                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-04347
                                  ---------------------------------------------

                                   GMO Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             40 Rowes Wharf, Boston, MA                         02110
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                      Scott Eston, Chief Executive Officer
                        40 Rowes Wharf, Boston, MA 02110
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  617-330-7500
                                                   ----------------------------

Date of fiscal year end:    02/29/2004
                        --------------------------
Date of reporting period:   02/29/2004
                         -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGEMENT

Day-to-day management of the Fund's portfolio is the responsibility of the Fixed Income Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Alpha LIBOR Fund returned +0.9% for the period from December 1, 2003 to February 29, 2004, as compared with +0.3% for the Citigroup 3-Month Treasury Bill Index.

The Fund outperformed the benchmark during the period by +0.6%. The Fund's outperformance was primarily attributable to issue selection. The Fund benefited from its exposure to non-Treasury/Agency securities due to the tightening of spreads during the period. Exposure to National Century's healthcare receivable asset-backed bonds gained 48 basis points in February as the bond price rose from 11 to 12. The Fund's duration at February 29, 2004 was 0.37 years.

At February 29, 2004, about 84% of the portfolio is AAA-rated, 3% AA-rated, 4% A-rated, and the remaining 9% is rated below A. Approximately 60% of the Fund is invested in highly rated, floating rate, asset-backed securities. These included issues backed by home equity, auto, truck, credit card, and healthcare receivables. Approximately 20% of the Fund is invested in US government agency issues that offer higher yields than similar maturity U.S. Treasury securities. The remainder of the Fund is split between collateralized bond obligations (15%) and corporate bonds (1%).

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

                                   Annual Dump

Alpha Libor Fund
As Of: 11/30/2003

DATE                        ALPHA LIBOR FUND    J.P. MORGAN U.S. 3 MONTH CASH
            12/31/1999          10,000.00                10,000.00
             3/31/2000          10,172.00                10,153.62
             6/30/2000          10,344.84                10,317.15
             9/30/2000          10,522.43                10,491.27
            12/31/2000          10,727.86                10,681.25
             3/31/2001          10,898.61                10,859.69
             6/30/2001          11,040.20                10,999.51
             9/30/2001          11,156.32                11,127.64
            12/31/2001          11,248.41                11,208.73
             3/31/2002          11,314.40                11,258.17
             6/30/2002          11,428.78                11,321.85
             9/30/2002          11,380.51                11,376.92
            12/31/2002          10,670.34                11,433.48
             3/31/2003          10,563.81                11,474.41
             6/30/2003          10,710.28                11,514.14
             9/30/2003          10,643.70                11,546.99
            11/30/2003          10,603.75                11,569.50

Average Annual Returns
Inception                                 12/31/1999

11/30/03 - 02/29/04      1YR      5YR     10YR(ITD)
       0.92              0.5      N/A       1.51

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  PAR VALUE ($)    DESCRIPTION                                                           VALUE ($)
---------------------------------------------------------------------------------------------------
                   DEBT OBLIGATIONS -- 90.8%

                   ASSET-BACKED SECURITIES -- 66.8%

                   AIRLINES -- 1.1%
        3,400,000  Aircraft Finance Trust Series 99-1A Class A1,
                      Variable Rate, 1 mo. LIBOR + .48%, 1.57%, due 05/15/24              2,490,500
                                                                                      -------------

                   AUTOMOTIVE -- 2.5%
        2,027,739  Capital Auto Receivables Asset Trust (GMAC) 2002-2 A3, 3.82%,
                      due 07/15/05                                                        2,042,155
        3,500,000  Ford Credit Auto Owner Trust Series 03-A Class A4A, 2.70%, due
                      06/15/07                                                            3,533,495
                                                                                      -------------
                                                                                          5,575,650
                                                                                      -------------

                   CREDIT CARDS -- 15.3%
        5,000,000  American Express Credit Account Master Trust Series 01-6 2003-1
                      A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .11%, 1.20%,
                      due 09/15/10                                                        5,002,000
        4,000,000  Bank One Issuance Trust Series 02-A5 Class A5,
                      Variable Rate, 1 mo. LIBOR + .12%, 1.21%, due 06/15/10              4,007,500
        5,000,000  Bank One Issuance Trust Series 03 Class A1,
                      Variable Rate, 1 mo. LIBOR + .12%, 1.21%, due 09/15/10              5,007,812
        5,000,000  Chase Credit Card Master Trust Series 01-6 Class A,
                      Variable Rate, 1 mo. LIBOR + .13%, 1.22%, due 03/16/09              5,010,800
        4,000,000  Discover Card Master Trust I 2003-2 Class A,
                      Variable Rate, 1 mo. LIBOR + .13%, 1.22%, due 08/15/10              4,003,750
        4,600,000  Discover Card Master Trust I Series 00-5 Class A,
                      Variable Rate, 1 mo. LIBOR + .18%, 1.27%, due 11/15/07              4,608,266
        2,000,000  Discover Card Master Trust I Series 03-4 A1,
                      Variable Rate, 1 mo. LIBOR + .11%, 1.20%, due 05/15/11              2,000,938
        5,000,000  MBNA Master Credit Card Trust Series 03 Class A3,
                      Variable Rate, 1 mo. LIBOR + .12%, 1.21%, due 08/16/10              5,007,813
                                                                                      -------------
                                                                                         34,648,879
                                                                                      -------------

                   HIGH YIELD COLLATERALIZED DEBT OBLIGATIONS -- 4.9%
        1,932,363  Nomura CBO Ltd Series 97-2 Class A2, 144A, Step up, 6.26%, due
                      10/30/09                                                            1,946,160
          656,133  Pacific Life CBO Series 98-1A Class A2A, 144A, Step Up, 6.56%,
                      due 02/15/10                                                          656,120
        3,341,186  Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                      Step Up, 6.33%, due 09/15/09                                        3,458,128
        5,430,073  SHYPPCO Finance Co Series II Class A-2B, 144A, 6.64%, due
                      06/15/10                                                            5,049,968
                                                                                      -------------
                                                                                         11,110,376
                                                                                      -------------

               See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004


  PAR VALUE ($)    DESCRIPTION                                                           VALUE ($)
---------------------------------------------------------------------------------------------------
                   INSURED AUTO FINANCING -- 2.2%
        5,000,000  Aesop Funding II LLC Series 03-2A Class A1, 144A, MBIA, 2.74%,
                      due 06/20/07                                                        5,029,688
                                                                                      -------------

                   INSURED BUSINESS LOANS -- 1.5%
        1,493,370  CNL Commercial Mortgage Loan Trust Series 03-2A Class A1, 144A,
                      AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 1.53%, due 10/25/30       1,495,237
        2,000,000  Golden Securities Corp 03-A A1, 144A, AMBAC,
                      Variable Rate, 1 mo. LIBOR + .30%, 1.40%, due 12/02/13              2,002,860
                                                                                      -------------
                                                                                          3,498,097
                                                                                      -------------

                   INSURED EMERGING MARKETS COLLATERALIZED DEBT OBLIGATIONS -- 2.5%
        3,471,517  Anfield Road I Ltd Series 1 Class A, CapMAC, PTE,
                      Variable Rate, 6 mo. LIBOR + .25%, 1.42%, due 11/06/06              3,424,860
        2,166,973  Starvest Emerging Markets CBO-I Series 1A, Class A, CapMAC,
                      Variable Rate, 6 mo. LIBOR + .19%, 1.36%, due 07/30/11              2,128,769
                                                                                      -------------
                                                                                          5,553,629
                                                                                      -------------

                   INSURED HIGH YIELD COLLATERALIZED DEBT OBLIGATIONS -- 4.0%
        1,332,862  DLJ CBO Ltd Series 1A Class A2, 144A, FSA, 6.68%, due 04/15/11         1,346,191
        1,862,581  GSC Partners CDO Fund Ltd Series 2A Class A, 144A, FSA,
                      Variable Rate, 6 mo. LIBOR + .52%, 1.75%, due 05/22/13              1,843,583
        2,488,474  Northstar CBO Ltd Series 97-2I Class A2, 144A,
                      Variable Rate, Step Up, 4.12%, due 07/15/09                         2,487,578
        3,467,077  Spirit CBO Series 03-4AW,
                      Variable Rate, 6 mo. LIBOR + .55%, 1.77%, due 05/23/11              3,459,727
                                                                                      -------------
                                                                                          9,137,079
                                                                                      -------------

                   INSURED HOME EQUITY -- 0.7%
        1,492,931  Residential Funding Mortgage Securities Series 03-HS1 Class AII,
                      FGIC, Variable Rate, 1 mo. LIBOR + .29%, 1.38%, due 12/25/32        1,492,035
                                                                                      -------------

                   INSURED INSURANCE PREMIUMS -- 1.5%
        3,000,000  PFS Financing Corp Series 01-FA Class A, MBIA, 144A,
                      Variable Rate, 1 mo. LIBOR + .33%, 1.42%, due 06/15/08              3,000,938
          366,666  Polaris Funding Company Series EMTN,
                      Variable Rate, 1 mo. LIBOR + .45%, 1.55%, due 01/07/05                366,336
                                                                                      -------------
                                                                                          3,367,274
                                                                                      -------------

               See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  PAR VALUE ($)    DESCRIPTION                                                           VALUE ($)
---------------------------------------------------------------------------------------------------
                   INSURED PERPETUAL LOAN COLLATERALIZED DEBT OBLIGATION -- 3.0%
        7,000,000  Augusta Funding Ltd Series 10A Class F-1, 144A, CapMAC,
                      Variable Rate, 3 mo. LIBOR + .25%, 2.05%, due 06/30/17              6,825,000
                                                                                      -------------

                   INSURED RESIDENTIAL HOME EQUITY (EUROPEAN) -- 4.5%
GBP     3,000,000  RMAC Series 03-NS1X Class A2A, 144A, AMBAC,
                      Variable Rate, 3 mo. GBP LIBOR + .45%, 4.46%, due 06/12/35          5,593,497
GBP     2,500,000  RMAC Series 03-NS2A Class A2A, 144A, AMBAC,
                      Variable Rate, 3 mo. GBP LIBOR + .40%, 4.41%, due 09/12/35          4,641,820
                                                                                      -------------
                                                                                         10,235,317
                                                                                      -------------

                   INSURED RESIDENTIAL HOME EQUITY (UNITED STATES) -- 2.9%
        3,243,275  Quest Series 03-X4A Class A, 144A, AMBAC,
                      Variable Rate, 1 mo. LIBOR + .43%, 1.52%, due 12/25/33              3,243,275
        3,241,173  Residential Asset Securities Corp Series 02-KS3 Class A1B, AMBAC,
                      Variable Rate, 1 mo. LIBOR + .25%, 1.34%, due 05/25/32              3,242,956
                                                                                      -------------
                                                                                          6,486,231
                                                                                      -------------

                   INSURED RESIDENTIAL PRIME MORTGAGES (UNITED STATES) -- 3.9%
        1,468,661  Chevy Chase Mortgage Funding Corp Series 03-4, 144A, AMBAC,
                      Variable Rate, 1 mo. LIBOR + .34%, 1.43%, due 10/13/34              1,468,808
        3,285,870  Wachovia Asset Securization Inc Series 02-HE1 Class A, AMBAC,
                      Variable Rate, 1 mo. LIBOR + .37%, 1.46%, due 09/27/32              3,295,498
        4,003,856  Wachovia Asset Securization Inc Series 03-HE1 Class A1, FGIC,
                      Variable Rate, 1 mo. LIBOR + .29%, 1.38%, due 03/25/33              4,005,898
                                                                                      -------------
                                                                                          8,770,204
                                                                                      -------------

                   NON-INSURED EMERGING MARKETS DEBT OBLIGATIONS -- 0.7%
        1,592,537  Oasis CBO Ltd, 144A,
                      Variable Rate, 6 mo. LIBOR + .38%, 1.63%, due 05/30/11              1,556,736
                                                                                      -------------

                   RATE REDUCTION BOND -- 2.1%
        4,390,300  California Infrastructure PG&E Series 97-1 Class A7, 6.42%,
                      due 09/25/08                                                        4,636,054
                                                                                      -------------

               See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  PAR VALUE ($)    DESCRIPTION                                                           VALUE ($)
---------------------------------------------------------------------------------------------------
                   RESIDENTIAL HOME EQUITY (UNITED STATES) -- 3.6%
        2,000,000  CIT Group Home Equity Loan Trust Series 03-1 Class A3, 2.79%,
                      due 03/20/29                                                        2,014,140
        2,778,322  Citigroup Mortgage Loan Trust Inc Series 03-HE3 A, AMBAC,
                      Variable Rate, 1 mo. LIBOR + .38%, 1.47%, due 12/25/33              2,781,045
        3,284,807  Residential Asset Mortgage Products Inc, Series 03-RS11, Class
                      AI1, Variable Rate, 1 mo. LIBOR + .19%, 1.28%, due 03/25/23         3,282,442
                                                                                      -------------
                                                                                          8,077,627
                                                                                      -------------

                   RESIDENTIAL PRIME MORTGAGES (AUSTRALIAN) -- 4.9%
        4,171,192  Interstar Millennium Trust Series 03-3G Class A2,
                      Variable Rate, 3 mo. LIBOR + .25%, 1.42%, due 09/27/35              4,177,448
        3,398,325  Interstar Millennium Trust Series 03-5G Class A2,
                      Variable Rate, 3 mo. LIBOR + .25%, 1.37%, due 01/20/36              3,398,325
        3,402,361  Medallion Trust Series 03-1G Class A,
                      Variable Rate, 3 mo. LIBOR + .19%, 1.36%, due 12/21/33              3,402,361
                                                                                      -------------
                                                                                         10,978,134
                                                                                      -------------

                   STUDENT LOANS -- 5.0%
          401,850  Bank One Student Loan Trust Series 94-A Class A2,
                      Variable Rate, 1 mo. LIBOR + .30%, 1.39%, due 10/25/16                402,023
        2,400,000  Keycorp Student Loan Trust Series 94-B Certificates,
                      Variable Rate, 1 mo. LIBOR + .73%, 1.82%, due 11/25/21              2,401,440
        2,000,000  Keycorp Student Loan Trust Series 95-A Class B,
                      Variable Rate, 1 mo. LIBOR + .75%, 1.84%, due 10/27/21              2,001,200
        1,193,200  SMS Student Loan Trust Series 94-A Certificates,
                      Variable Rate, 1 mo. LIBOR + .70%, 1.80%, due 07/26/21              1,193,558
        1,051,400  SMS Student Loan Trust Series 94-B Certificates,
                      Variable Rate, 1 mo. LIBOR + .75%, 1.84%, due 10/25/23              1,052,451
          986,400  SMS Student Loan Trust Series 95-A Certificates,
                      Variable Rate, 1 mo. LIBOR + .65%, 1.74%, due 04/25/25                988,866
        2,815,343  SMS Student Loan Trust Series 97-A Class A,
                      Variable Rate, 3 mo. U.S. Treasury Bill + .60%, 1.53%,
                      due 10/27/25                                                        2,813,090
          532,392  Student Loan Marketing Association Series 96-4 Class A2,
                      Variable Rate, 3 mo. U.S. Treasury Bill + .64%, 1.57%,
                      due 07/25/09                                                          529,730
                                                                                      -------------
                                                                                         11,382,358
                                                                                      -------------

                   Total Asset-Backed Securities                                        150,850,868
                                                                                      -------------

               See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES /
   PRINCIPAL
   AMOUNT ($)      DESCRIPTION                                                          VALUE ($)
---------------------------------------------------------------------------------------------------
                   CORPORATE DEBT -- 2.1%
        2,532,579  Continental Airlines Series 99-1A, 6.55%, due 02/02/19                 2,532,579
        2,000,000  General Motors Acceptance Corp, 7.50%, due 07/15/05                    2,132,200
                                                                                      -------------
                                                                                          4,664,779
                                                                                      -------------

                   U.S. GOVERNMENT -- 21.9%
       28,523,000  U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a)         32,195,336
       17,000,000  U.S. Treasury Note, 2.00%, due 11/30/04 (b)                           17,111,563
                                                                                      -------------
                                                                                         49,306,899
                                                                                      -------------

                   TOTAL DEBT OBLIGATIONS (COST $202,904,407)                           204,822,546
                                                                                      -------------

                   PRIVATE INVESTMENT FUND -- 5.7%

        1,074,155  GMO SPV I, LLC *(c) (d)                                               12,879,123
                                                                                      -------------

                   TOTAL PRIVATE INVESTMENT FUND (COST $107,044,224)                     12,879,123
                                                                                      -------------

                   CALL OPTIONS PURCHASED -- 0.4%

                   OPTIONS ON BONDS -- 0.4%
       25,000,000  Bellsouth Telecommunications, 7.00%, 12/01/95, Expires 10/26/06,
                      Strike 100.00                                                         937,493
                                                                                      -------------

                   TOTAL CALL OPTIONS PURCHASED (COST $312,500)                             937,493
                                                                                      -------------

                   MUTUAL FUNDS -- 3.4%

          325,484  Dreyfus Money Market Fund (e)                                            325,484
        7,319,344  Merrimac Cash Fund (e)                                                 7,319,344
                                                                                      -------------

                   TOTAL MUTUAL FUNDS (COST $7,644,828)                                   7,644,828
                                                                                      -------------

               See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES /
  PAR VALUE ($)    DESCRIPTION                                                           VALUE ($)
---------------------------------------------------------------------------------------------------
                   SHORT-TERM INVESTMENTS -- 0.7%

                   CASH EQUIVALENTS -- 0.7%
        1,602,406  Harris Trust & Savings Bank Eurodollar Time Deposit, 1.01%, due
                      3/30/04 (e)                                                         1,602,406
                                                                                      -------------

                   TOTAL SHORT-TERM INVESTMENTS (COST $1,602,406)                         1,602,406
                                                                                      -------------

                   TOTAL INVESTMENTS -- 101.0%
                   (Cost $319,508,365)                                                  227,886,396

                   Other Assets and Liabilities (net) -- (1.0%)                          (2,159,558)
                                                                                      -------------

                   TOTAL NET ASSETS -- 100.0%                                         $ 225,726,838
                                                                                      =============

                   NOTES TO THE SCHEDULE OF INVESTMENTS:

                   144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

                   AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation

                   CapMAC - Insured as to the payment of principal and interest by Capital Markets Assurance Corporation

                   CBO - Collateralized Bond Obligation

                   CDO - Collateralized Debt Obligation

                   EMTN - Euromarket Medium Term Note

                   FGIC - Insured as to the payment of principal and interest by
                     Financial Guaranty Insurance Corporation

                   FSA - Insured as to the payment of principal and interest by
                     Financial Security Assurance

                   GBP - British Pound

                   PTE - Asian Securitization & Infrastructure Assurance Ltd.

                   MBIA - Insured as to the payment of principal and interest by
                     MBIA Insurance Corp

                   Variable and step up rates - The rates shown on Variable and step up rate notes are the current interest rates at February 29, 2004, which are subject to change based on the terms of the

               See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

                     security, including varying reset dates.

                   NOTES TO THE SCHEDULE OF  INVESTMENTS -- CONTINUED
                   * Non-income producing security.

                   (a) All or a portion of this security is held as collateral for open swap contracts (Note 8).

                   (b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 8).

                   (c) GMO Alpha LIBOR Fund held 81.3% of GMO SPV I, LLC at February 29, 2004. GMO SPV I, LLC is comprised of the following underlying assets:

                   PAR VALUE ($)      DESCRIPTION                                       VALUE ($)
                   --------------------------------------------------------------------------------
                       49,500,000     NPF VI Inc Series 02-1A Class A, 144A,
                                         Variable Rate, 1 mo. LIBOR +.95%, 2.69%, due
                                         02/01/08                                         5,940,000
                       56,000,000     NPF XII Inc Series 02-1 Class A, 144A,
                                         Variable Rate, 1 mo. LIBOR +.65%, 2.39%, due
                                         05/02/05                                         6,720,000
                       22,000,000     NPF XII Inc Series 00-3 Class A, 144A,
                                         Variable Rate, 1 mo. LIBOR +.45%, 2.20%, due
                                         12/01/05                                         2,640,000
                                                                                        -----------
                                                                                         15,300,000
                                                                                        -----------
                                      Other Assets and Liabilities                          531,747
                                                                                        -----------
                                                                                         15,831,747
                                                                                        -----------

                   (d) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).

                   (e) All or a portion of this security represents investment of security lending collateral (Note 2).

               See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments in unaffiliated issuers, at value, including securities on loan
  of $2,490,500 (cost $212,464,141) (Note 2)                                          $ 215,007,273
  Investments in affiliated issuers, at value (cost $107,044,224)                        12,879,123
  Receivable for investments sold                                                           113,629
  Interest receivable                                                                       836,048
  Receivable for expenses reimbursed by Manager (Note 3)                                     42,714
                                                                                      -------------

    Total assets                                                                        228,878,787
                                                                                      -------------

LIABILITIES:
  Payable upon return of securities loaned (Note 2)                                       2,550,000
  Payable for open forward foreign currency contracts (Notes 2 and 8)                       171,934
  Periodic payments from open swap contracts (Notes 2 and 8)                                115,775
  Net payable for open swap contracts (Notes 2 and 8)                                        37,217
  Payable for variation margin on open futures contracts (Notes 2 and 8)                    122,105
  Trustees fee                                                                               11,875
  Accrued expenses                                                                          143,043
                                                                                      -------------

     Total liabilities                                                                    3,151,949
                                                                                      -------------
NET ASSETS                                                                            $ 225,726,838
                                                                                      =============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                     $ 358,445,331
  Accumulated undistributed net investment income                                         6,523,465
  Accumulated net realized loss                                                         (47,197,563)
  Net unrealized depreciation                                                           (92,044,395)
                                                                                      -------------
                                                                                      $ 225,726,838
                                                                                      =============

SHARES OUTSTANDING                                                                        9,361,894
                                                                                      =============

NET ASSET VALUE PER SHARE                                                             $       24.11
                                                                                      =============

               See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS

                                                                      FOR THE PERIOD
                                                                      DECEMBER 1, 2003            YEAR ENDED
                                                                  THROUGH FEBRUARY 29, 2004    NOVEMBER 30, 2003
                                                                  -------------------------    -----------------
INVESTMENT INCOME:
     Interest (including securities lending income
     of $864 and $342, respectively)                                    $    1,309,456           $    7,798,174
                                                                        --------------           --------------

           Total income                                                      1,309,456                7,798,174
                                                                        --------------           --------------

EXPENSES:
     Custodian and transfer agent fees                                           9,009                   33,573
     Audit and tax fees                                                         48,994                   90,597
     Legal fees                                                                 29,302                  345,328
     Trustees fees and related expenses (Note 3)                                19,093                   87,275
     Interest expense (Notes 2 and 8)                                           22,709                    8,119
     Miscellaneous                                                               1,456                    3,680
                                                                        --------------           --------------
         Total expenses                                                        130,563                  568,572
     Fees and expenses reimbursed by Manager (Note 3)                          (63,918)                (253,158)
                                                                        --------------           --------------

         Net expenses                                                           66,645                  315,414
                                                                        --------------           --------------

           Net investment income                                             1,242,811                7,482,760
                                                                        --------------           --------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
         Investments in unaffiliated issuers                                    (2,381)             (43,199,669)
         Investments in affiliated issuers                                    (199,887)                      --
         Closed futures contracts                                             (906,982)                (713,908)
         Closed swap contracts                                                 742,089                  293,150
         Foreign currency, forward contracts and
         foreign currency related transactions                                (860,961)                (277,147)
                                                                        --------------           --------------

                       Net realized loss                                    (1,228,122)             (43,897,574)
                                                                        --------------           --------------

     Change in net unrealized appreciation (depreciation) on:
         Investments                                                         2,912,680               37,711,254
         Open futures contracts                                               (347,875)                 302,634
         Open swap contracts                                                  (557,269)                 520,052
         Foreign currency, forward contracts and
         foreign currency related transactions                                  50,803                 (504,398)
                                                                        --------------           --------------

                       Net unrealized gain                                   2,058,339               38,029,542
                                                                        --------------           --------------

         Net realized and unrealized gain (loss)                               830,217               (5,868,032)
                                                                        --------------           --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $    2,073,028           $    1,614,728
                                                                        ==============           ==============

               See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE PERIOD                        FOR THE PERIOD
                                                             DECEMBER 1, 2003                        MARCH 1, 2002
                                                                 THROUGH           YEAR ENDED          THROUGH
                                                            FEBRUARY 29, 2004   NOVEMBER 30, 2003  NOVEMBER 30, 2002
                                                            -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                   $     1,242,811     $     7,482,760    $    35,057,752
     Net realized loss                                            (1,228,122)        (43,897,574)        (9,458,422)
     Change in net unrealized appreciation (depreciation)          2,058,339          38,029,542       (120,340,832)
                                                             ---------------     ---------------    ---------------

     Net increase (decrease) in net assets from operations         2,073,028           1,614,728        (94,741,502)
                                                             ---------------     ---------------    ---------------

Distributions to shareholders from:
     Net investment income                                                --                  --         (8,124,881)
     Net realized gains                                                   --                  --         (4,222,800)
                                                             ---------------     ---------------    ---------------

                                                                          --                  --        (12,347,681)
                                                             ---------------     ---------------    ---------------
Net share transactions: (Note 7)
     Proceeds from sale of shares                                         --             324,210        464,399,000
     Net asset value of shares issued to shareholders in
       payment of distributions declared                                  --                  --         12,347,681
     Cost of shares repurchased                                     (467,911)        (59,532,346)    (1,528,653,659)
                                                             ---------------     ---------------    ---------------
     Decrease in net assets resulting from net share
       transactions                                                 (467,911)        (59,208,136)    (1,051,906,978)
                                                             ---------------     ---------------    ---------------

         Total increase (decrease) in net assets                   1,605,117         (57,593,408)    (1,158,996,161)

NET ASSETS:
     Beginning of period                                         224,121,721         281,715,129      1,440,711,290
                                                             ---------------     ---------------    ---------------
     End of period (including undistributed net
       investment income of $6,523,465 and $6,369,332,
       and distributions in excess of net
       investment income of $548,547, respectively)          $   225,726,838     $   224,121,721    $   281,715,129
                                                             ===============     ===============    ===============

               See accompanying notes to the financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

               See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 PERIOD FROM
                                                                DECEMBER 1, 2003             YEAR
                                                                    THROUGH                  ENDED
                                                             FEBRUARY 29, 2004(f)(g)   NOVEMBER 30, 2003(f)
                                                             -----------------------   --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $      23.89            $      23.77
                                                                  ------------            ------------

Income from investment operations:
   Net investment income                                                  0.13++                  0.75++
   Net realized and unrealized gain (loss)                                0.09                   (0.63)
                                                                  ------------            ------------

     Total from investment operations                                     0.22                    0.12
                                                                  ------------            ------------

Less distributions to shareholders:
   From net investment income                                               --                      --
   From net realized gains                                                  --                      --
                                                                  ------------            ------------

       Total distributions                                                  --                      --
                                                                  ------------            ------------
NET ASSET VALUE, END OF PERIOD                                    $      24.11            $      23.89
                                                                  ============            ============
TOTAL RETURN (a)                                                          0.92%+                  0.50%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                              $    225,727            $    224,113
   Net operating expenses to average daily net assets                     0.08%**                 0.13%
   Interest expense to average daily net assets(b)                        0.04%**                   --(e)
   Total net expenses to average daily net assets                         0.12%**                 0.13%
   Net investment income to average daily net assets                      0.49%**                 3.11%
   Portfolio turnover rate                                                   4%+                    80%
   Fees and expenses reimbursed by the Manager to average
    daily net assets:                                                     0.11%**                 0.10%

               See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                PERIOD FROM
                                                               MARCH 1, 2002              YEAR ENDED FEB. 28/29, (f)
                                                                  THROUGH         ---------------------------------------
                                                           NOVEMBER 30, 2002(f)*      2002         2001(c)       2000***
                                                           ---------------------  -----------    -----------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD                            $    25.66        $     26.14    $     25.29    $   25.00
                                                                ----------        -----------    -----------    ---------

Income from investment operations:
   Net investment income                                              0.73++             1.29++         1.83++       0.26
   Net realized and unrealized gain (loss)                           (2.39)             (0.33)          0.07         0.03
                                                                ----------        -----------    -----------    ---------

     Total from investment operations                                (1.66)              0.96           1.90         0.29
                                                                ----------        -----------    -----------    ---------

Less distributions to shareholders:
   From net investment income                                        (0.15)             (1.44)         (1.05)          --
   From net realized gains                                           (0.08)                --             --           --
                                                                ----------        -----------    -----------    ---------

       Total distributions                                           (0.23)             (1.44)         (1.05)          --
                                                                ----------        -----------    -----------    ---------
NET ASSET VALUE, END OF PERIOD                                  $    23.77        $     25.66    $     26.14    $   25.29
                                                                ==========        ===========    ===========    =========
TOTAL RETURN (a)                                                     (6.53)%+            3.69%          7.61%        1.16%+

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                            $  281,715        $ 1,440,711    $ 1,520,173    $ 338,101
   Net operating expenses to average daily net assets                 0.01%**              --(d)          --(d)        --**(d)
   Interest expense to average daily net assets(b)                    0.03%**            0.05%          0.20%        0.40%**
   Total net expenses to average daily net assets                     0.04%**            0.05%          0.20%        0.40%**
   Net investment income to average daily net assets                  3.76%**            4.91%          7.05%        6.62%**
   Portfolio turnover rate                                              39%+               29%            39%           4%+
   Fees and expenses reimbursed by the Manager to average
    daily net assets:                                                 0.02%**            0.02%          0.02%        0.02%**

               See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

(a) The total return would have been lower had certain expenses not been reimbursed during the period shown.
(b) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 7.06% to 7.05%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(d) Net operating expenses as a percentage of average daily net assets was less than 0.01%.
(e) Interest expense as a percentage of average daily net assets was less than 0.01%.
(f) As a result of changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.06% and net investment income per share by $0.01. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of 0.15%, 0.41%, 0.24%, less than 0.01% and (0.15)% and to net investment income per share of $0.04, $0.08, $0.06, less than $0.01 and less than $(0.01) in the fiscal years/periods ending November 30, 2003, November 30, 2002, February 28, 2002, February 28, 2001 and February 29, 2000, respectively.
(g)   The Fund changed its fiscal year end from November 30 to February 28.
*     The Fund changed its fiscal year end from February 28 to November 30.
* *   Annualized.
* * * Period from December 31, 1999 (commencement of operations) to February 29, 2000.
+     Not annualized.
+ +   Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Alpha LIBOR Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund's investment objective is high total return comparable to the 3-month London Inter-Bank Offer Rate ("LIBOR"). The Fund seeks to achieve its objective by investing primarily in relatively high quality, low volatility fixed income instruments. The Fund's benchmark is the J.P. Morgan U.S. 3-Month Cash Index.

     Shares of GMO Alpha LIBOR Fund are not publicly offered and are principally available only to other GMO Funds of the Trust and certain accredited investors. Presently the Fund is closed to new investment.

     On November 26, 2002, approximately 78% of the Fund's assets were transferred to a new fund, the GMO Short-Duration Collateral Fund ("SDCF"). The Fund retained the National Century Financial Enterprises bonds (through its investment in GMO SPV I, LLC) and generally retained other lower quality issues. Effective November 30, 2002, the Fund changed its fiscal year end from February 28 to November 30.

     On January 23, 2004, the trustees of the Trust approved a transaction pursuant to which the Fund contributed its net assets, other than its interest in GMO SPV I, LLC, its claims resulting from its holdings of the NPF Securities, and a fixed amount of cash, such contribution representing $214,143,316 or 94.14% of the Fund's assets, to SDCF in exchange for SDCF shares. The transaction, which was structured as a tax-free reorganization, was consummated after the close of business on March 31, 2004 and the shares received by the Fund were then distributed to its shareholders. After distribution of the SDCF shares, the Fund changed its name to GMO Special Purpose Holding Fund and elected partnership status for Federal income tax purposes. The tax year end of the GMO Special Purpose Holding Fund will be determined by reference to the year end of the majority of the partners on the first day of its taxable year, April 1, 2004. For financial reporting purposes, the Fund changed its year end from November 30 to February 28.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLE

     As a result of a recent FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's Statement of Changes in Net Assets and the per share amounts in all prior year financial highlights presented. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased net investment income and decreased net realized gains by $137,837 for the period ended February 29, 2004 and increased net investment income and decreased net realized gains by $384,490 for the year ended February 28, 2003. This change had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

     PORTFOLIO VALUATION

     Shares of investment funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value. The prices provided by the Manager may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 29, 2004, the total value of such securities represented 5.7% of net assets.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Certain securities held by the Fund were valued solely on the basis of a price provided by the principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 29, 2004, the total value of these securities represented 10.1% of net assets.

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS

     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 8 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of February 29, 2004.

     FUTURES CONTRACTS

     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 8 for all open futures contracts as of February 29, 2004.

     OPTIONS

     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See Schedule of Investments for all open purchased option contracts as of February 29, 2004.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     INDEXED SECURITIES

     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SWAP AGREEMENTS

     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See Note 8 for a summary of open swap agreements as of February 29, 2004.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. At February 29, 2004, there were no open repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS

     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. At February 29, 2004, the Fund had no open reverse repurchase agreements.

     SECURITY LENDING

     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund loaned securities having a market value of $2,490,500 collateralized by cash in the amount of $2,550,000, which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS

     The Fund intends to qualify as a regulated investment company until March 31, 2004, under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $6,335,530 of undistributed ordinary income. The temporary differences between book and tax basis distributable earnings are primarily due to swaps and foreign currency transactions.

     At February 29, 2004, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $31,485,960 and $2,335,272 expiring November 30, 2011 and February 28, 2012, respectively.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to foreign currency transactions, the transaction described in Note 1 and redemption in kind transactions. The net loss from redemption in kind transactions was $198,051. The financial highlights exclude these adjustments.

               ACCUMULATED                ACCUMULATED
            UNDISTRIBUTED NET                 NET
            INVESTMENT INCOME            REALIZED LOSS             PAID-IN CAPITAL
          ---------------------       -------------------       ---------------------
              $  (1,088,678)              $  8,765,236              $  (7,676,558)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     Security transactions are accounted for on trade date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection in the ordinary course of business is not expected. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of these securities is recorded as interest income.

     EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO does not charge the Fund any management or service fees for its services. In addition, effective until at least June 30, 2004, GMO has contractually agreed to reimburse all of the Fund's expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the period ended February 29, 2004 and year ended November 30, 2003, were $15,089 and $55,559, respectively. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended February 29, 2004, aggregated $9,018,800 and $18,807,625, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                 GROSS UNREALIZED     GROSS UNREALIZED      NET UNREALIZED
           AGGREGATE COST          APPRECIATION         DEPRECIATION         DEPRECIATION
          ----------------      ------------------   ------------------    ----------------
           $  319,492,364          $  3,665,295        $  (95,271,263)      $  (91,605,968)

5.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 60.4% of the outstanding shares of the Fund were held by three shareholders each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, .04% of the Fund was held by one related party.

6.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                        FOR THE PERIOD                                FOR THE PERIOD
                                                       DECEMBER 1, 2003                               MARCH 1, 2002
                                                           THROUGH               YEAR ENDED              THROUGH
                                                      FEBRUARY 29, 2004*     NOVEMBER 30, 2003      NOVEMBER 30, 2002*
                                                     --------------------   --------------------   --------------------
     Shares sold                                                   --               13,488              18,062,276
     Shares issued to shareholders
       In reinvestment of distributions                            --                   --                 480,081
     Shares repurchased                                       (19,584)          (2,483,384)            (62,845,666)
                                                            ---------           ----------             -----------
     Net decrease                                             (19,584)          (2,469,896)            (44,303,309)

     Fund shares:

      Beginning of period                                   9,381,478           11,851,374              56,154,683
                                                            ---------           ----------             -----------

      End of period                                         9,361,894            9,381,478              11,851,374
                                                            =========           ==========             ===========

     *Change in year end. See Note 1.

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

     FORWARD CURRENCY CONTRACTS

       SETTLEMENT                                    UNITS OF                       NET UNREALIZED
          DATE                DELIVER                CURRENCY           VALUE        DEPRECIATION
      -------------  ---------------------------  ---------------  ---------------  --------------
         Sales

        4/13/04                 GBP                   5,500,000     $  10,170,934     $  (171,934)
                                                                                      ===========

     GBP - British Pound

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     FUTURES CONTRACTS

       NUMBER OF                                                      CONTRACT      NET UNREALIZED
       CONTRACTS                TYPE              EXPIRATION DATE      VALUE         DEPRECIATION
      -------------  ---------------------------  ---------------  ---------------  --------------
         Sales

          368          U.S. Treasury Note 5 Yr.      June 2004      $  41,365,500     $  (45,241)
                                                                                      ==========

     REVERSE REPURCHASE AGREEMENTS

     Average balance outstanding                                                      $   8,669,318
     Average interest rate                                                                     1.15%
     Maximum balance outstanding                                                      $  13,355,700
     Average shares outstanding                                                           9,366,954
     Average balance per share outstanding                                            $        0.93

     Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

     SWAP AGREEMENTS

                                                                                         NET
                                                                                      UNREALIZED
          NOTIONAL        EXPIRATION                                                 APPRECIATION
           AMOUNT            DATE                     DESCRIPTION                   (DEPRECIATION)
     -------------------  ----------  --------------------------------------------  --------------
     INTEREST RATE SWAPS

          10,000,000 USD    3/4/08    Agreement with JP Morgan Chase Bank dated     $     (53,027)
                                      3/4/03 to pay the notional amount multiplied
                                      by 3.096% and to receive the notional amount
                                      multiplied by the 3 month Floating Rate
                                      LIBOR.

          11,400,000 USD   2/25/13    Agreement with JP Morgan Chase Bank dated          (271,507)
                                      12/9/03 to pay the notional amount
                                      multiplied by 4.54% and to receive the
                                      notional amount multiplied by the 3 month
                                      Floating Rate LIBOR.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

SWAP AGREEMENTS -- continued

                                                                                    NET UNREALIZED
          NOTIONAL        EXPIRATION                                                 APPRECIATION
           AMOUNT            DATE                     DESCRIPTION                   (DEPRECIATION)
     -------------------  ----------  --------------------------------------------  --------------
     TOTAL RETURN SWAPS

     10,000,000 USD        03/31/04   Agreement with Lehman Brothers Special        $      106,571
                                      Financing Inc. dated 12/31/03 to receive the
                                      notional amount multiplied by the change in
                                      market value of Lehman Brothers CMBS AAA
                                      Index and to pay the initial market value
                                      multiplied by the 1 month LIBOR adjusted by
                                      a specific spread.

          15,000,000 USD   7/31/04    Agreement with JP Morgan Chase Bank dated            180,746
                                      01/21/04 to receive the notional amount
                                      multiplied by the change in market value of
                                      Lehman Brothers CMBS AAA 8.5 yr. Index and
                                      to pay the initial market value multiplied
                                      by the 1 month LIBOR adjusted by a specific
                                      spread.
                                                                                    --------------
                                                                                    $      (37,217)
                                                                                    ==============

     See Notes to the Schedule of Investments for definitions of currency abbreviations.

9.   INVESTMENTS IN AFFILIATES

     A summary of the Fund's transactions in the securities of these issuers during the period ended February 29, 2004, is set forth below:

                                VALUE,
                             BEGINNING OF                                     DIVIDEND    VALUE, END OF
     AFFILIATE                  PERIOD       PURCHASES     SALES PROCEEDS      INCOME         PERIOD
     ---------------------   ------------   -----------   ----------------   ----------   -------------
     GMO SPV I, LLC          $ 12,949,142   $        --   $         26,043   $       --   $  12,879,123

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO ALPHA LIBOR FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Alpha LIBOR Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

SHAREHOLDER MEETING AND RESULTS (UNAUDITED)

A special meeting of the shareholders of Alpha LIBOR Fund was held on March 11, 2004. No proxies were solicited for the meeting. 5,259,746.724 shares representing a quorum were present in person at the meeting. The only matter voted on was a proposal to consider for approval the agreement and plan of reorganization between Alpha LIBOR Fund and GMO Short-Duration Collateral Fund
(SDCF) that set forth the terms and conditions by which substantially all the assets of Alpha LIBOR Fund would be transferred to SDCF in a tax-free transaction to be completed on or before March 31, 2004. All 5,259,746.724 shares present at the meeting voted in favor of the proposal. No other matters came before the meeting for consideration by those present at the meeting and entitled to vote.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                                                PRINCIPAL             FUND           OTHER
                                     TERM OF OFFICE(1)        OCCUPATION(S)          COMPLEX     DIRECTORSHIPS
  NAME, ADDRESS,      POSITION(S)      AND LENGTH OF           DURING PAST         OVERSEEN BY      HELD BY
     AND DOB        HELD WITH TRUST     TIME SERVED            FIVE YEARS            TRUSTEE        TRUSTEE
------------------  ---------------  ------------------  -----------------------  -------------  --------------
Jay O. Light        Trustee          Since May 1996      Professor of Business         41            *(2)
c/o GMO Trust                                            Administration and
40 Rowes Wharf                                           Senior Associate Dean,
Boston, MA 02110                                         Harvard University.
DOB: 10/03/1941

Donald W.           Trustee          Since               Advisory Counsel,             41            None
Glazer, Esq.                         December 2000       Goodwin Procter LLP;
c/o GMO Trust                                            Secretary and
40 Rowes Wharf                                           Consultant, Provant,
Boston, MA 02110                                         Inc. (provider of
DOB:  07/26/1944                                         performance improvement
                                                         training services and
                                                         products)(1998 -
                                                         present); Consultant -
                                                         Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                                                PRINCIPAL             FUND           OTHER
                                     TERM OF OFFICE(1)        OCCUPATION(S)          COMPLEX     DIRECTORSHIPS
  NAME, ADDRESS,      POSITION(S)      AND LENGTH OF        DURING PAST FIVE       OVERSEEN BY      HELD BY
     AND DOB        HELD WITH TRUST     TIME SERVED              YEARS               TRUSTEE        TRUSTEE
------------------  ---------------  ------------------  -----------------------  -------------  --------------
R. Jeremy           Chairman of      Since September     Chairman, Grantham,           41            None
Grantham(3)         the Board of     1985.               Mayo, Van Otterloo &
c/o GMO Trust       Trustees         President from      Co. LLC
40 Rowes Wharf                       February 2002 -
Boston, MA 02110                     October 2002;
DOB:  10/06/1938                     President
                                     Quantitative from
                                     September 1985 -
                                     February 2002.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                TERM OF OFFICE(4)
  NAME, ADDRESS, AND      POSITION(S) HELD        AND LENGTH OF          PRINCIPAL OCCUPATION(S)
         DOB                 WITH TRUST            TIME SERVED            DURING PAST FIVE YEARS
-----------------------  -------------------  ----------------------   -----------------------------
Scott Eston              President and        President and Chief      Chief Financial Officer
c/o GMO Trust            Chief Executive      Executive Officer        (1997-present), Chief
40 Rowes Wharf           Officer              since October 2002;      Operating Officer (2000 -
Boston, MA 02110                              Vice President from      present) and Member,
DOB:  01/20/1956                              August 1998 -            Grantham, Mayo, Van
                                              October 2002.            Otterloo & Co. LLC.

Susan Randall Harbert    Chief Financial      Chief Financial          Member, Grantham, Mayo, Van
c/o GMO Trust            Officer and          Officer since            Otterloo & Co. LLC.
40 Rowes Wharf           Treasurer            February 2000;
Boston, MA 02110                              Treasurer since
DOB:  04/25/1957                              February 1998.

Brent Arvidson           Assistant            Since September 1998.    Senior Fund Administrator,
c/o GMO Trust            Treasurer                                     Grantham, Mayo, Van
40 Rowes Wharf                                                         Otterloo & Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.   Vice President       Vice President since     General Counsel, Anti-Money
c/o GMO Trust            and Clerk            February 1997; Clerk     Laundering Reporting
40 Rowes Wharf                                since March 2001 -       Officer (July 2002 -
Boston, MA 02110                              present and May 1999     February 2003) and Member,
DOB:  07/20/1965                              - August 1999.           Grantham, Mayo, Van
                                                                       Otterloo & Co. LLC.

Elaine M. Hartnett,      Vice President       Vice President since     Associate General Counsel,
Esq.                     and Secretary        August 1999;             Grantham, Mayo, Van
c/o GMO Trust                                 Secretary since          Otterloo & Co. LLC (June
40 Rowes Wharf                                March 2001.              1999 - present);
Boston, MA 02110                                                       Associate/Junior Partner,
DOB:  02/18/1945                                                       Hale and Dorr LLP (1991 -
                                                                       1999).

Julie Perniola           Vice President       Since February 2003.     Anti-Money Laundering
c/o GMO Trust            and Anti-Money                                Reporting Officer (February
40 Rowes Wharf           Laundering                                    2003 - present) and
Boston, MA 02110         Compliance Officer                            Compliance Officer,
DOB:  10/07/1970                                                       Grantham, Mayo, Van
                                                                       Otterloo & Co. LLC.

William L. Nemerever     Vice President       Vice President since     Member, Grantham, Mayo, Van
c/o GMO Trust                                 February 2004.           Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The Class III shares of the GMO U.S. Core Fund returned +37.5% for the fiscal year ended February 29, 2004, as compared to +38.5% for the S&P 500. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

The portfolio's underperformance for the fiscal year is primarily attributed to sector selection, where an overweight to health care proved costly. Underweight positions in materials processing and producer durables, and an overweight position in utilities also detracted from relative performance.

Stock selection within sectors had mixed results for the year. Selection within technology was ineffective, as overweight positions in Intel, BMC Software, and Oracle detracted from relative performance. Selection within consumer discretionary and utilities stocks was strong.

For the year, both the intrinsic value and price to normalized earnings stock selection strategies added value, while the price momentum strategy underperformed.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

                                   Annual Dump

U.S. CORE FUND-III
As Of: 2/29/2004

DATE                       GMO U.S. CORE FUND          S&P 500 INDEX
 2/28/1994                       5,000,000               5,000,000
 3/31/1994                       4,794,045               4,782,015
 6/30/1994                       4,803,895               4,802,150
 9/30/1994                       5,010,035               5,036,930
12/31/1994                       5,063,095               5,036,145
 3/31/1995                       5,525,590               5,526,500
 6/30/1995                       6,130,585               6,054,055
 9/30/1995                       6,795,915               6,535,175
12/31/1995                       7,253,065               6,928,615
 3/31/1996                       7,514,160               7,300,465
 6/30/1996                       7,766,190               7,628,140
 9/30/1996                       7,982,520               7,863,965
12/31/1996                       8,530,455               8,519,445
 3/31/1997                       8,738,955               8,747,805
 6/30/1997                      10,158,505              10,275,030
 9/30/1997                      11,351,040              11,044,635
12/31/1997                      11,524,235              11,361,810
 3/31/1998                      13,033,360              12,946,700
 6/30/1998                      13,301,480              13,374,230
 9/30/1998                      12,025,505              12,043,885
12/31/1998                      14,369,625              14,608,860
 3/31/1999                      14,894,120              15,336,730
 6/30/1999                      16,006,370              16,417,705
 9/30/1999                      14,912,855              15,392,515
12/31/1999                      17,041,605              17,682,790
 3/31/2000                      17,717,780              18,088,240
 6/30/2000                      17,083,615              17,607,810
 9/30/2000                      17,895,950              17,437,245
12/31/2000                      17,092,170              16,072,880
 3/31/2001                      15,737,520              14,167,365
 6/30/2001                      16,490,130              14,996,515
 9/30/2001                      14,544,965              12,795,300
12/31/2001                      15,778,665              14,162,490
 3/31/2002                      15,957,830              14,201,550
 6/30/2002                      13,991,565              12,298,815
 9/30/2002                      11,593,230              10,174,085
12/31/2002                      12,675,505              11,032,545
 3/31/2003                      12,045,965              10,684,990
 6/30/2003                      14,044,360              12,329,825
 9/30/2003                      14,288,685              12,656,020
12/31/2003                      16,048,745              14,196,500
 2/29/2004                      16,613,150              14,658,680

Average Annual Returns
Inception                                    9/18/1985

1YR                             5YR                   10YR(ITD)
37.5                            2.99                   12.76

U.S. CORE FUND-II
As Of: 2/29/2004

Average Annual Returns
Inception                                    6/7/1996

1YR                             5YR                   10YR(ITD)
37.26                           2.9                    10.26

U.S. CORE FUND-IV
As Of: 2/29/2004

Average Annual Returns
Inception                                    1/9/1998

1YR                             5YR                   10YR(ITD)
37.5                            3.04                   6.98

U.S. CORE FUND-V
As Of: 2/29/2004

Average Annual Returns
Inception                                    7/2/2001

1YR                             5YR                   10YR(ITD)
37.55                           N/A                    0.15

U.S. CORE FUND-VI
As Of: 2/29/2004

Average Annual Returns
Inception                                    6/30/2003

1YR                             5YR                   10YR(ITD)
N/A                             N/A                    18.41

U.S. CORE FUND-CLASS M
As Of: 2/29/2004

Average Annual Returns
Inception                                    4/15/2002

1YR                             5YR                   10YR(ITD)
37.23                           N/A                    3.67

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Performance for Classes II, IV, V, VI and M may vary due to different fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

* Class II performance includes Class III performance for the period November 17, 1997 to January 9, 1998, during which no Class II shares were outstanding.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                       VALUE ($)
-------------------------------------------------------------------------------------------------
                     COMMON STOCKS -- 99.1%

                     AUTO & TRANSPORTATION -- 3.3%
          449,400    Burlington Northern Santa Fe Corp.                                14,461,692
          124,500    CSX Corp.                                                          3,925,485
          460,200    Delphi Corp.                                                       4,694,040
        1,572,111    Ford Motor Co.                                                    21,616,526
          996,816    General Motors Corp.                                              47,966,786
           12,800    Genuine Parts Co.                                                    444,544
          410,100    Harley-Davidson, Inc.                                             21,784,512
          104,700    Lear Corp.                                                         6,452,661
          122,550    Paccar, Inc.                                                       6,790,495
                                                                                      -----------
                                                                                      128,136,741
                                                                                      -----------

                     CONSUMER DISCRETIONARY -- 14.5%
           38,200    Abercrombie & Fitch Co.-Class A *                                  1,204,446
          249,100    Amazon.com, Inc. *                                                10,748,665
          157,400    Apollo Group, Inc.-Class A *                                      11,986,010
          237,600    Autonation, Inc. *                                                 3,963,168
           66,700    Avon Products, Inc.                                                4,709,020
          521,200    Best Buy Co., Inc.                                                27,753,900
           38,800    Black & Decker Corp.                                               1,999,752
          103,900    CDW Corp.                                                          7,187,802
          161,800    Coach, Inc. *                                                      6,412,134
          199,500    Comcast Corp.-Class A *                                            5,829,390
          137,800    Dollar General Corp.                                               3,016,442
          192,300    Dollar Tree Stores, Inc. *                                         5,942,070
          641,800    Eastman Kodak Co.                                                 18,316,972
          146,000    eBay, Inc. *                                                      10,053,560
          274,800    EchoStar Communications Corp.-Class  A *                           9,925,776
          306,500    Federated Department Stores                                       16,051,405
        3,878,100    Home Depot, Inc.                                                 140,813,811
          305,300    InterActiveCorp *                                                  9,943,621
          352,100    International Game Technology                                     13,816,404
          157,900    JC Penney Co., Inc. Holding Co.                                    4,874,373
          208,400    Jones Apparel Group, Inc.                                          7,773,320

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                       VALUE ($)
-------------------------------------------------------------------------------------------------
                     CONSUMER DISCRETIONARY -- CONTINUED
           85,300    Kimberly Clark Corp.                                               5,517,204
          736,400    Liberty Media Corp.-Class A *                                      8,394,960
          115,600    Liz Claiborne, Inc.                                                4,265,640
          178,900    Limited Brands, Inc.                                               3,533,275
          255,300    May Department Stores Co. (The)                                    8,991,666
        1,310,800    McDonald's Corp.                                                  37,095,640
           95,700    Mohawk Industries, Inc. *                                          7,971,810
          103,300    Nike, Inc.-Class B                                                 7,566,725
           64,200    Omnicom Group                                                      5,251,560
          110,800    RadioShack Corp.                                                   3,829,248
          235,600    Ross Stores, Inc.                                                  7,550,980
           62,400    RR Donnelley & Sons Co.                                            1,981,824
          577,300    Sears Roebuck & Co.                                               27,138,873
          371,000    Target Corp.                                                      16,309,160
        3,068,400    Time Warner, Inc. *                                               52,929,900
          127,600    Toys R Us, Inc. *                                                  2,003,320
           57,300    VF Corp.                                                           2,574,489
           74,600    Whirlpool Corp.                                                    5,441,324
          744,800    Yahoo!, Inc. *                                                    33,069,120
           96,200    Yum! Brands, Inc. *                                                3,562,286
                                                                                      -----------
                                                                                      567,301,045
                                                                                      -----------

                     CONSUMER STAPLES -- 4.4%
          527,752    Albertson's, Inc.                                                 13,056,584
        1,427,500    Altria Group, Inc.                                                82,152,625
          131,100    Campbell Soup Co.                                                  3,665,556
          221,200    Colgate-Palmolive Co.                                             12,265,540
           40,500    CVS Corp.                                                          1,518,750
           57,000    H.J. Heinz Co.                                                     2,177,970
          464,800    Kroger Co. *                                                       8,933,456
           83,900    RJ Reynolds Tobacco Holdings, Inc.                                 5,179,147
        1,046,100    Safeway, Inc. *                                                   23,924,307
          393,700    Sara Lee Corp.                                                     8,590,534
          157,000    Tyson Foods, Inc.-Class A                                          2,493,160

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                       VALUE ($)
-------------------------------------------------------------------------------------------------
                     CONSUMER STAPLES -- CONTINUED
          126,700    UST, Inc.                                                          4,824,736
           52,500    WM Wrigley Jr. Co.                                                 2,952,600
                                                                                      -----------
                                                                                      171,734,965
                                                                                      -----------

                     FINANCIAL SERVICES -- 21.5%
          569,300    Allstate Corp. (The)                                              25,977,159
           96,400    AMBAC Financial Group, Inc.                                        7,538,480
          265,600    Ameritrade Holding Corp. *                                         4,323,968
          120,800    Automatic Data Processing, Inc.                                    5,127,960
          331,409    Bank of America Corp.                                             27,149,025
          124,100    Bank of New York Co. (The), Inc.                                   4,095,300
           70,000    Bank One Corp.                                                     3,778,600
          146,179    Bear Stearns Cos. (The), Inc.                                     12,840,363
          381,500    Capital One Financial Corp.                                       26,979,680
          329,600    Cigna Corp.                                                       18,269,728
           30,400    CIT Group, Inc.                                                    1,199,888
        1,410,900    Citigroup, Inc.                                                   70,911,834
           86,200    CNA Financial Corp. *                                              2,370,500
          188,200    Comerica, Inc.                                                    10,829,028
          258,266    Countrywide Financial Corp.                                       23,664,914
           28,400    Dun & Bradstreet Corp. *                                           1,511,448
          488,700    E*Trade Financial Corp. *                                          6,993,297
          914,800    Fannie Mae                                                        68,518,520
          339,625    Fidelity National Financial, Inc.                                 13,282,734
          204,300    First Data Corp.                                                   8,372,214
          527,488    FleetBoston Financial Corp.                                       23,752,785
          132,400    Franklin Resources, Inc.                                           7,480,600
          627,500    Freddie Mac                                                       38,854,800
          135,450    Greenpoint Financial Corp.                                         5,908,329
          271,700    Hartford Financial Services Group, Inc.                           17,796,350
           73,400    Huntington Bancshares, Inc.                                        1,697,742
          263,700    Janus Capital Group, Inc.                                          4,514,544
          149,300    John Hancock Financial Services, Inc.                              6,291,502
        2,276,880    JP Morgan Chase & Co.                                             93,397,618

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                       VALUE ($)
-------------------------------------------------------------------------------------------------
                     FINANCIAL SERVICES -- CONTINUED
          267,600    KeyCorp                                                            8,675,592
           76,500    Lehman Brothers Holdings, Inc.                                     6,633,315
          183,200    Lincoln National Corp.                                             8,505,976
          298,300    Loews Corp.                                                       17,984,507
          124,300    Marsh & McLennan Cos., Inc.                                        5,965,157
          121,850    MBIA, Inc.                                                         8,016,512
        1,262,800    MBNA Corp.                                                        34,512,324
           90,000    Mellon Financial Corp.                                             2,914,200
          278,200    Merrill Lynch & Co., Inc.                                         17,028,622
          216,000    Metlife, Inc.                                                      7,592,400
          295,800    MGIC Investment Corp.                                             19,576,044
          552,300    Morgan Stanley                                                    33,005,448
          261,100    National City Corp.                                                9,321,270
           75,000    Old Republic International Corp.                                   1,770,000
          246,900    PMI Group (The), Inc.                                              9,777,240
          148,700    PNC Financial Services Group, Inc.                                 8,716,794
          214,400    Radian Group, Inc.                                                 9,369,280
           86,700    Regions Financial Corp.                                            3,199,230
           49,000    SEI Investments Co.                                                1,749,790
          156,600    Sovereign Bancorp, Inc.                                            3,468,690
           83,200    Suntrust Banks, Inc.                                               6,016,192
          111,200    T. Rowe Price Group, Inc.                                          5,848,008
          117,900    Torchmark Corp.                                                    6,144,948
          264,800    Travelers Property Casualty Corp.-Class A                          4,808,768
           91,900    Union Planters Corp.                                               2,755,162
          566,900    UnumProvident Corp.                                                8,401,458
          246,700    Wachovia Corp.                                                    11,834,199
          729,650    Washington Mutual, Inc.                                           32,790,471
                                                                                      -----------
                                                                                      839,810,507
                                                                                      -----------

                     HEALTH CARE -- 15.4%
          125,600    Abbott Laboratories                                                5,375,680
           57,300    Aetna, Inc.                                                        4,629,267
           75,000    Allergan, Inc.                                                     6,565,500
          171,100    AmerisourceBergen Corp.                                            9,928,933
          531,400    Amgen, Inc. *                                                     33,759,842

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                       VALUE ($)
-------------------------------------------------------------------------------------------------
                     HEALTH CARE -- CONTINUED
          641,400    Baxter International, Inc.                                        18,677,568
          101,500    Becton, Dickinson & Co.                                            4,937,975
          301,500    Biomet, Inc.                                                      11,752,470
          303,200    Boston Scientific Corp. *                                         12,385,720
          764,500    Bristol-Myers Squibb Co.                                          21,268,390
          390,900    Cardinal Health, Inc.                                             25,498,407
          162,900    Eli Lilly & Co.                                                   12,044,826
          244,200    First Health Group Corp. *                                         5,172,156
          670,500    Genentech, Inc. *                                                 72,340,245
          116,000    Genzyme Corp. *                                                    5,890,480
           96,500    Gilead Sciences, Inc. *                                            5,231,265
          498,300    Guidant Corp.                                                     33,954,162
          167,200    Health Net, Inc. *                                                 4,614,720
           52,600    Humana, Inc. *                                                     1,152,992
          665,800    Johnson & Johnson                                                 35,893,278
          190,100    Lincare Holdings, Inc. *                                           6,147,834
          163,300    McKesson Corp.                                                     4,459,723
        1,431,600    Merck & Co., Inc.                                                 68,831,328
          491,900    Millennium Pharmaceuticals, Inc. *                                 8,760,739
          228,600    Mylan Laboratories                                                 5,372,100
        2,706,080    Pfizer, Inc.                                                      99,177,832
        1,165,600    Schering-Plough Corp.                                             20,934,176
          206,000    St. Jude Medical, Inc. *                                          14,965,900
          125,500    Stryker Corp.                                                     11,135,615
          360,800    Tenet Healthcare Corp. *                                           4,336,816
           43,600    WellPoint Health Networks *                                        4,742,372
          355,700    Wyeth                                                             14,050,150
          108,100    Zimmer Holdings, Inc. *                                            8,176,684
                                                                                      -----------
                                                                                      602,165,145
                                                                                      -----------

                     INTEGRATED OILS -- 2.0%
           91,900    Amerada Hess Corp.                                                 5,913,765
          662,215    ConocoPhillips                                                    45,606,747
          528,400    Marathon Oil Corp.                                                18,567,976
          204,500    Occidental Petroleum Corp.                                         9,079,800
                                                                                      -----------
                                                                                       79,168,288
                                                                                      -----------

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                       VALUE ($)
-------------------------------------------------------------------------------------------------
                     MATERIALS & PROCESSING -- 1.7%
          585,000    Alcoa, Inc.                                                       21,919,950
          101,200    Ashland, Inc.                                                      4,848,492
            6,213    Eagle Materials, Inc.                                                362,529
           20,892    Eagle Materials, Inc.-Class B *                                    1,175,175
           11,800    Energizer Holdings, Inc. *                                           550,706
          118,500    Freeport-McMoran Copper & Gold, Inc.-Class B                       5,054,025
          227,500    Georgia-Pacific Corp.                                              7,291,375
          187,500    Monsanto Co.                                                       6,195,000
          240,300    Sealed Air Corp. *                                                11,978,955
          218,000    Sherwin-Williams Co. (The)                                         7,630,000
                                                                                      -----------
                                                                                       67,006,207
                                                                                      -----------

                     OTHER -- 2.3%
        1,177,100    General Electric Co.                                              38,279,292
          941,200    Honeywell International, Inc.                                     32,989,060
          201,200    Johnson Controls, Inc.                                            11,733,984
          145,800    Textron, Inc.                                                      8,068,572
                                                                                      -----------
                                                                                       91,070,908
                                                                                      -----------

                     OTHER ENERGY -- 0.7%
           96,760    Apache Corp.                                                       3,983,609
          100,100    Devon Energy Corp.                                                 5,683,678
        1,729,900    EL Paso Corp.                                                     12,870,456
          587,000    Williams Cos., Inc.                                                5,558,890
           35,633    XTO Energy, Inc.                                                   1,063,289
                                                                                      -----------
                                                                                       29,159,922
                                                                                      -----------

                     PRODUCER DURABLES -- 5.0%
          628,700    Agilent Technologies, Inc. *                                      21,495,253
          164,500    American Power Conversion Corp.                                    3,720,990
        1,437,600    Applied Materials, Inc. *                                         30,534,624
          693,100    Boeing Co. (The)                                                  30,059,747
          120,200    Caterpillar, Inc.                                                  9,105,150
          140,200    Centex Corp.                                                      14,973,360
          635,200    D.R. Horton, Inc.                                                 20,193,008

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                       VALUE ($)
-------------------------------------------------------------------------------------------------
                     PRODUCER DURABLES -- CONTINUED
           71,800    KB Home                                                            5,194,730
          146,900    KLA-Tencor Corp. *                                                 7,756,320
          145,200    Lennar Corp.-Class A                                               7,180,140
           58,600    Lexmark International, Inc. *                                      4,822,194
           71,200    Northrop Grumman Corp.                                             7,199,032
          123,800    Pulte Homes, Inc.                                                  6,531,688
          109,200    United Technologies Corp.                                         10,058,412
          125,000    Waters Corp. *                                                     4,617,500
          828,800    Xerox Corp. *                                                     11,719,232
                                                                                      -----------
                                                                                      195,161,380
                                                                                      -----------

                     TECHNOLOGY -- 16.8%
          154,000    Adobe Systems, Inc.                                                5,734,960
          379,100    Altera Corp. *                                                     8,370,528
          151,500    Analog Devices, Inc.                                               7,559,850
          153,800    Applera Corp.-Applied Biosystems Group                             3,506,640
          760,300    Avaya, Inc. *                                                     13,039,145
          567,500    BMC Software, Inc. *                                              11,123,000
          321,800    Broadcom Corp.-Class A *                                          13,058,644
          321,000    Cadence Design Systems, Inc. *                                     4,953,030
          130,300    Ceridian Corp. *                                                   2,466,579
        1,778,800    Cisco Systems, Inc. *                                             41,090,280
          227,500    Citrix Systems, Inc. *                                             4,818,450
        1,092,500    Computer Associates International, Inc.                           29,016,800
        1,923,900    Corning, Inc. *                                                   24,144,945
          306,900    Dell, Inc. *                                                      10,020,285
          552,700    Electronic Data Systems Corp.                                     10,584,205
        2,467,700    EMC Corp., Massachusetts *                                        35,337,464
           88,000    General Dynamics Corp.                                             8,106,560
          801,500    Hewlett-Packard Co.                                               18,202,065
        6,347,200    Intel Corp.                                                      185,528,656
          548,900    International Business Machines Corp.                             52,968,850
          425,100    Juniper Networks, Inc. *                                          10,997,337
          106,900    Linear Technology Corp.                                            4,274,931
        1,038,500    Microsoft Corp.                                                   27,520,250
          555,500    Motorola, Inc.                                                    10,248,975

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                       VALUE ($)
-------------------------------------------------------------------------------------------------
                     TECHNOLOGY -- CONTINUED
        1,936,900    Oracle Corp. *                                                    24,947,272
          110,000    Rockwell Automation, Inc.                                          3,350,600
          245,800    Sandisk Corp. *                                                    6,233,488
          412,900    Sanmina-SCI Corp. *                                                5,239,701
          302,900    Scientific-Atlanta, Inc.                                          10,025,990
          495,700    Tellabs, Inc. *                                                    4,808,290
        1,315,300    Texas Instruments, Inc.                                           40,313,945
          588,200    Veritas Software Corp. *                                          17,893,044
                                                                                      -----------
                                                                                      655,484,759
                                                                                      -----------

                     UTILITIES -- 11.5%
          441,900    AES Corp. (The) *                                                  4,003,614
           27,500    Alltel Corp.                                                       1,424,500
           69,300    Ameren Corp.                                                       3,284,820
          279,200    American Electric Power Co., Inc.                                  9,632,400
        1,160,171    AT&T Corp.                                                        23,238,225
        2,475,700    AT&T Wireless Services, Inc. *                                    33,620,006
        1,788,300    BellSouth Corp.                                                   49,285,548
          224,400    Cablevision Systems Corp.-Class A *                                5,717,712
          156,500    Centerpoint Energy, Inc.                                           1,636,990
          280,500    Citizens Communications Co. *                                      3,696,990
          103,200    Consolidated Edison, Inc.                                          4,558,344
           66,900    Constellation Energy Group, Inc.                                   2,659,275
          178,200    Cox Communications, Inc.-Class A *                                 5,773,680
           47,600    DTE Energy Co.                                                     1,925,896
          505,600    Duke Energy Corp.                                                 11,102,976
          315,100    Edison International                                               7,275,659
          111,800    FirstEnergy Corp.                                                  4,318,834
           76,500    FPL Group, Inc.                                                    5,022,225
           72,800    Kinder Morgan, Inc.                                                4,492,488
          674,900    Nextel Communications, Inc.-Class A *                             17,878,101
          888,100    PG&E Corp. *                                                      25,017,777
           62,300    Pinnacle West Capital Corp.                                        2,435,307
          193,300    PPL Corp.                                                          8,994,249
          127,400    Public Service Enterprise Group, Inc.                              6,005,636
        4,250,082    SBC Communications, Inc.                                         102,044,469

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES/
  PAR VALUE ($)      DESCRIPTION                                                       VALUE ($)
-------------------------------------------------------------------------------------------------
                     UTILITIES -- CONTINUED
          150,100    Sempra Energy                                                      4,758,170
        1,426,400    Sprint Corp.-FON Group                                            25,290,072
          778,800    Sprint Corp.-PCS Group *                                           7,009,200
          265,100    TECO Energy, Inc.                                                  3,995,057
          124,900    TXU Corp.                                                          3,513,437
        1,566,822    Verizon Communications, Inc.                                      60,056,287
           51,800    Xcel Energy, Inc.                                                    904,946
                                                                                    -------------
                                                                                      450,572,890
                                                                                    -------------

                     TOTAL COMMON STOCKS (COST $3,416,677,440)                      3,876,772,757
                                                                                    -------------

                     MUTUAL FUNDS -- 0.3%

        3,535,699    Dreyfus Money Market Fund (a)                                      3,535,699
        6,757,919    Merrimac Money Market Fund (a)                                     6,757,919
                                                                                    -------------

                     TOTAL MUTUAL FUNDS (COST $10,293,618)                             10,293,618
                                                                                    -------------

                     SHORT-TERM INVESTMENTS -- 2.9%

                     CASH EQUIVALENTS -- 0.4%
       17,406,761    Harris Trust & Savings Bank Eurodollar Time Deposit, 1.01%,
                     due 3/30/04 (a)                                                   17,406,761
                                                                                    -------------

                     U.S. GOVERNMENT -- 0.2%
        7,500,000    U.S. Treasury Bill, 1.01%, due 04/22/04                            7,489,167
                                                                                    -------------

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  PAR VALUE ($)      DESCRIPTION                                                     VALUE ($)
-------------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENTS -- 2.3%
       88,909,832    Citigroup Global Markets Repurchase Agreement, dated
                     2/27/04, due 03/01/04, with a maturity value of
                     $88,914,648, an effective yield of 0.65%, collateralized by a U.S. Treasury Bill with a rate of 0.915%, maturity date
                     of 05/20/04, and a market value, including accrued interest
                     of $90,696,920.                                                   88,909,832
                                                                                  ---------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $113,805,760)                 113,805,760
                                                                                  ---------------

                     TOTAL INVESTMENTS -- 102.3%
                     (Cost $3,540,776,818)                                          4,000,872,135

                     Other Assets and Liabilities (net) -- (2.3%)                     (89,650,055)
                                                                                  ---------------

                     TOTAL NET ASSETS -- 100.0%                                   $ 3,911,222,080
                                                                                  ===============

                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                     *   Non-income producing security.
                     (a) Represents investment of security lending collateral
                         (Note 2).

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
   Investments, at value, including securities on loan of $26,389,845 (cost
$3,540,776,818) (Note 2)                                                         $  4,000,872,135
   Cash                                                                                     4,538
   Receivable for investments sold                                                     61,919,826
   Receivable for Fund shares sold                                                      4,799,671
   Dividends and interest receivable                                                    4,442,787
   Receivable for variation margin on closed futures contracts (Note 2)                   100,978
   Receivable for expenses reimbursed by Manager (Note 3)                                 111,739
                                                                                 ----------------
      Total assets                                                                  4,072,251,674
                                                                                 ----------------

LIABILITIES:
   Payable for investments purchased                                                   79,351,430
   Payable upon return of securities loaned (Note 2)                                   27,700,379
   Payable for Fund shares repurchased                                                 52,192,975
   Payable to affiliate for (Note 3):
      Management fee                                                                    1,052,967
      Shareholder service fee                                                             400,259
      12b-1 fee - Class M                                                                  57,455
      Administration fee - Class M                                                         22,422
      Trustees fee                                                                          7,151
   Accrued expenses                                                                       244,556
                                                                                 ----------------

      Total liabilities                                                               161,029,594
                                                                                 ----------------
NET ASSETS                                                                       $  3,911,222,080
                                                                                 ================

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004 (CONTINUED)

NET ASSETS CONSIST OF:
   Paid-in capital                                                               $  3,880,222,767
   Accumulated undistributed net investment income                                     11,853,337
   Accumulated net realized loss                                                     (440,949,341)
   Net unrealized appreciation                                                        460,095,317
                                                                                 ----------------
                                                                                 $  3,911,222,080
                                                                                 ================

NET ASSETS ATTRIBUTABLE TO:
   Class II shares                                                               $    552,424,331
                                                                                 ================
   Class III shares                                                              $  1,517,457,865
                                                                                 ================
   Class IV shares                                                               $    709,525,040
                                                                                 ================
   Class V shares                                                                $    448,352,435
                                                                                 ================
   Class VI shares                                                               $    542,274,466
                                                                                 ================
   Class M shares                                                                $    141,187,943
                                                                                 ================

SHARES OUTSTANDING:
   Class II                                                                            40,884,098
                                                                                 ================
   Class III                                                                          112,106,871
                                                                                 ================
   Class IV                                                                            52,485,216
                                                                                 ================
   Class V                                                                             33,187,016
                                                                                 ================
   Class VI                                                                            40,123,682
                                                                                 ================
   Class M                                                                             10,445,452
                                                                                 ================

NET ASSET VALUE PER SHARE:
   Class II                                                                      $          13.51
                                                                                 ================
   Class III                                                                     $          13.54
                                                                                 ================
   Class IV                                                                      $          13.52
                                                                                 ================
   Class V                                                                       $          13.51
                                                                                 ================
   Class VI                                                                      $          13.52
                                                                                 ================
   Class M                                                                       $          13.52
                                                                                 ================

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- FEBRUARY 29, 2004

INVESTMENT INCOME:
   Dividends                                                                     $     55,656,836
   Interest (including securities lending income of $72,358)                              477,660
                                                                                 ----------------

      Total income                                                                     56,134,496
                                                                                 ----------------

EXPENSES:
   Management fee (Note 3)                                                             10,372,640
   Shareholder service fee (Note 3) - Class II                                            927,466
   Shareholder service fee (Note 3) - Class III                                         2,266,231
   Shareholder service fee (Note 3) - Class IV                                            567,155
   Shareholder service fee (Note 3) - Class V                                             367,261
   Shareholder service fee (Note 3) - Class VI                                             79,140
   12b-1 fee (Note 3) - Class M                                                           237,102
   Administration fee (Note 3)  - Class M                                                 189,682
   Custodian and transfer agent fees                                                      439,040
   Audit and tax fees                                                                      54,043
   Legal fees                                                                             164,012
   Trustees fees and related expenses (Note 3)                                             62,824
   Registration fees                                                                      118,796
   Miscellaneous                                                                           95,272
                                                                                 ----------------
      Total expenses                                                                   15,940,664
   Fees and expenses reimbursed by Manager (Note 3)                                      (871,163)
                                                                                 ----------------
      Net expenses                                                                     15,069,501
                                                                                 ----------------

         Net investment income                                                         41,064,995
                                                                                 ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                                                      27,388,448
      Closed futures contracts                                                         22,707,050
                                                                                 ----------------
         Net realized gain                                                             50,095,498
                                                                                 ----------------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                                                     886,665,928
      Open futures contracts                                                              (70,776)
                                                                                 ----------------
         Net unrealized gain                                                          886,595,152
                                                                                 ----------------

      Net realized and unrealized gain                                                936,690,650
                                                                                 ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $    977,755,645
                                                                                 ================

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED           YEAR ENDED
                                                                  FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                          $      41,064,995    $      35,105,334
   Net realized gain (loss)                                              50,095,498         (302,568,297)
   Change in net unrealized appreciation (depreciation)                 886,595,152         (338,582,521)
                                                                  -----------------    -----------------

   Net increase (decrease) in net assets from operations                977,755,645         (606,045,484)
                                                                  -----------------    -----------------

Distributions to shareholders from:
   Net investment income
      Class II                                                           (5,078,401)          (2,561,727)
      Class III                                                         (19,675,170)         (16,337,118)
      Class IV                                                           (7,427,145)          (9,588,920)
      Class V                                                            (5,916,344)          (5,745,428)
      Class VI                                                           (1,075,848)            (370,335)
      Class M                                                              (933,685                   --
                                                                  -----------------    -----------------
      Total distributions from net investment income                    (40,106,593)         (34,603,528)
                                                                  -----------------    -----------------

   Net share transactions (Note 7):
      Class II                                                          189,093,135          115,982,471
      Class III                                                         (80,194,410)         143,190,844
      Class IV                                                           79,625,844         (126,130,617)
      Class V                                                          (112,633,974)          84,738,772
      Class VI                                                          512,230,961                   --
      Class M                                                            52,097,396           67,581,135
                                                                  -----------------    -----------------
   Increase in net assets resulting from net share transactions         640,218,952          285,362,605
                                                                  -----------------    -----------------

      Total increase (decrease) in net assets                         1,577,868,004         (355,286,407)

NET ASSETS:
   Beginning of period                                                2,333,354,076        2,688,640,483
                                                                  -----------------    -----------------
   End of period (including accumulated undistributed
     net investment income of $11,853,337 and $11,451,349,
     respectively)                                                $   3,911,222,080    $   2,333,354,076
                                                                  =================    =================

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                                   -------------------------------------------------------
                                                                        2004                2003                2002
                                                                   ---------------     ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $          9.97     $         12.89     $         13.94
                                                                   ---------------     ---------------     ---------------

Income from investment operations:
   Net investment income +                                                    0.15                0.14                0.17
   Net realized and unrealized gain (loss)                                    3.54               (2.91)              (1.04)
                                                                   ---------------     ---------------     ---------------

      Total from investment operations                                        3.69               (2.77)              (0.87)
                                                                   ---------------     ---------------     ---------------

Less distributions to shareholders:
   From net investment income                                                (0.15)              (0.15)              (0.17)
   From net realized gains                                                      --                  --               (0.01)
                                                                   ---------------     ---------------     ---------------

      Total distributions                                                    (0.15)              (0.15)              (0.18)
                                                                   ---------------     ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                                     $         13.51     $          9.97     $         12.89
                                                                   ===============     ===============     ===============
TOTAL RETURN (a)                                                             37.26%             (21.63)%             (6.29)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                               $       552,424     $       241,431     $       176,456
   Net expenses to average daily net assets                                   0.55%               0.55%               0.55%
   Net investment income to average daily net assets                          1.22%               1.30%               1.27%
   Portfolio turnover rate                                                      57%                 74%                 69%
   Fees and expenses reimbursed by the
     Manager to average daily net assets:                                     0.03%               0.03%               0.02%

                                                                        YEAR ENDED FEBRUARY 28/29,
                                                                   -----------------------------------
                                                                        2001                2000
                                                                   ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $         16.62     $         18.57
                                                                   ---------------     ---------------

Income from investment operations:
   Net investment income +                                                    0.20                0.23
   Net realized and unrealized gain (loss)                                    0.03**              2.29
                                                                   ---------------     ---------------

      Total from investment operations                                        0.23                2.52
                                                                   ---------------     ---------------

Less distributions to shareholders:
   From net investment income                                                (0.18)              (0.24)
   From net realized gains                                                   (2.73)              (4.23
                                                                   ---------------     ---------------

      Total distributions                                                    (2.91)              (4.47)
                                                                   ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                                     $         13.94     $         16.62
                                                                   ===============     ===============
TOTAL RETURN (a)                                                              0.75%              13.61%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                               $       114,454     $        95,041
   Net expenses to average daily net assets                                   0.55%               0.55%
   Net investment income to average daily net assets                          1.21%               1.21%
   Portfolio turnover rate                                                      81%                 90%
   Fees and expenses reimbursed by the
     Manager to average daily net assets:                                     0.02%               0.02%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
** The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
+    Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                                   -------------------------------------------------------
                                                                        2004                2003                2002
                                                                   ---------------     ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $          9.98     $         12.90     $         13.95
                                                                   ---------------     ---------------     ---------------

Income from investment operations:
   Net investment income +                                                    0.16                0.15                0.18
   Net realized and unrealized gain (loss)                                    3.56               (2.92)              (1.05)
                                                                   ---------------     ---------------     ---------------

      Total from investment operations                                        3.72               (2.77)              (0.87)
                                                                   ---------------     ---------------     ---------------

Less distributions to shareholders:
   From net investment  income                                               (0.16)              (0.15)              (0.17)
   From net realized gains                                                      --                  --               (0.01)
                                                                   ---------------     ---------------     ---------------

      Total distributions                                                    (0.16)              (0.15)              (0.18)
                                                                   ---------------     ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                                     $         13.54     $          9.98     $         12.90
                                                                   ===============     ===============     ===============
TOTAL RETURN (a)                                                             37.50%             (21.59)%             (6.23)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                               $     1,517,458     $     1,141,725     $     1,321,634
   Net expenses to average daily net assets                                   0.48%               0.48%               0.48%
   Net investment income to average daily net assets                          1.32%               1.34%               1.33%
   Portfolio turnover rate                                                      57%                 74%                 69%
   Fees and expenses reimbursed by the Manager to average
     daily net assets:                                                        0.03%               0.03%               0.02%

                                                                        YEAR ENDED FEBRUARY 28/29,
                                                                   -----------------------------------
                                                                        2001                2000
                                                                   ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $         16.63     $         18.59
                                                                   ---------------     ---------------

Income from investment operations:
   Net investment income +                                                    0.20                0.24
   Net realized and unrealized gain (loss)                                    0.04**              2.28
                                                                   ---------------     ---------------

      Total from investment operations                                        0.24                2.52
                                                                   ---------------     ---------------

Less distributions to shareholders:
   From net investment  income                                               (0.19)              (0.25)
   From net realized gains                                                   (2.73)              (4.23)
                                                                   ---------------     ---------------

      Total distributions                                                    (2.92)              (4.48)
                                                                   ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                                     $         13.95     $         16.63
                                                                   ===============     ===============
TOTAL RETURN (a)                                                              0.83%              13.66%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                               $     1,532,124     $     1,623,734
   Net expenses to average daily net assets                                   0.48%               0.48%
   Net investment income to average daily net assets                          1.27%               1.27%
   Portfolio turnover rate                                                      81%                 90%
   Fees and expenses reimbursed by the Manager to average
     daily net assets:                                                        0.02%               0.02%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
** The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
+    Computed using average shares outstanding throughout the period

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                                   -------------------------------------------------------
                                                                        2004                2003                2002
                                                                   ---------------     ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $          9.97     $         12.89     $         13.94
                                                                   ---------------     ---------------     ---------------

Income from investment operations:
   Net investment income +                                                    0.16                0.16                0.18
   Net realized and unrealized gain (loss)                                    3.55               (2.92)              (1.04)
                                                                   ---------------     ---------------     ---------------

      Total from investment operations                                        3.71               (2.76)              (0.86)
                                                                   ---------------     ---------------     ---------------

Less distributions to shareholders:
   From net investment income                                                (0.16)              (0.16)              (0.18)
   From net realized gains                                                      --                  --               (0.01)
                                                                   ---------------     ---------------     ---------------

      Total distributions                                                    (0.16)              (0.16)              (0.19)
                                                                   ---------------     ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                                     $         13.52     $          9.97     $         12.89
                                                                   ===============     ===============     ===============
TOTAL RETURN (a)                                                             37.50%             (21.55)%             (6.20)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                               $       709,525     $       463,254     $       744,813
   Net expenses to average daily net assets                                   0.44%               0.44%               0.44%
   Net investment income to average daily net assets                          1.36%               1.39%               1.36%
   Portfolio turnover rate                                                      57%                 74%                 69%
   Fees and expenses reimbursed by the Manager to average
     daily net assets:                                                        0.03%               0.03%               0.02%

                                                                        YEAR ENDED FEBRUARY 28/29,
                                                                   -----------------------------------
                                                                        2001                2000
                                                                   ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $         16.62     $         18.58
                                                                   ---------------     ---------------

Income from investment operations:
   Net investment income +                                                    0.21                0.25
   Net realized and unrealized gain (loss)                                    0.04-               2.28
                                                                   ---------------     ---------------

      Total from investment operations                                        0.25                2.53
                                                                   ---------------     ---------------

Less distributions to shareholders:
   From net investment income                                                (0.20)              (0.26)
   From net realized gains                                                   (2.73)              (4.23)
                                                                   ---------------     ---------------

      Total distributions                                                    (2.93)              (4.49)
                                                                   ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                                     $         13.94     $         16.62
                                                                   ===============     ===============
TOTAL RETURN (a)                                                              0.92%              13.74%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                               $     1,287,842     $     1,343,460
   Net expenses to average daily net assets                                   0.44%               0.44%
   Net investment income to average daily net assets                          1.31%               1.32%
   Portfolio turnover rate                                                      81%                 90%
   Fees and expenses reimbursed by the Manager to average
     daily net assets:                                                        0.02%               0.02%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
** The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
+    Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS V SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                                   -------------------------------------------------------
                                                                        2004                2003                2002*
                                                                   ---------------     ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $          9.96     $         12.88     $         14.00
                                                                   ---------------     ---------------     ---------------

Income from investment operations:
   Net investment income +                                                    0.16                0.16                0.13
   Net realized and unrealized gain (loss)                                    3.55               (2.92)              (1.10)
                                                                   ---------------     ---------------     ---------------

      Total from investment operations                                        3.71               (2.76)              (0.97)
                                                                   ---------------     ---------------     ---------------

Less distributions to shareholders:
   From net investment income                                                (0.16)              (0.16)              (0.14)
   From net realized gains                                                      --                  --               (0.01)
                                                                   ---------------     ---------------     ---------------

      Total distributions                                                    (0.16)              (0.16)              (0.15)
                                                                   ---------------     ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                                     $         13.51     $          9.96     $         12.88
                                                                   ===============     ===============     ===============
TOTAL RETURN (a)                                                             37.55%             (21.55)%             (6.96)%(

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                               $       448,352     $       426,703     $       445,738
   Net expenses to average daily net assets                                   0.42%               0.42%               0.42%**
   Net investment income to average daily net assets                          1.40%               1.41%               1.46%**
   Portfolio turnover rate                                                      57%                 74%                 69%
   Fees and expenses reimbursed by the Manager to average
     daily net assets:                                                        0.03%               0.03%               0.02%**

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
*    Period from July 2, 2001 (commencement of operations) through February 28,
     2002.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
(    Not Annualized.

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS VI SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                      PERIOD FROM
                                                                                      JUNE 30, 2003
                                                                                      (COMMENCEMENT
                                                                                  OF OPERATIONS) THROUGH
                                                                                     FEBRUARY 29, 2004
                                                                                  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $         11.54
                                                                                     ---------------

Income from investment operations:
   Net investment income+                                                                       0.10
   Net realized and unrealized gain                                                             2.01
                                                                                     ---------------

      Total from investment operations                                                          2.11
                                                                                     ---------------

Less distributions to shareholders:
   From net investment income                                                                  (0.13)

      Total distributions                                                                      (0.13)
                                                                                     ---------------
NET ASSET VALUE, END OF PERIOD                                                       $         13.52
                                                                                     ===============
TOTAL RETURN (a)                                                                               18.41%(

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                                 $       542,274
   Net expenses to average daily net assets                                                     0.39%*
   Net investment income to average daily net assets                                            1.17%*
   Portfolio turnover rate                                                                        57%
   Fees and expenses reimbursed by the Manager to average daily net assets:                     0.03%*

(a) The total return would have been lower had certain expenses not been reimbursed during the period shown.
*    Annualized
+    Computed using average shares outstanding throughout the period.
(    Not Annualized.

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        YEAR ENDED FEBRUARY 28/29,
                                                                   -----------------------------------
                                                                        2004                2003*
                                                                   ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $          9.96     $         12.89
                                                                   ---------------     ---------------

Income from investment operations:
   Net investment income+                                                     0.12                0.11
   Net realized and unrealized gain (loss)                                    3.57               (2.94)
                                                                   ---------------     ---------------

      Total from investment operations                                        3.69               (2.83)
                                                                   ---------------     ---------------

Less distributions to shareholders:
   From net investment income                                                (0.13)              (0.10)
                                                                   ---------------     ---------------

      Total distributions                                                    (0.13)              (0.10)
                                                                   ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                                     $         13.52     $          9.96
                                                                   ===============     ===============
TOTAL RETURN (a)                                                             37.23%             (22.03)%(

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                               $       141,188     $        60,242
   Net expenses to average daily net assets                                   0.78%               0.78%**
   Net investment income to average daily net assets                          0.98%               1.18%**
   Portfolio turnover rate                                                      57%                 74%
   Fees and expenses reimbursed by the Manager to average
     daily net assets:                                                        0.03%               0.03%**

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
* Period from April 15, 2002 (commencement of operations) through February 28, 2003.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
(    Not Annualized.

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO U.S. Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in U.S. equity securities. The Fund's benchmark is the S&P 500 Index.

     The Fund has six classes of shares outstanding: Class II, Class III, Class IV, Class V, Class VI and Class M. Class M shares bear an administrative fee and a 12b-1 fee. (See Note 3) The principal economic difference among the classes of shares is the level of fees borne by the classes. Eligibility for and automatic conversion between the various classes of shares, excluding Class M, is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION

     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     FUTURES CONTRACTS

     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At February 29, 2004, the Fund held no open futures contracts.

     SWAP AGREEMENTS

     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004 the Fund held no open swap agreements.

     REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for open repurchase agreement as of February 29, 2004.

     SECURITY LENDING

     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund loaned securities having a market value of $26,389,845, collateralized by cash in the amount of $27,700,379, which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid was as follows: ordinary income $40,106,593 and $34,603,528, respectively.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     As of February 29, 2004, the components of distributable earnings on a tax basis consists of $11,853,337 of undistributed ordinary income.

     At February 29, 2004, the Fund had a capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $170,940,887, $190,371,968 and $59,483,961 expiring in 2010, 2011 and 2012, respectively.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

                ACCUMULATED             ACCUMULATED
             UNDISTRIBUTED NET              NET
             INVESTMENT INCOME         REALIZED LOSS          PAID-IN CAPITAL
             -----------------         -------------          ---------------
                $ (556,414)             $ 2,834,103            $ (2,277,689)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class' operations.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, .105% for Class IV shares, .085% for Class V shares and .055% for Class VI shares.

     Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of .20% of the average daily Class M net assets for support services provided to Class M shareholders.

     Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of .25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class II, Class III, Class IV, Class V and Class VI only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .33% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $38,333. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $2,388,439,988 and $1,719,229,070, respectively.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                               GROSS UNREALIZED     GROSS UNREALIZED      NET UNREALIZED
          AGGREGATE COST         APPRECIATION         DEPRECIATION         APPRECIATION
          --------------       ----------------     ----------------      --------------
         $ 3,560,929,343        $ 557,902,064       $ (117,959,272)       $ 439,942,792

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDER

     At February 29, 2004, 11.5% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund. At February 29, 2004, 0.04% of the Fund was held by eight related parties.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            YEAR ENDED                            YEAR ENDED
                                                         FEBRUARY 29, 2004                     FEBRUARY 28, 2003
                                                ----------------------------------    ----------------------------------
     CLASS II:                                      SHARES             AMOUNT             SHARES             AMOUNT
                                                ---------------    ---------------    ---------------    ---------------
     Shares sold                                     22,557,342    $   259,615,277         13,418,875    $   146,502,245
     Shares issued to shareholders
        in reinvestment of distributions                339,348          3,948,342            158,481          1,717,067
     Shares repurchased                              (6,235,535)       (74,470,484)        (3,048,932)       (32,236,841)
                                                ---------------    ---------------    ---------------    ---------------
     Net increase                                    16,661,155    $   189,093,135         10,528,424    $   115,982,471
                                                ===============    ===============    ===============    ===============

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                            YEAR ENDED                            YEAR ENDED
                                                         FEBRUARY 29, 2004                     FEBRUARY 28, 2003
                                                ----------------------------------    ----------------------------------
     CLASS III:                                     SHARES             AMOUNT             SHARES             AMOUNT
                                                ---------------    ---------------    ---------------    ---------------
     Shares sold                                     59,091,455    $   712,132,733         38,472,240    $   437,495,310
     Shares issued to shareholders
        in reinvestment of distributions              1,356,325         15,769,262          1,078,206         11,858,975
     Shares repurchased                             (62,706,770)      (808,096,405)       (27,621,256)      (306,163,441)
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease)                         (2,258,990)   $   (80,194,410)        11,929,190    $   143,190,844
                                                ===============    ===============    ===============    ===============

                                                            YEAR ENDED                            YEAR ENDED
                                                         FEBRUARY 29, 2004                     FEBRUARY 28, 2003
                                                ----------------------------------    ----------------------------------
     CLASS IV:                                      SHARES             AMOUNT             SHARES             AMOUNT
                                                ---------------    ---------------    ---------------    ---------------
     Shares sold                                     22,888,027    $   268,399,183         30,894,720    $   334,668,818
     Shares issued to shareholders
        in reinvestment of distributions                631,936          7,231,390            634,377          7,001,006
     Shares repurchased                             (17,498,621)      (196,004,729)       (42,856,570)      (467,800,441)
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease)                          6,021,342    $    79,625,844        (11,327,473)   $  (126,130,617)
                                                ===============    ===============    ===============    ===============

                                                            YEAR ENDED                            YEAR ENDED
                                                         FEBRUARY 29, 2004                     FEBRUARY 28, 2003
                                                ----------------------------------    ----------------------------------
     CLASS V:                                       SHARES             AMOUNT             SHARES             AMOUNT
                                                ---------------    ---------------    ---------------    ---------------
     Shares sold                                        679,001    $     7,287,557          8,112,537    $    84,103,316
     Shares issued to shareholders
        in reinvestment of distributions                512,575          5,863,188            519,722          5,681,255
     Shares repurchased                             (10,831,378)      (125,784,719)          (416,143)        (5,045,799)
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease)                         (9,639,802)   $  (112,633,974)         8,216,116    $    84,738,772
                                                ===============    ===============    ===============    ===============

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                     PERIOD FROM JUNE 30, 2003
                                                   (COMMENCEMENT OF OPERATIONS)
                                                     THROUGH FEBRUARY 29, 2004
                                                ----------------------------------
     CLASS VI:                                       SHARES             AMOUNT
                                                ---------------    ---------------
     Shares sold                                     50,440,061    $   651,635,725
     Shares issued to shareholders
        in reinvestment of distributions                 88,045          1,075,848
     Shares repurchased                             (10,404,424)      (140,480,612)
                                                ---------------    ---------------
     Net increase                                    40,123,682    $   512,230,961
                                                ===============    ===============

                                                                                          PERIOD FROM APRIL 15, 2002
                                                            YEAR ENDED                   (COMMENCEMENT OF OPERATIONS)
                                                         FEBRUARY 29, 2004                 THROUGH FEBRUARY 28, 2003
                                                ----------------------------------    ----------------------------------
     CLASS M:                                        SHARES            AMOUNT              SHARES            AMOUNT
                                                ---------------    ---------------    ---------------    ---------------
     Class M:
     Shares sold                                      6,928,541    $    79,295,865         14,124,184    $   150,489,047
     Shares issued to shareholders
           in reinvestment of distributions              80,701            933,685             35,653            370,335
     Shares repurchased                              (2,612,992)       (28,132,154)        (8,110,635)       (83,278,247)
                                                ---------------    ---------------    ---------------    ---------------
     Net increase                                     4,396,250    $    52,097,396          6,049,202    $    67,581,135
                                                ===============    ===============    ===============    ===============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO U.S. CORE FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO U.S. Core Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions to shareholders included:
     For taxable, non-corporate shareholders, 100% of the Fund's income represents qualified dividend income subject to the 15% rate category.

     For corporate shareholders, 72.84% of the Fund's income qualified for the dividends-received deduction.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                           PRINCIPAL                 FUND                OTHER
                                               TERM OF OFFICE(1)         OCCUPATION(S)             COMPLEX           DIRECTORSHIPS
    NAME, ADDRESS,           POSITION(S)         AND LENGTH OF            DURING PAST            OVERSEEN BY            HELD BY
       AND DOB             HELD WITH TRUST        TIME SERVED             FIVE YEARS               TRUSTEE              TRUSTEE
----------------------    ------------------   -----------------    -----------------------    ----------------    -----------------
Jay O. Light              Trustee              Since May 1996       Professor of Business
c/o GMO Trust                                                       Administration and                41                 *(2)
40 Rowes Wharf                                                      Senior Associate Dean,
Boston, MA 02110                                                    Harvard University.
DOB: 10/03/1941

Donald W. Glazer, Esq.    Trustee              Since December       Advisory Counsel,
c/o GMO Trust                                  2000                 Goodwin Procter LLP;              41                 None
40 Rowes Wharf                                                      Secretary and
Boston, MA 02110                                                    Consultant, Provant,
DOB:  07/26/1944                                                    Inc. (provider of
                                                                    performance improvement
                                                                    training services and
                                                                    products)(1998 -
                                                                    present); Consultant -
                                                                    Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                           PRINCIPAL                 FUND                OTHER
                                               TERM OF OFFICE(1)         OCCUPATION(S)             COMPLEX           DIRECTORSHIPS
    NAME, ADDRESS,           POSITION(S)         AND LENGTH OF            DURING PAST            OVERSEEN BY            HELD BY
       AND DOB             HELD WITH TRUST        TIME SERVED             FIVE YEARS               TRUSTEE              TRUSTEE
----------------------    ------------------   -----------------    -----------------------    ----------------    -----------------
R. Jeremy Grantham(3)     Chairman of the      Since September      Chairman, Grantham,
c/o GMO Trust             Board of Trustees    1985. President      Mayo, Van Otterloo &              41                 None
40 Rowes Wharf                                 from February        Co. LLC
Boston, MA 02110                               2002 - October
DOB:  10/06/1938                               2002; President
                                               Quantitative
                                               from September
                                               1985 - February
                                               2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                                   TERM OF OFFICE(4)
     NAME, ADDRESS, AND              POSITION(S) HELD                AND LENGTH OF                   PRINCIPAL OCCUPATION(S)
            DOB                         WITH TRUST                    TIME SERVED                     DURING PAST FIVE YEARS
-----------------------------    -------------------------    -----------------------------   --------------------------------------
Scott Eston                      President and Chief          President and Chief             Chief Financial Officer
c/o GMO Trust                    Executive Officer            Executive Officer since         (1997-present), Chief Operating
40 Rowes Wharf                                                October 2002; Vice              Officer (2000 - present) and Member,
Boston, MA 02110                                              President from August 1998      Grantham, Mayo, Van Otterloo & Co.
DOB:  01/20/1956                                              - October 2002.                 LLC.

Susan Randall Harbert            Chief Financial Officer      Chief Financial Officer         Member, Grantham, Mayo, Van Otterloo
c/o GMO Trust                    and Treasurer                Since February 2000;            & Co. LLC.
40 Rowes Wharf                                                Treasurer since February
Boston, MA 02110                                              1998.
DOB:  04/25/1957

Brent Arvidson                   Assistant Treasurer          Since September 1998.           Senior Fund Administrator, Grantham,
c/o GMO Trust                                                                                 Mayo, Van Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.           Vice President and           Vice President since            General Counsel, Anti-Money
c/o GMO Trust                    Clerk                        February 1997; Clerk since      Laundering Reporting Officer (July
40 Rowes Wharf                                                March 2001 - present and        2002 - February 2003) and Member,
Boston, MA 02110                                              May 1999 - August 1999.         Grantham, Mayo, Van Otterloo & Co.
DOB:  07/20/1965                                                                              LLC.

Elaine M. Hartnett, Esq.         Vice President and           Vice President since August     Associate General Counsel, Grantham,
c/o GMO Trust                    Secretary                    1999; Secretary since March     Mayo, Van Otterloo & Co. LLC (June
40 Rowes Wharf                                                2001.                           1999 - present);  Associate/Junior
Boston, MA 02110                                                                              Partner, Hale and Dorr LLP (1991 -
DOB:  02/18/1945                                                                              1999).

Julie Perniola                   Vice President and           Since February 2003.            Anti-Money Laundering Reporting
c/o GMO Trust                    Anti-Money Laundering                                        Officer (February 2003 - present) and
40 Rowes Wharf                   Compliance Officer                                           Compliance Officer, Grantham, Mayo,
Boston, MA 02110                                                                              Van Otterloo & Co. LLC.
DOB:  10/07/1970

William L. Nemerever             Vice President               Vice President since            Member, Grantham, Mayo, Van Otterloo
c/o GMO Trust                                                 February 2004.                  & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The Class III shares of the GMO Tobacco-Free Core Fund returned +37.1% for the fiscal year ended February 29, 2004, as compared to +38.5% for the S&P 500. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

The portfolio's underperformance for the fiscal year is primarily attributed to sector selection, where an overweight in health care proved costly. An overweight in utilities stocks and an underweight in materials processing also detracted from relative performance.

Stock selection within sectors had mixed results for the year. Selection within technology was ineffective, as overweight positions in Intel, BMC Software, and Oracle detracted from relative performance. Selection within consumer discretionary and utilities stocks was strong.

For the year, both the intrinsic value and price to normalized earnings stock selection strategies added value, while the price momentum strategy underperformed.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

TOBACCO FREE CORE FUND-III
As Of: 2/29/2004

        DATE                             GMO TOBACCO-FREE CORE FUND                S&P 500 INDEX
      2/28/1994                                   5,000,000                           5,000,000
      3/31/1994                                   4,801,265                           4,782,015
      6/30/1994                                   4,815,330                           4,802,150
      9/30/1994                                   4,998,690                           5,036,930
     12/31/1994                                   5,055,370                           5,036,145
      3/31/1995                                   5,524,115                           5,526,500
      6/30/1995                                   6,122,140                           6,054,055
      9/30/1995                                   6,774,480                           6,535,175
     12/31/1995                                   7,229,280                           6,928,615
      3/31/1996                                   7,494,045                           7,300,465
      6/30/1996                                   7,750,560                           7,628,140
      9/30/1996                                   7,977,305                           7,863,965
     12/31/1996                                   8,552,055                           8,519,445
      3/31/1997                                   8,770,255                           8,747,805
      6/30/1997                                  10,205,795                          10,275,030
      9/30/1997                                  11,448,095                          11,044,635
     12/31/1997                                  11,596,745                          11,361,810
      3/31/1998                                  13,183,010                          12,946,700
      6/30/1998                                  13,504,425                          13,374,230
      9/30/1998                                  12,153,235                          12,043,885
     12/31/1998                                  14,518,935                          14,608,860
      3/31/1999                                  15,268,500                          15,336,730
      6/30/1999                                  16,348,190                          16,417,705
      9/30/1999                                  15,267,865                          15,392,515
     12/31/1999                                  17,604,250                          17,682,790
      3/31/2000                                  18,332,380                          18,088,240
      6/30/2000                                  17,610,175                          17,607,810
      9/30/2000                                  18,415,810                          17,437,245
     12/31/2000                                  17,446,760                          16,072,880
      3/31/2001                                  15,978,130                          14,167,365
      6/30/2001                                  16,702,245                          14,996,515
      9/30/2001                                  14,629,900                          12,795,300
     12/31/2001                                  15,907,785                          14,162,490
      3/31/2002                                  16,017,875                          14,201,550
      6/30/2002                                  14,039,425                          12,298,815
      9/30/2002                                  11,614,745                          10,174,085
     12/31/2002                                  12,686,190                          11,032,545
      3/31/2003                                  12,129,170                          10,684,990
      6/30/2003                                  14,045,125                          12,329,825
      9/30/2003                                  14,299,560                          12,656,020
     12/31/2003                                  16,050,360                          14,196,500
      2/29/2004                                  16,586,310                          14,658,680

Average Annual Returns
Inception                                     10/31/1991

1YR                             5YR                    10YR(ITD)
37.06                           2.52                    12.74

TOBACCO FREE CORE FUND-IV
As Of: 2/29/2004

Average Annual Returns
Inception                                     7/2/2001

1YR                             5YR                    10YR(ITD)
37.12                           N/A                      -0.44

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Performance for Class IV shares may vary due to different shareholder servicing fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES      DESCRIPTION                                            VALUE ($)
-----------------------------------------------------------------------------------
                 COMMON STOCKS -- 97.5%

                 AUTO & TRANSPORTATION -- 3.5%
         75,700  Burlington Northern Santa Fe Corp.                       2,436,026
         22,900  CSX Corp.                                                  722,037
         35,200  Delphi Corp.                                               359,040
         17,700  Delta Airlines, Inc.                                       158,946
        323,993  Ford Motor Co.                                           4,454,904
        162,213  General Motors Corp.                                     7,805,690
         54,800  Harley-Davidson, Inc.                                    2,910,976
          7,900  Lear Corp.                                                 486,877
         14,700  Paccar, Inc.                                               814,527
                                                                      -------------
                                                                         20,149,023
                                                                      -------------

                 CONSUMER DISCRETIONARY -- 13.5%
         46,800  Amazon.com, Inc. *                                       2,019,420
         13,500  Apollo Group, Inc.-Class A *                             1,028,025
         55,600  Autonation, Inc. *                                         927,408
         69,600  Best Buy Co., Inc.                                       3,706,200
         13,100  CDW Corp.                                                  906,258
         33,100  Coach, Inc. *                                            1,311,753
         20,000  Comcast Corp.-Class A *                                    584,400
         36,500  Dollar Tree Stores, Inc. *                               1,127,850
         76,700  Eastman Kodak Co.                                        2,189,018
         27,200  eBay, Inc. *                                             1,872,992
         47,100  EchoStar Communications Corp.-Class  A *                 1,701,252
         64,400  Federated Department Stores                              3,372,628
            500  Fox Entertainment Group, Inc.-Class A *                     14,510
        512,800  Home Depot, Inc.                                        18,619,768
         48,500  InterActiveCorp *                                        1,579,645
         44,500  International Game Technology                            1,746,180
         25,200  JC Penney Co., Inc. Holding Co.                            777,924
         36,000  Jones Apparel Group, Inc.                                1,342,800
         15,900  Kimberly Clark Corp.                                     1,028,412
        108,600  Liberty Media Corp.-Class A *                            1,238,040
         29,700  Liz Claiborne, Inc.                                      1,095,930

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES      DESCRIPTION                                            VALUE ($)
-----------------------------------------------------------------------------------
                 CONSUMER DISCRETIONARY -- CONTINUED
         42,800  Limited Brands, Inc.                                       845,300
         52,500  May Department Stores Co. (The)                          1,849,050
        167,100  McDonald's Corp.                                         4,728,930
         17,900  Mohawk Industries, Inc. *                                1,491,070
         26,600  Ross Stores, Inc.                                          852,530
         14,000  RR Donnelley & Sons Co.                                    444,640
         90,200  Sears Roebuck & Co.                                      4,240,302
         54,500  Target Corp.                                             2,395,820
        402,400  Time Warner, Inc. *                                      6,941,400
         27,200  Toys R Us, Inc. *                                          427,040
          9,200  VF Corp.                                                   413,356
         12,100  Whirlpool Corp.                                            882,574
        111,400  Yahoo!, Inc. *                                           4,946,160
                                                                     --------------
                                                                         78,648,585
                                                                     --------------
                 CONSUMER STAPLES -- 1.9%
         72,576  Albertson's, Inc.                                        1,795,530
         28,400  CVS Corp.                                                1,065,000
         59,200  Kroger Co. *                                             1,137,824
         95,900  Rite Aid Corp. *                                           535,122
        141,100  Safeway, Inc. *                                          3,226,957
         89,000  Sara Lee Corp.                                           1,941,980
         20,800  Supervalu, Inc.                                            588,640
         31,800  Tyson Foods, Inc.-Class A                                  504,984
                                                                     --------------
                                                                         10,796,037
                                                                     --------------

                 FINANCIAL SERVICES -- 21.8%
        105,900  Allstate Corp. (The)                                     4,832,217
         20,600  AMBAC Financial Group, Inc.                              1,610,920
         53,600  Ameritrade Holding Corp. *                                 872,608
          8,300  AmSouth Bancorp                                            209,990
         23,300  Bank of New York Co. (The), Inc.                           768,900
         11,500  Bank One Corp.                                             620,770
         23,821  Bear Stearns Cos. (The), Inc.                            2,092,437
         43,700  Capital One Financial Corp.                              3,090,464

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES      DESCRIPTION                                            VALUE ($)
-----------------------------------------------------------------------------------
                 FINANCIAL SERVICES -- CONTINUED
         44,000  Cigna Corp.                                              2,438,920
          5,300  CIT Group, Inc.                                            209,191
        208,900  Citigroup, Inc.                                         10,499,314
         13,700  CNA Financial Corp. *                                      376,750
         26,600  Comerica, Inc.                                           1,530,564
         43,600  Countrywide Financial Corp.                              3,995,068
         65,900  E*Trade Financial Corp. *                                  943,029
        197,900  Fannie Mae                                              14,822,710
         44,055  Fidelity National Financial, Inc.                        1,722,991
         29,000  First Data Corp.                                         1,188,420
        107,246  FleetBoston Financial Corp.                              4,829,287
        128,800  Freddie Mac                                              7,975,296
         27,100  Greenpoint Financial Corp.                               1,182,102
         32,100  Hartford Financial Services Group, Inc.                  2,102,550
         56,000  Janus Capital Group, Inc.                                  958,720
         29,800  John Hancock Financial Services, Inc.                    1,255,772
        333,840  JP Morgan Chase & Co.                                   13,694,117
         43,300  KeyCorp                                                  1,403,786
         11,200  Lehman Brothers Holdings, Inc.                             971,152
         37,800  Lincoln National Corp.                                   1,755,054
         24,900  MBIA, Inc.                                               1,638,171
        155,900  MBNA Corp.                                               4,260,747
         69,600  Merrill Lynch & Co., Inc.                                4,260,216
         44,800  Metlife, Inc.                                            1,574,720
         44,700  MGIC Investment Corp.                                    2,958,246
         56,500  Morgan Stanley                                           3,376,440
         46,600  National City Corp.                                      1,663,620
         27,900  Old Republic International Corp.                           658,440
         43,700  PMI Group (The), Inc.                                    1,730,520
         27,300  PNC Financial Services Group, Inc.                       1,600,326
         29,100  Radian Group, Inc.                                       1,271,670
         23,800  Regions Financial Corp.                                    878,220
         13,200  SEI Investments Co.                                        471,372
         24,100  Sovereign Bancorp, Inc.                                    533,815
         15,700  Suntrust Banks, Inc.                                     1,135,267

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES      DESCRIPTION                                            VALUE ($)
-----------------------------------------------------------------------------------
                 FINANCIAL SERVICES -- CONTINUED
          6,300  T. Rowe Price Group, Inc.                                  331,317
         23,300  Torchmark Corp.                                          1,214,396
         59,200  Travelers Property Casualty Corp.-Class A                1,075,072
        118,800  UnumProvident Corp.                                      1,760,616
         37,100  Wachovia Corp.                                           1,779,687
        109,600  Washington Mutual, Inc.                                  4,925,424
                                                                     --------------
                                                                        127,051,401
                                                                     --------------

                 HEALTH CARE -- 15.8%
         14,700  Allergan, Inc.                                           1,286,838
         30,100  AmerisourceBergen Corp.                                  1,746,703
         88,200  Amgen, Inc. *                                            5,603,346
         92,200  Baxter International, Inc.                               2,684,864
         15,900  Becton, Dickinson & Co.                                    773,535
         38,500  Biomet, Inc.                                             1,500,730
         25,800  Boston Scientific Corp. *                                1,053,930
        108,600  Bristol-Myers Squibb Co.                                 3,021,252
         39,100  Cardinal Health, Inc.                                    2,550,493
         28,500  First Health Group Corp. *                                 603,630
        101,900  Genentech, Inc. *                                       10,993,991
         28,500  Genzyme Corp. *                                          1,447,230
         12,600  Gilead Sciences, Inc. *                                    683,046
         77,200  Guidant Corp.                                            5,260,408
         32,400  Health Net, Inc. *                                         894,240
          8,900  Humana, Inc. *                                             195,088
        115,920  Johnson & Johnson                                        6,249,247
         32,900  Lincare Holdings, Inc. *                                 1,063,986
         25,100  McKesson Corp.                                             685,481
        243,100  Merck & Co., Inc.                                       11,688,248
         71,000  Millennium Pharmaceuticals, Inc. *                       1,264,510
         18,550  Mylan Laboratories                                         435,925
        411,090  Pfizer, Inc.                                            15,066,448
         38,800  St. Jude Medical, Inc. *                                 2,818,820
         22,400  Stryker Corp.                                            1,987,552
        235,100  Schering-Plough Corp.                                    4,222,396

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES      DESCRIPTION                                            VALUE ($)
-----------------------------------------------------------------------------------
                 HEALTH CARE -- CONTINUED
         56,600  Tenet Healthcare Corp. *                                   680,332
          4,200  Watson Pharmaceuticals, Inc. *                             192,864
         15,300  WellPoint Health Networks *                              1,664,181
         71,900  Wyeth                                                    2,840,050
         15,300  Zimmer Holdings, Inc. *                                  1,157,292
                                                                     --------------
                                                                         92,316,656
                                                                     --------------

                 INTEGRATED OILS -- 2.0%
         17,600  Amerada Hess Corp.                                       1,132,560
         72,733  ConocoPhillips                                           5,009,122
        105,800  Marathon Oil Corp.                                       3,717,812
         36,800  Occidental Petroleum Corp.                               1,633,920
                                                                     --------------
                                                                         11,493,414
                                                                     --------------

                 MATERIALS & PROCESSING -- 1.8%
         79,500  Alcoa, Inc.                                              2,978,865
         20,500  Ashland, Inc.                                              982,155
          1,170  Eagle Materials, Inc.                                       68,270
          3,934  Eagle Materials, Inc.-Class B *                            221,287
         27,400  Freeport-McMoran Copper & Gold, Inc.-Class B             1,168,610
         28,200  Georgia-Pacific Corp.                                      903,810
         37,700  Monsanto Co.                                             1,245,608
         36,600  Sealed Air Corp. *                                       1,824,510
         34,400  Sherwin-Williams Co. (The)                               1,204,000
                                                                     --------------
                                                                         10,597,115
                                                                     --------------

                 OTHER -- 3.0%
        235,100  General Electric Co.                                     7,645,452
        177,400  Honeywell International, Inc.                            6,217,870
         40,200  Johnson Controls, Inc.                                   2,344,464
         28,500  Textron, Inc.                                            1,577,190
                                                                     --------------
                                                                         17,784,976
                                                                     --------------

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES      DESCRIPTION                                            VALUE ($)
-----------------------------------------------------------------------------------
                 OTHER ENERGY -- 0.3%
        244,600  EL Paso Corp.                                            1,819,824
          3,766  XTO Energy, Inc.                                           112,377
                                                                     --------------
                                                                          1,932,201
                                                                     --------------

                 PRODUCER DURABLES -- 5.1%
         89,900  Agilent Technologies, Inc. *                             3,073,681
         26,800  American Power Conversion Corp.                            606,216
        215,100  Applied Materials, Inc. *                                4,568,724
        104,100  Boeing Co. (The)                                         4,514,817
         24,300  Caterpillar, Inc.                                        1,840,725
         26,400  Centex Corp.                                             2,819,520
         69,750  D.R. Horton, Inc.                                        2,217,353
         15,400  KB Home                                                  1,114,190
         26,900  KLA-Tencor Corp. *                                       1,420,320
         26,000  Lennar Corp.-Class A                                     1,285,700
         17,800  Lexmark International, Inc. *                            1,464,762
          9,356  Northrop Grumman Corp.                                     945,985
         24,400  Pulte Homes, Inc.                                        1,287,344
         22,900  Waters Corp. *                                             845,926
        110,600  Xerox Corp. *                                            1,563,884
                                                                     --------------
                                                                         29,569,147
                                                                     --------------

                 TECHNOLOGY -- 16.7%
         26,500  Adobe Systems, Inc.                                        986,860
         55,800  Altera Corp. *                                           1,232,064
         25,000  Analog Devices, Inc.                                     1,247,500
         21,700  Applera Corp.-Applied Biosystems Group                     494,760
        111,000  Avaya, Inc. *                                            1,903,650
         66,500  BMC Software, Inc. *                                     1,303,400
         55,900  Broadcom Corp.-Class A *                                 2,268,422
         69,600  Cadence Design Systems, Inc. *                           1,073,928
         21,000  Ceridian Corp. *                                           397,530
        220,400  Cisco Systems, Inc. *                                    5,091,240

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES      DESCRIPTION                                            VALUE ($)
-----------------------------------------------------------------------------------
                 TECHNOLOGY -- CONTINUED
         45,500  Citrix Systems, Inc. *                                     963,690
        206,800  Computer Associates International, Inc.                  5,492,608
        352,800  Corning, Inc. *                                          4,427,640
         49,700  Dell, Inc. *                                             1,622,705
        104,100  Electronic Data Systems Corp.                            1,993,515
        288,800  EMC Corp., Massachusetts *                               4,135,616
         10,200  General Dynamics Corp.                                     939,624
        114,200  Hewlett-Packard Co.                                      2,593,482
        935,600  Intel Corp.                                             27,347,588
         80,200  International Business Machines Corp.                    7,739,300
         46,900  Juniper Networks, Inc. *                                 1,213,303
         22,200  Linear Technology Corp.                                    887,778
        233,700  Microsoft Corp.                                          6,193,050
         85,000  Motorola, Inc.                                           1,568,250
        217,700  Oracle Corp. *                                           2,803,976
         22,700  Rockwell Automation, Inc.                                  691,442
         33,200  Sandisk Corp. *                                            841,952
         24,300  Scientific-Atlanta, Inc.                                   804,330
         62,800  Tellabs, Inc. *                                            609,160
        186,500  Texas Instruments, Inc.                                  5,716,225
         88,300  Veritas Software Corp. *                                 2,686,086
                                                                     --------------
                                                                         97,270,674
                                                                     --------------

                 UTILITIES -- 12.1%
         71,300  AES Corp. (The) *                                          645,978
         14,400  Ameren Corp.                                               682,560
         35,700  American Electric Power Co., Inc.                        1,231,650
        173,606  AT&T Corp.                                               3,477,328
        404,700  AT&T Wireless Services, Inc. *                           5,495,826
        286,700  BellSouth Corp.                                          7,901,452
         25,000  Cablevision Systems Corp.-Class A *                        637,000
         24,700  Centerpoint Energy, Inc.                                   258,362
         34,500  Citizens Communications Co. *                              454,710

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES      DESCRIPTION                                            VALUE ($)
-----------------------------------------------------------------------------------
                 UTILITIES -- CONTINUED
         19,300  Consolidated Edison, Inc.                                  852,481
         19,900  Constellation Energy Group, Inc.                           791,025
         38,300  Cox Communications, Inc.-Class A *                       1,240,920
         16,900  DTE Energy Co.                                             683,774
         68,400  Duke Energy Corp.                                        1,502,064
         74,000  Edison International                                     1,708,660
          3,300  Exelon Corp.                                               221,562
         13,400  FirstEnergy Corp.                                          517,642
         11,400  FPL Group, Inc.                                            748,410
         16,800  Kinder Morgan, Inc.                                      1,036,728
        111,700  Nextel Communications, Inc.-Class A *                    2,958,933
        130,700  PG&E Corp. *                                             3,681,819
         13,900  Pinnacle West Capital Corp.                                543,351
         41,000  PPL Corp.                                                1,907,730
         26,600  Public Service Enterprise Group, Inc.                    1,253,924
        577,114  SBC Communications, Inc.                                13,856,507
         23,700  Sempra Energy                                              751,290
        240,700  Sprint Corp.-FON Group                                   4,267,611
        103,600  Sprint Corp.-PCS Group *                                   932,400
         32,200  TECO Energy, Inc.                                          485,254
         19,700  TXU Corp.                                                  554,161
        243,684  Verizon Communications, Inc.                             9,340,408
          8,600  Xcel Energy, Inc.                                          150,242
                                                                     --------------
                                                                         70,771,762
                                                                     --------------

                 TOTAL COMMON STOCKS (COST $507,984,429)                568,380,991
                                                                     --------------

                 MUTUAL FUNDS -- 1.1%

      2,192,809  Dreyfus Money Market Fund (a)                            2,192,809
      4,191,202  Merrimac Money Market Fund (a)                           4,191,202
                                                                     --------------

                 TOTAL MUTUAL FUNDS (COST $6,384,011)                     6,384,011
                                                                     --------------

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   PAR VALUE ($)      DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                      SHORT-TERM INVESTMENTS -- 5.3%

                      CASH EQUIVALENTS -- 1.9%
        10,795,519    Harris Trust & Savings Bank Eurodollar Time Deposit,
                         1.01%, due 3/30/04 (a)                                        10,795,519
                                                                                    -------------

                      U.S. GOVERNMENT -- 0.2%
         1,400,000    U.S. Treasury Bill, 1.01%, due 04/22/04 (b)                       1,397,978
                                                                                    -------------

                      REPURCHASE AGREEMENTS -- 3.2%
        18,848,353    Citigroup Global Markets Repurchase Agreement dated
                      2/27/04, due 3/01/04, with a maturity value of $18,849,374 and an effective yield of 0.65%, collateralized by a U.S.
                      Treasury Bill with a rate of 0.915%, maturity date of
                      5/20/04 and a market value, with accrued interest of
                      $19,227,205.                                                     18,848,353
                                                                                    -------------

                      TOTAL SHORT-TERM INVESTMENTS (COST $31,041,850)                  31,041,850
                                                                                    -------------

                      TOTAL INVESTMENTS -- 103.9%
                      (Cost $545,410,290)                                             605,806,852

                      Other Assets and Liabilities (net) -- (3.9%)                    (22,982,936)
                                                                                    -------------

                      TOTAL NET ASSETS -- 100.0%                                    $ 582,823,916
                                                                                    =============

                      NOTES TO THE SCHEDULE OF INVESTMENTS:

                      *    Non-income producing security.

                      (a) Represents investment of security lending collateral (Note 2).

                      (b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 8).

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
   Investments, at value, including securities on loan of $16,572,580
   (cost $545,410,290) (Note 2)                                                         $   605,806,852
   Cash                                                                                             828
   Receivable for investments sold                                                            5,903,728
   Dividends and interest receivable                                                            702,327
   Receivable for variation margin on open futures contracts (Notes 2 and 8)                     33,963
   Receivable for expenses reimbursed by Manager (Note 3)                                        20,362
                                                                                        ---------------

     Total assets                                                                           612,468,060
                                                                                        ---------------

LIABILITIES:
   Payable for investments purchased                                                         12,197,899
   Payable upon return of securities loaned (Note 2)                                         17,179,530
   Payable to affiliate for (Note 3):
     Management fee                                                                             152,502
     Shareholder service fee                                                                     55,250
     Trustees fee                                                                                 1,070
   Accrued expenses                                                                              57,893
                                                                                        ---------------

     Total liabilities                                                                       29,644,144
                                                                                        ---------------
NET ASSETS                                                                              $   582,823,916
                                                                                        ===============

NET ASSETS CONSIST OF:
   Paid-in capital                                                                      $   584,544,059
   Accumulated undistributed net investment income                                            1,088,171
   Accumulated net realized loss                                                            (63,204,054)
   Net unrealized appreciation                                                               60,395,740
                                                                                        ---------------
                                                                                        $   582,823,916
                                                                                        ===============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                                                     $   188,369,772
                                                                                        ===============
   Class IV shares                                                                      $   394,454,144
                                                                                        ===============

SHARES OUTSTANDING:
   Class III                                                                                 16,013,075
                                                                                        ===============
   Class IV                                                                                  33,537,067
                                                                                        ===============

NET ASSET VALUE PER SHARE:
   Class III                                                                            $         11.76
                                                                                        ===============
   Class IV                                                                             $         11.76
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:

   Dividends                                                                            $     9,855,303
   Interest (including securities lending income of $11,913)                                     66,791
                                                                                        ---------------

       Total income                                                                           9,922,094
                                                                                        ---------------
EXPENSES:
   Management fee (Note 3)                                                                    1,879,903
   Shareholder service fee (Note 3) - Class III                                                 297,525
   Shareholder service fee (Note 3) - Class IV                                                  389,884
   Custodian and transfer agent fees                                                            108,292
   Audit and tax fees                                                                            47,741
   Legal fees                                                                                    30,768
   Trustees fees and related expenses (Note 3)                                                   11,824
   Registration fees                                                                              8,814
   Miscellaneous                                                                                 19,094
                                                                                        ---------------
     Total expenses                                                                           2,793,845
   Fees and expenses reimbursed by Manager (Note 3)                                            (214,709)
                                                                                        ---------------
     Net expenses                                                                             2,579,136
                                                                                        ---------------

       Net investment income                                                                  7,342,958
                                                                                        ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
     Investments                                                                             11,575,154
     Closed futures contracts                                                                 3,341,349
                                                                                        ---------------

       Net realized gain                                                                     14,916,503
                                                                                        ---------------

   Change in net unrealized appreciation (depreciation) on:
     Investments                                                                            155,718,638
     Open futures contracts                                                                        (822)
                                                                                        ---------------

       Net unrealized gain                                                                  155,717,816
                                                                                        ---------------

     Net realized and unrealized gain                                                       170,634,319
                                                                                        ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $   177,977,277
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       YEAR ENDED          YEAR ENDED
                                                                                   FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                                                                   -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                                           $       7,342,958    $       6,156,235
   Net realized gain (loss)                                                               14,916,503          (47,593,721)
   Change in net unrealized appreciation (depreciation)                                  155,717,816          (74,683,911)
                                                                                   -----------------    -----------------
   Net increase (decrease) in net assets from operations                                 177,977,277         (116,121,397)
                                                                                   -----------------    -----------------

Distributions to shareholders from:
   Net investment income
     Class III                                                                            (2,594,439)          (2,003,854)
     Class IV                                                                             (4,883,887)          (3,699,871)

                                                                                          (7,478,326)          (5,703,725)
                                                                                   -----------------    -----------------
   Net share transactions (Note 7):
     Class III                                                                           (34,050,800)          80,376,925
     Class IV                                                                            (24,650,110)         131,175,397
                                                                                   -----------------    -----------------
   Increase (decrease) in net assets resulting from net share transactions               (58,700,910)         211,552,322
                                                                                   -----------------    -----------------

     Total increase in net assets                                                        111,798,041           89,727,200

NET ASSETS:
   Beginning of period                                                                   471,025,875          381,298,675
                                                                                   -----------------    -----------------
   End of period (including accumulated undistributed net
     investment income of $1,088,171 and $1,329,115,
     respectively)                                                                 $     582,823,916    $     471,025,875
                                                                                   =================    =================

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               YEAR ENDED FEBRUARY 28/29,
                                                         -----------------------------------------------------------------------
                                                            2004           2003           2002           2001           2000
                                                         -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                     $      8.69    $     11.23    $     12.29    $     14.35    $     14.26
                                                         -----------    -----------    -----------    -----------    -----------

Income from investment operations:
   Net investment income                                        0.13+          0.12+          0.15+          0.17+          0.20
   Net realized and unrealized gain (loss)                      3.07          (2.55)         (1.07)         (0.20)          1.94
                                                         -----------    -----------    -----------    -----------    -----------

       Total from investment operations                         3.20          (2.43)         (0.92)         (0.03)^         2.14
                                                         -----------    -----------    -----------    -----------    -----------

Less distributions to shareholders:
   From net investment income                                  (0.13)         (0.11)         (0.14)         (0.19)         (0.19)
   From net realized gains                                        --             --             --          (1.84)         (1.86)
                                                         -----------    -----------    -----------    -----------    -----------

       Total distributions                                     (0.13)         (0.11)         (0.14)         (2.03)         (2.05)
                                                         -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD                           $     11.76    $      8.69    $     11.23    $     12.29    $     14.35
                                                         ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (a)                                               37.06%        (21.69)%        (7.53)%        (0.83)%        15.10%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                     $   188,370    $   163,025    $   133,203    $   260,432    $   321,786
   Net expenses to average daily net assets                     0.48%          0.48%          0.48%          0.48%          0.48%
   Net investment income to average daily net assets            1.26%          1.26%          1.24%          1.20%          1.34%
   Portfolio turnover rate                                        63%            62%            85%            82%           108%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                  0.04%          0.04%          0.03%          0.05%          0.05%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+    Computed using average shares outstanding throughout the period.
^ The amount shown for a share outstanding does not correspond with the net increase in net assets from operations due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------
                                                                  2004            2003            2002*
                                                              ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $       8.69    $      11.23    $      12.32
                                                              ------------    ------------    ------------

Income from investment operations:
   Net investment income +                                            0.13            0.13            0.10
   Net realized and unrealized loss                                   3.07           (2.55)          (1.08)
                                                              ------------    ------------    ------------

       Total from investment operations                               3.20           (2.42)          (0.98)
                                                              ------------    ------------    ------------

Less distributions to shareholders:
   From net investment income                                        (0.13)          (0.12)          (0.11)
                                                              ------------    ------------    ------------

       Total distributions                                           (0.13)          (0.12)          (0.11)
                                                              ------------    ------------    ------------
NET ASSET VALUE, END OF PERIOD                                $      11.76    $       8.69    $      11.23
                                                              ============    ============    ============
TOTAL RETURN (a)                                                     37.12%         (21.65)%         (8.00)%^

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                          $    394,454    $    308,001    $    248,095
   Net expenses to average daily net assets                           0.44%           0.44%           0.44%**
   Net investment income to average daily net assets                  1.31%           1.35%           1.37%**
   Portfolio turnover rate                                              63%             62%             85%
   Fees and expenses reimbursed by the Manager to average
     daily net assets:                                                0.04%           0.04%           0.04%**

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+    Computed using average shares outstanding throughout the period.
*    Period from July 2, 2001 (commencement of operations) through February 28,
     2002.
**   Annualized.
^    Not Annualized.

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return. The Fund seeks to achieve this objective primarily through investment in U.S. equity securities, excluding those companies that are tobacco-producing issuers (as listed within the Tobacco Producing Issuer industry classification maintained by Ford Investor Services). The Fund's benchmark is the S&P 500 Index.

     Throughout the year ended February 29, 2004, the Fund offered two classes of shares: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION

     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     FUTURES CONTRACTS

     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 8 for all open futures contracts as of February 29, 2004.

     SWAP AGREEMENTS

     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 29, 2004 the Fund held no open swap agreements.

     REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for the open repurchase agreement.

     SECURITY LENDING

     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund loaned securities having a market value of $16,572,580 collateralized by cash in the amount of $17,179,530, which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income were $7,478,326 and $5,703,725, respectively.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $1,088,171 of undistributed ordinary income.

     At February 29, 2004, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $24,719,851, $28,414,910 and $5,841,231 expiring in 2010, 2011 and 2012, respectively.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

              ACCUMULATED            ACCUMULATED
           UNDISTRIBUTED NET             NET
           INVESTMENT INCOME        REALIZED GAIN     PAID-IN CAPITAL
           -----------------        -------------     ---------------
              $ (105,576)             $ 105,574             $ 2

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .105% for Class IV shares.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .33% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $7,271. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the February 29, 2004, aggregated $346,421,797 and $410,782,988, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                   GROSS UNREALIZED          GROSS UNREALIZED            NET UNREALIZED
          AGGREGATE COST             APPRECIATION              DEPRECIATION               APPRECIATION
       ---------------------     ----------------------    ----------------------     ----------------------
          $ 549,639,174              $ 75,170,583             $ (19,002,905)              $ 56,167,678

5.    GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 58.8% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, less than .01% of the Fund was held by one related party.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            YEAR ENDED                            YEAR ENDED
                                                         FEBRUARY 29, 2004                     FEBRUARY 28, 2003
                                                ----------------------------------    ----------------------------------
     CLASS III:                                      SHARES             AMOUNT             SHARES            AMOUNT
                                                ---------------    ---------------    ---------------    ---------------
     Shares sold                                      1,932,775    $    18,886,632         19,145,833    $   202,448,347
     Shares issued to shareholders
        in reinvestment of distributions                209,262          2,139,237            139,964          1,343,482
     Shares repurchased                              (4,886,251)       (55,076,669)       (12,384,896)      (123,414,904)
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease)                         (2,744,214)   $   (34,050,800)         6,900,901    $    80,376,925
                                                ===============    ===============    ===============    ===============

                                                            YEAR ENDED                            YEAR ENDED
                                                         FEBRUARY 29, 2004                     FEBRUARY 28, 2003
                                                ----------------------------------    ----------------------------------
     CLASS IV:                                      SHARES             AMOUNT             SHARES             AMOUNT
                                                ---------------    ---------------    ---------------    ---------------
     Shares sold                                      3,102,166    $    30,016,000         12,955,575    $   127,475,526
     Shares issued to shareholders
        in reinvestment of distributions                480,093          4,883,887            398,388          3,699,871
     Shares repurchased                              (5,492,447)       (59,549,997)                --                 --
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease)                         (1,910,188)   $   (24,650,110)        13,353,963    $   131,175,397
                                                ===============    ===============    ===============    ===============

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

       FUTURES CONTRACTS

                                                                                                                        NET
         NUMBER OF                                                                            CONTRACT               UNREALIZED
         CONTRACTS                     TYPE                      EXPIRATION DATE                VALUE               DEPRECIATION
     ------------------     ---------------------------      -----------------------       ----------------      -------------------
           Buys

            19                       S&P 500                       March 2004                  $ 5,436,850            $   (822)
                                                                                                                      =========

     At February 29, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO TOBACCO-FREE CORE FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Tobacco-Free Core Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO TOBACCO-FREE CORE
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions to shareholders included:
     For taxable, non-corporate shareholders, 88.22% of the Fund's income represents qualified dividend income subject to the 15% rate category

For corporate shareholders, 83.64% of the Fund's income qualified for the dividends-received deduction..

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                           PRINCIPAL                 FUND                OTHER
                                               TERM OF OFFICE(1)         OCCUPATION(S)             COMPLEX           DIRECTORSHIPS
    NAME, ADDRESS,           POSITION(S)         AND LENGTH OF            DURING PAST            OVERSEEN BY            HELD BY
       AND DOB             HELD WITH TRUST        TIME SERVED             FIVE YEARS               TRUSTEE              TRUSTEE
----------------------    ------------------   -----------------    -----------------------    ----------------    -----------------
Jay O. Light              Trustee              Since May 1996       Professor of Business
c/o GMO Trust                                                       Administration and                41                  *(2)
40 Rowes Wharf                                                      Senior Associate Dean,
Boston, MA 02110                                                    Harvard University.
DOB: 10/03/1941

Donald W. Glazer, Esq.    Trustee              Since December       Advisory Counsel,
c/o GMO Trust                                  2000                 Goodwin Procter LLP;              41                 None
40 Rowes Wharf                                                      Secretary and
Boston, MA 02110                                                    Consultant, Provant,
DOB:  07/26/1944                                                    Inc. (provider of
                                                                    performance improvement
                                                                    training services and
                                                                    products)(1998 -
                                                                    present); Consultant -
                                                                    Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                            PRINCIPAL                FUND                OTHER
                                               TERM OF OFFICE(1)          OCCUPATION(S)            COMPLEX           DIRECTORSHIPS
    NAME, ADDRESS,           POSITION(S)         AND LENGTH OF          DURING PAST FIVE         OVERSEEN BY            HELD BY
       AND DOB             HELD WITH TRUST        TIME SERVED                 YEARS                TRUSTEE              TRUSTEE
----------------------    ------------------   -----------------    -----------------------    ----------------    -----------------
R. Jeremy Grantham(3)     Chairman of the      Since September      Chairman, Grantham,
c/o GMO Trust             Board of Trustees    1985. President      Mayo, Van Otterloo &              41                 None
40 Rowes Wharf                                 from February        Co. LLC
Boston, MA 02110                               2002 - October
DOB:  10/06/1938                               2002; President
                                               Quantitative
                                               from September
                                               1985 - February
                                               2002

(1 Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                                   TERM OF OFFICE(4)
     NAME, ADDRESS, AND              POSITION(S) HELD                AND LENGTH OF                   PRINCIPAL OCCUPATION(S)
            DOB                         WITH TRUST                    TIME SERVED                     DURING PAST FIVE YEARS
-----------------------------    -------------------------    -----------------------------   --------------------------------------
Scott Eston                      President and Chief          President and Chief             Chief Financial Officer
c/o GMO Trust                    Executive Officer            Executive Officer since         (1997-present), Chief Operating
40 Rowes Wharf                                                October 2002; Vice              Officer (2000 - present) and Member,
Boston, MA 02110                                              President from August 1998      Grantham, Mayo, Van Otterloo & Co.
DOB:  01/20/1956                                              - October 2002.                 LLC.

Susan Randall Harbert            Chief Financial Officer      Chief Financial Officer         Member, Grantham, Mayo, Van Otterloo
c/o GMO Trust                    and Treasurer                since February 2000;            & Co. LLC.
40 Rowes Wharf                                                Treasurer since February
Boston, MA 02110                                              1998.
DOB:  04/25/1957

Brent Arvidson                   Assistant Treasurer          Since September 1998.           Senior Fund Administrator, Grantham,
c/o GMO Trust                                                                                 Mayo, Van Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.           Vice President and           Vice President since            General Counsel, Anti-Money
c/o GMO Trust                    Clerk                        February 1997; Clerk since      Laundering Reporting Officer (July
40 Rowes Wharf                                                March 2001 - present and        2002 - February 2003) and Member,
Boston, MA 02110                                              May 1999 - August 1999.         Grantham, Mayo, Van Otterloo & Co.
DOB:  07/20/1965                                                                              LLC.

Elaine M. Hartnett, Esq.         Vice President and           Vice President since August     Associate General Counsel, Grantham,
c/o GMO Trust                    Secretary                    1999; Secretary since March     Mayo, Van Otterloo & Co. LLC (June
40 Rowes Wharf                                                2001.                           1999 - present);  Associate/Junior
Boston, MA 02110                                                                              Partner, Hale and Dorr LLP (1991 -
DOB:  02/18/1945                                                                              1999).

Julie Perniola                   Vice President and           Since February 2003.            Anti-Money Laundering Reporting
c/o GMO Trust                    Anti-Money Laundering                                        Officer (February 2003 - present) and
40 Rowes Wharf                   Compliance Officer                                           Compliance Officer, Grantham, Mayo,
Boston, MA 02110                                                                              Van Otterloo & Co. LLC.
DOB:  10/07/1970

William L. Nemerever             Vice President               Vice President since            Member, Grantham, Mayo, Van Otterloo
c/o GMO Trust                                                 February 2004.                  & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Active Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The Class III shares of the GMO Value Fund returned +40.7% for the fiscal year ended February 29, 2004, as compared to +42.3% for the Russell 1000 Value Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in equity securities throughout the period.

Positive stock selection within consumer discretionary stocks was partially offset by poor selection in technology shares.

Underweighting the utility sector during the fiscal year added to performance, while overweighting health care shares detracted.

The Value Fund uses a quantitative discipline to systematically identify the most attractively valued stocks in the universe, which delivered a return of +46.4% compared to the Russell 1000 Value Index return of +42.3%. Fundamental selection and other costs subtracted 5.7%.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

VALUE FUND-III
As Of: 2/29/2004

        DATE                                   GMO VALUE FUND                RUSSELL 1000 VALUE INDEX
      2/28/1994                                   5,000,000                           5,000,000
      3/31/1994                                   4,777,450                           4,813,620
      6/30/1994                                   4,755,655                           4,843,785
      9/30/1994                                   4,988,250                           4,968,040
     12/31/1994                                   5,001,025                           4,890,380
      3/31/1995                                   5,502,015                           5,355,735
      6/30/1995                                   6,019,955                           5,835,155
      9/30/1995                                   6,527,480                           6,345,080
     12/31/1995                                   6,910,655                           6,766,135
      3/31/1996                                   7,327,325                           7,149,230
      6/30/1996                                   7,532,950                           7,272,385
      9/30/1996                                   7,576,660                           7,483,785
     12/31/1996                                   8,342,890                           8,230,440
      3/31/1997                                   8,396,105                           8,441,380
      6/30/1997                                   9,632,770                           9,685,820
      9/30/1997                                  10,703,250                          10,650,510
     12/31/1997                                  10,880,870                          11,126,235
      3/31/1998                                  12,097,915                          12,423,295
      6/30/1998                                  12,091,270                          12,478,840
      9/30/1998                                  10,774,060                          11,033,220
     12/31/1998                                  12,149,130                          12,865,165
      3/31/1999                                  12,092,360                          13,049,440
      6/30/1999                                  13,557,235                          14,521,125
      9/30/1999                                  12,163,150                          13,098,520
     12/31/1999                                  12,476,625                          13,810,460
      3/31/2000                                  12,137,955                          13,876,310
      6/30/2000                                  12,117,815                          13,226,105
      9/30/2000                                  12,889,955                          14,266,130
     12/31/2000                                  13,807,550                          14,779,270
      3/31/2001                                  13,987,455                          13,913,680
      6/30/2001                                  14,611,630                          14,592,595
      9/30/2001                                  13,560,420                          12,994,925
     12/31/2001                                  14,200,960                          13,953,110
      3/31/2002                                  14,153,935                          14,523,900
      6/30/2002                                  12,909,095                          13,286,745
      9/30/2002                                  10,407,155                          10,792,420
     12/31/2002                                  11,269,590                          11,787,045
      3/31/2003                                  10,770,180                          11,213,775
      6/30/2003                                  12,677,865                          13,150,815
      9/30/2003                                  12,705,010                          13,422,350
     12/31/2003                                  14,544,020                          15,326,770
      2/29/2004                                  15,114,055                          15,930,685

Average Annual Returns
Inception                                     11/13/1990

 1YR                            5YR                               10YR(ITD)
40.69                           5.06                               11.7

VALUE FUND-CLASS M
As Of: 2/29/2004

Average Annual Returns
Inception                                     1/10/2002

 1YR                            5YR                               10YR(ITD)
40.23                           N/A                                2.63

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Performance for Class M shares may vary due to different fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES      DESCRIPTION                                            VALUE ($)
-----------------------------------------------------------------------------------
                 COMMON STOCKS -- 98.0%

                 AUTO & TRANSPORTATION -- 1.0%
         8,800   Burlington Northern Santa Fe Corp.                         283,184
         4,800   Lear Corp.                                                 295,824
                                                                     --------------
                                                                            579,008
                                                                     --------------

                 CONSUMER DISCRETIONARY -- 12.4%
        60,100   Cendant Corp.                                            1,364,270
        15,300   Dollar General Corp.                                       334,917
        12,600   Federated Department Stores                                659,862
        29,200   Home Depot, Inc.                                         1,060,252
        14,200   Jones Apparel Group, Inc.                                  529,660
         9,200   Kimberly Clark Corp.                                       595,056
         3,000   Omnicom Group                                              245,400
        94,300   Time Warner, Inc. *                                      1,626,675
        19,300   Viacom, Inc.-Class B                                       742,278
                                                                     --------------
                                                                         7,158,370
                                                                     --------------

                 CONSUMER STAPLES -- 7.7%
        31,900   Altria Group, Inc.                                       1,835,845
        13,700   Constellation Brands, Inc.-Class A *                       434,290
         8,400   CVS Corp.                                                  315,000
        14,900   Pepsi Bottling Group, Inc.                                 431,057
        14,000   Safeway, Inc. *                                            320,180
        52,000   Sara Lee Corp.                                           1,134,640
                                                                     --------------
                                                                          4,471,012
                                                                     --------------

                 FINANCIAL SERVICES -- 35.6%
        13,800   Allstate Corp. (The)                                       629,694
        12,100   Assurant, Inc. *                                           311,454
        12,500   Bank of America Corp.                                    1,024,000
        20,600   Bank One Corp.                                           1,111,988
         3,800   Bear Stearns Cos. (The), Inc.                              333,792
        42,500   Citigroup, Inc.                                          2,136,050
        17,300   CNA Financial Corp. *                                      475,750

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES      DESCRIPTION                                            VALUE ($)
-----------------------------------------------------------------------------------
                 FINANCIAL SERVICES -- CONTINUED
         8,000   Factset Research Systems, Inc.                             294,640
        17,300   Fannie Mae                                               1,295,770
        20,100   First Data Corp.                                           823,698
        14,700   Flagstar Bancorp, Inc.                                     379,994
        10,800   FleetBoston Financial Corp.                                486,324
        17,800   Freddie Mac                                              1,102,176
         8,100   John Hancock Financial Services, Inc.                      341,334
        32,800   JP Morgan Chase & Co.                                    1,345,456
        11,100   MBNA Corp.                                                 303,363
        14,000   Merrill Lynch & Co., Inc.                                  856,940
        16,000   Metlife, Inc.                                              562,400
        21,900   Morgan Stanley                                           1,308,744
         8,300   National City Corp.                                        296,310
        38,300   Old Republic International Corp.                           903,880
         7,500   Regions Financial Corp.                                    276,750
        63,700   Travelers Property Casualty Corp.-Class A                1,156,792
         9,700   U.S. Bancorp                                               276,741
        33,900   UnumProvident Corp.                                        502,398
        15,500   Wachovia Corp.                                             743,535
        26,000   Washington Mutual, Inc.                                  1,168,440
         4,100   WellChoice, Inc. *                                         151,454
                                                                     --------------
                                                                         20,599,867
                                                                     --------------

                 HEALTH CARE -- 9.5%
         6,600   AmerisourceBergen Corp.                                    382,998
        19,800   Baxter International, Inc.                                 576,576
         4,600   Cardinal Health, Inc.                                      300,058
        15,300   McKesson Corp.                                             417,843
        33,500   Merck & Co., Inc.                                        1,610,680
        59,300   Pfizer, Inc.                                             2,173,345
                                                                     --------------
                                                                          5,461,500
                                                                     --------------

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES      DESCRIPTION                                            VALUE ($)
-----------------------------------------------------------------------------------
                 INTEGRATED OILS -- 7.0%
         5,000   Amerada Hess Corp.                                         321,750
        18,100   ConocoPhillips                                           1,246,547
        29,400   Exxon Mobil Corp.                                        1,239,798
        27,400   Occidental Petroleum Corp.                               1,216,560
                                                                     --------------
                                                                          4,024,655
                                                                     --------------

                 MATERIALS & PROCESSING -- 1.2%
         9,000   Engelhard Corp.                                            261,180
        12,900   Sherwin-Williams Co. (The)                                 451,500
                                                                     --------------
                                                                            712,680
                                                                     --------------

                 OTHER -- 3.2%
        35,800   Honeywell International, Inc.                            1,254,790
         4,900   Johnson Controls, Inc.                                     285,768
         7,200   SPX Corp. *                                                302,400
                                                                     --------------
                                                                          1,842,958
                                                                     --------------

                 OTHER ENERGY -- 1.8%
        15,600   Apache Corp.                                               642,252
         6,600   Valero Energy Corp.                                        396,000
                                                                     --------------
                                                                          1,038,252
                                                                     --------------

                 PRODUCER DURABLES -- 2.8%
         2,200   Centex Corp.                                               234,960
         7,650   D.R. Horton, Inc.                                          243,194
         4,100   Lennar Corp.-Class A                                       202,745
         3,500   M/I Schottenstein Homes, Inc.                              157,360
         2,700   Northrop Grumman Corp.                                     272,997
         2,300   Ryland Group, Inc.                                         197,156
         6,600   W.W. Grainger, Inc.                                        311,850
                                                                     --------------
                                                                          1,620,262
                                                                     --------------

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES      DESCRIPTION                                            VALUE ($)
-----------------------------------------------------------------------------------
                 TECHNOLOGY -- 4.9%
        50,800   Hewlett-Packard Co.                                      1,153,668
        53,700   Microsoft Corp.                                          1,423,050
         9,200   Raytheon Co.                                               279,680
                                                                     --------------
                                                                          2,856,398
                                                                     --------------

                 UTILITIES -- 10.9%
        29,200   American Electric Power Co., Inc.                        1,007,400
        20,500   BellSouth Corp.                                            564,980
        28,600   NiSource, Inc.                                             620,906
        63,500   SBC Communications, Inc.                                 1,524,635
        25,400   Sempra Energy                                              805,180
        46,900   Verizon Communications, Inc.                             1,797,677
                                                                     --------------
                                                                          6,320,778
                                                                     --------------

                 TOTAL COMMON STOCKS (COST $48,986,086)                  56,685,740
                                                                     --------------

                 MUTUAL FUNDS -- 0.3%

        49,703   Dreyfus Money Market Fund (a)                               49,703
        95,000   Merrimac Money Market Fund (a)                              95,000
                                                                     --------------

                 TOTAL MUTUAL FUNDS (COST $144,703)                         144,703
                                                                     --------------

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   PAR VALUE ($)      DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                      SHORT-TERM INVESTMENTS -- 4.0%

                      CASH EQUIVALENTS -- 0.4%
          244,697     Harris Trust & Savings Bank Eurodollar Time Deposit,
                         1.01%, due 3/30/04 (a)                                           244,697
                                                                                    -------------

                      REPURCHASE AGREEMENTS -- 3.6%
        2,075,900     Citigroup Global Markets Repurchase Agreement, dated
                      2/27/04, due 3/01/04, with a maturity value of $2,076,012, and an effective yield of 0.65%, collateralized by a U.S.
                      Treasury Bill with a rate of .915%, maturity date of
                      5/20/04, and a market value, including accrued interest
                      of $2,117,626.                                                    2,075,900
                                                                                    -------------

                      TOTAL SHORT-TERM INVESTMENTS (COST $2,320,597)                    2,320,597
                                                                                    -------------

                      TOTAL INVESTMENTS -- 102.3%
                      (Cost $51,451,386)                                               59,151,040

                      Other Assets and Liabilities (net) -- (2.3%)                     (1,330,929)
                                                                                    -------------

                      TOTAL NET ASSETS -- 100.0%                                    $  57,820,111
                                                                                    =============

                      NOTES TO THE SCHEDULE OF INVESTMENTS:

                      *    Non-income producing security.
                      (a) Represents investment of security lending collateral (Note 2).

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
   Investments, at value, including securities on loan of $381,348
   (cost $51,451,386) (Note 2)                                                          $    59,151,040
   Cash                                                                                              39
   Receivable for investments sold                                                            2,152,688
   Receivable for Fund shares sold                                                               12,438
   Dividends and interest receivable                                                             90,918
   Receivable for expenses reimbursed by Manager (Note 3)                                        10,862
                                                                                        ---------------

     Total assets                                                                            61,417,985
                                                                                        ---------------

LIABILITIES:
   Payable for investments purchased                                                            626,411
   Payable upon return of securities loaned (Note 2)                                            389,400
   Payable for Fund shares repurchased                                                        2,503,128
   Payable to affiliate for (Note 3):
     Management fee                                                                              21,913
     Shareholder service fee                                                                      5,870
     12b-1 fee - Class M                                                                          4,499
     Administration fee - Class M                                                                 1,701
     Trustees fees                                                                                  110
   Accrued expenses                                                                              44,842
                                                                                        ---------------

     Total liabilities                                                                        3,597,874
                                                                                        ---------------
NET ASSETS                                                                              $    57,820,111
                                                                                        ===============

NET ASSETS CONSIST OF:
   Paid-in capital                                                                      $    78,358,132
   Accumulated net realized loss                                                            (28,237,675)
   Net unrealized appreciation                                                                7,699,654
                                                                                        ---------------
                                                                                        $    57,820,111
                                                                                        ===============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                                                     $    46,904,488
                                                                                        ===============
   Class M shares                                                                       $    10,915,623
                                                                                        ===============

SHARES OUTSTANDING:
   Class III                                                                                  5,051,910
                                                                                        ===============
   Class M                                                                                    1,178,204
                                                                                        ===============

NET ASSET VALUE PER SHARE:
   Class III                                                                            $          9.28
                                                                                        ===============
   Class M                                                                              $          9.26
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
   Dividends                                                                            $     1,453,669
   Interest (including securities lending income of $516)                                         7,742
                                                                                        ---------------

        Total income                                                                          1,461,411
                                                                                        ---------------

EXPENSES:
   Management fee (Note 3)                                                                      285,934
   Shareholder service fee (Note 3) - Class III                                                  80,328
   12b-1 fee (Note 3) - Class M                                                                  21,519
   Administration fee (Note 3)  - Class M                                                        17,215
   Custodian and transfer agent fees                                                             41,629
   Audit and tax fees                                                                            44,447
   Legal fees                                                                                     4,520
   Trustees fees and related expenses (Note 3)                                                    1,245
   Registration fees                                                                             21,074
   Miscellaneous                                                                                 11,124
                                                                                        ---------------
      Total expenses                                                                            529,035
   Fees and expenses reimbursed by Manager (Note 3)                                            (122,794)
                                                                                        ---------------
      Net expenses                                                                              406,241
                                                                                        ---------------

        Net investment income                                                                 1,055,170
                                                                                        ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                                            (6,851,684)
      Closed futures contracts                                                                   38,969
                                                                                        ---------------

        Net realized loss                                                                    (6,812,715)
                                                                                        ---------------

   Change in net unrealized appreciation (depreciation) on investments                       19,245,846
                                                                                        ---------------

      Net realized and unrealized gain                                                       12,433,131
                                                                                        ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $    13,488,301
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  YEAR ENDED           YEAR ENDED
                                                                                 FEBRUARY 29,         FEBRUARY 28,
                                                                                     2004                2003
                                                                              -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                                      $       1,055,170    $       3,509,590
   Net realized loss                                                                 (6,812,715)         (37,323,839)
   Change in net unrealized appreciation (depreciation)                              19,245,846          (15,408,843)
                                                                              -----------------    -----------------
   Net increase (decrease) in net assets from operations                             13,488,301          (49,223,092)
                                                                              -----------------    -----------------

Distributions to shareholders from:
   Net investment income
     Class III                                                                       (1,146,041)          (3,347,011)
     Class M                                                                           (162,700)             (69,858)
                                                                              -----------------    -----------------
     Total distributions from net investment income                                  (1,308,741)          (3,416,869)
                                                                              -----------------    -----------------

   Net share transactions (Note 7):
     Class III                                                                     (126,044,557)         (17,609,557)
     Class M                                                                          1,777,888            7,381,915
                                                                              -----------------    -----------------

   Decrease in net assets resulting from net share transactions                    (124,266,669)         (10,227,642)
                                                                              -----------------    -----------------

     Total decrease in net assets                                                  (112,087,109)         (62,867,603)

NET ASSETS:
   Beginning of period                                                              169,907,220          232,774,823
                                                                              -----------------    -----------------
   End of period (including accumulated undistributed net
     investment income of $0 and $49,492, respectively)                       $      57,820,111    $     169,907,220
                                                                              =================    =================

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               YEAR ENDED FEBRUARY 28/29,
                                                         -----------------------------------------------------------------------
                                                            2004           2003           2002           2001           2000
                                                         -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                     $      6.73    $      8.82    $      9.57    $      7.98    $     10.40
                                                         -----------    -----------    -----------    -----------    -----------

Income from investment operations:
   Net investment income                                        0.13           0.14           0.18           0.18           0.21
   Net realized and unrealized gain (loss)                      2.59          (2.10)         (0.51)          2.32          (0.83)
                                                         -----------    -----------    -----------    -----------    -----------

       Total from investment operations                         2.72          (1.96)         (0.33)          2.50          (0.62)
                                                         -----------    -----------    -----------    -----------    -----------

Less distributions to shareholders:
   From net investment income                                  (0.17)         (0.13)         (0.17)         (0.18)         (0.23)
   From net realized gains                                        --             --          (0.25)         (0.73)         (1.57)
                                                         -----------    -----------    -----------    -----------    -----------

       Total distributions                                     (0.17)         (0.13)         (0.42)         (0.91)         (1.80)
                                                         -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD                           $      9.28    $      6.73    $      8.82    $      9.57    $      7.98
                                                         ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (a)                                               40.69%        (22.29)%        (3.64)%        32.72%         (8.45)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                     $    46,904    $   163,463    $   232,289    $   247,971    $   178,329
   Net expenses to average daily net assets                     0.61%          0.61%          0.61%          0.61%          0.61%
   Net investment income to average daily net assets            1.74%          1.79%          1.89%          1.99%          2.06%
   Portfolio turnover rate                                       127%           100%            95%           102%           104%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                  0.20%          0.07%          0.06%          0.05%          0.05%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------
                                                                  2004            2003           2002 *
                                                              ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $       6.72    $       8.82    $       9.06
                                                              ------------    ------------    ------------

Income from investment operations:
   Net investment income                                              0.11            0.12            0.01
   Net realized and unrealized loss                                   2.57           (2.10)          (0.25)
                                                              ------------    ------------    ------------

       Total from investment operations                               2.68           (1.98)          (0.24)
                                                              ------------    ------------    ------------

Less distributions to shareholders:
  From net investment income                                         (0.14)          (0.12)             --
                                                              ------------    ------------    ------------

       Total distributions                                           (0.14)          (0.12)             --
                                                              ------------    ------------    ------------
NET ASSET VALUE, END OF PERIOD                                $       9.26    $       6.72    $       8.82
                                                              ============    ============    ============
TOTAL RETURN (a)                                                     40.23%         (22.56)%         (2.65)%+

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                          $     10,916    $      6,444    $        486
   Net expenses to average daily net assets                           0.91%           0.92%           0.91%**
   Net investment income to average daily net assets                  1.42%           1.46%           1.52%**
   Portfolio turnover rate                                             127%            100%             95%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                        0.20%           0.07%           0.06%**

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+    Not Annualized.
* Period from January 10, 2002 (commencement of operations) through February 28, 2002.
**   Annualized.

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks long-term capital growth primarily through investment in equity securities. The Fund's benchmark is the Russell 1000 Value Index.

     Throughout the year ended February 29, 2004, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee, while Class III shares bear a shareholder service fee. (See Note 2) The principal economic difference between the classes of shares is the type and level of fees.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION

     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FUTURES CONTRACTS

     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At February 29, 2004, the Fund held no open futures contracts.

     SWAP AGREEMENTS

     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there

GMO VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, the Fund held no open swap agreements.

     REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for the open repurchase agreement as of February 29, 2004.

     SECURITY LENDING

     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund loaned securities having a market value of $381,348 collaterized by cash in the amount of $389,400, which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income were $1,308,741 and $3,416,869, respectively.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     At February 29, 2004 the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $394,435, $16,413,957 and $6,482,499 expiring in 2010, 2011 and 2012, respectively.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to differing treatments for redemption in-kind transactions. Net losses resulting from redemption in-kind transactions were $16,910,325. The financial highlights exclude these adjustments.

                       ACCUMULATED             ACCUMULATED
                    UNDISTRIBUTED NET              NET
                    INVESTMENT INCOME         REALIZED LOSS          PAID-IN CAPITAL
                    -----------------         -------------          ---------------
                       $  204,079             $  27,805,395          $  (28,009,474)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost when the amount of the return of capital is conclusively determined.

     ALLOCATION OF OPERATING ACTIVITY

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class' operations.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .46% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of .20% of the average daily Class M net assets for support services provided to Class M shareholders.

     Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of .25% of average daily Class M net assets, for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class III only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .46% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $798. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $81,440,207 and $202,377,317, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                  GROSS UNREALIZED          GROSS UNREALIZED          NET UNREALIZED
          AGGREGATE COST            APPRECIATION              DEPRECIATION             APPRECIATION
       --------------------     --------------------      --------------------      ------------------
          $  56,398,170             $  2,940,664              $   (187,794)            $  2,752,870

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that

GMO VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 48.8% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, 2.39% of the Fund was held by four related parties.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            YEAR ENDED                            YEAR ENDED
                                                         FEBRUARY 29, 2004                     FEBRUARY 28, 2003
                                                ----------------------------------    ----------------------------------
     CLASS III:                                      SHARES             AMOUNT             SHARES            AMOUNT
                                                ---------------    ---------------    ---------------    ---------------
     Shares sold                                        546,928    $     4,023,325          4,918,036    $    36,956,368
     Shares issued to shareholders
        in reinvestment of distributions                 97,052            791,137             96,123            700,606
     Shares repurchased                             (19,876,245)      (130,859,019)        (7,055,458)       (55,266,531)
                                                ---------------    ---------------    ---------------    ---------------
     Net decrease                                   (19,232,265)   $  (126,044,557)        (2,041,299)   $   (17,609,557)
                                                ===============    ===============    ===============    ===============

                                                            YEAR ENDED                            YEAR ENDED
                                                         FEBRUARY 29, 2004                     FEBRUARY 28, 2003
                                                ----------------------------------    ----------------------------------
     CLASS M:                                        SHARES             AMOUNT             SHARES             AMOUNT
                                                ---------------    ---------------    ---------------    ---------------
     Shares sold                                        482,342          3,960,130            999,258          8,085,093
     Shares issued to shareholders
        in reinvestment of distributions                 19,668            162,700             10,104             69,858
     Shares repurchased                                (282,747)        (2,344,942)          (105,520)          (773,036)
                                                ---------------    ---------------    ---------------    ---------------
     Net increase                                       219,263    $     1,777,888            903,842    $     7,381,915
                                                ===============    ===============    ===============    ===============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO VALUE FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Value Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO VALUE FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The fund's distributions to shareholders included:
     For taxable, non-corporate shareholders, 72.66% of the Fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

     For corporate shareholders, 96.22% of the fund's income qualified for the dividends-received deduction.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                        NUMBER OF
                                                                        PORTFOLIOS
                                                        PRINCIPAL        IN FUND        OTHER
                   POSITION(S)   TERM OF OFFICE(1)    OCCUPATION(S)      COMPLEX     DIRECTORSHIPS
NAME, ADDRESS,      HELD WITH      AND LENGTH OF       DURING PAST     OVERSEEN BY      HELD BY
  AND DOB             TRUST        TIME SERVED         FIVE YEARS         TRUSTEE       TRUSTEE
----------------   -----------   --------------- -   ---------------   -----------   --------------
Jay O. Light       Trustee       Since May 1996      Professor of
c/o GMO Trust                                        Business               41             *(2)
40 Rowes Wharf                                       Administration
Boston, MA 02110                                     and Senior
DOB: 10/03/1941                                      Associate Dean,
                                                     Harvard
                                                     University.

Donald W.          Trustee       Since               Advisory
Glazer, Esq.                     December 2000       Counsel, Goodwin       41            None
c/o GMO Trust                                        Procter LLP;
40 Rowes Wharf                                       Secretary and
Boston, MA 02110                                     Consultant,
DOB:  07/26/1944                                     Provant, Inc.
                                                     (provider of
                                                     performance
                                                     improvement
                                                     training
                                                     services and
                                                     products)(1998
                                                     - present);
                                                     Consultant -
                                                     Business and
                                                     Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                        NUMBER OF
                                                                       PORTFOLIOS
                                                        PRINCIPAL       IN FUND         OTHER
                   POSITION(S)   TERM OF OFFICE(1)    OCCUPATION(S)     COMPLEX      DIRECTORSHIPS
NAME, ADDRESS,      HELD WITH      AND LENGTH OF       DURING PAST     OVERSEEN BY      HELD BY
   AND DOB            TRUST         TIME SERVED        FIVE YEARS        TRUSTEE        TRUSTEE
----------------   -----------   --------------- -   ---------------   -----------   --------------
R. Jeremy          Chairman of    Since September    Chairman,
Grantham(3)        the Board     1985.               Grantham,              41            None
c/o GMO Trust      of Trustees   President from      Mayo, Van
40 Rowes Wharf                   February 2002 -     Otterloo & Co.
Boston, MA 02110                 October 2002;       LLC
DOB:  10/06/1938                 President
                                 Quantitative from
                                 September 1985 -
                                 February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                   TERM OF OFFICE(4)
                             POSITION(S) HELD       AND LENGTH OF          PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND DOB         WITH TRUST            TIME SERVED           DURING PAST FIVE YEARS
------------------------   -------------------   ---------------------   -----------------------------
Scott Eston                President and Chief   President and Chief     Chief Financial Officer
c/o GMO Trust              Executive Officer     Executive Officer       (1997-present), Chief
40 Rowes Wharf                                   since October 2002;     Operating Officer (2000 -
Boston, MA 02110                                 Vice President from     present) and Member,
DOB:  01/20/1956                                 August 1998 - October   Grantham, Mayo, Van Otterloo
                                                 2002.                   & Co. LLC.

Susan Randall Harbert      Chief Financial       Chief Financial         Member, Grantham, Mayo, Van
c/o GMO Trust              Officer and           Officer since           Otterloo & Co. LLC.
40 Rowes Wharf             Treasurer             February 2000;
Boston, MA 02110                                 Treasurer since
DOB:  04/25/1957                                 February 1998.

Brent Arvidson             Assistant Treasurer   Since September 1998.   Senior Fund Administrator,
c/o GMO Trust                                                            Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                                           & Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.     Vice President and    Vice President since    General Counsel, Anti-Money
c/o GMO Trust              Clerk                 February 1997; Clerk    Laundering Reporting Officer
40 Rowes Wharf                                   since March 2001 -      (July 2002 - February 2003)
Boston, MA 02110                                 present and May 1999    and Member, Grantham, Mayo,
DOB:  07/20/1965                                 - August 1999.          Van Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.   Vice President and    Vice President since    Associate General Counsel,
c/o GMO Trust              Secretary             August 1999;            Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                   Secretary since March   & Co. LLC (June 1999 -
Boston, MA 02110                                 2001.                   present);  Associate/Junior
DOB:  02/18/1945                                                         Partner, Hale and Dorr LLP
                                                                         (1991 - 1999).

Julie Perniola             Vice President and    Since February 2003.    Anti-Money Laundering
c/o GMO Trust              Anti-Money                                    Reporting Officer (February
40 Rowes Wharf             Laundering                                    2003 - present) and
Boston, MA 02110           Compliance Officer                            Compliance Officer, Grantham,
DOB:  10/07/1970                                                         Mayo, Van Otterloo & Co. LLC.

William L. Nemerever       Vice President        Vice President since    Member, Grantham, Mayo, Van
c/o GMO Trust                                    February 2004.          Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Intrinsic Value Fund returned +43.7% for the fiscal year ended February 29, 2004 as compared to +42.3% for the Russell 1000 Value Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

Sector selection detracted from relative performance for the period. An overweight of health care, the worst performing sector, proved costly. An underweight in consumer discretionary and materials processing stocks, and an overweight in utilities also detracted from relative performance.

The portfolio's outperformance for the fiscal year is primarily attributed to stock selection. The portfolio benefited from strong selection in producer durables, utilities, and autos and transportation stocks.

For the year, both the price to intrinsic value and price to normalized earnings stock selection strategies added value, while the price momentum strategy underperformed.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

INTRINSIC VALUE FUND-III
As Of: 2/29/2004

       DATE                       GMO INTRINSIC VALUE FUND             RUSSELL 1000 VALUE INDEX
      8/2/1999                            5,000,000                           5,000,000
     9/30/1999                            4,645,000                           4,643,300
    12/31/1999                            4,966,445                           4,895,675
     3/31/2000                            4,961,405                           4,919,020
     6/30/2000                            4,765,555                           4,688,530
     9/30/2000                            5,234,520                           5,057,210
    12/31/2000                            5,496,530                           5,239,115
     3/31/2001                            5,481,075                           4,932,270
     6/30/2001                            5,879,550                           5,172,940
     9/30/2001                            5,272,575                           4,606,580
    12/31/2001                            5,678,230                           4,946,245
     3/31/2002                            5,906,850                           5,148,585
     6/30/2002                            5,308,060                           4,710,025
     9/30/2002                            4,387,645                           3,825,810
    12/31/2002                            4,783,855                           4,178,395
     3/31/2003                            4,453,740                           3,975,175
     6/30/2003                            5,311,275                           4,661,835
     9/30/2003                            5,396,325                           4,758,090
    12/31/2003                            6,203,605                           5,433,190
     2/29/2004                            6,471,345                           5,647,270

Average Annual Returns
Inception                                          8/2/1999

1YR                  5YR           10YR(ITD)
43.68                N/A             5.79

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                       VALUE ($)
---------------------------------------------------------------------------------
                  COMMON STOCKS -- 97.7%

                  AUTO & TRANSPORTATION -- 4.9%
         15,000   AMR Corp. *                                             228,000
          2,800   ArvinMeritor, Inc.                                       63,168
         10,000   Burlington Northern Santa Fe Corp.                      321,800
          2,800   Cooper Tire & Rubber Co.                                 55,860
          6,400   Dana Corp.                                              136,896
          7,400   Delphi Corp.                                             75,480
          5,300   Delta Airlines, Inc.                                     47,594
         44,154   Ford Motor Co.                                          607,117
         28,082   General Motors Corp.                                  1,351,306
          8,000   Goodyear Tire & Rubber Co. (The) *                       67,360
          4,000   Harley-Davidson, Inc.                                   212,480
          2,600   Lear Corp.                                              160,238
          1,200   Navistar International Corp. *                           55,920
          1,800   Paccar, Inc.                                             99,738
          2,400   Tidewater, Inc.                                          79,752
                                                                  ---------------
                                                                        3,562,709
                                                                  ---------------

                  CONSUMER DISCRETIONARY -- 11.6%
          1,800   Abercrombie & Fitch Co.-Class A *                        56,754
          3,100   American Eagle Outfitters *                              75,609
          1,000   Barnes & Noble, Inc. *                                   34,900
          4,500   Blockbuster, Inc.-Class A                                77,310
          2,700   Callaway Golf Co.                                        50,409
          3,400   Catalina Marketing Corp. *                               59,398
         38,300   Cendant Corp.                                           869,410
          1,500   Columbia Sportswear Co. *                                78,015
          1,800   Comcast Corp.-Class A *                                  52,596
          4,300   Dillard's, Inc.-Class A                                  75,680
          3,300   Earthlink, Inc. *                                        30,129
         14,000   Eastman Kodak Co.                                       399,560
          6,900   Federated Department Stores                             361,353
          2,700   Foot Locker, Inc.                                        70,740
          2,500   GTECH Holdings Corp.                                    146,825

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                       VALUE ($)
---------------------------------------------------------------------------------
                  CONSUMER DISCRETIONARY -- CONTINUED
          3,200   Hasbro, Inc.                                             69,984
         33,800   Home Depot, Inc.                                      1,227,278
          4,900   Hughes Electronics Corp. *                               84,966
          9,100   Ikon Office Solutions, Inc.                             106,925
          3,200   InterActiveCorp *                                       104,224
          3,100   Interpublic Group of Cos., Inc. *                        52,545
          5,900   JC Penney Co., Inc. Holding Co.                         182,133
          6,200   Jones Apparel Group, Inc.                               231,260
          6,700   Liberty Media Corp.-Class A *                            76,380
          7,100   May Department Stores Co. (The)                         250,062
         23,200   McDonald's Corp.                                        656,560
          1,400   Mohawk Industries, Inc. *                               116,620
          3,800   RR Donnelley & Sons Co.                                 120,688
          5,000   Sabre Holdings Corp.                                    113,450
          8,400   Saks, Inc. *                                            146,328
         13,500   Sears Roebuck & Co.                                     634,635
          1,900   Starwood Hotels & Resorts Worldwide, Inc.                74,119
          1,300   Target Corp.                                             57,148
         63,200   Time Warner, Inc. *                                   1,090,200
          9,300   Toys R Us, Inc. *                                       146,010
            200   VeriSign, Inc. *                                          3,482
          2,400   VF Corp.                                                107,832
          2,500   Walt Disney Co.                                          66,325
          1,200   Whirlpool Corp.                                          87,528
          4,000   XM Satellite Radio Holdings, Inc.-Class A *              97,920
                                                                  ---------------
                                                                        8,343,290
                                                                  ---------------

                  CONSUMER STAPLES -- 5.4%
          8,700   Albertson's, Inc.                                       215,238
         35,000   Altria Group, Inc.                                    2,014,250
            400   CVS Corp.                                                15,000
          9,100   Kroger Co. *                                            174,902
          4,200   PepsiAmericas, Inc.                                      80,556
         18,200   Rite Aid Corp. *                                        101,556
          3,800   RJ Reynolds Tobacco Holdings, Inc.                      234,574

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                       VALUE ($)
---------------------------------------------------------------------------------
                  CONSUMER STAPLES -- CONTINUED
         22,100   Safeway, Inc. *                                         505,427
          7,400   Sara Lee Corp.                                          161,468
          1,900   Smithfield Foods, Inc. *                                 48,602
          1,100   Supervalu, Inc.                                          31,130
         13,024   Tyson Foods, Inc.-Class A                               206,821
          1,800   UST, Inc.                                                68,544
          3,900   Winn-Dixie Stores, Inc.                                  23,868
                                                                  ---------------
                                                                        3,881,936
                                                                  ---------------

                  FINANCIAL SERVICES -- 29.2%
          1,300   AG Edwards, Inc.                                         49,725
          3,600   Allmerica Financial Corp. *                             132,768
         11,500   Allstate Corp. (The)                                    524,745
          1,800   AMBAC Financial Group, Inc.                             140,760
          2,300   American Financial Group, Inc.                           69,184
            400   American National Insurance                              37,840
          3,700   AmeriCredit Corp. *                                      70,374
          2,600   AmerUs Group Co.                                        101,348
          3,600   AmSouth Bancorp                                          91,080
          3,400   Annaly Mortgage Management, Inc. REIT                    69,360
          3,100   AON Corp.                                                81,313
          3,000   Astoria Financial Corp.                                 121,020
          1,300   Bank of America Corp.                                   106,496
          5,000   Bank of New York Co. (The), Inc.                        165,000
          3,100   BB&T Corp.                                              115,165
          3,780   Bear Stearns Cos. (The), Inc.                           332,035
          8,800   Capital One Financial Corp.                             622,336
          2,876   Charter One Financial, Inc.                             104,169
          7,300   Cigna Corp.                                             404,639
          2,200   CIT Group, Inc.                                          86,834
         32,500   Citigroup, Inc.                                       1,633,450
          2,700   CNA Financial Corp. *                                    74,250
          8,400   Comerica, Inc.                                          483,336
            700   Commerce Group, Inc.                                     32,564
          5,866   Countrywide Financial Corp.                             537,502

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                       VALUE ($)
---------------------------------------------------------------------------------
                  FINANCIAL SERVICES -- CONTINUED
          1,300   Downey Financial Corp.                                   69,979
          6,000   E*Trade Financial Corp. *                                85,860
         20,000   Fannie Mae                                            1,498,000
          8,938   Fidelity National Financial, Inc.                       349,546
          4,300   First American Corp.                                    131,365
          3,500   Flagstar Bancorp, Inc.                                   90,475
         17,984   FleetBoston Financial Corp.                             809,819
          6,800   Freddie Mac                                             421,056
          1,900   GATX Corp.                                               44,688
            200   Global Payments, Inc.                                     8,652
          4,500   Greater Bay Bancorp                                     124,020
          3,900   Greenpoint Financial Corp.                              170,118
          7,800   Hartford Financial Services Group, Inc.                 510,900
            900   Hudson City Bancorp, Inc.                                34,974
            800   Independence Community Bank Corp.                        31,656
          2,800   IndyMac Bancorp, Inc.                                    98,560
          1,900   John Hancock Financial Services, Inc.                    80,066
         47,880   JP Morgan Chase & Co.                                 1,964,038
         10,800   KeyCorp                                                 350,136
          1,000   Lehman Brothers Holdings, Inc.                           86,710
          3,900   Lincoln National Corp.                                  181,077
         10,600   Loews Corp.                                             639,074
          2,000   MBIA, Inc.                                              131,580
         24,900   MBNA Corp.                                              680,517
          5,000   Merrill Lynch & Co., Inc.                               306,050
          3,300   Metlife, Inc.                                           115,995
          5,100   MGIC Investment Corp.                                   337,518
         10,500   Morgan Stanley                                          627,480
          8,700   National City Corp.                                     310,590
          1,600   National Processing, Inc. *                              31,680
          3,800   Nationwide Financial Services-Class A                   144,552
          2,400   New York Community Bancorp, Inc.                         84,288
          1,200   Northern Trust Corp.                                     59,580
          6,600   Old Republic International Corp.                        155,760
          5,800   PMI Group (The), Inc.                                   229,680
          5,800   PNC Financial Services Group, Inc.                      339,996

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                       VALUE ($)
---------------------------------------------------------------------------------
                  FINANCIAL SERVICES -- CONTINUED
          3,200   Provident Financial Group, Inc.                         128,224
         16,100   Providian Financial Corp. *                             208,173
          4,800   Radian Group, Inc.                                      209,760
          5,800   Regions Financial Corp.                                 214,020
          2,600   Ryder System, Inc.                                       95,784
          2,400   Silicon Valley Bancshares *                              82,200
          5,600   Sovereign Bancorp, Inc.                                 124,040
            500   Student Loan Corp.                                       76,805
          2,700   Suntrust Banks, Inc.                                    195,237
          1,400   Synovus Financial Corp.                                  35,070
          4,700   Torchmark Corp.                                         244,964
         10,600   Travelers Property Casualty Corp.-Class A               192,496
          2,000   Union Planters Corp.                                     59,960
         20,900   UnumProvident Corp.                                     309,738
            800   Vornado Realty Trust REIT                                45,520
          7,800   Wachovia Corp.                                          374,166
         18,800   Washington Mutual, Inc.                                 844,872
            800   Zions Bancorp                                            46,616
                                                                  ---------------
                                                                       21.010,973
                                                                  ---------------

                  HEALTH CARE -- 7.2%
          1,100   Aetna, Inc.                                              88,869
          3,400   Baxter International, Inc.                               99,008
          3,300   Cardinal Health, Inc.                                   215,259
          6,800   Guidant Corp.                                           463,352
          6,000   Health Net, Inc. *                                      165,600
          1,400   Humana, Inc. *                                           30,688
            900   Invitrogen Corp. *                                       66,330
            100   Manor Care, Inc.                                          3,541
          3,600   McKesson Corp.                                           98,316
         25,900   Merck & Co., Inc.                                     1,245,272
          3,400   Millennium Pharmaceuticals, Inc. *                       60,554
          2,200   Pacificare Health Systems *                              78,540
         52,300   Pfizer, Inc.                                          1,916,795

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                       VALUE ($)
---------------------------------------------------------------------------------
                  HEALTH CARE -- CONTINUED
         33,600   Schering-Plough Corp.                                   603,456
          1,700   Valeant Pharmaceuticals International                    37,281
                                                                  ---------------
                                                                        5,172,861
                                                                  ---------------

                  INTEGRATED OILS -- 4.4%
          2,900   Amerada Hess Corp.                                      186,615
            900   ChevronTexaco Corp.                                      79,515
         21,509   ConocoPhillips                                        1,481,325
         22,300   Exxon Mobil Corp.                                       940,391
         14,300   Marathon Oil Corp.                                      502,502
                                                                  ---------------
                                                                        3,190,348
                                                                  ---------------

                  MATERIALS & PROCESSING -- 2.7%
          9,300   Alcoa, Inc.                                             348,471
          4,400   Allegheny Technologies, Inc.                             55,880
          3,300   Ashland, Inc.                                           158,103
            566   Eagle Materials, Inc.-Class B *                          31,837
          3,000   Engelhard Corp.                                          87,060
          3,400   Georgia-Pacific Corp.                                   108,970
          3,600   Lafarge North America, Inc.                             148,248
          2,400   Lubrizol Corp.                                           75,024
          5,500   Monsanto Co.                                            181,720
          8,100   Owens-IIlinois, Inc. *                                  108,378
          2,000   Precision Castparts Corp.                                90,300
          2,200   Sealed Air Corp. *                                      109,670
          2,500   Sonoco Products Co.                                      62,375
         10,300   United States Steel Corp.                               378,525
                                                                  ---------------
                                                                        1,944,561
                                                                  ---------------

                  OTHER -- 1.6%
          5,300   Brunswick Corp.                                         208,608
          2,400   FMC Corp. *                                              90,000
         14,800   Honeywell International, Inc.                           518,740
          2,800   Johnson Controls, Inc.                                  163,296

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                       VALUE ($)
---------------------------------------------------------------------------------
                  OTHER -- CONTINUED
            600   Lancaster Colony Corp.                                   25,434
          3,200   Textron, Inc.                                           177,088
                                                                  ---------------
                                                                        1,183,166
                                                                  ---------------

                  OTHER ENERGY -- 1.8%
         32,100   Calpine Corp. *                                         176,871
          6,100   Chesapeake Energy Corp.                                  78,202
          4,100   Devon Energy Corp.                                      232,798
         49,900   EL Paso Corp.                                           371,256
         12,700   Reliant Resources, Inc. *                                96,520
          4,000   Valero Energy Corp.                                     240,000
          9,800   Williams Cos., Inc.                                      92,806
                                                                  ---------------
                                                                        1,288,453
                                                                  ---------------

                  PRODUCER DURABLES -- 6.1%
          7,000   Agilent Technologies, Inc. *                            239,330
          6,100   American Power Conversion Corp.                         137,982
          3,900   American Tower Corp.-Class A *                           43,095
         14,000   Boeing Co. (The)                                        607,180
          3,500   Caterpillar, Inc.                                       265,125
          3,800   Centex Corp.                                            405,840
          3,200   Crane Co.                                               102,848
          4,300   Crown Castle International Corp. *                       51,815
          2,500   Cummins, Inc.                                           123,500
         12,150   D.R. Horton, Inc.                                       386,248
          5,000   Goodrich Corp.                                          147,450
          2,300   KB Home                                                 166,405
          5,000   Lennar Corp.-Class A                                    247,250
          1,700   MDC Holdings, Inc.                                      119,731
          2,600   Northrop Grumman Corp.                                  262,886
          3,000   Polycom, Inc. *                                          66,210
          8,000   Pulte Homes, Inc.                                       422,080
          1,800   Ryland Group, Inc.                                      154,296
          2,600   Steelcase, Inc.-Class A                                  36,660

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                       VALUE ($)
---------------------------------------------------------------------------------
                  PRODUCER DURABLES -- CONTINUED
          4,300   Toll Brothers, Inc. *                                   188,770
         15,800   Xerox Corp. *                                           223,412
                                                                  ---------------
                                                                        4,398,113
                                                                  ---------------

                  TECHNOLOGY -- 7.9%
          1,400   Adaptec, Inc. *                                          12,782
          4,000   Advanced Micro Devices, Inc. *                           60,000
          3,500   Apple Computer, Inc. *                                   83,755
          5,000   Arrow Electronics, Inc. *                               123,000
          8,000   Avaya, Inc. *                                           137,200
          2,500   Avnet, Inc. *                                            58,875
            400   Avocent Corp. *                                          15,468
          2,300   AVX Corp.                                                38,732
          6,900   BMC Software, Inc. *                                    135,240
          4,300   Cadence Design Systems, Inc. *                           66,349
          7,600   Ceridian Corp. *                                        143,868
         13,800   Ciena Corp. *                                            79,074
          9,300   Cisco Systems, Inc. *                                   214,830
         27,100   Computer Associates International, Inc.                 719,776
          3,000   Comverse Technology, Inc. *                              59,160
         48,000   Corning, Inc. *                                         602,400
          3,400   Cypress Semiconductor Corp. *                            73,372
         17,000   Electronic Data Systems Corp.                           325,550
          3,500   EMC Corp., Massachusetts *                               50,120
          2,500   Fairchild Semiconductor International, Inc. *            64,500
          1,100   General Dynamics Corp.                                  101,332
         30,887   Hewlett-Packard Co.                                     701,444
          8,900   Ingram Micro, Inc.-Class A *                            168,922
          1,400   International Rectifier Corp. *                          64,624
          5,200   Maxtor Corp. *                                           53,300
          4,300   Micron Technology, Inc. *                                64,672
         10,700   Motorola, Inc.                                          197,415
          1,800   National Semiconductor Corp. *                           70,848
         15,900   Oracle Corp. *                                          204,792
          3,800   PerkinElmer, Inc.                                        79,192

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                       VALUE ($)
---------------------------------------------------------------------------------
                  TECHNOLOGY -- CONTINUED
          5,200   Rockwell Automation, Inc.                               158,392
          8,000   Sanmina-SCI Corp. *                                     101,520
          3,300   Scientific-Atlanta, Inc.                                109,230
          5,500   Siebel Systems, Inc. *                                   71,830
          9,700   Solectron Corp. *                                        61,983
         17,200   Sun Microsystems, Inc. *                                 91,848
          1,200   Symbol Technologies, Inc.                                20,424
         15,700   Tellabs, Inc. *                                         152,290
          1,300   Texas Instruments, Inc.                                  39,845
          3,200   Vishay Intertechnology, Inc. *                           72,032
                                                                  ---------------
                                                                        5,649,986
                                                                  ---------------

                  UTILITIES -- 14.9%
         16,600   AES Corp. (The) *                                       150,396
          3,300   Allegheny Energy, Inc. *                                 43,527
          2,300   Alliant Energy Corp.                                     59,225
          1,100   Ameren Corp.                                             52,140
          8,100   American Electric Power Co., Inc.                       279,450
         31,791   AT&T Corp.                                              636,774
         16,500   AT&T Wireless Services, Inc. *                          224,070
         42,300   BellSouth Corp.                                       1,165,788
         12,700   Centerpoint Energy, Inc.                                132,842
            900   Citizens Communications Co. *                            11,862
          8,200   CMS Energy Corp. *                                       75,440
          2,600   Consolidated Edison, Inc.                               114,842
          3,500   Constellation Energy Group, Inc.                        139,125
          2,300   Cox Communications, Inc.-Class A *                       74,520
            300   DTE Energy Co.                                           12,138
         16,600   Duke Energy Corp.                                       364,536
          2,300   Duquesne Light Holdings, Inc.                            45,839
         10,100   Edison International                                    233,209
          2,600   Energy East Corp.                                        62,816
            800   FirstEnergy Corp.                                        30,904
            800   FPL Group, Inc.                                          52,520
          2,600   Great Plains Energy, Inc.                                90,090

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

SHARES / UNITS     DESCRIPTION                                       VALUE ($)
---------------------------------------------------------------------------------
                  UTILITIES -- CONTINUED
          1,500   Kinder Morgan, Inc.                                      92,565
          1,300   Nicor, Inc.                                              46,982
          3,000   OGE Energy Corp.                                         77,250
         24,700   PG&E Corp. *                                            695,799
          2,800   Pinnacle West Capital Corp.                             109,452
          3,800   PPL Corp.                                               176,814
          7,500   Public Service Enterprise Group, Inc.                   353,550
          3,300   Puget Energy, Inc.                                       74,250
         94,253   SBC Communications, Inc.                              2,263,015
          7,100   Sempra Energy                                           225,070
         34,100   Sprint Corp.-FON Group                                  604,593
          6,800   TECO Energy, Inc.                                       102,476
            300   Telephone & Data Systems, Inc.                           21,615
          4,600   TXU Corp.                                               129,398
         11,500   UnitedGlobalCom, Inc.-Class A *                         109,135
         32,552   Verizon Communications, Inc.                          1,247,718
          2,000   Wisconsin Energy Corp.                                   64,640
         13,900   Xcel Energy, Inc.                                       242,833
                                                                  ---------------
                                                                       10,689,208
                                                                  ---------------

                  TOTAL COMMON STOCKS (COST $58,843,509)               70,315,604
                                                                  ---------------

                  MUTUAL FUNDS -- 1.0%

        475,223   Merrimac Money Market Fund (a)                          475,223
        248,633   Dreyfus Money Market Fund (a)                           248,633
                                                                  ---------------
                  TOTAL MUTUAL FUNDS (COST $723,856)                      723,856
                                                                  ---------------

                  RIGHTS AND WARRANTS -- 0.0%

                  COMPUTERS & INFORMATION -- 0.0%
            800   Seagate Technology Inc., Rights (b)                           8
                                                                  ---------------

                  TOTAL RIGHTS AND WARRANTS (COST $0)                           8
                                                                  ---------------

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

 PAR VALUE($)     DESCRIPTION                                        VALUE ($)
---------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS -- 5.5%

                  CASH EQUIVALENTS -- 1.7%
      1,224,059   Harris Trust & Savings Bank Eurodollar Time
                    Deposit, 1.01%, due 3/30/04 (a)                     1,224,059
                                                                  ---------------

                  U.S. GOVERNMENT -- 0.2%
        100,000   U.S. Treasury Bill, 1.01%, due 04/22/04                  99,856
                                                                  ---------------

                  REPURCHASE AGREEMENTS -- 3.6%
      2,603,178   Citigroup Global Markets Repurchase
                  Agreement, dated 2/27/04, due 3/01/04, with a
                  maturity value of $2,603,319, and an
                  effective yield of .65%, collateralized by a
                  U.S. Treasury Bill with a rate of .915%,
                  maturity date of 5/20/04, and a market value,
                  including accrued interest of $2,655,502.             2,603,178
                                                                  ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $3,927,093)        3,927,093
                                                                  ---------------

                  TOTAL INVESTMENTS -- 104.2%
                  (Cost $63,494,458)                                   74,966,561

                  Other Assets and Liabilities (net) -- (4.2%)         (3,035,634)
                                                                  ---------------

                  TOTAL NET ASSETS -- 100.0%                      $    71,930,927
                                                                  ===============

                  NOTES TO THE SCHEDULE OF INVESTMENTS:

                  REIT - Real Estate Investment Trust
                  *      Non-income producing security.
                  (a) Represents investment of security lending collateral (Note 2).
                  (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments, at value, including securities on loan of $1,849,670 (cost
  $63,494,458) (Note 2)                                                       $    74,966,561
  Cash                                                                                    185
  Receivable for investments sold                                                   4,185,746
  Dividends and interest receivable                                                   111,396
  Receivable for variation margin on closed futures contracts (Note 2)                  1,258
  Receivable for expenses reimbursed by Manager (Note 3)                                6,741
                                                                              ---------------
    Total assets                                                                   79,271,887
                                                                              ---------------

LIABILITIES:
  Payable for investments purchased                                                   321,061
  Payable upon return of securities loaned (Note 2)                                 1,947,915
  Payable for Fund shares repurchased                                               5,000,000
  Payable to affiliate for (Note 3):
    Management fee                                                                     19,983
    Shareholder service fee                                                             9,083
    Trustees fee                                                                          143
  Accrued expenses                                                                     42,775
                                                                              ---------------
    Total liabilities                                                               7,340,960
                                                                              ---------------
NET ASSETS                                                                    $    71,930,927
                                                                              ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                             $    60,819,091
  Accumulated undistributed net investment income                                     176,685
  Accumulated net realized loss                                                      (536,952)
  Net unrealized appreciation                                                      11,472,103
                                                                              ---------------
                                                                              $    71,930,927
                                                                              ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                            $    71,930,927
                                                                              ===============

SHARES OUTSTANDING:
  Class III                                                                         6,334,682
                                                                              ===============

NET ASSET VALUE PER SHARE:
  Class III                                                                   $         11.36
                                                                              ===============

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:

  Dividends (net of withholding taxes of $105)                                $     1,487,271
  Interest (including securities lending income of $4,031)                              9,832
                                                                              ---------------
    Total income                                                                    1,497,103
                                                                              ---------------

EXPENSES:

  Management fee (Note 3)                                                             219,631
  Shareholder service fee (Note 3) - Class III                                         99,832
  Custodian and transfer agent fees                                                    35,888
  Audit and tax fees                                                                   42,535
  Legal fees                                                                            3,447
  Trustees fees and related expenses (Note 3)                                           1,448
  Registration fees                                                                     6,689
  Miscellaneous                                                                         2,788
                                                                              ---------------
    Total expenses                                                                    412,258
  Fees and expenses reimbursed by Manager (Note 3)                                    (91,347)
                                                                              ---------------
    Net expenses                                                                      320,911
                                                                              ---------------

      Net investment income                                                         1,176,192
                                                                              ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments                                                                     1,000,605
    Closed futures contracts                                                          295,436
                                                                              ---------------

      Net realized gain                                                             1,296,041
                                                                              ---------------

  Change in net unrealized appreciation (depreciation) on:
     Investments                                                                   22,345,780
     Open futures contracts                                                           (13,069)
                                                                              ---------------

      Net unrealized gain                                                          22,332,711
                                                                              ---------------

    Net realized and unrealized gain                                               23,628,752
                                                                              ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $    24,804,944
                                                                              ===============

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                YEAR ENDED        YEAR ENDED
                                                                                FEBRUARY 29,      FEBRUARY 28,
                                                                                   2004              2003
                                                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                       $     1,176,192   $       808,311
  Net realized gain (loss)                                                          1,296,041          (546,050)
  Change in net unrealized appreciation
  (depreciation)                                                                   22,332,711       (11,858,189)
                                                                              ---------------   ---------------

  Net increase (decrease) in net assets from operations                            24,804,944       (11,595,928)
                                                                              ---------------   ---------------

Distributions to shareholders from:
  Net investment income
    Class III                                                                      (1,160,172)         (856,517)
  Net realized gains
    Class III                                                                              --        (1,978,445)
                                                                              ---------------   ---------------

                                                                                   (1,160,172)       (2,834,962)
                                                                              ---------------   ---------------
  Net share transactions (Note 7):

    Class III                                                                     (13,637,016)      (21,268,403)
                                                                              ---------------   ---------------
  Decrease in net assets resulting from net share transactions                    (13,637,016)      (21,268,403)
                                                                              ---------------   ---------------

    Total increase (decrease) in net assets                                        10,007,756       (35,699,293)

NET ASSETS:
  Beginning of period                                                              61,923,171        97,622,464
                                                                              ---------------   ---------------
  End of period (including accumulated undistributed net investment income
    of $176,685 and $171,441, respectively)                                   $    71,930,927   $    61,923,171
                                                                              ===============   ===============

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             YEAR ENDED FEBRUARY 28/29,
                                                          --------------------------------------------------------------
                                                             2004         2003         2002         2001         2000*
                                                          ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     8.05   $    10.73   $    10.84   $     8.79   $    10.00
                                                          ----------   ----------   ----------   ----------   ----------

Income from investment operations:
  Net investment income                                         0.17+        0.15+        0.18+        0.20         0.11+
  Net realized and unrealized gain (loss)                       3.31        (2.36)        0.05         2.06        (1.24)
                                                          ----------   ----------   ----------   ----------   ----------

    Total from investment operations                            3.48        (2.21)        0.23         2.26        (1.13)
                                                          ----------   ----------   ----------   ----------   ----------

Less distributions to shareholders:
  From net investment income                                   (0.17)       (0.15)       (0.20)       (0.14)       (0.08)
  From net realized gains                                         --        (0.32)       (0.14)       (0.07)          --
                                                          ----------   ----------   ----------   ----------   ----------

    Total distributions                                        (0.17)       (0.47)       (0.34)       (0.21)       (0.08)
                                                          ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                            $    11.36   $     8.05   $    10.73   $    10.84   $     8.79
                                                          ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                               43.68%      (21.05)%       2.16%       26.00%      (11.36)%(

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $   71,931   $   61,923   $   97,622   $   50,864   $   38,650
  Net expenses to average daily net assets                      0.48%        0.48%        0.48%        0.48%        0.48%**
  Net investment income to average daily net assets             1.77%        1.56%        1.67%        2.04%        1.94%**
  Portfolio turnover rate                                         65%         114%          61%          89%          26%(
  Fees and expenses reimbursed by the Manager to
    average daily net assets:                                   0.14%        0.15%        0.09%        0.17%        0.25%**

(a) The total return would have been lower had certain expenses not been reimbursed during the periods shown.
* Period from August 2, 1999 (commencement of operations) through February 29, 2000.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
(    Not Annualized.

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 25, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks long-term capital growth through investment in equity securities. The Fund's benchmark is the Russell 1000 Value Index.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION

     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FUTURES CONTRACTS

     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At February 29, 2004, the Fund held no open futures contracts.

     SWAP AGREEMENTS

     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, the Fund had no open swap contracts.

     REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for open repurchase agreement at February 29, 2004.

     SECURITY LENDING

     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund loaned securities having a market value of $1,849,670 collateralized by cash in the amount of $1,947,915 which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid was as follows: ordinary income - $1,160,172 and $1,451,043, respectively and long term capital gains - $0 and $1,383,919, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $470,258 of undistributed ordinary income.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

             ACCUMULATED         ACCUMULATED
          UNDISTRIBUTED NET          NET
           INVESTMENT INCOME     REALIZED LOSS     PAID-IN CAPITAL
         --------------------   ---------------   ------------------
           $  (10,776)            $   9,211           $   1,565

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .33% of the average daily net assets.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $886. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, a significant portion of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $41,558,812 and $54,882,506, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                       GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
      AGGREGATE COST     APPRECIATION       DEPRECIATION      APPRECIATION
     ---------------   ----------------   ----------------   ---------------
     $    64,324,983   $     11,995,387   $     (1,353,809)  $    10,641,578

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 92.6% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's shares outstanding. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, .10% of the Fund was held by two related parties.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             YEAR ENDED                         YEAR ENDED
                                                         FEBRUARY 29, 2004                   FEBRUARY 28, 2003
                                                ---------------------------------   ---------------------------------
     CLASS III:                                      SHARES            AMOUNT            SHARES            AMOUNT
                                                ---------------   ---------------   ---------------   ---------------
     Shares sold                                      1,132,766   $    10,691,859         3,468,670   $    30,846,300
     Shares issued to shareholders
        in reinvestment of distributions                 77,313           743,095           213,208         2,062,934
     Shares repurchased                              (2,568,153)      (25,071,970)       (5,090,081)      (54,177,637)
                                                ---------------   ---------------   ---------------   ---------------
     Net decrease                                    (1,358,074)  $   (13,637,016)       (1,408,203)  $   (21,268,403)
                                                ===============   ===============   ===============   ===============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO INTRINSIC VALUE FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Intrinsic Value Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distribution to shareholders included:
     For taxable, non-corporate shareholders, 99.58% of the Fund's income represents qualified dividend income subject to the 15% rate category.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                                                             PRINCIPAL           FUND           OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)       COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,     POSITION(S)        AND LENGTH OF       DURING PAST        OVERSEEN BY      HELD BY
     AND DOB       HELD WITH TRUST     TIME SERVED          FIVE YEARS          TRUSTEE        TRUSTEE
----------------   ---------------   -----------------   -----------------   -------------   -------------
Jay O. Light       Trustee           Since May 1996      Professor of
c/o GMO Trust                                            Business                 41             *(2)
40 Rowes Wharf                                           Administration
Boston, MA 02110                                         and Senior
DOB: 10/03/1941                                          Associate Dean,
                                                         Harvard
                                                         University.

Donald W.          Trustee           Since               Advisory
Glazer, Esq.                         December 2000       Counsel, Goodwin         41             None
c/o GMO Trust                                            Procter LLP;
40 Rowes Wharf                                           Secretary and
Boston, MA 02110                                         Consultant,
DOB:  07/26/1944                                         Provant, Inc.
                                                         (provider of
                                                         performance
                                                         improvement
                                                         training services
                                                         and products)
                                                         (1998 - present);
                                                         Consultant -
                                                         Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                                                             PRINCIPAL           FUND           OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)       COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,     POSITION(S)        AND LENGTH OF       DURING PAST        OVERSEEN BY      HELD BY
     AND DOB       HELD WITH TRUST     TIME SERVED          FIVE YEARS          TRUSTEE        TRUSTEE
----------------   ---------------   -----------------   -----------------   -------------   -------------
R. Jeremy          Chairman of       Since September     Chairman,
Grantham(3)        the Board of      1985.               Grantham,                 41           None
c/o GMO Trust      Trustees          President from      Mayo, Van
40 Rowes Wharf                       February 2002 -     Otterloo & Co.
Boston, MA 02110                     October 2002;       LLC
DOB:  10/06/1938                     President
                                     Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                TERM OF OFFICE(4)
   NAME, ADDRESS,         POSITION(S) HELD        AND LENGTH OF          PRINCIPAL OCCUPATION(S)
      AND DOB                WITH TRUST            TIME SERVED            DURING PAST FIVE YEARS
----------------------   ------------------   ----------------------   -----------------------------
Scott Eston              President and        President and Chief      Chief Financial Officer
c/o GMO Trust            Chief Executive      Executive Officer        (1997-present), Chief
40 Rowes Wharf           Officer              since October 2002;      Operating Officer (2000 -
Boston, MA 02110                              Vice President from      present) and Member,
DOB:  01/20/1956                              August 1998 -            Grantham, Mayo, Van
                                              October 2002.            Otterloo & Co. LLC.

Susan Randall Harbert    Chief Financial      Chief Financial          Member, Grantham, Mayo, Van
c/o GMO Trust            Officer and          Officer since            Otterloo & Co. LLC.
40 Rowes Wharf           Treasurer            February 2000;
Boston, MA 02110                              Treasurer since
DOB:  04/25/1957                              February 1998.

Brent Arvidson           Assistant            Since September 1998.    Senior Fund Administrator,
c/o GMO Trust            Treasurer                                     Grantham, Mayo, Van
40 Rowes Wharf                                                         Otterloo & Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.   Vice President       Vice President since     General Counsel, Anti-Money
c/o GMO Trust            and Clerk            February 1997; Clerk     Laundering Reporting
40 Rowes Wharf                                since March 2001 -       Officer (July 2002 -
Boston, MA 02110                              present and May 1999     February 2003) and Member,
DOB:  07/20/1965                              - August 1999.           Grantham, Mayo, Van
                                                                       Otterloo & Co. LLC.

Elaine M. Hartnett,      Vice President       Vice President since     Associate General Counsel,
Esq.                     and Secretary        August 1999;             Grantham, Mayo, Van
c/o GMO Trust                                 Secretary since          Otterloo & Co. LLC (June
40 Rowes Wharf                                March 2001.              1999 - present);
Boston, MA 02110                                                       Associate/Junior Partner,
DOB:  02/18/1945                                                       Hale and Dorr LLP (1991 -
                                                                       1999).

Julie Perniola           Vice President       Since February 2003.     Anti-Money Laundering
c/o GMO Trust            and Anti-Money                                Reporting Officer (February
40 Rowes Wharf           Laundering                                    2003 - present) and
Boston, MA 02110         Compliance Officer                            Compliance Officer,
DOB:  10/07/1970                                                       Grantham, Mayo, Van
                                                                       Otterloo & Co. LLC.

William L. Nemerever     Vice President       Vice President since     Member, Grantham, Mayo, Van
c/o GMO Trust                                 February 2004.           Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The Class III shares of the GMO Growth Fund returned +36.9% for the fiscal year ended February 29, 2004, as compared to +37.2% for the Russell 1000 Growth Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

Sector selection hindered portfolio performance for the period. Overweight positions in both health care and energy proved costly, as did an underweight position in producer durables. The portfolio benefited from an overweight position in utilities.

Stock selection was positive for the year, as the portfolio benefited from strong selection in both consumer discretionary and consumer staples securities. The portfolio's overweight position in American Eagle Outfitters, a consumer discretionary stock, contributed to relative performance. Selection within financial services was ineffective for the period.

For the year, the estimate revision momentum stock selection strategy added value, while both the price to intrinsic value and price momentum strategies underperformed.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

GROWTH FUND-III
As Of: 2/29/2004

     DATE                   GMO GROWTH FUND       RUSSELL 1000 GROWTH INDEX
   2/28/1994                   5,000,000                  5,000,000
   3/31/1994                   4,758,455                  4,758,255
   6/30/1994                   4,807,045                  4,708,995
   9/30/1994                   5,196,345                  5,071,450
  12/31/1994                   5,219,240                  5,108,315
   3/31/1995                   5,717,495                  5,594,745
   6/30/1995                   6,236,065                  6,144,445
   9/30/1995                   6,924,055                  6,702,100
  12/31/1995                   7,298,950                  7,007,355
   3/31/1996                   7,609,830                  7,383,655
   6/30/1996                   8,152,015                  7,853,365
   9/30/1996                   8,379,915                  8,136,320
  12/31/1996                   8,787,555                  8,627,630
   3/31/1997                   8,841,355                  8,673,985
   6/30/1997                  10,341,270                 10,314,405
   9/30/1997                  11,726,065                 11,089,650
  12/31/1997                  11,367,070                 11,258,110
   3/31/1998                  13,073,575                 12,963,920
   6/30/1998                  13,557,180                 13,552,495
   9/30/1998                  12,244,645                 12,321,315
  12/31/1998                  15,606,825                 15,615,750
   3/31/1999                  16,509,390                 16,608,345
   6/30/1999                  17,623,935                 17,247,530
   9/30/1999                  17,126,335                 16,615,705
  12/31/1999                  21,699,535                 20,793,620
   3/31/2000                  24,120,745                 22,275,365
   6/30/2000                  23,769,010                 21,673,980
   9/30/2000                  23,678,580                 20,508,310
  12/31/2000                  19,050,010                 16,130,775
   3/31/2001                  14,961,650                 12,759,375
   6/30/2001                  16,358,755                 13,833,040
   9/30/2001                  13,508,450                 11,148,385
  12/31/2001                  15,126,630                 12,836,370
   3/31/2002                  14,928,015                 12,504,255
   6/30/2002                  12,848,705                 10,169,330
   9/30/2002                  10,860,250                  8,639,250
  12/31/2002                  11,710,305                  9,257,155
   3/31/2003                  11,526,455                  9,158,335
   6/30/2003                  13,258,505                 10,468,595
   9/30/2003                  13,586,735                 10,878,195
  12/31/2003                  15,057,575                 12,010,975
   2/29/2004                  15,641,140                 12,334,150

Average Annual Returns
Inception                     12/30/1988

1YR                      5YR             10YR(ITD)
36.93                    0.09             12.08

GROWTH FUND-CLASS M
As Of: 2/29/2004

Average Annual Returns
Inception                      9/11/2002

1YR                      5YR             10YR(ITD)
36.58                    N/A              18.28

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Performance for Class M may vary due to different fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES         DESCRIPTION                                        VALUE ($)
---------------------------------------------------------------------------------
                  COMMON STOCKS -- 98.2%

                  AUTO & TRANSPORTATION -- 2.0%
        100,600   AMR Corp. *                                           1,529,120
         12,300   ArvinMeritor, Inc.                                      277,488
        135,900   Ford Motor Co.                                        1,868,625
         26,900   General Motors Corp.                                  1,294,428
         95,100   Harley-Davidson, Inc.                                 5,051,712
         22,700   Navistar International Corp. *                        1,057,820
         34,350   Paccar, Inc.                                          1,903,333
                                                                  ---------------
                                                                       12,982,526
                                                                  ---------------

                  CONSUMER DISCRETIONARY -- 18.6%
         52,400   Abercrombie & Fitch Co.-Class A *                     1,652,172
         32,800   Advance Auto Parts *                                  1,293,960
         76,500   Amazon.com, Inc. *                                    3,300,975
         18,900   American Eagle Outfitters *                             460,971
         18,400   Apollo Group, Inc.-Class A *                          1,401,160
         56,200   Applebee's International, Inc.                        2,299,142
         25,000   Avon Products, Inc.                                   1,765,000
         65,400   Bed Bath & Beyond, Inc. *                             2,673,552
        124,600   Best Buy Co., Inc.                                    6,634,950
         51,300   BJ's Wholesale Club, Inc. *                           1,218,375
          5,100   Blyth, Inc.                                             173,145
         31,100   Career Education Corp. *                              1,554,689
         17,400   CBRL Group, Inc.                                        660,852
         42,100   CDW Corp.                                             2,912,478
        277,500   Cendant Corp.                                         6,299,250
         36,500   Chico's FAS, Inc. *                                   1,560,375
         36,700   Claire's Stores, Inc.                                   742,074
         49,300   Coach, Inc. *                                         1,953,759
         56,200   Convergys Corp. *                                       913,812
          7,800   Dollar General Corp.                                    170,742
         71,800   Dollar Tree Stores, Inc. *                            2,218,620
         59,600   Federated Department Stores                           3,121,252
         52,600   Gap (The), Inc.                                       1,094,080

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES         DESCRIPTION                                        VALUE ($)
---------------------------------------------------------------------------------
                  CONSUMER DISCRETIONARY -- CONTINUED
         40,700   Gillette Co. (The)                                    1,566,543
         15,100   Harman International Industries, Inc.                 1,177,649
        682,000   Home Depot, Inc.                                     24,763,420
         76,600   InterActiveCorp *                                     2,494,862
         18,300   Kimberly Clark Corp.                                  1,183,644
         83,800   Lowe's Cos., Inc.                                     4,692,800
         37,100   May Department Stores Co. (The)                       1,306,662
        119,900   McDonald's Corp.                                      3,393,170
         28,800   Monster Worldwide, Inc. *                               633,600
         10,700   Nike, Inc.-Class B                                      783,775
         31,900   Nordstrom, Inc.                                       1,248,566
         33,600   Outback Steakhouse, Inc.                              1,625,904
         41,950   Pacific Sunwear of California, Inc. *                 1,005,542
         39,400   Pier 1 Imports, Inc.                                    922,354
         36,500   Rent-A-Center, Inc. *                                 1,186,615
          2,200   Rollins, Inc.                                            51,106
         86,700   Ross Stores, Inc.                                     2,778,735
            600   Russ Berrie & Co., Inc.                                  21,600
         45,300   Sears Roebuck & Co.                                   2,129,553
         24,400   Starbucks Corp. *                                       912,560
          6,700   Starwood Hotels & Resorts Worldwide, Inc.               261,367
         10,900   Tech Data Corp. *                                       441,123
        336,300   Time Warner, Inc. *                                   5,801,175
         17,400   TJX Cos., Inc.                                          409,770
        109,300   VeriSign, Inc. *                                      1,902,913
         25,900   Wal-Mart Stores, Inc.                                 1,542,604
         80,500   XM Satellite Radio Holdings, Inc.-Class A *           1,970,640
        132,300   Yahoo!, Inc. *                                        5,874,120
                                                                  ---------------
                                                                      118,157,757
                                                                  ---------------

                  CONSUMER STAPLES -- 4.0%
        315,984   Altria Group, Inc.                                   18,184,879
         38,200   Coca-Cola Co. (The)                                   1,908,472
          1,100   CVS Corp.                                                41,250
         32,700   Procter & Gamble Co.                                  3,352,077

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES         DESCRIPTION                                        VALUE ($)
---------------------------------------------------------------------------------
                  CONSUMER STAPLES -- CONTINUED
         84,726   Safeway, Inc. *                                       1,937,684
          1,100   Sara Lee Corp.                                           24,002
            600   Weis Markets, Inc.                                       19,476
                                                                  ---------------
                                                                       25,467,840
                                                                  ---------------
                  FINANCIAL SERVICES -- 15.2%
         31,600   Aflac, Inc.                                           1,283,276
         24,400   Allstate Corp. (The)                                  1,113,372
        140,500   AmeriCredit Corp. *                                   2,672,310
         54,200   Bank of America Corp.                                 4,440,064
         76,500   Capital One Financial Corp.                           5,410,080
        137,400   Citigroup, Inc.                                       6,905,724
         21,033   Countrywide Financial Corp.                           1,927,254
        148,000   E*Trade Financial Corp. *                             2,117,880
        247,100   Fannie Mae                                           18,507,790
         15,300   First American Corp.                                    467,415
         60,100   First Data Corp.                                      2,462,898
         35,300   Franklin Resources, Inc.                              1,994,450
        139,300   Freddie Mac                                           8,625,456
          8,800   Golden West Financial Corp.                           1,015,696
         21,800   Goldman Sachs Group, Inc.                             2,307,966
         29,500   Hartford Financial Services Group, Inc.               1,932,250
        200,600   JP Morgan Chase & Co.                                 8,228,612
         10,900   Legg Mason, Inc.                                      1,028,306
         12,500   Lehman Brothers Holdings, Inc.                        1,083,875
        290,400   MBNA Corp.                                            7,936,632
         56,200   Merrill Lynch & Co., Inc.                             3,440,002
         15,300   Moody's Corp.                                         1,022,958
         13,600   Progressive Corp. (The)                               1,124,176
        213,800   Providian Financial Corp. *                           2,764,434
         29,000   SEI Investments Co.                                   1,035,590
         23,100   State Street Corp.                                    1,241,163
         16,800   T. Rowe Price Group, Inc.                               883,512
         76,800   Wachovia Corp.                                        3,684,096
                                                                  ---------------
                                                                       96,657,237
                                                                  ---------------

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES         DESCRIPTION                                        VALUE ($)
---------------------------------------------------------------------------------
                  HEALTH CARE -- 20.1%
         15,900   Aetna, Inc.                                           1,284,561
         42,200   AmerisourceBergen Corp.                               2,448,866
        139,200   Amgen, Inc. *                                         8,843,376
         20,000   Anthem, Inc. *                                        1,719,000
         78,300   Baxter International, Inc.                            2,280,096
         10,400   Biomet, Inc.                                            405,392
         19,000   Boston Scientific Corp. *                               776,150
         91,500   Cardinal Health, Inc.                                 5,968,545
         24,700   Coventry Health Care, Inc. *                          1,076,179
        118,700   Genentech, Inc. *                                    12,806,543
        116,600   Guidant Corp.                                         7,945,124
         93,400   Health Management Associates, Inc.-Class A            2,081,886
         47,400   Health Net, Inc. *                                    1,308,240
         24,300   Icos Corp. *                                            930,204
         63,100   ImClone Systems, Inc. *                               2,648,938
         25,500   Inamed Corp. *                                        1,221,450
         19,800   Invitrogen Corp. *                                    1,459,260
        146,664   Johnson & Johnson                                     7,906,656
         61,100   Lincare Holdings, Inc. *                              1,975,974
         20,800   Martek Biosciences Corp. *                            1,236,768
         38,400   Medco Health Solutions, Inc. *                        1,254,144
        266,800   Merck & Co., Inc.                                    12,827,744
        158,100   Millennium Pharmaceuticals, Inc. *                    2,815,761
         22,200   Patterson Dental Co. *                                1,504,494
        807,376   Pfizer, Inc.                                         29,590,330
        200,300   Schering-Plough Corp.                                 3,597,388
         40,400   Sepracor, Inc. *                                      1,148,168
         31,600   Stryker Corp.                                         2,803,868
        107,700   Tenet Healthcare Corp. *                              1,294,554
         53,550   UnitedHealth Group, Inc.                              3,320,100
         13,300   WellPoint Health Networks *                           1,446,641
                                                                  ---------------
                                                                      127,926,400
                                                                  ---------------

                  INTEGRATED OILS -- 0.9%
         18,600   ChevronTexaco Corp.                                   1,643,310
         92,900   Exxon Mobil Corp.                                     3,917,593
                                                                  ---------------
                                                                        5,560,903
                                                                  ---------------

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES         DESCRIPTION                                        VALUE ($)
---------------------------------------------------------------------------------
                  MATERIALS & PROCESSING -- 1.1%
         61,000   Alcoa, Inc.                                           2,285,670
         13,000   American Standard Cos., Inc. *                        1,416,480
         46,700   Freeport-McMoran Copper & Gold, Inc.-Class B          1,991,755
         12,000   Georgia-Pacific Corp.                                   384,600
         23,600   Monsanto Co.                                            779,744
                                                                  ---------------
                                                                        6,858,249
                                                                  ---------------

                  OTHER -- 1.7%
         27,900   3M Co.                                                2,176,758
         17,500   Fortune Brands, Inc.                                  1,250,900
        173,800   General Electric Co.                                  5,651,976
         47,000   Honeywell International, Inc.                         1,647,350
                                                                  ---------------
                                                                       10,726,984
                                                                  ---------------

                  OTHER ENERGY -- 0.3%
          8,100   Enron Corp. *(a)                                            575
         15,600   Pogo Producing Co.                                      707,772
        132,700   Williams Cos., Inc.                                   1,256,669
                                                                  ---------------
                                                                        1,965,016
                                                                  ---------------

                  PRODUCER DURABLES -- 5.5%
        134,600   Agilent Technologies, Inc. *                          4,601,974
        155,900   American Tower Corp.-Class A *                        1,722,695
        258,000   Applied Materials, Inc. *                             5,479,920
         56,700   Boeing Co. (The)                                      2,459,079
         28,300   Caterpillar, Inc.                                     2,143,725
        129,700   Crown Castle International Corp. *                    1,562,885
        117,750   D.R. Horton, Inc.                                     3,743,273
         13,300   Danaher Corp.                                         1,192,079
            600   HON Industries, Inc.                                     22,662
         11,800   Illinois Tool Works, Inc.                               938,336
         41,600   KLA-Tencor Corp. *                                    2,196,480
         54,800   Lam Research Corp. *                                  1,401,236
         34,400   Lennar Corp.-Class A                                  1,701,080
         15,300   Lexmark International, Inc. *                         1,259,037

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES         DESCRIPTION                                        VALUE ($)
---------------------------------------------------------------------------------
                  PRODUCER DURABLES -- CONTINUED
         17,700   Polycom, Inc. *                                         390,639
         15,200   Ryland Group, Inc.                                    1,302,944
         59,100   Teradyne, Inc. *                                      1,456,815
            800   United Industrial Corp.                                  13,944
         45,200   Waters Corp. *                                        1,669,688
                                                                  ---------------
                                                                       35,258,491
                                                                  ---------------

                  TECHNOLOGY -- 26.5%
         38,300   Adaptec, Inc. *                                         349,679
         39,100   Adobe Systems, Inc.                                   1,456,084
         41,100   Adtran, Inc.                                          1,338,216
         95,700   Altera Corp. *                                        2,113,056
         57,900   Amkor Technology, Inc. *                                895,713
         62,700   Analog Devices, Inc.                                  3,128,730
        147,300   Avaya, Inc. *                                         2,526,195
         59,800   Broadcom Corp.-Class A *                              2,426,684
        641,800   Cisco Systems, Inc. *                                14,825,580
         11,000   Cognizant Technology Solutions Corp. *                  521,840
        121,600   Computer Associates International, Inc.               3,229,696
        206,100   Compuware Corp. *                                     1,615,824
         53,000   Comverse Technology, Inc. *                           1,045,160
        459,200   Corning, Inc. *                                       5,762,960
         78,200   Cypress Semiconductor Corp. *                         1,687,556
        170,300   Dell, Inc. *                                          5,560,295
         42,800   Electronic Data Systems Corp.                           819,620
        409,400   EMC Corp., Massachusetts *                            5,862,608
          1,400   General Dynamics Corp.                                  128,968
      1,118,708   Intel Corp.                                          32,699,835
         85,800   International Business Machines Corp.                 8,279,700
         19,100   International Rectifier Corp. *                         881,656
         35,300   Intersil Corp.-Class A                                  832,727
        204,400   Juniper Networks, Inc. *                              5,287,828
         39,900   Linear Technology Corp.                               1,595,601
         23,900   Maxtor Corp. *                                          244,975
        815,300   Microsoft Corp.                                      21,605,450

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES         DESCRIPTION                                        VALUE ($)
---------------------------------------------------------------------------------
                  TECHNOLOGY -- CONTINUED
         79,300   Motorola, Inc.                                        1,463,085
         68,700   National Semiconductor Corp. *                        2,704,032
          1,200   NCR Corp. *                                              53,712
         68,800   Network Appliance, Inc. *                             1,490,208
        605,500   Oracle Corp. *                                        7,798,840
         31,200   PerkinElmer, Inc.                                       650,208
        106,200   PMC-Sierra, Inc. *                                    2,113,380
          2,200   ProcureNet, Inc. *(b)                                        --
         64,200   Sandisk Corp. *                                       1,628,112
        165,800   Sanmina-SCI Corp. *                                   2,104,002
         62,300   Scientific-Atlanta, Inc.                              2,062,130
         92,000   Siebel Systems, Inc. *                                1,201,520
        101,100   Sonus Networks, Inc. *                                  599,523
         15,500   Symantec Corp. *                                        637,670
        145,400   Tellabs, Inc. *                                       1,410,380
        270,500   Texas Instruments, Inc.                               8,290,825
         25,800   Utstarcom, Inc. *                                       854,780
        129,800   Veritas Software Corp. *                              3,948,516
        154,200   Vitesse Semiconductor Corp. *                         1,232,058
         41,900   Xilinx, Inc. *                                        1,761,476
                                                                  ---------------
                                                                      168,726,693
                                                                  ---------------

                  UTILITIES -- 2.3%
        215,100   AES Corp. (The) *                                     1,948,806
        248,700   AT&T Wireless Services, Inc. *                        3,377,346
         65,100   Citizens Communications Co. *                           858,018
         30,100   Edison International                                    695,009
        149,900   Nextel Communications, Inc.-Class A *                 3,970,851
         74,600   PG&E Corp. *                                          2,101,482
         11,700   UGI Corp.                                               387,270
         87,300   Xcel Energy, Inc.                                     1,525,131
                                                                  ---------------
                                                                       14,863,913
                                                                  ---------------

                  TOTAL COMMON STOCKS (COST $553,480,225)             625,152,009
                                                                  ---------------

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES /
  PAR VALUE ($)   DESCRIPTION                                        VALUE ($)
---------------------------------------------------------------------------------
                  MUTUAL FUNDS -- 1.4%

      3,117,829   Dreyfus Money Market Fund (c)                         3,117,829
      5,959,228   Merrimac Money Market Fund (c)                        5,959,228
                                                                  ---------------

                  TOTAL MUTUAL FUNDS (COST $9,077,057)                  9,077,057
                                                                  ---------------

                  SHORT-TERM INVESTMENTS -- 7.7%

                  CASH EQUIVALENTS -- 2.4%
     15,349,528   Harris Trust & Savings Bank Eurodollar
                  Time Deposit, 1.01%, due 3/30/04(c)                  15,349,528
                                                                  ---------------

                  U.S. GOVERNMENT -- 0.2%
      1,000,000   U.S. Treasury Bill, 1.01%, due 04/22/04 (d)             998,555
                                                                  ---------------

                  REPURCHASE AGREEMENTS -- 5.1%
     32,353,896   Citigroup Global Markets Repurchase
                  Agreement, dated 2/27/04, due 3/01/04, with
                  a maturity value of $32,355,649, and an
                  effective yield of 0.65%, collateralized by
                  a U.S. Treasury Bill with a rate of 0.915%,
                  maturity date of 05/20/04, and a market
                  value, including accrued interest of
                  $33,004,211.                                         32,353,896

        396,337   Morgan Stanley Repurchase Agreement, dated
                  2/27/04, due 3/01/04, with a maturity value
                  of $396,360, and an effective yield of
                  0.70%, collateralized by a U.S. Treasury
                  Bond with a rate of 8.875%, maturity date of
                  8/15/17, and a market value, including
                  accrued interest of $404,303.                           396,337
                                                                  ---------------
                                                                       32,750,233
                                                                  ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $49,098,316)      49,098,316
                                                                  ---------------

                  TOTAL INVESTMENTS -- 107.3%
                  (Cost $611,655,598)                                 683,327,382

                  Other Assets and Liabilities (net) -- (7.3%)        (46,262,435)
                                                                  ---------------

                  TOTAL NET ASSETS -- 100.0%                      $   637,064,947
                                                                  ===============

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

                  NOTES TO THE SCHEDULE OF INVESTMENTS:

                  *     Non-income producing security.

                  (a)   Bankrupt issuer.

                  (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).

                  (c) Represents investment of security lending collateral (Note 2).

                  (d) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 8).

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:

    Investments, at value, including securities on loan of $23,387,170 (cost
    $611,655,598) (Note 2)                                                               $  683,327,382
    Cash                                                                                          3,598
    Receivable for investments sold                                                          19,171,259
    Receivable for Fund shares sold                                                             262,146
    Dividends and interest receivable                                                           481,949
    Receivable for variation margin on open futures contracts
    (Notes 2 and 8)                                                                              88,147
    Receivable for expenses reimbursed by Manager (Note 3)                                       21,644
                                                                                         --------------

        Total assets                                                                        703,356,125
                                                                                         --------------

LIABILITIES:
    Payable for investments purchased                                                        31,946,052
    Payable upon return of securities loaned (Note 2)                                        24,426,585
    Payable for Fund shares repurchased                                                       9,529,244
    Payable to affiliate for (Note 3):
        Management fee                                                                          164,025
        Shareholder service fee                                                                  52,265
        12b-1 fee - Class M                                                                      56,362
        Administration fee - Class M                                                             29,723
        Trustees fee                                                                                978
    Accrued expenses                                                                             85,944
                                                                                         --------------

        Total liabilities                                                                    66,291,178
                                                                                         --------------
NET ASSETS                                                                               $  637,064,947
                                                                                         ==============

NET ASSETS CONSIST OF:

    Paid-in capital                                                                      $  586,354,248
    Accumulated net realized loss                                                           (20,938,961)
    Net unrealized appreciation                                                              71,649,660
                                                                                         --------------
                                                                                         $  637,064,947
                                                                                         ==============

NET ASSETS ATTRIBUTABLE TO:

    Class III shares                                                                     $  437,199,517
                                                                                         ==============
    Class M shares                                                                       $  199,865,430
                                                                                         ==============

SHARES OUTSTANDING:

    Class III                                                                                22,975,931
                                                                                         ==============
    Class M                                                                                  10,536,437
                                                                                         ==============
NET ASSET VALUE PER SHARE:

    Class III                                                                            $        19.03
                                                                                         ==============
    Class M
                                                                                         $        18.97
                                                                                         ==============

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:

    Dividends (net of withholding taxes of $1,147)                                       $    4,628,272
    Interest (including securities lending income of $32,761)                                    83,952
                                                                                         --------------

          Total income                                                                        4,712,224
                                                                                         --------------

EXPENSES:
    Management fee (Note 3)                                                                   1,423,641
    Shareholder service fee (Note 3) - Class III                                                523,131
    12b-1 fee (Note 3) - Class M                                                                206,631
    Administration fee (Note 3) - Class M                                                       165,305
    Custodian and transfer agent fees                                                           103,616
    Audit and tax fees                                                                           44,921
    Legal fees                                                                                   21,386
    Trustees fees and related expenses (Note 3)                                                   9,344
    Registration fees                                                                            51,817
    Miscellaneous                                                                                11,747
                                                                                         --------------
          Total expenses                                                                      2,561,539
    Fees and expenses reimbursed by Manager (Note 3)                                           (233,487)
                                                                                         --------------
         Net expenses                                                                         2,328,052
                                                                                         --------------

            Net investment income                                                             2,384,172
                                                                                         --------------

REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain on:
         Investments                                                                         32,560,485
         Closed futures contracts                                                             3,229,562
                                                                                         --------------

            Net realized gain                                                                35,790,047
                                                                                         --------------
    Change in net unrealized appreciation (depreciation) on:
         Investments                                                                         95,234,712
         Open futures contracts                                                                 (22,290)
                                                                                         --------------

            Net unrealized gain                                                              95,212,422
                                                                                         --------------

          Net realized and unrealized gain                                                  131,002,469
                                                                                         --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $  133,386,641
                                                                                         ==============

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     YEAR ENDED
                                                                  YEAR ENDED        FEBRUARY 28,
                                                              FEBRUARY 29, 2004        2003
                                                              -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:

    Net investment income                                     $       2,384,172   $         994,016
    Net realized gain (loss)                                         35,790,047         (13,874,093)
    Change in net unrealized appreciation (depreciation)             95,212,422         (17,285,444)
                                                              -----------------   -----------------
    Net increase (decrease) in net assets from
     operations                                                     133,386,641         (30,165,521)
                                                              -----------------   -----------------

Distributions to shareholders from:

    Net investment income
      Class III                                                      (2,827,789)           (676,350)
      Class M                                                          (434,159)            (53,573)
                                                              -----------------   -----------------
        Total distributions from net investment
         income                                                      (3,261,948)           (729,923)
                                                              -----------------   -----------------

    Net realized gains
      Class III                                                      (8,019,206)                 --
      Class M                                                        (1,698,158)                 --
                                                              -----------------   -----------------
        Total distributions from net realized
         gains                                                       (9,717,364)                 --
                                                              -----------------   -----------------

                                                                    (12,979,312)           (729,923)
                                                              -----------------   -----------------
    Net share transactions (Note 7):
      Class III                                                      37,594,845         216,475,101
      Class M                                                       156,705,819          20,471,432
                                                              -----------------   -----------------
    Increase in net assets resulting from net
     share transactions                                             194,300,664         236,946,533
                                                              -----------------   -----------------

      Total increase in net assets                                  314,707,993         206,051,089

NET ASSETS:

    Beginning of period                                             322,356,954         116,305,865
                                                              -----------------   -----------------
    End of period (including accumulated
      undistributed net investment income of $0
      and $360,430, respectively)                             $     637,064,947   $     322,356,954
                                                              =================   =================

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                YEAR ENDED FEBRUARY 28/29,
                                                          ------------------------------------------------------------------
                                                             2004          2003          2002          2001*         2000*
                                                          ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    14.29    $    18.23    $    21.19    $    54.45    $    45.54
                                                          ----------    ----------    ----------    ----------    ----------

Income from investment operations:
    Net investment income                                       0.10          0.10          0.10          0.14          0.22
    Net realized and unrealized gain (loss)                     5.14         (3.94)        (2.97)       (10.78)        18.84
                                                          ----------    ----------    ----------    ----------    ----------

      Total from investment operations                          5.24         (3.84)        (2.87)       (10.64)        19.06
                                                          ----------    ----------    ----------    ----------    ----------
Less distributions to shareholders:
    From net investment income                                 (0.14)        (0.10)        (0.09)        (0.15)        (0.26)
    From net realized gains                                    (0.36)           --            --        (22.47)        (9.89)
                                                          ----------    ----------    ----------    ----------    ----------

      Total distributions                                      (0.50)        (0.10)        (0.09)       (22.62)       (10.15)
                                                          ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                            $    19.03    $    14.29    $    18.23    $    21.19    $    54.45
                                                          ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                               36.93%       (21.13)%      (13.57)%      (25.76)%       45.24%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)                     $  437,200    $  302,051    $  116,306    $  114,988    $  204,662
    Net expenses to average daily net assets                    0.48%         0.48%         0.48%         0.48%         0.48%
    Net investment income to average daily net assets           0.62%         0.72%         0.54%         0.27%         0.50%
    Portfolio turnover rate                                       97%           72%          101%          111%           48%
    Fees and expenses reimbursed by
      the Manager to average daily net
      assets:                                                   0.05%         0.09%         0.07%         0.07%         0.06%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
* Amounts were restated to reflect a 1:11 reverse stock split effective March 16, 2001.

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      YEAR ENDED FEBRUARY 28/29,
                                                                    -----------------------------
                                                                        2004           2003 (b)
                                                                    ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $      14.25     $      15.27
                                                                    ------------     ------------
Income from investment operations:
      Net investment income                                                 0.09             0.04
      Net realized and unrealized gain (loss)                               5.09            (1.01)
                                                                    ------------     ------------

          Total from investment operations                                  5.18            (0.97)
                                                                    ------------     ------------

Less distributions to shareholders:
      From net investment income                                           (0.10)           (0.05)
      From net realized gains                                              (0.36)              --
                                                                    ------------     ------------

          Total distributions                                              (0.46)           (0.05)
                                                                    ------------     ------------
NET ASSET VALUE, END OF PERIOD                                      $      18.97     $      14.25
                                                                    ============     ============

TOTAL RETURN (a)                                                           36.58%           (6.31)%**

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)                             $    199,865     $     20,306
      Net expenses to average daily net assets                              0.78%            0.78%*
      Net investment income to average daily net assets                     0.29%            0.51%*
      Portfolio turnover rate                                                 97%              72%
      Fees and expenses reimbursed by the
        Manager to average daily net assets:                                0.05%            0.09%*

(a) The total return would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Period from September 11, 2002 (commencement of operations) through February 28, 2003.
*    Annualized.
**   Not Annualized.

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks long-term growth of capital. The Fund's benchmark is the Russell 1000 Growth Index.

     Throughout the year ended February 29, 2004, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administrative fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the level of fees borne by the classes.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION

     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FUTURES CONTRACTS

     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 8 for all open futures contracts as of February 29, 2004.

     SWAP AGREEMENTS

     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, the Fund held no open swap agreements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for open repurchase agreements as of February 29, 2004.

     SECURITY LENDING

     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund loaned securities having a market value of $23,387,170 collateralized by cash in the amount of $24,426,585 which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income were $12,979,312 and $729,923, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $19,875,575 and $3,775,810 of undistributed ordinary income and undistributed long-term capital gains, respectively.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     At February 29, 2004, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $29,677,991, $10,843,791, and $782,016, expiring in 2010, 2011 and 2012, respectively.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

          ACCUMULATED                 ACCUMULATED
       UNDISTRIBUTED NET           UNDISTRIBUTED NET
       INVESTMENT INCOME             REALIZED GAIN               PAID-IN CAPITAL
       -----------------           -----------------             ---------------
          $ 517,346                    $ (517,347)                     $ 1

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class' operations.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of .20% of the average daily Class M net assets for support services provided to Class M shareholders.

     Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of .25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class III only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $5,902. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $588,257,879 and $407,618,188, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                              GROSS UNREALIZED       GROSS UNREALIZED       NET UNREALIZED
        AGGREGATE COST          APPRECIATION           DEPRECIATION          APPRECIATION
        --------------        ----------------       ----------------       --------------
        $ 614,964,270           $ 74,287,516           $ (5,924,404)         $ 68,363,112

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 52.9% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, .01% of the Fund was held by one related party.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                      YEAR ENDED                    YEAR ENDED
                                                   FEBRUARY 29, 2004             FEBRUARY 28, 2003
                                               --------------------------    --------------------------
     CLASS III:                                  SHARES        AMOUNT          SHARES         AMOUNT
                                               ----------   -------------    ----------   -------------
     Shares sold                                4,941,266   $  89,848,240    15,300,314   $ 224,944,617
     Shares issued to shareholders
        in reinvestment of distributions          577,098      10,293,178        35,730         556,653
     Shares repurchased                        (3,682,608)    (62,546,573)     (574,513)     (9,026,169)
                                               ----------   -------------    ----------   -------------
     Net increase                               1,835,756   $  37,594,845    14,761,531   $ 216,475,101
                                               ==========   =============    ==========   =============

                                                      YEAR ENDED                    YEAR ENDED
                                                   FEBRUARY 29, 2004             FEBRUARY 28, 2003
                                               --------------------------    --------------------------
     CLASS M:                                    SHARES        AMOUNT          SHARES         AMOUNT
                                               ----------   -------------    ----------   -------------
     Shares sold                                9,595,449   $ 164,701,580     1,537,897   $  22,128,809
     Shares issued to shareholders
        in reinvestment of distributions          119,910       2,132,317         3,862          53,573
     Shares repurchased                          (603,850)    (10,128,078)     (116,831)     (1,710,950)
                                                ---------   -------------    ----------   -------------
     Net increase                               9,111,509   $ 156,705,819     1,424,928   $  20,471,432
                                                =========   =============    ==========   =============

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

     FUTURES CONTRACTS

      NUMBER OF                                                   CONTRACT      NET UNREALIZED
      CONTRACTS               TYPE                   DATE           VALUE        DEPRECIATION
     ------------   --------------------------   ------------    ------------   --------------
        Buys

         10         S&P 500                       March 2004     $ 2,861,500      $ (22,124)
                                                                                  =========

     At February 29, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Growth Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions to shareholders included:
    $10,279,276 from short-term capital gains.

    For taxable, non-corporate shareholders, 100% of the Fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

    For corporate shareholders, 13.29% of the Fund's income and short-term capital gains qualified for the dividends-received deduction.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                             PRINCIPAL            FUND             OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)         COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)       AND LENGTH OF     DURING PAST FIVE      OVERSEEN BY        HELD BY
     AND DOB       HELD WITH TRUST      TIME SERVED           YEARS              TRUSTEE          TRUSTEE
----------------   ---------------   -----------------   -----------------    -------------    -------------
Jay O. Light       Trustee           Since May 1996      Professor of
c/o GMO Trust                                            Business                  41              *(2)
40 Rowes Wharf                                           Administration
Boston, MA                                               and Senior
02110                                                    Associate Dean,
DOB: 10/03/1941                                          Harvard
                                                         University.

Donald W.          Trustee           Since               Advisory Counsel,
Glazer, Esq.                         December 2000       Goodwin Procter           41              None
c/o GMO Trust                                            LLP; Secretary
40 Rowes Wharf                                           and Consultant,
Boston, MA                                               Provant, Inc.
02110                                                    (provider of
DOB:  07/26/1944                                         performance
                                                         improvement
                                                         training services
                                                         and products)
                                                         (1998 - present);
                                                         Consultant -
                                                         Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                             PRINCIPAL            FUND             OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)         COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)       AND LENGTH OF     DURING PAST FIVE      OVERSEEN BY        HELD BY
     AND DOB       HELD WITH TRUST      TIME SERVED           YEARS              TRUSTEE          TRUSTEE
----------------   ---------------   -----------------   -----------------    -------------    -------------
R. Jeremy          Chairman of       Since September     Chairman,
Grantham(3)        the Board of      1985.               Grantham, Mayo,           41              None
c/o GMO Trust      Trustees          President from      Van Otterloo &
40 Rowes Wharf                       February 2002 -     Co. LLC
Boston, MA                           October 2002;
02110                                President
DOB:  10/06/1938                     Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                               TERM OF OFFICE(4)
 NAME, ADDRESS, AND      POSITION(S) HELD        AND LENGTH OF         PRINCIPAL OCCUPATION(S)
       DOB                  WITH TRUST            TIME SERVED           DURING PAST FIVE YEARS
---------------------   -------------------   -------------------     --------------------------
Scott Eston             President and Chief   President and Chief     Chief Financial Officer
c/o GMO Trust           Executive Officer     Executive Officer       (1997-present), Chief
40 Rowes Wharf                                since October 2002;     Operating Officer
Boston, MA 02110                              Vice President from     (2000 - present) and
DOB:  01/20/1956                              August 1998 - October   Member, Grantham, Mayo,
                                              2002.                   Van Otterloo & Co. LLC.

Susan Randall Harbert   Chief Financial       Chief Financial         Member, Grantham, Mayo,
c/o GMO Trust           Officer and           Officer since           Van Otterloo & Co. LLC.
40 Rowes Wharf          Treasurer             February 2000;
Boston, MA 02110                              Treasurer since
DOB:  04/25/1957                              February 1998.

Brent Arvidson          Assistant Treasurer   Since September 1998.   Senior Fund Administrator,
c/o GMO Trust                                                         Grantham, Mayo, Van
40 Rowes Wharf                                                        Otterloo & Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer,       Vice President        Vice President since    General Counsel, Anti-Money
Esq.                    and Clerk             February 1997; Clerk    Laundering Reporting
c/o GMO Trust                                 since March 2001 -      Officer (July 2002 -
40 Rowes Wharf                                present and May 1999    February 2003) and Member,
Boston, MA 02110                              - August 1999.          Grantham, Mayo, Van
DOB:  07/20/1965                                                      Otterloo & Co. LLC.

Elaine M. Hartnett,     Vice President        Vice President since    Associate General Counsel,
Esq.                    and Secretary         August 1999;            Grantham, Mayo, Van
c/o GMO Trust                                 Secretary since March   Otterloo & Co. LLC (June
40 Rowes Wharf                                2001.                   1999 - present);
Boston, MA 02110                                                      Associate/Junior Partner,
DOB:  02/18/1945                                                      Hale and Dorr LLP
                                                                      (1991 - 1999).

Julie Perniola          Vice President        Since February 2003.    Anti-Money Laundering
c/o GMO Trust           and Anti-Money                                Reporting Officer (February
40 Rowes Wharf          Laundering                                    2003 - present) and
Boston, MA 02110        Compliance Officer                            Compliance Officer,
DOB:  10/07/1970                                                      Grantham, Mayo, Van
                                                                      Otterloo & Co. LLC.

William L. Nemerever    Vice President        Vice President since    Member, Grantham, Mayo, Van
c/o GMO Trust                                 February 2004.          Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Small Cap Value Fund returned +61.1% for the fiscal year ended February 29, 2004, as compared to +61.4% for the Russell 2500 Value Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

Sector selection added to relative performance for the period. Overweight positions in producer durables and consumer discretionary stocks, and an underweight position in utilities all benefited the portfolio. Detractors included underweight positions in both health care and technology.

Stock selection within sectors had mixed results for the year. Selection within technology was ineffective, as was the case with consumer discretionary stocks. Meanwhile, selections in financial services and producer durables were strong performers for the period.

For the year, all three of the portfolio's stock selection strategies - price to intrinsic value, price to normalized earnings, and price momentum - added value.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

SMALL CAP VALUE FUND-III
As Of: 2/29/2004

        DATE              GMO SMALL CAP VALUE FUND       RUSSELL 2500 VALUE INDEX     RUSSELL 2500 VALUE + INDEX*
      2/28/1994                   4,975,000                     5,000,000                      5,000,000
      3/31/1994                   4,769,880                     4,756,495                      4,799,400
      6/30/1994                   4,616,540                     4,588,485                      4,753,620
      9/30/1994                   5,025,915                     4,921,815                      4,982,565
     12/31/1994                   5,003,310                     4,817,120                      4,812,545
      3/31/1995                   5,308,855                     5,173,010                      5,113,985
      6/30/1995                   5,677,240                     5,634,240                      5,568,450
      9/30/1995                   6,225,890                     6,175,560                      6,013,520
     12/31/1995                   6,367,970                     6,344,310                      6,244,730
      3/31/1996                   6,748,715                     6,715,665                      6,527,030
      6/30/1996                   6,978,125                     6,995,270                      6,727,330
      9/30/1996                   7,161,495                     7,152,860                      6,935,955
     12/31/1996                   7,651,635                     7,550,900                      7,631,405
      3/31/1997                   7,592,165                     7,611,690                      7,693,290
      6/30/1997                   8,766,285                     8,690,270                      8,783,695
      9/30/1997                  10,042,990                     9,771,570                      9,877,185
     12/31/1997                   9,926,025                    10,049,490                     10,157,000
      3/31/1998                  11,032,135                    11,008,480                     11,126,250
      6/30/1998                  10,659,210                    10,613,380                     10,727,885
      9/30/1998                   8,707,445                     8,864,735                      8,960,990
     12/31/1998                   9,929,195                     9,855,535                      9,961,690
      3/31/1999                   8,964,070                     9,066,130                      9,164,550
      6/30/1999                  10,599,245                    10,517,880                     10,632,710
      9/30/1999                   9,648,535                     9,608,310                      9,714,000
     12/31/1999                  10,222,180                    10,000,610                     10,110,400
      3/31/2000                  10,504,115                    10,468,025                     10,582,100
      6/30/2000                  10,435,865                    10,405,295                     10,519,170
      9/30/2000                  11,276,735                    11,121,565                     11,243,470
     12/31/2000                  12,165,575                    12,079,650                     12,212,055
      3/31/2001                  11,962,960                    11,840,675                     11,971,160
      6/30/2001                  13,075,480                    13,027,605                     13,171,165
      9/30/2001                  11,541,415                    11,400,880                     11,526,510
     12/31/2001                  13,371,090                    13,255,440                     13,401,505
      3/31/2002                  14,680,340                    14,383,320                     14,541,810
      6/30/2002                  14,074,145                    13,881,115                     14,034,075
      9/30/2002                  11,300,000                    11,330,435                     11,455,290
     12/31/2002                  11,835,775                    11,946,475                     12,078,120
      3/31/2003                  11,376,135                    11,377,070                     11,502,445
      6/30/2003                  14,017,445                    13,798,370                     13,950,425
      9/30/2003                  14,792,475                    14,871,020                     15,034,900
     12/31/2003                  17,192,400                    17,314,155                     17,504,960
      2/29/2004                  18,073,630                    18,237,890                     18,438,875

Average Annual Returns
Inception                        12/31/1991

1YR                   5YR                   10YR(ITD)
59.53                14.78                   13.71

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 50 bp on the purchase and 50 bp on the redemption. Transaction fees are retained by the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

* The Russell 2500 Value + Index is comprised of the Russell 2500 Index from 12/31/91 to 12/31/96 and the Russell 2500 Value Index from 12/31/96 to the present.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 98.1%

                  AUTO & TRANSPORTATION -- 5.8%
         17,900   American Axle & Manufacturing Holdings, Inc. *                     680,379
         36,200   AMR Corp. *                                                        550,240
          7,025   Arctic Cat, Inc.                                                   177,451
         44,750   ArvinMeritor, Inc.                                               1,009,560
         37,000   Atlantic Coast Airlines Holdings, Inc. *                           269,730
          5,500   Bandag, Inc.                                                       264,550
          6,800   BorgWarner, Inc.                                                   613,360
         23,000   Continental Airlines, Inc.-Class B *                               336,950
         25,500   Cooper Tire & Rubber Co.                                           508,725
         72,300   Dana Corp.                                                       1,546,497
         16,500   Dura Automotive Systems, Inc. *                                    211,200
         45,900   Goodyear Tire & Rubber Co. (The) *                                 386,478
         29,900   Lear Corp.                                                       1,842,737
          5,600   Navistar International Corp. *                                     260,960
         26,500   Northwest Airlines Corp.-Class A *                                 287,260
          5,950   Old Dominion Freight Line, Inc. *                                  198,789
          8,800   Skywest, Inc.                                                      170,280
          6,200   Superior Industries International, Inc.                            212,040
          6,800   USF Corp.                                                          240,380
         23,500   Visteon Corp.                                                      237,350
          6,400   Winnebago Industries, Inc.                                         427,456
                                                                             ---------------
                                                                                  10,432,372
                                                                             ---------------
                  CONSUMER DISCRETIONARY -- 20.3%
         37,700   Abercrombie & Fitch Co.-Class A *                                1,188,681
         28,200   Allied Waste Industries, Inc. *                                    356,166
          5,800   Amerco, Inc. *                                                     132,240
         31,600   American Eagle Outfitters *                                        770,724
          4,700   American Woodmark Corp.                                            298,920
          4,200   America's Car Mart, Inc. *                                         110,376
         17,350   Applebee's International, Inc.                                     709,788
          1,900   Argosy Gaming Co. *                                                 58,786
         20,300   Bally Total Fitness Holding Corp. *                                124,439
         11,450   Banta Corp.                                                        507,922

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  CONSUMER DISCRETIONARY -- CONTINUED
         10,900   Bebe Stores, Inc. *                                                308,470
         32,500   BJ's Wholesale Club, Inc. *                                        771,875
         14,200   Blockbuster, Inc.-Class A                                          243,956
         16,200   Blyth, Inc.                                                        549,990
         12,100   Bombay Co. (The), Inc. *                                            83,248
          5,500   Brown Shoe Co., Inc.                                               216,645
         29,500   Callaway Golf Co.                                                  550,765
         22,900   Catalina Marketing Corp. *                                         400,063
          8,800   CEC Entertainment, Inc. *                                          480,216
          3,200   Central European Distribution Corp. *                              110,720
          1,400   Central Garden & Pet Co. *                                          48,356
         14,700   Charlotte Russe Holding, Inc. *                                    223,146
         19,200   Chico's FAS, Inc. *                                                820,800
          5,800   Children's Place *                                                 177,712
         44,900   Circuit City Stores, Inc.                                          501,982
          8,200   Consolidated Graphics, Inc. *                                      305,532
         49,700   Convergys Corp. *                                                  808,122
          9,500   Cornell Cos., Inc. *                                               116,660
         27,215   Corrections Corp. of America *                                     913,608
          7,400   CPI Corp.                                                          162,874
          8,500   Dave & Buster's, Inc. *                                            123,080
         20,500   Earthlink, Inc. *                                                  187,165
          8,500   Ethan Allen Interiors, Inc.                                        369,495
          9,300   Finish Line-Class A *                                              321,873
         23,600   Foot Locker, Inc.                                                  618,320
         16,050   Fossil, Inc. *                                                     557,898
         22,100   Furniture Brands International, Inc.                               725,985
         32,100   Gemstar-TV Guide International, Inc. *                             232,404
         12,900   Genesco, Inc. *                                                    259,548
          8,100   Group 1 Automotive, Inc. *                                         294,840
         13,000   Handleman Co.                                                      290,940
         24,700   Hasbro, Inc.                                                       540,189
          6,900   IHOP Corp.                                                         260,406
         64,100   Ikon Office Solutions, Inc.                                        753,175
         19,700   Insight Enterprises, Inc. *                                        419,019

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  CONSUMER DISCRETIONARY -- CONTINUED
         14,800   Isle of Capri Casinos, Inc. *                                      340,104
          8,200   ITT Educational Services, Inc. *                                   311,354
          9,800   J. Jill Group (The), Inc. *                                        151,312
         22,600   Jack in the Box, Inc. *                                            562,062
          8,200   Lithia Motors, Inc.-Class A                                        226,156
          4,100   Lone Star Steakhouse & Saloon, Inc.                                111,397
          8,900   Maximus, Inc. *                                                    310,610
         15,200   Maytag Corp.                                                       429,096
          7,300   Men's Wearhouse, Inc. *                                            190,749
         19,200   Nautilus Group, Inc.                                               313,728
          8,800   Neiman-Marcus Group, Inc.-Class A                                  497,024
          6,600   Nordstrom, Inc.                                                    258,324
         17,000   Nu Skin Enterprises, Inc.-Class A                                  325,550
         30,500   Oakley, Inc.                                                       460,245
         11,200   O'Charley's, Inc. *                                                204,400
         17,400   Outback Steakhouse, Inc.                                           841,986
         12,700   Papa John's International, Inc. *                                  467,614
         38,900   Payless Shoesource, Inc. *                                         519,315
          5,200   PDI, Inc. *                                                        130,000
         21,100   Pier 1 Imports, Inc.                                               493,951
          4,700   Polo Ralph Lauren Corp.                                            157,779
         11,200   Regis Corp.                                                        484,064
         27,500   Rent-A-Center, Inc. *                                              894,025
         31,400   Ross Stores, Inc.                                                1,006,370
         22,300   Ryan's Family Steak House, Inc. *                                  388,020
         19,200   Sabre Holdings Corp.                                               435,648
         14,600   Salton, Inc. *                                                     148,628
         34,400   Service Corp. International *                                      232,888
         16,200   Shopko Stores, Inc. *                                              247,374
         19,900   Skechers U.S.A., Inc.-Class A *                                    250,939
          4,600   Snap-On, Inc.                                                      147,200
         17,900   Sonic Automotive, Inc.                                             440,340
          8,700   Sonic Corp. *                                                      295,017
         11,700   Stanley Works (The)                                                453,141
         11,300   Steven Madden, Ltd. *                                              216,169

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  CONSUMER DISCRETIONARY -- CONTINUED
         24,500   Tech Data Corp. *                                                  991,515
          6,000   THQ, Inc. *                                                        113,400
         16,700   Too, Inc. *                                                        320,306
         30,600   Toys R Us, Inc. *                                                  480,420
         15,600   Trans World Entertainment Corp. *                                  140,400
          6,200   Ultimate Electronics, Inc. *                                        45,322
         12,400   United Auto Group, Inc.                                            351,912
         17,400   United Stationers, Inc. *                                          690,954
         19,200   Valueclick, Inc. *                                                 210,240
          9,500   Vans, Inc. *                                                       115,520
         21,700   Ventiv Health, Inc. *                                              245,210
         42,200   VeriSign, Inc. *                                                   734,702
          8,500   World Fuel Services Corp.                                          300,475
         27,500   XM Satellite Radio Holdings, Inc.-Class A *                        673,200
                                                                             ---------------
                                                                                  36,363,274
                                                                             ---------------
                  CONSUMER STAPLES -- 2.9%
         20,600   7-Eleven, Inc. *                                                   335,780
         11,500   Duane Reade, Inc. *                                                196,075
         10,400   Ingles Markets, Inc.-Class A                                       115,648
         29,800   PepsiAmericas, Inc.                                                571,564
        110,000   Rite Aid Corp. *                                                   613,800
          2,250   Sanderson Farms Inc                                                 79,763
            560   Seaboard Corp.                                                     187,936
         59,400   Supervalu, Inc.                                                  1,681,020
         39,100   Tyson Foods, Inc.-Class A                                          620,908
         10,300   Universal Corp.                                                    519,326
         34,100   Winn-Dixie Stores, Inc.                                            208,692
                                                                             ---------------
                                                                                   5,130,512
                                                                             ---------------
                  FINANCIAL SERVICES -- 27.6%
         17,000   Allmerica Financial Corp. *                                        626,960
         29,400   American Financial Group, Inc.                                     884,352
         15,100   American Home Mortgage Investment Corp. REIT                       400,150
         54,200   AmeriCredit Corp. *                                              1,030,884

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  FINANCIAL SERVICES -- CONTINUED
         21,300   AmerUs Group Co.                                                   830,274
          9,900   AMLI Residential Properties Trust REIT                             283,635
         81,900   Annaly Mortgage Management, Inc. REIT                            1,670,760
          7,200   Anthracite Capital, Inc. REIT                                       89,568
         59,200   Anworth Mortgage Asset Corp. REIT                                  819,920
         10,000   Associated Banc Corp.                                              443,900
         20,600   Astoria Financial Corp.                                            831,004
         11,175   Baldwin & Lyons, Inc.-Class B                                      289,768
          8,249   Bank Mutual Corp.                                                   90,162
         11,000   Bedford Property Investors REIT                                    338,250
         25,800   Capstead Mortgage Corp. REIT                                       446,082
          6,400   Central Pacific Financial Corp.                                    175,552
          9,500   Citizens Banking Corp.                                             315,495
          5,000   Coastal Bancorp, Inc.                                              206,650
         18,900   Colonial BancGroup (The), Inc.                                     348,327
         11,400   Commerce Group, Inc.                                               530,328
         18,900   Commercial Federal Corp.                                           529,956
          9,500   Community First Bankshares, Inc.                                   269,515
          6,500   Corus Bankshares, Inc.                                             263,965
          8,800   Cousins Properties, Inc. REIT                                      270,160
         11,298   Delphi Financial Group, Inc.-Class A                               440,396
         13,900   Downey Financial Corp.                                             748,237
         43,500   E*Trade Financial Corp. *                                          622,485
         23,810   Equity One, Inc. REIT                                              445,485
          6,400   Erie Indemnity Co.-Class A                                         302,336
         60,835   Fidelity National Financial, Inc.                                2,379,257
          3,900   Financial Federal Corp. *                                          134,355
         42,100   First American Corp.                                             1,286,155
          2,800   First Citizens BancShares, Inc.-Class A                            349,916
          7,200   FirstFed Financial Corp. *                                         312,480
         16,200   FirstMerit Corp.                                                   429,624
         28,200   Flagstar Bancorp, Inc.                                             728,970
         35,500   Fremont General Corp.                                              796,975
         30,700   Friedman Billings Ramsey Group, Inc.-Class A                       817,234
         16,500   GATX Corp.                                                         388,080

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  FINANCIAL SERVICES -- CONTINUED
         11,300   Glimcher Realty Trust REIT                                         291,201
         24,500   Greater Bay Bancorp                                                675,220
         10,200   Hibernia Corp.-Class A                                             242,148
         33,762   Highwoods Properties, Inc. REIT                                    870,047
         26,400   Host Marriott Corp. REIT *                                         321,024
        121,900   HRPT Properties Trust REIT                                       1,350,652
         50,000   IMPAC Mortgage Holdings, Inc. REIT                               1,060,000
         11,300   IndyMac Bancorp, Inc.                                              397,760
          8,000   Intercept, Inc. *                                                   95,520
         16,100   Interpool, Inc.                                                    230,230
         14,200   Irwin Financial Corp.                                              419,610
          3,900   John H. Harland Co.                                                117,663
          9,200   Kansas City Life Insurance Co.                                     415,656
          9,200   Kilroy Realty Corp. REIT                                           307,280
         21,900   Kimco Realty Corp. REIT                                          1,028,205
         23,200   Knight Trading Group, Inc. *                                       321,552
         33,000   La Quinta Corp. *                                                  255,090
         12,300   Landamerica Financial Group, Inc.                                  575,640
         12,300   Local Financial Corp. *                                            270,231
          2,300   LTC Properties, Inc. REIT                                           38,893
         31,306   Mack-Cali Realty Corp. REIT                                      1,332,383
          6,400   MAF Bancorp, Inc.                                                  284,480
         65,600   Meristar Hospitality Corp. REIT *                                  410,000
         71,900   MFA Mortgage Investments, Inc. REIT                                747,760
         23,600   Nationwide Financial Services-Class A                              897,744
         34,200   Nationwide Health Properties, Inc. REIT                            719,910
         11,450   New Century Financial Corp.                                        561,050
         12,300   Omega Healthcare Investors, Inc. REIT                              126,198
         35,900   PMI Group (The), Inc.                                            1,421,640
          5,800   Post Properties, Inc. REIT                                         165,416
          5,100   ProAssurance Corp. *                                               172,278
         23,800   Protective Life Corp.                                              905,352
          9,100   Provident Financial Group, Inc.                                    364,637
        127,400   Providian Financial Corp. *                                      1,647,282
         11,500   Redwood Trust, Inc. REIT                                           698,625

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  FINANCIAL SERVICES -- CONTINUED
         20,500   Reinsurance Group of America, Inc.                                 829,225
          6,000   Staten Island Bancorp, Inc.                                        145,920
         10,800   Stewart Information Services Corp.                                 394,200
          4,500   Student Loan Corp.                                                 691,245
          8,400   Taubman Centers, Inc. REIT                                         199,920
         37,200   Thornburg Mortgage, Inc. REIT                                    1,095,540
          7,700   Triad Guaranty, Inc. *                                             423,192
         17,900   UICI *                                                             244,156
         18,700   United Rentals, Inc. *                                             327,998
         26,500   UnumProvident Corp.                                                392,730
          5,300   Value Line, Inc.                                                   277,402
         42,600   Ventas, Inc. REIT                                                1,126,770
         22,016   Washington Federal, Inc.                                           571,535
          5,300   Webster Financial Corp.                                            266,855
          5,200   WFS Financial, Inc.                                                230,672
          7,200   World Acceptance Corp. *                                           154,944
          3,500   WSFS Financial Corp.                                               169,789
                                                                             ---------------
                                                                                  49,448,072
                                                                             ---------------
                  HEALTH CARE -- 5.3%
         18,600   Abgenix, Inc. *                                                    274,164
          4,700   Alpharma, Inc.-Class A                                             100,862
          7,500   American Medical Security Group, Inc. *                            176,925
         49,700   Beverly Enterprises, Inc. *                                        397,600
          9,200   Chronimed, Inc. *                                                   85,293
          7,700   CryoLife, Inc. *                                                    49,280
          6,800   Curative Health Services, Inc. *                                    82,212
          2,838   Eli Lilly & Co.                                                    209,822
         18,200   First Health Group Corp. *                                         385,476
         47,500   Humana, Inc. *                                                   1,041,200
          7,500   Icos Corp. *                                                       287,100
          7,800   Invitrogen Corp. *                                                 574,860
         19,500   Orthodontic Centers of America, Inc. *                             146,055
          3,900   Owens & Minor, Inc.                                                 96,603
         18,500   Oxford Health Plans, Inc.                                          887,260

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  HEALTH CARE -- CONTINUED
         33,700   Pacificare Health Systems *                                      1,203,090
          9,600   Patterson Dental Co. *                                             650,592
         15,100   PolyMedica Corp.                                                   383,691
         24,800   Praecis Pharmaceuticals, Inc. *                                    146,816
          5,500   RehabCare Group, Inc. *                                            122,375
         11,800   Renal Care Group, Inc. *                                           550,588
         26,200   Res-Care, Inc. *                                                   256,760
          9,600   Sierra Health Services, Inc. *                                     320,928
         11,200   Sola International, Inc. *                                         261,968
          7,100   Universal Health Services, Inc.-Class B                            382,903
         17,500   Valeant Pharmaceuticals International                              383,775
                                                                             ---------------
                                                                                   9,458,198
                                                                             ---------------
                  MATERIALS & PROCESSING -- 7.5%
         19,800   Ashland, Inc.                                                      948,618
          9,000   Commercial Metals Co.                                              267,300
         11,600   Cytec Industries, Inc.                                             403,564
          7,800   Dycom Industries, Inc. *                                           202,176
          1,100   Eagle Materials, Inc.                                               64,185
          3,609   Eagle Materials, Inc.-Class B *                                    203,006
          8,700   Emcor Group, Inc. *                                                325,815
         10,300   Fluor Corp.                                                        424,669
          5,200   Greif, Inc.-Class A                                                186,160
          2,200   Harsco Corp.                                                        99,946
         12,000   Jacobs Engineering Group, Inc. *                                   529,560
         26,900   Lafarge North America, Inc.                                      1,107,742
         19,100   LNR Property Corp.                                               1,006,570
         13,400   Louisiana-Pacific Corp.                                            331,382
         10,300   Lubrizol Corp.                                                     321,978
          7,000   Mueller Industries, Inc.                                           225,680
         80,700   Owens-IIlinois, Inc. *                                           1,079,766
         25,700   Precision Castparts Corp.                                        1,160,355
          6,800   Quanex Corp.                                                       316,540
         14,400   Rock-Tenn Co.-Class A                                              211,680
         15,100   Sealed Air Corp. *                                                 752,735

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  MATERIALS & PROCESSING -- CONTINUED
         25,100   Shaw Group (The), Inc. *                                           302,204
          9,500   Steel Technologies, Inc.                                           163,115
          9,000   Stepan Co.                                                         220,500
         11,300   United States Steel Corp.                                          415,275
          9,300   Universal Forest Products, Inc.                                    293,043
         16,500   URS Corp. *                                                        504,900
         33,100   USG Corp. *                                                        573,292
          7,600   WCI Communities, Inc. *                                            174,344
         15,800   York International Corp.                                           589,814
                                                                             ---------------
                                                                                  13,405,914
                                                                             ---------------
                  OTHER -- 1.0%
         13,300   FMC Corp. *                                                        498,750
         22,420   Jacuzzi Brands, Inc. *                                             201,556
         15,500   Kaman Corp.-Class A                                                218,550
          9,800   Lancaster Colony Corp.                                             415,422
          8,600   SPX Corp. *                                                        361,200
         16,600   Walter Industries, Inc.                                            189,074
                                                                             ---------------
                                                                                   1,884,552
                                                                             ---------------
                  OTHER ENERGY -- 1.6%
        132,100   Calpine Corp. *                                                    727,871
         30,900   Chesapeake Energy Corp.                                            396,138
          5,800   Clayton Williams Energy, Inc. *                                    191,400
          3,500   Comstock Resources, Inc. *                                          67,550
            400   Dynegy, Inc.-Class A *                                               1,636
         12,200   Sunoco, Inc.                                                       750,300
         20,600   Tesoro Petroleum Corp. *                                           375,950
         43,500   Williams Cos., Inc.                                                411,945
                                                                             ---------------
                                                                                   2,922,790
                                                                             ---------------
                  PRODUCER DURABLES -- 9.9%
         34,900   American Tower Corp.-Class A *                                     385,645
          6,200   Applied Films Corp. *                                              215,884

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  PRODUCER DURABLES -- CONTINUED
         12,700   Artesyn Technologies, Inc. *                                       138,430
          8,800   Beazer Homes USA, Inc.                                             940,720
         15,900   Cable Design Technologies Corp. *                                  155,025
         23,500   CellStar Corp. *                                                   299,625
         19,800   Centex Corp.                                                     2,114,640
         21,400   Crown Castle International Corp. *                                 257,870
          5,600   Cummins, Inc.                                                      276,640
          3,600   Dionex Corp. *                                                     190,440
          5,700   EnPro Industries, Inc. *                                           111,720
          9,200   Esterline Technologies Corp. *                                     255,760
         20,600   Flowserve Corp. *                                                  447,638
         28,700   General Cable Corp. *                                              205,205
          8,500   Genlyte Group, Inc. *                                              478,295
         33,200   Goodrich Corp.                                                     979,068
          4,700   Hovnanian Enterprises, Inc. *                                      379,243
         24,900   KB Home                                                          1,801,515
          7,800   Kimball International, Inc.-Class B                                132,054
         10,900   M/I Schottenstein Homes, Inc.                                      490,064
         12,590   MDC Holdings, Inc.                                                 886,714
          5,300   Meritage Corp. *                                                   392,624
          3,400   NACCO Industries, Inc.-Class A                                     277,440
            800   NVR, Inc. *                                                        370,000
         13,000   Polycom, Inc. *                                                    286,910
         28,256   Pulte Homes, Inc.                                                1,490,787
         11,600   Ryland Group, Inc.                                                 994,352
         19,500   Standard-Pacific Corp.                                           1,020,045
          7,900   Standex International Corp.                                        214,959
         31,800   Toll Brothers, Inc. *                                            1,396,020
          6,500   Watts Water Technologies, Inc.-Class A                             150,410
          5,300   Zomax Inc., MN *                                                    23,214
                                                                             ---------------
                                                                                  17,758,956
                                                                             ---------------
                  TECHNOLOGY -- 10.1%
         18,300   Advanced Micro Devices, Inc. *                                     274,500
         25,000   American Management Systems, Inc. *                                382,250

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  TECHNOLOGY -- CONTINUED
         30,400   Applied Micro Circuits Corp. *                                     196,384
         11,200   Arrow Electronics, Inc. *                                          275,520
         10,900   Ascential Software Corp. *                                         245,904
         19,200   Aspen Technology, Inc. *                                           168,384
         27,500   Atmel Corp. *                                                      190,300
         70,200   Avaya, Inc. *                                                    1,203,930
         13,100   Avnet, Inc. *                                                      308,505
         10,900   Black Box Corp.                                                    561,459
          1,700   Centillium Communications, Inc. *                                    8,347
         57,600   Ciena Corp. *                                                      330,048
         27,100   Cirrus Logic, Inc. *                                               199,456
        175,500   Compuware Corp. *                                                1,375,920
          3,450   Comtech Telecommunications *                                        97,704
         27,400   Comverse Technology, Inc. *                                        540,328
         43,700   Corning, Inc. *                                                    548,435
         11,100   CSG Systems International, Inc. *                                  155,400
         13,200   Cypress Semiconductor Corp. *                                      284,856
          6,500   Ditech Communications Corp. *                                      121,485
         16,400   ESS Technology *                                                   258,792
         10,400   Fairchild Semiconductor International, Inc. *                      268,320
         46,300   Ingram Micro, Inc.-Class A *                                       878,774
         15,700   Integrated Device Technology, Inc. *                               258,893
         11,900   Integrated Silicon Solutions, Inc. *                               191,352
          6,200   International Rectifier Corp. *                                    286,192
         14,100   Iomega Corp.                                                        78,960
         12,400   Lawson Software, Inc. *                                            108,748
         50,300   LSI Logic Corp. *                                                  508,030
         27,300   Manugistics Group, Inc. *                                          199,563
         25,000   Maxtor Corp. *                                                     256,250
         20,900   Microsemi Corp. *                                                  326,040
          8,500   MSC.Software Corp. *                                                81,855
          8,800   Nanometrics, Inc. *                                                156,728
          8,300   NCR Corp. *                                                        371,508
         27,900   Novell, Inc. *                                                     284,022
         34,800   Nvidia Corp. *                                                     774,300

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  TECHNOLOGY -- CONTINUED
         22,700   PerkinElmer, Inc.                                                  473,068
         14,200   Pixelworks, Inc. *                                                 234,016
          7,600   Plato Learning, Inc. *                                              99,940
         10,000   Plexus Corp. *                                                     191,600
          7,800   PLX Technology, Inc. *                                              75,660
         15,300   Pomeroy IT Solutions, Inc.                                         227,358
          4,800   Radisys Corp. *                                                     98,448
         13,300   Remec, Inc. *                                                       93,100
         76,300   Sanmina-SCI Corp. *                                                968,247
         23,400   Scientific-Atlanta, Inc.                                           774,540
          9,100   SeaChange International, Inc. *                                    156,884
         23,900   SonicWall, Inc. *                                                  229,440
         13,500   Stellent, Inc. *                                                   119,475
          5,200   Talx Corp.                                                          99,528
         76,000   Tellabs, Inc. *                                                    737,200
         12,400   UNOVA, Inc. *                                                      270,072
          9,200   Viasat, Inc. *                                                     246,100
         14,600   Vishay Intertechnology, Inc. *                                     328,646
                                                                             ---------------
                                                                                  18,180,764
                                                                             ---------------
                  UTILITIES -- 6.1%
        125,800   AES Corp. (The) *                                                1,139,748
         40,400   Allegheny Energy, Inc. *                                           532,876
         21,900   Alliant Energy Corp.                                               563,925
         82,100   Centerpoint Energy, Inc.                                           858,766
         49,900   CMS Energy Corp. *                                                 459,080
         32,600   DPL, Inc.                                                          652,000
          2,600   Duquesne Light Holdings, Inc.                                       51,818
         14,200   EL Paso Electric Co. *                                             193,262
          3,900   General Communication-Class A *                                     36,426
         10,000   Great Plains Energy, Inc.                                          346,500
          3,600   Hawaiian Electric Industries, Inc.                                 190,620
         15,800   MDU Resources Group, Inc.                                          366,086
         13,300   National Fuel Gas Co.                                              336,490
          3,800   New Jersey Resources Corp.                                         147,820

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

 SHARES / UNITS   DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  UTILITIES -- CONTINUED
          8,500   NSTAR                                                              434,775
          7,500   NTL, Inc. *                                                        514,200
         24,200   OGE Energy Corp.                                                   623,150
          8,600   Pinnacle West Capital Corp.                                        336,174
         15,600   PNM Resources, Inc.                                                475,176
         10,800   Puget Energy, Inc.                                                 243,000
          2,200   SCANA Corp.                                                         76,978
         61,600   TECO Energy, Inc.                                                  928,312
          5,400   UIL Holdings Corp.                                                 259,794
          7,540   Unisource Energy Corp.                                             183,599
         53,800   UnitedGlobalCom, Inc.-Class A *                                    510,562
         11,900   Westar Energy, Inc.                                                229,075
          6,000   Wisconsin Energy Corp.                                             193,920
                                                                             ---------------
                                                                                  10,884,132
                                                                             ---------------

                  TOTAL COMMON STOCKS (COST $137,376,213)                        175,869,536
                                                                             ---------------
                  MUTUAL FUNDS -- 2.2%

      1,393,210   Dreyfus Money Market Fund (a)                                    1,393,210
      2,662,896   Merrimac Money Market Fund (a)                                   2,662,896
                                                                             ---------------

                  TOTAL MUTUAL FUNDS (COST $4,056,106)                             4,056,106
                                                                             ---------------

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

 PAR VALUE ($)    DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS -- 8.5%

                  CASH EQUIVALENTS -- 3.8%
      6,858,976   Harris Trust & Savings Bank Eurodollar Time Deposit,
                  1.01%, due 3/30/04 (a)                                           6,858,976
                                                                             ---------------

                  U.S. GOVERNMENT -- 0.4%
        600,000   U.S. Treasury Bill, 1.01%, due 04/22/04                            599,133
                                                                             ---------------

                  REPURCHASE AGREEMENTS -- 4.3%
      7,713,084   Citigroup Global Markets Repurchase Agreement, dated
                  2/27/04, due 3/01/04, with a maturity value of $7,713,502
                  and an effective yield of 0.65%, collaterized by a U.S.
                  Treasury Bill with a rate of 0.915%, maturity date of
                  5/20/04 and market value, including acrrued interest
                  of $7,868,138.                                                   7,713,084
                                                                             ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $15,171,193)                 15,171,193
                                                                             ---------------

                  TOTAL INVESTMENTS -- 108.8%
                  (Cost $156,603,512)                                            195,096,835

                  Other Assets and Liabilities (net) -- (8.8%)                   (15,828,444)
                                                                             ---------------

                  TOTAL NET ASSETS -- 100.0%                                 $   179,268,391
                                                                             ===============

                  NOTES TO THE SCHEDULE OF INVESTMENTS:

                  REIT - Real Estate Investment Trust
                  *   Non-income producing security.
                  (a) Represents investment of security lending collateral
                      (Note 2).

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:

   Investments, at value, including securities on loan of $10,370,855 (cost
   $156,603,512) (Note 2)                                                       $  195,096,835
   Cash                                                                                  2,211
   Receivable for investments sold                                                   5,610,252
   Receivable for Fund shares sold                                                     149,964
   Dividends and interest receivable                                                   198,963
   Receivable for variation margin on closed futures contracts (Note 2)                    544
   Receivable for expenses reimbursed by Manager (Note 3)                               13,229
                                                                                --------------

      Total assets                                                                 201,071,998
                                                                                --------------

LIABILITIES:
   Payable for investments purchased                                                 2,284,081
   Payable upon return of securities loaned (Note 2)                                10,915,082
   Payable for Fund shares repurchased                                               8,447,617
   Payable to affiliate for (Note 3):
      Management fee                                                                    59,929
      Shareholder service fee                                                           27,241
      Trustees fee                                                                         437
   Accrued expenses                                                                     69,220
                                                                                --------------

      Total liabilities                                                             21,803,607
                                                                                --------------
NET ASSETS                                                                      $  179,268,391
                                                                                ==============

NET ASSETS CONSIST OF:

   Paid-in capital                                                              $  125,921,258
   Accumulated undistributed net investment income                                     561,783
   Accumulated net realized gain                                                    14,292,027
   Net unrealized appreciation                                                      38,493,323
                                                                                --------------
                                                                                $  179,268,391
                                                                                ==============

NET ASSETS ATTRIBUTABLE TO:

   Class III shares                                                             $  179,268,391
                                                                                ==============

SHARES OUTSTANDING:
   Class III                                                                        11,556,176
                                                                                ==============

NET ASSET VALUE PER SHARE:
   Class III                                                                    $        15.51
                                                                                ==============

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $675)                                 $    3,230,216
   Interest (including securities lending income of $46,030)                            72,256
                                                                                --------------

      Total income                                                                   3,302,472
                                                                                --------------

EXPENSES:
   Management fee (Note 3)                                                             642,404
   Shareholder service fee (Note 3) - Class III                                        292,002
   Custodian and transfer agent fees                                                    60,283
   Audit and tax fees                                                                   44,396
   Legal fees                                                                            8,925
   Trustees fees and related expenses (Note 3)                                           3,740
   Registration fees                                                                    37,185
   Miscellaneous                                                                         3,693
                                                                                --------------
      Total expenses                                                                 1,092,628
   Fees and expenses reimbursed by Manager (Note 3)                                   (154,482)
                                                                                --------------
      Net expenses                                                                     938,146
                                                                                --------------

         Net investment income                                                       2,364,326
                                                                                --------------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
      Investments                                                                   33,841,710
      Closed futures contracts                                                       2,118,631
                                                                                --------------

         Net realized gain                                                          35,960,341
                                                                                --------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                                   49,130,933
      Open futures contracts                                                            74,173
                                                                                --------------

         Net unrealized gain                                                        49,205,106
                                                                                --------------

      Net realized and unrealized gain                                              85,165,447
                                                                                --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $   87,529,773
                                                                                ==============

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                               YEAR ENDED           YEAR ENDED
                                                                            FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                                                            -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:

   Net investment income                                                    $       2,364,326    $       2,229,695
   Net realized gain                                                               35,960,341           21,563,824
   Change in net unrealized appreciation (depreciation)                            49,205,106          (48,741,791)
                                                                            -----------------    -----------------

   Net increase (decrease) in net assets from operations                           87,529,773          (24,948,272)
                                                                            -----------------    -----------------

Distributions to shareholders from:
   Net investment income
      Class III                                                                    (2,339,392)          (2,143,600)
   Net realized gains
      Class III                                                                    (1,587,884)         (28,451,497)

                                                                                   (3,927,276)         (30,595,097)
                                                                            -----------------    -----------------
   Net share transactions (Note 7):
      Class III                                                                   (51,249,097)        (111,137,97)
                                                                            -----------------    -----------------
   Decrease in net assets resulting from net share transactions                   (51,249,097)        (111,137,97)
                                                                            -----------------    -----------------

      Total increase (decrease) in net assets                                      32,353,400         (166,681,34)

NET ASSETS:
   Beginning of period                                                            146,914,991          313,596,333
                                                                            -----------------    -----------------
   End of period (including accumulated undistributed
    net investment income of $561,783 and $592,822, respectively)           $     179,268,391    $     146,914,991
                                                                            =================    =================

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            YEAR ENDED FEBRUARY 28/29,
                                                       ------------------------------------------------------------------
                                                          2004          2003          2002          2001          2000
                                                       ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     9.81    $    14.91    $    13.86    $    12.41    $    11.69
                                                       ----------    ----------    ----------    ----------    ----------

Income from investment operations:
   Net investment income                                     0.17          0.18          0.23          0.23          0.15
   Net realized and unrealized gain (loss)                   5.78         (2.74)         1.58          2.38          1.11
                                                       ----------    ----------    ----------    ----------    ----------

      Total from investment operations                       5.95         (2.56)         1.81          2.61          1.26
                                                       ----------    ----------    ----------    ----------    ----------

Less distributions to shareholders:
   From net investment income                               (0.15)        (0.17)        (0.21)        (0.20)        (0.14)
   From net realized gains                                  (0.10)        (2.37)        (0.55)        (0.96)        (0.40)
                                                       ----------    ----------    ----------    ----------    ----------

      Total distributions                                   (0.25)        (2.54)        (0.76)        (1.16)        (0.54)
                                                       ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                         $    15.51    $     9.81    $    14.91    $    13.86    $    12.41
                                                       ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                            61.14%       (18.58)%       13.39%        22.14%        10.66%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                   $  179,268    $  146,915    $  313,596    $  305,178    $  265,778
   Net expenses to average daily net assets                  0.48%         0.48%         0.48%         0.48%         0.48%
   Net investment income to average daily net assets         1.21%         1.21%         1.60%         1.73%         1.12%
   Portfolio turnover rate                                     86%           69%           59%          111%           50%
   Fees and expenses reimbursed by the Manager to
    average daily net assets:                                0.08%         0.08%         0.04%         0.06%         0.06%
   Purchase and redemption fees consisted
    of the following per share amounts: (b)            $     0.04    $     0.08    $     0.01    $     0.03           N/A

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by shareholders.
(b) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Small Cap Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks long-term growth of capital. The Fund's benchmark is Russell 2500 Value Index.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At February 29, 2004, the Fund held no open futures contracts.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, the Fund held no open swap contracts.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for the open repurchase agreement as of February 29, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund loaned securities having a market value of $10,370,855, collateralized by cash in the amount of $10,915,082, which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income were $3,791,634 and $2,434,739, respectively. For the years ended February 29, 2004 and February 28, 2003, the distributions paid from long-term capital gains were $135,642 and $28,160,358, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $8,620,809 and $6,958,035 of undistributable ordinary income and undistributed capital gains, respectively. The temporary differences between book and tax basis distributable earnings are primarily due to losses on wash sale transactions.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to differing treatments for redemption in-kind transactions. Net gains resulting from redemption in-kind transactions were $12,837,592. The financial highlights exclude these adjustments.

              ACCUMULATED                ACCUMULATED
           UNDISTRIBUTED NET                 NET
           INVESTMENT INCOME            REALIZED GAIN          PAID-IN CAPITAL
          -------------------          ---------------         ---------------
              $  (55,973)              $  (11,132,704)          $  11,188,677

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially underweight/overweight in cash so that a purchase or redemption will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the years ended February 29, 2004 and February 28, 2003, the Fund received $327,767 and $202,204 in purchase premiums, respectively and $354,211 and $891,984 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .33% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $2,200. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, a significant portion of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $156,482,055 and $206,418,364, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                               GROSS UNREALIZED     GROSS UNREALIZED      NET UNREALIZED
           AGGREGATE COST        APPRECIATION         DEPRECIATION         APPRECIATION
          ----------------     -----------------    -----------------    ----------------
           $  157,404,596       $  39,948,398        $  (2,256,159)       $  37,692,239

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 27.9% of the outstanding shares of the Fund were held by two shareholders. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, .84% of the Fund was held by twelve related parties.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              YEAR ENDED                       YEAR ENDED
                                           FEBRUARY 29, 2004                FEBRUARY 28, 2003
                                   ------------------------------    ------------------------------
CLASS III:                            SHARES           AMOUNT           SHARES            AMOUNT
                                   -------------    -------------    -------------    -------------
Shares sold                            5,966,991    $  75,990,027        3,311,518    $  40,822,521
Shares issued to shareholders in
  reinvestment of distributions          278,145        3,686,317        2,715,424       30,055,774
Shares repurchased                    (9,663,812)    (130,925,441)     (12,087,686)    (182,016,268)
                                   -------------    -------------    -------------    -------------
Net decrease                          (3,418,676)   $ (51,249,097)      (6,060,744)   $(111,137,973)
                                   =============    =============    =============    =============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO SMALL CAP VALUE FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Small Cap Value Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions to shareholders included:
     $1,452,242 from short-term capital gains,
     $135,642 from long-term capital gains, all of which was subject to the 20% rate gains category.

For taxable, non-corporate shareholders, 51.57% of the Fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, 17.48% of the Fund's income and short-term capital gains qualified for the dividends-received deduction.

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                                                             PRINCIPAL           FUND          OTHER
                                     TERM OF  OFFICE(1)     OCCUPATION(S)       COMPLEX     DIRECTORSHIPS
 NAME, ADDRESS,       POSITION(S)      AND LENGTH OF        DURING PAST        OVERSEEN BY     HELD BY
     AND DOB        HELD WITH TRUST    TIME SERVED           FIVE YEARS         TRUSTEE        TRUSTEE
------------------  ---------------  ------------------  ------------------  -------------  --------------
Jay O. Light        Trustee          Since May 1996      Professor of             41            *(2)
c/o GMO Trust                                            Business
40 Rowes Wharf                                           Administration
Boston, MA 02110                                         and Senior
DOB: 10/03/1941                                          Associate Dean,
                                                         Harvard
                                                         University.

Donald W.           Trustee          Since               Advisory                 41            None
Glazer, Esq.                         December 2000       Counsel, Goodwin
c/o GMO Trust                                            Procter LLP;
40 Rowes Wharf                                           Secretary and
Boston, MA 02110                                         Consultant,
DOB:  07/26/1944                                         Provant, Inc.
                                                         (provider of
                                                         performance
                                                         improvement
                                                         training services
                                                         and products)(1998
                                                         - present);
                                                         Consultant -
                                                         Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                              NUMBER OF
                                                                             PORTFOLIOS IN
                                                             PRINCIPAL           FUND          OTHER
                                     TERM OF  OFFICE(1)     OCCUPATION(S)       COMPLEX     DIRECTORSHIPS
 NAME, ADDRESS,       POSITION(S)       AND LENGTH OF       DURING PAST       OVERSEEN BY     HELD BY
    AND DOB         HELD WITH TRUST     TIME SERVED          FIVE YEARS        TRUSTEE        TRUSTEE
------------------  ---------------  ------------------  ------------------  -------------  --------------
R. Jeremy           Chairman of      Since September     Chairman, Grantham,      41            None
Grantham(3)         the Board of     1985.               Mayo, Van
c/o GMO Trust       Trustees         President from      Otterloo & Co. LLC
40 Rowes Wharf                       February 2002 -
Boston, MA 02110                     October 2002;
DOB:  10/06/1938                     President
                                     Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                   TERM OF OFFICE(4)
                            POSITION(S) HELD         AND LENGTH OF        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND DOB        WITH TRUST             TIME SERVED          DURING PAST FIVE YEARS
------------------------  ---------------------  ---------------------  ----------------------------
Scott Eston               President and Chief    President and Chief    Chief Financial Officer
c/o GMO Trust             Executive Officer      Executive Officer      (1997-present), Chief
40 Rowes Wharf                                   since October 2002;    Operating Officer (2000 -
Boston, MA 02110                                 Vice President from    present) and Member,
DOB: 01/20/1956                                  August 1998 - October  Grantham, Mayo, Van Otterloo
                                                 2002.                  & Co. LLC.

Susan Randall Harbert     Chief Financial        Chief Financial        Member, Grantham, Mayo, Van
c/o GMO Trust             Officer and Treasurer  Officer since          Otterloo & Co. LLC.
40 Rowes Wharf                                   February 2000;
Boston, MA 02110                                 Treasurer since
DOB: 04/25/1957                                  February 1998.

Brent Arvidson            Assistant Treasurer    Since September 1998.  Senior Fund Administrator,
c/o GMO Trust                                                           Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                                          & Co. LLC.
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.    Vice President and     Vice President since   General Counsel, Anti-Money
c/o GMO Trust             Clerk                  February 1997; Clerk   Laundering Reporting Officer
40 Rowes Wharf                                   since March 2001 -     (July 2002 - February 2003)
Boston, MA 02110                                 present and May 1999   and Member, Grantham, Mayo,
DOB: 07/20/1965                                  - August 1999.         Van Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.  Vice President and     Vice President since   Associate General Counsel,
c/o GMO Trust             Secretary              August 1999;           Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                   Secretary since March  & Co. LLC (June 1999 -
Boston, MA 02110                                 2001.                  present);  Associate/Junior
DOB: 02/18/1945                                                         Partner, Hale and Dorr LLP
                                                                        (1991 - 1999).

Julie Perniola            Vice President and     Since February 2003.   Anti-Money Laundering
c/o GMO Trust             Anti-Money Laundering                         Reporting Officer (February
40 Rowes Wharf            Compliance Officer                            2003 - present) and
Boston, MA 02110                                                        Compliance Officer, Grantham,
DOB: 10/07/1970                                                         Mayo, Van Otterloo & Co. LLC.

William L. Nemerever      Vice President         Vice President since   Member, Grantham, Mayo, Van
c/o GMO Trust                                    February 2004.         Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Small Cap Growth Fund returned +61.2% for the fiscal year ended February 29, 2004, as compared to +61.0% for the Russell 2500 Growth Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

The portfolio's outperformance for the fiscal year is primarily attributed to stock selection, where selections in financial services, consumer discretionary, and producer durables issues proved beneficial. Selections in technology and utilities securities detracted from relative performance.

Sector selection was negative for the year, and was mostly attributable to the portfolio's overweight position in energy stocks. Underweight positions in producer durables and autos & transportation also detracted from relative performance. An underweight position in financial services, and an overweight position in consumer discretionary stocks benefited the portfolio.

For the year, all three stock selection strategies - price momentum, estimate revision momentum, and price to intrinsic value - added value to the portfolio.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

SMALL CAP GROWTH FUND-III
As Of: 2/29/2004

               GMO SMALL CAP GROWTH FUND     RUSSELL 2500 GROWTH INDEX
12/31/1996             4,975,000                     5,000,000
 3/31/1997             4,751,125                     4,599,910
 6/30/1997             5,603,670                     5,347,530
 9/30/1997             6,694,065                     6,237,165
12/31/1997             6,203,320                     5,737,805
 3/31/1998             6,991,645                     6,377,310
 6/30/1998             6,877,855                     6,066,205
 9/30/1998             5,359,085                     4,719,125
12/31/1998             6,562,460                     5,915,640
 3/31/1999             6,190,680                     5,853,340
 6/30/1999             6,895,435                     6,837,005
 9/30/1999             6,738,335                     6,599,785
12/31/1999             8,556,315                     9,197,700
 3/31/2000             9,771,700                    10,590,930
 6/30/2000             9,194,390                     9,859,155
 9/30/2000             9,201,510                     9,569,340
12/31/2000             7,670,120                     7,717,770
 3/31/2001             6,218,725                     6,180,760
 6/30/2001             7,328,825                     7,497,495
 9/30/2001             5,524,715                     5,465,865
12/31/2001             6,652,150                     6,881,630
 3/31/2002             6,913,095                     6,678,495
 6/30/2002             6,169,205                     5,567,760
 9/30/2002             5,133,215                     4,506,310
12/31/2002             5,479,845                     4,879,430
 3/31/2003             5,398,055                     4,723,265
 6/30/2003             6,625,350                     5,796,380
 9/30/2003             7,291,390                     6,374,260
12/31/2003             8,060,410                     7,139,345
 2/29/2004             8,446,710                     7,506,120

Average Annual Returns
Inception                                     12/31/1996

1YR                      5YR                10YR(ITD)
59.61                    6.52                 7.59

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 50 bp on the purchase and 50 bp on the redemption. Transaction fees are retained by the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

      SHARES      DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 98.2%

                  AUTO & TRANSPORTATION -- 3.6%
         11,700   Airtran Holdings, Inc. *                                           144,846
          2,700   America West Holdings Corp.-Class B *                               29,511
         11,000   AMR Corp. *                                                        167,200
          1,500   ArvinMeritor, Inc.                                                  33,840
          6,200   Atlantic Coast Airlines Holdings, Inc. *                            45,198
          7,900   Continental Airlines, Inc.-Class B *                               115,735
          1,600   EGL, Inc. *                                                         25,584
          2,500   Frontier Airlines, Inc. *                                           25,375
          1,200   Gentex Corp.                                                        48,912
          3,100   JB Hunt Transport Services, Inc. *                                  84,940
          7,800   JetBlue Airways Corp. *                                            185,640
          1,600   Landstar System, Inc. *                                             57,104
          1,300   Lear Corp.                                                          80,119
          7,900   Mesa Air Group, Inc. *                                              71,021
          1,600   Navistar International Corp. *                                      74,560
            900   Oshkosh Truck Corp.                                                 52,965
          1,500   Superior Industries International, Inc.                             51,300
          3,800   Thor Industries, Inc.                                              112,822
          1,400   Wabash National Corp. *                                             39,830
          1,000   Winnebago Industries, Inc.                                          66,790
                                                                             ---------------
                                                                                   1,513,292
                                                                             ---------------

                  CONSUMER DISCRETIONARY -- 29.0%
          1,200   99 Cents Only Stores *                                              31,020
          5,200   Abercrombie & Fitch Co.-Class A *                                  163,956
          4,600   Advance Auto Parts *                                               181,470
          6,900   Aeropostale, Inc. *                                                236,670
          4,200   American Eagle Outfitters *                                        102,438
          1,100   American Woodmark Corp.                                             69,960
          2,700   AnnTaylor Stores Corp. *                                           123,660
          6,650   Applebee's International, Inc.                                     272,051
          2,200   Aramark Corp.-Class B                                               60,390
          1,100   Argosy Gaming Co. *                                                 34,034
          7,800   Ask Jeeves, Inc. *                                                 157,482

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

      SHARES      DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  CONSUMER DISCRETIONARY -- CONTINUED
          5,200   Bally Total Fitness Holding Corp. *                                 31,876
          3,900   Bebe Stores, Inc. *                                                110,370
          5,500   BJ's Wholesale Club, Inc. *                                        130,625
          3,200   Blyth, Inc.                                                        108,640
          1,500   Bob Evans Farms, Inc.                                               50,745
          4,050   Brightpoint, Inc. *                                                 68,971
          1,300   Brinker International, Inc. *                                       48,919
          1,500   Callaway Golf Co.                                                   28,005
          5,900   Career Education Corp. *                                           294,941
          2,600   Carmax, Inc. *                                                      88,400
          4,000   Catalina Marketing Corp. *                                          69,880
          4,100   CBRL Group, Inc.                                                   155,718
          2,500   CEC Entertainment, Inc. *                                          136,425
         25,900   Charter Communications, Inc.-Class A *                             117,586
          6,250   Chico's FAS, Inc. *                                                267,187
          3,400   Children's Place *                                                 104,176
          2,200   Choice Hotels International, Inc.                                   96,470
          9,200   Claire's Stores, Inc.                                              186,024
         19,500   CNET Networks, Inc. *                                              193,830
          3,600   Columbia Sportswear Co. *                                          187,236
          3,400   Convergys Corp. *                                                   55,284
          3,000   Corinthian Colleges, Inc. *                                        180,450
          1,700   Cost Plus, Inc. *                                                   65,858
          6,100   DeVry, Inc. *                                                      181,292
          1,500   Dollar Tree Stores, Inc. *                                          46,350
          6,700   Earthlink, Inc. *                                                   61,171
          4,400   Education Management Corp. *                                       140,844
          2,500   Electronics Boutique Holdings Corp. *                               68,025
          2,300   Ethan Allen Interiors, Inc.                                         99,981
          4,400   FindWhat.com *                                                      73,964
          2,800   Finish Line-Class A *                                               96,908
          2,600   Fisher Scientific International *                                  138,450
          4,600   Foot Locker, Inc.                                                  120,520
          2,700   Fossil, Inc. *                                                      93,852
          4,200   Fred's, Inc.                                                       117,012
          1,550   FTI Consulting, Inc. *                                              25,451

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

      SHARES      DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  CONSUMER DISCRETIONARY -- CONTINUED
         10,300   Gemstar-TV Guide International, Inc. *                              74,572
          2,300   Genesco, Inc. *                                                     46,276
          1,300   Getty Images, Inc. *                                                66,248
            500   Global Imaging Systems, Inc. *                                      15,080
          3,100   GTECH Holdings Corp.                                               182,063
            800   Harman International Industries, Inc.                               62,392
          2,600   HOT Topic, Inc. *                                                   75,478
          1,100   IHOP Corp.                                                          41,514
          1,100   Insight Enterprises, Inc. *                                         23,397
          3,000   Isle of Capri Casinos, Inc. *                                       68,940
          5,800   ITT Educational Services, Inc. *                                   220,226
          2,600   J. Jill Group (The), Inc. *                                         40,144
          2,400   Jack in the Box, Inc. *                                             59,688
          3,250   Jarden Corp. *                                                     115,375
          1,700   Kenneth Cole Productions, Inc.-Class A                              57,392
          3,400   K-Swiss, Inc.-Class A                                               81,770
          2,200   Manpower, Inc.                                                      98,450
          3,800   Marvel Enterprises, Inc. *                                         130,150
          1,600   Maximus, Inc. *                                                     55,840
          2,500   Maytag Corp.                                                        70,575
         10,000   Monster Worldwide, Inc. *                                          220,000
          3,700   Movie Gallery, Inc.                                                 74,000
          2,763   Nautilus Group, Inc.                                                45,139
            500   Neiman-Marcus Group, Inc.-Class A                                   28,240
          5,000   NetFlix, Inc. *                                                    172,000
          8,100   Nordstrom, Inc.                                                    317,034
          2,600   Nu Skin Enterprises, Inc.-Class A                                   49,790
          5,000   Oakley, Inc.                                                        75,450
          1,100   O'Reilly Automotive, Inc. *                                         44,693
          3,300   Outback Steakhouse, Inc.                                           159,687
          8,025   Pacific Sunwear of California, Inc. *                              192,359
          1,700   Papa John's International, Inc. *                                   62,594
          2,600   Payless Shoesource, Inc. *                                          34,710
          5,600   Petsmart, Inc.                                                     151,984
          1,600   PF Chang's China Bistro, Inc. *                                     77,872
          5,300   Pier 1 Imports, Inc.                                               124,073

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

      SHARES      DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  CONSUMER DISCRETIONARY -- CONTINUED
          1,800   Pre-Paid Legal Services, Inc. *                                     42,714
          3,200   Priceline.com, Inc. *                                               73,632
          6,800   Quiksilver, Inc. *                                                 133,416
          3,000   Readers Digest Association (The), Inc.                              40,500
          3,500   Reebok International, Ltd.                                         139,335
          3,900   Regis Corp.                                                        168,558
          5,950   Rent-A-Center, Inc. *                                              193,435
          4,200   Ross Stores, Inc.                                                  134,610
          4,100   Ruby Tuesday, Inc.                                                 129,888
            500   SCP Pool Corp. *                                                    18,125
          2,400   Select Comfort Corp. *                                              64,968
          2,400   Sharper Image Corp. *                                               85,512
          1,000   Shuffle Master, Inc. *                                              41,680
          5,100   Skechers U.S.A., Inc.-Class A *                                     64,311
          2,300   Sonic Automotive, Inc.                                              56,580
          1,300   Sonic Corp. *                                                       44,083
          1,200   Stanley Works (The)                                                 46,476
          3,100   Station Casinos, Inc.                                              116,560
          2,300   Steven Madden, Ltd. *                                               43,999
            300   Strayer Education, Inc.                                             32,598
          1,200   Sylvan Learning Systems, Inc. *                                     37,080
          3,400   Take-Two Interactive Software, Inc. *                              106,420
          4,600   TeleTech Holdings, Inc. *                                           35,650
            500   Timberland Co.-Class A *                                            30,870
          9,300   Tivo, Inc. *                                                        99,417
          3,200   Too, Inc. *                                                         61,376
          3,500   Topps Co. (The), Inc.                                               32,165
          1,800   Tractor Supply Co. *                                                77,076
          1,800   Tuesday Morning Corp. *                                             59,400
          1,900   Tupperware Corp.                                                    36,290
          2,100   United Stationers, Inc. *                                           83,391
          4,600   Urban Outfitters, Inc. *                                           200,606
          1,800   USANA Health Sciences, Inc. *                                       54,594
          4,300   Valueclick, Inc. *                                                  47,085
          5,400   VeriSign, Inc. *                                                    94,014

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

      SHARES      DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  CONSUMER DISCRETIONARY -- CONTINUED
          3,600   West Corp. *                                                        89,424
         14,700   XM Satellite Radio Holdings, Inc.-Class A *                        359,856
                                                                             ---------------
                                                                                  12,065,456
                                                                             ---------------

                  CONSUMER STAPLES -- 1.1%
          1,100   Chiquita Brands International, Inc. *                               25,003
          2,800   Constellation Brands, Inc.-Class A *                                88,760
          2,500   JM Smucker Co. (The)                                               126,450
          1,200   NBTY, Inc. *                                                        39,912
         15,300   Rite Aid Corp. *                                                    85,374
          1,800   Supervalu, Inc.                                                     50,940
            700   Universal Corp.                                                     35,294
                                                                             ---------------
                                                                                     451,733
                                                                             ---------------

                  FINANCIAL SERVICES -- 9.0%
          4,000   Accredited Home Lenders Holding Co. *                              134,480
          1,400   Affiliated Managers Group *                                        118,300
            400   Alliance Data Systems Corp. *                                       11,980
          2,400   Allmerica Financial Corp. *                                         88,512
          3,400   American Home Mortgage Investment Corp. REIT                        90,100
          9,800   AmeriCredit Corp. *                                                186,396
          1,900   Arthur J. Gallagher & Co.                                           63,935
          1,700   Brown & Brown, Inc.                                                 62,730
          1,600   Checkfree Corp. *                                                   46,448
          1,800   Chicago Mercantile Exchange                                        167,850
          2,200   Commerce Bancorp, Inc.                                             133,474
            500   Commercial Capital Bancorp, Inc. *                                  10,355
            100   Community First Bankshares, Inc.                                     2,837
          6,400   CompuCredit Corp. *                                                138,624
         25,000   E*Trade Financial Corp. *                                          357,750
          1,900   East-West Bancorp, Inc.                                            100,985
          4,600   eSpeed, Inc.-Class A *                                              92,874
          3,800   Factset Research Systems, Inc.                                     139,954
          1,800   Fair Isaac Corp.                                                   107,352
          1,900   Federated Investors, Inc.-Class B                                   61,313

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

      SHARES      DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  FINANCIAL SERVICES -- CONTINUED
          5,400   First American Corp.                                               164,970
          2,300   First Niagara Financial Group, Inc.                                 33,534
          7,300   Flagstar Bancorp, Inc.                                             188,705
          7,200   Fremont General Corp.                                              161,640
          3,400   Friedman Billings Ramsey Group, Inc.-Class A                        90,508
            100   Global Payments, Inc.                                                4,326
            600   Independence Community Bank Corp.                                   23,742
          1,300   IndyMac Bancorp, Inc.                                               45,760
          1,800   Investment Technology Group, Inc. *                                 26,064
          2,000   Irwin Financial Corp.                                               59,100
            600   John H. Harland Co.                                                 18,102
         15,800   Knight Trading Group, Inc. *                                       218,988
          1,300   Mcgrath Rentcorp                                                    39,624
          3,800   New Century Financial Corp.                                        186,200
          2,500   Nuveen Investments, Inc.-Class A                                    70,300
          1,300   Provident Financial Group, Inc.                                     52,091
          7,800   Providian Financial Corp. *                                        100,854
          1,300   SEI Investments Co.                                                 46,423
          1,000   Triad Guaranty, Inc. *                                              54,960
          1,900   United Rentals, Inc. *                                              33,326
                                                                             ---------------
                                                                                   3,735,466
                                                                             ---------------

                  HEALTH CARE -- 18.0%
          8,200   Abgenix, Inc. *                                                    120,868
          3,500   Able Laboratories, Inc. *                                           64,785
          1,500   Accredo Health, Inc. *                                              53,535
          4,400   Adolor Corp. *                                                      68,332
          2,550   Advanced Neuromodulation Systems, Inc. *                           109,395
          1,900   Align Technology, Inc. *                                            37,487
          6,800   Alkermes, Inc. *                                                    96,900
          3,400   American Healthways, Inc. *                                         95,948
          3,100   American Pharmaceutical Partners, Inc. *                           110,670
          2,700   Apogent Technologies, Inc. *                                        76,140
          2,300   Aspect Medical Systems, Inc. *                                      40,020
          1,600   Bausch & Lomb, Inc.                                                 95,024

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

      SHARES      DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  HEALTH CARE -- CONTINUED
          2,300   Beckman Coulter, Inc.                                              120,934
          1,600   Biolase Technology, Inc. *                                          29,648
          5,600   BioMarin Pharmaceuticals, Inc. *                                    42,840
          1,900   Bradley Pharmaceuticals, Inc. *                                     46,740
          2,200   Celgene Corp. *                                                     90,178
          8,200   Cell Therapeutics, Inc. *                                           72,488
          3,400   Chattem, Inc. *                                                     78,302
          3,000   Cooper Cos., Inc.                                                  141,930
          2,600   Covance, Inc. *                                                     78,000
          5,850   Coventry Health Care, Inc. *                                       254,885
          2,800   Curative Health Services, Inc. *                                    33,852
          3,000   DaVita, Inc. *                                                     136,530
          1,300   Dentsply International, Inc.                                        56,953
          3,100   Digene Corp. *                                                     117,800
          9,100   Eclipsys Corp. *                                                   127,218
          2,900   Encysive Pharmaceuticals, Inc. *                                    28,072
          2,900   Endo Pharmaceuticals Holdings, Inc. *                               70,383
          1,400   Eon Labs, Inc. *                                                    81,060
          6,300   eResearch Technology, Inc. *                                       195,048
          3,000   First Health Group Corp. *                                          63,540
          3,900   Hanger Orthopedic Group, Inc. *                                     63,180
          3,400   Henry Schein, Inc. *                                               243,100
          6,400   Humana, Inc. *                                                     140,288
          1,600   Ilex Oncology, Inc. *                                               40,000
          6,900   ImClone Systems, Inc. *                                            289,662
          2,400   Impax Laboratories, Inc. *                                          51,960
          3,300   Inamed Corp. *                                                     158,070
          3,500   Invitrogen Corp. *                                                 257,950
          3,400   KOS Pharmaceuticals, Inc. *                                        149,634
          1,500   Kyphon, Inc. *                                                      37,875
          5,500   Ligand Pharmaceuticals, Inc.-Class B *                              84,645
          3,800   Lincare Holdings, Inc. *                                           122,892
          2,800   Martek Biosciences Corp. *                                         166,488
          1,500   Medicines Co. *                                                     40,740
          2,600   Mentor Corp.                                                        74,282

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

      SHARES      DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  HEALTH CARE -- CONTINUED
          3,600   MGI Pharma, Inc. *                                                 176,832
          1,500   Neurocrine Biosciences, Inc. *                                      83,400
          4,800   Odyssey HealthCare, Inc. *                                         104,160
          3,700   Omnicare, Inc.                                                     170,422
          1,700   Onyx Pharmaceuticals, Inc. *                                        62,560
          4,600   OSI Pharmaceuticals, Inc. *                                        150,650
            900   Oxford Health Plans, Inc.                                           43,164
          2,400   Patterson Dental Co. *                                             162,648
          2,400   Pediatrix Medical Group, Inc. *                                    149,400
          2,100   Pharmaceutical Resources, Inc. *                                   131,019
          2,200   PolyMedica Corp.                                                    55,902
          2,400   Priority Healthcare Corp.-Class B *                                 53,040
          2,600   Renal Care Group, Inc. *                                           121,316
          1,600   Resmed, Inc. *                                                      75,296
          8,900   Select Medical Corp.                                               142,133
          6,600   Sepracor, Inc. *                                                   187,572
          4,600   Sierra Health Services, Inc. *                                     153,778
          1,700   Stericycle, Inc. *                                                  78,608
          3,400   Steris Corp. *                                                      85,646
            200   Sybron Dental Specialties, Inc. *                                    5,682
          3,200   Synovis Life Technologies, Inc. *                                   46,752
            900   Techne Corp. *                                                      36,441
          3,700   Thoratec Corp. *                                                    48,100
          1,600   Tularik, Inc. *                                                     29,440
          3,200   United Surgical Partners International, Inc. *                     116,704
          2,378   UnitedHealth Group, Inc.                                           147,436
          1,400   Universal Health Services, Inc.-Class B                             75,502
          5,600   WebMD Corp. *                                                       47,936
                                                                             ---------------
                                                                                   7,497,810
                                                                             ---------------

                  MATERIALS & PROCESSING -- 1.6%
          3,900   Energizer Holdings, Inc. *                                         182,013
          1,000   Fluor Corp.                                                         41,230
          1,800   Jacobs Engineering Group, Inc. *                                    79,434
          3,100   Louisiana-Pacific Corp.                                             76,663

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

      SHARES      DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  MATERIALS & PROCESSING -- CONTINUED
          3,300   OM Group, Inc. *                                                   101,376
          1,100   Potlatch Corp.                                                      46,640
          1,100   Trex Co., Inc. *                                                    38,643
          4,400   WCI Communities, Inc. *                                            100,936
                                                                             ---------------
                                                                                     666,935
                                                                             ---------------

                  OTHER -- 0.4%
          2,500   FMC Corp. *                                                         93,750
          1,700   Lancaster Colony Corp.                                              72,063
                                                                             ---------------
                                                                                     165,813
                                                                             ---------------

                  OTHER ENERGY -- 2.2%
         13,900   Calpine Corp. *                                                     76,589
         14,100   Chesapeake Energy Corp.                                            180,762
          2,600   Clayton Williams Energy, Inc. *                                     85,800
         16,000   Dynegy, Inc.-Class A *                                              65,440
          1,900   Evergreen Resources, Inc. *                                         62,510
            612   Patina Oil & Gas Corp.                                              31,249
          2,500   Peabody Energy Corp.                                               107,000
          3,000   Pogo Producing Co.                                                 136,110
          2,100   Stone Energy Corp. *                                                94,584
          4,700   Vintage Petroleum, Inc.                                             68,291
                                                                             ---------------
                                                                                     908,335
                                                                             ---------------

                  PRODUCER DURABLES -- 7.2%
         18,600   American Tower Corp.-Class A *                                     205,530
          1,400   Ametek, Inc.                                                        69,510
            500   Briggs & Stratton Corp.                                             34,175
         15,000   Crown Castle International Corp. *                                 180,750
          1,100   Donaldson Co., Inc.                                                 62,733
          3,150   Engineered Support Systems, Inc.                                   164,430
          2,300   Hovnanian Enterprises, Inc. *                                      185,587
          1,900   Joy Global, Inc.                                                    52,421
            800   KB Home                                                             57,880
          6,100   Kulicke and Soffa Industries, Inc. *                                75,945

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

      SHARES      DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  PRODUCER DURABLES -- CONTINUED
          9,600   Lam Research Corp. *                                               245,472
          2,900   LTX Corp. *                                                         44,921
          1,800   Manitowoc Co.                                                       55,800
            900   MDC Holdings, Inc.                                                  63,387
          1,700   Meritage Corp. *                                                   125,936
          2,600   Metrologic Instruments, Inc. *                                      66,794
            400   NVR, Inc. *                                                        185,000
          3,700   Plantronics, Inc. *                                                147,704
         11,300   Polycom, Inc. *                                                    249,391
          3,200   Rayovac Corp. *                                                     83,136
          2,500   Ryland Group, Inc.                                                 214,300
          1,300   Tektronix, Inc.                                                     41,665
          1,700   Terex Corp. *                                                       59,551
          2,700   Toll Brothers, Inc. *                                              118,530
          1,700   Ultratech, Inc. *                                                   42,177
          2,100   Varian Semiconductor Equipment Associates, Inc. *                   85,659
          2,800   Veeco Instruments, Inc. *                                           81,676
                                                                             ---------------
                                                                                   3,000,060
                                                                             ---------------

                  TECHNOLOGY -- 23.2%
          6,700   Adaptec, Inc. *                                                     61,171
          8,800   Adtran, Inc.                                                       286,528
          3,600   Advanced Digital Information Corp. *                                45,288
          8,300   Advanced Micro Devices, Inc. *                                     124,500
         17,200   Akamai Technologies, Inc. *                                        258,000
          2,400   American Management Systems, Inc. *                                 36,696
         17,800   Amkor Technology, Inc. *                                           275,366
          1,100   Amphenol Corp.-Class A *                                            68,035
          1,000   Ansys, Inc. *                                                       40,130
          2,700   Anteon International Corp. *                                        78,975
          2,100   Artisan Components, Inc. *                                          40,047
          3,000   Aspen Technology, Inc. *                                            26,310
         12,400   Atmel Corp. *                                                       85,808
         35,500   Avaya, Inc. *                                                      608,825
          4,200   Avid Technology, Inc. *                                            178,374

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

      SHARES      DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  TECHNOLOGY -- CONTINUED
          2,500   Avnet, Inc. *                                                       58,875
          2,900   Avocent Corp. *                                                    112,143
            700   Black Box Corp.                                                     36,057
            400   CACI International, Inc.-Class A *                                  17,740
          2,400   Ceridian Corp. *                                                    45,432
          5,800   ChipPAC, Inc.-Class A *                                             49,474
          2,900   Ciber, Inc. *                                                       27,550
          5,300   Cirrus Logic, Inc. *                                                39,008
          1,700   Citrix Systems, Inc. *                                              36,006
          5,600   Cognizant Technology Solutions Corp. *                             265,664
         11,800   Compuware Corp. *                                                   92,512
         10,500   Comverse Technology, Inc. *                                        207,060
         19,300   Conexant Systems, Inc. *                                           141,855
         12,800   Cypress Semiconductor Corp. *                                      276,224
          3,600   Digital River, Inc. *                                               78,804
          1,000   Ditech Communications Corp. *                                       18,690
          5,100   eCollege.com, Inc. *                                               102,255
          4,600   Electronics for Imaging *                                          116,702
          3,400   ESS Technology *                                                    53,652
         10,400   Foundry Networks, Inc. *                                           245,440
         14,200   GlobespanVirata, Inc. *                                            125,954
            700   Harris Corp.                                                        33,075
          1,200   Hutchinson Technology, Inc. *                                       34,164
          3,400   Integrated Device Technology, Inc. *                                56,066
          1,600   International Rectifier Corp. *                                     73,856
          2,700   KVH Industries, Inc. *                                              43,848
          6,400   Lexar Media, Inc. *                                                 88,320
         18,600   LSI Logic Corp. *                                                  187,860
          4,900   Macromedia, Inc. *                                                 100,450
          6,500   Manugistics Group, Inc. *                                           47,515
         13,700   Maxtor Corp. *                                                     140,425
          7,900   McData Corp.-Class A *                                              63,674
          8,500   Mentor Graphics Corp. *                                            142,715
          2,500   Mercury Computer Systems, Inc. *                                    73,200
            400   Micros Systems, Inc. *                                              17,456

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

      SHARES      DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  TECHNOLOGY -- CONTINUED
         12,800   Microsemi Corp. *                                                  199,680
          2,200   MicroStrategy, Inc.-Class A *                                      137,368
          2,200   NCR Corp. *                                                         98,472
          3,500   Netegrity, Inc. *                                                   32,025
          4,800   Omnivision Technologies, Inc. *                                    135,600
          1,900   OSI Systems, Inc. *                                                 37,050
          1,900   Overland Storage, Inc. *                                            34,219
         11,000   PerkinElmer, Inc.                                                  229,240
          6,800   Pixelworks, Inc. *                                                 112,064
         17,500   PMC-Sierra, Inc. *                                                 348,250
            700   Radisys Corp. *                                                     14,357
          7,300   RSA Security, Inc. *                                               121,399
         15,800   Sandisk Corp. *                                                    400,688
         37,800   Sanmina-SCI Corp. *                                                479,682
            300   ScanSource, Inc. *                                                  14,298
          9,800   Scientific-Atlanta, Inc.                                           324,380
          2,500   Secure Computing Corp. *                                            36,150
          1,600   Siliconix, Inc. *                                                   75,216
         36,100   Sonus Networks, Inc. *                                             214,073
          2,100   SPSS, Inc. *                                                        42,945
          1,400   SRA International, Inc.-Class A *                                   53,900
          3,700   Storage Technology Corp. *                                         108,669
          2,550   Stratasys, Inc. *                                                   44,421
          4,400   Syntel, Inc.                                                       117,876
          4,400   Tekelec *                                                           85,228
          6,900   Trident Microsystems, Inc. *                                       112,746
          4,800   Trimble Navigation, Ltd. *                                         159,072
          1,000   UNOVA, Inc. *                                                       21,780
          6,700   Utstarcom, Inc. *                                                  221,978
         21,800   Vitesse Semiconductor Corp. *                                      174,182
                                                                             ---------------
                                                                                   9,650,782
                                                                             ---------------

                  UTILITIES -- 2.9%
         11,200   AES Corp. (The) *                                                  101,472
            600   Commonwealth Telephone Enterprises, Inc. *                          24,630

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

 SHARES / UNITS   DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  UTILITIES -- CONTINUED
          2,600   DPL, Inc.                                                           52,000
          3,500   Energen Corp.                                                      145,320
          3,000   Intrado, Inc. *                                                     59,550
          2,300   NII Holdings, Inc.-Class B *                                       249,205
          3,500   NTL, Inc. *                                                        239,960
          2,350   UGI Corp.                                                           77,785
         11,300   UnitedGlobalCom, Inc.-Class A *                                    107,237
          7,200   Western Wireless Corp.-Class A *                                   173,448
                                                                             ---------------
                                                                                   1,230,607
                                                                             ---------------

                  TOTAL COMMON STOCKS (COST $33,749,101)                          40,886,289
                                                                             ---------------

                  MUTUAL FUNDS -- 2.4%

        346,730   Dreyfus Money Market Fund (a)                                      346,730
        662,719   Merrimac Money Market Fund (a)                                     662,719
                                                                             ---------------

                  TOTAL MUTUAL FUNDS (COST $1,009,449)                             1,009,449
                                                                             ---------------

                  RIGHTS AND WARRANTS -- 0.1%

                  MEDIA - BROADCASTING & PUBLISHING -- 0.1%
            806   InterActiveCorp. Warrants, Expires 2/4/2009                         31,636
                                                                             ---------------

                  TOTAL RIGHTS AND WARRANTS (COST $5,846)                             31,636
                                                                             ---------------

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

 PAR VALUE ($)    DESCRIPTION                                                   VALUE ($)
--------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS -- 7.8%

                  CASH EQUIVALENTS -- 4.1%
      1,707,003   Harris Trust & Savings Bank Eurodollar Time Deposit,
                  1.01%, due 3/30/04 (a)                                           1,707,003
                                                                             ---------------

                  U.S. GOVERNMENT -- 0.2%
       100,000    U.S. Treasury Bill, 1.01%, due 04/22/04 (b)                         99,856
                                                                             ---------------

                  REPURCHASE AGREEMENTS -- 3.5%
     1,458,326    Citigroup Global Markets Repurchase Agreement, dated
                  2/27/04, due 3/01/04, with a maturity value of $1,458,405
                  and an effective yield of 0.65%, collateralized by a U.S.
                  Treasury Bill with a rate of 0.915%, maturity date of
                  5/20/04 and a market value, including accrued interest
                  of $1,487,639.                                                   1,458,326
                                                                             ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $3,265,185)                   3,265,185
                                                                             ---------------

                  TOTAL INVESTMENTS -- 108.5%
                  (Cost $38,029,581)                                              45,192,559

                  Other Assets and Liabilities (net) -- (8.5%)                    (3,530,951)
                                                                             ---------------

                  TOTAL NET ASSETS -- 100.0%                                 $    41,661,608
                                                                             ===============

                  NOTES TO THE SCHEDULE OF INVESTMENTS:

                  REIT - Real Estate Investment Trust

                  *   Non-income producing security.
                  (a) Represents investment of security lending
                      collateral (Note 2).
                  (b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 8).

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
   Investments, at value, including securities on loan of $2,604,817 (cost
   $38,029,581) (Note 2)                                                        $   45,192,559
   Cash                                                                                  2,083
   Receivable for investments sold                                                     918,325
   Dividends and interest receivable                                                    10,013
   Receivable for variation margin on open futures contracts (Notes 2 and 8)             3,528
   Receivable for expenses reimbursed by Manager (Note 3)                                6,667
                                                                                --------------

      Total assets                                                                  46,133,175
                                                                                --------------

LIABILITIES:
   Payable for investments purchased                                                 1,701,228
   Payable upon return of securities loaned (Note 2)                                 2,716,452
   Payable to affiliate for (Note 3):
      Management fee                                                                    10,853
      Shareholder service fee                                                            4,933
      Trustees fee                                                                          88
   Accrued expenses                                                                     38,013
                                                                                --------------

      Total liabilities                                                              4,471,567
                                                                                --------------
NET ASSETS                                                                      $   41,661,608
                                                                                ==============

NET ASSETS CONSIST OF:
   Paid-in capital                                                              $   33,638,207
   Accumulated net realized gain                                                       862,921
   Net unrealized appreciation                                                       7,160,480
                                                                                --------------
                                                                                $   41,661,608
                                                                                ==============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                                             $   41,661,608
                                                                                ==============

SHARES OUTSTANDING:
     Class III                                                                       1,912,734
                                                                                ==============

NET ASSET VALUE PER SHARE:
     Class III                                                                  $        21.78
                                                                                ==============

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $103)                                 $      137,571
   Interest (including securities lending income of $25,075)                            28,558
                                                                                --------------

      Total income                                                                     166,129
                                                                                --------------

EXPENSES:
   Management fee (Note 3)                                                             109,672
   Shareholder service fee (Note 3) - Class III                                         49,851
   Custodian and transfer agent fees                                                    37,091
   Audit and tax fees                                                                   37,846
   Legal fees                                                                              732
   Trustees fees and related expenses (Note 3)                                             737
   Registration fees                                                                     4,598
   Miscellaneous                                                                         1,120
                                                                                --------------
      Total expenses                                                                   241,647
   Fees and expenses reimbursed by Manager (Note 3)                                    (81,387)
                                                                                --------------
      Net expenses                                                                     160,260
                                                                                --------------

         Net investment income                                                           5,869
                                                                                --------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                                                    6,399,775
      Closed futures contracts                                                         178,068
                                                                                --------------

            Net realized gain                                                        6,577,843
                                                                                --------------

   Change in net unrealized appreciation (depreciation) on:

      Investments                                                                    7,454,443
      Open futures contracts                                                            (1,237)
                                                                                --------------

            Net unrealized gain                                                      7,453,206
                                                                                --------------

      Net realized and unrealized gain                                              14,031,049
                                                                                --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $   14,036,918
                                                                                ==============

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                               YEAR ENDED           YEAR ENDED
                                                                            FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                                                            -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss)                                             $           5,869    $          (8,876)
   Net realized gain (loss)                                                         6,577,843           (1,478,297)
   Change in net unrealized appreciation (depreciation)                             7,453,206           (1,379,882)
                                                                            -----------------    -----------------

   Net increase (decrease) in net assets from operations                           14,036,918           (2,867,055)
                                                                            -----------------    -----------------

Distributions to shareholders from:
   Net investment income
      Class III                                                                       (29,020)                  --
                                                                            -----------------    -----------------

   Net share transactions (Note 7):
      Class III                                                                     9,984,937            3,486,588
                                                                            -----------------    -----------------
   Increase in net assets resulting from net share transactions                     9,984,937            3,486,588
                                                                            -----------------    -----------------

      Total increase in net assets                                                 23,992,835              619,533

NET ASSETS:
   Beginning of period                                                             17,668,773           17,049,240
                                                                            -----------------    -----------------
   End of period                                                            $      41,661,608    $      17,668,773
                                                                            =================    =================

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               YEAR ENDED FEBRUARY 28/29,
                                                       --------------------------------------------------------------------
                                                          2004            2003          2002         2001++        2000++
                                                       ----------      ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    13.52      $    16.48    $    19.08    $   168.70    $   108.80
                                                       ----------      ----------    ----------    ----------    ----------

Income from investment operations:
   Net investment income (loss)                                --(c)+       (0.01)+        0.01+        (0.04)         0.10
   Net realized and unrealized gain (loss)                   8.28           (2.95)        (1.12)       (37.26)        70.20
                                                       ----------      ----------    ----------    ----------    ----------

      Total from investment operations                       8.28           (2.96)        (1.11)       (37.30)        70.30
                                                       ----------      ----------    ----------    ----------    ----------

Less distributions to shareholders:
   From net investment income                               (0.02)             --            --            --         (0.30)
   From net realized gains                                     --              --         (1.49)      (112.32)       (10.10)
                                                       ----------      ----------    ----------    ----------    ----------

      Total distributions                                   (0.02)             --         (1.49)      (112.32)       (10.40)
                                                       ----------      ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                         $    21.78      $    13.52    $    16.48    $    19.08    $   168.70
                                                       ==========      ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                            61.22%         (17.96)%       (6.36)%      (33.14)%       67.27%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                   $   41,662      $   17,669    $   17,049    $   19,957    $  137,290
   Net expenses to average daily net assets                  0.48%           0.49%         0.48%         0.48%         0.48%
   Net investment income to average daily net assets         0.02%          (0.06)%        0.07%        (0.09)%        0.09%
   Portfolio turnover rate                                     97%            116%          118%          147%          122%
   Fees and expenses reimbursed by the Manager to
    average daily net assets:                                0.24%           0.37%         0.33%         0.19%         0.11%
   Purchase and redemption fees consisted of the
    following per share amounts: (b)                   $     0.06      $     0.03    $     0.02    $     0.87           N/A

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.
(b) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(c)  Net investment income was less than $0.01.
+    Calculated using average shares outstanding throughout the period.
++ Amounts were adjusted to reflect a 1:10 reverse stock split effective December 11, 2000.

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Small Cap Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks long-term growth of capital. The Fund's benchmark is the Russell 2500 Growth Index.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION

     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FUTURES CONTRACTS

     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 8 for all open futures contracts as of February 29, 2004.

     SWAP AGREEMENTS

     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, there were no open swap agreements.

     REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for the open repurchase agreement as of February 29, 2004.

     SECURITY LENDING

     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund loaned securities having a market value of $2,604,817 collateralized by cash in the amount of $2,716,452, which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income were $29,020 and $0, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $1,667,560 and $2,068,584 of undistributed ordinary income and undistributed long-term capital gains, respectively.

     At February 29, 2004, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $1,301,640 and $1,513,997 expiring in 2010 and 2011, respectively.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

                ACCUMULATED                ACCUMULATED
             UNDISTRIBUTED NET                 NET
             INVESTMENT INCOME            REALIZED GAIN            PAID-IN CAPITAL
            --------------------       --------------------      -------------------
                 $  23,151                 $  (23,152)                  $  1

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES

     The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is substantially underweighted/overweighted in cash so that a purchase or redemption will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the years ended February 29, 2004 and February 28, 2003, the Fund received $76,859 and $25,921 in purchase premiums and $27,104 and $8,521 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .33% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $438. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $40,474,798 and $30,567,079, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                              GROSS UNREALIZED     GROSS UNREALIZED     NET UNREALIZED
           AGGREGATE COST       APPRECIATION         DEPRECIATION        APPRECIATION
          -----------------   -----------------    -----------------   -----------------
            $  38,089,596        $  8,069,658         $  (966,695)        $  7,102,963

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 61.0% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, .09% of the Fund was held by three related parties.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            YEAR ENDED                        YEAR ENDED
                                                         FEBRUARY 29, 2004                 FEBRUARY 28, 2003
                                                   ------------------------------    ------------------------------
      CLASS III:                                      SHARES           AMOUNT           SHARES            AMOUNT
                                                   -------------    -------------    -------------    -------------
      Shares sold                                        928,784    $  15,521,846          373,781    $   5,184,289
      Shares issued to shareholders in
       reinvestment of distributions                       1,050           20,632               --               --
      Shares repurchased                                (323,661)      (5,557,541)        (101,766)      (1,697,701)
                                                   -------------    -------------    -------------    -------------
      Net increase                                       606,173    $   9,984,937          272,015    $   3,486,588
                                                   =============    =============    =============    =============

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

     FINANCIAL FUTURES

       FUTURES CONTRACTS

                                                                                       NET
        NUMBER OF                                                     CONTRACT      UNREALIZED
        CONTRACTS                TYPE              EXPIRATION DATE      VALUE      DEPRECIATION
       ------------   --------------------------   ---------------   -----------   --------------
          Buys 1      Russell 2000                   March 2004       $ 292,800      $   (2,498)
                                                                                     ==========

     At February 29, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

     REPORT OF INDEPENDENT AUDITORS

     TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
     GMO SMALL CAP GROWTH FUND

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Small Cap Growth Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Boston, Massachusetts
     April 22, 2004

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions to shareholders included:
     For taxable, non-corporate shareholders, 100% of the Fund's income represents qualified dividend income subject to the 15% rate category.

     For corporate shareholders, 7.66% of the Fund's income qualified for the dividends-received deduction.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                                          TERM OF            PRINCIPAL           FUND           OTHER
                                       OFFICE(1) AND       OCCUPATION(S)       COMPLEX      DIRECTORSHIPS
NAME, ADDRESS,        POSITION(S)      LENGTH OF TIME     DURING PAST FIVE    OVERSEEN BY     HELD BY
   AND DOB          HELD WITH TRUST       SERVED               YEARS            TRUSTEE       TRUSTEE
------------------  ---------------  ------------------  ------------------  -------------  -------------
Jay O. Light        Trustee          Since May 1996      Professor of
c/o GMO Trust                                            Business                 41             *(2)
40 Rowes Wharf                                           Administration
Boston, MA 02110                                         and Senior
DOB: 10/03/1941                                          Associate Dean,
                                                         Harvard University.

Donald W.           Trustee          Since               Advisory
Glazer, Esq.                         December 2000       Counsel, Goodwin         41            None
c/o GMO Trust                                            Procter LLP;
40 Rowes Wharf                                           Secretary and
Boston, MA 02110                                         Consultant,
DOB:  07/26/1944                                         Provant, Inc.
                                                         (provider of
                                                         performance
                                                         improvement
                                                         training services
                                                         and products)
                                                         (1998 - present);
                                                         Consultant -
                                                         Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                               NUMBER OF
                                                                              PORTFOLIOS
                                                             PRINCIPAL         IN FUND         OTHER
                                      TERM OF OFFICE(1)     OCCUPATION(S)       COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,       POSITION(S)      AND LENGTH OF      DURING PAST FIVE    OVERSEEN BY      HELD BY
     AND DOB        HELD WITH TRUST    TIME SERVED             YEARS           TRUSTEE        TRUSTEE
------------------  ---------------  ------------------  ------------------  -------------  -------------
R. Jeremy           Chairman of      Since September     Chairman,
Grantham(3)         the Board of     1985.               Grantham, Mayo,          41             None
c/o GMO Trust       Trustees         President from      Van Otterloo & Co.
40 Rowes Wharf                       February 2002 -     LLC
Boston, MA 02110                     October 2002;
DOB:  10/06/1938                     President
                                     Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                  TERM OF OFFICE(4)
                            POSITION(S) HELD       AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND DOB        WITH TRUST           TIME SERVED             DURING PAST FIVE YEARS
------------------------  --------------------  ----------------------  -----------------------------
Scott Eston               President and Chief   President and Chief     Chief Financial Officer
c/o GMO Trust             Executive Officer     Executive Officer       (1997-present), Chief
40 Rowes Wharf                                  since October 2002;     Operating Officer (2000 -
Boston, MA 02110                                Vice President from     present) and Member,
DOB: 01/20/1956                                 August 1998 -           Grantham, Mayo, Van
                                                October 2002.           Otterloo & Co. LLC.

Susan Randall Harbert     Chief Financial       Chief Financial         Member, Grantham, Mayo, Van
c/o GMO Trust             Officer and           Officer since           Otterloo & Co. LLC.
40 Rowes Wharf            Treasurer             February 2000;
Boston, MA 02110                                Treasurer since
DOB: 04/25/1957                                 February 1998.

Brent Arvidson            Assistant Treasurer   Since September 1998.   Senior Fund Administrator,
c/o GMO Trust                                                           Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                                          & Co. LLC.
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.    Vice President and    Vice President since    General Counsel, Anti-Money
c/o GMO Trust             Clerk                 February 1997; Clerk    Laundering Reporting
40 Rowes Wharf                                  since March 2001 -      Officer (July 2002 -
Boston, MA 02110                                present and May 1999    February 2003) and Member,
DOB: 07/20/1965                                 - August 1999.          Grantham, Mayo, Van
                                                                        Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.  Vice President and    Vice President since    Associate General Counsel,
c/o GMO Trust             Secretary             August 1999;            Grantham, Mayo, Van
40 Rowes Wharf                                  Secretary since         Otterloo & Co. LLC (June
Boston, MA 02110                                March 2001.             1999 - present);
DOB: 02/18/1945                                                         Associate/Junior Partner,
                                                                        Hale and Dorr LLP (1991 - 1999).

Julie Perniola            Vice President and    Since February 2003.    Anti-Money Laundering
c/o GMO Trust             Anti-Money                                    Reporting Officer (February
40 Rowes Wharf            Laundering                                    2003 - present) and
Boston, MA 02110          Compliance Officer                            Compliance Officer,
DOB: 10/07/1970                                                         Grantham, Mayo, Van
                                                                        Otterloo & Co. LLC.

William L. Nemerever      Vice President        Vice President since    Member, Grantham, Mayo, Van
c/o GMO Trust                                   February 2004.          Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Active Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Real Estate Fund returned +44.6% for the fiscal year ended February 29, 2004, as compared to +46.6% for the Morgan Stanley REIT Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in REIT stocks throughout the period.

During the period, stock selection was positive in Apartment REITS, while Office-CBD selection was negative.

Underweighting Apartment shares during the fiscal year aided sector selection, but was offset by overweighting Office-CBD.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

REAL ESTATE FUND-III
As Of: 2/29/2004

   DATE                  GMO REAL ESTATE FUND           MORGAN STANLEY REIT INDEX          S&P 500 INDEX
 5/31/1996                    5,000,000                         5,000,000                     5,000,000
 6/30/1996                    5,070,000                         5,093,735                     5,019,075
 9/30/1996                    5,420,000                         5,424,355                     5,174,240
12/31/1996                    6,403,985                         6,507,615                     5,605,525
 3/31/1997                    6,470,165                         6,522,035                     5,755,780
 6/30/1997                    6,775,600                         6,843,325                     6,760,645
 9/30/1997                    7,556,465                         7,641,560                     7,267,020
12/31/1997                    7,643,295                         7,716,635                     7,475,715
 3/31/1998                    7,506,910                         7,661,075                     8,518,520
 6/30/1998                    7,092,070                         7,324,520                     8,799,820
 9/30/1998                    5,937,970                         6,549,400                     7,924,495
12/31/1998                    5,781,490                         6,412,190                     9,612,165
 3/31/1999                    5,565,535                         6,102,565                    10,091,080
 6/30/1999                    6,182,555                         6,707,395                    10,802,325
 9/30/1999                    5,524,690                         6,165,975                    10,127,785
12/31/1999                    5,511,970                         6,120,380                    11,634,715
 3/31/2000                    5,648,470                         6,283,040                    11,901,490
 6/30/2000                    6,330,965                         6,934,735                    11,585,385
 9/30/2000                    6,814,825                         7,476,365                    11,473,160
12/31/2000                    7,101,050                         7,761,390                    10,575,450
 3/31/2001                    7,046,530                         7,723,855                     9,321,680
 6/30/2001                    7,837,050                         8,567,475                     9,867,235
 9/30/2001                    7,511,320                         8,345,225                     8,418,905
12/31/2001                    7,790,655                         8,757,280                     9,318,475
 3/31/2002                    8,498,895                         9,484,050                     9,344,175
 6/30/2002                    8,849,440                         9,943,395                     8,092,235
 9/30/2002                    7,983,095                         9,059,695                     6,694,230
12/31/2002                    7,959,925                         9,076,450                     7,259,070
 3/31/2003                    7,989,735                         9,173,365                     7,030,390
 6/30/2003                    8,966,095                        10,332,335                     8,112,640
 9/30/2003                    9,756,445                        11,334,375                     8,327,265
12/31/2003                   10,654,480                        12,411,485                     9,340,855
 2/29/2004                   11,302,545                        13,172,185                     9,644,955

Average Annual Returns
Inception                                 5/31/1996

 1YR                            5YR                     10YR(ITD)
44.56                          14.94                      11.1

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES     DESCRIPTION                                                                  VALUE ($)
--------------------------------------------------------------------------------------------------------
               REAL ESTATE INVESTMENTS -- 95.8%

               REAL ESTATE INVESTMENT TRUSTS -- 95.8%

               APARTMENTS -- 15.6%
      15,900   AMLI Residential Properties Trust                                                 455,536
      33,900   Apartment Investment & Management Co, Class A                                   1,098,360
     233,200   Archstone-Smith Trust                                                           6,529,600
      19,000   Associated Estates Realty Corp                                                    156,940
      55,500   Avalonbay Communities Inc                                                       2,796,090
      50,000   BRE Properties Inc                                                              1,635,000
      25,800   Camden Property Trust                                                           1,127,460
      35,100   Cornerstone Realty Income Trust                                                   318,006
     298,200   Equity Residential Properties Trust                                             8,871,450
      16,100   Essex Property Trust Inc                                                        1,013,817
      21,100   Gables Residential Trust                                                          740,188
      20,500   Home Properties of NY Inc                                                         831,275
      23,300   Investors Real Estate Trust                                                       236,961
       9,400   Mid America Apartment Community                                                   337,084
      52,800   Post Properties                                                                 1,505,856
      27,300   Summit Properties Inc                                                             607,425
      17,600   Town & Country Trust                                                              458,480
      60,100   United Dominion Realty Trust Inc                                                1,134,086
                                                                                        ----------------
                                                                                              29,853,614
                                                                                        ----------------

               DIVERSIFIED -- 6.4%
      17,800   Colonial Properties Trust                                                         711,644
      36,700   Cousins Properties Inc                                                          1,126,690
      45,000   Crescent Real Estate Equities                                                     797,400
      13,400   Glenborough Realty Trust Inc                                                      281,400
      20,300   Pennsylvania Real Estate                                                          739,935
     131,100   Vornado Realty Trust                                                            7,459,590
      34,400   Washington Real Estate Investment Trust                                         1,047,480
                                                                                        ----------------
                                                                                              12,164,139
                                                                                        ----------------

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES     DESCRIPTION                                                                  VALUE ($)
--------------------------------------------------------------------------------------------------------
               HEALTH CARE -- 5.9%
      47,200   Health Care Inc                                                                 1,782,272
      50,500   Health Care Property Investors Inc                                              2,811,840
      44,200   Healthcare Realty Trust Inc                                                     1,761,370
      68,000   Nationwide Health Properties                                                    1,431,400
      69,300   Senior Housing Properties Trust                                                 1,285,515
      12,400   Universal Health Realty Income                                                    417,260
      68,200   Ventas Inc                                                                      1,803,890
                                                                                        ----------------
                                                                                              11,293,547
                                                                                        ----------------

               HOTELS -- 4.1%
      12,000   Boykin Lodging Co                                                                 110,760
      21,300   Equity Inns Inc                                                                   196,812
      26,600   Felcor Lodging Trust Inc *                                                        285,684
      70,000   Hospitality Properties Trust                                                    3,045,000
     123,600   Host Marriott Corp *                                                            1,502,976
      23,300   Innkeepers USA Trust                                                              209,700
      11,800   Lasalle Hotel Properties                                                          241,310
      22,400   Meristar Hospitality Corp *                                                       140,000
      46,400   Starwood Hotels & Resorts Worldwide, Inc.                                       1,810,064
      21,700   Winston Hotels Inc                                                                229,586
                                                                                        ----------------
                                                                                               7,771,892
                                                                                        ----------------

               INDUSTRIAL -- 5.5%
      59,200   AMB Property Corp                                                               2,096,864
      12,000   Centerpoint Properties Corp                                                       928,200
      11,800   Eastgroup Properties Inc                                                          398,250
      29,400   First Industrial Realty Trust                                                   1,105,440
      25,800   Keystone Property Trust                                                           580,500
     166,600   Prologis                                                                        5,519,458
                                                                                        ----------------
                                                                                              10,628,712
                                                                                        ----------------

               MANUFACTURED HOUSING -- 0.7%
       6,600   American Land Lease Inc                                                           139,590
      17,200   Manufactured Home Communities                                                     575,340

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES     DESCRIPTION                                                                  VALUE ($)
--------------------------------------------------------------------------------------------------------
               MANUFACTURED HOUSING -- CONTINUED
      14,500   Sun Communities Inc                                                               596,675
       4,200   United Mobile Homes Inc                                                            70,686
                                                                                        ----------------
                                                                                               1,382,291
                                                                                        ----------------

               OFFICE CENTRAL BUSINESS DISTRICT -- 10.6%
      97,700   Boston Properties Inc                                                           5,005,171
     440,700   Equity Office Properties Trust                                                 12,577,578
      30,500   SL Green Realty Corp                                                            1,342,000
      84,900   Trizec Properties Inc                                                           1,382,172
                                                                                        ----------------
                                                                                              20,306,921
                                                                                        ----------------

               OFFICE SUBURBAN -- 12.4%
      18,200   Alexandria Real Estate Equity Inc                                               1,117,116
      42,500   Arden Realty Group Inc                                                          1,343,000
      19,400   Bedford Property Investors                                                        596,550
      43,300   Brandywine Realty Trust                                                         1,234,050
      32,900   CarrAmerica Realty Corp                                                         1,059,380
      18,600   Corporate Office Properties                                                       428,544
      97,400   Duke Realty Investments                                                         3,155,760
      17,800   Great Lakes Inc                                                                   271,094
      22,400   Highwood Properties Inc                                                           577,248
     185,400   HRPT Properties Trust                                                           2,054,232
      35,400   Kilroy Realty Corp                                                              1,182,360
      13,600   Koger Equity Inc                                                                  323,000
      90,500   Liberty Property Trust                                                          3,826,340
      74,600   Mack-Cali Realty Corp                                                           3,174,976
      17,600   Mission West Properties                                                           232,320
       8,400   Parkway Properties Inc                                                            397,320
      37,800   Prentiss Properties Trust                                                       1,317,330
      15,500   PS Business Parks Inc                                                             705,250
      29,200   Reckson Associates Realty Corp                                                    781,976
                                                                                        ----------------
                                                                                              23,777,846
                                                                                        ----------------

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES     DESCRIPTION                                                                  VALUE ($)
--------------------------------------------------------------------------------------------------------
               OUTLETS -- 1.4%
      40,700   Chelsea Property Group Inc                                                      2,415,545
       6,200   Tanger Factory Outlet Centers Inc                                                 262,818
                                                                                        ----------------
                                                                                               2,678,363
                                                                                        ----------------

               REGIONAL MALLS -- 14.4%
      33,700   CBL & Associates Properties Inc                                                 1,939,435
     239,000   General Growth Properties                                                       7,471,140
      22,700   Glimcher Realty Trust                                                             584,979
      51,100   Macerich Co                                                                     2,524,340
      48,800   Mills Corp                                                                      2,433,168
     136,200   Simon Property Group Inc                                                        7,421,538
      16,600   Taubman Centers Inc                                                               395,080
      97,000   The Rouse Co                                                                    4,850,000
                                                                                        ----------------
                                                                                              27,619,680
                                                                                        ----------------

               SHOPPING CENTERS -- 11.6%
      12,400   Acadia Realty Trust                                                               171,244
      80,000   Developers Diversified Realty Corp                                              2,941,600
      85,400   Equity One Inc                                                                  1,597,834
      31,300   Federal Realty Investment Trust                                                 1,325,555
      22,800   Heritage Property Investment Trust                                                678,528
     126,600   Kimco Realty Corp                                                               5,943,870
      11,400   Kramont Realty Trust                                                              224,238
      81,300   New Plan Excel Realty Trust                                                     2,111,361
      40,100   Pan Pacific Retail Property Inc                                                 1,984,950
       6,400   Ramco-Gershenson Properties                                                       179,008
      62,100   Regency Centers Corp                                                            2,605,095
      13,200   Saul Centers Inc                                                                  368,016
       7,700   Urstadt Biddle Properties Inc                                                     113,498
      40,800   Weingarten Realty                                                               2,021,640
                                                                                        ----------------
                                                                                              22,266,437
                                                                                        ----------------

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES     DESCRIPTION                                                                  VALUE ($)
--------------------------------------------------------------------------------------------------------
               STORAGE -- 3.6%
      97,600   Public Storage Inc                                                              4,658,448
      40,700   Shurgard Storage Centers Inc                                                    1,516,075
      17,200   Sovran Self Storage                                                               652,740
                                                                                        ----------------
                                                                                               6,827,263
                                                                                        ----------------

               TRIPLE NET -- 3.6%
      34,400   Capital Automotive                                                              1,174,416
      53,000   Commercial Net Lease Realty                                                     1,025,550
       7,200   Correctional Properties Trust                                                     206,640
      25,500   Corrections Corporation of America *                                              856,035
      17,400   Entertainment Properties Trust                                                    660,330
      21,800   Getty Realty Corp                                                                 583,150
      39,700   Lexington Corporate Properties Trust                                              843,228
      33,200   Realty Income Corp                                                              1,437,560
       6,900   U.S. Restaurant Properties Inc                                                    129,030
                                                                                        ----------------
                                                                                               6,915,939
                                                                                        ----------------

               TOTAL REAL ESTATE INVESTMENT TRUSTS
               (COST $145,548,866)                                                           183,486,644
                                                                                        ----------------

               TOTAL REAL ESTATE INVESTMENTS
               (COST $145,548,866)                                                           183,486,644
                                                                                        ----------------

               MUTUAL FUNDS -- 2.1%

      19,600   IShares Dow Jones US Real Estate Index Fund                                     2,061,332
     704,123   Dreyfus Money Market Fund (a)                                                     704,123
   1,345,817   Merrimac Money Market Fund (a)                                                  1,345,817
                                                                                        ----------------

               TOTAL MUTUAL FUNDS (COST $4,103,597)                                            4,111,272
                                                                                        ----------------

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

PAR VALUE ($)  DESCRIPTION                                                                  VALUE ($)
--------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 4.4%

               CASH EQUIVALENTS -- 1.8%
   3,466,500   Harris Trust & Savings Bank Eurodollar Time Deposit, 1.01%,
               due 3/30/04 (a)                                                                 3,466,500
                                                                                        ----------------

               REPURCHASE AGREEMENTS -- 2.6%
   4,886,969   Citigroup Global Markets Repurchase Agreement,
               dated 2/27/04, due 3/01/04, with a maturity value
               of $4,887,234 and an effective yield of 0.65%,
               collateralized by a U.S. Treasury Bill with a rate
               of 0.915%, a maturity date of 5/20/04 and a market
               value of $4,985,198.                                                            4,886,969
                                                                                        ----------------

               TOTAL SHORT-TERM INVESTMENTS (COST $8,353,469)                                  8,353,469
                                                                                        ----------------

               TOTAL INVESTMENTS -- 102.3%
               (Cost $158,005,932)                                                           195,951,385

               Other Assets and Liabilities (net) -- (2.3%)                                   (4,493,389)
                                                                                        ----------------

               TOTAL NET ASSETS -- 100.0%                                               $    191,457,996
                                                                                        ================

               NOTES TO THE SCHEDULE OF INVESTMENTS:

               *   Non-income producing security.
               (a) Represents investment of security lending collateral
                   (Note 2).

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
   Investments, at value, including securities on loan of $5,361,975 (cost $158,005,932) (Note 2)      $    195,951,385
   Cash                                                                                                           1,114
   Receivable for investments sold                                                                            5,886,297
   Receivable for Fund shares sold                                                                              427,985
   Dividends and interest receivable                                                                            161,021
   Receivable for expenses reimbursed by Manager (Note 3)                                                        45,686
                                                                                                       ----------------
       Total assets                                                                                         202,473,488
                                                                                                       ----------------

LIABILITIES:
   Payable for investments purchased                                                                          4,349,486
   Payable upon return of securities loaned (Note 2)                                                          5,516,440
   Payable for Fund shares repurchased                                                                        1,000,000
   Payable to affiliate for (Note 3):
       Management fee                                                                                            80,010
       Shareholder service fee                                                                                   22,225
       Trustees fee                                                                                                 309
   Accrued expenses                                                                                              47,022
                                                                                                       ----------------

       Total liabilities                                                                                     11,015,492
                                                                                                       ----------------
NET ASSETS                                                                                             $    191,457,996
                                                                                                       ================

NET ASSETS CONSIST OF:
   Paid-in capital                                                                                     $    171,746,035
   Accumulated undistributed net investment income                                                            4,789,446
   Accumulated net realized loss                                                                            (23,022,938)
   Net unrealized appreciation                                                                               37,945,453
                                                                                                       ----------------
                                                                                                       $    191,457,996
                                                                                                       ================

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                                                                    $    191,457,996
                                                                                                       ================

SHARES OUTSTANDING:
   Class III                                                                                                 13,072,930
                                                                                                       ================

NET ASSET VALUE PER SHARE:
   Class III                                                                                           $          14.65
                                                                                                       ================

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
   Dividends                                                                                           $      9,200,290
   Interest (including securities lending income of $2,365)                                                      19,350
                                                                                                       ----------------

       Total income                                                                                           9,219,640
                                                                                                       ----------------

EXPENSES:
   Management fee (Note 3)                                                                                      970,641
   Shareholder service fee (Note 3) - Class III                                                                 269,622
   Custodian and transfer agent fees                                                                             52,519
   Audit and tax fees                                                                                            43,671
   Legal fees                                                                                                    11,488
   Trustees fees and related expenses (Note 3)                                                                    3,481
   Registration fees                                                                                              9,243
   Miscellaneous                                                                                                  8,179
                                                                                                       ----------------
       Total expenses                                                                                         1,368,844
   Fees and expenses reimbursed by Manager (Note 3)                                                            (433,696)
                                                                                                       ----------------
       Net expenses                                                                                             935,148
                                                                                                       ----------------

         Net investment income                                                                                8,284,492
                                                                                                       ----------------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                                                          18,615,586
                                                                                                       ----------------

   Change in net unrealized appreciation (depreciation) on investments                                       38,285,209
                                                                                                       ----------------

       Net realized and unrealized gain                                                                      56,900,795
                                                                                                       ----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $     65,185,287
                                                                                                       ================

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       YEAR ENDED            YEAR ENDED
                                                                                    FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                                                                   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                                           $        8,284,492    $        9,628,263
   Net realized gain (loss)                                                                18,615,586           (15,461,070)
   Change in net unrealized appreciation (depreciation)                                    38,285,209            (3,555,069)
                                                                                   ------------------    ------------------

   Net increase (decrease) in net assets from operations                                   65,185,287            (9,387,876)
                                                                                   ------------------    ------------------

Distributions to shareholders from:
   Net investment income
       Class III                                                                           (6,612,628)           (9,424,727)
                                                                                   ------------------    ------------------

   Net share transactions (Note 7):
       Class III                                                                           (9,370,702)          (31,537,654)
                                                                                   ------------------    ------------------
   Decrease in net assets resulting from net share transactions                            (9,370,702)          (31,537,654)
                                                                                   ------------------    ------------------

       Total increase (decrease) in net assets                                             49,201,957           (50,350,257)

NET ASSETS:
   Beginning of period                                                                    142,256,039           192,606,296
                                                                                   ------------------    ------------------
   End of period (including accumulated undistributed net investment
     income of $4,789,446 and $4,999,289, respectively)                            $      191,457,996    $      142,256,039
                                                                                   ==================    ==================

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                          --------------------------------------------------------------------
                                                            2004           2003           2002           2001          2000
                                                          ---------      ---------      ---------      ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD                      $   10.49      $   11.17      $   10.31      $    8.26     $    9.13
                                                          ---------      ---------      ---------      ---------     ---------

Income from investment operations:
   Net investment income                                       0.58+          0.50+          0.56+          0.60          0.51+
   Net realized and unrealized gain (loss)                     4.01          (0.71)          0.84           1.92         (0.87)
                                                          ---------      ---------      ---------      ---------     ---------

       Total from investment operations                        4.59          (0.21)          1.40           2.52         (0.36)
                                                          ---------      ---------      ---------      ---------     ---------

Less distributions to shareholders:
   From net investment income                                 (0.43)         (0.47)         (0.54)         (0.47)        (0.51)
                                                          ---------      ---------      ---------      ---------     ---------

       Total distributions                                    (0.43)         (0.47)         (0.54)         (0.47)        (0.51)
                                                          ---------      ---------      ---------      ---------     ---------
NET ASSET VALUE, END OF PERIOD                            $   14.65      $   10.49      $   11.17      $   10.31     $    8.26
                                                          =========      =========      =========      =========     =========
TOTAL RETURN (a)                                              44.56%         (2.16)%        13.73%         30.86%        (4.69)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                      $ 191,458      $ 142,256      $ 192,606      $ 133,420     $ 120,508
   Net expenses to average daily net assets                    0.52%          0.69%          0.69%          0.69%         0.69%
   Net investment income to average daily net assets           4.61%          4.47%          5.18%          5.85%         5.64%
   Portfolio turnover rate                                       56%            61%             6%            11%           13%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                 0.24%          0.04%          0.05%          0.05%         0.06%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+   Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Real Estate Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in publicly traded real estate stocks with market capitalizations greater than $100 million, primarily real estate investment trusts ("REITs"). REITs are managed vehicles that invest in real estate, real estate-related assets and other real-estate related companies. The Fund's benchmark is the Morgan Stanley REIT Index.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At February 29, 2004, the Fund held no open futures contracts.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for the open repurchase agreement as of February 29, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund loaned securities having a market value of $5,361,975, collateralized by cash in the amount of $5,516,440, which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income was $6,612,628 and $9,424,727, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $4,789,446 of undistributed ordinary income.

     At February 29, 2004, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $1,159,465, $15,979,464, $3,875,337 and $323,175 expiring in 2007, 2008,
     2009 and 2010, respectively.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

        ACCUMULATED                ACCUMULATED
     UNDISTRIBUTED NET                 NET
     INVESTMENT INCOME            REALIZED LOSS             PAID-IN CAPITAL
     -----------------            -------------             ---------------
       $ (1,881,707)               $ 1,881,711                  $  (4)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in REITs rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real-estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate value and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. For the period from June 30, 2003 through February 29, 2004, GMO had temporarily agreed to waive .21% of the Fund's management fee. This waiver remains in effect. For the period from May 2, 2003 through June 29, 2003, GMO had temporarily agreed to waive .15% of the Fund's management fee. Prior to May 2, 2003, GMO did not waive any of the Fund's management fee. This waiver is in addition to the Manager's contractual agreement to reimburse the Fund with respect to certain Fund expenses through June 30, 2004 as described below. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .54% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $2,019. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $96,074,149 and $101,404,055, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                       GROSS UNREALIZED    GROSS UNREALIZED    NET UNREALIZED
     AGGREGATE COST      APPRECIATION        DEPRECIATION       APPRECIATION
     --------------    ----------------    ----------------    --------------
     $  159,691,429      $ 36,585,021        $  (325,065)       $ 36,259,956

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDER

     At February 29, 2004, 35.7% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund. At February 29, 2004, 4.88% of the Fund was held by sixteen related parties.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                              YEAR ENDED                           YEAR ENDED
                                                           FEBRUARY 29, 2004                    FEBRUARY 28, 2003
                                                 -----------------------------------   -----------------------------------
     CLASS III:                                       SHARES             AMOUNT             SHARES             AMOUNT
                                                 ----------------   ----------------   ----------------   ----------------
     Shares sold                                        9,152,479   $    115,177,669          8,496,059   $     98,980,288
     Shares issued to shareholders
           in reinvestment of distributions               412,921          5,097,864            608,527          6,861,914
     Shares repurchased                               (10,050,988)      (129,646,235)       (12,782,580)      (137,379,856)
                                                 ----------------   ----------------   ----------------   ----------------
     Net decrease                                        (485,588)  $     (9,370,702)        (3,677,994)  $    (31,537,654)
                                                 ================   ================   ================   ================

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO REAL ESTATE FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Real Estate Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions to shareholders included:
     For corporate shareholders, 0.01% of the Fund's income qualified for the dividends-received deduction.

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                       PRINCIPAL             FUND           OTHER
                                             TERM OF OFFICE(1)       OCCUPATION(S)          COMPLEX     DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S)      AND LENGTH OF          DURING PAST         OVERSEEN BY      HELD BY
        AND DOB             HELD WITH TRUST     TIME SERVED           FIVE YEARS            TRUSTEE        TRUSTEE
--------------------------  ---------------  -----------------  -----------------------  -------------  -------------
Jay O. Light                Trustee          Since May 1996     Professor of Business          41            *(2)
c/o GMO Trust                                                   Administration and
40 Rowes Wharf                                                  Senior Associate Dean,
Boston, MA 02110                                                Harvard University.
DOB: 10/03/1941

Donald W. Glazer, Esq.      Trustee          Since December     Advisory Counsel,              41            None
c/o GMO Trust                                2000               Goodwin Procter LLP;
40 Rowes Wharf                                                  Secretary and
Boston, MA 02110                                                Consultant, Provant,
DOB: 07/26/1944                                                 Inc. (provider of
                                                                performance improvement
                                                                training services and
                                                                products)(1998 -
                                                                present); Consultant -
                                                                Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
    Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                       PRINCIPAL             FUND           OTHER
                                             TERM OF OFFICE(1)       OCCUPATION(S)          COMPLEX     DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S)      AND LENGTH OF          DURING PAST         OVERSEEN BY      HELD BY
        AND DOB             HELD WITH TRUST     TIME SERVED           FIVE YEARS            TRUSTEE        TRUSTEE
--------------------------  ---------------  -----------------  -----------------------  -------------  -------------
R. Jeremy Grantham(3)       Chairman of the  Since September    Chairman, Grantham,
c/o GMO Trust               Board of         1985.              Mayo, Van Otterloo &           41            None
40 Rowes Wharf              Trustees         President from     Co. LLC
Boston, MA 02110                             February 2002 -
DOB: 10/06/1938                              October 2002;
                                             President
                                             Quantitative from
                                             September 1985 -
                                             February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                          TERM OF OFFICE(4)
                              POSITION(S) HELD              AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS, AND DOB          WITH TRUST                  TIME SERVED                       DURING PAST FIVE YEARS
-------------------------  ----------------------   ------------------------------   ------------------------------------------
Scott Eston                President and Chief      President and Chief Executive    Chief Financial Officer (1997-present),
c/o GMO Trust              Executive Officer        Officer since October 2002;      Chief Operating Officer (2000 - present)
40 Rowes Wharf                                      Vice President from August       and Member, Grantham, Mayo, Van Otterloo &
Boston, MA 02110                                    1998 - October 2002.             Co. LLC.
DOB: 01/20/1956

Susan Randall Harbert      Chief Financial          Chief Financial Officer since    Member, Grantham, Mayo, Van Otterloo & Co.
c/o GMO Trust              Officer and Treasurer    February 2000; Treasurer since   LLC.
40 Rowes Wharf                                      February 1998.
Boston, MA 02110
DOB: 04/25/1957

Brent Arvidson             Assistant Treasurer      Since September 1998.            Senior Fund Administrator, Grantham, Mayo,
c/o GMO Trust                                                                        Van Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.     Vice President and       Vice President since February    General Counsel, Anti-Money Laundering
c/o GMO Trust              Clerk                    1997; Clerk since March 2001 -   Reporting Officer (July 2002 - February
40 Rowes Wharf                                      present and May 1999 - August    2003) and Member, Grantham, Mayo, Van
Boston, MA 02110                                    1999.                            Otterloo & Co. LLC.
DOB: 07/20/1965

Elaine M. Hartnett, Esq.   Vice President and       Vice President since August      Associate General Counsel, Grantham, Mayo,
c/o GMO Trust              Secretary                1999; Secretary since March      Van Otterloo & Co. LLC (June 1999 -
40 Rowes Wharf                                      2001.                            present);  Associate/Junior Partner, Hale
Boston, MA 02110                                                                     and Dorr LLP (1991 - 1999).
DOB: 02/18/1945

Julie Perniola             Vice President and       Since February 2003.             Anti-Money Laundering Reporting Officer
c/o GMO Trust              Anti-Money Laundering                                     (February 2003 - present) and Compliance
40 Rowes Wharf             Compliance Officer                                        Officer, Grantham, Mayo, Van Otterloo &
Boston, MA 02110                                                                     Co. LLC.
DOB: 10/07/1970

William L. Nemerever       Vice President           Vice President since February    Member, Grantham, Mayo, Van Otterloo & Co.
c/o GMO Trust                                       2004.                            LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Tax-Managed U.S. Equities Fund returned +36.2% for the fiscal year ended February 29, 2004, as compared to +38.5% for the S&P 500. On an after-tax basis, the Fund returned +35.9% compared to the benchmark's +38.3% for the same period. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

The portfolio's underperformance for the fiscal year is primarily attributed to sector selection, where an overweight of healthcare, the worst performing sector, proved costly. An underweight in consumer discretionary and materials processing stocks, and an overweight in utilities also detracted from relative performance.

Stock selection within sectors had mixed results for the year. Selection within technology was ineffective, as overweights in Intel and Oracle detracted from relative performance. Selection within consumer discretionary and producer durable stocks was strong.

For the year, both the intrinsic value and price-to-normalized stock selection strategies added value, while the price momentum strategy underperformed.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

TAX-MANAGED U.S. EQUITIES FUND-III
As Of: 2/29/2004

     DATE         GMO TAX-MANAGED U.S. EQUITIES FUND*       S&P 500 INDEX*
   7/23/1998                   5,000,000                       5,000,000
   9/30/1998                   4,755,000                       4,476,450
  12/31/1998                   5,479,815                       5,429,795
   3/31/1999                   5,484,850                       5,700,330
   6/30/1999                   5,995,455                       6,102,105
   9/30/1999                   5,534,650                       5,721,065
  12/31/1999                   6,409,380                       6,572,310
   3/31/2000                   6,837,350                       6,723,005
   6/30/2000                   6,544,815                       6,544,440
   9/30/2000                   6,915,730                       6,481,045
  12/31/2000                   6,614,815                       5,973,940
   3/31/2001                   5,909,580                       5,265,700
   6/30/2001                   6,183,140                       5,573,875
   9/30/2001                   5,512,935                       4,755,730
  12/31/2001                   5,968,620                       5,263,885
   3/31/2002                   6,057,235                       5,278,405
   6/30/2002                   5,303,930                       4,571,200
   9/30/2002                   4,373,825                       3,781,485
  12/31/2002                   4,793,450                       4,100,555
   3/31/2003                   4,524,215                       3,971,375
   6/30/2003                   5,279,525                       4,582,725
   9/30/2003                   5,340,410                       4,703,965
  12/31/2003                   6,000,505                       5,276,530
   2/29/2004                   6,198,560                       5,448,310

Average Annual Returns
Inception                            7/23/1998

        1YR                     5YR           10YR(ITD)
       36.21                    2.9             3.91

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

* Returns are before taxes.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES           DESCRIPTION                                      VALUE ($)
--------------------------------------------------------------------------------
                    COMMON STOCKS -- 98.8%

                    AUTO & TRANSPORTATION -- 2.9%
    4,600           Burlington Northern Santa Fe Corp.                   148,028
    1,900           CSX Corp.                                             59,907
    6,100           Delphi Corp.                                          62,220
   24,769           Ford Motor Co.                                       340,574
   15,741           General Motors Corp.                                 757,457
    5,600           Harley-Davidson, Inc.                                297,472
    1,200           Lear Corp.                                            73,956
    1,500           Paccar, Inc.                                          83,115
                                                                  --------------
                                                                       1,822,729
                                                                  --------------

                    CONSUMER DISCRETIONARY -- 14.6%
    3,500           Abercrombie & Fitch Co.-Class A *                    110,355
    5,000           Amazon.com, Inc. *                                   215,750
    2,300           Apollo Group, Inc.-Class A *                         175,145
    3,000           Autonation, Inc. *                                    50,040
    7,800           Best Buy Co., Inc.                                   415,350
      400           Black & Decker Corp.                                  20,616
    1,500           CDW Corp.                                            103,770
    8,700           Comcast Corp.-Class A *                              254,214
    1,700           Convergys Corp. *                                     27,642
    2,800           Dollar Tree Stores, Inc. *                            86,520
    9,000           Eastman Kodak Co.                                    256,860
    6,700           eBay, Inc. *                                         461,362
    5,700           EchoStar Communications Corp.-Class A *              205,884
    6,100           Federated Department Stores                          319,457
   55,800           Home Depot, Inc.                                   2,026,098
    4,200           InterActiveCorp *                                    136,794
    5,200           International Game Technology                        204,048
    2,500           JC Penney Co., Inc. Holding Co.                       77,175
    5,700           Jones Apparel Group, Inc.                            212,610
    2,300           Kimberly Clark Corp.                                 148,764
   16,300           Liberty Media Corp.-Class A *                        185,820
    2,300           Liz Claiborne, Inc.                                   84,870
    5,000           May Department Stores Co. (The)                      176,100

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES           DESCRIPTION                                      VALUE ($)
--------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- CONTINUED
   15,200           McDonald's Corp.                                     430,160
    1,700           Mohawk Industries, Inc. *                            141,610
    1,300           Nike, Inc.-Class B                                    95,225
      900           Omnicom Group                                         73,620
    1,200           Outback Steakhouse, Inc.                              58,068
    4,300           Ross Stores, Inc.                                    137,815
    1,400           RR Donnelley & Sons Co.                               44,464
    3,300           Sabre Holdings Corp.                                  74,877
    8,800           Sears Roebuck & Co.                                  413,688
    5,000           Target Corp.                                         219,800
   45,400           Time Warner, Inc. *                                  783,150
    3,900           Toys R Us, Inc. *                                     61,230
      800           VF Corp.                                              35,944
    1,000           Whirlpool Corp.                                       72,940
    8,500           Yahoo!, Inc. *                                       377,400
    1,700           Yum! Brands, Inc. *                                   62,951
                                                                  --------------
                                                                       9,038,186
                                                                  --------------

                    CONSUMER STAPLES -- 4.2%
    8,200           Albertson's, Inc.                                    202,868
   26,000           Altria Group, Inc.                                 1,496,300
      800           Campbell Soup Co.                                     22,368
    1,300           H.J. Heinz Co.                                        49,673
    7,800           Kroger Co. *                                         149,916
   16,600           Safeway, Inc. *                                      379,642
    7,200           Sara Lee Corp.                                       157,104
      900           Supervalu, Inc.                                       25,470
    4,900           Tyson Foods, Inc.-Class A                             77,812
    1,500           UST, Inc.                                             57,120
                                                                  --------------
                                                                       2,618,273
                                                                  --------------

                    FINANCIAL SERVICES -- 20.9%
    7,000           Allstate Corp. (The)                                 319,410
    3,150           AMBAC Financial Group, Inc.                          246,330
    3,900           Ameritrade Holding Corp. *                            63,492
    1,300           Arthur J. Gallagher & Co.                             43,745

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES           DESCRIPTION                                      VALUE ($)
--------------------------------------------------------------------------------
                    FINANCIAL SERVICES -- CONTINUED
    2,900           Bank of America Corp.                                237,568
    1,900           Bank of New York Co. (The), Inc.                      62,700
    1,100           Bank One Corp.                                        59,378
    2,000           Bear Stearns Cos. (The), Inc.                        175,680
    5,600           Capital One Financial Corp.                          396,032
    5,000           Cigna Corp.                                          277,150
   23,300           Citigroup, Inc.                                    1,171,058
    2,200           CNA Financial Corp. *                                 60,500
    3,500           Comerica, Inc.                                       201,390
    4,266           Countrywide Financial Corp.                          390,894
    7,300           E*Trade Financial Corp. *                            104,463
      800           Fair Isaac Corp.                                      47,712
   16,000           Fannie Mae                                         1,198,400
    5,857           Fidelity National Financial, Inc.                    229,067
    3,400           First Data Corp.                                     139,332
   10,110           FleetBoston Financial Corp.                          455,253
    2,900           Franklin Resources, Inc.                             163,850
    8,200           Freddie Mac                                          507,744
      400           Golden West Financial Corp.                           46,168
    1,350           Greenpoint Financial Corp.                            58,887
    2,800           Hartford Financial Services Group, Inc.              183,400
    1,900           Janus Capital Group, Inc.                             32,528
    3,500           John Hancock Financial Services, Inc.                147,490
   30,610           JP Morgan Chase & Co.                              1,255,622
    3,800           KeyCorp                                              123,196
    1,100           Lehman Brothers Holdings, Inc.                        95,381
    4,700           Lincoln National Corp.                               218,221
    5,600           Loews Corp.                                          337,624
    1,200           Marsh & McLennan Cos., Inc.                           57,588
    3,000           MBIA, Inc.                                           197,370
   11,800           MBNA Corp.                                           322,494
    1,500           Mellon Financial Corp.                                48,570
    4,900           Merrill Lynch & Co., Inc.                            299,929
    3,600           Metlife, Inc.                                        126,540
    4,200           MGIC Investment Corp.                                277,956
    9,100           Morgan Stanley                                       543,816

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES           DESCRIPTION                                      VALUE ($)
--------------------------------------------------------------------------------
                    FINANCIAL SERVICES -- CONTINUED
    3,500           National City Corp.                                  124,950
    4,050           Old Republic International Corp.                      95,580
    4,200           PMI Group (The), Inc.                                166,320
    2,800           PNC Financial Services Group, Inc.                   164,136
    3,100           Radian Group, Inc.                                   135,470
      700           Regions Financial Corp.                               25,830
    3,000           SEI Investments Co.                                  107,130
      800           Sovereign Bancorp, Inc.                               17,720
    1,600           Suntrust Banks, Inc.                                 115,696
    1,500           T. Rowe Price Group, Inc.                             78,885
    3,700           Torchmark Corp.                                      192,844
    1,600           Total System Services, Inc.                           33,968
    6,300           Travelers Property Casualty Corp.-Class A            114,408
    8,200           UnumProvident Corp.                                  121,524
    3,700           Wachovia Corp.                                       177,489
    8,800           Washington Mutual, Inc.                              395,472
                                                                  --------------
                                                                      12,991,350
                                                                  --------------

                    HEALTH CARE -- 15.5%
      900           Aetna, Inc.                                           72,711
      900           Allergan, Inc.                                        78,786
    2,300           AmerisourceBergen Corp.                              133,469
   12,000           Amgen, Inc. *                                        762,360
   11,000           Baxter International, Inc.                           320,320
    2,400           Becton, Dickinson & Co.                              116,760
    5,000           Biomet, Inc.                                         194,900
    4,600           Boston Scientific Corp. *                            187,910
   19,300           Bristol-Myers Squibb Co.                             536,926
    5,100           Cardinal Health, Inc.                                332,673
    2,900           First Health Group Corp. *                            61,422
    9,300           Genentech, Inc. *                                  1,003,377
    1,600           Genzyme Corp. *                                       81,248
    1,300           Gilead Sciences, Inc. *                               70,473
    7,000           Guidant Corp.                                        476,980
    3,400           Health Net, Inc. *                                    93,840
    9,500           Johnson & Johnson                                    512,145
    1,900           Lincare Holdings, Inc. *                              61,446

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES           DESCRIPTION                                      VALUE ($)
--------------------------------------------------------------------------------
                    HEALTH CARE -- CONTINUED
    2,900           McKesson Corp.                                        79,199
   21,600           Merck & Co., Inc.                                  1,038,528
    7,400           Millennium Pharmaceuticals, Inc. *                   131,794
    2,250           Mylan Laboratories                                    52,875
   53,330           Pfizer, Inc.                                       1,954,545
   14,300           Schering-Plough Corp.                                256,828
    3,400           St. Jude Medical, Inc. *                             247,010
    2,300           Stryker Corp.                                        204,079
    5,900           Tenet Healthcare Corp. *                              70,918
      400           Watson Pharmaceuticals, Inc. *                        18,368
    6,500           Wyeth                                                256,750
    2,800           Zimmer Holdings, Inc. *                              211,792
                                                                  --------------
                                                                       9,620,432
                                                                  --------------

                    INTEGRATED OILS -- 1.8%
    1,700           Amerada Hess Corp.                                   109,395
    8,883           ConocoPhillips                                       611,772
    7,400           Marathon Oil Corp.                                   260,036
    3,400           Occidental Petroleum Corp.                           150,960
                                                                  --------------
                                                                       1,132,163
                                                                  --------------

                    MATERIALS & PROCESSING -- 1.2%
    5,900           Alcoa, Inc.                                          221,073
    1,800           Engelhard Corp.                                       52,236
    3,000           Freeport-McMoran Copper & Gold, Inc.-Class B         127,950
    2,700           Georgia-Pacific Corp.                                 86,535
    3,400           Monsanto Co.                                         112,336
      300           PPG Industries, Inc.                                  17,607
    1,200           Sealed Air Corp. *                                    59,820
    2,600           Sherwin-Williams Co. (The)                            91,000
                                                                  --------------
                                                                         768,557
                                                                  --------------

                    OTHER -- 2.2%
   17,500           General Electric Co.                                 569,100
   11,100           Honeywell International, Inc.                        389,055

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES           DESCRIPTION                                      VALUE ($)
--------------------------------------------------------------------------------
                    OTHER -- CONTINUED
    4,800           Johnson Controls, Inc.                               279,936
    1,900           Textron, Inc.                                        105,146
                                                                  --------------
                                                                       1,343,237
                                                                  --------------

                    OTHER ENERGY -- 0.8%
   25,900           EL Paso Corp.                                        192,696
    2,400           Halliburton Co.                                       76,704
    2,500           Valero Energy Corp.                                  150,000
    4,500           Williams Cos., Inc.                                   42,615
      733           XTO Energy, Inc.                                      21,873
                                                                  --------------
                                                                         483,888
                                                                  --------------

                    PRODUCER DURABLES -- 4.5%
    9,100           Agilent Technologies, Inc. *                         311,129
    1,300           American Power Conversion Corp.                       29,406
   16,000           Applied Materials, Inc. *                            339,840
    6,900           Boeing Co. (The)                                     299,253
    2,200           Caterpillar, Inc.                                    166,650
    2,600           Centex Corp.                                         277,680
    9,900           D.R. Horton, Inc.                                    314,721
    1,700           KB Home                                              122,995
    1,900           KLA-Tencor Corp. *                                   100,320
    2,800           Lennar Corp.-Class A                                 138,460
      700           Lexmark International, Inc. *                         57,603
    1,160           Northrop Grumman Corp.                               117,288
    3,200           Pulte Homes, Inc.                                    168,832
    1,400           United Technologies Corp.                            128,954
   14,000           Xerox Corp. *                                        197,960
                                                                  --------------
                                                                       2,771,091
                                                                  --------------

                    TECHNOLOGY -- 18.4%
    2,500           Adobe Systems, Inc.                                   93,100
    4,700           Altera Corp. *                                       103,776
    2,300           Analog Devices, Inc.                                 114,770
    2,400           Applera Corp.-Applied Biosystems Group                54,720
   12,100           Avaya, Inc. *                                        207,515

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES           DESCRIPTION                                      VALUE ($)
--------------------------------------------------------------------------------
                    TECHNOLOGY -- CONTINUED
    6,400           BEA Systems, Inc. *                                   88,320
    7,000           BMC Software, Inc. *                                 137,200
    4,400           Broadcom Corp.-Class A *                             178,552
    5,100           Cadence Design Systems, Inc. *                        78,693
   35,700           Cisco Systems, Inc. *                                824,670
    4,700           Citrix Systems, Inc. *                                99,546
   21,100           Computer Associates International, Inc.              560,416
   32,300           Corning, Inc. *                                      405,365
    4,700           Dell, Inc. *                                         153,455
   12,400           Electronic Data Systems Corp.                        237,460
   34,600           EMC Corp., Massachusetts *                           495,472
    1,000           General Dynamics Corp.                                92,120
   28,300           Hewlett-Packard Co.                                  642,693
   96,400           Intel Corp.                                        2,817,772
   11,100           International Business Machines Corp.              1,071,150
    6,300           Juniper Networks, Inc. *                             162,981
    1,900           Linear Technology Corp.                               75,981
   21,100           Microsoft Corp.                                      559,150
    9,600           Motorola, Inc.                                       177,120
   50,400           Oracle Corp. *                                       649,152
      300           Qualcomm, Inc.                                        19,035
    2,400           Rockwell Automation, Inc.                             73,104
    3,200           Sandisk Corp. *                                       81,152
    6,000           Sanmina-SCI Corp. *                                   76,140
    3,900           Scientific-Atlanta, Inc.                             129,090
    3,000           Siebel Systems, Inc. *                                39,180
   13,200           Sun Microsystems, Inc. *                              70,488
    9,200           Tellabs, Inc. *                                       89,240
   15,400           Texas Instruments, Inc.                              472,010
    9,100           Veritas Software Corp. *                             276,822
                                                                  --------------
                                                                      11,407,410
                                                                  --------------

                    UTILITIES -- 11.8%
   10,900           AES Corp. (The) *                                     98,754
      500           Ameren Corp.                                          23,700
    5,200           American Electric Power Co., Inc.                    179,400

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES           DESCRIPTION                                      VALUE ($)
--------------------------------------------------------------------------------
                    UTILITIES -- CONTINUED
   18,480           AT&T Corp.                                           370,154
   31,600           AT&T Wireless Services, Inc. *                       429,128
   27,000           BellSouth Corp.                                      744,120
    4,400           Cablevision Systems Corp.-Class A *                  112,112
    8,100           Citizens Communications Co. *                        106,758
    1,400           Consolidated Edison, Inc.                             61,838
    1,700           Constellation Energy Group, Inc.                      67,575
    7,500           Cox Communications, Inc.-Class A *                   243,000
    7,900           Duke Energy Corp.                                    173,484
    5,400           Edison International                                 124,686
    1,500           FirstEnergy Corp.                                     57,945
    1,200           FPL Group, Inc.                                       78,780
    2,000           Kinder Morgan, Inc.                                  123,420
   10,600           Nextel Communications, Inc.-Class A *                280,794
   17,000           PG&E Corp. *                                         478,890
    1,600           Pinnacle West Capital Corp.                           62,544
    3,800           PPL Corp.                                            176,814
    2,500           Public Service Enterprise Group, Inc.                117,850
   63,126           SBC Communications, Inc.                           1,515,655
    3,600           Sempra Energy                                        114,120
   20,400           Sprint Corp.-FON Group                               361,692
   10,200           Sprint Corp.-PCS Group *                              91,800
    2,700           TXU Corp.                                             75,951
   23,742           Verizon Communications, Inc.                         910,031
    7,100           Xcel Energy, Inc.                                    124,037
                                                                  --------------
                                                                       7,305,032
                                                                  --------------

                    TOTAL COMMON STOCKS (COST $51,714,426)            61,302,348
                                                                  --------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  PAR VALUE ($)      DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     SHORT-TERM INVESTMENTS -- 1.2%

                     REPURCHASE AGREEMENTS -- 1.2%
          707,017    Citigroup Global Markets Repurchase Agreement, dated
                     2/27/04, due 3/01/04, with a maturity value of $707,055
                     and an effective yield of 0.65%, collateralized by a
                     U.S. Treasury Bill with a rate of 0.915%, maturity date
                     of 5/20/04 and a market value, including accrued
                     interest of $721,229.                                                707,017
                                                                                     ------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $707,017)                         707,017
                                                                                     ------------

                     TOTAL INVESTMENTS -- 100.0%
                     (Cost $52,421,443)                                                62,009,365

                     Other Assets and Liabilities (net) -- 0.0%                            17,243
                                                                                     ------------

                     TOTAL NET ASSETS -- 100.0%                                      $ 62,026,608
                                                                                     ============

                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                     * Non-income producing security.

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
   Investments, at value (cost $52,421,443) (Note 2)                          $   62,009,365
   Cash                                                                                   19
   Dividends and interest receivable                                                  69,863
   Receivable for expenses reimbursed by Manager (Note 3)                              5,126
                                                                              --------------

       Total assets                                                               62,084,373
                                                                              --------------

LIABILITIES:
   Payable to affiliate for (Note 3):
       Management fee                                                                 16,208
       Shareholder service fee                                                         7,367
       Trustees fee                                                                      100
   Accrued expenses                                                                   34,090
                                                                              --------------

       Total liabilities                                                              57,765
                                                                              --------------
NET ASSETS                                                                    $   62,026,608
                                                                              ==============

NET ASSETS CONSIST OF:
   Paid-in capital                                                            $   58,296,385
   Accumulated undistributed net investment income                                    97,249
   Accumulated net realized loss                                                  (5,954,948)
   Net unrealized appreciation                                                     9,587,922
                                                                              --------------
                                                                              $   62,026,608
                                                                              ==============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                                           $   62,026,608
                                                                              ==============

SHARES OUTSTANDING:
   Class III                                                                       5,354,196
                                                                              ==============

NET ASSET VALUE PER SHARE:
   Class III                                                                  $        11.58
                                                                              ==============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
   Dividends                                                                  $      924,058
   Interest (including securities lending income of $399)                              2,782
                                                                              --------------

       Total income                                                                  926,840
                                                                              --------------

EXPENSES:
   Management fee (Note 3)                                                           168,016
   Shareholder service fee (Note 3) - Class III                                       76,371
   Custodian and transfer agent fees                                                  22,709
   Audit and tax fees                                                                 37,439
   Legal fees                                                                          2,428
   Trustees fees and related expenses (Note 3)                                         1,050
   Registration fees                                                                   3,660
   Miscellaneous                                                                       1,148
                                                                              --------------
     Total expenses                                                                  312,821
   Fees and expenses reimbursed by Manager (Note 3)                                  (67,384)
                                                                              --------------

     Net expenses                                                                    245,437
                                                                              --------------

         Net investment income                                                       681,403
                                                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
     Investments                                                                    (551,929)
     Closed futures contracts                                                         18,038
                                                                              --------------

       Net realized loss                                                            (533,891)
                                                                              --------------

   Change in net unrealized appreciation (depreciation) on investments            15,258,594
                                                                              --------------

     Net realized and unrealized gain                                             14,724,703
                                                                              --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $   15,406,106
                                                                              ==============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                             YEAR ENDED
                                                        YEAR ENDED           FEBRUARY 28,
                                                     FEBRUARY 29, 2004          2003
                                                     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                             $         681,403    $         526,010
   Net realized loss                                          (533,891)          (4,064,109)
   Change in net unrealized appreciation
     (depreciation)                                         15,258,594           (5,886,181)
                                                     -----------------    -----------------

   Net increase (decrease) in net assets
     from operations                                        15,406,106           (9,424,280)
                                                     -----------------    -----------------

Distributions to shareholders from:
   Net investment income
       Class III                                              (685,290)            (478,306)
                                                     -----------------    -----------------

   Net share transactions (Note 7):
       Class III                                             6,958,552           22,755,004
                                                     -----------------    -----------------
   Increase in net assets resulting from net share
     transactions                                            6,958,552           22,755,004
                                                     -----------------    -----------------

       Total increase in net assets                         21,679,368           12,852,418

NET ASSETS:
   Beginning of period                                      40,347,240           27,494,822
                                                     -----------------    -----------------
   End of period (including accumulated
     undistributed net investment income of
     $97,249 and $104,827, respectively)             $      62,026,608    $      40,347,240
                                                     =================    =================

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           YEAR ENDED FEBRUARY 28/29,
                                                       ----------------------------------------------------------------------
                                                          2004           2003          2002            2001           2000
                                                       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     8.62     $    11.24     $    12.08     $    12.64     $    10.67
                                                       ----------     ----------     ----------     ----------     ----------

Income from investment operations:
   Net investment income                                     0.14+          0.14+          0.16+          0.15+          0.13
   Net realized and unrealized gain (loss)                   2.96          (2.64)         (0.86)         (0.57)          1.97
                                                       ----------     ----------     ----------     ----------     ----------

      Total from investment operations                       3.10          (2.50)         (0.70)         (0.42)          2.10
                                                       ----------     ----------     ----------     ----------     ----------

Less distributions to shareholders:
   From net investment income                               (0.14)         (0.12)         (0.14)         (0.14)         (0.13)
                                                       ----------     ----------     ----------     ----------     ----------

      Total distributions                                   (0.14)         (0.12)         (0.14)         (0.14)         (0.13)
                                                       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                         $    11.58     $     8.62     $    11.24     $    12.08     $    12.64
                                                       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                            36.21%        (22.33)%        (5.78)%        (3.44)%        19.83%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                   $   62,027     $   40,347     $   27,495     $   11,418     $   13,275
   Net expenses to average daily net assets                  0.48%          0.49%          0.48%          0.48%          0.48%
   Net investment income to average daily net assets         1.34%          1.41%          1.36%          1.18%          1.11%
   Portfolio turnover rate                                     70%            63%            45%           161%            19%
   Fees and expenses reimbursed by the Manager
     to average daily net assets:                            0.13%          0.16%          0.36%          0.54%          0.44%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+    Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1. ORGANIZATION

   GMO Tax-Managed U.S. Equities Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

   The Fund seeks high after-tax total return primarily through investment in U.S. equity securities.

   The Fund's benchmark is the S&P 500 Index (after tax), which is computed by the Manager by applying the maximum historical applicable individual federal tax rate to the S&P 500 Index's dividend yield and to its estimated short-term and long-term realized capital gains (losses) (arising from changes in the constituents of the S&P 500 Index).

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   PORTFOLIO VALUATION
   Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

   FUTURES CONTRACTS
   The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

   accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At February 29, 2004, the Fund held no open futures contracts.

   SWAP AGREEMENTS
   The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swaps contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, the Fund held no open swap agreements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

   REPURCHASE AGREEMENTS
   The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for open repurchase agreement as of February 29, 2004.

   SECURITY LENDING
   The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund had no securities on loan.

   TAXES AND DISTRIBUTIONS
   The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

   The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income were $685,290 and $478,306, respectively.

   As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $97,249 of undistributed ordinary income.

   At February 29, 2004, the Fund had capital loss carryfowards available to offset future capital gains, if any, to the extent permitted by the Code, of $24,242, $1,030,107, $3,063,585 and $1,837,014 expiring in 2008, 2010, 2011 and 2012, respectively.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

   The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

                ACCUMULATED                   ACCUMULATED
             UNDISTRIBUTED NET                    NET
             INVESTMENT INCOME               REALIZED LOSS               PAID-IN CAPITAL
             -----------------               -------------               ---------------
                $  (3,691)                      $  3,692                     $   (1)

   Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
   Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

   EXPENSES
   The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

   GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .33% of the average daily net assets.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

   The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $671. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4. PURCHASES AND SALES OF SECURITIES

   Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $41,209,411 and $34,606,283, respectively.

   At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                 GROSS UNREALIZED        GROSS UNREALIZED          NET UNREALIZED
        AGGREGATE COST             APPRECIATION            DEPRECIATION             APPRECIATION
        --------------           ----------------        ----------------          --------------
        $  52,421,443             $   10,130,580          $    (542,658)            $  9,587,922

5. GUARANTEES

   In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6. PRINCIPAL SHAREHOLDERS

   At February 29, 2004, 45.5% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

7. SHARE TRANSACTIONS

   The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                            YEAR ENDED                      YEAR ENDED
                                         FEBRUARY 29, 2004               FEBRUARY 28, 2003
                                   ----------------------------    ----------------------------
   CLASS III:                         SHARES          AMOUNT          SHARES          AMOUNT
                                   ------------    ------------    ------------    ------------
   Shares sold                        1,462,760    $ 14,921,766       2,413,324    $ 24,569,187
   Shares issued to shareholders
      in reinvestment of
      distributions                      10,692         109,995           2,643          24,973
   Shares repurchased                  (799,211)     (8,073,209)       (181,198)     (1,839,156)
                                   ------------    ------------    ------------    ------------
   Net increase                         674,241    $  6,958,552       2,234,769    $ 22,755,004
                                   ============    ============    ============    ============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO TAX-MANAGED U.S. EQUITIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Tax-Managed U.S. Equities Fund (the "Fund") (a series of GMO Trust) at February 29, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions to shareholders included:
   For taxable, non-corporate shareholders, 99.52% of the Fund's income represents qualified dividend income subject to the 15% rate category.

   For corporate shareholders, 85.24% of the Fund's income qualified for the dividends-received deduction.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                              NUMBER OF
                                                                            PORTFOLIOS IN
                                                             PRINCIPAL          FUND            OTHER
                                      TERM OF OFFICE(1)     OCCUPATION(S)     COMPLEX        DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)        AND LENGTH OF        DURING PAST     OVERSEEN BY        HELD BY
   AND DOB         HELD WITH TRUST       TIME SERVED         FIVE YEARS       TRUSTEE          TRUSTEE
---------------    ---------------    -----------------   ----------------  -------------    -------------
Jay O. Light       Trustee            Since May 1996      Professor of
c/o GMO Trust                                             Business               41              *(2)
40 Rowes Wharf                                            Administration
Boston, MA 02110                                          and Senior
DOB: 10/03/1941                                           Associate Dean,
                                                          Harvard
                                                          University.

Donald W.          Trustee            Since               Advisory
Glazer, Esq.                          December 2000       Counsel, Goodwin       41              None
c/o GMO Trust                                             Procter LLP;
40 Rowes Wharf                                            Secretary and
Boston, MA 02110                                          Consultant,
DOB: 07/26/1944                                           Provant, Inc.
                                                          (provider of
                                                          performance
                                                          improvement
                                                          training
                                                          services and
                                                          products)
                                                          (1998 -
                                                          present);
                                                          Consultant
                                                          - Business
                                                          and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                            NUMBER OF
                                                                          PORTFOLIOS IN
                                                             PRINCIPAL        FUND            OTHER
                                      TERM OF OFFICE(1)    OCCUPATION(S)     COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)        AND LENGTH OF       DURING PAST    OVERSEEN BY        HELD BY
     AND DOB       HELD WITH TRUST       TIME SERVED        FIVE YEARS      TRUSTEE          TRUSTEE
---------------    ---------------    -----------------   --------------  -------------    -------------
R. Jeremy          Chairman of        Since September     Chairman,
Grantham(3)        the Board of       1985.               Grantham,            41              None
c/o GMO Trust      Trustees           President from      Mayo, Van
40 Rowes Wharf                        February 2002 -     Otterloo & Co.
Boston, MA 02110                      October 2002;       LLC
DOB: 10/06/1938                       President
                                      Quantitative from
                                      September 1985 -
                                      February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the
     Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                   TERM OF OFFICE(4)
NAME, ADDRESS, AND           POSITION(S) HELD        AND LENGTH OF         PRINCIPAL OCCUPATION(S)
      DOB                       WITH TRUST           TIME SERVED           DURING PAST FIVE YEARS
---------------------        ----------------     -------------------    -----------------------------
Scott Eston                  President and        President and Chief    Chief Financial Officer
c/o GMO Trust                Chief Executive      Executive Officer      (1997-present), Chief
40 Rowes Wharf               Officer              since October 2002;    Operating Officer (2000 -
Boston, MA 02110                                  Vice President from    present) and Member,
DOB: 01/20/1956                                   August 1998 -          Grantham, Mayo, Van Otterloo
                                                  October 2002.          & Co. LLC.

Susan Randall Harbert        Chief Financial      Chief Financial        Member, Grantham, Mayo, Van
c/o GMO Trust                Officer and          Officer since          Otterloo & Co. LLC.
40 Rowes Wharf               Treasurer            February 2000;
Boston, MA 02110                                  Treasurer since
DOB: 04/25/1957                                   February 1998.

Brent Arvidson               Assistant            Since September 1998.  Senior Fund Administrator,
c/o GMO Trust                Treasurer                                   Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                                           & Co. LLC.
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.       Vice President       Vice President since   General Counsel, Anti-Money
c/o GMO Trust                and Clerk            February 1997; Clerk   Laundering Reporting Officer
40 Rowes Wharf                                    since March 2001 -     (July 2002 - February 2003)
Boston, MA 02110                                  present and May 1999   and Member, Grantham, Mayo,
DOB: 07/20/1965                                   - August 1999.         Van Otterloo & Co. LLC.

Elaine M. Hartnett,          Vice President       Vice President since   Associate General Counsel,
Esq.                         and Secretary        August 1999;           Grantham, Mayo, Van Otterloo
c/o GMO Trust                                     Secretary since        & Co. LLC (June 1999 -
40 Rowes Wharf                                    March 2001.            present); Associate/Junior
Boston, MA 02110                                                         Partner, Hale and Dorr LLP
DOB: 02/18/1945                                                          (1991 - 1999).

Julie Perniola               Vice President       Since February 2003.   Anti-Money Laundering
c/o GMO Trust                and Anti-Money                              Reporting Officer (February
40 Rowes Wharf               Laundering                                  2003 - present) and
Boston, MA 02110             Compliance Officer                          Compliance Officer, Grantham,
DOB: 10/07/1970                                                          Mayo, Van Otterloo & Co. LLC.

William L. Nemerever         Vice President       Vice President since   Member, Grantham, Mayo, Van
c/o GMO Trust                                     February 2004.         Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the U.S. Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Tax-Managed Small Companies Fund returned +54.2% for the fiscal year ended February 29, 2004, as compared to +61.2% for the Russell 2500 Index. On an after-tax basis, the Fund returned +54.1% compared to the benchmark's +60.9% for the same period. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

Stock selection was the primary cause of the portfolio's underperformance in the high returning year. The portfolio benefited from overweights in home building related stocks such as Centex and Toll Brothers, which outperformed. Selection was also strong within financial services. The portfolio was less successful selecting stocks within the remaining sectors such as technology or consumer discretionary sectors.

Sector selection also detracted from relative performance for the year. A 2% underweight in technology stocks, which returned over 87% for the fiscal year, proved costly to the portfolio, as did a 1% underweight in health care. Overweights in producer durables and consumer discretionary stocks, which added value, were unable to compensate for these allocations.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

TAX-MANAGED SMALL COMPANIES FUND-III
As Of: 2/29/2004

   DATE           GMO TAX-MANAGED SMALL COMPANIES FUND*     RUSSELL 2500 INDEX*
  6/1/1999                      4,975,000                       5,000,000
 6/30/1999                      5,188,925                       5,277,865
 9/30/1999                      4,796,820                       4,937,640
12/31/1999                      4,973,710                       5,909,065
 3/31/2000                      5,063,775                       6,505,770
 6/30/2000                      4,644,595                       6,245,545
 9/30/2000                      5,022,120                       6,395,545
12/31/2000                      5,361,245                       6,161,205
 3/31/2001                      5,219,360                       5,627,235
 6/30/2001                      5,744,095                       6,400,245
 9/30/2001                      5,127,095                       5,194,915
12/31/2001                      5,858,140                       6,236,395
 3/31/2002                      6,393,035                       6,469,500
 6/30/2002                      6,256,005                       5,910,920
 9/30/2002                      5,094,245                       4,807,610
12/31/2002                      5,316,695                       5,126,660
 3/31/2003                      5,062,035                       4,916,915
 6/30/2003                      6,097,775                       5,994,160
 9/30/2003                      6,489,355                       6,518,745
12/31/2003                      7,417,570                       7,459,665
 2/29/2004                      7,741,895                       7,851,425

Average Annual Returns
Inception                                                       6/1/1999

1YR             5YR        10YR(ITD)
53.44           N/A          9.64

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 50 bp on the purchase. Transaction fees are retained by the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

* Returns are before taxes.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

SHARES    DESCRIPTION                                                   VALUE ($)
-----------------------------------------------------------------------------------
          COMMON STOCKS -- 98.7%

          AUTO & TRANSPORTATION -- 4.8%
  1,800   Airtran Holdings, Inc. *                                           22,284
  3,500   America West Holdings Corp.-Class B *                              38,255
  1,600   American Axle & Manufacturing Holdings, Inc. *                     60,816
  3,900   AMR Corp. *                                                        59,280
  1,900   Arctic Cat, Inc.                                                   47,994
  4,825   ArvinMeritor, Inc.                                                108,852
  1,300   BorgWarner, Inc.                                                  117,260
  4,100   Cooper Tire & Rubber Co.                                           81,795
  3,700   Dana Corp.                                                         79,143
  3,500   Frontier Airlines, Inc. *                                          35,525
  2,900   Kansas City Southern *                                             40,745
  1,100   Keystone Automotive Industries, Inc. *                             29,436
  3,500   Lear Corp.                                                        215,705
  2,200   Mesa Air Group, Inc. *                                             19,778
  1,000   Navistar International Corp. *                                     46,600
  4,100   Northwest Airlines Corp.-Class A *                                 44,444
  3,000   Offshore Logistics, Inc. *                                         68,970
  1,200   P.A.M. Transportation Services, Inc. *                             21,108
  1,200   USF Corp.                                                          42,420
                                                                      -------------
                                                                          1,180,410
                                                                      -------------

          CONSUMER DISCRETIONARY -- 20.9%
  3,600   Abercrombie & Fitch Co.-Class A *                                 113,508
  1,350   Advo, Inc.                                                         43,618
  4,900   Allied Waste Industries, Inc. *                                    61,887
  2,200   American Eagle Outfitters *                                        53,658
  3,000   American Greetings Corp.-Class A *                                 68,010
  3,100   Applebee's International, Inc.                                    126,821
  2,700   Ask Jeeves, Inc. *                                                 54,513
  1,900   Banta Corp.                                                        84,284
  3,100   BJ's Wholesale Club, Inc. *                                        73,625
  1,500   Blyth, Inc.                                                        50,925
  1,800   Bob Evans Farms, Inc.                                              60,894
  2,325   Brightpoint, Inc. *                                                39,595

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

SHARES    DESCRIPTION                                                   VALUE ($)
-----------------------------------------------------------------------------------
          CONSUMER DISCRETIONARY -- CONTINUED
  3,500   Callaway Golf Co.                                                  65,345
    800   Career Education Corp. *                                           39,992
  2,000   Catalina Marketing Corp. *                                         34,940
    800   CEC Entertainment, Inc. *                                          43,656
    800   Central European Distribution Corp. *                              27,680
  1,700   Central Garden & Pet Co. *                                         58,718
 11,100   Charter Communications, Inc.-Class A *                             50,394
  1,800   Children's Place *                                                 55,152
  1,800   Claire's Stores, Inc.                                              36,396
  3,800   CNET Networks, Inc. *                                              37,772
    400   Coach, Inc. *                                                      15,852
  1,300   Columbia Sportswear Co. *                                          67,613
  2,400   Consolidated Graphics, Inc. *                                      89,424
  2,200   Convergys Corp. *                                                  35,772
  1,200   Corrections Corp. of America *                                     40,284
  4,200   Crown Media Holdings, Inc. *                                       34,818
  3,900   DoubleClick, Inc. *                                                42,315
  3,500   Dress Barn, Inc. *                                                 59,255
  7,900   Earthlink, Inc. *                                                  72,127
    400   Ethan Allen Interiors, Inc.                                        17,388
  1,600   FindWhat.com *                                                     26,896
  1,500   Foot Locker, Inc.                                                  39,300
  1,600   Fossil, Inc. *                                                     55,616
  1,600   Global Imaging Systems, Inc. *                                     48,256
    900   Group 1 Automotive, Inc. *                                         32,760
  2,200   GTECH Holdings Corp.                                              129,206
  3,000   Hasbro, Inc.                                                       65,610
  6,700   Ikon Office Solutions, Inc.                                        78,725
  1,700   Infospace, Inc. *                                                  61,812
  3,300   InfoUSA, Inc. *                                                    33,660
  1,600   Isle of Capri Casinos, Inc. *                                      36,768
  2,100   ITT Educational Services, Inc. *                                   79,737
  2,200   Jack in the Box, Inc. *                                            54,714
  2,700   Lone Star Steakhouse & Saloon, Inc.                                73,359
  1,500   Marvel Enterprises, Inc. *                                         51,375
  1,400   Maximus, Inc. *                                                    48,860

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

SHARES    DESCRIPTION                                                   VALUE ($)
-----------------------------------------------------------------------------------
          CONSUMER DISCRETIONARY -- CONTINUED
  1,700   Maytag Corp.                                                       47,991
  3,500   Monster Worldwide, Inc. *                                          77,000
  2,000   MPS Group, Inc. *                                                  19,500
  1,500   Neiman-Marcus Group, Inc.-Class A                                  84,720
  2,400   NetFlix, Inc. *                                                    82,560
  5,500   Nu Skin Enterprises, Inc.-Class A                                 105,325
  1,200   O'Charley's, Inc. *                                                21,900
  1,400   Outback Steakhouse, Inc.                                           67,746
  3,600   Pacific Sunwear of California, Inc. *                              86,292
    600   Pantry (The), Inc. *                                               12,678
  1,200   Papa John's International, Inc. *                                  44,184
  3,900   Payless Shoesource, Inc. *                                         52,065
  3,600   Pier 1 Imports, Inc.                                               84,276
  3,000   Polo Ralph Lauren Corp.                                           100,710
  1,500   Prime Hospitality Corp. *                                          16,035
  1,500   R.H. Donnelley Corp. *                                             65,025
  2,500   Reebok International, Ltd.                                         99,525
    800   Regis Corp.                                                        34,576
  3,250   Rent-A-Center, Inc. *                                             105,657
  1,800   Rex Stores Corp. *                                                 24,876
  4,600   Ross Stores, Inc.                                                 147,430
    900   RR Donnelley & Sons Co.                                            28,584
  3,600   Ryan's Family Steak House, Inc. *                                  62,640
    900   Shoe Carnival, Inc. *                                              13,761
  2,000   Shopko Stores, Inc. *                                              30,540
  2,000   Sonic Automotive, Inc.                                             49,200
  1,400   Steinway Musical Instruments, Inc. *                               41,146
  2,500   Steven Madden, Ltd. *                                              47,825
  2,600   Tech Data Corp. *                                                 105,222
  1,700   Tetra Tech, Inc. *                                                 36,210
  2,900   Tupperware Corp.                                                   55,390
  1,500   United Auto Group, Inc.                                            42,570
  2,400   United Stationers, Inc. *                                          95,304
    900   Universal Electronics, Inc. *                                      11,475
  3,700   Ventiv Health, Inc. *                                              41,810
  7,500   VeriSign, Inc. *                                                  130,575

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

SHARES    DESCRIPTION                                                   VALUE ($)
-----------------------------------------------------------------------------------
          CONSUMER DISCRETIONARY -- CONTINUED
  2,000   Whitehall Jewellers, Inc. *                                        18,780
  1,200   WMS Industries, Inc. *                                             31,884
  2,000   World Fuel Services Corp.                                          70,700
  6,600   XM Satellite Radio Holdings, Inc.-Class A *                       161,568
                                                                      -------------
                                                                          5,128,140
                                                                      -------------

          CONSUMER STAPLES -- 2.5%
  1,000   7-Eleven, Inc. *                                                   16,300
  1,200   Dean Foods Co. *                                                   43,572
  1,700   Ingles Markets, Inc.-Class A                                       18,904
  2,100   Interstate Bakeries                                                31,500
  1,300   Nash Finch Co.                                                     30,160
  1,300   Natures Sunshine Products, Inc.                                    16,211
  5,300   PepsiAmericas, Inc.                                               101,654
  7,400   Rite Aid Corp. *                                                   41,292
  2,800   Smithfield Foods, Inc. *                                           71,624
  2,000   Standard Commercial Corp.                                          37,860
  3,600   Supervalu, Inc.                                                   101,880
  1,800   Universal Corp.                                                    90,756
                                                                      -------------
                                                                            601,713
                                                                      -------------

          FINANCIAL SERVICES -- 19.5%
  1,100   Amcore Financial, Inc.                                             32,417
  3,100   American Financial Group, Inc.                                     93,248
  5,400   AmeriCredit Corp. *                                               102,708
  2,500   Ameritrade Holding Corp. *                                         40,700
  3,000   AmerUs Group Co.                                                  116,940
    400   AMLI Residential Properties Trust REIT                             11,460
  4,400   Annaly Mortgage Management, Inc. REIT                              89,760
  3,400   Anworth Mortgage Asset Corp. REIT                                  47,090
    600   Arden Realty, Inc. REIT                                            18,960
  1,600   Astoria Financial Corp.                                            64,544
  1,700   Capstead Mortgage Corp. REIT                                       29,393
  1,200   Checkfree Corp. *                                                  34,836
  1,200   Citizens Banking Corp.                                             39,852
  4,800   Colonial BancGroup (The), Inc.                                     88,464

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

SHARES    DESCRIPTION                                                   VALUE ($)
-----------------------------------------------------------------------------------
          FINANCIAL SERVICES -- CONTINUED
  1,900   Commerce Group, Inc.                                               88,388
  1,400   Commercial Federal Corp.                                           39,256
  2,000   Commercial Net Lease Realty REIT                                   38,700
    900   Community First Bankshares, Inc.                                   25,533
  1,704   Delphi Financial Group, Inc.-Class A                               66,422
  2,000   Downey Financial Corp.                                            107,660
  6,500   E*Trade Financial Corp. *                                          93,015
  1,300   Entertainment Properties Trust REIT                                49,335
  2,250   Equity One, Inc. REIT                                              42,098
  2,400   eSpeed, Inc.-Class A *                                             48,456
  1,200   Factset Research Systems, Inc.                                     44,196
  5,562   Fidelity National Financial, Inc.                                 217,514
  5,000   First American Corp.                                              152,750
    800   First Industrial Realty Trust, Inc. REIT                           30,080
  2,500   FirstMerit Corp.                                                   66,300
  3,600   Flagstar Bancorp, Inc.                                             93,060
  5,100   Fremont General Corp.                                             114,495
  2,900   Friedman Billings Ramsey Group, Inc.-Class A                       77,198
  3,700   GATX Corp.                                                         87,024
    774   German American Bancorp                                            13,607
  3,100   Greater Bay Bancorp                                                85,436
  1,800   Highwoods Properties, Inc. REIT                                    46,386
 11,400   HRPT Properties Trust REIT                                        126,312
  3,200   IMPAC Mortgage Holdings, Inc. REIT                                 67,840
  1,600   IndyMac Bancorp, Inc.                                              56,320
  2,400   Interpool, Inc.                                                    34,320
    900   Kansas City Life Insurance Co.                                     40,662
  1,300   Kimco Realty Corp. REIT                                            61,035
  2,800   La Quinta Corp. *                                                  21,644
  1,300   Landamerica Financial Group, Inc.                                  60,840
  2,000   Lexington Corporate Properties Trust REIT                          42,480
  1,100   Liberty Property Trust REIT                                        46,508
  1,100   Local Financial Corp. *                                            24,167
  2,100   Mack-Cali Realty Corp. REIT                                        89,376
  1,000   MAF Bancorp, Inc.                                                  44,450
  6,700   Meristar Hospitality Corp. REIT *                                  41,875

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

SHARES    DESCRIPTION                                                   VALUE ($)
-----------------------------------------------------------------------------------
          FINANCIAL SERVICES -- CONTINUED
  4,200   MFA Mortgage Investments, Inc. REIT                                43,680
  2,900   National Health Investors, Inc. REIT                               80,910
  1,100   Nationwide Financial Services-Class A                              41,844
  1,950   New Century Financial Corp.                                        95,550
  1,400   Novastar Financial, Inc. REIT                                      73,990
  1,200   PMI Group (The), Inc.                                              47,520
  1,400   Post Properties, Inc. REIT                                         39,928
  2,800   Protective Life Corp.                                             106,512
  1,000   Provident Financial Group, Inc.                                    40,070
 14,600   Providian Financial Corp. *                                       188,778
    800   Redwood Trust, Inc. REIT                                           48,600
  1,500   Reinsurance Group of America, Inc.                                 60,675
  2,600   Ryder System, Inc.                                                 95,784
    700   Sovran Self Storage, Inc. REIT                                     26,565
    900   Stewart Information Services Corp.                                 32,850
    900   Student Loan Corp.                                                138,249
  2,200   Thornburg Mortgage, Inc. REIT                                      64,790
  1,400   Trustmark Corp.                                                    42,686
  2,100   United Rentals, Inc. *                                             36,834
  2,400   Ventas, Inc. REIT                                                  63,480
  2,079   Washington Federal, Inc.                                           53,971
  1,000   Webster Financial Corp.                                            50,350
  1,600   WFS Financial, Inc.                                                70,976
    700   WSFS Financial Corp.                                               33,958
                                                                      -------------
                                                                          4,773,660
                                                                      -------------

          HEALTH CARE -- 11.1%
    600   Able Laboratories, Inc. *                                          11,106
  3,600   Align Technology, Inc. *                                           71,028
  1,300   American Medical Security Group, Inc. *                            30,667
  2,850   American Pharmaceutical Partners, Inc. *                          101,745
    700   Barr Pharmaceuticals, Inc. *                                       54,187
  5,800   Beverly Enterprises, Inc. *                                        46,400
  1,700   Biolase Technology, Inc. *                                         31,501
    700   Bio-Reference Labs, Inc. *                                         13,230
  2,300   Celgene Corp. *                                                    94,277

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

SHARES    DESCRIPTION                                                   VALUE ($)
-----------------------------------------------------------------------------------
          HEALTH CARE -- CONTINUED
  3,600   Covance, Inc. *                                                   108,000
  2,100   Cyberonics, Inc. *                                                 51,282
  5,200   Cytyc Corp. *                                                      85,696
  1,200   Digene Corp. *                                                     45,600
  2,700   Discovery Laboratories, Inc. *                                     32,400
  1,200   eResearch Technology, Inc. *                                       37,152
  4,700   Humana, Inc. *                                                    103,024
  1,200   Idexx Laboratories, Inc. *                                         61,284
  1,900   ImClone Systems, Inc. *                                            79,762
  2,400   Impax Laboratories, Inc. *                                         51,960
  1,200   Inamed Corp. *                                                     57,480
    400   Invacare Corp.                                                     17,872
  1,900   Invitrogen Corp. *                                                140,030
  5,800   Ivax Corp. *                                                      129,108
  1,300   LCA-Vision, Inc. *                                                 25,663
  3,100   Ligand Pharmaceuticals, Inc.-Class B *                             47,709
    700   Martek Biosciences Corp. *                                         41,622
  3,100   Medicines Co. *                                                    84,196
    800   Medicis Pharmaceutical Corp.-Class A                               31,496
  1,600   MGI Pharma, Inc. *                                                 78,592
  2,025   Odyssey HealthCare, Inc. *                                         43,943
  2,300   Omnicell, Inc. *                                                   46,874
  1,800   Onyx Pharmaceuticals, Inc. *                                       66,240
  3,100   Orthodontic Centers of America, Inc. *                             23,219
  4,800   Pacificare Health Systems *                                       171,360
  1,900   Pharmaceutical Resources, Inc. *                                  118,541
  2,600   PolyMedica Corp.                                                   66,066
  1,100   Possis Medical, Inc. *                                             28,369
  2,300   Res-Care, Inc. *                                                   22,540
  3,000   Select Medical Corp.                                               47,910
  1,600   Sepracor, Inc. *                                                   45,472
  2,700   Thoratec Corp. *                                                   35,100
  1,200   Varian Medical Systems, Inc. *                                    100,488
  3,300   Watson Pharmaceuticals, Inc. *                                    151,536
                                                                      -------------
                                                                          2,731,727
                                                                      -------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

SHARES    DESCRIPTION                                                   VALUE ($)
-----------------------------------------------------------------------------------
          INTEGRATED OILS -- 0.1%
  1,600   KCS Energy, Inc. *                                                 17,312
                                                                      -------------

          MATERIALS & PROCESSING -- 5.3%
  1,900   Ashland, Inc.                                                      91,029
  1,100   Ceradyne, Inc. *                                                   40,150
  3,000   Commercial Metals Co.                                              89,100
  2,000   Cytec Industries, Inc.                                             69,580
  2,200   DHB Industries, Inc. *                                             12,430
    800   Fluor Corp.                                                        32,984
    800   Harsco Corp.                                                       36,344
    800   Hughes Supply, Inc.                                                38,120
  3,300   Lafarge North America, Inc.                                       135,894
    800   LNR Property Corp.                                                 42,160
  1,300   Lubrizol Corp.                                                     40,638
  4,000   Owens-IIlinois, Inc. *                                             53,520
  3,700   Precision Castparts Corp.                                         167,055
  1,100   Quanex Corp.                                                       51,205
  1,300   Sealed Air Corp. *                                                 64,805
  1,900   Shaw Group (The), Inc. *                                           22,876
  1,800   Sonoco Products Co.                                                44,910
  2,000   United States Steel Corp.                                          73,500
  1,600   URS Corp. *                                                        48,960
  1,000   USG Corp. *                                                        17,320
  1,500   Wilson Greatbatch Technologies, Inc. *                             54,345
  2,300   York International Corp.                                           85,859
                                                                      -------------
                                                                          1,312,784
                                                                      -------------

          OTHER -- 0.8%
  1,200   FMC Corp. *                                                        45,000
  3,200   Kaman Corp.-Class A                                                45,120
  2,000   Lancaster Colony Corp.                                             84,780
    400   SPX Corp. *                                                        16,800
                                                                      -------------
                                                                            191,700
                                                                      -------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

SHARES    DESCRIPTION                                                   VALUE ($)
-----------------------------------------------------------------------------------
          OTHER ENERGY -- 3.1%
 19,700   Calpine Corp. *                                                   108,547
 12,600   Chesapeake Energy Corp.                                           161,532
  2,600   Comstock Resources, Inc. *                                         50,180
  1,200   Evergreen Resources, Inc. *                                        39,480
  1,700   Massey Energy Co.                                                  35,819
  1,300   Peabody Energy Corp.                                               55,640
  1,600   Petroleum Development Corp. *                                      45,760
  1,500   Pogo Producing Co.                                                 68,055
  6,600   Reliant Resources, Inc. *                                          50,160
  3,700   Transmontaigne, Inc. *                                             24,790
  4,266   XTO Energy, Inc.                                                  127,297
                                                                      -------------
                                                                            767,260
                                                                      -------------

          PRODUCER DURABLES -- 9.8%
  3,800   American Power Conversion Corp.                                    85,956
  4,900   American Tower Corp.-Class A *                                     54,145
  1,100   Ametek, Inc.                                                       54,615
    800   Applied Films Corp. *                                              27,856
  2,600   Artesyn Technologies, Inc. *                                       28,340
    700   Beazer Homes USA, Inc.                                             74,830
    600   Belden, Inc.                                                       11,868
  2,600   Centex Corp.                                                      277,680
  6,000   Crown Castle International Corp. *                                 72,300
    900   Dionex Corp. *                                                     47,610
  3,300   General Cable Corp. *                                              23,595
  1,700   Goodrich Corp.                                                     50,133
    700   Hovnanian Enterprises, Inc. *                                      56,483
  2,900   InterDigital Communications Corp. *                                77,024
  2,500   KB Home                                                           180,875
    700   Kimball International, Inc.-Class B                                11,851
  2,200   Kulicke and Soffa Industries, Inc. *                               27,390
  4,000   Lam Research Corp. *                                              102,280
  1,940   MDC Holdings, Inc.                                                136,634
  1,000   Meritage Corp. *                                                   74,080
  3,200   Plantronics, Inc. *                                               127,744
  2,300   Polycom, Inc. *                                                    50,761

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

SHARES    DESCRIPTION                                                   VALUE ($)
-----------------------------------------------------------------------------------
          PRODUCER DURABLES -- CONTINUED
  2,800   Pulte Homes, Inc.                                                 147,728
  1,800   Ryland Group, Inc.                                                154,296
  2,300   Standard-Pacific Corp.                                            120,313
  1,500   Standex International Corp.                                        40,815
    300   Tecumseh Products Co.-Class A                                      13,509
  4,400   Toll Brothers, Inc. *                                             193,160
  2,100   Watts Water Technologies, Inc.-Class A                             48,594
    500   William Lyon Homes, Inc. *                                         41,005
                                                                      -------------
                                                                          2,413,470
                                                                      -------------

          TECHNOLOGY -- 14.5%
  3,500   Adaptec, Inc. *                                                    31,955
  2,600   Adtran, Inc.                                                       84,656
  4,800   Akamai Technologies, Inc. *                                        72,000
  1,700   American Management Systems, Inc. *                                25,993
  2,200   American Superconductor Corp. *                                    30,536
  3,400   Amkor Technology, Inc. *                                           52,598
  2,000   Anadigics, Inc. *                                                  13,078
  2,400   Aspen Technology, Inc. *                                           21,048
  8,800   Avaya, Inc. *                                                     150,920
  2,000   Avid Technology, Inc. *                                            84,940
    800   Black Box Corp.                                                    41,208
  4,700   ChipPAC, Inc.-Class A *                                            40,091
  2,700   Ciber, Inc. *                                                      25,650
 10,600   Ciena Corp. *                                                      60,738
 10,100   Compuware Corp. *                                                  79,184
  4,100   Comverse Technology, Inc. *                                        80,852
  4,800   Cypress Semiconductor Corp. *                                     103,584
  3,000   Digital River, Inc. *                                              65,670
  2,500   Ditech Communications Corp. *                                      46,725
  1,200   eCollege.com, Inc. *                                               24,060
  3,200   Electronics for Imaging *                                          81,184
  3,600   Epicor Software Corp. *                                            50,760
  9,100   Foundry Networks, Inc. *                                          214,760
  3,300   Harmonic, Inc. *                                                   40,392
  2,500   Ingram Micro, Inc.-Class A *                                       47,450

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

SHARES    DESCRIPTION                                                   VALUE ($)
-----------------------------------------------------------------------------------
          TECHNOLOGY -- CONTINUED
  6,200   Juniper Networks, Inc. *                                          160,394
  4,000   Kemet Corp. *                                                      58,880
  1,100   KVH Industries, Inc. *                                             17,864
  3,200   Lionbridge Technologies, Inc. *                                    26,464
  5,700   LSI Logic Corp. *                                                  57,570
  4,700   Manufacturers Services, Ltd. *                                     31,349
  1,400   Mercury Computer Systems, Inc. *                                   40,992
  4,000   Microsemi Corp. *                                                  62,400
    900   MicroStrategy, Inc.-Class A *                                      56,196
  3,300   Netegrity, Inc. *                                                  30,195
  2,900   NetScreen Technologies, Inc. *                                    102,805
    900   Packeteer, Inc. *                                                  13,014
  2,200   PerkinElmer, Inc.                                                  45,848
  1,800   Pixelworks, Inc. *                                                 29,664
  4,200   PMC-Sierra, Inc. *                                                 83,580
  1,500   Quest Software, Inc. *                                             23,655
  4,200   Rambus, Inc. *                                                    136,038
  3,000   RSA Security, Inc. *                                               49,890
  1,800   Sandisk Corp. *                                                    45,648
 15,800   Sanmina-SCI Corp. *                                               200,502
  4,200   Scientific-Atlanta, Inc.                                          139,020
  1,400   SCO Group (The), Inc. *                                            17,052
  1,300   Siliconix, Inc. *                                                  61,113
  5,900   Sonus Networks, Inc. *                                             34,987
  3,000   SPSS, Inc. *                                                       61,350
    600   Stratasys, Inc. *                                                  10,452
  2,300   Syntel, Inc.                                                       61,617
  1,300   Talx Corp.                                                         24,882
  5,000   Tekelec *                                                          96,850
    800   Trident Microsystems, Inc. *                                       13,072
  1,400   Trimble Navigation, Ltd. *                                         46,396
  1,300   UNOVA, Inc. *                                                      28,314
  2,000   Utstarcom, Inc. *                                                  66,262
  5,800   Vitesse Semiconductor Corp. *                                      46,342
  1,300   Xicor, Inc. *                                                      18,122
                                                                      -------------
                                                                          3,568,811
                                                                      -------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

SHARES    DESCRIPTION                                                   VALUE ($)
-----------------------------------------------------------------------------------
          UTILITIES -- 6.3%
 10,400   AES Corp. (The) *                                                  94,224
  2,800   Allegheny Energy, Inc. *                                           36,932
  2,500   Alliant Energy Corp.                                               64,375
  2,600   Cablevision Systems Corp.-Class A *                                66,248
  4,100   Centerpoint Energy, Inc.                                           42,886
  3,500   DPL, Inc.                                                          70,000
  1,000   Duquesne Light Holdings, Inc.                                      19,930
  3,900   EL Paso Electric Co. *                                             53,079
  1,800   Energen Corp.                                                      74,736
    900   Great Plains Energy, Inc.                                          31,185
    700   Hawaiian Electric Industries, Inc.                                 37,065
  1,350   MDU Resources Group, Inc.                                          31,280
  2,700   National Fuel Gas Co.                                              68,310
    700   NII Holdings, Inc.-Class B *                                       75,845
  1,700   Northeast Utilities                                                32,708
    800   NSTAR                                                              40,920
  1,100   NTL, Inc. *                                                        75,416
  2,400   OGE Energy Corp.                                                   61,800
    500   Peoples Energy Corp.                                               22,295
  2,300   PNM Resources, Inc.                                                70,058
  3,400   Primus Telecommunications GP *                                     25,738
  1,000   Puget Energy, Inc.                                                 22,500
  1,300   Questar Corp.                                                      46,605
  2,400   Talk America Holdings, Inc. *                                      28,080
  3,600   TECO Energy, Inc.                                                  54,252
  3,800   Time Warner Telecom, Inc.-Class A *                                26,334
  1,950   UGI Corp.                                                          64,545
    800   UIL Holdings Corp.                                                 38,488
  6,900   UnitedGlobalCom, Inc.-Class A *                                    65,481
  2,100   Western Wireless Corp.-Class A *                                   50,589
  1,400   Wisconsin Energy Corp.                                             45,248
                                                                      -------------
                                                                          1,537,152
                                                                      -------------

          TOTAL COMMON STOCKS (COST $16,407,966)                         24,224,139
                                                                      -------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

PAR VALUE ($)   DESCRIPTION                                                       VALUE ($)
-------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS -- 1.4%

                REPURCHASE AGREEMENTS -- 1.4%
336,909         Citigroup Global Markets Repurchase Agreement, dated
                02/27/04, due 03/01/04, with a maturity value of $336,927, and an effective yield of 0.65%, collateralized by a U.S.
                Treasury Bill with a rate of 0.915%, maturity date of
                05/20/04, and a market value, including accrued interest
                of $343,681.                                                        336,909
                                                                              -------------

                TOTAL SHORT-TERM INVESTMENTS (COST $336,909)                        336,909
                                                                              -------------

                TOTAL INVESTMENTS -- 100.1%
                (Cost $16,744,875)                                               24,561,048

                Other Assets and Liabilities (net) -- (0.1%)                        (32,402)
                                                                              -------------

                TOTAL NET ASSETS -- 100.0%                                    $  24,528,646
                                                                              =============

                NOTES TO THE SCHEDULE OF INVESTMENTS:

                REIT - Real Estate Investment Trust

                * Non-income producing security.

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
   Investments, at value (cost $16,744,875) (Note 2)                          $  24,561,048
   Dividends and interest receivable                                                 14,946
   Receivable for expenses reimbursed by Manager (Note 3)                             4,506
                                                                              -------------

       Total assets                                                              24,580,500
                                                                              -------------

LIABILITIES:
   Payable to affiliate for (Note 3):
       Management fee                                                                10,606
       Shareholder service fee                                                        2,892
       Trustees fee                                                                      43
   Accrued expenses                                                                  38,313
                                                                              -------------

       Total liabilities                                                             51,854
                                                                              -------------
NET ASSETS                                                                    $  24,528,646
                                                                              =============

NET ASSETS CONSIST OF:
   Paid-in capital                                                            $  23,594,128
   Accumulated net realized loss                                                 (6,881,655)
   Net unrealized appreciation                                                    7,816,173
                                                                              -------------
                                                                              $  24,528,646
                                                                              =============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                                           $  24,528,646
                                                                              =============

SHARES OUTSTANDING:
   Class III                                                                      1,657,459
                                                                              =============

NET ASSET VALUE PER SHARE:
   Class III                                                                  $       14.80
                                                                              =============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $159)                               $     290,488
   Interest (including securities lending income of $4,846)                           5,473
                                                                              -------------

       Total income                                                                 295,961
                                                                              -------------

EXPENSES:
   Management fee (Note 3)                                                          123,371
   Shareholder service fee (Note 3) - Class III                                      33,647
   Custodian and transfer agent fees                                                 27,208
   Audit and tax fees                                                                36,878
   Legal fees                                                                         1,201
   Trustees fees and related expenses (Note 3)                                          473
   Registration fees                                                                  4,840
   Miscellaneous                                                                        184
                                                                              -------------
       Total expenses                                                               227,802
   Fees and expenses reimbursed by Manager (Note 3)                                 (70,311)
                                                                              -------------

       Net expenses                                                                 157,491
                                                                              -------------

         Net investment income                                                      138,470
                                                                              -------------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                               2,525,683
                                                                              -------------

   Change in net unrealized appreciation (depreciation) on investments            7,123,319
                                                                              -------------

       Net realized and unrealized gain                                           9,649,002
                                                                              -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $   9,787,472
                                                                              =============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED         YEAR ENDED
                                                                   FEBRUARY 29, 2004  FEBRUARY 28, 2003
                                                                   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                            $       138,470    $       265,960
   Net realized gain                                                      2,525,683          1,866,002
   Change in net unrealized appreciation (depreciation)                   7,123,319         (7,054,887)
                                                                    ---------------    ---------------

   Net increase (decrease) in net assets from operations                  9,787,472         (4,922,925)
                                                                    ---------------    ---------------

Distributions to shareholders from:
   Net investment income
       Class III                                                           (143,023)          (261,359)
                                                                    ---------------    ---------------

   Net share transactions (Note 7):
       Class III                                                         (5,838,979)       (11,636,058)
                                                                    ---------------    ---------------
   Decrease in net assets resulting from net share transactions          (5,838,979)       (11,636,058)
                                                                    ---------------    ---------------

       Total increase (decrease) in net assets                            3,805,470        (16,820,342)

NET ASSETS:
   Beginning of period                                                   20,723,176         37,543,518
                                                                    ---------------    ---------------
   End of period                                                    $    24,528,646    $    20,723,176
                                                                    ===============    ===============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              YEAR ENDED FEBRUARY 28/29,
                                                        ----------------------------------------------------------------------
                                                           2004           2003           2002           2001          2000 *
                                                        ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     9.66     $    11.76     $    10.54     $     9.52     $    10.00
                                                        ----------     ----------     ----------     ----------     ----------

Income from investment operations:
   Net investment income                                      0.08           0.11           0.15           0.12           0.08
   Net realized and unrealized gain (loss)                    5.14          (2.10)          1.23           1.02          (0.50)
                                                        ----------     ----------     ----------     ----------     ----------

       Total from investment operations                       5.22          (1.99)          1.38           1.14          (0.42)
                                                        ----------     ----------     ----------     ----------     ----------

Less distributions to shareholders:
   From net investment income                                (0.08)         (0.11)         (0.16)         (0.12)         (0.06)
                                                        ----------     ----------     ----------     ----------     ----------

       Total distributions                                   (0.08)         (0.11)         (0.16)         (0.12)         (0.06)
                                                        ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                          $    14.80     $     9.66     $    11.76     $    10.54     $     9.52
                                                        ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                             54.21%        (17.00)%        13.25%         12.12%         (4.25)%^

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $   24,529     $   20,723     $   37,544     $   41,042     $   39,000
   Net expenses to average daily net assets                   0.70%          0.71%          0.70%          0.70%          0.70%**
   Net investment income to average daily net assets          0.62%          0.90%          1.30%          1.25%          1.08%**
   Portfolio turnover rate                                      66%            55%            65%           131%            18%
   Fees and expenses reimbursed by the Manager
     to average daily net assets:                             0.31%          0.18%          0.20%          0.17%          0.21%**
   Purchase and redemption fees consisted of the
     following per share amounts: (b)                           --     $     0.01             --(c)  $     0.01            N/A

(a) The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums which are borne by the shareholders.
(b) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(c)  Purchase premiums were less than $0.01 per share.
*    Period from June 1, 1999 (commencement of operations) through February 29,
     2000.
**   Annualized.
^    Not Annualized.

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Tax-Managed Small Companies Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks to maximize after-tax total return through investment in a portfolio of common stocks of smaller companies principally traded in the U.S.

     The Fund's benchmark is the Russell 2500 Index (after tax), which is computed by the Manager by applying the maximum historical applicable individual federal income tax rate to the Russell 2500 Index's dividend yield.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At February 29, 2004, the Fund held no open futures contracts.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, the Fund held no open swap agreements.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for open repurchase agreements as of February 29, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. For the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income were $143,023 and $261,359, respectively.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     At February 29, 2004, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $4,900,098, $1,587,943 and $393,614 expiring in 2009, 2010 and 2011, respectively.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to differing treatments for redemption in-kind transactions. Net gains resulting from redemptions in-kind transactions were $1,455,312. The financial highlights exclude these adjustments.

                 ACCUMULATED           ACCUMULATED
              UNDISTRIBUTED NET            NET
              INVESTMENT INCOME        REALIZED LOSS        PAID-IN CAPITAL
             -------------------      ---------------      -----------------
                  $ 4,553              $ (1,449,100)          $ 1,444,547

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .50% of the amount invested. If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, the purchase premium charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium charged by the Fund may be waived if the Manager determines the Fund is substantially underweighted in cash so that a purchase will not require a securities transaction. All purchase premiums are paid and recorded by the Fund as paid-in capital. For the year ended February 29, 2004 and the year ended February 28, 2003, the Fund received $0 and $15,074 in purchase premiums, respectively. There is no fee for redemptions, reinvested distributions or in-kind transactions.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .55% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .55% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $290. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $14,801,980 and $20,813,974, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                  GROSS UNREALIZED     GROSS UNREALIZED     NET UNREALIZED
              AGGREGATE COST        APPRECIATION         DEPRECIATION        APPRECIATION
              --------------      ----------------     ----------------     --------------
              $   16,744,875      $      8,039,834     $       (223,661)    $    7,816,173


5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 60.1% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, 6.11% of the Fund was held by one related party.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                               YEAR ENDED                      YEAR ENDED
                                            FEBRUARY 29, 2004               FEBRUARY 28, 2003
                                        -------------------------     -----------------------------
                                         SHARES         AMOUNT          SHARES           AMOUNT
                                        --------     ------------     ----------      -------------
     Class III:
     Shares sold                              --     $         --        317,367      $   3,014,863
     Shares issued to shareholders in
       reinvestment of distributions       5,634           69,114         15,201            154,941
     Shares repurchased                 (493,952)      (5,908,093)    (1,378,358)       (14,805,862)
                                        --------     ------------     ----------      -------------
     Net decrease                       (488,318)    $ (5,838,979)    (1,045,790)     $ (11,636,058)
                                        ========     ============     ==========      =============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO TAX-MANAGED SMALL COMPANIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Tax-Managed Small Companies Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions to shareholders included:
     For taxable, non-corporate shareholders, 100% of the Fund's income represents qualified dividend income subject to the 15% rate category.

     For corporate shareholders, 100% of the Fund's income qualified for the dividends-received deduction.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                        TERM OF               PRINCIPAL                  FUND           OTHER
                                     OFFICE(1) AND          OCCUPATION(S)              COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,       POSITION(S)    LENGTH OF TIME       DURING PAST FIVE           OVERSEEN BY       HELD BY
     AND DOB        HELD WITH TRUST      SERVED                 YEARS                  TRUSTEE         TRUSTEE
------------------  ---------------  ---------------  ---------------------------   -------------   --------------
Jay O. Light        Trustee          Since May 1996   Professor of Business
c/o GMO Trust                                         Administration and Senior          41              *(2)
40 Rowes Wharf                                        Associate Dean, Harvard
Boston, MA 02110                                      University.
DOB: 10/03/1941

Donald W.           Trustee          Since            Advisory Counsel, Goodwin
Glazer, Esq.                         December 2000    Procter LLP; Secretary and         41             None
c/o GMO Trust                                         Consultant, Provant, Inc.
40 Rowes Wharf                                        (provider of performance
Boston, MA 02110                                      improvement training
DOB:  07/26/1944                                      services and products)(1998
                                                      - present); Consultant -
                                                      Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                                                 PRINCIPAL               FUND           OTHER
                                     TERM OF OFFICE(1)         OCCUPATION(S)           COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,        POSITION(S)     AND LENGTH OF         DURING PAST FIVE        OVERSEEN BY       HELD BY
     AND DOB        HELD WITH TRUST     TIME SERVED                YEARS               TRUSTEE         TRUSTEE
------------------  ---------------  -----------------   ------------------------   --------------  -------------
R. Jeremy           Chairman of      Since September     Chairman, Grantham,
Grantham(3)         the Board of     1985.               Mayo, Van Otterloo & Co.         41            None
c/o GMO Trust       Trustees         President from      LLC
40 Rowes Wharf                       February 2002 -
Boston, MA 02110                     October 2002;
DOB:  10/06/1938                     President
                                     Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                    TERM OF OFFICE(4)
 NAME, ADDRESS, AND         POSITION(S) HELD         AND LENGTH OF            PRINCIPAL OCCUPATION(S)
         DOB                   WITH TRUST             TIME SERVED             DURING PAST FIVE YEARS
----------------------     -------------------   ----------------------     ----------------------------
Scott Eston                President and         President and Chief        Chief Financial Officer
c/o GMO Trust              Chief Executive       Executive Officer          (1997-present), Chief
40 Rowes Wharf             Officer               since October 2002;        Operating Officer (2000 -
Boston, MA 02110                                 Vice President from        present) and Member,
DOB: 01/20/1956                                  August 1998 -              Grantham, Mayo, Van
                                                 October 2002.              Otterloo & Co. LLC.

Susan Randall Harbert      Chief Financial       Chief Financial            Member, Grantham, Mayo,
c/o GMO Trust              Officer and           Officer since              Van Otterloo & Co. LLC.
40 Rowes Wharf             Treasurer             February 2000;
Boston, MA 02110                                 Treasurer since
DOB: 04/25/1957                                  February 1998.

Brent Arvidson             Assistant             Since September 1998.      Senior Fund Administrator,
c/o GMO Trust              Treasurer                                        Grantham, Mayo, Van
40 Rowes Wharf                                                              Otterloo & Co. LLC.
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.     Vice President        Vice President since       General Counsel,
c/o GMO Trust              and Clerk             February 1997; Clerk       Anti-Money Laundering
40 Rowes Wharf                                   since March 2001 -         Reporting Officer (July
Boston, MA 02110                                 present and May 1999       2002 - February 2003) and
DOB: 07/20/1965                                  - August 1999.             Member, Grantham, Mayo,
                                                                            Van Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.   Vice President        Vice President since       Associate General Counsel,
c/o GMO Trust              and Secretary         August 1999;               Grantham, Mayo, Van
40 Rowes Wharf                                   Secretary since            Otterloo & Co. LLC (June
Boston, MA 02110                                 March 2001.                1999 - present);
DOB: 02/18/1945                                                             Associate/Junior Partner,
                                                                            Hale and Dorr LLP (1991 -
                                                                            1999).

Julie Perniola             Vice President        Since February 2003.       Anti-Money Laundering
c/o GMO Trust              and Anti-Money                                   Reporting Officer
40 Rowes Wharf             Laundering                                       (February 2003 - present)
Boston, MA 02110           Compliance Officer                               and Compliance Officer,
DOB:  10/07/1970                                                            Grantham, Mayo, Van
                                                                            Otterloo & Co. LLC.

William L. Nemerever       Vice President        Vice President since       Member, Grantham, Mayo,
c/o GMO Trust                                    February 2004.             Van Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the International Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO International Intrinsic Value Fund returned +55.0% for the fiscal year ended February 29, 2004, as compared to +53.6% for the MSCI EAFE Index and +57.8% for the S&P/Citigroup PMI EPAC Value Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in international equity securities throughout the period.

Among the portfolio holdings with the largest positive impact to relative returns during the period were Japanese bank Mizuho Financial Group, Swiss pharmaceutical Roche, UK aerospace company Rolls Royce, and baby food and nutrition company Numico. Less successful holdings included Swisscom, Volkswagen, BT Group (British Telecom), Dutch telecom company KPN, and National Australia Bank.

Industry weightings had a negative impact against EAFE. During the fiscal year, an overweight position in utilities and an underweight position in technology stocks detracted from performance. An overweight to financials and an underweight to health care were more successful.

For the period, country allocation was positive. Exposure to Germany and Norway was beneficial, as was overweighting South East Asia and underweighting the UK. The appreciation of foreign currencies added to the U.S. dollar returns of the strategy. The MSCI EAFE Index returned nearly 20% higher in U.S. dollar terms than in local currency.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

INTERNATIONAL INTRINSIC VALUE FUND-III
As Of: 2/29/2004

   DATE        GMO INTERNATIONAL INTRINSIC VALUE FUND      MSCI EAFE INDEX      S&P/CITIGROUP PMI EPAC VALUE INDEX
 2/28/1994                   5,000,000                        5,000,000                   5,000,000
 3/31/1994                   4,878,715                        4,784,645                   4,824,230
 6/30/1994                   4,964,785                        5,029,100                   5,123,205
 9/30/1994                   4,990,890                        5,033,970                   5,139,585
12/31/1994                   4,893,615                        4,982,615                   5,090,095
 3/31/1995                   4,883,010                        5,075,430                   5,186,000
 6/30/1995                   5,097,250                        5,112,280                   5,233,440
 9/30/1995                   5,219,985                        5,325,410                   5,475,080
12/31/1995                   5,398,650                        5,541,055                   5,725,590
 3/31/1996                   5,518,820                        5,701,165                   5,868,595
 6/30/1996                   5,621,185                        5,791,370                   6,016,375
 9/30/1996                   5,614,715                        5,784,105                   6,068,595
12/31/1996                   5,914,035                        5,876,125                   6,218,765
 3/31/1997                   5,825,300                        5,784,090                   6,095,900
 6/30/1997                   6,271,370                        6,534,710                   6,928,325
 9/30/1997                   6,420,260                        6,488,700                   6,950,510
12/31/1997                   5,968,585                        5,980,600                   6,401,705
 3/31/1998                   6,965,225                        6,860,345                   7,421,160
 6/30/1998                   6,937,070                        6,933,180                   7,527,305
 9/30/1998                   5,887,135                        5,947,705                   6,281,910
12/31/1998                   6,780,270                        7,176,535                   7,480,545
 3/31/1999                   6,678,405                        7,276,375                   7,718,770
 6/30/1999                   7,216,370                        7,461,275                   8,004,435
 9/30/1999                   7,493,865                        7,788,725                   8,391,465
12/31/1999                   7,771,570                        9,111,645                   9,226,960
 3/31/2000                   7,345,225                        9,102,065                   8,926,275
 6/30/2000                   7,623,860                        8,741,475                   9,007,845
 9/30/2000                   7,266,565                        8,036,355                   8,537,880
12/31/2000                   7,662,955                        7,820,710                   8,602,725
 3/31/2001                   7,000,955                        6,748,675                   7,636,515
 6/30/2001                   7,252,440                        6,678,165                   7,762,795
 9/30/2001                   6,510,595                        5,743,225                   6,719,790
12/31/2001                   6,735,010                        6,143,740                   7,042,315
 3/31/2002                   7,096,775                        6,174,980                   7,190,440
 6/30/2002                   7,523,965                        6,044,100                   7,213,305
 9/30/2002                   6,406,460                        4,851,370                   5,828,325
12/31/2002                   6,694,945                        5,164,430                   6,121,500
 3/31/2003                   6,362,400                        4,740,250                   5,614,335
 6/30/2003                   7,732,640                        5,653,630                   6,753,925
 9/30/2003                   8,226,945                        6,113,130                   7,376,110
12/31/2003                   9,607,960                        7,157,165                   8,699,660
 2/29/2004                  10,019,965                        7,425,925                   9,084,985

Average Annual Returns
Inception                     3/31/1987

1YR                5YR               10YR(ITD)
55.05              9.08              7.2

INTERNATIONAL INTRINSIC VALUE FUND-II
As Of: 2/29/2004
Average Annual Returns
Inception                     9/26/1996

1YR                5YR               10YR(ITD)
54.99              9.01              8.08

INTERNATIONAL INTRINSIC VALUE FUND-IV
As Of: 2/29/2004
Average Annual Returns
Inception                     1/9/1998

1YR                5YR               10YR(ITD)
55.15              9.16              9.37

INTERNATIONAL INTRINSIC VALUE FUND-CLASS M
As Of: 2/29/2004

Average Annual Returns
Inception                     10/2/2003

1YR                5YR               10YR(ITD)
N/A                N/A               18.06

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Performance for Classes II, IV and M may vary due to different shareholder servicing fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES      DESCRIPTION                                                                VALUE ($)
----------------------------------------------------------------------------------------------------
               COMMON STOCKS -- 92.5%

               AUSTRALIA -- 3.0%
     580,563   Australia and New Zealand Banking Group Ltd                                 8,058,322
     406,209   Boral Ltd                                                                   1,924,341
     393,595   Caltex Australia Ltd                                                        2,128,784
   1,554,756   General Property Trust Units                                                3,574,725
      86,740   Macquarie Bank Ltd                                                          2,215,193
     879,229   National Australia Bank Ltd                                                20,961,606
       1,200   National Australia Bank Ltd ADR                                               143,760
     689,013   Santos Ltd                                                                  3,226,860
     891,679   Stockland                                                                   3,687,546
   1,907,160   Telstra Corp Ltd                                                            7,033,623
   1,507,520   Westfield Trust Units                                                       4,117,470
     525,665   Westpac Banking Corp                                                        6,833,970
     462,966   Woodside Petroleum Ltd                                                      5,436,606
                                                                                        ------------
                                                                                          69,342,806
                                                                                        ------------

               AUSTRIA -- 2.4%
     132,309   Austrian Airlines *                                                         1,985,879
     116,004   Boehler Uddeholm (Bearer)                                                   8,792,233
      18,880   Erste Bank Der Oesterreichischen Sparkassen AG                              2,636,724
      82,171   Flughafen Wien AG                                                           4,543,337
      60,426   Generali Holding Vienna AG                                                  2,192,316
      29,122   Mayr-Melnhof Karton AG (Bearer)                                             3,547,850
      93,052   OMV AG                                                                     15,001,320
     176,031   RHI AG *                                                                    3,783,830
      77,595   VA Technologie AG (Bearer) *                                                3,154,594
     157,795   Voestalpine AG                                                              7,224,822
     112,170   Wienerberger AG                                                             3,540,029
                                                                                        ------------
                                                                                          56,402,934
                                                                                        ------------

               BELGIUM -- 3.0%
     149,584   Almanij NV                                                                  9,123,775
       8,108   Bekaert SA                                                                    467,342

              See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES      DESCRIPTION                                                                VALUE ($)
----------------------------------------------------------------------------------------------------
               BELGIUM -- CONTINUED
      19,957   Colruyt SA                                                                  2,273,846
      93,209   Delhaize Group                                                              5,069,099
     383,228   Dexia                                                                       7,104,319
      30,659   Electrabel SA                                                              10,152,000
     749,160   Fortis                                                                     17,322,770
     277,769   KBC Bancassurance Holding                                                  15,862,082
      64,818   UCB SA                                                                      2,398,373
                                                                                        ------------
                                                                                          69,773,606
                                                                                        ------------

               CANADA -- 2.3%
      58,500   Bank of Montreal                                                            2,370,084
     253,500   Bank of Nova Scotia                                                        12,970,207
     130,800   BCE Inc                                                                     2,855,325
     125,000   Canadian Imperial Bank of Commerce                                          6,394,634
      64,700   Canadian Natural Resources                                                  3,532,159
     257,000   EnCana Corp                                                                11,078,726
      27,400   Magna International Inc Class A                                             2,161,777
     134,000   National Bank of Canada                                                     4,559,046
     115,300   Quebecor Inc Class B *                                                      2,358,849
     115,500   Royal Bank of Canada                                                        5,461,878
                                                                                        ------------
                                                                                          53,742,685
                                                                                        ------------

               DENMARK -- 0.1%
         320   AP Moller - Maersk A/S                                                      2,689,076
                                                                                        ------------

               FINLAND -- 1.1%
      52,300   Finnair Class A                                                               404,843
     353,400   Fortum Oyj                                                                  3,741,128
     181,300   Kesko Oyj Class B                                                           3,638,034
     243,750   Nokia Oyj                                                                   5,339,411
     183,054   Rautaruukki Oyj *                                                           1,537,525
     563,200   Sampo Oyj Class A                                                           6,318,977
      38,100   Stockmann Oyj AB Class A                                                      887,611
      14,650   Stockmann Oyj AB Class B                                                      343,119

              See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES      DESCRIPTION                                                                VALUE ($)
----------------------------------------------------------------------------------------------------
               FINLAND -- CONTINUED
     119,600   UPM-Kymmene Oyj                                                             2,355,358
      23,400   Wartsila Oyj Class A                                                          527,411
                                                                                        ------------
                                                                                          25,093,417
                                                                                        ------------

               FRANCE -- 4.1%
      35,794   Assurances Generales de France                                              2,299,308
     305,480   BNP Paribas                                                                19,300,570
      33,008   Bongrain SA                                                                 2,091,634
     177,681   Cie de Saint-Gobain                                                         9,327,475
      23,660   Eurazeo                                                                     1,784,431
     601,074   France Telecom SA *                                                        16,557,320
       5,470   Fromageries Bel Vache qui Rit                                                 781,595
     547,167   Havas SA                                                                    3,038,952
      13,126   Imerys SA                                                                   2,875,286
   1,123,185   SCOR SA *                                                                   2,204,981
     199,030   Societe Generale                                                           17,669,212
     200,318   Suez SA                                                                     4,447,756
     416,185   Vivendi Universal SA *                                                     11,919,382
                                                                                        ------------
                                                                                          94,297,902
                                                                                        ------------

               GERMANY -- 7.6%
     108,493   Allianz AG (Registered)                                                    13,534,176
     116,288   Bankgesellschaft Berlin AG *                                                  274,527
     300,242   Bayer AG                                                                    8,505,556
     189,819   Bayerische Vereinsbank *                                                    4,174,547
     248,531   Commerzbank AG                                                              4,817,276
      73,888   Continental AG                                                              3,029,593
     460,902   DaimlerChrysler AG (Registered)                                            20,673,414
          42   Degussa AG                                                                      1,566
     150,417   Deutsche Bank AG (Registered)                                              12,904,970
     291,611   Deutsche Post AG                                                            6,956,672
     264,585   Deutsche Telekom (Registered) *                                             5,181,051
      42,800   Douglas Holdings AG                                                         1,318,839
     542,142   E. On AG                                                                   36,610,781
      61,767   HeidelbergCement AG *                                                       2,762,838

              See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES      DESCRIPTION                                                                VALUE ($)
----------------------------------------------------------------------------------------------------
               GERMANY -- CONTINUED
      70,781   Metro AG                                                                    3,166,034
      20,461   Puma AG Rudolf Dassler Sport                                                4,207,472
      55,080   Schwarz Pharma AG                                                           1,632,220
     248,475   Siemens AG (Registered)                                                    19,233,891
     102,131   Sudzucker AG                                                                1,973,260
     347,379   ThyssenKrupp AG                                                             6,703,034
     350,279   Volkswagen AG                                                              16,581,945
                                                                                        ------------
                                                                                         174,243,662
                                                                                        ------------

               GREECE -- 0.3%
     142,011   Alpha Bank A.E.                                                             4,294,761
     126,570   National Bank of Greece SA                                                  3,447,210
                                                                                        ------------
                                                                                           7,741,971
                                                                                        ------------

               HONG KONG -- 2.2%
     539,000   Cheung Kong Infrastructure Holdings Ltd                                     1,374,532
   1,328,598   CLP Holdings Ltd                                                            6,844,528
     809,409   Great Eagle Holdings Ltd                                                    1,383,010
     260,000   Guoco Group                                                                 1,970,747
   2,226,511   Hang Lung Group Co Ltd                                                      3,504,019
     849,100   Hong Kong Aircraft Engineering Co Ltd                                       4,614,289
   1,996,969   Hong Kong Electric Holdings Ltd                                             8,568,866
     515,700   Hong Kong Ferry Co Ltd                                                        576,397
       1,000   Hong Kong Land Holdings                                                         1,900
     441,762   Jardine Matheson Holdings Ltd                                               4,174,651
   1,095,911   Jardine Strategic Holdings Ltd                                              5,348,046
   1,499,862   Mandarin Oriental International Ltd *                                         824,924
     793,000   Sun Hung Kai Properties Ltd                                                 7,793,637
   1,033,900   Yue Yuen Industrial Holdings                                                2,988,592
                                                                                        ------------
                                                                                          49,968,138
                                                                                        ------------

               IRELAND -- 0.4%
     329,066   Allied Irish Banks Plc                                                      4,996,324
     379,964   Bank of Ireland                                                             4,971,268
                                                                                        ------------
                                                                                           9,967,592
                                                                                        ------------

              See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES      DESCRIPTION                                                                VALUE ($)
----------------------------------------------------------------------------------------------------
               ITALY -- 4.3%
   2,336,914   Banca Intesa SPA                                                            8,681,811
   1,536,760   Banca Intesa SPA (Savings Shares)                                           4,363,035
   1,069,100   Banca Popolare di Milano                                                    6,894,172
     279,686   Banche Popolari Unite Scrl *                                                4,965,916
     860,737   Enel SPA                                                                    6,652,077
   2,749,292   ENI SPA                                                                    53,870,246
     131,141   Fiat SPA (Savings Shares) *                                                   648,512
     175,179   Fondiaria - SAI                                                             2,453,027
     588,000   Grassetto SPA *(a) (b)                                                          7,306
     769,302   IFIL SPA *                                                                  2,566,478
     238,345   Italcementi SPA                                                             1,871,628
      29,437   Italmobiliare SPA                                                           1,295,137
      88,800   Natuzzi SPA ADR                                                               939,504
   1,134,613   Parmalat Finanziaria SPA (a) (b)                                               14,098
     317,024   Sanpaolo IMI SPA                                                            4,076,889
     982,472   SMI (Societa Metallurgica Italy)                                              334,478
                                                                                        ------------
                                                                                          99,634,314
                                                                                        ------------

               JAPAN -- 23.5%
     169,910   Acom Co Ltd                                                                10,232,544
   1,079,000   Asahi Kasei Corp                                                            5,332,784
      76,500   Autobacs Seven                                                              1,921,952
      37,000   Canon Inc                                                                   1,804,961
     229,000   Canon Sales Co Inc                                                          2,450,128
     128,000   Casio Computer Co Ltd                                                       1,322,643
     382,500   Chubu Electric Power Co Inc                                                 8,174,423
      53,000   Chudenko Corp                                                                 821,243
     182,200   Chugoku Electric Power Co Inc                                               3,150,062
     328,000   Citizen Watch Co Ltd                                                        2,866,923
   1,410,000   Cosmo Oil Co Ltd                                                            3,019,769
     219,000   Daicel Chemical Industries Ltd                                                835,832
     665,000   Daido Steel Co Ltd                                                          1,302,489
     318,000   Daiichi Pharmaceuticals Co Ltd                                              5,681,274
      98,000   Daio Paper Corp                                                               827,878
     189,700   Daito Trust Construction Co Ltd                                             6,545,570

              See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES      DESCRIPTION                                                                VALUE ($)
----------------------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
     546,000   Daiwa House Industry Co Ltd                                                 5,402,032
     256,000   Daiwa Kosho Lease Co Ltd                                                    1,145,744
     175,000   Denso Corp                                                                  3,659,848
     264,000   Ezaki Glico Co Ltd                                                          1,882,262
      76,100   FamilyMart                                                                  2,082,546
      71,000   Fast Retailing Co Ltd                                                       4,841,204
   1,179,000   Fuji Heavy Industries Ltd                                                   5,794,646
      93,400   Fuji Photo Film Co Ltd                                                      2,915,010
         509   Fuji Television Network Inc                                                 2,231,475
     633,000   Fujitsu Ltd *                                                               3,812,136
     189,000   Fukuyama Transporting Co Ltd                                                  747,282
   1,408,000   Furukawa Electric Co Ltd                                                    5,038,697
     202,000   Gunze Ltd                                                                     870,785
     271,000   Hino Motors                                                                 1,761,029
     155,000   Hitachi Kokusai Electric Inc                                                1,063,976
   2,692,000   Hitachi Ltd                                                                17,567,234
     214,200   Hokkaido Electric Power                                                     3,577,842
     209,000   House Foods Corp                                                            2,463,774
   2,047,000   Isuzu Motors Ltd *                                                          3,896,906
   1,487,000   Itochu Corp                                                                 5,076,432
     289,000   Itoham Foods Inc                                                            1,179,700
      51,000   Ito-Yokado Co Ltd                                                           1,923,119
      35,000   Japan Airport Terminal Co Ltd                                                 265,880
     199,000   Japan Securities Finance Co                                                 1,052,737
         424   Japan Tobacco Inc                                                           3,034,670
     112,600   JFE Holdings Inc                                                            2,844,371
   1,562,000   Kajima Corp                                                                 5,461,139
     549,000   Kamigumi Co Ltd                                                             3,683,114
     264,000   Kandenko Co                                                                 1,191,214
     168,000   Kaneka Corp                                                                 1,443,822
     348,800   Kansai Electric Power Co Inc                                                6,320,923
     187,000   Kao Corp                                                                    3,945,039
   3,639,000   Kawasaki Heavy Industries Ltd                                               4,662,823
   1,004,000   Kawasaki Kisen Kaisha Ltd                                                   4,833,461
       1,053   KDDI Corp                                                                   5,464,498

              See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES      DESCRIPTION                                                                VALUE ($)
----------------------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
     159,000   Kinden Corp                                                                   812,026
     806,000   Kirin Brewery Co Ltd                                                        7,347,392
     159,000   Kissei Pharmaceutical Co Ltd                                                3,063,289
   4,775,000   Kobe Steel Ltd *                                                            5,768,808
      97,800   Konami Corp                                                                 2,542,120
     254,900   Kyushu Electric Power Co Inc                                                4,437,304
     465,000   Maeda Corp                                                                  1,664,058
     128,000   Maeda Road Construction                                                       712,283
     159,000   Makita Corp                                                                 1,888,907
     133,000   Marui Co Ltd                                                                1,959,821
      83,000   Maruichi Steel Tube                                                         1,033,132
   1,775,000   Mazda Motor Corp                                                            5,474,785
   1,445,000   Mitsubishi Electric Corp                                                    6,930,075
   2,867,000   Mitsubishi Materials Corp *                                                 5,589,154
   1,418,000   Mitsubishi Motors Corp *                                                    3,322,424
           1   Mitsubishi Tokyo Finance Group Inc                                              1,538
     472,000   Mitsui Marine & Fire Insurance                                              4,147,172
     547,000   Mitsui Mining & Smelting Co Ltd                                             2,172,781
     856,000   Mitsui OSK Lines Ltd                                                        4,105,290
      11,281   Mizuho Financial Group Inc *                                               33,968,964
   1,152,000   Mizuho Trust & Banking Co Ltd *                                             1,792,422
     113,000   Nagase & Co                                                                   800,494
     582,000   NEC Corp                                                                    4,282,702
     118,000   Nippo Corp                                                                    622,076
     629,000   Nippon Express Co Ltd                                                       3,448,389
   1,492,000   Nippon Light Metal                                                          3,263,665
      86,000   Nippon Meat Packers Inc                                                       934,303
   1,052,500   Nippon Mining Holdings Inc                                                  3,670,167
   1,017,000   Nippon Shinpan Co                                                           3,583,608
     605,000   Nippon Suisan Kaisha Ltd                                                    1,434,148
         862   Nippon Telegraph & Telephone Corp                                           3,992,056
           1   Nippon Unipac Holding                                                           1,852
     807,000   Nishimatsu Construction                                                     2,851,016
     218,000   Nisshin Oillio Group Ltd                                                      676,387
   1,727,000   Nisshin Steel Co Ltd                                                        2,987,397

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES      DESCRIPTION                                                                VALUE ($)
----------------------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
     306,000   Nisshinbo Industries Inc                                                    1,621,582
     240,300   Nissho Iwai-Nichimen Holdings Corp *                                        1,038,089
     128,300   Nissin Food Products                                                        3,147,025
   1,150,000   Obayashi Corp                                                               5,273,202
     162,000   Okumura Corp                                                                  771,005
     138,000   Ono Pharmaceutical Co Ltd                                                   5,999,451
     955,000   Orient Corp *                                                               2,263,820
   1,475,000   Osaka Gas Co Ltd                                                            4,252,471
      63,000   PanaHome Corp                                                                 360,956
     214,800   Promise Co                                                                 13,014,607
      87,000   Royal Co Ltd                                                                  936,409
     116,000   Ryosan Co                                                                   2,176,460
      66,400   Sammy Corp                                                                  1,890,024
      33,200   Sammy Corp *(c)                                                               911,587
     659,000   Sankyo Co Ltd                                                              14,264,461
     337,000   Seino Transportation Co Ltd                                                 2,917,829
     564,000   Sekisui Chemical Co Ltd                                                     2,911,367
     497,000   Sharp Corp                                                                  8,242,394
      22,900   Shikoku Electric Power Co Inc                                                 405,560
     926,000   Shimizu Corp                                                                4,135,896
     226,000   Sompo Japan Insurance Inc                                                   1,917,463
     319,000   Sumitomo Electric Industries Ltd                                            2,735,704
     178,000   Sumitomo Forestry Co Ltd                                                    1,645,433
   5,950,000   Sumitomo Metal Industries Ltd                                               5,609,098
       1,181   Sumitomo Mitsui Financial Group Inc                                         6,571,920
     727,000   Sumitomo Trust & Banking                                                    3,912,466
   1,688,000   Taiheiyo Cement Corp                                                        4,279,480
   1,668,000   Taisei Corp                                                                 5,801,208
     329,000   Taisho Pharmaceutical Co Ltd                                                5,931,997
     778,300   Takeda Chemical Industries Ltd                                             32,055,189
     139,700   Takefuji Corp                                                               9,998,664
      16,700   TDK Corp                                                                    1,164,690
     103,500   Terumo Corp                                                                 2,155,066
     197,000   Toagosei Co Ltd                                                               414,699
     481,600   Tohoku Electric Power Co Inc                                                8,061,929
     636,200   Tokyo Electric Power Co Inc                                                13,974,739

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES      DESCRIPTION                                                                VALUE ($)
----------------------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
     536,000   TonenGeneral Sekiyu KK                                                      4,302,325
     404,000   Toppan Printing Co Ltd                                                      4,729,233
     965,000   Toray Industries Inc                                                        3,674,172
   1,358,000   Toshiba Corp                                                                5,580,652
     407,000   Toshiba TEC Corp                                                            1,631,576
     169,000   Toto Ltd                                                                    1,472,524
     205,000   Toyo Ink Manufacturing Co Ltd                                                 891,223
     123,000   Toyo Seikan Kaisha                                                          2,031,988
     580,000   Toyota Motor Corp                                                          20,012,813
     223,000   Wacoal Corp                                                                 2,004,265
      73,000   Yamaha Corp                                                                 1,352,965
     179,000   Yamazaki Baking Co Ltd                                                      1,562,932
                                                                                        ------------
                                                                                         542,720,458
                                                                                        ------------

               MALAYSIA -- 0.0%
     751,000   Promet Berhad *(a)(b)                                                           1,976
     234,000   Saship Holdings *(a)(b)                                                           616
                                                                                        ------------
                                                                                               2,592
                                                                                        ------------

               NETHERLANDS -- 5.1%
   1,487,346   ABN Amro Holdings NV                                                       34,354,829
     744,070   Aegon NV                                                                   11,010,878
      84,555   Corio NV                                                                    3,589,886
      45,626   DSM NV                                                                      2,160,468
      13,510   Gamma Holdings NV                                                             658,857
   1,891,044   ING Groep NV                                                               46,240,564
     201,225   Koninklijke Numico NV *                                                     6,630,585
     278,214   Koninklijke Wessanen NV                                                     3,767,922
     287,653   OCE NV                                                                      5,539,837
      38,143   Wereldhave NV                                                               3,168,200
                                                                                        ------------
                                                                                         117,122,026
                                                                                        ------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES      DESCRIPTION                                                                VALUE ($)
----------------------------------------------------------------------------------------------------
               NORWAY -- 2.8%
     179,992   Aker Kvaerner ASA *                                                         3,592,451
   1,736,569   DNB Holdings Class A                                                       10,953,081
      37,560   Elkem ASA Class A                                                           1,168,506
     204,028   Fred Olsen Energy *                                                         1,536,126
     105,800   Frontline Ltd                                                               3,381,656
     178,837   Norsk Hydro ASA                                                            12,842,211
     205,614   Norske Skogindustrier ASA Class A                                           4,191,465
     268,704   Orkla ASA                                                                   7,634,233
     122,950   Smedvig ASA Class A                                                         1,213,877
   1,074,233   Statoil ASA                                                                12,742,253
     391,200   Storebrand *                                                                2,661,924
     530,200   Telenor ASA                                                                 3,645,410
                                                                                        ------------
                                                                                          65,563,193
                                                                                        ------------

               SINGAPORE -- 1.9%
   6,263,249   ComfortDelgro Corp Ltd                                                      3,477,028
     552,000   DBS Group Holdings Ltd                                                      4,766,867
     480,000   Fraser & Neave Ltd                                                          4,004,112
     594,193   Haw Par Corp Ltd                                                            1,703,429
     741,104   Hotel Properties Ltd                                                          452,782
      72,000   Keppel Corp Ltd                                                               308,768
   2,506,000   Neptune Orient Lines Ltd *                                                  3,091,555
     734,000   Oversea-Chinese Banking Corp                                                5,476,164
   1,981,000   SembCorp Industries Ltd                                                     1,664,168
     179,000   Singapore Land Ltd                                                            433,238
  11,719,000   Singapore Telecom Ltd                                                      16,040,693
   1,946,201   Straits Trading Co Ltd                                                      2,149,425
   1,409,960   United Industrial Corp Ltd                                                    687,482
                                                                                        ------------
                                                                                          44,255,711
                                                                                        ------------

               SPAIN -- 3.2%
     127,714   Altadis SA                                                                  4,109,932
     581,613   Banco Santander Central Hispano SA                                          6,735,137
     162,767   Corporacion Mapfre SA                                                       2,390,453
     764,249   Endesa SA                                                                  14,955,875

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES      DESCRIPTION                                                                VALUE ($)
----------------------------------------------------------------------------------------------------
               SPAIN -- CONTINUED
      96,502   Iberdrola SA                                                                1,990,402
   1,833,225   Repsol YPF SA                                                              37,583,404
     287,094   Sacyr Vallehermoso SA                                                       4,911,956
                                                                                        ------------
                                                                                          72,677,159
                                                                                        ------------

               SWEDEN -- 1.8%
     170,100   Holmen AB Class B                                                           5,895,301
     438,200   Investor AB                                                                 4,650,305
   2,781,300   Nordea AB                                                                  19,241,416
     114,317   SAS AB *                                                                    1,051,922
     171,900   Svenska Handelsbanken Class A                                               3,232,852
     666,000   Swedish Match AB                                                            6,352,059
                                                                                        ------------
                                                                                          40,423,855
                                                                                        ------------

               SWITZERLAND -- 4.5%
       4,137   Banque Cantonale Vaudoise *                                                   534,206
     665,348   Credit Suisse Group                                                        24,203,045
       1,282   Pargesa Holdings SA (Bearer)                                                3,654,061
      14,879   Roche Holding AG (Bearer)                                                   2,108,752
     351,238   Roche Holding AG (Non Voting)                                              36,228,635
       3,363   SIG Holding AG (Registered)                                                   500,458
       2,632   Sika AG (Bearer)                                                            1,274,501
      55,885   Swisscom AG (Registered)                                                   18,590,931
      29,955   UBS AG (Registered)                                                         2,200,544
       8,421   Valora Holding AG                                                           2,191,363
      69,601   Zurich Financial Services AG *                                             11,398,770
                                                                                        ------------
                                                                                         102,885,266
                                                                                        ------------

               UNITED KINGDOM -- 18.9%
   1,619,382   Abbey National Plc                                                         14,575,458
       1,200   Abbey National Plc ADR                                                         22,020
     288,836   Alliance & Leicester Plc                                                    4,655,350
   3,557,006   Aviva Plc                                                                  37,230,157
     211,897   AWG Plc *                                                                   2,198,203

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES      DESCRIPTION                                                                VALUE ($)
----------------------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
     376,930   BAA Plc                                                                     3,672,410
   4,136,692   Barclays Plc                                                               37,136,873
     806,652   Barratt Developments Plc                                                    8,300,781
     999,066   Boots Group Plc                                                            13,766,445
     944,703   BP Plc                                                                      7,586,886
     229,372   British Energy Plc *                                                           31,925
     511,082   British Energy Plc (Deferred Shares) *(a)                                          --
   6,477,301   BT Group Plc                                                               21,246,367
   2,947,529   Cable & Wireless *                                                          7,671,709
     647,851   EMI Group Plc                                                               3,041,773
     788,938   GlaxoSmithKline Plc                                                        16,412,686
     492,080   Great Portland Estates Plc                                                  2,273,873
     541,996   GUS Plc                                                                     7,352,662
     167,246   HBOS Plc                                                                    2,267,290
     622,437   HSBC Holdings Plc                                                          10,113,063
     482,340   Imperial Tobacco Group Plc                                                 10,374,517
     160,344   Inchcape Plc                                                                4,523,009
     550,465   Intercontinental Hotels Group Plc                                           5,312,075
     407,038   Kelda Group Plc                                                             3,369,000
     562,663   Kidde Plc                                                                     994,591
     714,654   Kingfisher Plc                                                              3,972,133
     291,623   Land Securities Group Plc                                                   5,963,957
   6,667,021   Lloyds TSB Group Plc                                                       55,398,574
     472,302   Mitchells & Butlers Plc                                                     2,081,683
   1,188,007   National Grid Transco Plc                                                   9,502,272
   1,390,857   New Scottish Power Plc                                                      9,459,924
     285,293   Next Plc                                                                    7,364,604
   1,965,468   Northern Foods Plc                                                          5,744,837
     129,172   Pennon Group Plc                                                            1,618,092
     402,419   Provident Financial Plc                                                     5,559,994
     643,196   RMC Group Plc                                                               8,271,947
   2,454,159   Rolls-Royce Group Plc                                                      10,019,742
   5,002,089   Royal & Sun Alliance Insurance Group                                        9,584,570
     224,730   SABMiller Plc                                                               2,352,184
     733,414   Sainsbury (J) Plc                                                           4,073,001
     496,939   Scottish & Newcastle Plc                                                    3,919,432

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES      DESCRIPTION                                                                VALUE ($)
----------------------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
     659,037   Scottish & Southern Energy Plc                                              8,371,715
       2,650   Scottish Power Plc ADR                                                         73,776
     256,287   Severn Trent Plc                                                            3,524,325
   1,352,532   Somerfield Plc                                                              4,116,447
     853,191   Spirent Plc *                                                               1,401,266
     709,842   Tate & Lyle Plc                                                             3,807,069
   1,653,669   Taylor Woodrow Plc                                                          8,301,318
   3,156,013   Tesco Plc                                                                  15,081,592
   2,264,874   THUS Group Plc *                                                            1,576,182
     278,532   Tomkins Plc                                                                 1,387,876
     258,928   United Utilities Plc                                                        2,426,619
     346,338   Whitbread Plc                                                               4,749,805
     306,225   William Hill Plc                                                            2,824,413
     853,352   Wimpey (George)                                                             6,108,932
     288,137   WPP Group Plc                                                               3,219,042
                                                                                       -------------
                                                                                         435,986,446
                                                                                       -------------

               TOTAL COMMON STOCKS (COST $1,727,877,149)                               2,134,534,809
                                                                                       -------------
               PREFERRED STOCKS -- 0.7%

               GERMANY -- 0.6%
       3,536   Porsche AG (Non Voting) 0.83%                                               2,059,224
      69,915   RWE AG 4.35%                                                                2,636,486
       9,000   Villeroy & Boch AG (Non Voting) 5.78%                                          99,524
     283,021   Volkswagen AG 5.30%                                                         9,072,663
                                                                                       -------------
                                                                                          13,867,897
                                                                                       -------------

               ITALY -- 0.1%
     132,237   Fiat SPA 4.95% *                                                              621,071
     159,329   IFI Istituto Finanziario Industries 4.82% *                                 1,373,886
                                                                                       -------------
                                                                                           1,994,957
                                                                                       -------------

               TOTAL PREFERRED STOCKS (COST $18,017,655)                                  15,862,854
                                                                                       -------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

PAR VALUE ($)   DESCRIPTION                                                              VALUE ($)
----------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 12.1%

               CASH EQUIVALENTS -- 11.3%
 110,900,000   Societe Generale GC Time Deposit, 1.03%, due 03/01/04                     110,900,000
 150,697,179   The Boston Global Investment Trust (d)                                    151,852,680
                                                                                     ---------------
                                                                                         262,752,680
                                                                                     ---------------

               U.S. GOVERNMENT -- 0.8%
  17,250,000   U.S. Treasury Bill, 0.88%, due 3/25/04 (e)                                 17,239,216
                                                                                     ---------------

               TOTAL SHORT-TERM INVESTMENTS (COST $279,991,896)                          279,991,896
                                                                                     ---------------
               TOTAL INVESTMENTS -- 105.3%
               (Cost $2,025,886,700)                                                   2,430,389,559

               Other Assets and Liabilities (net)-- (5.3%)                              (122,894,040)
                                                                                     ---------------

               TOTAL NET ASSETS-- 100.0%                                             $ 2,307,495,519
                                                                                     ===============

               NOTES TO SCHEDULE OF INVESTMENTS:

               ADR - American Depositary Receipt

               *    Non-income producing security.

               (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).

               (b)  Bankrupt issuer.

               (c)  When issued security (Note 2).

               (d)  Represents investment of security lending collateral
                    (Note 2).

               (e) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 8).

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
FEBRUARY 29, 2004

At February 29, 2004, industry sector diversification of the Fund's equity investments was as follows:

     INDUSTRY SECTOR
     --------------------------------------------------------
     Financials                                          36.6%
     Consumer Discretionary                              11.5
     Utilities                                            8.8
     Energy                                               8.6
     Industrials                                          8.0
     Consumer Staples                                     6.7
     Health Care                                          6.0
     Materials                                            6.0
     Telecommunication Services                           5.0
     Information Technology                               2.8
                                                        -----
                                                        100.0%
                                                        =====

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments, at value, including securities on loan
  of $143,576,191 (cost $2,025,886,700)
  (Note 2)                                                                         $      2,430,389,559
  Cash                                                                                           45,271
  Foreign currency, at value (cost $900,790) (Note 2)                                           897,461
  Receivable for Fund shares sold                                                            25,511,789
  Dividends and interest receivable                                                           2,199,522
  Foreign taxes receivable                                                                    1,025,594
  Receivable for open forward foreign currency contracts
  (Notes 2 and 8)                                                                            13,742,880
  Receivable for variation margin on open futures contracts
  (Notes 2 and 8)                                                                                 5,963
  Receivable for expenses reimbursed by Manager (Note 3)                                        229,682
                                                                                   --------------------

    Total assets                                                                          2,474,047,721
                                                                                   --------------------

LIABILITIES:
  Payable upon return of securities loaned (Note 2)                                         151,852,680
  Payable for Fund shares repurchased                                                         1,164,268
  Payable to affiliate for (Note 3):
    Management fee                                                                              975,779
    Shareholder service fee                                                                     235,640
    12b-1 fee - Class M                                                                           2,876
    Administration fee - Class M                                                                  1,149
    Trustees fee                                                                                  4,059
  Payable for open forward foreign currency contracts
  (Notes 2 and 8)                                                                            11,948,519
  Accrued expenses                                                                              367,232
                                                                                   --------------------

    Total liabilities                                                                       166,552,202
                                                                                   --------------------

NET ASSETS                                                                         $      2,307,495,519
                                                                                   ====================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NET ASSETS CONSIST OF:
  Paid-in capital                                                                  $      2,032,689,939
  Accumulated undistributed net investment income                                             2,554,312
  Accumulated net realized loss                                                            (130,801,810)
  Net unrealized appreciation                                                               403,053,078
                                                                                   --------------------
                                                                                   $      2,307,495,519
                                                                                   ====================

NET ASSETS ATTRIBUTABLE TO:
  Class II shares                                                                  $         85,625,087
                                                                                   ====================
  Class III shares                                                                 $      1,350,850,115
                                                                                   ====================
  Class IV shares                                                                  $        863,612,163
                                                                                   ====================
  Class M shares                                                                   $          7,408,154
                                                                                   ====================

SHARES OUTSTANDING:
  Class II                                                                                    3,541,033
                                                                                   ====================
  Class III                                                                                  55,540,109
                                                                                   ====================
  Class IV                                                                                   35,517,713
                                                                                   ====================
  Class M                                                                                       306,798
                                                                                   ====================

NET ASSET VALUE PER SHARE:
  Class II                                                                         $              24.18
                                                                                   ====================
  Class III                                                                        $              24.32
                                                                                   ====================
  Class IV                                                                         $              24.31
                                                                                   ====================
  Class M                                                                          $              24.15
                                                                                   ====================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $5,440,228)                               $         46,809,546
  Interest (including securities lending income of $1,278,791)                                2,302,090
                                                                                   --------------------

    Total income                                                                             49,111,636
                                                                                   --------------------

EXPENSES:
  Management fee (Note 3)                                                                     9,308,755
  Shareholder service fee (Note 3) - Class II                                                   219,236
  Shareholder service fee (Note 3) - Class III                                                1,669,219
  Shareholder service fee (Note 3) - Class IV                                                   457,943
  12b-1 fee (Note 3) - Class M                                                                    6,417
  Administration fee (Note 3)  - Class M                                                          5,133
  Custodian fees                                                                              1,161,045
  Transfer agent fees                                                                            65,978
  Audit and tax fees                                                                             61,813
  Legal fees                                                                                     86,796
  Trustees fees and related expenses (Note 3)                                                    35,174
  Registration fees                                                                              85,011
  Miscellaneous                                                                                  69,560
                                                                                   --------------------
    Total expenses                                                                           13,232,080
  Fees and expenses reimbursed by Manager (Note 3)                                           (1,530,203)
                                                                                   --------------------
    Net expenses                                                                             11,701,877
                                                                                   --------------------

      Net investment income                                                                  37,409,759
                                                                                   --------------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments                                                                              53,624,312
    Closed futures contracts                                                                 17,181,469
    Foreign currency, forward contracts and foreign currency
        related transactions                                                                 17,641,142
                                                                                   --------------------
      Net realized gain                                                                      88,446,923
                                                                                   --------------------
  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                             626,135,213
    Open futures contracts                                                                    1,408,806
    Foreign currency, forward contracts and foreign currency
        related transactions                                                                 (8,930,124)
                                                                                   --------------------
      Net unrealized gain                                                                   618,613,895
                                                                                   --------------------

    Net realized and unrealized gain                                                        707,060,818
                                                                                   --------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $        744,470,577
                                                                                   ====================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    YEAR ENDED                YEAR ENDED
                                                                                FEBRUARY 29, 2004         FEBRUARY 28, 2003
                                                                              ----------------------    ----------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                                      $           37,409,759    $           28,729,710
   Net realized gain (loss)                                                               88,446,923               (40,517,478)
   Change in net unrealized appreciation (depreciation)                                  618,613,895               (33,171,971)
                                                                              ----------------------    ----------------------

   Net increase (decrease) in net assets from operations                               744,470,577               (44,959,739)
                                                                              ----------------------    ----------------------

Distributions to shareholders from:
   Net investment income
     Class II                                                                             (3,414,476)               (2,069,691)
     Class III                                                                           (35,741,088)              (34,394,773)
     Class IV                                                                            (16,179,208)              (13,242,397)
     Class M                                                                                (139,753)                       --
                                                                              ----------------------    ----------------------

    Total distributions from net investment income                                       (55,474,525)              (49,706,861)
                                                                              ----------------------    ----------------------

   Net share transactions (Note 7):
     Class II                                                                            (24,037,904)               30,892,601
     Class III                                                                            57,218,553              (148,543,077)
     Class IV                                                                            330,657,748               116,271,839
     Class M                                                                               6,527,842                        --
                                                                              ----------------------    ----------------------
   Increase (decrease) in net assets resulting from net
     share transactions                                                                  370,366,239                (1,378,637)
                                                                              ----------------------    ----------------------
     Total increase (decrease) in net assets                                           1,059,362,291               (96,045,237)

NET ASSETS:
  Beginning of period                                                                  1,248,133,228             1,344,178,465
                                                                              ----------------------    ----------------------
  End of period (including accumulated undistributed
    net investment income of $2,554,312 and $1,858,662,
    respectively)                                                             $        2,307,495,519    $        1,248,133,228
                                                                              ======================    ======================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               YEAR ENDED FEBRUARY 28/29,
                                                     ----------------------------------------------------------------------------
                                                        2004            2003            2002             2001            2000
                                                     -----------     -----------     -----------     -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     16.04     $     17.41     $     20.30     $     20.85     $      20.33
                                                     -----------     -----------     -----------     -----------     ------------

Income from investment operations:
  Net investment income (b)                                 0.44            0.37            0.28            0.40             0.41
  Net realized and unrealized gain (loss)                   8.31           (1.05)          (2.44)           1.11             1.33
                                                     -----------     -----------     -----------     -----------     ------------

    Total from investment operations                        8.75           (0.68)          (2.16)           1.51             1.74
                                                     -----------     -----------     -----------     -----------     ------------

Less distributions to shareholders:
  From net investment income                               (0.61)          (0.69)          (0.73)          (0.22)           (0.56)
  From net realized gains                                     --              --              --           (1.84)           (0.66)
                                                     -----------     -----------     -----------     -----------     ------------

    Total distributions                                    (0.61)          (0.69)          (0.73)          (2.06)           (1.22)
                                                     -----------     -----------     -----------     -----------     ------------
NET ASSET VALUE, END OF PERIOD                       $     24.18     $     16.04     $     17.41     $     20.30     $      20.85
                                                     ===========     ===========     ===========     ===========     ============
TOTAL RETURN (a)                                           54.99%          (4.11)%        (10.71)%          7.25%            8.09%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $    85,625     $    67,896         $ 42,49     $    15,284     $     21,162
  Net expenses to average daily net assets                  0.76%           0.76%           0.76%           0.76%            0.76%
  Net investment income to average daily
    net assets                                              2.15%           2.06%           1.56%           1.88%            1.84%
  Portfolio turnover rate                                     44%             51%             51%             31%              53%
  Fees and expenses reimbursed by the
    Manager to average daily net assets:                    0.09%           0.10%           0.10%           0.08%            0.09%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)  Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               YEAR ENDED FEBRUARY 28/29,
                                                     ----------------------------------------------------------------------------
                                                        2004            2003            2002             2001            2000
                                                     -----------     -----------     -----------     -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     16.13     $     17.50     $     20.37     $     20.91     $      20.38
                                                     -----------     -----------     -----------     -----------     ------------

Income from investment operations:
      Net investment income (b)                             0.45            0.40            0.44            0.44             0.47
      Net realized and unrealized gain (loss)               8.36           (1.08)          (2.59)           1.09             1.28
                                                     -----------     -----------     -----------     -----------     ------------

         Total from investment operations                   8.81           (0.68)          (2.15)           1.53             1.75
                                                     -----------     -----------     -----------     -----------     ------------
Less distributions to shareholders:
      From net investment income                           (0.62)          (0.69)          (0.72)          (0.23)           (0.56)
      From net realized gains                                 --              --              --           (1.84)           (0.66)
                                                     -----------     -----------     -----------     -----------     ------------

         Total distributions                               (0.62)          (0.69)          (0.72)          (2.07)           (1.22)
                                                     -----------     -----------     -----------     -----------     ------------
NET ASSET VALUE, END OF PERIOD                       $     24.32     $     16.13     $     17.50     $     20.37     $      20.91
                                                     ===========     ===========     ===========     ===========     ============
TOTAL RETURN (a)                                           55.05%          (4.05)%        (10.60)%          7.32%            8.20%

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)              $ 1,350,850     $   845,997     $ 1,053,104     $ 1,280,603     $  1,799,929
      Net expenses to average daily net assets              0.69%           0.69%           0.69%           0.69%            0.69%
      Net investment income to average daily
        net assets                                          2.22%           2.26%           2.37%           2.07%            2.09%
      Portfolio turnover rate                                 44%             51%             51%             31%              53%
      Fees and expenses reimbursed by the
        Manager to average daily net assets:                0.09%           0.10%           0.10%           0.08%            0.09%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)  Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            YEAR ENDED FEBRUARY 28/29,
                                                     ----------------------------------------------------------------------------
                                                         2004            2003            2002           2001             2000
                                                     -----------     -----------     -----------     -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     16.12     $     17.50     $     20.37     $     20.90     $      20.37
                                                     -----------     -----------     -----------     -----------     ------------

Income from investment operations:
  Net investment income (b)                                 0.43            0.38            0.36            0.50             0.55
  Net realized and unrealized gain (loss)                   8.39           (1.05)          (2.49)           1.05             1.21
                                                     -----------     -----------     -----------     -----------     ------------

    Total from investment operations                        8.82           (0.67)          (2.13)           1.55             1.76
                                                     -----------     -----------     -----------     -----------     ------------

Less distributions to shareholders:
  From net investment income                               (0.63)          (0.71)          (0.74)          (0.24)           (0.57)
  From net realized gains                                     --              --              --           (1.84)           (0.66)
                                                     -----------     -----------     -----------     -----------     ------------

    Total distributions                                    (0.63)          (0.71)          (0.74)          (2.08)           (1.23)
                                                     -----------     -----------     -----------     -----------     ------------
NET ASSET VALUE, END OF PERIOD                       $     24.31     $     16.12     $     17.50     $     20.37     $      20.90
                                                     ===========     ===========     ===========     ===========     ============
TOTAL RETURN (a)                                           55.15%          (4.02)%        (10.52)%          7.45%            8.18%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $   863,612     $   334,240     $   248,579     $   155,558     $     291,894
  Net expenses to average daily net assets                  0.63%           0.63%           0.63%           0.63%            0.63%
  Net investment income to average
    daily net assets                                        2.08%           2.13%           1.97%           2.34%            2.47%
  Portfolio turnover rate                                     44%             51%             51%             31%              53%
  Fees and expenses reimbursed by
    the Manager to average daily net assets:                0.09%           0.10%           0.10%           0.08%            0.09%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)  Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 PERIOD FROM
                                                                               OCTOBER 2, 2003
                                                                                (COMMENCEMENT
                                                                                OF OPERATIONS)
                                                                                   THROUGH
                                                                               FEBRUARY 29, 2004
                                                                              ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $            20.92
                                                                              ------------------

Income from investment operations:
  Net investment income (b)                                                                 0.01
  Net realized and unrealized gain                                                          3.73
                                                                              ------------------

    Total from investment operations                                                        3.74
                                                                              ------------------

Less distributions to shareholders:
  From net investment income                                                               (0.51)
                                                                              ------------------

    Total distributions                                                                    (0.51)
                                                                              ------------------
NET ASSET VALUE, END OF PERIOD                                                $            24.15
                                                                              ==================
TOTAL RETURN (a)                                                                           18.06%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                           $            7,408
  Net expenses to average daily net assets                                                  0.99%*
  Net investment income to average daily net assets                                         0.12%*
  Portfolio turnover rate                                                                     44%***
  Fees and expenses reimbursed by the Manager to average daily net assets:                  0.09%*

*    Annualized.
**   Not Annualized.
*** Calculation represents portfolio turnover of the Fund for the year ended February 29, 2004.
(a) The total return would have been lower had certain expenses not been reimbursed during the period shown.
(b)  Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO International Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the S&P/Citigroup (f/k/a Salomon Smith Barney) Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Value Style Index.

     Throughout the year ended February 29, 2004, the Fund had three classes of shares outstanding: Class II, Class III and Class IV. Class M was introduced in October 2003. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See
     Note 3). The principal economic difference among the classes of shares is the level of fees borne by the classes. Eligibility for and automatic conversion among the various classes of shares, except Class M, is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign equity securities held by the Fund be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 8 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 29, 2004.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 8 for all open futures contracts as of February 29, 2004.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At February 29, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, there were no open swap agreements.

     DELAYED DELIVERY COMMITMENTS
     The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund loaned securities having a market value of $143,576,191 collateralized by cash in the amount of $151,852,680 which was invested in a short-term instrument.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income was $55,474,525 and $49,706,861, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $13,306,354 of undistributed ordinary income. The temporary differences between book and tax basis distributable earnings are primarily due to passive foreign investment company transactions.

     At February 29, 2004, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $27,842,613 and $95,091,208 expiring in 2010 and 2011, respectively.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The net gains resulting from redemptions in-kind transactions were $13,316,342. The financial highlights exclude these adjustments.

          ACCUMULATED            ACCUMULATED
       UNDISTRIBUTED NET            NET
       INVESTMENT INCOME        REALIZED GAIN      PAID-IN CAPITAL
     ----------------------    ----------------   ----------------
          $  18,760,416         $  (28,065,036)     $  9,304,620

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later.

     Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class' operations.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares and .09% for Class IV shares.

     Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of .20% of average daily Class M net assets for support services provided to Class M shareholders.

     Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of .25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class II, Class III and Class IV only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the .54% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $21,374. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, a significant portion of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $1,024,983,481 and $715,887,957, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                               GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
           AGGREGATE COST        APPRECIATION       DEPRECIATION      APPRECIATION
         ------------------    ----------------   ----------------   --------------
         $    2,042,988,691    $    429,666,173   $    (43,420,806)  $  386,245,367

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, .1% of the Fund was held by eight related parties.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                      YEAR ENDED                       YEAR ENDED
                                                                  FEBRUARY 29, 2004                 FEBRUARY 28, 2003
                                                          --------------------------------    --------------------------------
CLASS II:                                                     SHARES            AMOUNT            SHARES            AMOUNT
                                                          --------------    --------------    --------------    --------------
Shares sold                                                    4,733,483    $   96,774,891         2,552,285    $   45,282,901
Shares issued to shareholders
  in reinvestment of distributions                               131,364         2,890,031            98,783         1,661,781
Shares repurchased                                            (5,556,343)     (123,702,826)         (858,945)      (16,052,081)
                                                          --------------    --------------    --------------    --------------
Net increase (decrease)                                         (691,496)   $  (24,037,904)        1,792,123    $   30,892,601
                                                          ==============    ==============    ==============    ==============

                                                                      YEAR ENDED                       YEAR ENDED
                                                                  FEBRUARY 29, 2004                 FEBRUARY 28, 2003
                                                          --------------------------------    --------------------------------
CLASS III:                                                    SHARES            AMOUNT            SHARES            AMOUNT
                                                          --------------    --------------    --------------    --------------
Shares sold                                                   25,870,141    $  542,271,026        18,150,851    $  313,632,458
Shares issued to shareholders
  in reinvestment of distributions                             1,134,168        25,047,548         1,458,645        24,738,029
Shares repurchased                                           (23,919,014)     (510,100,021)      (27,340,396)     (486,913,564)
                                                          --------------    --------------    --------------    --------------
Net increase (decrease)                                        3,085,295    $   57,218,553        (7,730,900)   $ (148,543,077)
                                                          ==============    ==============    ==============    ==============

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                      YEAR ENDED                       YEAR ENDED
                                                                  FEBRUARY 29, 2004                 FEBRUARY 28, 2003
                                                          --------------------------------    --------------------------------
CLASS IV:                                                     SHARES            AMOUNT            SHARES            AMOUNT
                                                          --------------    --------------    --------------    --------------
Shares sold                                                   15,876,366    $  351,557,271        13,102,251    $  231,497,089
Shares issued to shareholders
  in reinvestment of distributions                               730,043        16,179,208           684,808        11,576,480
Shares repurchased                                            (1,822,145)      (37,078,731)       (7,261,462)     (126,801,730)
                                                          --------------    --------------    --------------    --------------
Net increase                                                  14,784,264    $  330,657,748         6,525,597    $  116,271,839
                                                          ==============    ==============    ==============    ==============

                                                             PERIOD FROM OCTOBER 2, 2003
                                                            (COMMENCEMENT OF OPERATIONS)
                                                             THROUGH FEBRUARY 29, 2004
                                                          --------------------------------
CLASS M:                                                      SHARES            AMOUNT
                                                          --------------    --------------
Shares sold                                                      386,537    $    8,370,429
Shares issued to shareholders
  in reinvestment of distributions                                 6,195           139,753
Shares repurchased                                               (85,934)       (1,982,340)
                                                          --------------    --------------
Net increase                                                     306,798    $    6,527,842
                                                          ==============    ==============

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

FORWARD CURRENCY CONTRACTS

                                                                        NET UNREALIZED
  SETTLEMENT                              UNITS                          APPRECIATION
    DATE          DELIVER/RECEIVE      OF CURRENCY        VALUE         (DEPRECIATION)
--------------   -----------------    --------------   -------------   ----------------
   Buys

   5/28/04       AUD                     36,718,220    $  28,024,170        $   (54,595)
   5/28/04       CAD                      9,314,900        6,922,382            (78,670)
   3/26/04       CHF                     80,535,915       63,448,568          3,700,030
   3/26/04       DKK                    247,782,306       41,281,989          3,242,892
   3/26/04       EUR                     17,774,299       22,069,415            200,319
   3/26/04       GBP                      8,718,976       16,147,371          1,291,565
   3/26/04       NOK                    242,216,128       34,389,761            315,144
   5/28/04       NOK                     27,744,000        3,934,741            (58,178)

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

FORWARD CURRENCY CONTRACTS-CONTINUED

                                                                        NET UNREALIZED
  SETTLEMENT                              UNITS                          APPRECIATION
    DATE          DELIVER/RECEIVE      OF CURRENCY        VALUE         (DEPRECIATION)
--------------   -----------------    --------------   -------------   ----------------
   5/28/04       NZD                         820,727   $     556,594   $          1,717
   3/26/04       SEK                     564,549,064      75,759,276          3,738,997
   5/28/04       SEK                      64,504,800       8,635,192           (354,513)
   5/28/04       SGD                      47,776,510      28,094,475           (131,607)
                                                                       ----------------
                                                                       $     11,813,101
                                                                       ================

   Sales

   5/28/04       AUD                       8,964,016   $   6,841,538   $         99,389
   5/28/04       CAD                      27,904,721      20,737,435             59,170
   3/26/04       DKK                     149,750,000      24,949,230         (1,459,035)
   3/23/04       EUR                       9,064,691      11,256,115           (920,827)
   3/26/04       EUR                      56,663,672      70,356,312         (3,400,184)
   5/28/04       EUR                      11,808,234      14,637,009            384,246
   3/26/04       GBP                      26,394,339      48,881,793         (5,490,910)
   5/28/04       GBP                       3,208,899       5,910,529             69,704
   5/28/04       HKD                      89,576,848      11,534,149             13,472
   5/28/04       JPY                   7,546,066,633      69,256,178            626,235
                                                                       ----------------
                                                                       $    (10,018,740)
                                                                       ================

CURRENCY ABBREVIATIONS:

   AUD     Australian Dollar
   CAD     Canadian Dollar
   CHF     Swiss Franc
   DKK     Danish Krona
   EUR     Euro
   GBP     British Pound
   HKD     Hong Kong Dollar
   JPY     Japanese Yen
   NOK     Norwegian Krone
   NZD     New Zealand Dollar
   SEK     Swedish Krona
   SGD     Singapore Dollar

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

FUTURES CONTRACTS

                                                                                  NET UNREALIZED
        NUMBER OF                                                                   APPRECIATION
        CONTRACTS           TYPE           EXPIRATION DATE     CONTRACT VALUE     (DEPRECIATION)
     ---------------  ----------------    -----------------    ---------------    ---------------
          Buys

           215              CAC 40           March 2004        $   9,968,236        $      17,397
           739               DAX             March 2004           92,429,062              101,178
           616             FTSE 100          March 2004           51,191,278              705,593
            27            Hang Seng          March 2004            2,409,026               10,217
            28             IBEX 35           March 2004            2,872,088
                                                                                              343
            22              MIB30            March 2004            3,830,727               12,367
           840               MSCI            March 2004           22,758,584              117,101
           169               OMX             March 2004            1,586,614
                                                                                            5,106
           298            TSE TOPIX          March 2004           29,579,077
                                                                                        1,710,157
                                                                                    -------------
                                                                                    $   2,679,459
                                                                                    =============

         Sales

           589          S&P Toronto 60       March 2004        $  43,063,835        $  (4,156,316)
           813             SPI 200           March 2004           52,722,056           (1,905,384)
                                                                                    -------------
                                                                                    $  (6,061,700)
                                                                                    =============

  At February 29, 2004, the Fund had sufficient cash and/or securities to cover any commitments of margin requirements of the relevant broker or exchange.

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO INTERNATIONAL INTRINSIC VALUE FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Intrinsic Value Fund (the "Fund") (a series of GMO Trust) at February 29, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

During the year ended February 29, 2004 the Fund paid foreign taxes of $5,440,228 and recognized foreign source income of $52,249,774.

The Fund's distributions to shareholders included:
   For taxable, non-corporate shareholders, 77.45% of the Fund's income represents qualified dividend income subject to the 15% rate category.

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                              PRINCIPAL                FUND              OTHER
                                       TERM OF OFFICE(1)    OCCUPATION(S)             COMPLEX        DIRECTORSHIPS
 NAME, ADDRESS,       POSITION(S)        AND LENGTH OF       DURING PAST            OVERSEEN BY         HELD BY
     AND DOB        HELD WITH TRUST       TIME SERVED        FIVE YEARS               TRUSTEE           TRUSTEE
------------------  ---------------    -----------------   ----------------        -------------    --------------
Jay O. Light        Trustee            Since May 1996      Professor of
c/o GMO Trust                                              Business                    41                *(2)
40 Rowes Wharf                                             Administration
Boston, MA 02110                                           and Senior
DOB: 10/03/1941                                            Associate Dean,
                                                           Harvard
                                                           University.

Donald W.           Trustee            Since               Advisory Counsel,
Glazer, Esq.                           December 2000       Goodwin Procter LLP;        41                None
c/o GMO Trust                                              Secretary and
40 Rowes Wharf                                             Consultant, Provant,
Boston, MA 02110                                           Inc. (provider of
DOB: 07/26/1944                                            performance
                                                           improvement training
                                                           services and
                                                           products)(1998 -
                                                           present); Consultant
                                                           - Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                 NUMBER OF
                                                                               PORTFOLIOS IN
                                                              PRINCIPAL            FUND              OTHER
                                       TERM OF OFFICE(1)    OCCUPATION(S)         COMPLEX        DIRECTORSHIPS
 NAME, ADDRESS,       POSITION(S)        AND LENGTH OF     DURING PAST FIVE     OVERSEEN BY         HELD BY
     AND DOB        HELD WITH TRUST       TIME SERVED         YEARS               TRUSTEE           TRUSTEE
------------------  ---------------    -----------------   ----------------    -------------    --------------
R. Jeremy           Chairman of        Since September     Chairman,
Grantham(3)         the Board of       1985. President     Grantham,                41                None
c/o GMO Trust       Trustees           from February       Mayo, Van
40 Rowes Wharf                         2002 - October      Otterloo & Co.
Boston, MA 02110                       2002; President     LLC
DOB:  10/06/1938                       Quantitative
                                       from September
                                       1985 - February
                                       2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                TERM OF OFFICE(4)
NAME, ADDRESS, AND        POSITION(S) HELD        AND LENGTH OF          PRINCIPAL OCCUPATION(S)
        DOB                  WITH TRUST            TIME SERVED            DURING PAST FIVE YEARS
-----------------------  -------------------  ----------------------   -----------------------------
Scott Eston              President and        President and Chief      Chief Financial Officer
c/o GMO Trust            Chief Executive      Executive Officer        (1997-present), Chief
40 Rowes Wharf           Officer              since October 2002;      Operating Officer (2000 -
Boston, MA 02110                              Vice President from      present) and Member,
DOB:  01/20/1956                              August 1998 -            Grantham, Mayo, Van
                                              October 2002.            Otterloo & Co. LLC.

Susan Randall Harbert    Chief Financial      Chief Financial          Member, Grantham, Mayo, Van
c/o GMO Trust            Officer and          Officer since            Otterloo & Co. LLC.
40 Rowes Wharf           Treasurer            February 2000;
Boston, MA 02110                              Treasurer since
DOB:  04/25/1957                              February 1998.

Brent Arvidson           Assistant            Since September 1998.    Senior Fund Administrator,
c/o GMO Trust            Treasurer                                     Grantham, Mayo, Van
40 Rowes Wharf                                                         Otterloo & Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.   Vice President       Vice President since     General Counsel, Anti-Money
c/o GMO Trust            and Clerk            February 1997; Clerk     Laundering Reporting
40 Rowes Wharf                                since March 2001 -       Officer (July 2002 -
Boston, MA 02110                              present and May 1999     February 2003) and Member,
DOB:  07/20/1965                              - August 1999.           Grantham, Mayo, Van
                                                                       Otterloo & Co. LLC.

Elaine M. Hartnett, Esq. Vice President       Vice President since     Associate General Counsel,
c/o GMO Trust            and Secretary        August 1999;             Grantham, Mayo, Van
40 Rowes Wharf                                Secretary since          Otterloo & Co. LLC (June
Boston, MA 02110                              March 2001.              1999 - present);
DOB:  02/18/1945                                                       Associate/Junior Partner,
                                                                       Hale and Dorr LLP (1991 -
                                                                       1999).

Julie Perniola           Vice President       Since February 2003.     Anti-Money Laundering
c/o GMO Trust            and Anti-Money                                Reporting Officer (February
40 Rowes Wharf           Laundering                                    2003 - present) and
Boston, MA 02110         Compliance Officer                            Compliance Officer,
DOB:  10/07/1970                                                       Grantham, Mayo, Van
                                                                       Otterloo & Co. LLC.

William L. Nemerever     Vice President       Vice President since     Member, Grantham, Mayo, Van
c/o GMO Trust                                 February 2004.           Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the International Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The Class III shares of the GMO International Disciplined Equity Fund returned +51.5% for the fiscal year ended February 29, 2004, as compared to +53.6% for the MSCI EAFE benchmark. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in international equity securities throughout the period.

Among the portfolio holdings with the largest positive impact to relative returns were Japanese bank Mizuho Financial Group, Canadian communications equipment company Nortel Networks, UK aerospace company Rolls Royce, and Yahoo Japan. Less successful holdings included bankrupt Italian dairy company Parmalat, UK telecom company Vodafone, Dutch insurer Aegon, and Dutch telecom stock KPN.

Industry weightings had a negative impact against EAFE. An overweight position in utilities and an underweight position in technology stocks detracted from performance. More successful were underweights in health care and energy stocks.

Country allocation was more positive. Exposure to Germany and Norway was beneficial, as was overweighting South East Asia and underweighting the UK. The appreciation of foreign currencies added to the U.S. dollar returns of the strategy. The MSCI EAFE Index returned nearly 20% higher in U.S. dollar terms than in local currency.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

INTERNATIONAL DISCIPLINED EQUITY FUND-III
As Of: 2/29/2004

   DATE               GMO INTERNATIONAL DISCIPLINED EQUITY FUND  MSCI EAFE INDEX
 1/29/2002                           5,000,000                      5,000,000
 3/31/2002                           5,377,500                      5,295,930
 6/30/2002                           5,542,500                      5,183,680
 9/30/2002                           4,651,050                      4,160,745
12/31/2002                           4,898,055                      4,429,240
 3/31/2003                           4,594,680                      4,065,445
 6/30/2003                           5,465,905                      4,848,800
 9/30/2003                           5,804,580                      5,242,890
12/31/2003                           6,742,995                      6,138,300
 2/29/2004                           7,084,645                      6,368,800

Average Annual Returns
Inception                             1/29/2002

1YR                      5YR                            10YR(ITD)
51.46                    N/A                            18.19

INTERNATIONAL DISCIPLINED EQUITY FUND-IV
As Of: 2/29/2004
Average Annual Returns
Inception                             6/30/2003

1YR                      5YR                            10YR(ITD)
N/A                      N/A                            29.71

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Performance for Class IV shares may vary due to different shareholder servicing fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES        DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS -- 96.6%

                   AUSTRALIA -- 2.5%
          45,260   Australia and New Zealand Banking Group Ltd                                             628,217
         165,153   General Property Trust Units                                                            379,723
          65,521   National Australia Bank Ltd                                                           1,562,079
         145,245   Telstra Corp Ltd                                                                        535,665
         180,485   Westfield Trust Units                                                                   492,956
          93,065   Westpac Banking Corp                                                                  1,209,902
          74,818   Woodside Petroleum Ltd                                                                  878,587
                                                                                                      ------------
                                                                                                         5,687,129
                                                                                                      ------------

                   AUSTRIA -- 2.2%
          15,573   Austrian Airlines *                                                                     233,741
           4,215   Boehler Uddeholm (Bearer)                                                               319,465
           3,871   Erste Bank Der Oesterreichischen Sparkassen AG                                          540,612
           5,512   Flughafen Wien AG                                                                       304,765
           6,229   Generali Holding Vienna AG                                                              225,994
           5,860   Mayr-Melnhof Karton AG (Bearer)                                                         713,907
             927   Oesterreichische Elektrizitaetswirtschafts AG Class A                                   138,216
           8,320   OMV AG                                                                                1,341,304
           6,787   Telekom Austria AG *                                                                     98,243
           6,419   VA Technologie AG (Bearer) *                                                            260,962
           6,758   Voestalpine AG                                                                          309,423
          13,204   Wienerberger AG                                                                         416,712
                                                                                                      ------------
                                                                                                         4,903,344
                                                                                                      ------------

                   BELGIUM -- 3.4%
          18,211   Almanij NV                                                                            1,110,768
           3,029   Bekaert SA                                                                              174,590
           8,528   Delhaize Group                                                                          463,789
          55,449   Dexia                                                                                 1,027,919
           4,659   Electrabel SA                                                                         1,542,717
          78,418   Fortis                                                                                1,813,254
          18,078   KBC Bancassurance Holding                                                             1,032,350
          12,385   UCB SA                                                                                  458,265
                                                                                                      ------------
                                                                                                         7,623,652
                                                                                                      ------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES        DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                   CANADA -- 1.2%
          11,000   Bank of Nova Scotia                                                                     562,810
          16,300   EnCana Corp                                                                             702,658
          20,500   National Bank of Canada                                                                 697,466
         103,500   Nortel Networks Corp *                                                                  825,377
                                                                                                      ------------
                                                                                                         2,788,311
                                                                                                      ------------

                   FINLAND -- 0.7%
          42,800   Fortum Oyj                                                                              453,085
          11,000   Nokia Oyj                                                                               240,958
          48,000   Sampo Oyj Class A                                                                       538,549
          20,600   UPM-Kymmene Oyj                                                                         405,689
                                                                                                      ------------
                                                                                                         1,638,281
                                                                                                      ------------

                   FRANCE -- 4.9%
          54,270   Alcatel SA *                                                                            877,945
           6,646   Assurances Generales de France                                                          426,921
          30,176   BNP Paribas                                                                           1,906,554
          16,433   Cie de Saint-Gobain                                                                     862,661
          90,460   France Telecom SA *                                                                   2,491,832
           6,169   LVMH Moet Hennessy Louis Vuitton SA                                                     471,396
           5,295   Peugeot SA                                                                              263,490
          17,739   Societe Generale                                                                      1,574,809
          28,710   Suez SA                                                                                 637,462
           3,611   Total SA                                                                                659,540
          31,852   Vivendi Universal SA *                                                                  912,229
                                                                                                      ------------
                                                                                                        11,084,839
                                                                                                      ------------

                   GERMANY -- 10.1%
          13,052   Allianz AG (Registered)                                                               1,628,198
         134,187   Bankgesellschaft Berlin AG *                                                            316,782
          15,851   Bayer AG                                                                                449,043
          32,056   Commerzbank AG                                                                          621,341
          22,921   Continental AG                                                                          939,818
          26,142   DaimlerChrysler AG (Registered)                                                       1,172,580
           3,900   Degussa AG                                                                              145,372

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES        DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                   GERMANY -- CONTINUED
          19,748   Deutsche Bank AG (Registered)                                                         1,694,272
          47,163   Deutsche Post AG                                                                      1,125,121
         129,153   Deutsche Telekom (Registered) *                                                       2,529,048
          45,859   E. On AG                                                                              3,096,853
          47,610   Infineon Technologies AG *                                                              667,273
          14,976   MAN AG                                                                                  523,806
          13,805   Metro AG                                                                                617,498
          10,200   RWE AG                                                                                  448,008
           9,741   SAP AG                                                                                1,516,530
          39,687   Siemens AG (Registered)                                                               3,072,081
          10,526   Sudzucker AG                                                                            203,372
          51,435   ThyssenKrupp AG                                                                         992,491
          22,450   Volkswagen AG                                                                         1,062,766
                                                                                                      ------------
                                                                                                        22,822,253
                                                                                                      ------------

                   HONG KONG -- 1.3%
         124,000   CLP Holdings Ltd                                                                        638,810
         176,000   Hang Lung Group Co Ltd                                                                  276,984
         229,000   Hong Kong Electric Holdings Ltd                                                         982,624
          43,000   Sun Hung Kai Properties Ltd                                                             422,606
         229,500   Yue Yuen Industrial Holdings                                                            663,393
                                                                                                      ------------
                                                                                                         2,984,417
                                                                                                      ------------

                   IRELAND -- 0.6%
          29,851   Allied Irish Banks Plc                                                                  453,238
          23,958   Anglo Irish Bank Corp                                                                   406,331
          34,182   Bank of Ireland                                                                         447,221
                                                                                                      ------------
                                                                                                         1,306,790
                                                                                                      ------------

                   ITALY -- 3.2%
          15,174   Assicurazioni Generali SPA                                                              410,068
         302,395   Banca Intesa SPA                                                                      1,123,420
         121,419   Enel SPA                                                                                938,369
         195,786   ENI SPA                                                                               3,836,275
          62,222   Fiat SPA *                                                                              480,100

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES        DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                   ITALY -- CONTINUED
         106,248   Parmalat Finanziaria SPA (a) (b)                                                          1,320
          72,618   Telecom Italia Mobile SPA                                                               410,537
                                                                                                      ------------
                                                                                                         7,200,089
                                                                                                      ------------

                   JAPAN -- 23.6%
          16,500   Acom Co Ltd                                                                             993,685
           6,100   Advantest Corp                                                                          453,899
         118,000   Asahi Kasei Corp                                                                        583,196
          32,000   Canon Inc                                                                             1,561,047
          42,000   Canon Sales Co Inc                                                                      449,368
          51,200   Chubu Electric Power Co Inc                                                           1,094,197
          15,500   Chugoku Electric Power Co Inc                                                           267,980
         125,000   Cosmo Oil Co Ltd                                                                        267,710
          55,000   Daiichi Pharmaceuticals Co Ltd                                                          982,610
          11,700   Daito Trust Construction Co Ltd                                                         403,707
          51,000   Daiwa House Industry Co Ltd                                                             504,585
          73,000   Daiwa Securities Co Ltd                                                                 490,408
         149,000   Fuji Heavy Industries Ltd                                                               732,317
          14,000   Fuji Photo Film Co Ltd                                                                  436,939
         220,000   Furukawa Electric Co Ltd                                                                787,296
         121,000   Hitachi Ltd                                                                             789,612
         320,000   Isuzu Motors Ltd *                                                                      609,189
         256,000   Itochu Corp                                                                             873,952
              48   Japan Tobacco Inc                                                                       343,547
          44,125   JFE Holdings Inc                                                                      1,114,635
         273,000   Kajima Corp                                                                             954,476
          42,500   Kansai Electric Power Co Inc                                                            770,181
          21,000   Kao Corp                                                                                443,026
         424,000   Kawasaki Heavy Industries Ltd                                                           543,291
             126   KDDI Corp                                                                               653,871
           1,500   Keyence Corp                                                                            309,308
          84,000   Kirin Brewery Co Ltd                                                                    765,733
         746,000   Kobe Steel Ltd *                                                                        901,263
          34,000   Komatsu Ltd                                                                             206,626
          16,900   Konami Corp                                                                             439,282

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES        DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                   JAPAN -- CONTINUED
             235   Konica Minolta Holdings Inc                                                               2,697
          17,300   Kyushu Electric Power Co Inc                                                            301,159
         268,000   Mazda Motor Corp                                                                        826,615
              27   Millea Holdings Inc                                                                     345,964
          29,000   Mitsubishi Corp                                                                         286,125
         237,000   Mitsubishi Electric Corp                                                              1,136,628
         417,000   Mitsubishi Materials Corp *                                                             812,932
         259,000   Mitsubishi Motors Corp *                                                                606,846
         133,000   Mitsui OSK Lines Ltd                                                                    637,855
             661   Mizuho Financial Group Inc *                                                          1,990,381
           6,000   Murata Manufacturing Co Ltd                                                             333,333
         135,000   NEC Corp                                                                                993,410
          97,000   Nippon Express Co Ltd                                                                   531,787
         114,500   Nippon Mining Holdings Inc                                                              399,272
           9,000   Nitto Denko Corp                                                                        444,811
          48,000   Nomura Holdings Inc                                                                     762,219
             310   NTT Docomo Inc                                                                          644,060
          14,000   Ono Pharmaceutical Co Ltd                                                               608,640
           8,500   Pioneer Corp                                                                            235,722
          20,150   Promise Co                                                                            1,220,877
          70,000   Sankyo Co Ltd                                                                         1,515,193
          69,000   Sanyo Electric Co Ltd                                                                   337,864
         106,000   Sekisui Chemical Co Ltd                                                                 547,172
          76,000   Sharp Corp                                                                            1,260,406
           7,200   Shikoku Electric Power Co Inc                                                           127,512
         175,000   Shimizu Corp                                                                            781,622
         860,000   Sumitomo Metal Industries Ltd                                                           810,727
             106   Sumitomo Mitsui Financial Group Inc                                                     589,859
         266,000   Taiheiyo Cement Corp                                                                    674,373
         244,000   Taisei Corp                                                                             848,618
          48,000   Taisho Pharmaceutical Co Ltd                                                            865,459
          68,600   Takeda Chemical Industries Ltd                                                        2,825,371
          12,220   Takefuji Corp                                                                           874,615
          15,800   TDK Corp                                                                              1,101,922
          40,400   Tohoku Electric Power Co Inc                                                            676,291
          43,200   Tokyo Electric Power Co Inc                                                             948,929

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES        DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                   JAPAN -- CONTINUED
           2,900   Tokyo Electron Ltd                                                                      174,913
          99,000   TonenGeneral Sekiyu KK                                                                  794,646
          22,000   Toppan Printing Co Ltd                                                                  257,532
         254,000   Toshiba Corp                                                                          1,043,804
          33,000   Toyota Motor Corp                                                                     1,138,660
             166   UFJ Holdings Inc *                                                                      744,463
           3,000   Uni-Charm Corp                                                                          140,308
              45   Yahoo Japan Corp *                                                                      827,842
          24,000   Yamaha Corp                                                                             444,811
                                                                                                      ------------
                                                                                                        53,201,181
                                                                                                      ------------

                   NETHERLANDS -- 3.7%
          76,111   ABN Amro Holdings NV                                                                  1,758,018
          26,446   Aegon NV                                                                                391,353
           6,072   DSM NV                                                                                  287,519
         134,403   ING Groep NV                                                                          3,286,476
          62,375   Koninklijke Ahold NV *                                                                  518,481
          32,561   Koninklijke Numico NV *                                                               1,072,921
          36,577   Philips Electronics NV                                                                1,111,177
             410   Wolters Kluwer NV                                                                         7,320
                                                                                                      ------------
                                                                                                         8,433,265
                                                                                                      ------------

                   NEW ZEALAND -- 0.2%
         117,279   Telecom Corp of New Zealand                                                             460,662
                                                                                                      ------------

                   NORWAY -- 3.3%
         201,200   DNB Holdings Class A                                                                  1,269,031
           7,500   Elkem ASA Class A                                                                       233,328
          15,900   Frontline Ltd                                                                           508,207
          27,660   Norsk Hydro ASA                                                                       1,986,253
          12,200   Norske Skogindustrier ASA Class A                                                       248,698
          60,000   Orkla ASA                                                                             1,704,679
          61,700   Statoil ASA                                                                             731,868
          93,800   Telenor ASA                                                                             644,925
                                                                                                      ------------
                                                                                                         7,326,989
                                                                                                      ------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES        DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                   SINGAPORE -- 2.3%
         426,000   Chartered Semiconductor Manufacturing Ltd *                                             427,939
         119,000   DBS Group Holdings Ltd                                                                1,027,640
           3,000   Great Eastern Holdings Ltd                                                               22,030
           1,798   Haw Par Corp Ltd                                                                          5,154
         532,000   Neptune Orient Lines Ltd *                                                              656,308
         145,000   Oversea-Chinese Banking Corp                                                          1,081,804
           2,000   Singapore Press Holdings Ltd                                                             21,853
       1,050,000   Singapore Telecom Ltd                                                                 1,437,215
          38,000   Venture Corp Ltd                                                                        479,953
                                                                                                      ------------
                                                                                                         5,159,896
                                                                                                      ------------

                   SPAIN -- 3.6%
          33,375   Altadis SA                                                                            1,074,033
             448   Antena 3 Television SA *                                                                 19,950
          83,493   Banco Santander Central Hispano SA                                                      966,857
          80,660   Endesa SA                                                                             1,578,466
          10,300   Gas Natural SDG SA                                                                      256,595
          34,290   Iberdrola SA                                                                            707,248
         109,029   Repsol YPF SA                                                                         2,235,231
          84,979   Telefonica SA                                                                         1,380,014
                                                                                                      ------------
                                                                                                         8,218,394
                                                                                                      ------------

                   SWEDEN -- 1.9%
          15,000   Electrolux AB                                                                           316,354
         104,500   Nordea AB                                                                               722,945
         112,500   Swedish Match AB                                                                      1,072,983
         712,000   Telefonaktiebolaget LM Ericsson *                                                     2,075,495
                                                                                                      ------------
                                                                                                         4,187,777
                                                                                                      ------------

                   SWITZERLAND -- 5.0%
          83,296   Credit Suisse Group                                                                   3,030,019
             288   Logitech International SA *                                                              13,821
           5,177   Roche Holding AG (Bearer)                                                               733,719
          42,961   Roche Holding AG (Genusschein)                                                        4,431,236
           3,878   Swisscom AG (Registered)                                                              1,290,071

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES        DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                   SWITZERLAND -- CONTINUED
           7,315   UBS AG (Registered)                                                                     537,372
           6,837   Zurich Financial Services AG *                                                        1,119,717
                                                                                                      ------------
                                                                                                        11,155,955
                                                                                                      ------------

                   UNITED KINGDOM -- 22.9%
         114,152   Abbey National Plc                                                                    1,027,440
          25,996   Alliance & Leicester Plc                                                                418,994
          74,143   Allied Domecq Plc                                                                       622,271
          46,709   AstraZeneca Plc                                                                       2,212,139
         232,405   Aviva Plc                                                                             2,432,516
          45,932   BAA Plc                                                                                 447,513
         479,458   Barclays Plc                                                                          4,304,302
          64,227   Barratt Developments Plc                                                                660,922
         124,795   Boots Group Plc                                                                       1,719,590
         280,477   BP Plc                                                                                2,252,504
         483,161   BT Group Plc                                                                          1,584,829
         252,714   Cable & Wireless *                                                                      657,754
         121,399   Centrica Plc                                                                            483,252
          26,167   Gallaher Group Plc                                                                      320,501
         132,586   GlaxoSmithKline Plc                                                                   2,758,255
          77,771   GUS Plc                                                                               1,055,033
          47,935   HBOS Plc                                                                                649,837
         154,999   HSBC Holdings Plc                                                                     2,518,351
         116,179   Imperial Chemical Industries Plc                                                        507,750
          75,243   Imperial Tobacco Group Plc                                                            1,618,381
          41,818   Intercontinental Hotels Group Plc                                                       403,550
         341,043   ITV Plc *                                                                               876,577
          12,534   ITV Plc (Convertible Shares) *                                                           18,725
         186,314   Kingfisher Plc                                                                        1,035,556
          31,942   Land Securities Group Plc                                                               653,243
         361,891   Lloyds TSB Group Plc                                                                  3,007,077
          75,752   LogicaCMG Plc                                                                           430,177
          29,447   Mitchells & Butlers Plc                                                                 129,788
         142,652   National Grid Transco Plc                                                             1,141,002
          66,016   Next Plc                                                                              1,704,149
          27,184   Provident Financial Plc                                                                 375,586

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES    DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                   UNITED KINGDOM -- CONTINUED
          82,173   Rentokil Initial Plc                                                                    298,131
          46,338   RMC Group Plc                                                                           595,939
         326,717   Rolls-Royce Group Plc                                                                 1,333,907
         505,673   Royal & Sun Alliance Insurance Group                                                    968,927
          95,407   Sainsbury (J) Plc                                                                       529,841
          46,913   Scottish & Newcastle Plc                                                                370,010
         106,502   Scottish & Southern Energy Plc                                                        1,352,890
         121,679   Scottish Power Plc                                                                      827,601
          51,890   Tate & Lyle Plc                                                                         278,300
         487,174   Tesco Plc                                                                             2,328,051
         287,904   THUS Group Plc *                                                                        200,360
          73,686   Tomkins Plc                                                                             367,164
          42,997   United Business Media Plc                                                               441,659
          15,540   United Utilities Plc                                                                    145,638
       1,069,827   Vodafone Group Plc                                                                    2,665,379
          32,651   Whitbread Plc                                                                           447,788
          27,296   Wolseley Plc                                                                            412,085
                                                                                                      ------------
                                                                                                        51,591,234
                                                                                                      ------------
                   TOTAL COMMON STOCKS (COST $186,504,507)                                             217,774,458
                                                                                                      ------------

                   PREFERRED STOCKS -- 0.4%

                   GERMANY -- 0.4%
           2,710   RWE AG 4.35%                                                                            102,194
          25,128   Volkswagen AG 5.30%                                                                     805,516
                                                                                                      ------------
                                                                                                           907,710
                                                                                                      ------------

                   TOTAL PREFERRED STOCKS (COST $895,042)                                                  907,710
                                                                                                      ------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

 PAR VALUE ($)     DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------

                   SHORT-TERM INVESTMENTS -- 2.7%

                   CASH EQUIVALENTS -- 2.5%
       5,700,000   ING Bank GC Time Deposit, 1.06%, due 03/01/04                                         5,700,000
                                                                                                     -------------

                   U.S. GOVERNMENT -- 0.2%
         500,000   U.S. Treasury Bill, 0.88%, due 3/25/04 (c)                                              499,679
                                                                                                     -------------

                   TOTAL SHORT-TERM INVESTMENTS (COST $6,199,679)                                        6,199,679
                                                                                                     -------------
                   TOTAL INVESTMENTS -- 99.7%
                   (Cost $193,599,228)                                                                 224,881,847

                   Other Assets and Liabilities (net) -- 0.3%                                              585,654
                                                                                                     -------------
                   TOTAL NET ASSETS -- 100.0%                                                        $ 225,467,501
                                                                                                     =============

                   NOTES TO SCHEDULE OF INVESTMENTS:

                   *    Non-income producing security.

                   (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).

                   (b)  Bankrupt issuer.

                   (c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 8).

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
FEBRUARY 29, 2004

At February 29, 2004, industry sector diversification of the Fund's equity investments was as follows:

                   INDUSTRY SECTOR
                   ---------------------------------------------------
                   Financials                                    28.9%
                   Consumer Discretionary                        10.6
                   Utilities                                      9.0
                   Industrials                                    8.4
                   Telecommunication Services                     8.0
                   Health Care                                    7.9
                   Energy                                         7.6
                   Consumer Staples                               7.4
                   Information Technology                         7.4
                   Materials                                      4.8
                                                                -----
                                                                100.0%
                                                                -----

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
   Investments, at value (cost $193,599,228) (Note 2)                         $    224,881,847
   Cash                                                                                 42,589
   Foreign currency, at value (cost $182,448) (Note 2)                                 181,802
   Dividends and interest receivable                                                   239,635
   Foreign taxes receivable                                                             74,868
   Receivable for open forward foreign currency contracts
   (Notes 2 and 8)                                                                   1,040,435
   Receivable for variation margin on open futures contracts
   (Notes 2 and 8)                                                                       6,319
   Receivable for expenses reimbursed by Manager (Note 3)                               33,541
                                                                              ----------------

      Total assets                                                                 226,501,036
                                                                              ----------------

LIABILITIES:
   Payable to affiliate for (Note 3):
      Management fee                                                                    62,969
      Shareholder service fee                                                           22,622
      Trustees fee                                                                         288
   Payable for open forward foreign currency contracts
   (Notes 2 and 8)                                                                     854,089
   Accrued expenses                                                                     93,567
                                                                              ----------------

      Total liabilities                                                              1,033,535
                                                                              ----------------
NET ASSETS                                                                    $    225,467,501
                                                                              ================

NET ASSETS CONSIST OF:
   Paid-in capital                                                            $    193,010,152
   Accumulated undistributed net investment income                                     296,266
   Accumulated net realized gain                                                       636,555
   Net unrealized appreciation                                                      31,524,528
                                                                              ----------------
                                                                              $    225,467,501
                                                                              ================

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                                           $    201,333,385
                                                                              ================
   Class IV shares                                                            $     24,134,116
                                                                              ================

SHARES OUTSTANDING:
   Class III                                                                         7,525,851
                                                                              ================
   Class IV                                                                            902,326
                                                                              ================

NET ASSET VALUE PER SHARE:
   Class III                                                                  $          26.75
                                                                              ================
   Class IV                                                                   $          26.75
                                                                              ================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $298,329)                           $      2,480,525
   Interest                                                                             53,657
                                                                              ----------------
        Total income                                                                 2,534,182
                                                                              ----------------
EXPENSES:
   Management fee (Note 3)                                                             448,927
   Shareholder service fee (Note 3) - Class III                                        156,344
   Shareholder service fee (Note 3) - Class IV                                           7,223
   Custodian fees                                                                      200,908
   Transfer agent fees                                                                  37,434
   Audit and taxes fees                                                                 38,871
   Legal fees                                                                            5,112
   Trustees fees and related expenses (Note 3)                                           2,223
   Registration fees                                                                    15,996
   Miscellaneous                                                                         6,936
                                                                              ----------------
      Total expenses                                                                   919,974
   Fees and expenses reimbursed by Manager (Note 3)                                   (305,257)
                                                                              ----------------
      Net expenses                                                                     614,717
                                                                              ----------------
        Net investment income                                                        1,919,465
                                                                              ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                                                    2,830,706
      Closed futures contracts                                                         929,706
      Foreign currency, forward contracts and foreign currency related
        transactions                                                                   923,100
                                                                              ----------------
        Net realized gain                                                            4,683,512
                                                                              ----------------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                                                   38,053,803
      Open futures contracts                                                            95,795
      Foreign currency, forward contracts and foreign currency related
        transactions                                                                  (632,290)
                                                                              ----------------

        Net unrealized gain                                                         37,517,308
                                                                              ----------------
      Net realized and unrealized gain                                              42,200,820
                                                                              ----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $     44,120,285
                                                                              ================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 YEAR ENDED         YEAR ENDED
                                                                              FEBRUARY 29, 2004  FEBRUARY 28, 2003
                                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                                      $      1,919,465   $      1,316,690
   Net realized gain (loss)                                                          4,683,512         (1,764,138)
   Change in net unrealized appreciation (depreciation)                             37,517,308         (6,931,904)
                                                                              ----------------   ----------------
   Net increase (decrease) in net assets from operations                            44,120,285         (7,379,352)
                                                                              ----------------   ----------------
Distributions to shareholders from:
   Net investment income
      Class III                                                                     (2,437,505)        (2,585,607)
      Class IV                                                                        (241,771)                --
                                                                              ----------------   ----------------
      Total distributions from net investment income                                (2,679,276)        (2,585,607)
                                                                              ----------------   ----------------
   Net share transactions (Note 7):
      Class III                                                                     94,641,702         30,930,287
      Class IV                                                                      21,338,161                 --
                                                                              ----------------   ----------------
   Increase in net assets resulting from net share transactions                    115,979,863         30,930,287
                                                                              ----------------   ----------------
      Total increase in net assets                                                 157,420,872         20,965,328

NET ASSETS:
   Beginning of period                                                              68,046,629         47,081,301
                                                                              ----------------   ----------------
   End of period (including accumulated undistributed net investment
    income of $296,266 and $121,850, respectively)                            $    225,467,501   $     68,046,629
                                                                              ================   ================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                                         ----------------------------------------
                                                                            2004            2003         2002(c)
                                                                         ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $    18.04     $    20.40     $    20.00
                                                                         ----------     ----------     ----------
Income from investment operations:

   Net investment income(+)                                                    0.40           0.37           0.02
   Net realized and unrealized gain (loss)                                     8.81          (2.03)          0.38
                                                                         ----------     ----------     ----------
      Total from investment operations                                         9.21          (1.66)          0.40
                                                                         ----------     ----------     ----------
Less distributions to shareholders:
   From net investment income                                                 (0.50)         (0.70)            --
                                                                         ----------     ----------     ----------
      Total distributions                                                     (0.50)         (0.70)            --
                                                                         ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                                           $    26.75     $    18.04     $    20.40
                                                                         ==========     ==========     ==========
TOTAL RETURN (a)                                                              51.46%         (8.28)%         2.00%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                     $  201,333     $   68,047     $   47,081
   Net expenses to average daily net assets                                    0.55%          0.55%          0.55%*
   Net investment income to average daily net assets                           1.77%          1.82%          1.56%*
   Portfolio turnover rate                                                       43%            64%             0%**(b)
   Fees and expenses reimbursed by the Manager to average daily net
     assets:                                                                   0.27%          0.39%          1.89%*

+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not Annualized.
(a) Total return would have been lower had certain expenses not been reimbursed during the periods shown.
(b)  Portfolio turnover rate was less than 1%.
(c) Period from January 29, 2002 (commencement of operations) through February 28, 2002.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                PERIOD FROM
                                                                               JUNE 30, 2003
                                                                               (COMMENCEMENT
                                                                           OF OPERATIONS) THROUGH
                                                                              FEBRUARY 29, 2004
                                                                           ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $          21.08
                                                                              ----------------
Income from investment operations:
    Net investment income (+)                                                             0.16
    Net realized and unrealized gain                                                      6.03
                                                                              ----------------
        Total from investment operations                                                  6.19
                                                                              ----------------
Less distributions to shareholders:
    From net investment income                                                           (0.52)
                                                                              ----------------
        Total distributions                                                              (0.52)
                                                                              ----------------
NET ASSET VALUE, END OF PERIOD                                                $          26.75
                                                                              ================
TOTAL RETURN (a)                                                                         29.71%**

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)                                         $         24,134
    Net expenses to average daily net assets                                              0.49%*
    Net investment income to average daily net assets                                     0.99%*
    Portfolio turnover rate                                                                 43%***
    Fees and expenses reimbursed by the
     Manager to average daily net assets:                                                 0.26%*

+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not Annualized.
*** Calculation represents portfolio turnover of the Fund for the year ended February 29, 2004.
(a) Total return would have been lower had certain expenses not been reimbursed during the period shown.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1. ORGANIZATION

   GMO International Disciplined Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

   The Fund seeks high total return through investment in equity securities of non-U.S. issuers in the world's developed markets. The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia and Far East).

   Class III shares were outstanding during the entire year ended February 29, 2004. Effective June 30, 2003, the Fund also had Class IV shares outstanding. The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion between the classes of shares is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   PORTFOLIO VALUATION
   Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

   Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign equity securities held by the Fund be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

   FOREIGN CURRENCY TRANSLATION
   The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   FORWARD CURRENCY CONTRACTS
   The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 8 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 29, 2004.

   FUTURES CONTRACTS
   The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

   must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 8 for all open futures contracts as of February 29, 2004.

   OPTIONS
   The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

   The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At February 29, 2004, there were no open purchased option contracts.

   Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

   SWAP AGREEMENTS
   The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, there were no open swap agreements.

   SECURITY LENDING
   The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund had no securities on loan.

   TAXES AND DISTRIBUTIONS
   The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

   provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

   The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

   Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

   The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

   Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income were $2,679,276 and $2,585,607, respectively.

   As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $877,379 and $668,795 of undistributed ordinary income and undistributed long-term capital gains, respectively. The temporary differences between book and tax basis distributable earnings are primarily due to foreign currency transactions.

   The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net value of the Fund and is primarily attributable to foreign currency transactions. The financial highlights exclude these adjustments.

        ACCUMULATED              ACCUMULATED
     UNDISTRIBUTED NET               NET
     INVESTMENT INCOME          REALIZED GAIN         PAID-IN CAPITAL
     -----------------          -------------         ---------------
        $  934,227               $  (934,229)             $  2

   Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
   Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

   discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Divdends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

   ALLOCATION OF OPERATING ACTIVITY
   The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

   INVESTMENT RISK
   There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   GMO earns a management fee paid monthly at the annual rate of .40% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .09% for Class IV shares.

   GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .40% of average daily net assets.

   The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $1,376. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

   As of February 29, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

4. PURCHASES AND SALES OF SECURITIES

   Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the February 29, 2004 aggregated $160,327,653 and $47,111,350, respectively.

   At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                           GROSS UNREALIZED      GROSS UNREALIZED      NET UNREALIZED
      AGGREGATE COST         APPRECIATION          DEPRECIATION         APPRECIATION
      --------------       ----------------      ----------------      --------------
      $ 194,152,767          $ 31,942,216          $ (1,213,136)        $ 30,729,080

5. GUARANTEES

   In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6. PRINCIPAL SHAREHOLDERS

   At February 29, 2004, 72.1% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, 0.03% of the Fund was held by two related parties.

7. SHARE TRANSACTIONS

   The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                               YEAR ENDED                       YEAR ENDED
                                                            FEBRUARY 29, 2004               FEBRUARY 28, 2003
                                                     ------------------------------    -----------------------------
     CLASS III:                                         SHARES           AMOUNT             SHARES         AMOUNT
                                                     -------------   --------------    -------------   -------------
     Shares sold                                         4,203,203    $ 106,210,755        1,412,193   $  29,960,294
     Shares issued to shareholders
        in reinvestment of distributions                    39,302          935,929           51,473         969,993
     Shares repurchased                                   (488,341)     (12,504,982)              --              --
                                                         ---------    -------------        ---------   -------------
     Net increase                                        3,754,164    $  94,641,702        1,463,666   $  30,930,287
                                                         =========    =============        =========   =============

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                      PERIOD FROM JUNE 30, 2003
                                                     (COMMENCEMENT OF OPERATIONS)
                                                      THROUGH FEBRUARY 29, 2004
                                                     ----------------------------
   CLASS IV:                                           SHARES           AMOUNT
                                                     -----------    -------------
   Shares sold                                           892,114    $  21,096,390
   Shares issued to shareholders
      in reinvestment of distributions                    10,212          241,771
   Shares repurchased                                         --               --
                                                     -----------    -------------
   Net increase                                          902,326    $  21,338,161
                                                     ===========    =============

8. FINANCIAL INSTRUMENTS

   A summary of outstanding financial instruments at February 29, 2004 is as follows:

   FORWARD CURRENCY CONTRACTS

                                                                           NET UNREALIZED
   SETTLEMENT                                                               APPRECIATION
      DATE     DELIVER/RECEIVE    UNITS OF CURRENCY         VALUE          (DEPRECIATION)
   ----------  ---------------    -----------------   -----------------   -----------------
      BUYS
    5/28/04          AUD                  1,457,195   $       1,112,164   $          (3,435)
    5/28/04          CAD                    334,150             248,324              (2,306)
    3/26/04          CHF                  5,797,262           4,567,254             198,460
    5/28/04          CHF                  2,365,920           1,866,696             (42,848)
    3/26/04          DKK                 18,693,870           3,114,509             244,659
    3/26/04          EUR                  2,255,281           2,800,264               9,029
    3/26/04          NOK                 13,255,290           1,881,981              22,469
    5/28/04          NZD                  1,800,000           1,220,711              (5,998)
    3/26/04          SEK                 34,156,703           4,583,635             244,908
    5/28/04          SEK                 12,794,220           1,712,749             (68,464)
    5/28/04          SGD                  1,188,289             698,761              (3,255)
                                                                          -----------------
                                                                          $         593,219
                                                                          =================

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

FORWARD CURRENCY CONTRACTS -- CONTINUED

                                                                           NET UNREALIZED
   SETTLEMENT                                                               APPRECIATION
      DATE     DELIVER/RECEIVE    UNITS OF CURRENCY         VALUE          (DEPRECIATION)
   ----------  ---------------    -----------------   -----------------   -------------------
      SALES
    3/26/04          CHF                     618,650  $         487,391   $           17,164
    3/26/04          DKK                   8,891,280          1,481,339              (90,027)
    3/26/04          EUR                   1,795,506          2,229,386               70,614
    5/28/04          EUR                     318,979            395,394                8,759
    3/26/04          GBP                   2,895,775          5,362,917             (637,756)
    5/28/04          GBP                     896,672          1,651,596               24,711
    5/28/04          HKD                   2,746,777            353,682                  421
    5/28/04          JPY                 834,440,803          7,658,318              163,002
    3/26/04          NOK                   4,035,840            573,007               28,639
    5/28/04          NZD                   1,323,296            897,423                7,600
                                                                          ------------------
                                                                          $         (406,873)
                                                                          ==================

   CURRENCY ABBREVIATIONS:

     AUD               Australian Dollar
     CAD               Canadian Dollar
     CHF               Swiss Franc
     DKK               Danish Krona
     EUR               Euro
     GBP               British Pound
     HKD               Hong Kong Dollar
     JPY               Japanese Yen
     NOK               Norwegian Krone
     NZD               New Zealand Dollar
     SEK               Swedish Krona
     SGD               Singapore Dollar

   FUTURES CONTRACTS

                                                                                      NET
   NUMBER OF                                                    CONTRACT           UNREALIZED
   CONTRACTS           TYPE            EXPIRATION DATE            VALUE           APPRECIATION
   ---------       -----------------   ----------------    -----------------   -----------------
     BUYS
      26               CAC40           March 2004          $       1,205,461   $           2,631
      17               DAX             March 2004                  2,126,244              41,213
      8                FTSE 100        March 2004                    664,822               1,456
                                                                               -----------------
                                                                               $          45,300
                                                                               =================

   At February 29, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

   REPORT OF INDEPENDENT AUDITORS

   TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
   GMO INTERNATIONAL DISCIPLINED EQUITY FUND

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Disciplined Equity Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   April 22, 2004

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

During the year ended February 29, 2004, the Fund paid foreign taxes of $298,329 and recognized foreign source income of $2,778,854.

The Fund's distributions to shareholders included:
   For taxable, non-corporate shareholders, 78.83% of the Fund's income represents qualified dividend income subject to the 15% rate category.

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                                                                    PRINCIPAL                  FUND           OTHER
                                        TERM OF OFFICE(1)           OCCUPATION(S)             COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,        POSITION(S)        AND LENGTH OF             DURING PAST              OVERSEEN BY     HELD BY
     AND DOB         HELD WITH TRUST      TIME SERVED               FIVE YEARS                TRUSTEE        TRUSTEE
------------------  ------------------  -----------------  -----------------------------  ---------------  -------------
Jay O. Light        Trustee                Since May 1996  Professor of Business
c/o GMO Trust                                              Administration and                   41              *(2)
40 Rowes Wharf                                             Senior Associate Dean,
Boston, MA 02110                                           Harvard University.
DOB: 10/03/1941

Donald W.           Trustee                Since           Advisory
Glazer, Esq.                               December 2000   Counsel, Goodwin                     41              None
c/o GMO Trust                                              Procter LLP;
40 Rowes Wharf                                             Secretary and
Boston, MA 02110                                           Consultant,
DOB: 07/26/1944                                            Provant, Inc.
                                                           (provider of performance
                                                           improvement training services
                                                           and products)(1998 -
                                                           present); Consultant -
                                                           Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
    Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                      PRINCIPAL                  FUND           OTHER
                                          TERM OF OFFICE(1)           OCCUPATION(S)             COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,           POSITION(S)       AND LENGTH OF           DURING PAST FIVE          OVERSEEN BY      HELD BY
     AND DOB            HELD WITH TRUST     TIME SERVED                  YEARS                  TRUSTEE        TRUSTEE
------------------    ------------------  -----------------  -----------------------------  ---------------  -------------
R. Jeremy             Chairman of         Since September             Chairman,
Grantham(3)           the Board of        1985.                       Grantham,                   41              None
c/o GMO Trust         Trustees            President from              Mayo, Van
40 Rowes Wharf                            February 2002 -             Otterloo & Co.
Boston, MA 02110                          October 2002;               LLC
DOB: 10/06/1938                           President
                                          Quantitative from
                                          September 1985 -
                                          February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                              TERM OF OFFICE(4)
     NAME, ADDRESS, AND        POSITION(S) HELD                 AND LENGTH OF                   PRINCIPAL OCCUPATION(S)
            DOB                   WITH TRUST                    TIME SERVED                     DURING PAST FIVE YEARS
------------------------  ---------------------------  ------------------------------  ------------------------------------------
Scott Eston               President and Chief          President and Chief Executive   Chief Financial Officer (1997-present),
c/o GMO Trust             Executive Officer            Officer since October 2002;     Chief Operating Officer (2000 - present)
40 Rowes Wharf                                         Vice President from August      and Member, Grantham, Mayo, Van Otterloo &
Boston, MA 02110                                       1998 - October 2002.            Co. LLC.
DOB: 01/20/1956

Susan Randall Harbert     Chief Financial Officer and  Chief Financial Officer since   Member, Grantham, Mayo, Van Otterloo & Co.
c/o GMO Trust             Treasurer                    February 2000; Treasurer since  LLC.
40 Rowes Wharf                                         February 1998.
Boston, MA 02110
DOB: 04/25/1957

Brent Arvidson            Assistant Treasurer          Since September 1998.           Senior Fund Administrator, Grantham, Mayo,
c/o GMO Trust                                                                          Van Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.    Vice President and Clerk     Vice President since February   General Counsel, Anti-Money Laundering
c/o GMO Trust                                          1997; Clerk since March 2001 -  Reporting Officer (July 2002 - February
40 Rowes Wharf                                         present and May 1999 - August   2003) and Member, Grantham, Mayo, Van
Boston, MA 02110                                       1999.                           Otterloo & Co. LLC.
DOB: 07/20/1965

Elaine M. Hartnett, Esq.  Vice President and           Vice President since August     Associate General Counsel, Grantham, Mayo,
c/o GMO Trust             Secretary                    1999; Secretary since March     Van Otterloo & Co. LLC (June 1999 -
40 Rowes Wharf                                         2001.                           present); Associate/Junior Partner, Hale
Boston, MA 02110                                                                       and Dorr LLP (1991 - 1999).
DOB: 02/18/1945

Julie Perniola            Vice President and           Since February 2003.            Anti-Money Laundering Reporting Officer
c/o GMO Trust             Anti-Money Laundering                                        (February 2003 - present) and Compliance
40 Rowes Wharf            Compliance Officer                                           Officer, Grantham, Mayo, Van Otterloo &
Boston, MA 02110                                                                       Co. LLC.
DOB: 10/07/1970

William L. Nemerever      Vice President               Vice President since February   Member, Grantham, Mayo, Van Otterloo & Co.
c/o GMO Trust                                          2004.                           LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the International Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO International Growth Fund returned +42.3% for the fiscal year ended February 29, 2004, as compared to +53.6% for the MSCI EAFE Index and +49.3% for the S&P/Citigroup PMI EPAC Growth Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in international equity securities throughout the period.

Among the portfolio holdings with the largest positive impact to relative returns during the period were Research in Motion (the Canadian manufacturer of the blackberry device), ING Groep, UK retailer Next, and Dutch baby food and nutrition company Numico. Less successful holdings included Canadian pharmaceutical Biovail, UK utility National Grid, Telecom Italia Mobile, Swisscom, and bankrupt Italian dairy company Parmalat.

Industry weightings had a negative impact against both EAFE and the growth index. During the fiscal year, an overweight position in utilities and an underweight in technology stocks detracted from performance.

Country allocation was also negative. An underweight in the German market had the largest negative impact. The appreciation of foreign currencies added to the U.S. dollar returns of the strategy. The MSCI EAFE Index returned nearly 20% higher in U.S. dollar terms than in local currency.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

INTERNATIONAL GROWTH FUND-III
As Of: 2/29/2004

                   GMO INTERNATIONAL GROWTH FUND      MSCI EAFE INDEX      S&P/CITIGROUP PMI EPAC GROWTH INDEX
    11/30/2001             5,000,000                      5,000,000                 5,000,000
    12/31/2001             5,110,000                      5,029,705                 5,052,890
     3/31/2002             5,125,000                      5,055,280                 4,974,250
     6/30/2002             5,095,000                      4,948,130                 4,750,515
     9/30/2002             4,257,505                      3,971,675                 3,837,020
    12/31/2002             4,572,375                      4,227,970                 4,146,595
     3/31/2003             4,300,825                      3,880,705                 3,788,840
     6/30/2003             5,012,025                      4,628,460                 4,516,815
     9/30/2003             5,204,475                      5,004,640                 4,822,235
    12/31/2003             5,962,180                      5,859,360                 5,588,700
     2/29/2004             6,195,120                      6,079,390                 5,759,550

Average Annual Returns
Inception                    11/30/2001

1YR                             5YR                               10YR(ITD)
42.33                           N/A                               9.99

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                     COMMON STOCKS -- 85.7%

                     AUSTRALIA -- 2.9%
           58,623    Australia and New Zealand Banking Group Ltd                          813,698
           81,476    Australian Gas Light Co Ltd                                          716,636
          348,322    AXA Asia Pacific Holdings Ltd                                        760,556
          123,010    BHP Billiton Ltd                                                   1,163,577
           77,573    Macquarie Bank Ltd                                                 1,981,083
           73,254    National Australia Bank Ltd                                        1,746,441
          134,342    QBE Insurance Group Ltd                                            1,144,313
          154,396    Santos Ltd                                                           723,084
          212,754    Telstra Corp Ltd                                                     784,639
           88,110    Westfield Holdings Ltd                                               876,958
          116,201    Westpac Banking Corp                                               1,510,685
          268,310    WMC Resources Ltd *                                                1,082,686
          240,393    Woodside Petroleum Ltd                                             2,822,933
                                                                                       ----------
                                                                                       16,127,289
                                                                                       ----------

                     AUSTRIA -- 0.5%
           10,258    Erste Bank Der Oesterreichischen Sparkassen AG                     1,432,602
              141    Mayr-Melnhof Karton AG (Bearer)                                       17,178
            7,172    OMV AG                                                             1,156,229
                                                                                       ----------
                                                                                        2,606,009
                                                                                       ----------

                     BELGIUM -- 1.8%
           18,505    Almanij NV                                                         1,128,700
          259,917    Dexia                                                              4,818,367
            5,998    Electrabel SA                                                      1,986,095
           34,383    Fortis                                                               795,036
           35,863    UCB SA                                                             1,326,990
                                                                                       ----------
                                                                                       10,055,188
                                                                                       ----------

                     CANADA -- 6.8%
           38,600    Angiotech Pharmaceuticals Inc *                                      988,195
           14,100    Bank of Montreal                                                     571,251

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                     CANADA -- CONTINUED
           79,800    Bank of Nova Scotia                                                4,082,929
           38,000    Biovail Corp *                                                       775,152
          618,200    Bombardier Inc Class B                                             2,990,213
           53,500    Canadian Imperial Bank of Commerce                                 2,736,903
           58,600    Canadian Natural Resources                                         3,199,143
           81,000    CGI Group Inc *                                                      525,210
           33,000    Cognos Inc *                                                       1,026,093
           25,200    EnCana Corp                                                        1,086,319
           20,300    Imperial Oil Ltd                                                     923,656
           24,200    Magna International Inc Class A                                    1,909,306
           77,600    Manulife Financial Corp                                            2,768,557
           20,200    National Bank of Canada                                              687,259
           31,700    Nexen Inc                                                          1,180,112
           48,900    QLT Inc *                                                          1,155,305
           65,600    Research In Motion Ltd *                                           6,456,595
           18,000    Royal Bank of Canada                                                 851,202
           30,300    Shoppers Drug Mart Corp *                                            709,992
           25,200    Sun Life Financial Inc                                               683,081
           13,600    Talisman Energy Inc                                                  791,116
           51,500    Teck Cominco Ltd Class B                                             967,244
           40,700    Toronto-Dominion Bank                                              1,363,492
                                                                                       ----------
                                                                                       38,428,325
                                                                                       ----------

                     DENMARK -- 0.7%
              365    AP Moller - Maersk A/S                                             3,067,227
           28,500    Danske Bank A/S                                                      667,642
                                                                                       ----------
                                                                                        3,734,869
                                                                                       ----------

                     FINLAND -- 1.3%
          335,050    Nokia Oyj                                                          7,339,362
                                                                                       ----------

                     FRANCE -- 2.8%
           46,569    Altran Technologies SA *                                             602,922
            7,442    Atos SA *                                                            519,664
           25,226    BNP Paribas                                                        1,593,807

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                     FRANCE -- CONTINUED
           21,757    Business Objects SA *                                                659,066
           18,139    Dassault Systemes SA                                                 791,074
           24,791    Pinault-Printemps-Redoute SA                                       2,676,765
           25,034    Societe Generale                                                   2,222,434
           60,217    STMicroelectronics NV                                              1,559,989
           29,374    Total SA                                                           5,365,088
                                                                                       ----------
                                                                                       15,990,809
                                                                                       ----------

                     GERMANY -- 8.9%
           18,655    Allianz AG (Registered)                                            2,327,155
           22,105    Altana AG                                                          1,360,914
          139,246    Deutsche Post AG                                                   3,321,853
           80,058    E. On AG                                                           5,406,307
           25,062    Epcos AG *                                                           593,208
           11,657    Fresenius Medical Care AG                                            781,402
           49,797    Merck KGaA                                                         2,196,483
           34,495    MLP AG *                                                             788,625
            6,320    Puma AG Rudolf Dassler Sport                                       1,299,605
          104,414    Qiagen NV *                                                        1,424,484
           67,585    RWE AG                                                             2,968,494
           61,765    SAP AG                                                             9,615,899
           36,924    Schering AG                                                        1,825,947
          176,945    Siemens AG (Registered)                                           13,696,914
          137,823    T-Online International *                                           1,866,571
           21,825    Volkswagen AG                                                      1,033,179
                                                                                       ----------
                                                                                       50,507,040
                                                                                       ----------

                     GREECE -- 0.5%
           28,159    Alpha Bank A.E.                                                      851,597
           62,060    National Bank of Greece SA                                         1,690,241
                                                                                       ----------
                                                                                        2,541,838
                                                                                       ----------

                     HONG KONG -- 1.8%
          244,400    Bank of East Asia                                                    792,808
          456,500    BOC Hong Kong Holdings Ltd                                           920,759

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                     HONG KONG -- CONTINUED
          456,000    CLP Holdings Ltd                                                   2,349,172
          245,500    Esprit Holdings Ltd                                                  968,268
          528,500    Hong Kong Electric Holdings Ltd                                    2,267,760
          254,000    Hong Kong Exchanges and Clearing Ltd                                 672,212
          698,000    Li & Fung Ltd                                                      1,363,027
          365,500    Yue Yuen Industrial Holdings                                       1,056,514
                                                                                       ----------
                                                                                       10,390,520
                                                                                       ----------

                     IRELAND -- 0.6%
           47,491    Allied Irish Banks Plc                                               721,072
          104,381    Anglo Irish Bank Corp                                              1,770,315
           50,435    CRH Plc                                                            1,052,780
                                                                                       ----------
                                                                                        3,544,167
                                                                                       ----------

                     ITALY -- 3.1%
           59,345    Alleanza Assicurazioni SPA                                           696,807
           34,405    Assicurazioni Generali SPA                                           929,774
          889,821    Banca Intesa SPA                                                   3,305,752
          315,104    Banca Intesa SPA (Savings Shares)                                    894,616
           81,490    Bulgari SPA                                                          718,884
            9,507    e.Biscom *                                                           591,804
          271,991    Enel SPA                                                           2,102,042
          208,595    ENI SPA                                                            4,087,257
          187,842    Parmalat Finanziaria SPA (a)(b)                                        2,334
          596,894    Telecom Italia Mobile SPA                                          3,374,466
          119,389    UniCredito Italiano SPA                                              628,965
                                                                                       ----------
                                                                                       17,332,701
                                                                                       ----------

                     JAPAN -- 19.3%
           67,220    Acom Co Ltd                                                        4,048,212
           10,600    Aiful Corp                                                           935,237
          137,000    Asahi Kasei Corp                                                     677,100
          114,000    Canon Inc                                                          5,561,230
               86    Central Japan Railway Co                                             744,609
          135,400    Chubu Electric Power Co Inc                                        2,893,639

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                     JAPAN -- CONTINUED
           71,000    Daiichi Pharmaceuticals Co Ltd                                     1,268,461
           53,000    Denso Corp                                                         1,108,411
              316    Dentsu Inc                                                         1,605,162
           44,000    Eisai Co Ltd                                                       1,194,033
           15,700    Fanuc Ltd                                                            985,740
           23,400    Fast Retailing Co Ltd                                              1,595,552
          410,000    Fuji Heavy Industries Ltd                                          2,015,102
           57,000    Fuji Photo Film Co Ltd                                             1,778,968
           31,000    Fujisawa Pharmaceutical Co Ltd                                       744,783
          394,000    Furukawa Electric Co Ltd                                           1,409,976
            5,100    Hirose Electric Co Ltd                                               562,932
           42,400    Hitachi Chemical Co Ltd                                              668,636
           12,600    Hoya Corp                                                          1,182,043
           35,000    JSRubber Corp                                                        728,766
           75,200    Kansai Electric Power Co Inc                                       1,362,768
          420,000    Kawasaki Kisen Kaisha Ltd                                          2,021,966
              188    KDDI Corp                                                            975,618
            7,500    Keyence Corp                                                       1,546,540
           66,000    Kirin Brewery Co Ltd                                                 601,647
           49,700    Konami Corp                                                        1,291,854
           63,000    Konica Minolta Holdings Inc                                          723,064
          294,000    Mitsubishi Electric Corp                                           1,409,995
              661    Mitsubishi Tokyo Finance Group Inc                                 5,081,823
          316,000    Mitsui Mining & Smelting Co Ltd                                    1,255,208
          315,000    Mitsui OSK Lines Ltd                                               1,510,708
           20,000    Murata Manufacturing Co Ltd                                        1,111,111
            6,400    Nidec Corp                                                           627,348
           43,000    Nikon Corp *                                                         530,121
          240,000    Nippon Mining Holdings Inc                                           836,903
              256    Nippon Telegraph & Telephone Corp                                  1,185,576
          164,000    Nippon Yusen Kabushiki Kaisha                                        711,477
           38,300    Nissin Food Products                                                 939,447
           21,000    Nitto Denko Corp                                                   1,037,891
          271,000    Nomura Holdings Inc                                                4,303,359

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                     JAPAN -- CONTINUED
              165    NTT Data Corp                                                        599,533
            2,370    NTT Docomo Inc                                                     4,923,943
           55,000    Olympus Optical Co Ltd                                             1,145,204
           38,000    Ono Pharmaceutical Co Ltd                                          1,652,023
          560,000    Osaka Gas Co Ltd                                                   1,614,498
           22,100    Pioneer Corp                                                         612,878
           16,350    Promise Co                                                           990,637
              150    Rakuten Inc                                                          770,181
          150,000    Sankyo Co Ltd                                                      3,246,842
          112,000    Sharp Corp                                                         1,857,441
           31,000    Shionogi and Co Ltd                                                  544,188
            7,700    SMC Corp                                                             902,773
           31,000    Stanley Electric Co Ltd                                              527,732
          214,000    Sumitomo Realty and Development Co Ltd                             2,082,025
           79,000    Taisho Pharmaceutical Co Ltd                                       1,424,401
          210,400    Takeda Chemical Industries Ltd                                     8,665,568
           18,000    Takefuji Corp                                                      1,288,303
           75,200    Terumo Corp                                                        1,565,806
           18,200    TIS Inc                                                              719,605
           72,100    Tohoku Electric Power Co Inc                                       1,206,946
           84,400    Tokyo Electric Power Co Inc                                        1,853,926
          269,000    Tokyo Gas Co                                                         999,579
          141,300    Toyota Motor Corp                                                  4,875,535
           17,000    Uni-Charm Corp                                                       795,076
              109    Yahoo Japan Corp *                                                 2,005,217
           50,000    Yamaha Motor Co                                                      584,843
           29,000    Yamanouchi Pharmaceutical Co Ltd                                     971,444
                                                                                      -----------
                                                                                      109,199,163
                                                                                      -----------

                     NETHERLANDS -- 4.1%
           57,241    ABN Amro Holdings NV                                               1,322,157
          502,251    ING Groep NV                                                      12,281,242
          808,536    Koninklijke Ahold NV *                                             6,720,814
           30,897    Koninklijke Numico NV *                                            1,018,090
           32,245    Royal Dutch Petroleum                                              1,590,557
                                                                                      -----------
                                                                                       22,932,860
                                                                                      -----------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                     NEW ZEALAND -- 0.3%
          477,085    Telecom Corp of New Zealand                                        1,873,949
                                                                                       ----------

                     NORWAY -- 1.0%
          107,260    DNB Holdings Class A                                                 676,522
           44,500    Frontline Ltd                                                      1,422,341
           69,100    Orkla ASA                                                          1,963,222
           54,100    Statoil ASA                                                          641,719
          113,800    Tandberg ASA *                                                     1,091,207
                                                                                       ----------
                                                                                        5,795,011
                                                                                       ----------

                     PORTUGAL -- 0.2%
           78,048    Portugal Telecom SA                                                  880,530
                                                                                       ----------

                     SINGAPORE -- 1.0%
          118,000    DBS Group Holdings Ltd                                             1,019,004
        2,639,000    Singapore Telecom Ltd                                              3,612,201
           96,000    Venture Corp Ltd                                                   1,212,513
                                                                                       ----------
                                                                                        5,843,718
                                                                                       ----------

                     SPAIN -- 3.5%
           11,242    ACS Actividades Cons y Serv                                          568,784
           57,194    Altadis SA                                                         1,840,546
              231    Antena 3 Television SA *                                              10,287
          102,329    Banco Santander Central Hispano SA                                 1,184,980
          297,194    Endesa SA                                                          5,815,901
           67,515    Gas Natural SDG SA                                                 1,681,942
           12,782    Metrovacesa SA                                                       508,212
          260,237    Repsol YPF SA                                                      5,335,184
           69,736    Sacyr Vallehermoso SA                                              1,193,129
           80,673    Union Fenosa SA                                                    1,655,902
                                                                                       ----------
                                                                                       19,794,867
                                                                                       ----------

                     SWEDEN -- 2.2%
          154,900    Getinge AB                                                         1,664,652
           72,100    Hennes & Mauritz AB Class B                                        1,927,393

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                     SWEDEN -- CONTINUED
           35,400    Modern Times Group AB *                                              801,282
          369,000    Nordea AB                                                          2,552,793
          114,400    Skanska AB Class B                                                   945,112
           40,700    Svenska Handelsbanken Class A                                        765,428
          180,000    Swedish Match AB                                                   1,716,773
           46,550    Tele2 AB Class B *                                                 2,244,895
                                                                                       ----------
                                                                                       12,618,328
                                                                                       ----------

                     SWITZERLAND -- 3.5%
           57,278    Roche Holding AG (Non Voting)                                      5,907,971
           10,799    Swisscom AG (Registered)                                           3,592,439
              611    Synthes-Stratec Inc                                                  616,749
          126,967    UBS AG (Registered)                                                9,327,208
                                                                                       ----------
                                                                                       19,444,367
                                                                                       ----------

                     UNITED KINGDOM -- 18.9%
          218,420    Abbey National Plc                                                 1,965,918
          263,061    Allied Domecq Plc                                                  2,207,833
          402,794    Amvescap Plc                                                       3,186,241
          176,397    AstraZeneca Plc                                                    8,354,165
        1,274,332    Barclays Plc                                                      11,440,230
          143,963    Barratt Developments Plc                                           1,481,438
          721,591    BP Plc                                                             5,795,079
          172,977    Cadbury Schweppes Plc                                              1,425,288
        1,070,116    Centrica Plc                                                       4,259,801
           37,893    Cobham Group Plc                                                     882,539
          162,056    Compass Group Plc                                                  1,102,225
          724,261    Dixons Group Plc (New Shares)                                      2,130,372
          160,756    Enterprise Inns Plc                                                1,818,327
           64,909    Gallaher Group Plc                                                   795,024
          200,382    GlaxoSmithKline Plc                                                4,168,651
           50,654    GUS Plc                                                              687,167
          655,928    Hays Plc                                                           1,704,180
           49,132    HBOS Plc                                                             666,064
           68,600    HSBC Holdings Plc                                                  1,114,580

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                     UNITED KINGDOM -- CONTINUED
          302,668    Imperial Tobacco Group Plc                                         6,510,002
          242,430    Kingfisher Plc                                                     1,347,455
          517,510    Lloyds TSB Group Plc                                               4,300,169
           47,755    MAN Group Plc                                                      1,366,578
        1,319,457    mmO2 Plc *                                                         2,595,567
          149,838    Morrison Supermarkets                                                681,965
          598,908    National Grid Transco Plc                                          4,790,364
          169,569    Next Plc                                                           4,377,284
           58,980    Northern Rock Plc                                                    847,730
          393,725    Sage Group Plc                                                     1,408,376
          197,705    Scottish & Southern Energy Plc                                     2,511,437
        1,051,884    Tesco Plc                                                          5,026,622
           22,105    Travis Perkins Plc                                                   557,495
        3,736,479    Vodafone Group Plc                                                 9,309,107
           86,506    Wimpey (George)                                                      619,275
          113,405    Wolseley Plc                                                       1,712,068
          344,060    WPP Group Plc                                                      3,843,809
                                                                                      -----------
                                                                                      106,990,425
                                                                                      -----------

                     TOTAL COMMON STOCKS (COST $416,094,778)                          483,971,335
                                                                                      -----------

                     PREFERRED STOCKS -- 0.5%

                     GERMANY -- 0.5%
           18,579    Fresenius AG (Non Voting) 4.08%                                    1,306,578
           53,955    Volkswagen AG 5.30%                                                1,729,608
                                                                                      -----------
                                                                                        3,036,186
                                                                                      -----------

                     TOTAL PREFERRED STOCKS (COST $2,931,192)                           3,036,186
                                                                                      -----------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

 PAR VALUE ($)       DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                     SHORT-TERM INVESTMENTS -- 7.8%

                     CASH EQUIVALENTS -- 7.2%
       14,200,000    Dresdner GC Time Deposit, 1.03%, due 03/01/04                     14,200,000
       26,400,000    ING Bank GC Time Deposit, 1.06%, due 03/01/04                     26,400,000
                                                                                    -------------
                                                                                       40,600,000
                                                                                    -------------

                     U.S. GOVERNMENT -- 0.6%
        3,675,000    U.S. Treasury Bill, 0.88%, due 3/25/04 (c)                         3,672,738
                                                                                    -------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $44,272,738)                   44,272,738
                                                                                    -------------

                     TOTAL INVESTMENTS -- 94.0%
                     (Cost $463,298,708)                                              531,280,259

                     Other Assets and Liabilities (net) -- 6.0%                        33,823,878
                                                                                    -------------

                     TOTAL NET ASSETS -- 100.0%                                     $ 565,104,137
                                                                                    =============

                     NOTES TO SCHEDULE OF INVESTMENTS:

                     *   Non-income producing security.
                     (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
                     (b) Bankrupt issuer.
                     (c) All or a portion of this security has been segregated
                         to cover margin requirements on open financial futures contracts (Note 7).

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
FEBRUARY 29, 2004

At February 29, 2004, industry sector diversification of the Fund's equity investments was as follows:

                 INDUSTRY SECTOR
                 -------------------------------------------------------------------
                 Financials                                                   26.0%
                 Health Care                                                  11.6
                 Information Technology                                       10.8
                 Consumer Discretionary                                       10.4
                 Utilities                                                     9.9
                 Industrials                                                   7.9
                 Energy                                                        7.6
                 Telecommunication Services                                    7.4
                 Consumer Staples                                              6.8
                 Materials                                                     1.6
                                                                             ------
                                                                             100.0%
                                                                             ======

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
 Investments, at value (cost $463,298,708) (Note 2)                          $   531,280,259
 Cash                                                                                 21,223
 Foreign currency, at value (cost $407,020) (Note 2)                                 405,176
 Receivable for Fund shares sold                                                  31,125,905
 Dividends and interest receivable                                                   681,346
 Foreign taxes receivable                                                            117,886
 Receivable for open forward foreign currency contracts (Notes 2 and 8)            3,255,151
 Receivable for variation margin on open futures contracts (Notes 2 and 8)           152,279
 Receivable for expenses reimbursed by Manager (Note 2)                               74,624
                                                                             ---------------

     Total assets                                                                567,113,849
                                                                             ---------------

LIABILITIES:
 Payable to affiliate for (Note 3):
     Management fee                                                                  220,905
     Shareholder service fee                                                          61,363
     Trustees fee                                                                        858
 Payable for open forward foreign currency contracts (Notes 2 and 8)               1,594,930
 Accrued expenses                                                                    131,656
                                                                             ---------------

     Total liabilities                                                             2,009,712
                                                                             ---------------
NET ASSETS                                                                   $   565,104,137
                                                                             ===============

NET ASSETS CONSIST OF:
 Paid-in capital                                                             $   489,855,744
 Accumulated undistributed net investment income                                     436,255
 Accumulated net realized gain                                                     5,248,360
 Net unrealized appreciation                                                      69,563,778
                                                                             ---------------
                                                                             $   565,104,137
                                                                             ===============

NET ASSETS ATTRIBUTABLE TO:
 Class III shares                                                            $   565,104,137
                                                                             ===============
SHARES OUTSTANDING:
 Class III                                                                        23,874,622
                                                                             ===============

NET ASSET VALUE PER SHARE:
 Class III                                                                   $         23.67
                                                                             ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $696,523)                                     $      5,797,638
   Interest                                                                                      266,646
                                                                                        ----------------

       Total income                                                                            6,064,284
                                                                                        ----------------

EXPENSES:
   Management fee (Note 3)                                                                     1,582,249
   Shareholder service fee (Note 3) - Class III                                                  439,514
   Custodian fees                                                                                344,156
   Transfer agent fees                                                                            32,962
   Audit and tax fees                                                                             47,282
   Legal fees                                                                                     13,523
   Trustees fees and related expenses (Note 3)                                                     5,367
   Registration fees                                                                              29,973
   Miscellaneous                                                                                   9,001
                                                                                        ----------------
     Total expenses                                                                            2,504,027
   Fees and expenses reimbursed by Manager (Note 3)                                             (476,897)
                                                                                        ----------------
     Net expenses                                                                              2,027,130
                                                                                        ----------------

       Net investment income                                                                   4,037,154
                                                                                        ----------------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
     Investments                                                                              16,523,633
     Closed futures contracts                                                                  3,435,356
     Foreign currency, forward contracts and foreign currency related transactions               785,994
                                                                                        ----------------

       Net realized gain                                                                      20,744,983
                                                                                        ----------------

   Change in net unrealized appreciation (depreciation) on:
     Investments                                                                              79,266,538
     Open futures contracts                                                                      295,330
     Foreign currency, forward contracts and foreign currency related transactions               308,928
                                                                                        ----------------

       Net unrealized gain                                                                    79,870,796
                                                                                        ----------------

     Net realized and unrealized gain                                                        100,615,779
                                                                                        ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $    104,652,933
                                                                                        ================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  YEAR ENDED             YEAR ENDED
                                                                               FEBRUARY 29, 2004      FEBRUARY 28, 2003
                                                                              -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:

   Net investment income                                                      $         4,037,154    $         1,994,117
   Net realized gain (loss)                                                            20,744,983            (11,166,838)
   Change in net unrealized appreciation (depreciation)                                79,870,796             (7,288,279)
                                                                              -------------------    -------------------
   Net increase (decrease) in net assets from operations                              104,652,933            (16,461,000)
                                                                              -------------------    -------------------

Distributions to shareholders from:
   Net investment income
     Class III                                                                         (4,380,170)            (5,264,354)
                                                                              -------------------    -------------------

   Net share transactions (Note 7):
     Class III                                                                        286,027,335            115,645,427
                                                                              -------------------    -------------------
   Increase in net assets resulting from net share transactions                       286,027,335            115,645,427
                                                                              -------------------    -------------------

     Total increase in net assets                                                     386,300,098             93,920,073

NET ASSETS:
   Beginning of period                                                                178,804,039             84,883,966
                                                                              -------------------    -------------------
   End of period (including accumulated undistributed net investment income of $436,255 and distributions in excess of net investment income of
     $65,113, respectively)                                                   $       565,104,137    $       178,804,039
                                                                              ===================    ===================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         YEAR ENDED FEBRUARY 28/29,
                                                               --------------------------------------------
                                                                   2004            2003            2002+
                                                               ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      16.83    $      19.65    $      20.00
                                                               ------------    ------------    ------------

Income from investment operations:
   Net investment income (b)                                           0.29            0.25            0.01
   Net realized and unrealized loss                                    6.81           (2.46)          (0.36)
                                                               ------------    ------------    ------------

      Total from investment operations                                 7.10           (2.21)          (0.35)
                                                               ------------    ------------    ------------

Less distributions to shareholders:
   From net investment income                                         (0.26)          (0.61)             --
                                                               ------------    ------------    ------------

      Total distributions                                             (0.26)          (0.61)             --
                                                               ------------    ------------    ------------
NET ASSET VALUE, END OF PERIOD                                 $      23.67    $      16.83    $      19.65
                                                               ============    ============    ============
TOTAL RETURN (a)                                                      42.33%         (11.40)%         (1.75)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                           $    565,104    $    178,804    $     84,884
   Net expenses to average daily net assets                            0.69%           0.69%           0.69%*
   Net investment income to average daily net assets                   1.38%           1.32%           0.36%*
   Portfolio turnover rate                                               63%             78%             15%**
   Fees and expenses reimbursed by the Manager to average
     daily net assets:                                                 0.16%           0.22%           0.65%*

+ Period from November 30, 2001 (commencement of operations) through February 28, 2002.
*   Annualized.
**  Not Annualized.
(a) The total return would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO International Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks a high total return through investing primarily in equity securities of non-U.S. issuers. The Fund's benchmark is the S&P/Citigroup (f/k/a Salomon Smith Barney) Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of investment trusts and other funds of the Trust ("underlying funds") are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign equity securities held by the Fund be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 8 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 29, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 8 for all open futures contracts as of February 29, 2004.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At February 29, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the year ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid were as follows: ordinary income $4,380,170 and $5,264,354, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $2,858,192 and $6,155,245 of undistributed ordinary income and undistributed long-term capital gains, respectively. The temporary differences between book and tax basis distributable earnings are primarily due to foreign currency transactions.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to foreign currency transactions. The financial highlights exclude these adjustments.

                ACCUMULATED          ACCUMULATED
             UNDISTRIBUTED NET           NET
             INVESTMENT INCOME      REALIZED GAIN      PAID-IN CAPITAL
             -----------------      -------------      ---------------
                 $ 844,384           $  (844,383)          $  (1)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .54% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended was $3,333. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the aggregated $389,637,940 and $168,150,030, respectively.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                              GROSS UNREALIZED       GROSS UNREALIZED         NET UNREALIZED
         AGGREGATE COST         APPRECIATION           DEPRECIATION            APPRECIATION
         --------------       ----------------       ----------------         --------------
         $ 465,332,432          $ 70,679,452           $ (4,731,625)           $ 65,947,827

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 49.8% of the outstanding shares of the fund were held by three shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Two of the shareholders are other funds of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, less than .01% of the Fund was held by three related parties.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                YEAR ENDED                     YEAR ENDED
                                             FEBRUARY 29, 2004              FEBRUARY 28, 2003
                                       ----------------------------   ----------------------------
      Class III:                         SHARES          AMOUNT          SHARES         AMOUNT
                                       -------------  -------------   -------------  -------------
      Shares sold                         16,620,211  $ 350,493,589       9,766,373  $ 179,023,615
      Shares issued to shareholders
        in reinvestment of
        distributions                        192,384      4,193,777         196,825      3,476,163
      Shares repurchased                  (3,559,625)   (68,660,031)     (3,661,941)   (66,854,351)
                                       -------------  -------------   -------------  -------------
      Net increase                        13,252,970  $ 286,027,335       6,301,257  $ 115,645,427
                                       =============  =============   =============  =============

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

8.   FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at February 29, 2004, is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                           NET UNREALIZED
      SETTLEMENT                            UNITS                           APPRECIATION
         DATE        DELIVER/RECEIVE     OF CURRENCY         VALUE         (DEPRECIATION)
      ----------     ---------------     -----------     -------------     --------------
         Buys

        3/26/04             CHF           17,738,712     $  13,975,080     $      724,987
        5/28/04             CHF            4,939,200         3,896,998            (92,376)
        3/26/04             DKK           27,739,099         4,621,497            363,040
        3/26/04             EUR           18,789,944        23,330,489          1,102,006
        5/28/04             EUR            2,369,107         2,936,649            (47,921)
        3/26/04             GBP            2,503,179         4,635,837            435,838
        3/26/04             NOK           69,691,853         9,894,825             19,179
        5/28/04             NOK           11,825,540         1,677,135            (36,463)
        3/26/04             SEK           91,464,140        12,273,968            402,464
        5/28/04             SGD            5,961,890         3,505,827            (16,109)
                                                                           --------------
                                                                           $    2,854,645
                                                                           ==============

         Sales

        5/28/04             AUD            2,905,101     $   2,217,238     $        7,198
        5/28/04             CAD           38,742,093        28,791,244            103,231
        3/26/04             DKK           11,668,600         1,944,058             43,609
        3/26/04             EUR           11,774,465        14,619,736           (349,155)
        5/28/04             EUR            1,594,896         1,976,969             43,798
        3/26/04             GBP            4,827,515         8,940,462         (1,039,973)
        5/28/04             GBP              817,528         1,505,819             (9,171)
        5/28/04             HKD           26,909,112         3,464,887              4,048
        5/28/04             JPY           65,258,600           598,930              5,753
        5/28/04             NZD            1,798,080         1,219,408             (3,762)
                                                                           --------------
                                                                           $   (1,194,424)
                                                                           ==============

      CURRENCY ABBREVIATIONS:
          AUD   Australian Dollar
          CAD   Canadian Dollar
          CHF   Swiss Franc
          DKK   Danish Krona
          EUR   Euro
          GBP   British Pound
          HKD   Hong Kong Dollar
          JPY   Japanese Yen
          NOK   Norwegian Krone
          NZD   New Zealand Dollar
          SEK   Swedish Krona
          SGD   Singapore Dollar

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     FUTURES CONTRACTS

                                                                   NET UNREALIZED
     NUMBER OF                    EXPIRATION       CONTRACT         APPRECIATION
     CONTRACTS         TYPE          DATE           VALUE          (DEPRECIATION)
     ---------      ---------     ----------     -------------     --------------
        Buys

          80        CAC 40        March 2004     $   3,709,111     $       (4,954)
         142        DAX           March 2004        17,760,388           (236,752)
         214        FTSE 100      March 2004        17,783,983             (4,796)
          23        Hang Seng     March 2004         2,052,134              9,475
          26        IBEX 35       March 2004         2,666,939              2,407
          21        MIB30         March 2004         3,656,603              9,728
         185        MSCI          March 2004         5,012,307             25,790
         160        OMX           March 2004         1,502,121                973
          79        SPI 200       March 2004         5,123,054             18,638
          89        TOPIX         March 2004         8,834,020             93,501
                                                                   --------------
                                                                   $      (85,990)
                                                                   ==============

     At February 29, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO INTERNATIONAL GROWTH FUND


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Growth Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

     During the year ended February 29, 2004, the Fund paid foreign taxes of $696,523 and recognized foreign source income of $6,494,161.

     The Fund's distributions to shareholders included:
          For taxable, non-corporate shareholders, 99.53% of the Fund's income represents qualified dividend income subject to the 15% rate category.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                                                  PRINCIPAL                FUND            OTHER
                                      TERM OF OFFICE(1)         OCCUPATION(S)             COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,       POSITION(S)      AND LENGTH OF             DURING PAST            OVERSEEN BY       HELD BY
     AND DOB        HELD WITH TRUST     TIME SERVED              FIVE YEARS               TRUSTEE         TRUSTEE
-----------------   ---------------   -----------------   --------------------------   -------------   -------------
Jay O. Light        Trustee           Since May 1996      Professor of Business
c/o GMO Trust                                             Administration and Senior          41            *(2)
40 Rowes Wharf                                            Associate Dean, Harvard
Boston, MA 02110                                          University.
DOB: 10/03/1941

Donald W.           Trustee           Since December      Advisory Counsel, Goodwin
Glazer, Esq.                          2000                Procter LLP; Secretary and         41            None
c/o GMO Trust                                             Consultant, Provant, Inc.
40 Rowes Wharf                                            (provider of performance
Boston, MA 02110                                          improvement training
DOB:  07/26/1944                                          services and
                                                          products)(1998 - present);
                                                          Consultant - Business and
                                                          Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
    Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                                                  PRINCIPAL                FUND            OTHER
                                      TERM OF OFFICE(1)         OCCUPATION(S)            COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,       POSITION(S)       AND LENGTH OF          DURING PAST FIVE         OVERSEEN BY       HELD BY
     AND DOB        HELD WITH TRUST      TIME SERVED                YEARS                 TRUSTEE         TRUSTEE
-----------------   ---------------   -----------------   --------------------------   -------------   -------------
R. Jeremy           Chairman of       Since September     Chairman, Grantham,
Grantham(3)         the Board of      1985. President     Mayo, Van Otterloo & Co.           41            None
c/o GMO Trust       Trustees          from February       LLC
40 Rowes Wharf                        2002 - October
Boston, MA 02110                      2002; President
DOB:  10/06/1938                      Quantitative from
                                      September 1985 -
                                      February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                TERM OF OFFICE(4)
  NAME, ADDRESS, AND       POSITION(S) HELD       AND LENGTH OF          PRINCIPAL OCCUPATION(S)
         DOB                  WITH TRUST          TIME SERVED            DURING PAST FIVE YEARS
-----------------------  -------------------  -----------------------  ---------------------------
Scott Eston              President and        President and Chief      Chief Financial Officer
c/o GMO Trust            Chief Executive      Executive Officer        (1997-present), Chief
40 Rowes Wharf           Officer              since October 2002;      Operating Officer (2000 -
Boston, MA 02110                              Vice President from      present) and Member,
DOB:  01/20/1956                              August 1998 -            Grantham, Mayo, Van
                                              October 2002.            Otterloo & Co. LLC.

Susan Randall Harbert    Chief Financial      Chief Financial          Member, Grantham, Mayo, Van
c/o GMO Trust            Officer and          Officer since            Otterloo & Co. LLC.
40 Rowes Wharf           Treasurer            February 2000;
Boston, MA 02110                              Treasurer since
DOB:  04/25/1957                              February 1998.

Brent Arvidson           Assistant            Since September 1998.    Senior Fund Administrator,
c/o GMO Trust            Treasurer                                     Grantham, Mayo, Van
40 Rowes Wharf                                                         Otterloo & Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.   Vice President       Vice President since     General Counsel, Anti-Money
c/o GMO Trust            and Clerk            February 1997; Clerk     Laundering Reporting
40 Rowes Wharf                                since March 2001 -       Officer (July 2002 -
Boston, MA 02110                              present and May 1999     February 2003) and Member,
DOB:  07/20/1965                              -August 1999.            Grantham, Mayo, Van
                                                                       Otterloo & Co. LLC.

Elaine M. Hartnett, Esq. Vice President       Vice President since     Associate General Counsel,
c/o GMO Trust            and Secretary        August 1999;             Grantham, Mayo, Van
40 Rowes Wharf                                Secretary since          Otterloo & Co. LLC (June
Boston, MA 02110                              March 2001.              1999 - present);
DOB:  02/18/1945                                                       Associate/Junior Partner,
                                                                       Hale and Dorr LLP (1991 -
                                                                       1999).

Julie Perniola           Vice President       Since February 2003.     Anti-Money Laundering
c/o GMO Trust            and Anti-Money                                Reporting Officer (February
40 Rowes Wharf           Laundering                                    2003 - present) and
Boston, MA 02110         Compliance Officer                            Compliance Officer,
DOB:  10/07/1970                                                       Grantham, Mayo, Van
                                                                       Otterloo & Co. LLC.

William L. Nemerever     Vice President       Vice President since     Member, Grantham, Mayo, Van
c/o GMO Trust                                 February 2004.           Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the International Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Currency Hedged International Equity Fund returned +32.3% for the fiscal year ended February 29, 2004, as compared to +33.8% for the MSCI EAFE Hedged benchmark. Consistent with the Fund's investment objectives and policies, during the fiscal year the Fund was fully exposed to international equity securities through its investment in underlying GMO mutual funds.

The Fund's exposure to international equities comes indirectly through investments in the GMO International Intrinsic Value Fund and the GMO International Growth Fund. The Fund also holds currency hedges in addition to the shares of those Funds, which make predominantly unhedged investments.

Currency hedging had a negative impact to international equity investing. All major currencies appreciated against the U.S. dollar. In U.S. dollar terms the unhedged MSCI EAFE Index returned +53.6% during the period, nearly 20% higher than the hedged benchmark.

An allocation to the GMO International Intrinsic Value Fund (the Fund was invested in Class IV shares), which returned +55.2% during the period, benefited the Fund. The Fund was hurt by underperformance in the GMO International Growth Fund, which returned +42.3% during the period. The Fund was hurt by underperformance in the GMO International Growth Fund, which returned +42.3% during the period.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

CURRENCY HEDGED INT'L. EQUITY FUND-III
As Of: 2/29/2004

                      GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND     MSCI EAFE (HEDGED) INDEX  MSCI EAFE INDEX
       6/30/1995                                          5,000,000                  5,000,000         5,000,000
       9/30/1995                                          5,365,000                  5,572,330         5,208,450
      12/31/1995                                          5,651,210                  5,956,205         5,419,360
       3/31/1996                                          5,919,110                  6,300,140         5,575,955
       6/30/1996                                          6,151,630                  6,537,220         5,664,175
       9/30/1996                                          6,200,190                  6,583,895         5,657,070
      12/31/1996                                          6,514,850                  6,761,885         5,747,070
       3/31/1997                                          6,739,870                  7,089,240         5,657,055
       6/30/1997                                          7,307,775                  7,964,435         6,391,190
       9/30/1997                                          7,719,995                  8,193,685         6,346,190
      12/31/1997                                          7,355,165                  7,807,885         5,849,250
       3/31/1998                                          8,633,740                  9,121,485         6,709,675
       6/30/1998                                          8,586,635                  9,284,385         6,780,910
       9/30/1998                                          6,929,850                  7,603,980         5,817,075
      12/31/1998                                          7,891,005                  8,877,475         7,018,920
       3/31/1999                                          8,111,615                  9,557,490         7,116,565
       6/30/1999                                          9,095,870                 10,158,975         7,297,405
       9/30/1999                                          9,074,665                 10,090,540         7,617,660
      12/31/1999                                          9,540,770                 12,115,045         8,911,525
       3/31/2000                                          9,359,040                 12,507,720         8,902,155
       6/30/2000                                          9,967,830                 12,334,185         8,549,485
       9/30/2000                                         10,053,925                 12,042,015         7,859,850
      12/31/2000                                         10,484,280                 11,584,695         7,648,940
       3/31/2001                                         10,265,620                 10,755,235         6,600,450
       6/30/2001                                         10,893,460                 10,904,430         6,531,485
       9/30/2001                                          9,337,250                  8,844,565         5,617,080
      12/31/2001                                          9,932,115                  9,745,760         6,008,800
       3/31/2002                                         10,496,440                  9,926,070         6,039,350
       6/30/2002                                          9,920,510                  8,739,835         5,911,345
       9/30/2002                                          8,369,515                  6,964,485         4,744,815
      12/31/2002                                          8,515,835                  7,078,360         5,051,000
       3/31/2003                                          7,915,920                  6,381,505         4,636,135
       6/30/2003                                          9,188,905                  7,353,145         5,529,450
       9/30/2003                                          9,393,755                  7,718,575         5,978,860
      12/31/2003                                         10,300,940                  8,435,365         6,999,965
       2/29/2004                                         10,725,270                  8,752,250         7,262,825

Average Annual Returns
Inception                     6/30/1995

1YR                5YR               10YR(ITD)
32.31              6.38              9.21

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES /
  PAR VALUE ($)      DESCRIPTION                                                       VALUE ($)
-------------------------------------------------------------------------------------------------
                     MUTUAL FUNDS -- 99.4%

                     UNITED STATES -- 99.4%
        3,060,813    GMO International Growth Fund, Class III                          72,449,455
        3,585,599    GMO International Intrinsic Value Fund, Class IV                  87,165,900
                                                                                    -------------

                                                                                      159,615,355
                                                                                    -------------

                     TOTAL MUTUAL FUNDS (COST $134,538,767)                           159,615,355
                                                                                    -------------

                     COMMON STOCKS -- 0.0%

                     HONG KONG -- 0.0%
              796    China Digicontent Co Ltd *(a)                                              1
                                                                                    -------------

                     UNITED KINGDOM -- 0.0%
           19,018    British Energy Plc (Deferred Shares) *(a)                                 --
                                                                                    -------------

                     TOTAL COMMON STOCKS (COST $19)                                             1
                                                                                    -------------

                     SHORT-TERM INVESTMENTS -- 3.9%

                     CASH EQUIVALENTS -- 3.9%
        6,300,000    Dresdner GC Time Deposit, 1.03%, due 03/01/04                      6,300,000
                                                                                    -------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $6,300,000)                     6,300,000
                                                                                    -------------

                     TOTAL INVESTMENTS -- 103.3%
                     (Cost $140,838,786)                                              165,915,356

                     Other Assets and Liabilities (net)--(3.3%)                        (5,329,341)
                                                                                    -------------

                     TOTAL NET ASSETS-- 100.0%                                      $ 160,586,015
                                                                                    =============

                     NOTES TO SCHEDULE OF INVESTMENTS:

                     * Non-income producing security.
                     (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
   Investments in unaffiliated issuers, at value (cost $6,300,019) (Note 2)         $   6,300,001
   Investments in affiliated issuers, at value (cost $134,538,767) (Notes 2 and 9)    159,615,355
   Cash                                                                                    16,598
   Foreign currency, at value (cost $41,543) (Note 2)                                      44,266
   Receivable for Fund shares sold                                                        703,955
   Interest receivable                                                                        541
   Receivable for open forward foreign currency contracts (Notes 2 and 8)                 540,936
   Receivable for expenses reimbursed by Manager (Note 3)                                  97,806
                                                                                    -------------

      Total assets                                                                    167,319,458
                                                                                    -------------

LIABILITIES:
   Payable for investments purchased                                                      700,000
   Payable to affiliate for (Note 3):
      Management fee                                                                       64,811
      Shareholder service fee                                                              18,003
      Trustees fee                                                                            250
   Payable for open forward foreign currency contracts (Notes 2 and 8)                  5,882,973
   Accrued expenses                                                                        67,406
                                                                                    -------------

      Total liabilities                                                                 6,733,443
                                                                                    -------------
NET ASSETS                                                                          $ 160,586,015
                                                                                    =============

NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $ 145,228,452
   Accumulated undistributed net investment income                                        250,983
   Accumulated net realized loss                                                       (4,630,676)
   Net unrealized appreciation                                                         19,737,256
                                                                                    -------------
                                                                                    $ 160,586,015
                                                                                    =============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                                                 $ 160,586,015
                                                                                    =============

SHARES OUTSTANDING:
   Class III                                                                           21,894,873
                                                                                    =============
NET ASSET VALUE PER SHARE:
   Class III                                                                        $        7.33
                                                                                    =============

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
   Dividends from affiliated issuers (Note 8)                                       $   2,296,023
   Interest                                                                                23,664
   Dividends (net of withholding taxes of $263)                                            13,443
                                                                                    -------------

        Total income                                                                    2,333,130
                                                                                    -------------

EXPENSES:
   Management fee (Note 3)                                                                418,011
   Shareholder service fee (Note 3) - Class III                                           116,114
   Custodian fees                                                                          69,082
   Transfer agent fees                                                                     30,021
   Audit and tax fees                                                                      46,468
   Legal fees                                                                               3,049
   Trustees fees and related expenses (Note 3)                                              1,490
   Registration fees                                                                       17,808
   Miscellaneous                                                                              276
                                                                                    -------------
      Total expenses                                                                      702,319
   Fees and expenses reimbursed by Manager (Note 3)                                      (166,704)
   Indirectly incurred fees waived or borne by Manager (Note 3)                          (416,467)
   Shareholder service fee waived (Note 3) - Class III                                    (89,931)
                                                                                    -------------
      Net expenses                                                                         29,217
                                                                                    -------------

        Net investment income                                                           2,303,913
                                                                                    -------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments of affiliated issuers                                                   567,211
      Foreign currency, forward contracts and foreign currency related
        transactions                                                                   (5,342,104)
                                                                                    -------------
        Net realized loss                                                              (4,774,893)
                                                                                    -------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                                      27,720,324
      Foreign currency, forward contracts and foreign currency related
        transactions                                                                   (4,324,577)
                                                                                    -------------
        Net unrealized gain                                                            23,395,747
                                                                                    -------------

      Net realized and unrealized gain                                                 18,620,854
                                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $  20,924,767
                                                                                    =============

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED           YEAR ENDED
                                                               FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                                               -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:

   Net investment income                                       $       2,303,913    $         717,092
   Net realized loss                                                  (4,774,893)          (3,959,072)
   Change in net unrealized appreciation (depreciation)               23,395,747              289,156
                                                               -----------------    -----------------
   Net increase (decrease) in net assets from operations              20,924,767           (2,952,824)
                                                               -----------------    -----------------

Distributions to shareholders from:
   Net investment income
      Class III                                                               --           (1,412,055)
                                                               -----------------    -----------------

   Net share transactions (Note 7):
      Class III                                                      110,738,483           (4,293,820)
                                                               -----------------    -----------------
   Increase (decrease) in net assets
     resulting from net share transactions                           110,738,483           (4,293,820)
                                                               -----------------    -----------------

      Total increase (decrease) in net assets                        131,663,250           (8,658,699)

NET ASSETS:
   Beginning of period                                                28,922,765           37,581,464
                                                               -----------------    -----------------
   End of period (including accumulated
     undistributed net investment income of
     $250,983 and $272,397, respectively)                      $     160,586,015    $      28,922,765
                                                               =================    =================

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     YEAR ENDED FEBRUARY 28/29,
                                               ----------------------------------------------------------------
                                                  2004         2003          2002          2001         2000
                                               ---------     ---------     --------      ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD           $    5.54     $    7.14     $   9.25      $   10.04    $    9.28
                                               ---------     ---------     --------      ---------    ---------

Income from investment operations:
      Net investment income (d)                     0.20(c)       0.22(c)      0.46(c)        0.23         0.23
      Net realized and unrealized gain (loss)       1.59         (1.55)       (1.00)          1.34         1.26
                                               ---------     ---------     --------      ---------    ---------

            Total from investment operations        1.79         (1.33)       (0.54)          1.57         1.49
                                               ---------     ---------     --------      ---------    ---------

Less distributions to shareholders:
      From net investment income                      --         (0.27)       (1.53)         (0.21)       (0.42)
      From net realized gains                         --            --        (0.04)         (2.15)       (0.31)
                                               ---------     ---------     --------      ---------    ---------

            Total distributions                       --         (0.27)       (1.57)         (2.36)       (0.73)
                                               ---------     ---------     --------      ---------    ---------
NET ASSET VALUE, END OF PERIOD                 $    7.33     $    5.54     $   7.14      $    9.25    $   10.04
                                               =========     =========     ========      =========    =========
TOTAL RETURN (a)                                   32.31%       (19.53)%      (5.38)%        16.69%       15.86%

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)        $ 160,586     $  28,923     $ 37,581      $  49,332    $  75,054
      Net expenses to average daily net
        assets                                      0.04%(b)      0.06%(b)     0.31%(b)       0.69%        0.69%
      Net investment income to average daily
        net assets                                  2.98%(c)      3.32%(c)     5.33%(c)       2.23%        2.25%
      Portfolio turnover rate                          5%           90%         120%            39%          68%
      Fees and expenses reimbursed by
        the Manager to average daily net
        assets:                                     0.87%         1.32%        0.79%          0.38%        0.33%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) On July 3, 2001, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its reimbursement. Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 3.
(c) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(d)  Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Currency Hedged International Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in other GMO Funds, including International Disciplined Equity Fund, International Intrinsic Value Fund, and International Growth Fund and through management of the Fund's foreign currency positions. The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, Far East) (Hedged).

     At February 29, 2004, 54.3% of the Fund's net assets was invested in GMO International Intrinsic Value Fund and 45.1% of the Fund's net assets was invested in GMO International Growth Fund, separate funds of GMO Trust managed by GMO. GMO International Intrinsic Value Fund and GMO International Growth Fund invest primarily in equity securities of developed countries in Asia and Europe. The financial statements of GMO International Intrinsic Value Fund and GMO International Growth Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling
     (617) 330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign equity securities held by certain underlying funds in which the Fund invests be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund.

     The value of the currencies the Fund has committed to buy or sell is shown under Note 8 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 29, 2004.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of February 29, 2004, there were no outstanding futures contracts.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At February 29, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund did not have any securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid were as follows: ordinary income - $0 and $1,412,055, respectively.

     At February 29, 2004, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $2,715,282 and $1,682,281 expiring in 2010 and 2011, respectively. The Fund has elected to defer to March 1, 2004 post-October currency losses of $5,001,215.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to foreign currency transactions and the net operating loss. The financial highlights exclude these adjustments.

            ACCUMULATED                ACCUMULATED
         UNDISTRIBUTED NET                 NET
         INVESTMENT INCOME            REALIZED GAIN            PAID-IN CAPITAL
       ----------------------     ----------------------     -------------------
           $ (2,325,327)                $ 5,342,102              $ (3,016,775)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of coat, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. As described in Note 1, the Fund invests in certain underlying funds. Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of the underlying funds. For the year ended February 29, 2004, shareholder service fees incurred indirectly by the Fund were .116% of the Fund's average daily net assets.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees and the following expenses: fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "fund expenses")) plus the amount of fees and expenses, excluding shareholder service fees and fund expenses (as defined above), incurred indirectly by the Fund through its investment in the underlying funds, exceed the management fee. Because GMO will not reimburse expenses incurred indirectly by the Fund to the extent they exceed .54% of the Fund's average

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     daily net assets, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses (as defined above)) incurred indirectly by the Fund through its investment in the underlying funds may exceed .54% of the Fund's average daily net assets.

     For the year ended February 29, 2004 indirect operating expenses (excluding shareholder service fees) and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) incurred by the Fund were .544% and .000% of the Fund's average daily net assets, respectively.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $917. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the February 29, 2004, aggregated $106,413,623 and $4,050,000, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                            GROSS UNREALIZED     GROSS UNREALIZED       NET UNREALIZED
         AGGREGATE COST       APPRECIATION         DEPRECIATION          APPRECIATION
        -----------------   -----------------    ------------------    -----------------
          $ 141,071,899       $ 24,843,475            $ (18)             $ 24,843,457

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 82.7% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund. One of the shareholders is another fund

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, less than .01% of the Fund was held by two related parties.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                     YEAR ENDED                    YEAR ENDED
                                                 FEBRUARY 29, 2004             FEBRUARY 28, 2003
                                             --------------------------     ------------------------
     CLASS III:                                SHARES         AMOUNT          SHARES       AMOUNT
                                             ----------   -------------     ----------  ------------
     Shares sold                             18,157,015   $ 120,046,588      2,882,019  $ 16,484,193
     Shares issued to shareholders
       in reinvestment of distributions              --              --        189,880     1,365,235
     Shares repurchased                      (1,480,507)     (9,308,105)    (3,118,860)  (22,143,248)
                                             ----------   -------------     ----------  ------------
     Net increase (decrease)                 16,676,508   $ 110,738,483        (46,961) $ (4,293,820)
                                             ==========   =============     ==========  ============

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                                    NET UNREALIZED
      SETTLEMENT                                    UNITS OF                         APPRECIATION
         DATE                DELIVER                CURRENCY           VALUE        (DEPRECIATION)
      ------------  ---------------------------   --------------   ---------------  ---------------
         Sales

        5/28/04                 AUD                   7,091,116     $  5,412,099    $       11,293
        5/28/04                 CAD                      76,221           56,644                81
        3/26/04                 CHF                   9,118,455        7,183,788          (328,684)
        3/26/04                 DKK                   6,971,284        1,161,457           (91,238)
        3/26/04                 EUR                  28,750,222       35,697,645        (1,988,495)
        5/28/04                 EUR                   2,755,255        3,415,302            89,658
        3/26/04                 GBP                  17,541,098       32,485,767        (3,260,080)
        5/28/04                 GBP                     584,733        1,077,031            10,118
        5/28/04                 HKD                  10,778,996        1,387,932             1,588
        4/28/04                 JPY                 233,200,000        2,138,400          (138,400)
        5/28/04                 JPY               3,906,837,310       35,856,114           413,181
        3/26/04                 NOK                  10,098,461        1,433,776            15,017
        5/28/04                 NZD                     801,886          543,817            (1,678)
        3/26/04                 SEK                  17,129,014        2,298,616           (74,398)
                                                                                    ---------------
                                                                                    $   (5,342,037)
                                                                                    ===============

     CURRENCY ABBREVIATIONS:
         AUD     Australian Dollar
         CAD     Canadian Dollar
         CHF     Swiss Franc
         DKK     Danish Krona
         EUR     Euro
         GBP     British Pound
         HKD     Hong Kong Dollar
         JPY     Japanese Yen
         NOK     Norwegian Krone
         NZD     New Zealand Dollar
         SEK     Swedish Krona

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

9.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the year ended February 29, 2004, is set forth below:

                                     VALUE,
                                  BEGINNING OF                    SALES        DIVIDEND       VALUE,
     AFFILIATE                       PERIOD      PURCHASES       PROCEEDS       INCOME     END OF PERIOD
     -------------------------   ------------  -------------    -----------  -----------   -------------
     GMO International
         Growth Fund, Class III  $ 11,506,555  $  51,846,383    $ 2,160,000  $   563,982   $  72,449,455
     GMO International
         Intrinsic Value
         Fund, Class IV            17,457,641     54,567,240      1,890,000    1,732,041      87,165,900
                                 ------------  -------------    -----------  -----------   -------------

     Totals                      $ 28,964,196  $ 106,413,623    $ 4,050,000  $ 2,296,023   $ 159,615,355
                                 ============  =============    ===========  ===========   =============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Currency Hedged International Equity Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                           NUMBER OF
                                                                         PORTFOLIOS IN
                                                         PRINCIPAL          FUND            OTHER
                                    TERM OF OFFICE(1)   OCCUPATION(S)      COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,       POSITION(S)     AND LENGTH OF   DURING PAST FIVE   OVERSEEN BY      HELD BY
    AND DOB         HELD WITH TRUST    TIME SERVED        YEARS            TRUSTEE         TRUSTEE
------------------  --------------- --------------- ------------------  -------------  --------------
Jay O. Light        Trustee         Since May 1996  Professor of             41             *(2)
c/o GMO Trust                                       Business
40 Rowes Wharf                                      Administration
Boston, MA 02110                                    and Senior
DOB: 10/03/1941                                     Associate Dean,
                                                    Harvard
                                                    University.

Donald W.           Trustee         Since           Advisory                 41            None
Glazer, Esq.                        December 2000   Counsel, Goodwin
c/o GMO Trust                                       Procter LLP;
40 Rowes Wharf                                      Secretary and
Boston, MA 02110                                    Consultant,
DOB:  07/26/1944                                    Provant, Inc.
                                                    (provider of performance
                                                    improvement training
                                                    services and products)
                                                    (1998 - present);
                                                    Consultant - Business
                                                    and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                           NUMBER OF
                                                                         PORTFOLIOS IN
                                                         PRINCIPAL          FUND            OTHER
                                    TERM OF OFFICE(1)   OCCUPATION(S)      COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,       POSITION(S)     AND LENGTH OF   DURING PAST FIVE   OVERSEEN BY      HELD BY
    AND DOB         HELD WITH TRUST    TIME SERVED        YEARS            TRUSTEE         TRUSTEE
------------------  --------------- --------------- ------------------  -------------  --------------
R. Jeremy           Chairman of    Since September  Chairman,
Grantham(3)         the Board of   1985.            Grantham,                41            None
c/o GMO Trust       Trustees       President from   Mayo, Van
40 Rowes Wharf                     February 2002 -  Otterloo & Co.
Boston, MA 02110                   October 2002;    LLC
DOB:  10/06/1938                   President
                                   Quantitative
                                   from September
                                   1985 - February
                                   2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                 TERM OF OFFICE(4)
NAME, ADDRESS, AND         POSITION(S) HELD        AND LENGTH OF         PRINCIPAL OCCUPATION(S)
         DOB                  WITH TRUST            TIME SERVED           DURING PAST FIVE YEARS
-----------------------  -------------------  ------------------------ ---------------------------
Scott Eston              President and        President and Chief      Chief Financial Officer
c/o GMO Trust            Chief Executive      Executive Officer        (1997-present), Chief
40 Rowes Wharf           Officer              since October 2002;      Operating Officer (2000 -
Boston, MA 02110                              Vice President from      present) and Member,
DOB:  01/20/1956                              August 1998 -            Grantham, Mayo, Van
                                              October 2002.            Otterloo & Co. LLC.

Susan Randall Harbert    Chief Financial      Chief Financial          Member, Grantham, Mayo, Van
c/o GMO Trust            Officer and          Officer since            Otterloo & Co. LLC.
40 Rowes Wharf           Treasurer            February 2000;
Boston, MA 02110                              Treasurer since
DOB:  04/25/1957                              February 1998.

Brent Arvidson           Assistant            Since September 1998.    Senior Fund Administrator,
c/o GMO Trust            Treasurer                                     Grantham, Mayo, Van
40 Rowes Wharf                                                         Otterloo & Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.   Vice President       Vice President since     General Counsel, Anti-Money
c/o GMO Trust            and Clerk            February 1997; Clerk     Laundering Reporting
40 Rowes Wharf                                since March 2001 -       Officer (July 2002 -
Boston, MA 02110                              present and May 1999     February 2003) and Member,
DOB:  07/20/1965                              -August 1999.            Grantham, Mayo, Van
                                                                       Otterloo & Co. LLC.

Elaine M. Hartnett,      Vice President       Vice President since     Associate General Counsel,
Esq.                     and Secretary        August 1999;             Grantham, Mayo, Van
c/o GMO Trust                                 Secretary since          Otterloo & Co. LLC (June
40 Rowes Wharf                                March 2001.              1999 - present);
Boston, MA 02110                                                       Associate/Junior Partner,
DOB:  02/18/1945                                                       Hale and Dorr LLP (1991 -
                                                                       1999).

Julie Perniola           Vice President       Since February 2003.     Anti-Money Laundering
c/o GMO Trust            and Anti-Money                                Reporting Officer (February
40 Rowes Wharf           Laundering                                    2003 - present) and
Boston, MA 02110         Compliance Officer                            Compliance Officer,
DOB:  10/07/1970                                                       Grantham, Mayo, Van
                                                                       Otterloo & Co. LLC.

William L. Nemerever     Vice President       Vice President since     Member, Grantham, Mayo, Van
c/o GMO Trust                                 February 2004.           Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the International Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO International Small Companies Fund returned +86.6% for the fiscal year ended February 29, 2004, as compared to +53.6% for the MSCI EAFE index and +70.6% for the S&P/EMI World ex-U.S. index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in equity securities of small companies in countries outside of the U.S. throughout the fiscal year.

Among the portfolio holdings with the largest positive impact to relative returns were Dutch technology company Getronics, Dutch baby food and nutrition company Numico, UK aerospace company Rolls-Royce, Swiss Life, Dutch commercial services company Buhrmann, and UK technology company LogicaCMG. All these stocks returned more than 100% over the 12-month period. Less successful holdings included Dutch company Hagemayer and German company Schwarz Pharmaceutical.

The portfolio benefited from an allocation to emerging markets. Within developed markets, the portfolio benefited from overweighting Germany, but suffered from exposure to Singapore. The appreciation of foreign currencies added to the U.S. dollar returns of the strategy. The MSCI EAFE Index returned nearly 20% higher in U.S. dollar terms than in local currency.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

INT'L. SMALL COMPANIES FUND-III
As Of: 2/29/2004

             GMO INTERNATIONAL SMALL COMPANIES FUND  S&P/CITIGROUP EMI WORLD EX-U.S.   MSCI EAFE INDEX
 2/28/1994                  4,970,000                          5,000,000                   5,000,000
 3/31/1994                  4,880,575                          4,918,050                   4,784,645
 6/30/1994                  4,970,000                          5,097,810                   5,029,100
 9/30/1994                  4,837,070                          5,061,780                   5,033,970
12/31/1994                  4,629,030                          4,896,465                   4,982,615
 3/31/1995                  4,490,010                          4,866,365                   5,075,430
 6/30/1995                  4,610,245                          4,863,985                   5,112,280
 9/30/1995                  4,813,105                          5,056,395                   5,325,410
12/31/1995                  4,856,495                          5,152,960                   5,541,055
 3/31/1996                  5,088,310                          5,449,110                   5,701,165
 6/30/1996                  5,246,715                          5,689,855                   5,791,370
 9/30/1996                  5,152,640                          5,561,155                   5,784,105
12/31/1996                  5,334,445                          5,526,715                   5,876,125
 3/31/1997                  5,298,985                          5,424,940                   5,784,090
 6/30/1997                  5,700,840                          5,814,935                   6,534,710
 9/30/1997                  5,704,780                          5,580,565                   6,488,700
12/31/1997                  5,145,455                          5,006,470                   5,980,600
 3/31/1998                  6,027,005                          5,867,645                   6,860,345
 6/30/1998                  5,971,330                          5,846,375                   6,933,180
 9/30/1998                  5,092,800                          4,961,755                   5,947,705
12/31/1998                  5,582,880                          5,614,730                   7,176,535
 3/31/1999                  5,558,460                          5,694,540                   7,276,375
 6/30/1999                  5,968,750                          6,044,680                   7,461,275
 9/30/1999                  6,097,450                          6,352,035                   7,788,725
12/31/1999                  6,197,240                          6,948,020                   9,111,645
 3/31/2000                  6,166,560                          7,089,305                   9,102,065
 6/30/2000                  6,376,205                          6,965,640                   8,741,475
 9/30/2000                  6,137,975                          6,598,985                   8,036,355
12/31/2000                  6,369,825                          6,231,885                   7,820,710
 3/31/2001                  6,117,275                          5,567,530                   6,748,675
 6/30/2001                  6,504,515                          5,736,805                   6,678,165
 9/30/2001                  5,729,355                          4,852,840                   5,743,225
12/31/2001                  5,942,870                          5,253,450                   6,143,740
 3/31/2002                  6,395,550                          5,568,905                   6,174,980
 6/30/2002                  6,720,550                          5,680,605                   6,044,100
 9/30/2002                  5,540,795                          4,679,770                   4,851,370
12/31/2002                  5,868,750                          4,870,420                   5,164,430
 3/31/2003                  5,605,790                          4,646,325                   4,740,250
 6/30/2003                  7,291,115                          5,724,390                   5,653,630
 9/30/2003                  8,440,550                          6,477,690                   6,113,130
12/31/2003                  9,826,570                          7,487,145                   7,157,165
 2/29/2004                 10,531,765                          7,990,150                   7,425,925

Average Annual Returns
Inception                                                             10/14/1991

   1YR              5YR            10YR(ITD)
  84.39            14.23             7.73

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 60 bp on the purchase and 60 bp on the redemption. Transaction fees are retained by the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 93.9%

                  ARGENTINA -- 0.3%
        185,069   Grupo Financiero Galicia SA ADR *                                              1,521,267
        113,350   Petrobras Energia Participaciones SA ADR *                                     1,513,223
         87,700   Telecom Argentina SA ADR *                                                       910,326
         41,200   Tenaris SA ADR                                                                 1,427,580
                                                                                           ---------------
                                                                                                 5,372,396
                                                                                           ---------------

                  AUSTRALIA -- 4.0%
        535,355   Ansell Ltd                                                                     2,899,633
        958,387   Aristocrat Leisure Ltd                                                         1,782,059
        545,755   Australian Gas Light Co Ltd                                                    4,800,281
         33,744   Australian Stock Exchange Ltd                                                    437,912
      1,656,495   BHP Steel Ltd                                                                  7,553,386
        844,580   Boral Ltd                                                                      4,001,043
      3,290,163   CFS Gandel Retail Trust                                                        3,528,550
        331,276   CSL Ltd                                                                        5,111,920
      3,047,834   CSR Ltd                                                                        4,279,833
      2,654,712   Deutsche Office Trust                                                          2,273,550
      1,127,976   General Property Trust Units                                                   2,593,464
        448,267   Investa Property Group                                                           674,428
        420,391   Lion Nathan Ltd                                                                1,952,603
      1,056,442   Mayne Group Ltd                                                                2,608,313
        697,615   Origin Energy Ltd                                                              3,019,554
        265,331   Promina Group Ltd                                                                722,648
      2,027,498   Santos Ltd                                                                     9,495,399
        398,794   Sonic Healthcare Ltd                                                           2,461,516
      1,344,340   Southcorp Ltd                                                                  3,090,932
                                                                                           ---------------
                                                                                                63,287,024
                                                                                           ---------------

                  AUSTRIA -- 1.7%
         74,886   Austrian Airlines *                                                            1,123,994
         56,328   Boehler Uddeholm (Bearer)                                                      4,269,240
            106   BWT AG                                                                             2,326
         52,603   Flughafen Wien AG                                                              2,908,486

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  AUSTRIA -- CONTINUED
        306,076   Immofinanz Immobilien Anlagen AG *                                             2,414,901
         32,948   Mayr-Melnhof Karton AG (Bearer)                                                4,013,960
         45,237   RHI AG *                                                                         972,381
         81,128   VA Technologie AG (Bearer) *                                                   3,298,226
         85,232   Voestalpine AG                                                                 3,902,443
        112,350   Wienerberger AG                                                                3,545,710
                                                                                           ---------------
                                                                                                26,451,667
                                                                                           ---------------

                  BELGIUM -- 1.6%
         13,237   Barco NV                                                                       1,203,918
         16,016   CMB SA                                                                         1,674,575
         10,588   Cofinimmo SA                                                                   1,560,253
         49,007   Colruyt SA                                                                     5,583,723
        145,444   Delhaize Group                                                                 7,909,859
         57,922   Mobistar SA *                                                                  3,875,481
         13,114   Sofina SA                                                                        697,064
         33,529   Tessenderlo Chemie                                                             1,142,728
         32,194   UCB SA                                                                         1,191,231
         15,496   Umicore                                                                        1,038,741
                                                                                           ---------------
                                                                                                25,877,573
                                                                                           ---------------

                  BRAZIL -- 0.1%
     21,285,907   Companhia Siderurgica Nacional SA                                              1,359,375
     14,836,016   Compania Saneamento Basico SAO PA                                                778,859
                                                                                           ---------------
                                                                                                 2,138,234
                                                                                           ---------------

                  CANADA -- 3.6%
        221,400   ATI Technologies Inc *                                                         3,432,174
         47,400   Cameco Corp                                                                    2,250,330
        244,000   Canadian Tire Corp Class A                                                     7,965,120
        235,200   CGI Group Inc *                                                                1,525,053
        138,375   CI Fund Management Inc                                                         1,552,110
        203,100   CP Ships Ltd                                                                   3,661,628
         77,000   Dofasco Inc                                                                    2,017,179

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  CANADA -- CONTINUED
         17,000   Fairfax Financial Holdings Ltd                                                 2,622,694
        301,600   Hudson's Bay Co                                                                2,931,145
         85,100   MDS Inc                                                                        1,338,260
        133,800   Methanex Corp                                                                  1,520,738
        148,800   Onex Corp                                                                      1,746,674
         49,800   Penn West Petroleum Ltd                                                        2,189,827
        132,431   QLT Inc *                                                                      3,128,797
        244,400   Quebecor Inc Class B *                                                         5,000,022
        124,800   Quebecor World Inc                                                             2,422,055
          1,600   Research In Motion Ltd *                                                         157,478
        307,900   Rogers Communications Inc                                                      5,789,690
        125,800   Sears Canada Inc                                                               1,664,207
         72,500   Shaw Communications Inc                                                        1,216,303
         29,800   Sobeys Inc                                                                       720,264
        207,600   TransAlta Corp                                                                 2,761,811
                                                                                           ---------------
                                                                                                57,613,559
                                                                                           ---------------

                  CHINA -- 0.8%
      1,378,000   Angang New Steel Co Class H                                                      823,204
      1,158,000   Beijing Datang Power Co Ltd Class H                                              981,879
      1,250,000   Brilliance China Automotive Holdings Ltd                                         594,179
      3,493,000   China Petroleum & Chemical Corp Class H                                        1,469,655
        654,400   China Resources Enterprise Ltd                                                   920,583
         20,000   China Telecom Corp Ltd ADR                                                       770,000
        654,000   Cosco Pacific Ltd                                                                999,839
        975,300   Denway Motors Ltd                                                              1,133,946
        478,000   Huaneng Power International Inc Class H                                          899,645
      1,420,000   Legend Group Ltd                                                                 592,894
      2,660,000   PetroChina Co Ltd Class H                                                      1,426,736
        366,000   Shanghai Industrial Holdings Ltd                                                 959,217
      1,180,000   Yanzhou Coal Mining Co Ltd Class H                                             1,356,784
                                                                                           ---------------
                                                                                                12,928,561
                                                                                           ---------------

                  FINLAND -- 2.0%
         16,000   Amer Group Class A                                                               783,272
         96,800   Elisa Oyj Class A *                                                            1,629,713

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  FINLAND -- CONTINUED
        111,300   Finnair Class A                                                                  861,548
         17,600   Huhtamaki Oyj                                                                    227,427
        191,500   Kemira Oyj                                                                     2,498,357
        199,400   Kesko Oyj Class B                                                              4,001,235
        110,200   Metso Oyj                                                                      1,476,035
        293,500   M-real Oyj Class B                                                             2,789,754
         41,165   Nokian Renkaat Oyj                                                             3,479,054
        109,900   Orion-Yhtymae Oyj Class B                                                      2,830,697
        144,900   Pohjola Group Plc Class D                                                      4,038,258
        264,429   Rautaruukki Oyj *                                                              2,221,019
        145,800   Sponda Oyj                                                                     1,204,691
          1,200   Stockmann Oyj AB Class A                                                          27,956
         48,397   Stockmann Oyj AB Class B                                                       1,133,512
          5,700   Wartsila Oyj Class A                                                             128,472
        113,200   Wartsila Oyj Class B                                                           2,630,174
                                                                                           ---------------
                                                                                                31,961,174
                                                                                           ---------------

                  FRANCE -- 4.4%
        189,204   Air France                                                                     3,883,620
      1,845,348   Alstom *                                                                       4,929,617
        280,308   Altran Technologies SA *                                                       3,629,106
        191,149   Business Objects SA *                                                          5,790,314
        108,945   Cap Gemini SA *                                                                4,515,748
         18,930   CNP Assurances                                                                 1,092,293
        116,965   Dassault Systemes SA                                                           5,101,048
         12,044   Eiffage SA                                                                     1,719,441
        281,168   Equant NV *                                                                    2,903,109
         34,928   Eurazeo                                                                        2,634,261
         23,647   Gecina SA                                                                      1,784,920
      1,023,975   Havas SA                                                                       5,687,132
          5,097   Hermes International                                                           1,008,850
          6,741   Imerys SA                                                                      1,476,635
         26,242   Neopost SA                                                                     1,434,650
         16,363   Publicis Groupe                                                                  565,609
         21,040   Remy Cointreau SA                                                                744,530

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  FRANCE -- CONTINUED
        275,868   Rhodia SA                                                                      1,175,687
         20,940   Sagem SA                                                                       2,345,518
      2,050,106   SCOR SA *                                                                      4,024,666
         22,873   Technip SA                                                                     3,183,007
         20,674   Vallourec                                                                      1,669,684
         49,927   Wendel Investissement                                                          2,474,548
        198,748   Zodiac SA                                                                      6,181,018
                                                                                           ---------------
                                                                                                69,955,011
                                                                                           ---------------

                  GERMANY -- 8.8%
        155,442   Aareal Bank AG                                                                 4,770,476
        191,793   Aixtron AG                                                                     1,558,500
         18,684   AMB Aachener & Muenchener AG                                                   1,483,894
             17   AVA Allg Handels der Verbrau                                                         649
         19,090   AWD Holding AG                                                                   694,265
         78,570   Bankgesellschaft Berlin AG *                                                     185,484
         65,950   Bilfinger & Berger                                                             2,482,869
        132,950   Celanese AG                                                                    5,327,390
         28,424   Comdirect Bank AG *                                                              312,554
        316,180   Continental AG                                                                12,964,170
         71,113   Douglas Holdings AG                                                            2,191,276
        227,611   Epcos AG *                                                                     5,387,467
         74,726   HeidelbergCement AG *                                                          3,342,494
         91,332   Hochtief AG                                                                    2,821,113
        103,920   IKB Deutsche Industriebank AG                                                  2,533,346
         51,990   IVG Immobilien AG                                                                613,677
         72,770   IWKA AG                                                                        1,749,564
        188,067   KarstadtQuelle AG                                                              4,720,200
        379,677   MAN AG                                                                        13,279,725
        226,621   Merck KGaA                                                                     9,995,969
        427,697   MG Technologies AG                                                             6,483,245
        102,479   MLP AG *                                                                       2,342,875
        202,460   Mobilcom AG *                                                                  4,339,350
         60,643   Puma AG Rudolf Dassler Sport                                                  12,470,248
        356,774   Qiagen NV *                                                                    4,867,343

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  GERMANY -- CONTINUED
         34,738   Salzgitter AG                                                                    432,483
        141,022   Schwarz Pharma AG                                                              4,178,993
         79,029   SGL Carbon AG *                                                                1,035,942
        125,421   Singulus Technologies *                                                        2,778,549
         76,429   Software AG *                                                                  2,136,668
          1,419   Springer (Axel) AG                                                               146,338
         94,795   Sudzucker AG                                                                   1,831,522
        613,417   TUI AG                                                                        14,153,508
         76,262   United Internet AG                                                             1,798,460
         19,920   Vossloh AG                                                                     1,173,178
      1,741,776   WCM Beteiligungs & Grundbesitz *                                               2,899,970
                                                                                           ---------------
                                                                                               139,483,754
                                                                                           ---------------

                  HONG KONG -- 2.4%
      3,596,000   Asia Aluminum Holdings Ltd                                                       743,791
        345,500   Asia Satellite Telecommunications Holdings Ltd                                   687,995
        476,500   ASM Pacific Technology                                                         2,160,942
      1,992,000   Chaoda Modern Agriculture                                                        799,733
        180,800   Dah Sing Financial Services                                                    1,399,462
        436,500   Esprit Holdings Ltd                                                            1,721,584
      7,180,000   First Pacific Co *                                                             1,780,276
      1,000,000   Giordano International Ltd                                                       603,814
        745,115   Global Bio-Chem Technology Group Co Ltd                                          574,355
        782,000   Great Eagle Holdings Ltd                                                       1,336,177
        402,000   Guoco Group                                                                    3,047,078
      1,866,000   Hang Lung Group Co Ltd                                                         2,936,657
      2,089,600   HKR International Ltd *                                                          805,360
        140,300   Hong Kong Aircraft Engineering Co Ltd                                            762,436
      1,870,000   Hong Kong Exchanges and Clearing Ltd                                           4,948,965
         28,000   Mandarin Oriental International Ltd *                                             15,400
      6,924,000   New World Development Co Ltd                                                   7,472,086
      2,612,000   Oriental Press Group                                                             973,143
         22,212   SCMP Group Ltd                                                                     9,916
      6,553,000   Shun Tak Holdings Ltd                                                          3,030,737

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  HONG KONG -- CONTINUED
        201,000   Techtronic Industries Co                                                         666,226
        152,000   Wing Hang Bank Ltd                                                               981,262
                                                                                           ---------------
                                                                                                37,457,395
                                                                                           ---------------

                  INDIA -- 0.3%
         31,500   GAIL India Ltd GDR *                                                             859,320
         53,600   ICICI Bank Ltd ADR                                                               798,640
          9,100   Infosys Technologies ADR                                                         764,673
         27,900   ITC Ltd GDR                                                                      772,272
         87,700   Mahindra & Mahindra Ltd GDR                                                      897,171
         36,000   Ranbaxy Laboratories Ltd GDR                                                     795,600
                                                                                           ---------------
                                                                                                 4,887,676
                                                                                           ---------------

                  INDONESIA -- 0.5%
      2,010,000   Astra International Tbk                                                        1,283,737
      1,926,000   Bank Central Asia Tbk                                                            831,449
      3,670,000   Gajah Tunggal Tbk *                                                              238,734
      1,299,000   HM Sampoerna Tbk                                                                 748,980
      5,170,000   Indah Kiat Pulp & Paper *                                                        489,178
      6,825,000   Indofood Sukses Makmur Tbk                                                       686,132
        567,000   Indonesian Satellite Corp Tbk PT Class A *                                     1,223,862
      7,570,000   PT Bank Mandiri                                                                1,253,459
      2,068,000   Telekomunikasi Indonesia Tbk PT                                                1,785,500
                                                                                           ---------------
                                                                                                 8,541,031
                                                                                           ---------------

                  IRELAND -- 0.4%
        152,680   DCC Plc                                                                        2,276,459
        640,173   Fyffes Plc                                                                     1,352,205
        216,721   Independent News & Media Plc                                                     543,937
        107,032   Kerry Group Plc                                                                2,021,406
                                                                                           ---------------
                                                                                                 6,194,007
                                                                                           ---------------

                  ITALY -- 3.3%
        610,723   AEM SPA                                                                        1,164,794
      2,616,958   Banca Nazionale Del Lavoro SPA *                                               6,828,298


               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  ITALY -- CONTINUED
      1,664,999   Banca Popolare di Milano                                                      10,736,871
        127,163   Benetton Group SPA                                                             1,429,900
      1,010,194   Beni Stabili SPA                                                                 717,955
        538,107   Bulgari SPA                                                                    4,747,045
         43,378   Buzzi Unicem SPA                                                                 526,036
         48,084   e.Biscom *                                                                     2,993,193
        102,000   Fornara SPA *(a)(b)                                                                   --
        213,400   Grassetto SPA *(a)(b)                                                              2,651
        478,587   Grouppo Editoriale L'Espresso                                                  2,961,329
      1,012,268   IFIL SPA *                                                                     3,377,040
         93,126   Italcementi SPA                                                                  731,281
        123,819   Lottomatica SPA                                                                2,866,134
      1,385,568   Parmalat Finanziaria SPA (a)(b)                                                   17,216
      7,820,610   Pirelli & Co                                                                   8,016,614
        737,035   RCS MediaGroup SPA *                                                           2,536,672
        299,520   Tiscali SPA *                                                                  2,072,896
                                                                                           ---------------
                                                                                                51,725,925
                                                                                           ---------------

                  JAPAN -- 15.6%
        800,000   AIOI Insurance Co Ltd                                                          3,192,385
        156,700   Aoyama Trading                                                                 3,148,055
         35,800   Benesse Corp                                                                     904,338
        765,000   Bosch Automotive Systems Corp                                                  2,576,606
        344,000   Calsonic Kansei Corp                                                           2,512,466
        140,000   Canon Sales Co Inc                                                             1,497,895
        214,000   Casio Computer Co Ltd                                                          2,211,294
        325,000   Chiyoda Corp *                                                                 2,055,418
         22,000   Chudenko Corp                                                                    340,893
        296,000   Citizen Watch Co Ltd                                                           2,587,223
        802,000   Cosmo Oil Co Ltd                                                               1,717,628
        600,000   Daido Steel Co Ltd                                                             1,175,178
      1,159,500   Daiei Inc *                                                                    2,822,872
         39,700   Daiichikosho Co Ltd                                                            2,107,450
      1,655,000   Dainippon Ink and Chemicals Inc                                                3,574,776
         51,000   Ezaki Glico Co Ltd                                                               363,619

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  JAPAN -- CONTINUED
        106,200   FamilyMart                                                                     2,906,260
        843,000   Fujikura Ltd                                                                   4,096,952
      1,973,000   Furukawa Electric Co Ltd                                                       7,060,617
        153,000   Gunze Ltd                                                                        659,555
         18,500   H I S Co Ltd                                                                     387,745
        644,400   Haseko Corp *                                                                  1,409,588
      1,752,500   Hitachi Zosen Corp *                                                           3,240,024
      1,407,000   Ishikawajima-Harima Heavy Industries                                           1,944,509
      2,759,000   Isuzu Motors Ltd *                                                             5,252,352
        249,000   Itoham Foods Inc                                                               1,016,420
        103,000   Izumiya Co Ltd                                                                   515,660
        140,000   Japan Securities Finance Co                                                      740,619
        375,000   Kamigumi Co Ltd                                                                2,515,788
        180,000   Kandenko Co                                                                      812,191
      1,373,000   Kanebo Ltd *                                                                   1,332,034
      3,769,000   Kawasaki Heavy Industries Ltd                                                  4,829,398
      1,774,000   Kawasaki Kisen Kaisha Ltd                                                      8,540,399
      1,330,000   Kenwood Corp *                                                                 3,627,494
        215,000   Kikkoman Corp                                                                  1,633,260
         99,000   Kissei Pharmaceutical Co Ltd                                                   1,907,331
        101,000   Koyo Seiko Co Ltd                                                                988,184
         76,000   Kyudenko Corp                                                                    313,015
         64,800   Lopro Corp *                                                                     325,601
        219,000   Maeda Corp                                                                       783,718
        114,000   Maeda Road Construction                                                          634,377
         90,000   Makita Corp                                                                    1,069,193
      3,143,000   Marubeni Corp                                                                  6,328,574
         66,000   Matsui Securities Co Ltd                                                       1,661,175
         44,200   Matsumotokiyoshi Co Ltd                                                        1,090,234
        333,000   Mdi Corp                                                                       3,962,109
         81,000   Meiji Dairies Corp                                                               353,624
      1,109,000   Mitsubishi Gas Chemical Co Inc                                                 3,603,286
      3,244,000   Mitsubishi Materials Corp *                                                    6,324,108
        378,000   Mitsubishi Rayon Co Ltd                                                        1,311,203
      1,022,000   Mitsui Engineering & Shipbuilding                                              1,646,275
        844,000   Mitsui Mining & Smelting Co Ltd                                                3,352,517

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  JAPAN -- CONTINUED
         59,000   Mitsumi Electric Co Ltd                                                          677,695
        153,000   Nagase & Co                                                                    1,083,855
          8,000   Nagoya Railroad Co Ltd *                                                          24,602
            233   NET One Systems Co Ltd                                                         1,642,046
        272,000   Nichiro Corp                                                                     355,995
        128,000   Nippo Corp                                                                       674,794
      2,293,000   Nippon Light Metal                                                             5,015,806
        273,000   Nippon Meat Packers Inc                                                        2,965,870
      1,370,000   Nippon Mining Holdings Inc                                                     4,777,320
      1,301,000   Nippon Shinpan Co                                                              4,584,340
        153,000   Nippon Soda Co Ltd                                                               386,491
        989,000   Nippon Suisan Kaisha Ltd                                                       2,344,417
        647,000   Nishimatsu Construction                                                        2,285,759
        415,000   Nissan Chemical Industries Ltd                                                 3,376,670
        388,000   Nisshin Seifun Group Inc                                                       3,494,344
      2,779,000   Nisshin Steel Co Ltd                                                           4,807,166
        382,090   Nissho Iwai-Nichimen Holdings Corp *                                           1,650,618
          6,000   Noritake Co Ltd                                                                   24,382
        146,000   Okasan Securities Co Ltd                                                         748,307
        989,000   Oki Electric Industry Co Ltd *                                                 4,399,176
      1,083,000   Orient Corp *                                                                  2,567,243
        203,000   Pacific Metals Co Ltd *                                                          940,124
          1,383   Round One Corp                                                                 2,518,918
          2,000   Royal Co Ltd                                                                      21,527
         79,900   Ryohin Keikaku Co Ltd                                                          2,742,312
        107,900   Ryosan Co                                                                      2,024,483
         59,600   Sammy Corp                                                                     1,696,467
         36,000   Sanki Engineering                                                                197,694
        600,000   Sankyo-Tateyama Holdings Inc *                                                 1,900,055
        145,000   Sanyo Securities Co Ltd *(a) (b)                                                   1,327
        259,000   Seino Transportation Co Ltd                                                    2,242,486
         11,720   SFCG Co Ltd                                                                    1,727,000
         48,700   Shimachu Co                                                                    1,203,460
         52,000   Shinko Electric Industries                                                     1,415,889
      1,161,000   Shinko Securities Co Ltd *                                                     3,602,224
        113,000   Showa Shell Sekiyu                                                               910,123

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  JAPAN -- CONTINUED
         99,500   Snow Brand Milk Products Co Ltd *                                                289,594
         16,600   Square Enix Co Ltd                                                               458,832
        201,000   Sumitomo Bakelite Co Ltd                                                       1,179,215
      2,572,000   Sumitomo Heavy Industries Ltd *                                                5,743,804
        140,000   Sumitomo Rubber Industries Inc                                                   825,188
        129,000   Suruga Bank Ltd/The                                                              775,700
         89,800   Suzuken Co Ltd                                                                 3,164,287
      2,620,600   Taiheiyo Cement Corp                                                           6,643,842
        221,000   Takara Holdings Inc                                                            1,921,563
        151,600   THK Co Ltd                                                                     2,657,093
        521,000   Toda Corp                                                                      1,721,408
        721,000   Toho Gas Co Ltd                                                                2,474,602
        174,300   Tokyo Steel Manufacturing Co                                                   1,370,343
        243,000   Tokyo Tatemono Co Ltd                                                          1,096,458
      1,064,000   Tokyu Land Corp                                                                2,863,042
        294,000   Toshiba TEC Corp                                                               1,178,583
        294,000   Toyo Ink Manufacturing Co Ltd                                                  1,278,144
        159,000   Tsumura & Co *                                                                 1,739,017
      1,499,000   Ube Industries Ltd                                                             2,167,692
        232,000   Victor Co of Japan Ltd *                                                       2,231,668
         66,000   Wacoal Corp                                                                      593,191
        100,000   Yakult Honsha Co Ltd                                                           1,549,515
        335,000   Yamaha Motor Co                                                                3,918,451
        540,000   Yaskawa Electric Corp *                                                        3,840,198
        266,000   Yodogawa Steel Works                                                             917,829
        300,000   Yokohama Rubber Co                                                               897,858
        336,000   Zeon Corp                                                                      2,395,607
                                                                                           ---------------
                                                                                               247,887,194
                                                                                           ---------------

                  MALAYSIA -- 0.0%
        303,000   Maxis Communications Berhad                                                      689,724
        357,000   Promet Berhad *(a) (b)                                                               939
        312,000   Rekapacific Berhad *(a)                                                              821
                                                                                           ---------------
                                                                                                   691,484
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  MEXICO -- 0.2%
        263,000   Cemex SA de CV CPO                                                             1,545,031
        209,000   Grupo Financiero Banorte SA de CV                                                764,070
        577,000   Grupo Financiero BBVA Bancomer SA Class B *                                      619,006
                                                                                           ---------------
                                                                                                 2,928,107
                                                                                           ---------------

                  NETHERLANDS -- 6.5%
         20,260   Boskalis Westminster NV                                                          463,184
        874,680   Buhrmann NV                                                                    9,161,639
        179,107   Corio NV                                                                       7,604,207
        188,689   CSM                                                                            4,196,585
         19,358   DSM NV                                                                           916,634
      4,155,443   Getronics NV *                                                                15,489,414
      1,978,539   Hagemeyer NV                                                                   4,695,419
        103,132   Hunter Douglas NV                                                              4,755,331
        330,574   KLM NV                                                                         7,758,845
        439,205   Koninklijke Numico NV *                                                       14,472,288
        532,282   Koninklijke Vendex KBB NV                                                      9,126,773
         70,393   Koninklijke Wessanen NV                                                          953,350
         33,129   Nedlloyd NV                                                                    1,411,883
         26,697   Nutreco Holding NV                                                               863,773
        304,274   OCE NV                                                                         5,859,937
        168,993   Randstad Holdings NV                                                           4,940,684
         55,493   Rodamco Europe NV                                                              3,446,813
        214,749   Van der Moolen Holding NV                                                      1,894,462
         25,127   Van Ommeren Vopak NV                                                             483,290
          9,044   Vastned NV                                                                       514,662
         62,168   Wereldhave NV                                                                  5,163,744
                                                                                           ---------------
                                                                                               104,172,917
                                                                                           ---------------

                  NEW ZEALAND -- 0.1%
        439,356   Fletcher Building Ltd                                                          1,234,832
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  NORWAY -- 0.3%
         38,105   Aker Kvaerner ASA *                                                              760,536
         59,800   Schibsted ASA                                                                  1,172,308
        333,800   Tandberg ASA *                                                                 3,200,747
                                                                                           ---------------
                                                                                                 5,133,591
                                                                                           ---------------

                  PHILIPPINES -- 0.1%
        453,000   Bank of the Philippine Islands                                                   365,971
         93,582   Philippine Long Distance Telephone *                                           1,611,764
      2,967,000   SM Prime Holdings                                                                321,355
                                                                                           ---------------
                                                                                                 2,299,090
                                                                                           ---------------

                  POLAND -- 0.1%
         13,700   BRE Bank SA *                                                                    331,023
        113,000   Polski Koncern Naftowy Orlen                                                     819,101
                                                                                           ---------------
                                                                                                 1,150,124
                                                                                           ---------------

                  PORTUGAL -- 0.4%
        338,470   Banco BPI SA                                                                   1,354,168
        206,480   PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA *              4,741,070
                                                                                           ---------------
                                                                                                 6,095,238
                                                                                           ---------------

                  SINGAPORE -- 2.6%
      5,977,797   ComfortDelgro Corp Ltd                                                         3,318,560
        504,600   Creative Technology Ltd                                                        5,306,118
      2,850,000   Datacraft Asia Ltd *                                                           3,819,000
        390,000   Elec & Eltek International Co Ltd                                              1,185,600
        115,000   Fraser & Neave Ltd                                                               959,319
      6,789,000   GES International Ltd                                                          2,851,599
         89,000   Hotel Properties Ltd                                                              54,375
        150,570   Interra Resources Ltd *                                                           17,691
      3,414,000   Keppel Land Ltd                                                                3,850,715
        248,000   Marco Polo Developments Ltd                                                      305,948
      5,518,000   MobileOne Ltd                                                                  5,024,468
        793,000   Neptune Orient Lines Ltd *                                                       978,293

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  SINGAPORE -- CONTINUED
     14,531,100   Pacific Century Region Developments Ltd *                                      2,859,697
      2,927,000   SembCorp Industries Ltd                                                        2,458,869
      3,760,000   Singapore Exchange Ltd                                                         3,887,561
      1,368,000   ST Assembly Test Services Ltd *                                                1,510,847
      3,107,000   Want Want Holdings Ltd                                                         3,479,840
                                                                                           ---------------
                                                                                                41,868,500
                                                                                           ---------------

                  SOUTH AFRICA -- 0.4%
         81,764   ABSA Group Ltd                                                                   573,940
          9,990   Impala Platinum Holdings Ltd                                                     829,058
         75,000   Remgro Ltd                                                                       825,942
        675,000   Sanlam Ltd                                                                       928,550
        102,000   Sasol Ltd                                                                      1,530,422
        114,000   Standard Bank Investment Corp                                                    690,701
         58,900   Tiger Brands Ltd                                                                 732,321
                                                                                           ---------------
                                                                                                 6,110,934
                                                                                           ---------------

                  SOUTH KOREA -- 1.5%
         81,400   Dongkuk Steel Mill                                                               685,255
         75,200   Hana Bank                                                                      1,630,612
        105,200   Hankook Tire Co Ltd                                                              873,088
         12,500   Hankuk Electric Glass Co Ltd                                                     626,063
         74,000   Hyundai Department Store Co Ltd                                                  887,245
         72,700   Hyundai Industrial Development                                                   800,565
         22,300   Hyundai Mobis                                                                  1,005,017
         43,700   Hyundai Motor Co                                                               1,857,993
        177,248   Hyundai Securities Co *                                                          976,673
         97,000   Inchon Iron & Steel Co                                                         1,039,286
         64,230   Kangwon Land Inc                                                                 767,374
        122,600   KIA Motors Corp                                                                1,136,344
         42,600   KT&G Corp                                                                      1,001,607
         17,500   LG Electronics Inc                                                               985,119
         38,800   LG Engineering & Construction Ltd                                                635,119
        187,200   LG Insurance Co Ltd                                                              918,490
         94,800   Samsung Corp                                                                     935,102

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  SOUTH KOREA -- CONTINUED
         17,400   Samsung Fire & Marine Insurance                                                1,120,051
         11,800   Samsung SDI Co Ltd                                                             1,635,544
         47,700   Shinhan Financial Group Co Ltd                                                   878,151
          3,500   Shinsegae Co Ltd                                                                 794,643
         56,900   SK Corp                                                                        2,111,977
         25,400   Sungshin Cement Co Ltd                                                           415,774
                                                                                           ---------------
                                                                                                23,717,092
                                                                                           ---------------

                  SPAIN -- 2.4%
         15,949   Acciona SA                                                                     1,030,465
        173,597   Aguas de Barcelona SA Class A                                                  2,853,635
         37,752   Bankinter SA                                                                   1,556,839
         47,487   Corp Financiera Alba                                                           1,391,281
        252,768   Corporacion Mapfre SA                                                          3,712,239
        481,825   Enagas                                                                         5,561,622
      1,647,946   Iberia (Lineas Aer de Espana)                                                  5,733,204
        292,772   Indra Sistemas SA                                                              3,997,824
        545,956   Sacyr Vallehermoso SA                                                          9,340,884
        392,678   Telefonica Publicidad e Informacion SA                                         3,064,027
         31,956   Zardoya-Otis SA                                                                  642,432
                                                                                           ---------------
                                                                                                38,884,452
                                                                                           ---------------

                  SWEDEN -- 3.0%
         30,633   Custos AB                                                                        613,137
         39,800   D Carnegie AB *                                                                  505,239
        102,100   Drott AB Class B                                                               1,885,864
        462,200   Eniro AB                                                                       4,066,804
        398,048   Gambro AB Class A                                                              3,368,666
        287,712   Gambro AB Class B                                                              2,396,247
        363,800   Getinge AB                                                                     3,909,621
         45,570   Holmen AB Class B                                                              1,579,358
        134,210   Kinnevik Investment Class B                                                    4,552,272
         40,700   Lundbergforetagen AB Class B                                                   1,246,554
         44,700   Modern Times Group AB *                                                        1,011,788
          4,550   Nobel Biocare AB *(a)                                                            331,278

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  SWEDEN -- CONTINUED
          1,300   SAAB AB Class B                                                                   18,686
      1,015,700   Skanska AB Class B                                                             8,391,170
          4,735   SKF AB Series A                                                                  175,236
         70,170   SSAB Swedish Steel Class A                                                     1,263,101
      1,101,200   Swedish Match AB                                                              10,502,834
        110,100   Trelleborg AB Class B                                                          2,018,840
                                                                                           ---------------
                                                                                                47,836,695
                                                                                           ---------------

                  SWITZERLAND -- 3.0%
         57,189   Actelion Ltd *                                                                 6,664,283
         24,844   Baloise Holding Ltd                                                            1,190,313
        238,699   Clariant AG *                                                                  3,589,741
        108,132   Converium Holding AG                                                           5,734,176
          2,866   Fischer (George) AG (Registered) *                                               643,132
          2,111   Forbo Holdings AG (Registered) *                                                 593,384
          2,955   Geberit AG (Registered)                                                        1,503,035
          3,337   Helvetia Patria Holding (Registered)                                             567,530
             80   Intershop Holdings *                                                              12,299
            190   Jelmoli Holding AG (Registered)                                                   41,140
          5,484   Julius Baer Holding AG                                                         2,016,478
          7,390   Kuoni Reisen Holdings AG (Registered)                                          2,699,862
         77,600   Micronas Semiconductor Holding AG *                                            3,812,637
             50   Motor-Columbus (Bearer)                                                          145,231
            848   Movenpick Holdings (Bearer) *                                                    530,814
            414   Pargesa Holdings SA (Bearer)                                                   1,180,017
         87,581   Phonak Holding AG                                                              2,330,804
             45   SIG Holding AG (Registered)                                                        6,697
          2,811   Straumann Holding AG                                                             489,139
         17,405   Sulzer AG (Registered)                                                         4,385,339
         33,999   Unaxis Holding AG                                                              5,186,651
         11,054   Valora Holding AG                                                              2,876,538
         68,712   Vontobel Holdings AG                                                           1,715,027
                                                                                           ---------------
                                                                                                47,914,267
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  TAIWAN -- 0.9%
        536,436   Acer Inc                                                                         844,338
        316,125   Asustek Computer Inc                                                             829,289
        626,000   Benq Corp                                                                        861,442
        650,000   Chi Mei Optoelectronics Corp *                                                   966,572
      1,420,406   China Development Financial Holding Corp                                         792,072
        387,000   China Motor Corp Ltd                                                             777,365
      1,020,075   China Steel Corp                                                               1,039,801
        639,850   Delta Electronics Inc                                                            863,236
        675,000   Far Eastern Textile Co Ltd                                                       485,684
        454,680   Formosa Chemicals & Fibre Co                                                     722,472
        354,650   GigaByte Technology Co Ltd                                                       669,853
      1,174,900   Inventec Co Ltd                                                                  774,930
        516,000   Lite-On Technology Corp                                                          634,268
         45,450   MediaTek Inc                                                                     515,068
        342,953   Micro-Star International Co Ltd                                                  565,505
        560,000   Nan Ya Plastic Corp                                                              757,188
        333,800   Quanta Computer Inc                                                              845,633
        520,000   Yulon Motor Co Ltd                                                               762,344
                                                                                           ---------------
                                                                                                13,707,060
                                                                                           ---------------

                  THAILAND -- 0.2%
        346,000   Advanced Info Service Pcl (Foreign Registered) (a)                               766,149
      4,197,000   Charoen Pokphand Foods Pcl (Foreign Registered) (a)                              683,655
     12,014,000   Jasmine International Pcl *(a)                                                   467,840
        459,000   Kasikornbank Pcl NVDR *                                                          595,800
        156,700   PTT Exploration & Production Pcl (Foreign Registered) (a)                      1,005,050
                                                                                           ---------------
                                                                                                 3,518,494
                                                                                           ---------------

                  TURKEY -- 0.4%
    232,007,021   Akbank TAS                                                                     1,214,193
     53,190,000   Aksa Akrilik Kimya Sanayii                                                       548,722
    194,112,794   Aksigorta AS                                                                     672,379
    122,885,402   Arcelik AS                                                                       703,260
     20,000,000   Aselsan Askeri Elektroni                                                         158,133
     27,933,983   Eregli Demir ve Celik Fabrikalari TAS *                                          872,937

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  TURKEY -- CONTINUED
    171,240,113   Trakya Cam Sanayii                                                               464,205
     85,259,999   Tupras Turkiye Petrol Rafine                                                     706,220
      1,957,085   Turkiye Garanti Bankasi Class C *                                                  7,037
    232,352,650   Turkiye IS Bankasi Class C                                                     1,049,786
                                                                                           ---------------
                                                                                                 6,396,872
                                                                                           ---------------

                  UNITED KINGDOM -- 22.0%
        499,183   AMEC                                                                           2,612,402
        727,573   ARM Holdings Plc *                                                             1,633,778
        596,410   Arriva Plc                                                                     4,228,044
        235,963   Associated British Ports                                                       2,082,215
         77,828   Atkins WR Plc                                                                    798,716
        581,668   AWG Plc *                                                                      6,034,178
      1,351,016   Barratt Developments Plc                                                      13,902,510
        459,299   BBA Group Plc                                                                  2,354,664
        136,394   Bellway Plc                                                                    1,854,104
        585,859   Berkeley Group Plc                                                             9,861,241
        516,425   Britannic Group Plc *                                                          2,817,642
        244,100   British Energy Plc *                                                              33,975
         79,040   Bunzl Co                                                                         654,204
        643,918   Capita Group Plc                                                               3,268,279
        267,047   Charter Plc (Registered) *                                                       946,569
        372,502   Cobham Group Plc                                                               8,675,680
      2,430,512   Colt Telecom Group Plc *                                                       4,848,835
         71,817   Computacenter Plc                                                                579,426
      7,296,823   Cookson Group Plc *                                                            5,958,235
     12,137,304   Corus Group Plc *                                                             10,135,984
        267,877   Countrywide Assured Group Plc                                                    825,229
        418,201   Davis Service Group Plc                                                        3,057,824
        355,283   De La Rue Plc                                                                  2,050,529
        229,954   De Vere Group Plc                                                              1,790,211
      1,054,616   Dixons Group Plc (New Shares)                                                  3,102,093
         97,365   Eidos Plc *                                                                      231,735
        517,947   Electrocomponents Plc                                                          3,366,624
        786,222   EMI Group Plc                                                                  3,691,449

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  UNITED KINGDOM -- CONTINUED
        554,571   Enterprise Inns Plc                                                            6,272,809
        671,645   First Choice Holidays Plc                                                      1,773,059
        471,320   Firstgroup Plc                                                                 2,256,663
      1,793,123   FKI Plc                                                                        3,959,936
      1,059,694   Friends Provident Plc                                                          2,826,959
         30,981   Go-Ahead Group Plc                                                               710,058
        491,967   Great Portland Estates Plc                                                     2,273,351
      1,387,308   Hays Plc                                                                       3,604,393
        880,395   ICAP Plc                                                                       5,179,263
        137,233   IMI Plc                                                                          898,373
      1,680,872   Imperial Chemical Industries Plc                                               7,346,098
        267,863   Inchcape Plc                                                                   7,555,922
        213,717   Informa Group Plc                                                              1,479,378
      1,374,289   International Power Plc *                                                      3,583,320
     12,865,731   Invensys Plc *                                                                 5,431,841
      1,954,060   ITV Plc *                                                                      5,022,487
        184,963   ITV Plc (Convertible Shares) *                                                   276,320
        945,399   Kelda Group Plc                                                                7,824,943
        420,014   Kesa Electricals Plc                                                           2,120,137
      1,359,380   Kidde Plc                                                                      2,402,907
        395,164   Laird Group                                                                    2,126,702
      2,250,446   LogicaCMG Plc                                                                 12,779,716
        276,426   Manchester United Plc                                                          1,382,512
      1,216,988   MFI Furniture Group Plc                                                        3,336,914
      1,099,311   Michael Page International Plc                                                 3,488,573
        607,121   Misys Plc                                                                      2,557,598
        562,657   Morgan Crucible Co *                                                           1,482,734
        192,846   Mothercare Plc *                                                               1,295,539
         65,239   National Express Group Plc                                                       866,865
      1,331,685   Northern Foods Plc                                                             3,892,362
        553,706   Novar Plc                                                                      1,392,354
        150,501   Paragon Group Cos Plc                                                          1,080,890
        493,455   Peninsular & Oriental Steam Navigation Co                                      2,101,655
        168,963   Pennon Group Plc                                                               2,116,540
        314,748   Persimmon Plc                                                                  3,335,264

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  UNITED KINGDOM -- CONTINUED
         82,036   Premier Oil Plc *                                                                799,273
        559,404   Provident Financial Plc                                                        7,728,967
        200,249   RAC Plc                                                                        2,538,179
        424,375   RMC Group Plc                                                                  5,457,757
        132,023   Rolls-Royce Group Plc                                                            539,018
      7,581,966   Royal & Sun Alliance Insurance Group                                          14,527,907
        664,214   Sage Group Plc                                                                 2,375,930
        208,286   Schroders Plc                                                                  2,620,722
        661,995   Severn Trent Plc                                                               9,103,410
        533,014   Shire Pharmaceuticals Plc *                                                    5,408,273
      1,516,561   Signet Group Plc                                                               2,856,650
        734,718   Slough Estates Plc                                                             6,074,346
        893,854   Smith (WH) Group Plc                                                           4,553,445
        549,912   Somerfield Plc                                                                 1,673,664
        508,130   Spirent Plc *                                                                    834,544
      3,489,052   Stagecoach Holdings Plc                                                        5,455,173
        306,809   Tate & Lyle Plc                                                                1,645,497
      2,316,587   Taylor Woodrow Plc                                                            11,629,125
        150,856   TDG Plc                                                                          636,906
      5,063,755   THUS Group Plc *                                                               3,523,994
      1,014,263   Tomkins Plc                                                                    5,053,893
        572,989   Trinity Mirror Plc                                                             6,326,950
        528,243   United Business Media Plc                                                      5,426,034
        726,689   Whitbread Plc                                                                  9,966,076
        389,065   William Hill Plc                                                               3,588,473
        145,938   Wilson Bowden Plc                                                              2,952,066
      1,285,854   Wimpey (George)                                                                9,205,105
                                                                                           ---------------
                                                                                               349,932,187
                                                                                           ---------------

                  TOTAL COMMON STOCKS (COST $1,095,083,477)                                  1,495,354,117
                                                                                           ---------------

                  PREFERRED STOCKS -- 2.4%

                  BRAZIL -- 0.8%
    152,098,000   Banco Bradesco SA 1.23%                                                          762,448
     11,766,000   Banco Itau Holding Financeira SA                                               1,131,112

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  BRAZIL -- CONTINUED

     47,073,764   Brasil Telecom Participacoes SA 2.19%                                            358,811
          7,000   Caemi Mineracao e Metalurgica SA *                                                 3,365
     69,340,000   Centrais Electricas Brasileiras SA Class B 9.83%                                 821,366
     57,725,000   Cia Energetica de Minas Gerais 2.88%                                           1,030,627
      3,238,000   Companhia de Bebidas das Americas 1.67%                                          866,061
         20,050   Compania Vale do Rio Doce Class A                                              1,005,082
    185,409,907   Embratel Participacoes SA                                                        514,373
         26,400   Empresa Brasileira de Aeronautica SA ADR                                         797,016
         53,000   Gerdau SA                                                                      1,133,700
        930,300   Investimentos Itau SA 2.68%                                                    1,117,957
    312,062,000   Tele Centro Oeste Celular Participacoes SA 6.78%                               1,055,386
     49,419,000   Tele Norte Leste Participacoes SA 3.44%                                          726,226
     31,951,000   Telemar Norte Leste SA                                                           650,539
        140,200   Usinas Siderrurgicas de Minas Gerais SA 4.57%                                  1,600,566
                                                                                           ---------------
                                                                                                13,574,635
                                                                                           ---------------

                  GERMANY -- 1.3%
        107,606   Fresenius AG (Non Voting) 4.08%                                                7,567,446
         81,896   Hugo Boss AG 8.17%                                                             1,913,009
          6,307   Porsche AG (Non Voting) 0.83%                                                  3,672,943
        224,634   ProSieben Sat.1 Media AG 2.00%                                                 4,694,592
         74,309   Rheinmetall AG (Non Voting) 3.92%                                              2,783,717
                                                                                           ---------------
                                                                                                20,631,707
                                                                                           ---------------

                  ITALY -- 0.2%
        374,654   Compagnia Assicuratrice Unipol 4.56%                                             914,722
        218,814   IFI Istituto Finanziario Industries 4.82% *                                    1,886,822
                                                                                           ---------------
                                                                                                 2,801,544
                                                                                           ---------------

                  SOUTH KOREA -- 0.1%
         44,100   Hyundai Motor Co 5.05%                                                           909,375
                                                                                           ---------------

                  TOTAL PREFERRED STOCKS (COST $28,570,336)                                     37,917,261
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    UNITS/
 PAR VALUE ($)    DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  RIGHTS AND WARRANTS -- 0.0%

                  BRAZIL -- 0.0%
      1,849,215   Tele Centro Oeste Celular Participacoes SA, Expires 3/08/04 *                     12,698
                                                                                           ---------------

                  THAILAND -- 0.0%
     28,344,000   Jasmine International Pcl Warrants, Expires 2/08/09 *(a)                         743,047
                                                                                           ---------------

                  UNITED KINGDOM -- 0.0%
        140,664   Morgan Crucible Co Rights *                                                      112,249
                                                                                           ---------------

                  TOTAL RIGHTS AND WARRANTS (COST $156,859)                                        867,994
                                                                                           ---------------

                  SHORT-TERM INVESTMENTS -- 15.5%

                  CASH EQUIVALENTS -- 15.1%
     46,300,000   Bank of Montreal Time Deposit, 1.03%, due 03/01/04                            46,300,000
    194,544,267   The Boston Global Investment Trust (c)                                       194,544,267
                                                                                           ---------------
                                                                                               240,844,267
                                                                                           ---------------

                  U.S. GOVERNMENT -- 0.4%
       6,000,000  U.S. Treasury Bill, 0.88%, due 3/25/04 (d)                                     5,996,145
                                                                                           ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $246,840,412)                             246,840,412
                                                                                           ---------------

                  TOTAL INVESTMENTS -- 111.8%
                  (Cost $1,370,651,084)                                                      1,780,979,784

                  Other Assets and Liabilities (net) -- (11.8%)                               (188,515,699)
                                                                                           ---------------

                  TOTAL NET ASSETS -- 100.0%                                               $ 1,592,464,085
                                                                                           ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

                  NOTES TO SCHEDULE OF INVESTMENTS:

                  *   Non-income producing security.
                  (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees
                      (Note 2).
                  (b) Bankrupt issuer.
                  (c) Represents investment of security lending collateral
                      (Note 2).
                  (d) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 8).
                  ADR - American Depositary Receipt
                  Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
                  GDR - Global Depository Receipt
                  NVDR - Non-Voting Depository Receipt

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
FEBRUARY 29, 2004

At February 29, 2004, industry sector diversification of the Fund's equity investments was as follows:

               INDUSTRY SECTOR
               ---------------------------------------------------------------
               Consumer Discretionary                                     21.9%
               Industrials                                                19.5
               Financials                                                 16.8
               Materials                                                  10.9
               Information Technology                                     10.4
               Consumer Staples                                            6.5
               Health Care                                                 5.3
               Utilities                                                   3.5
               Telecommunication Services                                  2.7
               Energy                                                      2.5
                                                                         -----
                                                                         100.0%
                                                                         =====

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments, at value, including securities on loan of $183,343,698 (cost
    $1,370,651,084) (Note 2)                                                       $ 1,780,979,784
  Cash                                                                                      76,434
  Foreign currency, at value (cost $728,975) (Note 2)                                      728,523
  Receivable for Fund shares sold                                                       14,818,141
  Dividends and interest receivable                                                      1,892,112
  Foreign taxes receivable                                                                 293,600
  Receivable for open forward foreign currency contracts (Notes 2 and 8)                 7,532,344
  Receivable for variation margin on open futures contracts (Notes 2 and 8)              1,148,439
  Receivable for expenses reimbursed by Manager (Note 3)                                   151,332
                                                                                   ---------------

    Total assets                                                                     1,807,620,709
                                                                                   ---------------

LIABILITIES:
  Payable upon return of securities loaned (Note 2)                                    194,544,267
  Payable for Fund shares repurchased                                                   10,100,000
  Payable to affiliate for (Note 3):
    Management fee                                                                         749,235
    Shareholder service fee                                                                187,309
    Trustees fee                                                                             2,677
  Payable for open forward foreign currency contracts (Notes 2 and 8)                    9,236,827
  Accrued expenses                                                                         336,309
                                                                                   ---------------

    Total liabilities                                                                  215,156,624
                                                                                   ---------------
NET ASSETS                                                                         $ 1,592,464,085
                                                                                   ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                  $ 1,124,274,500
  Distributions in excess of net investment income                                      (5,110,912)
  Accumulated net realized gain                                                         60,700,387
  Net unrealized appreciation                                                          412,600,110
                                                                                   ---------------
                                                                                   $ 1,592,464,085
                                                                                   ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                 $ 1,592,464,085
                                                                                   ===============

SHARES OUTSTANDING:
  Class III                                                                             93,167,933
                                                                                   ===============
NET ASSET VALUE PER SHARE:
  Class III                                                                        $         17.09
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $2,424,155)                               $    21,913,881
  Interest (including securities lending income of $1,986,425)                           2,630,109
                                                                                   ---------------

      Total income                                                                      24,543,990
                                                                                   ---------------

EXPENSES:
  Management fee (Note 3)                                                                6,248,793
  Shareholder service fee (Note 3) - Class III                                           1,562,198
  Custodian fees                                                                         1,148,007
  Transfer agent fees                                                                       33,812
  Audit and tax fees                                                                        59,797
  Legal fees                                                                                42,486
  Trustees fees and related expenses (Note 3)                                               21,045
  Registration fees                                                                         58,604
  Miscellaneous                                                                             44,967
                                                                                   ---------------
    Total expenses                                                                       9,219,709
  Fees and expenses reimbursed by Manager (Note 3)                                      (1,385,606)
                                                                                   ---------------
    Net expenses                                                                         7,834,103
                                                                                   ---------------

      Net investment income                                                             16,709,887
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments (net of CPMF tax of $987) (Note 2)                                      99,533,714
    Closed futures contracts                                                            11,970,676
    Foreign currency, forward contracts and foreign currency related transactions        6,893,928
                                                                                   ---------------

      Net realized gain                                                                118,398,318
                                                                                   ---------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                        484,777,828
    Open futures contracts                                                               5,382,257
    Foreign currency, forward contracts and foreign currency related transactions       (7,312,691)
                                                                                   ---------------

      Net unrealized gain                                                              482,847,394
                                                                                   ---------------

    Net realized and unrealized gain                                                   601,245,712
                                                                                   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $   617,955,599
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                            YEAR ENDED
                                                                           FEBRUARY 29,         YEAR ENDED
                                                                               2004          FEBRUARY 28, 2003
                                                                         ---------------     ------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                  $    16,709,887      $     7,374,295
  Net realized gain (loss)                                                   118,398,318          (15,797,524)
  Change in net unrealized appreciation (depreciation)                       482,847,394          (45,208,858)
                                                                         ---------------      ---------------

  Net increase (decrease) in net assets from operations                      617,955,599          (53,632,087)
                                                                         ---------------      ---------------

Distributions to shareholders from:
  Net investment income

    Class III                                                                (16,459,478)         (15,340,291)
  Net realized gains
    Class III                                                                (30,034,700)                  --
                                                                         ---------------      ---------------

                                                                             (46,494,178)         (15,340,291)
                                                                         ---------------      ---------------
  Net share transactions (Note 7):

    Class III                                                                484,354,410          352,008,250
                                                                         ---------------      ---------------
  Increase in net assets resulting from net share transactions               484,354,410          352,008,250
                                                                         ---------------      ---------------

    Total increase in net assets                                           1,055,815,831          283,035,872

NET ASSETS:
  Beginning of period                                                        536,648,254          253,612,382
                                                                         ---------------      ---------------
  End of period (including distributions in
    excess of net investment income of
    $5,110,912 and $86,486, respectively)                                $ 1,592,464,085      $   536,648,254
                                                                         ===============      ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          YEAR ENDED FEBRUARY 28/29,
                                                -----------------------------------------------------------------------------
                                                    2004            2003           2002              2001            2000
                                                ------------    ------------   ------------      ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       9.50    $      10.44   $      11.68      $      11.54    $      11.02
                                                ------------    ------------   ------------      ------------    ------------

Income from investment operations:
  Net investment income                                 0.20            0.15           0.22              0.23            0.25
  Net realized and unrealized gain (loss)               7.94           (0.80)         (1.11)             1.02            0.83
                                                ------------    ------------   ------------      ------------    ------------

    Total from investment operations                    8.14           (0.65)         (0.89)             1.25            1.08
                                                ------------    ------------   ------------      ------------    ------------

Less distributions to shareholders:
  From net investment income                           (0.20)          (0.29)         (0.35)            (0.25)          (0.15)
  From net realized gains                              (0.35)             --          (0.00)(c)         (0.86)          (0.41)
                                                ------------    ------------   ------------      ------------    ------------

    Total distributions                                (0.55)          (0.29)         (0.35)            (1.11)          (0.56)
                                                ------------    ------------   ------------      ------------    ------------
NET ASSET VALUE, END OF PERIOD                  $      17.09    $       9.50   $      10.44      $      11.68    $      11.54
                                                ============    ============   ============      ============    ============
TOTAL RETURN (a)                                       86.62%          (6.30)%        (7.57)%           11.09%           9.62%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $  1,592,464    $    536,648   $    253,612      $    187,093    $    173,362
  Net expenses to average daily net assets              0.75%           0.75%          0.75%             0.75%           0.75%
  Net investment income to average daily net
    assets                                              1.60%           1.65%          2.02%             2.05%           2.19%
  Portfolio turnover rate                                 46%             44%            34%               60%             55%
  Fees and expenses reimbursed by the Manager
    to average daily net assets:                        0.13%           0.17%          0.22%             0.22%           0.24%
  Purchase and redemption fees consisted of
    the following per share amounts: (b)        $       0.04    $       0.06   $       0.05      $       0.04    $         --

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b) Effective March 1, 2000 the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.

(c)  The distribution from net realized gains was less than $ 0.01 per share.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the S&P/Citigroup (f/k/a Salomon Smith Barney) Extended Market Index ("EMI") World ex-U.S. Index.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION

     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign securities held by the Fund be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS

     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 8, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 29, 2004.

     FUTURES CONTRACTS

     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 8 for all open futures contracts as of February 29, 2004.

     OPTIONS

     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At February 29, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     SWAP AGREEMENTS

     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, there were no open swap agreements.

     SECURITY LENDING

     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund loaned securities having a market value of $183,343,698 collateralized by cash in the amount of $194,544,267, which was invested in a short-term instrument.

     TAXES AND DISTRIBUTIONS

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund is subject to a Contribuicao Provisoria sobre Movimentacoes Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments at year end.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid were as follows: ordinary income - $29,674,746 and $15,340,291, respectively and long-term capital gains - $16,819,432 and $0, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $41,482,628 and $25,107,783 of undistributed ordinary income and undistributed long-term capital gains, respectively. The temporary differences between book and tax basis distributable earnings are primarily due to passive foreign investment company transactions and losses on wash sales transactions.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to foreign currency transactions. The financial highlights exclude these adjustments.

             DISTRIBUTIONS
              IN EXCESS OF              ACCUMULATED
             NET INVESTMENT                 NET
                 INCOME                REALIZED GAIN         PAID-IN CAPITAL
          ---------------------     --------------------    -------------------
              $ (5,274,835)              $ 5,274,835               $ --

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES

     The premium on cash purchases of Fund shares is 0.60% of the amount invested. In the case of cash redemptions, the fee is .60% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption fee is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the years ended February 29, 2004 and February 28, 2003, the Fund received $2,843,007 and $2,531,977 in purchase premiums and $251,747 and $54,833 in redemption fees, respectively. There is no premium for reinvested distributions.

     INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $12,823. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the February 29, 2004, aggregated $905,879,784 and $450,288,599, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                            GROSS UNREALIZED      GROSS UNREALIZED       NET UNREALIZED
        AGGREGATE COST        APPRECIATION          DEPRECIATION          APPRECIATION
        ----------------    -----------------     -----------------     -----------------
        $  1,383,516,883      $  419,684,342       $  (22,221,441)         $  397,462,901

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 1.64% of the Fund was held by twenty-three related parties.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    YEAR ENDED                        YEAR ENDED
                                                 FEBRUARY 29, 2004                 FEBRUARY 28, 2003
                                           ------------------------------    ------------------------------
      CLASS III:                               SHARES           AMOUNT          SHARES            AMOUNT
                                           -------------    -------------    -------------    -------------
      Shares sold                             48,778,681    $  655,740,846      36,029,447    $ 390,124,687
      Shares issued to shareholders
        in reinvestment of distributions       2,591,610        38,966,515         769,131        7,538,961
      Shares repurchased                     (14,670,843)     (210,352,951)     (4,627,128)     (45,655,398)
                                           -------------    --------------   -------------    -------------
      Net increase                            36,699,448    $  484,354,410      32,171,450    $ 352,008,250
                                           =============    ==============   =============    =============

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                                     NET UNREALIZED
      SETTLEMENT                                    UNITS OF                          APPRECIATION
         DATE            DELIVER/RECEIVE            CURRENCY          VALUE          (DEPRECIATION)
      ------------  ---------------------------  ---------------  ---------------  ------------------
         Buys

        5/28/04                 CAD                   91,021,987   $  67,643,125       $  (250,006)
        3/26/04                 CHF                   49,961,046      39,360,784         2,094,652
        5/28/04                 CHF                    3,688,200       2,909,967           (83,313)
        3/26/04                 DKK                  123,876,130      20,638,492         1,621,250
        3/28/04                 DKK                    9,093,762       1,514,977           114,977
        3/26/04                 EUR                   16,327,702      20,273,252           238,241
        3/26/04                 GBP                    3,894,449       7,212,443           787,312
        5/28/04                 GBP                    1,603,592       2,953,685           (12,973)
        5/28/04                 JPY                  843,040,000       7,737,240          (273,402)
        3/26/04                 NOK                  259,170,585      36,796,948           330,482
        5/28/04                 NOK                   40,922,400       5,803,744           (85,812)
        4/28/04                 NZD                    2,559,290       1,741,995           274,498
        5/28/04                 NZD                    2,000,572       1,356,733           (21,881)
        3/26/04                 SEK                  135,900,192      18,237,033           949,954
        5/28/04                 SEK                   28,613,200       3,830,420          (139,664)
                                                                                    ---------------
                                                                                       $ 5,544,315
                                                                                    ===============

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

FORWARD CURRENCY CONTRACTS -- CONTINUED

                                                                                     NET UNREALIZED
      SETTLEMENT                                    UNITS OF                          APPRECIATION
         DATE            DELIVER/RECEIVE            CURRENCY           VALUE         (DEPRECIATION)
      ------------  ---------------------------  ---------------   -------------   ------------------
        Sales

        5/28/04                 AUD                    8,034,742    $  6,132,296     $        5,965
        5/28/04                 CHF                    3,677,700       2,901,683             76,815
        3/26/04                 DKK                  132,414,600      22,061,051         (1,619,288)
        3/26/04                 EUR                   60,529,413      75,156,200         (2,973,052)
        5/28/04                 EUR                   25,702,653      31,859,968            853,184
        3/26/04                 GBP                   17,164,079      31,787,535         (3,767,702)
        5/28/04                 HKD                   93,514,462      12,041,166             14,064
        5/28/04                 JPY                  266,356,076       2,444,559             21,958
        5/28/04                 NOK                   27,419,200       3,888,677             72,319
        5/28/04                 NZD                    4,652,067       3,154,904             (9,734)
        5/28/04                 SGD                   10,413,005       6,123,258             76,673
                                                                                     --------------
                                                                                     $  (7,248,798)
                                                                                     ==============

     CURRENCY ABBREVIATIONS:

        AUD  Australian Dollar
        CAD  Canadian Dollar
        CHF  Swiss Franc
        DKK  Danish Krona
        EUR  Euro
        GBP  British Pound
        HKD  Hong Kong Dollar
        JPY  Japanese Yen
        NOK  Norwegian Krone
        NZD  New Zealand Dollar
        SEK  Swedish Krona
        SGD  Singapore Dollar

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     FUTURES CONTRACTS

                                                                            NET UNREALIZED
      NUMBER OF                                                              APPRECIATION
      CONTRACTS         TYPE           EXPIRATION DATE    CONTRACT VALUE    (DEPRECIATION)
      -----------   --------------   -------------------  ----------------  ---------------
         Buys

          29              DAX            March 2004           $  3,627,121  $      (28,202)
         534             MSCI            March 2004             14,467,957          74,443
         720            TOPIX            March 2004             71,466,228       5,470,821
                                                                            --------------
                                                                            $    5,517,062
                                                                            ==============

        Sales

          38            IBEX 35          March 2004              3,897,834  $      (23,857)
         773            SPI 200          March 2004             50,128,105      (1,567,670)
                                                                            --------------
                                                                            $   (1,591,527)
                                                                            ==============

     At February 29, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

     REPORT OF INDEPENDENT AUDITORS

     TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
     GMO INTERNATIONAL SMALL COMPANIES FUND

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Small Companies Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Boston, Massachusetts
     April 22, 2004

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

During the year ended February 29, 2004, the Fund paid foreign taxes of $2,424,155 and recognized foreign source income of $24,338,036.

The Fund's distributions to shareholders included:
       $13,215,268 from short-term capital gains,
       $16,819,432 from long-term capital gains, all of which were subject to the 15% rate gains category.

For taxable, non-corporate shareholders, 57.86% of the Fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                              NUMBER OF
                                                                            PORTFOLIOS IN
                                                           PRINCIPAL           FUND             OTHER
                                    TERM OF OFFICE(1)     OCCUPATION(S)       COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)      AND LENGTH OF       DURING PAST        OVERSEEN BY      HELD BY
     AND DOB       HELD WITH TRUST    TIME SERVED          FIVE YEARS          TRUSTEE        TRUSTEE
----------------   ---------------  -----------------    ----------------   -------------   -------------
Jay O. Light       Trustee          Since May 1996       Professor of
c/o GMO Trust                                            Business                 41              *(2)
40 Rowes Wharf                                           Administration
Boston, MA 02110                                         and Senior
DOB: 10/03/1941                                          Associate Dean,
                                                         Harvard
                                                         University.

Donald W.          Trustee          Since                Advisory
Glazer, Esq.                        December 2000        Counsel, Goodwin         41              None
c/o GMO Trust                                            Procter LLP;
40 Rowes Wharf                                           Secretary and
Boston, MA 02110                                         Consultant,
DOB: 07/26/1944                                          Provant, Inc.
                                                         (provider of
                                                         performance
                                                         improvement
                                                         training services
                                                         and products)
                                                         (1998 - present);
                                                         Consultant -
                                                         Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                              NUMBER OF
                                                                            PORTFOLIOS IN
                                                           PRINCIPAL           FUND             OTHER
                                    TERM OF OFFICE(1)     OCCUPATION(S)       COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)      AND LENGTH OF      DURING PAST FIVE   OVERSEEN BY      HELD BY
     AND DOB       HELD WITH TRUST    TIME SERVED           YEARS              TRUSTEE        TRUSTEE
----------------   ---------------  -----------------    ----------------   -------------   -------------
R. Jeremy          Chairman of      Since September      Chairman,
Grantham(3)        the Board of     1985.                Grantham,               41               None
c/o GMO Trust      Trustees         President from       Mayo, Van
40 Rowes Wharf                      February 2002 -      Otterloo & Co.
Boston, MA 02110                    October 2002;        LLC
DOB: 10/06/1938                     President
                                    Quantitative from
                                    September 1985 -
                                    February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                               TERM OF OFFICE(4)
  NAME, ADDRESS, AND       POSITION(S) HELD      AND LENGTH OF         PRINCIPAL OCCUPATION(S)
          DOB                 WITH TRUST          TIME SERVED          DURING PAST FIVE YEARS
------------------------  ----------------    -------------------    --------------------------
Scott Eston               President and       President and Chief    Chief Financial Officer
c/o GMO Trust             Chief Executive     Executive Officer      (1997-present), Chief
40 Rowes Wharf            Officer             since October 2002;    Operating Officer (2000 -
Boston, MA 02110                              Vice President from    present) and Member,
DOB: 01/20/1956                               August 1998 -          Grantham, Mayo, Van
                                              October 2002.          Otterloo & Co. LLC.

Susan Randall Harbert     Chief Financial     Chief Financial        Member, Grantham, Mayo, Van
c/o GMO Trust             Officer and         Officer since          Otterloo & Co. LLC.
40 Rowes Wharf            Treasurer           February 2000;
Boston, MA 02110                              Treasurer since
DOB: 04/25/1957                               February 1998.

Brent Arvidson            Assistant           Since September 1998.  Senior Fund Administrator,
c/o GMO Trust             Treasurer                                  Grantham, Mayo, Van
40 Rowes Wharf                                                       Otterloo & Co. LLC.
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.    Vice President      Vice President since   General Counsel, Anti-Money
c/o GMO Trust             and Clerk           February 1997; Clerk   Laundering Reporting
40 Rowes Wharf                                since March 2001 -     Officer (July 2002 -
Boston, MA 02110                              present and May 1999   February 2003) and Member,
DOB: 07/20/1965                               - August 1999.         Grantham, Mayo, Van
                                                                     Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.  Vice President      Vice President since   Associate General Counsel,
c/o GMO Trust             and Secretary       August 1999;           Grantham, Mayo, Van
40 Rowes Wharf                                Secretary              Otterloo & Co. LLC (June
Boston, MA 02110                              since March 2001.      1999 - present);
DOB: 02/18/1945                                                      Associate/Junior Partner,
                                                                     Hale and Dorr LLP (1991 -
                                                                     1999).

Julie Perniola            Vice President and  Since February 2003.   Anti-Money Laundering
c/o GMO Trust             Anti-Money                                 Reporting Officer (February
40 Rowes Wharf            Laundering                                 2003 - present) and
Boston, MA 02110          Compliance Officer                         Compliance Officer,
DOB: 10/07/1970                                                      Grantham, Mayo, Van
                                                                     Otterloo & Co. LLC.

William L. Nemerever      Vice President      Vice President since   Member, Grantham, Mayo, Van
c/o GMO Trust                                 February 2004.         Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the Emerging Markets Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The Class III shares of the GMO Emerging Markets Fund returned +82.1% for the fiscal year ended February 29, 2004, as compared to +75.4% for the S&P/IFC Investable Composite. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in emerging markets equities throughout the fiscal year.

Country selection added 3.2% to performance during the period. The Fund's three largest overweights - Brazil (+5.8%), Indonesia (+3.4%), and Thailand (+3.4%) - were the best contributors to performance. Each market moved up in excess of 110% for the period, contributing a total of 4% to performance.

Stock selection added 3.5% during the fiscal year. Stock selection was particularly successful in Brazil, China, Korea, and South Africa. Stock selection in Poland, Russia, and Taiwan subtracted from performance.

For the period, the value, momentum, and reversal models all outperformed, with the macroeconomic model the only laggard.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

EMERGING MARKETS FUND-III
As Of: 2/29/2004

             GMO EMERGING MARKETS FUND  S&P/IFC INVESTABLE COMPOSITE INDEX
 2/28/1994           4,960,000                       5,000,000
 3/31/1994           4,547,005                       4,495,675
 6/30/1994           4,502,025                       4,352,420
 9/30/1994           5,452,205                       5,395,485
12/31/1994           4,784,865                       4,486,450
 3/31/1995           3,988,085                       3,826,525
 6/30/1995           4,453,570                       4,161,165
 9/30/1995           4,489,440                       4,146,825
12/31/1995           4,183,180                       4,108,550
 3/31/1996           4,574,290                       4,417,505
 6/30/1996           4,897,380                       4,609,230
 9/30/1996           4,666,180                       4,505,730
12/31/1996           4,670,000                       4,494,005
 3/31/1997           5,177,890                       4,922,295
 6/30/1997           5,832,120                       5,219,420
 9/30/1997           5,978,590                       4,748,485
12/31/1997           4,665,285                       3,831,555
 3/31/1998           4,870,890                       4,100,500
 6/30/1998           3,495,290                       3,230,450
 9/30/1998           2,779,865                       2,528,850
12/31/1998           3,317,910                       2,987,690
 3/31/1999           3,676,325                       3,313,990
 6/30/1999           4,941,020                       4,101,375
 9/30/1999           4,485,320                       3,972,950
12/31/1999           5,896,965                       4,993,745
 3/31/2000           5,999,790                       5,060,700
 6/30/2000           5,228,610                       4,542,510
 9/30/2000           4,812,170                       3,952,750
12/31/2000           4,257,530                       3,407,880
 3/31/2001           4,334,845                       3,241,550
 6/30/2001           4,664,725                       3,476,580
 9/30/2001           3,870,540                       2,698,675
12/31/2001           4,673,945                       3,467,980
 3/31/2002           5,621,365                       3,916,220
 6/30/2002           5,210,815                       3,607,375
 9/30/2002           4,337,255                       3,042,430
12/31/2002           4,711,290                       3,331,700
 3/31/2003           4,535,215                       3,116,995
 6/30/2003           5,580,980                       3,901,635
 9/30/2003           6,448,970                       4,456,110
12/31/2003           8,015,390                       5,235,765
 2/29/2004           8,500,745                       5,675,530

Average Annual Returns
Inception                     12/9/1993

   1YR              5YR            10YR(ITD)
  79.19            21.15             5.45

EMERGING MARKETS FUND-IV
As Of: 2/29/2004
Average Annual Returns
Inception                      1/9/1998

   1YR              5YR            10YR(ITD)
  79.07            21.16             11.95

EMERGING MARKETS FUND-V
As Of: 2/29/2004
Average Annual Returns
Inception                      8/4/2003

   1YR              5YR            10YR(ITD)
  N/A              N/A               45.47

EMERGING MARKETS FUND-VI
As Of: 2/29/2004
Average Annual Returns
Inception                     6/30/2003

   1YR              5YR            10YR(ITD)
  N/A              N/A               50.89

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 80 bp on the purchase and 80 bp on the redemption. Transaction fees are retained by the Fund to cover trading costs. Performance for Class IV, V and VI shares may vary due to different shareholder servicing fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 79.2%

                  ARGENTINA -- 2.0%
        670,100   BBVA Banco Frances SA ADR *                                                    5,890,179
      4,352,320   Grupo Financiero Galicia SA ADR *                                             35,776,070
      4,145,600   Petrobras Energia Participaciones SA ADR *                                    55,343,760
      2,416,450   Telecom Argentina SA ADR *                                                    25,082,751
        586,898   Tenaris SA ADR                                                                20,336,016
                                                                                           ---------------
                                                                                               142,428,776
                                                                                           ---------------

                  BRAZIL -- 5.0%
      5,354,890   Banco do Brasil SA                                                            39,805,448
          4,500   Brasil Telecom Participacoes SA ADR                                              171,540
  2,175,758,595   Companhia Siderurgica Nacional SA                                            138,949,733
    568,601,498   Compania Saneamento Basico SAO PA                                             29,850,358
  2,205,511,000   Electrobas (Centro)                                                           24,686,578
      1,757,600   Petroleo Brasileiro SA (Petrobras)                                            54,493,143
        200,000   Petroleo Brasileiro SA (Petrobras) ADR                                         6,240,000
      2,843,204   Souza Cruz (Registered)                                                       29,871,946
     81,705,224   Tele Centro Oeste Celular Participacoes SA *                                     561,066
  1,153,393,688   Tele Norte Leste Participacoes SA                                             13,266,503
        276,250   Vale Do Rio Doce                                                              15,982,189
                                                                                           ---------------
                                                                                               353,878,504
                                                                                           ---------------

                  CHILE -- 0.8%
        376,000   Banco Santander Chile SA ADR                                                  10,358,800
        560,300   Compania de Telecommunicaciones de Chile ADR                                   8,785,504
         84,800   Cristalerias de Chile SA ADR                                                   2,335,392
          1,300   Embotelladora Andina SA ADR                                                       15,600
      3,246,381   Enersis SA ADR                                                                23,276,552
        227,000   Masisa SA ADR                                                                  2,905,600
        707,200   Quinenco SA ADR                                                                6,902,272
         72,900   Sociedad Quimica y Minera de Chile ADR                                         3,056,697
                                                                                           ---------------
                                                                                                57,636,417
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  CHINA -- 11.9%
      9,274,000   Aluminum Corp of China Ltd                                                     7,506,080
     36,944,000   Angang New Steel Co Class H                                                   22,070,004
     32,364,000   Brilliance China Automotive Holdings Ltd                                      15,384,007
     71,755,000   China Eastern Airlines Corp Ltd Class H *                                     15,763,542
     49,302,000   China Everbright Ltd                                                          33,886,277
      4,188,000   China Insurance International Holdings Co Ltd                                  2,474,971
      6,916,000   China Life Insurance Co Ltd *                                                  4,931,210
     35,505,000   China Mobile Ltd                                                             124,981,468
        284,800   China Mobile Ltd ADR                                                           5,021,024
    128,495,000   China Petroleum & Chemical Corp Class H                                       54,063,365
      9,015,000   China Resources Enterprise Ltd                                                12,681,931
        733,900   China Telecom Corp Ltd ADR                                                    28,255,150
     19,794,000   China Unicom                                                                  25,429,575
        398,800   China Unicom ADR                                                               5,092,676
     11,928,940   Chongqing Changan Automobile Co Ltd Class B                                   15,892,278
     13,594,000   CNOOC Ltd                                                                     27,506,375
         52,000   CNOOC Ltd ADR                                                                  2,120,560
     14,341,000   Cosco Pacific Ltd                                                             21,924,613
     57,161,557   Denway Motors Ltd                                                             66,459,669
     45,600,000   First Pacific Co *                                                            11,306,487
     86,908,000   Guangdong Investments Ltd *                                                   16,859,405
     30,310,000   Guangshen Railway Co Class H                                                   9,053,457
     36,774,000   Huadian Power International Corp Ltd Class H                                  14,409,412
     18,299,000   Huaneng Power International Inc Class H                                       34,440,585
     51,252,000   Maanshan Iron & Steel Co Ltd Class H                                          19,753,207
    289,347,000   PetroChina Co Ltd Class H                                                    155,196,172
      1,730,000   PICC Property & Casualty Co Ltd *                                                755,667
     10,043,000   Shanghai Industrial Holdings Ltd                                              26,320,805
     32,162,000   Sinopec Shanghai Petrochemical Co Ltd Class H                                 14,771,501
     29,094,000   Sinopec Yizheng Chemical Fibre Co Ltd                                          6,765,308
     24,948,000   TCL International Holdings Ltd                                                11,378,097
      7,700,000   Top Form International Ltd                                                     1,256,319
      1,728,000   Weiqiao Textile Co                                                             3,019,174
     15,702,000   Yanzhou Coal Mining Co Ltd Class H                                            18,054,420
      8,500,000   Yip's Chemical Holdings Ltd                                                    2,020,209
     14,143,918   Zhejiang Southeast Electric Power Co Class B                                  12,036,474
                                                                                           ---------------
                                                                                               848,841,474
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  CZECH REPUBLIC -- 0.0%
          3,165   Ceski Telecom AS                                                                  38,932
          7,978   CEZ AS                                                                            54,784
            300   Komercni Banka AS                                                                 33,693
          4,600   Komercni Banka AS GDR                                                            170,660
                                                                                           ---------------
                                                                                                   298,069
                                                                                           ---------------

                  EGYPT -- 0.6%
      2,424,088   Commercial International Bank                                                  8,913,845
        199,916   Eastern Tobacco Co                                                             2,438,591
      1,216,273   Egyptian International Pharmaceuticals Industries Co                           1,845,190
      1,266,457   MobiNil-Egyptian Mobile Services Co                                           16,266,796
        732,260   Orascom Telecommunications *                                                  11,829,498
                                                                                           ---------------
                                                                                                41,293,920
                                                                                           ---------------

                  HUNGARY -- 0.0%
             50   Gedeon Richter Rt                                                                  5,687
            100   OTP Bank Rt *                                                                      1,641
                                                                                           ---------------
                                                                                                     7,328
                                                                                           ---------------

                  INDIA -- 5.2%
        275,000   Amtek Auto Ltd                                                                 2,371,560
        343,000   Aptech Ltd *                                                                   2,761,592
        202,200   Bajaj Auto Ltd                                                                 4,049,141
      3,796,000   Bank of Baroda                                                                18,965,314
        741,395   Bharat Electronics Ltd                                                         8,475,193
        129,838   Bharat Heavy Electricals Ltd                                                   1,667,931
      1,752,613   Bharat Petrol Corp                                                            17,981,379
      2,209,206   Bharti Televentures *                                                          7,018,081
        866,384   Bombay Dyeing & Manufacturing Co Ltd                                           2,681,414
     11,000,000   Centurion Bank Ltd *(a)(b)                                                       972,698
            900   Cipla Ltd                                                                         23,836
          3,000   Cipla Ltd (Shares Under Objection) *(b)                                                1
      1,059,036   Crompton Greaves Ltd                                                           3,292,880
        239,963   Divi's Laboratories Ltd                                                       10,158,708
        700,000   D-Link India Ltd                                                               3,052,393

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  INDIA -- CONTINUED
        133,200   e-Serve International Ltd                                                      2,090,682
        603,950   GAIL India Ltd                                                                 2,694,310
        203,900   Galaxy Entertainment Corp Ltd *                                                  101,420
        487,278   Gammon India Ltd                                                               4,653,567
        187,092   Geodesic Information Systems Ltd                                               1,354,954
        524,000   Grasim Industries Ltd                                                         12,452,747
          1,318   Great Eastern Shipping Co                                                          4,137
            200   HCL Infosystems Ltd (Shares Under Objection) (b)                                      --
        468,050   Hero Honda Motors Ltd                                                          5,142,497
        380,000   Hindustan Petroleum Corp                                                       3,839,063
        608,100   Hughes Software Systems                                                        8,845,580
        439,964   ICICI Bank Ltd                                                                 2,645,522
      1,123,746   Indian Oil Corp Ltd                                                           11,298,324
      4,018,000   Indian Overseas Bank                                                           3,557,442
        350,000   ING Vysya Bank Ltd                                                             4,107,771
        196,995   Ipca Laboratories Ltd                                                          2,835,056
        150,800   ITC Ltd                                                                        3,687,074
            100   ITC Ltd (Shares Under Objection) *(b)                                                 --
      2,934,900   Jain Irrigation Systems Ltd *                                                  4,314,598
     14,338,075   Jaiprakash Industries Ltd                                                     39,304,107
        803,541   Jindal Steel & Power Ltd                                                       9,539,107
      2,299,000   KEC International Ltd *                                                        3,913,408
        468,000   Larsen & Toubro Ltd                                                            5,886,858
        350,000   Lupin Ltd                                                                      5,226,594
        477,050   Maharashtra Seamless Ltd                                                       1,867,703
             87   Mahindra GESCO Developers Ltd *                                                       39
      1,084,000   Maruti Udyog Ltd *                                                            12,027,404
         21,500   Mastek Ltd                                                                       112,027
         21,275   NIIT Ltd *                                                                        87,433
        164,000   Oil & Natural Gas Corp Ltd                                                     2,610,368
      1,430,920   Omax Autos Ltd                                                                 2,364,569
        358,000   Patni Computer Systems Ltd *                                                   1,991,219
            160   Reliance Energy Ltd                                                                2,625
            900   Reliance Energy Ltd (Shares Under Objection) *(b)                                     --
        139,472   Reliance Energy Ltd GDR                                                        6,736,498
      2,117,968   Reliance Industries Ltd                                                       26,013,994

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  INDIA -- CONTINUED
          7,133   Reliance Industries Ltd (Shares Under Objection) *(b)                                  2
        179,500   Reliance Industries Ltd GDR 144A                                               5,266,530
      2,382,199   Sakthi Sugars Ltd *                                                            1,516,687
        593,900   SAW Pipes Ltd                                                                  3,387,337
        910,000   Shasun Chemicals & Drugs Ltd (a)                                               6,638,665
         83,772   Shaw Wallace & Co Ltd *                                                          120,375
        720,490   Sintex Industries Ltd                                                          1,842,836
        647,400   State Bank of India GDR                                                       24,601,200
        192,040   Sterlite Industries India                                                      2,649,333
        711,000   Tata Iron & Steel Co Ltd                                                       6,755,561
      1,520,000   Tata Power Co Ltd                                                             11,722,162
        312,246   Thermax Ltd                                                                    2,277,908
        524,492   Thermax Ltd (Preference Shares) *                                                114,209
        970,442   Uniphos Enterprises Ltd *                                                        275,675
        970,442   United Phosphorous Ltd *                                                      10,254,698
        206,046   Venky's (India) Ltd                                                              302,908
      5,241,000   Vijaya Bank India *                                                            6,534,595
      1,900,000   Welspun India Ltd *                                                            3,433,735
      9,420,800   Welspun-Gujarat Stahl Ltd *                                                    6,831,043
          2,100   Wockhardt Ltd                                                                     35,840
                                                                                           ---------------
                                                                                               369,342,117
                                                                                           ---------------

                  INDONESIA -- 4.8%
     72,718,692   Astra International Tbk                                                       46,443,635
    110,838,000   Bank Central Asia Tbk                                                         47,848,457
     72,657,000   Bank NISP Tbk PT                                                               3,523,284
     10,686,000   Bank Rakyat Indonesia *                                                        1,958,995
     10,018,400   Bimantara Citra Tbk PT                                                         4,236,047
    180,959,000   Bumi Resources Tbk PT                                                         12,841,561
      8,207,000   Ciputra Surya Tbk PT *                                                         1,019,202
      7,514,500   Gudang Garam                                                                  12,531,573
     48,065,500   HM Sampoerna Tbk                                                              27,713,698
     28,275,800   Indah Kiat Pulp & Paper *                                                      2,675,416
    101,622,500   Indofood Sukses Makmur Tbk                                                    10,216,337
        186,900   Indonesian Satellite Corp Tbk PT ADR                                           4,029,564

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  INDONESIA -- CONTINUED
      3,873,000   Indonesian Satellite Corp Tbk PT Class A *                                     8,359,817
      3,593,000   International Nickel                                                          19,123,004
     11,586,000   Limas Stokhomindo Tbk PT *                                                     1,575,860
     57,307,000   Mayora Indah Tbk                                                               6,100,095
     56,454,000   PT Bank Mandiri                                                                9,347,794
     29,868,000   PT Indo-Rama Synthetics Tbk                                                    1,942,921
    118,105,500   PT Matahari Putra Prima Tbk                                                    9,428,884
    121,676,780   Telekomunikasi Indonesia Tbk PT                                              105,055,055
        301,969   Telekomunikasi Indonesia Tbk PT ADR                                            5,199,906
                                                                                           ---------------
                                                                                               341,171,105
                                                                                           ---------------

                  ISRAEL -- 0.0%
          9,300   Bank Leumi Le-Israel                                                              17,216
          2,000   Check Point Software Technologies *                                               46,040
          3,300   Machteshim Agan Industries                                                        12,159
          1,600   Teva Pharmaceutical Industries ADR                                               104,000
                                                                                           ---------------
                                                                                                   179,415
                                                                                           ---------------

                  LEBANON -- 0.0%
         12,059   Banque Libanaise pour le Commerce Sal *(b)                                        70,907
                                                                                           ---------------

                  MALAYSIA -- 1.0%
     26,774,000   Arab-Malaysian Corp Berhad *                                                  11,132,347
      1,458,100   Astro All Asia Networks Plc *                                                  1,826,462
      7,238,000   Berjaya Sports Toto                                                            8,685,600
      6,445,000   Commerce Asset Holdings Berhad                                                 8,904,276
      1,311,000   Edaran Otomobil Berhad                                                         3,156,750
      4,805,000   Highlands and Lowlands Berhad                                                  4,248,632
            400   Hong Leong Credit Berhad                                                             584
      5,557,600   IJM Corp Berhad                                                                6,844,623
      3,024,000   Malaysian International Shipping (Foreign Registered)                         10,345,263
        282,667   OYL Industries Berhad                                                          2,901,056
      3,491,700   Saship Holdings *(b) (c)                                                           9,189

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  MALAYSIA -- CONTINUED
     14,079,000   Tan Chong International Ltd                                                    2,622,680
      4,591,000   Telekom Malaysia Berhad                                                       12,202,395
                                                                                           ---------------
                                                                                                72,879,857
                                                                                           ---------------

                  MEXICO -- 3.0%
      8,926,900   Alfa SA de CV Class A                                                         33,079,028
        835,510   America Movil SA de CV Class L ADR                                            29,794,287
      4,456,000   Carso Global Telecom Class A *                                                 6,524,217
         71,397   Cemex SA de CV ADR (Participating Certificates)                                2,059,803
        605,129   Cemex SA de CV CPO                                                             3,554,918
      1,463,334   Consorcio ARA SA de CV *                                                       4,496,666
      5,095,900   Corporacion GEO SA de CV Series B *                                           36,476,595
      4,640,000   Grupo Cementos de Chihuahua SA de CV                                           6,814,587
      6,090,900   Grupo Financiero Banorte SA de CV                                             22,267,333
      8,232,755   Grupo Financiero Serfin SA de CV Class B *(b) (c)                                  7,441
      4,527,000   Grupo Televisa SA (Participating Certificates)                                 9,884,976
      3,034,349   Hylsamex SA de CV *                                                            2,454,465
      1,618,400   Telefonos de Mexico Class L ADR                                               54,977,048
      1,648,000   Wal-Mart de Mexico SA de CV Class V                                            5,049,230
                                                                                           ---------------
                                                                                               217,440,594
                                                                                           ---------------

                  PHILIPPINES -- 1.3%
    166,821,254   Ayala Land Inc                                                                16,291,138
      4,192,200   Bank of the Philippine Islands                                                 3,386,809
     18,507,528   First Philippine Holdings *                                                    7,722,424
        216,212   Globe Telecom Inc                                                              3,397,507
      2,473,367   Philippine Long Distance Telephone *                                          42,598,828
        278,900   Philippine Long Distance Telephone ADR *                                       4,864,016
         50,000   Philippine Long Distance Telephone GDR 144A *                                  2,437,500
      6,831,851   San Miguel Corp Class B                                                        8,491,292
     60,554,199   SM Prime Holdings                                                              6,558,605
                                                                                           ---------------
                                                                                                95,748,119
                                                                                           ---------------

                  POLAND -- 0.6%
        319,400   Bank Pekao SA                                                                 10,154,511
        335,500   BRE Bank SA *                                                                  8,106,441

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  POLAND -- CONTINUED
        602,600   KGHM Polska Miedz SA *                                                         4,889,156
      3,126,400   Polski Koncern Naftowy Orlen                                                  22,662,275
                                                                                           ---------------
                                                                                                45,812,383
                                                                                           ---------------

                  RUSSIA -- 0.7%
          1,027   AO Mosenergo ADR                                                                   8,216
      2,649,789   Chelyabinsk Pipe Works *                                                       1,020,169
          7,500   Cherepovets MK Severstal                                                       1,305,000
         17,100   Dalmoreproduct *                                                                  23,940
     19,368,800   Energomachexport Power Machin *                                                1,138,885
        124,350   Lukoil ADR                                                                    13,927,200
         37,000   Lukoil ADR 144A                                                                4,144,000
        104,079   MMC Norilsk Nickel ADR                                                         7,363,589
        785,700   North-West Telecom (b)                                                           515,202
         24,203   OAO Gazprom ADR                                                                  778,126
        350,000   Onaco Oil Co *                                                                   787,500
         40,000   Orenburgneft *                                                                   922,000
            200   Rostelecom ADR                                                                     2,866
        135,000   Russia Petroleum *                                                               675,000
         10,000   Seversky Tube Works ADR *                                                        198,750
          6,375   Severstal-Auto *                                                                  51,000
          6,375   Severstal-Resursources *                                                          57,375
      8,896,214   Sibirtelecom (b)                                                                 461,292
        116,810   Sun Interbrew Ltd Class A GDR *                                                  642,455
        718,000   Sun Interbrew Ltd Class B GDR *                                                5,744,000
         37,000   Trade House GUM ADR *                                                            140,600
          2,400   Udmurtneft *                                                                     484,800
         94,000   United Heavy Machinery ADR 144A *                                                916,500
        641,380   United Heavy Machinery Uralmash-Izhora Group ADR *                             6,253,455
          7,981   Yukos Corp ADR                                                                   404,637
                                                                                           ---------------
                                                                                                47,966,557
                                                                                           ---------------

                  SOUTH AFRICA -- 5.2%
      5,141,140   ABSA Group Ltd                                                                36,088,074
      2,252,800   AECI Ltd                                                                      12,365,591
      5,685,030   African Bank Investments Ltd                                                   9,273,484

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  SOUTH AFRICA -- CONTINUED
      4,862,890   Foschini Ltd                                                                  14,073,612
             48   Impala Platinum Holdings Ltd                                                       3,983
     15,241,376   Iscor Ltd                                                                     78,824,827
      9,312,400   MTN Group Ltd *                                                               41,651,342
      1,195,000   Naspers Ltd Class N                                                            7,455,837
        463,416   Nedcor Ltd                                                                     4,458,938
      5,010,000   Old Mutual Plc                                                                 8,857,791
      2,793,200   Premier Group Ltd * (b)                                                            4,199
      5,997,770   Remgro Ltd                                                                    66,050,763
     27,979,257   Sanlam Ltd                                                                    38,489,093
      1,912,410   Sasol Ltd                                                                     28,694,057
      1,370,000   Standard Bank Investment Corp                                                  8,300,534
      1,225,200   Tongaat-Hulett Group                                                           7,782,410
      2,203,000   Venfin Ltd                                                                     6,789,672
                                                                                           ---------------
                                                                                               369,164,207
                                                                                           ---------------

                  SOUTH KOREA -- 14.7%
         42,380   Amorepacific Corp                                                              6,126,361
      1,164,700   Cheil Industries Inc                                                          15,747,219
      6,970,200   Chohung Bank *                                                                24,537,949
        777,191   Clover Hitech Co Ltd *                                                         5,154,838
        388,920   Daelim Industrial Co Ltd                                                      13,096,286
      4,065,000   Daesang Corp                                                                  12,582,143
      1,080,700   Daewoo Shipbuilding & Marine Engineering Co Ltd                               12,589,787
        535,200   Daibeck Advanced Materials Co Ltd                                             10,490,102
        582,104   Fine Tec Corp                                                                  2,766,974
        296,300   Hana Bank                                                                      6,424,872
      1,396,600   Hanaro Telecom Inc *                                                           3,924,969
         78,450   Hanil Cement Manufacturing                                                     4,356,110
        659,200   Hanjin Shipping                                                               11,771,429
        672,300   Hankook Tire Co Ltd                                                            5,579,633
      3,143,948   Hanwha Corp                                                                   15,185,055
        858,561   Hyosung Corp                                                                   7,884,744
        644,000   Hyundai Autonet Co Ltd                                                         1,530,595
        125,700   Hyundai Heavy Industries                                                       3,847,959

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  SOUTH KOREA -- CONTINUED
      1,139,990   Hyundai Industrial Development                                                12,553,461
        268,249   Hyundai Mipo Dockyard *                                                        3,980,395
        613,200   Hyundai Mobis                                                                 27,635,714
      1,164,300   Hyundai Motor Co                                                              49,502,551
      2,983,300   Jusung Engineering Co Ltd *                                                   18,670,993
      1,273,463   Kangwon Land Inc                                                              15,214,418
      3,628,700   KIA Motors Corp                                                               33,633,359
        108,530   Kookmin Bank *                                                                 4,531,312
      3,182,800   Korea Exchange Bank *                                                         21,678,765
        289,013   Korea Information Service Inc                                                  8,085,483
      1,538,200   Korean Air Lines *                                                            22,366,684
        902,300   KT Corp                                                                       33,375,893
      1,899,900   KT&G Corp                                                                     44,670,268
        576,000   KT&G Corp GDR 144A                                                             6,710,400
        567,110   LG Electronics Inc                                                            31,924,049
        617,300   LG Engineering & Construction Ltd                                             10,104,613
      1,132,860   LG Industrial Systems Co Ltd *                                                15,268,564
      2,742,390   LG International Corp                                                         17,722,929
      1,380,200   LG Investment & Securities Co Ltd                                             11,654,240
        254,776   POSCO                                                                         37,479,803
        753,500   Samsung Corp                                                                   7,432,483
        498,150   Samsung Electronics                                                          230,860,332
        379,600   Samsung SDI Co Ltd                                                            52,614,626
        236,000   Shinhan Financial Group Co Ltd                                                 4,344,728
      2,862,870   SK Corp                                                                      106,262,139
         11,600   SK Telecom Co Ltd                                                              2,347,619
        214,000   SK Telecom Co Ltd ADR                                                          5,352,140
        862,000   Ssangyong Motor Co *                                                           7,000,085
        366,800   Sungshin Cement Co Ltd                                                         6,004,167
        729,409   Taihan Electric Wire Co Ltd                                                    3,274,898
      4,729,300   Woori Finance Holdings Co Ltd                                                 35,550,180
                                                                                           ---------------
                                                                                             1,051,404,316
                                                                                           ---------------

                  SRI LANKA -- 0.0%
        333,600   Lanka Walltile Ltd                                                               111,668
                                                                                           ---------------


               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  TAIWAN -- 11.9%
     24,660,839   Acer Inc                                                                      38,815,591
     10,100,000   Advanced Semiconductor Engineering Inc *                                      11,385,400
     12,342,290   Ambassador Hotel *                                                             6,697,510
     25,349,431   Asustek Computer Inc                                                          66,499,032
     12,893,000   AU Optronics Corp                                                             21,452,901
     50,471,000   Benq Corp                                                                     69,453,422
      7,874,000   Cathay Financial Holding Co Ltd                                               15,462,359
     19,686,000   Cathay Real Estate Development Co Ltd *                                       11,921,967
      7,597,851   Chang Hwa Commercial Bank *                                                    5,170,776
     27,228,000   China Bills Finance Corp *                                                     9,346,743
     54,790,651   China Development Financial Holding Corp                                      30,553,324
      3,397,000   China Motor Corp Ltd                                                           6,823,535
     52,441,000   China Petrochemical Development Corp *                                        11,398,508
     66,932,165   China Steel Corp                                                              68,226,461
     22,240,956   Chinatrust Financial Holding Co                                               26,538,451
     13,797,000   Chunghwa Picture Tubes Ltd *                                                   8,066,002
      3,855,000   Chunghwa Telecom Co Ltd                                                        6,298,831
        845,220   Chunghwa Telecom Co Ltd ADR                                                   13,895,417
     17,437,000   Compeq Manufacturing Co Ltd *                                                 10,089,465
      5,949,000   Elitegroup Computer Systems                                                    6,099,709
     10,361,000   Far Eastern Textile Co Ltd                                                     7,455,074
        195,000   First Financial Holding Co Ltd *                                                 161,355
        403,200   First Financial Holding Co Ltd GDR *                                           6,713,280
      9,564,960   Formosa Chemicals & Fibre Co                                                  15,198,407
      3,828,812   GigaByte Technology Co Ltd                                                     7,231,754
      3,782,145   Hon Hai Precision Industry Co Ltd                                             16,781,816
     26,889,920   Inventec Co Ltd                                                               17,735,819
     16,841,000   Macronix International *                                                       5,200,489
      2,537,600   MediaTek Inc                                                                  28,757,692
      9,925,550   Mega Financial Holdings Co Ltd                                                 7,231,026
      6,343,000   Micro-Star International Co Ltd                                               10,459,152
        782,000   Mosel Vitelic Inc *                                                               84,167
     12,438,093   Nan Ya Plastic Corp                                                           16,817,808
     41,509,886   Orient Semiconductor Electronics Ltd *                                        10,018,126
     10,507,000   Prodisc Technology Inc *                                                      10,017,167
      5,648,000   Quanta Computer Inc                                                           14,308,380

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  TAIWAN -- CONTINUED
      2,589,000   Realtek Semiconductor Corp                                                     4,812,412
     18,648,000   Ritek Corp *                                                                  13,585,561
      7,658,000   Siliconware Precision Industries *                                             8,334,145
     32,006,850   Taiwan Cement Corp                                                            19,191,635
     19,482,141   Taiwan Semiconductor Manufacturing Co Ltd *                                   37,089,371
        119,016   Taiwan Semiconductor Manufacturing Co Ltd ADR *                                1,236,576
     23,932,000   Tatung Co *                                                                    9,686,164
     29,857,914   Teco Electric & Machinery                                                     13,158,787
     28,013,190   United Microelectronics Corp *                                                25,531,434
        741,764   United Microelectronics Corp ADR *                                             3,864,590
     52,475,000   Walsin Lihwa Corp *                                                           25,643,607
     12,492,000   Waterland Financial Holdings *                                                 4,569,102
     40,058,040   Yageo Corp *                                                                  21,497,194
     14,835,810   Yang Ming Marine Transport                                                    18,013,800
     24,322,000   Yieh Loong Enterprise Co Ltd *                                                12,687,837
     10,607,000   Yulon Motor Co Ltd                                                            15,550,361
                                                                                           ---------------
                                                                                               852,819,492
                                                                                           ---------------

                  THAILAND -- 4.1%
     20,004,900   Advanced Info Service Pcl (Foreign Registered) (b)                            44,296,928
     10,156,000   Bangkok Expressway Pcl (Foreign Registered) (b)                                6,526,826
     35,523,700   Bank of Ayudhya Pcl (Foreign Registered) *(b)                                 10,578,450
      4,051,700   Banpu Pcl (Foreign Registered) (b)                                            14,952,825
      4,325,400   Central Pattana Pcl (Foreign Registered) (b)                                   5,476,932
     35,132,000   Charoen Pokphand Foods Pcl (Foreign Registered) (b)                            5,722,698
      2,109,460   Electricity Generating Pcl (Foreign Registered)                                4,268,314
      1,612,300   Electricity Generating Pcl NVDR                                                3,098,209
     26,285,119   Golden Land Property (Foreign Registered) *                                    7,559,731
      5,075,226   Italian-Thai Development Pcl (Foreign Registered) (b)                         13,821,562
      8,095,200   Kasikornbank Pcl (Foreign Registered) *                                       10,507,895
      1,131,000   Kasikornbank Pcl NVDR *                                                        1,468,083
      3,957,060   Kiatnakin Finance & Securities (Foreign Registered) (b)                        4,557,317
     29,057,000   Krung Thai Bank Pcl (Foreign Registered) (b)                                   8,282,983
     12,869,250   Krungthai Card Pcl (Foreign Registered) (b)                                    9,498,810
     47,740,910   Loxley Pcl (Foreign Registered) *(b)                                           7,047,526
      3,649,000   National Petrochemical (Foreign Registered) (b)                               11,423,441

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  THAILAND -- CONTINUED
     13,610,900   PTT Public Pcl (Foreign Registered) (b)                                       55,773,859
      5,900,000   Regional Container Lines Plc (Foreign Registered) (b)                          2,913,209
     16,716,000   Saha Pathana International Holdings Pcl (Foreign Registered) (b)               5,658,509
      9,244,273   Sahaviriya Steel Industry (Foreign Registered) *(b)                            7,999,625
     42,939,166   Sansiri Pcl (Foreign Registered) *(b)                                          8,961,597
        340,109   Siam Cement Pcl (Foreign Registered)                                           2,285,283
      1,074,391   Siam Cement Pcl (Foreign Registered) NVDR                                      6,562,836
      4,874,300   Siam Commercial Bank Pcl (Foreign Registered) * (b)                            5,861,814
      3,108,050   Star Block Co Ltd (Foreign Registered) *(b) (c)                                      791
      4,833,000   Thai Airways International (Foreign Registered) (b)                            7,380,504
      4,694,000   Thai Petrochemical (Foreign Registered) *(b)                                   1,117,050
      4,669,800   Thai Union Frozen Products Pcl (Foreign Registered)                            3,209,076
      9,478,800   Thai-German Ceramic (Foreign Registered) (b)                                   1,869,705
     35,000,000   Univenture Plc (Foreign Registered) (b)                                        3,687,961
     25,622,000   Vanachai Group Pcl (Foreign Registered) (b)                                    8,934,116
                                                                                           ---------------
                                                                                               291,304,465
                                                                                           ---------------

                  TURKEY -- 5.9%
    515,993,600   Adana Cimento Class A                                                          1,923,320
 12,827,809,180   Akbank TAS                                                                    67,133,489
  1,131,503,625   Akcansa Cimento AS                                                             3,216,435
  3,031,064,505   Aksigorta AS                                                                  10,499,169
    395,563,300   Anadolu Isuzu Otomotiv Sanay *                                                 5,063,687
    262,055,000   Aselsan Askeri Elektroni                                                       2,071,971
     24,163,000   Brisa Bridgestone Sabanci                                                        955,239
    930,300,000   Carsi Buyuk Magazacilik AS *                                                   1,338,007
    480,492,000   Dogan Gazetecilik AS *                                                         2,478,441
  3,939,132,150   Dogan Sirketler Grubu Holdings AS *                                            9,195,263
  2,819,780,005   Dogan Yayin Holding AS *                                                      10,669,725
  2,989,144,700   Doktas Dokumculuk Ticaret *                                                    4,906,879
  1,254,281,425   Eregli Demir ve Celik Fabrikalari TAS *                                       39,196,295
 16,434,960,681   Finansbank *                                                                  18,192,313
  1,877,931,339   Ford Otomotive Sanayii AS *                                                   12,939,060
     78,619,000   Galatasaray Sportif Sinai ve Ticari Yatirimlar AS                              3,552,063
  1,466,524,000   Global Menkul Degerler AS *                                                    1,148,483

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  TURKEY -- CONTINUED
    722,740,862   Global Menkul Degerler AS (New Shares) *                                         549,675
  1,189,985,000   Haci Omer Sabanci Holding AS                                                   5,600,457
    164,742,000   Mardin Cimento Sanayii                                                           769,127
     42,150,000   Medya Holding AS *(b) (c)                                                             --
     58,823,000   Nortel Networks Netas Telekomunikasyon AS                                      1,793,924
  5,995,882,000   Tansas Perakende Magazacilik Ticaret AS *                                      6,862,757
  3,456,818,393   Tofas Turk Otomobil Fabrik *                                                   7,678,926
  3,644,442,687   Trakya Cam Sanayii                                                             9,879,513
  1,966,017,474   Tupras Turkiye Petrol Rafine                                                  16,284,783
    506,912,307   Turkcell Iletisim Hizmet AS *                                                  6,298,233
 18,071,536,668   Turkiye Garanti Bankasi Class C *                                             64,978,605
 22,638,014,387   Turkiye IS Bankasi Class C                                                   102,280,185
    123,975,000   Uzel Makina Sanayii AS *                                                         597,470
                                                                                           ---------------
                                                                                               418,053,494
                                                                                           ---------------

                  VENEZUELA -- 0.5%
      1,863,912   Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR                  34,538,289
                                                                                           ---------------

                  TOTAL COMMON STOCKS (COST $3,939,233,558)                                  5,652,391,473
                                                                                           ---------------

                  PREFERRED STOCKS -- 15.4%

                  BRAZIL -- 12.3%
  3,009,072,600   Banco Bradesco SA 1.23%                                                       15,084,106
    525,361,000   Banco Itau Holding Financeira SA                                              50,505,005
     25,598,000   Belgo Mineira (Registered)                                                     6,899,375
    904,428,638   Brasil Telecom Participacoes SA 2.19%                                          6,893,842
     78,305,000   Caemi Mineracao e Metalurgica SA *                                            37,640,172
  2,702,371,860   Centrais Electricas Brasileiras SA Class B 9.83%                              32,010,928
    127,210,000   Cia de Gas de Sao Paulo                                                        8,473,387
  1,818,313,000   Cia Energetica de Minas Gerais 2.88%                                          32,464,301
  3,303,788,000   Cia Paranaense de Energia *                                                   12,364,391
     18,540,000   Companhia de Bebidas das Americas 1.67%                                        4,958,853
        265,900   Compania Vale do Rio Doce Class A                                             13,329,236

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  BRAZIL -- CONTINUED
    282,411,000   Eletropaulo Metropolitana de Sao Paulo SA *                                    6,135,955
 11,278,698,123   Embratel Participacoes SA                                                     31,289,916
      1,638,863   Gerdau SA                                                                     35,056,194
     64,011,268   Investimentos Itau SA 2.68%                                                   76,923,412
      8,833,913   Petroleo Brasileiro SA (Petrobras) 3.01%                                     248,714,460
        521,700   Petroleo Brasileiro SA ADR 6.93%                                              14,659,770
     10,378,823   Sadia SA                                                                      15,323,241
  1,539,111,248   Siderurgica de Tubarao 3.50%                                                  50,725,936
 13,788,059,000   Tele Centro Oeste Celular Participacoes SA 6.78%                              46,630,861
        407,300   Tele Centro Oeste Celular SA ADR 2.38%                                         4,142,241
         89,232   Tele Norte Leste Participacoes ADR 4.11%                                       1,298,326
  2,206,592,060   Tele Norte Leste Participacoes SA 3.44%                                       32,426,486
    684,063,000   Telemar Norte Leste SA                                                        13,927,875
      5,412,151   Telepar Celular SA                                                               147,731
     13,963,698   Unipar, Class B 2.52%                                                         13,568,160
      5,755,000   Usinas Siderrurgicas de Minas Gerais SA 4.57%                                 65,700,858
                                                                                           ---------------
                                                                                               877,295,018
                                                                                           ---------------

                  INDIA -- 0.0%
      1,705,060   CBAY Systems Ltd Class E *(a)(b)                                               3,222,563
                                                                                           ---------------

                  RUSSIA -- 0.2%
        100,800   Red October 144A                                                                 413,280
         16,125   Transneft                                                                     14,512,500
                                                                                           ---------------
                                                                                                14,925,780
                                                                                           ---------------

                  SOUTH KOREA -- 2.9%
        325,700   Hyundai Motor Co 5.05%                                                         6,716,178
        367,600   LG Electronics Inc                                                             9,658,878
        678,453   Samsung Electronics (Non Voting) 4.08%                                       188,074,556
                                                                                           ---------------
                                                                                               204,449,612
                                                                                           ---------------

                  TOTAL PREFERRED STOCKS (COST $747,753,022)                                 1,099,892,973
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     UNITS        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  RIGHTS AND WARRANTS -- 1.2%

                  INDIA -- 1.2%
      4,331,067   Arvind Warrants, Expires 12/6/04 (Goldman Sachs) *(d)                          4,045,265
        500,000   Bank of Baroda Warrants, Expires 1/6/05 (Goldman Sachs) *(d)                   2,498,066
        966,000   Bank of Baroda Warrants, Expires 12/20/04 (Goldman Sachs) *(d)                 4,826,263
      1,380,000   Bank of Baroda Warrants, Expires 4/4/05 (JP Morgan Chase) *(d)                 7,089,780
      1,098,000   Bharat Heavy Electricals Ltd Warrants, Expires  8/3/04
                    (Goldman Sachs) *(d)                                                        14,105,180
        211,000   Bharat Heavy Electricals Ltd Warrants, Expires 10/29/04
                    (Goldman Sachs) *(d)                                                         2,710,558
        122,350   Bharat Heavy Electricals Ltd Warrants, Expires 4/4/05
                    (JP Morgan Chase) *(d)                                                       1,588,556
         39,607   Bharat Heavy Electricals Ltd Warrants, Expires 9/9/05
                    (Merrill Lynch) (d)                                                            508,801
         53,000   Bharat Heavy Industries Ltd Warrants, Expires 9/12/05
                    (Merrill Lynch) (d)                                                            543,767
        142,800   Bharat Petroleum Corp Ltd Warrants, Expires 4/4/05
                    (JP Morgan Chase) *(d)                                                       1,529,118
      2,000,000   CBAY Systems Ltd Warrants, Expires 12/31/05 *(a)(b)                                   --
          5,638   e-Serve International Ltd Warrants, Expires 10/10/05
                    (Merrill Lynch) *(d)                                                            88,493
      1,012,935   HROH Warrants, Expires 5/5/06 (Merrill Lynch) *(d)                            11,129,185
        354,315   Hughes Software Systems Warrants, Expires 7/8/05
                    (JP Morgan Chase) *(d)                                                       5,180,243
        294,128   ING Vysya Bank Ltd Warrants, Expires 1/25/05 (Goldman Sachs) *(d)              3,486,550
         94,361   Larsen Warrants, Expires 1/12/05 (Goldman Sachs) *(d)                          1,198,813
        900,000   Pantaln Warrants, Expires 1/18/05 (Goldman Sachs) *(d)                         5,465,856
         14,810   Ranbaxy Laboratories Ltd Warrants, Expires 4/4/05
                    (JP Morgan Chase) *(d)                                                         312,047
        488,000   Reliance Industries Ltd Warrants, Expires 1/5/05
                    (Goldman Sachs) *(d)                                                         6,053,811
        161,000   Reliance Industries Ltd Warrants, Expires 4/4/05
                    (JP Morgan Chase) *(d)                                                       2,012,092
         11,280   State Bank of India Warrants, Expires 12/23/05 (Merrill Lynch) (d)               145,853
        476,330   Uniphos Enterprises Ltd Warrants, Expires 1/28/09 (Merrill Lynch) *(d)           134,259
        476,330   United Phosphorus Ltd Warrants, Expires 1/28/09 (Merrill Lynch) *(d)           5,075,518
      1,823,406   Zee Telefilms Warrants, Expires 1/18/05 (Goldman Sachs) *(d)                   5,445,327
                                                                                           ---------------
                                                                                                85,173,401
                                                                                           ---------------

                  THAILAND -- 0.0%
      2,689,393   Telecomasia Corp Pcl Warrants, Expires 4/03/08 *(b)                                   --
                                                                                           ---------------

                  TOTAL RIGHTS AND WARRANTS (COST $44,734,501)                                  85,173,401
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES /
 PAR VALUE ($)    DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  PRIVATE EQUITY SECURITIES -- 0.9%

                  INDIA -- 0.0%
        524,200   U TV Software Comm Ltd *(a)(b)                                                   289,709
                                                                                           ---------------

                  POLAND -- 0.9%
     21,635,077   CHP Investors (Multimedia) *(a)(b)                                            37,047,906
     25,091,031   MHP Investors (Tri Media Holdings Ltd) *(a)(b)                                17,761,941
      9,204,400   Polimex Investment Partners (Polimex Construction) *(a)(b)                     4,623,370
                                                                                           ---------------
                                                                                                59,433,217
                                                                                           ---------------

                  RUSSIA -- 0.0%
        124,330   Divot Holdings NV *(a)(b)(c)                                                       1,243
         90,000   Divot Holdings NV *(a)(b)(c)                                                         900
         46,624   Divot Holdings NV, Convertible Securities *(a)(b)(c)                                 466
                                                                                           ---------------
                                                                                                     2,609
                                                                                           ---------------

                  SRI LANKA -- 0.0%
      1,591,169   Millenium Information Technology *(a)(b)                                         787,470
                                                                                           ---------------

                  TOTAL PRIVATE EQUITY SECURITIES (COST $65,609,989)                            60,513,005
                                                                                           ---------------

                  DEBT OBLIGATIONS -- 0.4%

                  UNITED STATES -- 0.4%
     17,412,003   U.S. Treasury Inflation Indexed Bond, 3.00%, due 7/15/12 (e)                  19,640,197
      1,681,669   U.S. Treasury Inflation Indexed Note, 4.25%, due 1/15/10 (e)                   2,009,791
      7,457,143   U.S. Treasury Inflation Indexed Note, 3.88%, due 1/15/09 (e)                   8,627,564
                                                                                           ---------------
                                                                                                30,277,552
                                                                                           ---------------

                  TOTAL DEBT OBLIGATIONS (COST $29,008,601)                                     30,277,552
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  INVESTMENT FUNDS -- 0.3%

                  INDIA -- 0.1%
            170   SPG Infinity Technology Fund I (a)(b)                                            766,360
      1,227,400   TDA India Technology Fund II LP *(a)(b)                                          702,613
         10,400   UTI Masterplus 1991 Units *                                                        6,736
            100   UTI Masterplus 1991 Units (Shares Under Objection) *(b)                               --
                                                                                           ---------------
                                                                                                 1,475,709
                                                                                           ---------------

                  KAZAKHSTAN -- 0.0%
        450,000   Kazakhstan Investment Fund *(a)                                                   72,000
                                                                                           ---------------

                  POLAND -- 0.0%
      1,749,150   The Emerging Europe Fund II LP *(a)                                              631,093
                                                                                           ---------------

                  ROMANIA -- 0.0%
          3,600   Romanian Investment Fund *(a)                                                  1,224,000
                                                                                           ---------------

                  RUSSIA -- 0.2%
      9,500,000   NCH Eagle Fund LP *(a)(b)                                                     15,166,780
                                                                                           ---------------

                  UKRAINE -- 0.0%
         16,667   Societe Generale Thalmann Ukraine Fund *(a)(b)                                   500,010
                                                                                           ---------------

                  TOTAL INVESTMENT FUNDS (COST $21,679,788)                                     19,069,592
                                                                                           ---------------

                  MUTUAL FUNDS -- 0.0%

                  UNITED STATES -- 0.0%
        133,320   GMO Alpha LIBOR Fund                                                           3,214,348
                                                                                           ---------------

                  TOTAL MUTUAL FUNDS (COST $3,412,995)                                           3,214,348
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

 PAR VALUE ($)    DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  CONVERTIBLE SECURITIES -- 0.0%

                  INDONESIA -- 0.0%
     26,000,000   APP Global Finance (VI) Mauritius Ltd, Zero Coupon, due 11/18/12 * (b)           682,500
                                                                                           ---------------

                  MALAYSIA -- 0.0%
        911,400   Berjaya Sports Toto Berhad, 8.00%, due 6/25/12                                 1,026,524
                                                                                           ---------------

                  RUSSIA -- 0.0%
         56,000   Lukinter Finance BV, 3.50%, due 11/29/07 *                                        86,912
                                                                                           ---------------

                  TOTAL CONVERTIBLE SECURITIES (COST $6,086,061)                                 1,795,936
                                                                                           ---------------

                  SHORT-TERM INVESTMENTS -- 1.4%

                  CASH EQUIVALENTS -- 1.4%
     68,800,000   ING Bank GC Time Deposit, 1.06%, due 3/01/04                                  68,800,000
     30,652,700   The Boston Global Investment Trust (f)                                        30,652,700
                                                                                           ---------------
                                                                                                99,452,700
                                                                                           ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $99,452,700)                               99,452,700
                                                                                           ---------------

                  TOTAL INVESTMENTS -- 98.8%
                  (Cost $4,956,971,215)                                                      7,051,780,980
                                                                                           ---------------
                  Other Assets and Liabilities (net)-- 1.2%                                     89,156,424
                                                                                           ---------------
                  TOTAL NET ASSETS -- 100.0%                                               $ 7,140,937,404
                                                                                           ===============

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

                  NOTES TO SCHEDULE OF INVESTMENTS:

                  144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
                  ADR -  American Depositary Receipt
                  Foreign Registered - Shares issued to foreigner investors in markets that have foreign ownership limits.
                  GDR -  Global Depository Receipt
                  NVDR - Non-Voting Depository Receipt
                  *  Non-income producing security.

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

Additional information on each restricted security is as follows:

                                                                                        VALUE AS A
                                                                                        PERCENTAGE
                                                        ACQUISITION       ACQUISITION   OF FUND'S      VALUE AS OF
ISSUER, DESCRIPTION                                         DATE             COST       NET ASSETS  FEBRUARY 29, 2004
--------------------------------------------------  -------------------  -------------  ----------  -----------------
CBAY Systems Ltd Class E                                   5/06/03         $ 3,444,220     0.05%         $  3,222,563
CBAY Systems Ltd Warrants, Expires 12/31/05                1/02/04                   0     0.00                     0
Centurion Bank Ltd                                         1/28/04             971,088     0.01               972,698
CHP Investors (Multimedia)                           12/13/99 - 3/05/01     22,825,006     0.52            37,047,906
Divot Holdings NV, Private Equity Securities               9/21/01             124,330     0.00                 1,243
Divot Holdings NV, Private Equity Securities               6/26/00           1,502,100     0.00                   900
Divot Holdings NV, Convertible Securities                  3/27/02              46,624     0.00                   466
Kazakhstan Investment Fund                                10/16/97           3,285,000     0.00                72,000
MHP Investors (Tri Media Holdings Ltd)                    11/27/01          26,147,396     0.25            17,761,941
Millenium Information Technology                          10/21/99           2,252,570     0.01               787,470
NCH Eagle Fund LP                                          1/21/97           9,500,000     0.21            15,166,779
Polimex Investment Partners (Polimex Construction)    7/07/99 - 9/21/01      9,707,005     0.06             4,623,370
Romanian Investment Fund                                   5/12/97           3,600,000     0.02             1,224,000
Shasun Chemicals & Drugs Ltd                              11/06/03           4,901,004     0.09             6,638,665
Societe Generale Thalmann Ukraine Fund                     7/15/97           1,123,189     0.01               500,010
SPG Infinity Technology Fund I                            12/23/99           1,190,000     0.01               766,360
TDA India Technology Fund II LP                      2/23/00 - 10/02/01      1,227,400     0.01               702,613
The Emerging Europe Fund II, LP                      12/05/97 - 3/17/00      1,749,150     0.01               631,093
U TV Software Comm Ltd                                     2/29/00           3,004,959     0.00               289,709

(a)  Direct placement securities are restricted as to resale.
(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
(c)  Bankrupt issuer.
(d)  Structured warrants with risks similar to equity swaps.
(e) All or a portion of this security is held as collateral for open swap contracts (Note 7).
(f)  Represents investment of security lending collateral (Note 2).

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
FEBRUARY 29, 2004

At February 29, 2004, industry sector diversification of the Fund's equity investments was as follows:

          INDUSTRY SECTOR
          --------------------------------------------------------------------
          Financials                                                      18.3%
          Energy                                                          14.5
          Information Technology                                          14.4
          Materials                                                       14.0
          Telecommunications Services                                     13.0
          Consumer Discretionary                                           8.6
          Industrials                                                      8.5
          Utilities                                                        3.9
          Consumer Staples                                                 3.3
          Health Care                                                      0.4
          Media                                                            0.2
          Miscellaneous                                                    0.9
                                                                        ------
                                                                         100.0%
                                                                        ------

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments in unaffiliated issuers, at value, including securities
    on loan of $29,664,950 (cost $4,953,558,220) (Note 2)                          $ 7,048,566,632
  Investments in affiliated issuers, at value (cost $3,412,995)
    (Notes 2 and 9)                                                                      3,214,348
  Cash                                                                                      16,884
  Foreign currency, at value (cost $71,159,486) (Note 2)                                71,130,323
  Receivable for investments sold                                                           29,933
  Receivable for Fund shares sold                                                       50,433,554
  Dividends and interest receivable                                                     33,314,651
  Foreign taxes receivable                                                               1,125,564
  Net receivable for open swap contracts (Notes 2 and 8)                                 3,560,592
  Receivable for expenses reimbursed by Manager (Note 3)                                   187,734
                                                                                   ---------------

      Total assets                                                                   7,211,580,215
                                                                                   ---------------

LIABILITIES:
  Payable for investments purchased                                                      2,979,196
  Payable upon return of securities loaned (Note 2)                                     30,652,700
  Payable for Fund shares repurchased                                                    7,700,000
  Accrued capital gain and repatriation taxes payable (Note 2)                          18,742,864
  Due to counterparty                                                                    1,821,095
  Payable to affiliate for (Note 3):
      Management fee                                                                     4,465,245
      Shareholder service fee                                                              682,457
      Trustees fee                                                                          12,380
  Accrued expenses                                                                       3,586,874
                                                                                   ---------------

      Total liabilities                                                                 70,642,811
                                                                                   ---------------
NET ASSETS                                                                         $ 7,140,937,404
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004 (CONTINUED)

NET ASSETS CONSIST OF:
  Paid-in capital                                                                  $ 5,100,104,311
  Distributions in excess of net investment income                                     (15,454,831)
  Accumulated net realized loss                                                        (28,562,205)
  Net unrealized appreciation                                                        2,084,850,129
                                                                                   ---------------
                                                                                   $ 7,140,937,404
                                                                                   ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                 $ 4,079,171,650
                                                                                   ===============
  Class IV shares                                                                  $ 1,799,735,580
                                                                                   ===============
  Class V shares                                                                   $   382,193,288
                                                                                   ===============
  Class VI shares                                                                  $   879,836,886
                                                                                   ===============

SHARES OUTSTANDING:
  Class III                                                                            258,558,099
                                                                                   ===============
  Class IV                                                                             114,253,154
                                                                                   ===============
  Class V                                                                               24,239,528
                                                                                   ===============
  Class VI                                                                              55,830,187
                                                                                   ===============

NET ASSET VALUE PER SHARE:
  Class III                                                                        $         15.78
                                                                                   ===============
  Class IV                                                                         $         15.75
                                                                                   ===============
  Class V                                                                          $         15.77
                                                                                   ===============
  Class VI                                                                         $         15.76
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $15,729,015)                              $   125,287,669
  Interest (including securities lending income of $123,965)                             4,262,770
  Dividends from affiliated issuers                                                         32,908
                                                                                   ---------------

      Total income                                                                     129,583,347
                                                                                   ---------------

EXPENSES:
  Management fee (Note 3)                                                               35,124,975
  Shareholder service fee (Note 3) - Class III                                           3,887,920
  Shareholder service fee (Note 3) - Class IV                                            1,391,266
  Shareholder service fee (Note 3) - Class V                                                80,373
  Shareholder service fee (Note 3) - Class VI                                              179,294
  Custodian fees                                                                         6,958,936
  Transfer agent fees                                                                       65,200
  Audit and tax fees                                                                       208,341
  Legal fees                                                                               230,694
  Trustees fees and related expenses (Note 3)                                               87,027
  Registration fees                                                                        286,691
  Miscellaneous                                                                             46,656
                                                                                   ---------------
    Total expenses                                                                      48,547,373
  Fees and expenses reimbursed by Manager (Note 3)                                        (709,377)
                                                                                   ---------------
    Net expenses                                                                        47,837,996
                                                                                   ---------------

      Net investment income                                                             81,745,351
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments in unaffiliated issuers (net of foreign capital gains tax and
      CPMF tax of $6,818,426 and $606,204, respectively) (Note 2)                      361,512,788
    Investments in affiliated issuers                                                      125,469
    Closed swap contracts                                                               25,955,068
    Foreign currency, forward contracts and foreign currency related transactions       (7,526,012)
                                                                                   ---------------

      Net realized gain                                                                380,067,313
                                                                                   ---------------

  Change in net unrealized appreciation (depreciation) on:
    Investments (net of foreign capital gains tax accrual of $13,734,012)
      (Note 2)                                                                       2,181,409,455
    Open swap contracts                                                                  4,513,177
    Foreign currency, forward contracts and foreign currency related transactions            7,889
                                                                                   ---------------

      Net unrealized gain                                                            2,185,930,521
                                                                                   ---------------

    Net realized and unrealized gain                                                 2,565,997,834
                                                                                   ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $ 2,647,743,185
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                             YEAR ENDED           YEAR ENDED
                                                                         FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                                                         -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                  $      81,745,351    $      21,466,584
  Net realized gain (loss)                                                     380,067,313          (50,725,570)
  Change in net unrealized appreciation (depreciation)                       2,185,930,521         (169,635,084)
                                                                         -----------------    -----------------

  Net increase (decrease) in net assets from operations                      2,647,743,185         (198,894,070)
                                                                         -----------------    -----------------

Distributions to shareholders from:
  Net investment income
    Class III                                                                  (59,919,466)         (14,313,177)
    Class IV                                                                   (27,150,683)         (12,715,508)
    Class V                                                                     (1,361,896)                  --
    Class VI                                                                    (8,877,816)                  --
                                                                         -----------------    -----------------
    Total distributions from net investment income                             (97,309,861)         (27,028,685)
                                                                         -----------------    -----------------

  Net share transactions (Note 7):
    Class III                                                                1,316,456,703          498,075,637
    Class IV                                                                    46,866,132          385,039,223
    Class V                                                                    311,518,061                   --
    Class VI                                                                   696,055,680                   --
                                                                         -----------------    -----------------
  Increase in net assets resulting from net share transactions               2,370,896,576          883,114,860
                                                                         -----------------    -----------------

    Total increase in net assets                                             4,921,329,900          657,192,105

NET ASSETS:
  Beginning of period                                                        2,219,607,504        1,562,415,399
                                                                         -----------------    -----------------
  End of period (including distributions in excess of net investment
    income of $15,454,831 and $2,327,854, respectively)                  $   7,140,937,404    $   2,219,607,504
                                                                         =================    =================

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                YEAR ENDED FEBRUARY 28/29,
                                                     ------------------------------------------------------------------------------
                                                         2004            2003            2002               2001            2000
                                                     -----------     -----------     -----------        -----------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $      8.82     $      9.84     $      9.04        $     11.16     $      6.31
                                                     -----------     -----------     -----------        -----------     -----------

Income from investment operations:
  Net investment income +                                   0.23            0.11            0.18               0.17            0.13
  Net realized and unrealized gain (loss)                   6.97           (1.00)           0.80              (2.27)           4.77
                                                     -----------     -----------     -----------        -----------     -----------

    Total from investment operations                        7.20           (0.89)           0.98              (2.10)           4.90
                                                     -----------     -----------     -----------        -----------     -----------

Less distributions to shareholders:
  From net investment income                               (0.24)          (0.13)          (0.18)             (0.02)          (0.05)
                                                     -----------     -----------     -----------        -----------     -----------

    Total distributions                                    (0.24)          (0.13)          (0.18)             (0.02)          (0.05)
                                                     -----------     -----------     -----------        -----------     -----------
NET ASSET VALUE, END OF PERIOD                       $     15.78     $      8.82     $      9.84        $      9.04     $     11.16
                                                     ===========     ===========     ===========        ===========     ===========
TOTAL RETURN (a)                                           82.10%          (9.14)%         11.15%            (18.79)%         77.43%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $ 4,079,172     $ 1,215,653     $   826,960        $   560,205     $   727,197
  Net expenses to average daily net assets                  1.12%           1.16%           1.19%(b)           1.23%           1.18%
  Net investment income to average daily net assets         1.85%           1.12%           2.32%              1.69%           1.41%
  Portfolio turnover rate                                     46%             59%             74%                90%             73%
  Fees and expenses reimbursed by the Manager to
    average daily net assets:                               0.02%           0.02%           0.02%              0.02%           0.03%
  Purchase and redemption fees consisted of the
    following per share amounts: (c)                 $      0.06     $      0.05     $      0.05        $      0.03              --

+    Computed using average shares outstanding throughout the period.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b) Includes stamp duties and transfer taxes not reimbursed by the Manager, which approximate .035% of average daily net assets.
(c) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                YEAR ENDED FEBRUARY 28/29,
                                                     ------------------------------------------------------------------------------
                                                         2004            2003            2002               2001            2000
                                                     -----------     -----------     -----------        -----------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $      8.81     $      9.83     $      9.03        $     11.16     $      6.31
                                                     -----------     -----------     -----------        -----------     -----------

Income from investment operations:
  Net investment income +                                   0.24            0.11            0.17               0.17            0.13
  Net realized and unrealized gain (loss)                   6.94           (0.99)           0.82              (2.28)           4.77
                                                     -----------     -----------     -----------        -----------     -----------

    Total from investment operations                        7.18           (0.88)           0.99              (2.11)           4.90
                                                     -----------     -----------     -----------        -----------     -----------

Less distributions to shareholders:
  From net investment income                               (0.24)          (0.14)          (0.19)             (0.02)          (0.05)
                                                     -----------     -----------     -----------        -----------     -----------

    Total distributions                                    (0.24)          (0.14)          (0.19)             (0.02)          (0.05)
                                                     -----------     -----------     -----------        -----------     -----------
NET ASSET VALUE, END OF PERIOD                       $     15.75     $      8.81     $      9.83        $      9.03     $     11.16
                                                     ===========     ===========     ===========        ===========     ===========
TOTAL RETURN (a)                                           81.97%          (9.09)%         11.22%            (18.82)%         77.76%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $ 1,799,736     $ 1,003,594     $   735,455        $   467,619     $   480,208
  Net expenses to average daily net assets                  1.08%           1.12%           1.14%(b)           1.18%           1.13%
  Net investment income to average daily
    net assets                                              2.05%           1.16%           2.27%              1.73%           1.45%
  Portfolio turnover rate                                     46%             59%             74%                90%             73%
  Fees and expenses reimbursed by the Manager to
    average daily net assets:                               0.02%           0.02%           0.02%              0.02%           0.03%
  Purchase and redemption fees consisted of the
    following per share amounts: (c)                 $      0.05     $      0.02     $      0.03        $      0.03              --

+    Computed using average shares outstanding throughout the period.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b) Includes stamp duties and transfer taxes not reimbursed by the Manager, which approximate .035% of average daily net assets.
(c) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS V SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                     PERIOD FROM
                                                                                   AUGUST 4, 2003
                                                                                    (COMMENCEMENT
                                                                               OF OPERATIONS) THROUGH
                                                                                  FEBRUARY 29, 2004
                                                                               -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $       10.81
                                                                                   -------------

Income from investment operations:
  Net investment income +                                                                   0.13
  Net realized and unrealized gain                                                          5.02
                                                                                   -------------

    Total from investment operations                                                        5.15
                                                                                   -------------

Less distributions to shareholders:
  From net investment income                                                               (0.19)
                                                                                   -------------

    Total distributions                                                                    (0.19)
                                                                                   -------------

NET ASSET VALUE, END OF PERIOD                                                     $       15.77
                                                                                   =============
TOTAL RETURN (a)                                                                           47.82%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                $     382,193
  Net expenses to average daily net assets                                                  1.07%*
  Net investment income to average daily net assets                                         1.69%*
  Portfolio turnover rate                                                                     46%***
  Fees and expenses reimbursed by the Manager to average daily net assets:                  0.02%*
  Purchase and redemption fees consisted of the following per share amouts:        $        0.03

+    Computed using average shares throughout the period.
*    Annualized.
**   Not Annualized.
*** Calculation represents portfolio turnover for the Fund for the year ending February 29, 2004.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS VI SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                     PERIOD FROM
                                                                                    JUNE 30, 2003
                                                                                    (COMMENCEMENT
                                                                               OF OPERATIONS) THROUGH
                                                                                  FEBRUARY 29, 2004
                                                                               -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $       10.45
                                                                                   -------------

Income from investment operations:
  Net investment income +                                                                   0.14
  Net realized and unrealized gain                                                          5.42
                                                                                   -------------

    Total from investment operations                                                        5.56
                                                                                   -------------

Less distributions to shareholders:
  From net investment income                                                               (0.25)
                                                                                   -------------

    Total distributions                                                                    (0.25)
                                                                                   -------------
NET ASSET VALUE, END OF PERIOD                                                     $       15.76
                                                                                   =============
TOTAL RETURN (a)                                                                           53.62 %**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                $     879,837
  Net expenses to average daily net assets                                                  1.04%*
  Net investment income to average daily net assets                                         1.54%*
  Portfolio turnover rate                                                                     46%***
  Fees and expenses reimbursed by the Manager to average daily net assets:                  0.02%*
  Purchase and redemption fees consisted of the following per share amounts:       $        0.04

+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not Annualized.
*** Calculation represents portfolio turnover of the Fund for the year ending February 29, 2004.
(a) The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa, and Europe ("Emerging Markets"). The Fund's benchmark is the S&P/IFC (Investable) Composite Index.

     Throughout the year ended February 29, 2004, the Fund had two classes of shares outstanding: Class III and Class IV. Effective June 30, 2003, the Fund also had Class VI shares outstanding. Effective August 4, 2003, the Fund also had Class V shares outstanding. The principal economic difference among the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

     At February 29, 2004, less than 0.1% of the Fund was invested in the GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of the GMO Alpha LIBOR Fund are not publicly available for direct purchase. The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling
     (617) 330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign equity securities held by the Fund be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

     Certain securities held by the Fund, or underlying funds in which it invests, were valued on the basis of a price provided by a principal market maker. These prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

     Indian regulators have alleged that the Fund violated certain conditions under which it was granted permission to operate in India and have restricted a portion of the Fund's locally held assets pending resolution of the dispute. The amount of these restricted assets is small relative to the size of the Fund, representing approximately 0.08% of the Fund's total assets as of February 29, 2004. The valuation of this possible claim and all matters relating to the Fund's response to these allegations are subject to supervision and control of the Trust's Board of Trustees, and all costs in respect of this matter being borne by the Fund.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     FORWARD CURRENCY CONTRACTS

     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. There were no forward foreign currency contracts outstanding at February 29, 2004.

     FUTURES CONTRACTS

     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At February 29, 2004, there were no outstanding futures contracts.

     OPTIONS

     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At February 29, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     INDEXED SECURITIES

     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SWAP AGREEMENTS

     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation,

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 8 for a summary of all open swap agreements at February 29, 2004.

     SECURITY LENDING

     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund loaned securities having a market value of $29,664,950 collateralized by cash in the amount of $30,652,700 which was invested in a short-term instrument.

     TAXES AND DISTRIBUTIONS

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $13,734,012 for potential capital gains and repatriation taxes at February 29, 2004. The accrual for capital gains and repatriation taxes is included in net unrealized loss in the Statement of Operations. The Fund has incurred $6,818,426 related to capital gain taxes which is included in net realized gain in the Statement of Operations.

     The Fund is subject to a Contribuicao Provisoria sobre Movimentacoes Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments at year end.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income were $97,309,861 and $27,028,685, respectively

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $32,612,070 and $182,914 of undistributed ordinary income and undistributed long-term capital gains, respectively. The temporary differences between book and tax basis distributable earnings are primarily due to passive foreign investment company transactions and losses on wash sale transactions.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net value of the Fund and is primarily attributable to foreign currency transactions and passive investment company transactions. The financial highlights exclude these adjustments.

         DISTRIBUTIONS                   ACCUMULATED
       IN EXCESS OF NET                     NET
       INVESTMENT INCOME                 REALIZED LOSS              PAID-IN CAPITAL
     -----------------------          -------------------           ---------------
          $ 2,437,533                    $ (6,860,477)                $ 4,422,944

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     inflation is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     PURCHASES AND REDEMPTIONS OF FUND SHARES

     Effective April 1, 2002, the level of purchase premium and redemption fees charged to the Fund are each .80%. Prior to April 1, 2002, the premium on cash purchases of Fund shares was 1.20% of the amount invested and the fee for cash redemptions was .40% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. For the years ended February 29, 2004 and February 28, 2003, the Fund received $18,802,646 and $7,148,446 in purchase premiums and $382,793 and $79,299 in redemption fees, respectively. There is no premium for reinvested or in-kind distributions.

     INVESTMENT RISK

     Investments in securities of emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets in emerging countries are typically less liquid than those of developed markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     rate of .15% for Class III shares, .105% for Class IV shares, .085% for Class V shares and .055% for Class VI shares.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, custody fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .81% of average daily net assets.

     The Fund incurs fees and expenses indirectly as a shareholder in GMO Alpha LIBOR Fund and GMO Short-Duration Collateral Fund. For the year ended February 29, 2004, indirect operating expenses (excluding investment-related expenses) were less than .001% of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were less than .001% of the Fund's average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $54,749. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the February 29, 2004 were as follows:

                                                        PURCHASES               SALES
                                                     ----------------      ----------------
     U.S. Government securities                       $    18,915,224       $    25,558,214
     Investments (non-U.S. Government securities)       4,257,331,615         1,887,275,615

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                          GROSS UNREALIZED      GROSS UNREALIZED      NET UNREALIZED
     AGGREGATE COST         APPRECIATION          DEPRECIATION         APPRECIATION
     ----------------     -----------------     -----------------     ----------------
     $  5,031,657,765     $  2,115,945,069      $  (95,821,854)       $  2,020,123,215

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 0.58% of the Fund was held by forty-four related parties.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          YEAR ENDED                        YEAR ENDED
                                                       FEBRUARY 29, 2004                 FEBRUARY 28, 2003
                                                ---------------------------------   ---------------------------------
     CLASS III:                                      SHARES            AMOUNT            SHARES            AMOUNT
                                                ---------------   ---------------   ---------------   ---------------
     Shares sold                                    185,551,403   $ 2,177,625,406        78,465,027   $   750,254,514
     Shares issued to shareholders
       in reinvestment of distributions               3,408,649        46,031,174         1,032,167         9,789,196
     Shares repurchased                             (68,200,572)     (907,199,877)      (25,770,379)     (261,968,073)
                                                ---------------   ---------------   ---------------   ---------------
     Net increase                                   120,759,480   $ 1,316,456,703        53,726,815   $   498,075,637
                                                ===============   ===============   ===============   ===============

                                                          YEAR ENDED                        YEAR ENDED
                                                       FEBRUARY 29, 2004                 FEBRUARY 28, 2003
                                                ---------------------------------   ---------------------------------
     CLASS IV:                                       SHARES            AMOUNT            SHARES            AMOUNT
                                                ---------------   ---------------   ---------------   ---------------
     Shares sold                                     70,116,457   $   882,226,680        39,386,555   $   388,617,328
     Shares issued to shareholders
       in reinvestment of distributions               1,571,635        21,070,260           698,767         6,650,570
     Shares repurchased                             (71,415,775)     (856,430,808)         (948,372)      (10,228,675)
                                                ---------------   ---------------   ---------------   ---------------
     Net increase                                       272,317   $    46,866,132        39,136,950   $   385,039,223
                                                ---------------   ---------------   ---------------   ---------------

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                   PERIOD FROM AUGUST 4, 2003
                                                  (COMMENCEMENT OF OPERATIONS)
                                                    THROUGH FEBRUARY 29, 2004
                                                ---------------------------------
     CLASS V:                                       SHARES             AMOUNT
                                                ---------------   ---------------
     Shares sold                                     50,310,591   $   612,794,696
     Shares issued to shareholders
       in reinvestment of distributions                  95,841         1,361,896
     Shares repurchased                             (26,166,904)     (302,638,531)
                                                ---------------   ---------------
     Net increase                                    24,239,528   $   311,518,061
                                                ===============   ===============

                                                    PERIOD FROM JUNE 30, 2003
                                                   (COMMENCEMENT OF OPERATIONS)
                                                    THROUGH FEBRUARY 29, 2004
                                                ---------------------------------
     CLASS VI:                                      SHARES             AMOUNT
                                                ---------------   ---------------
     Shares sold                                     57,429,557   $   719,670,352
     Shares issued to shareholders
       in reinvestment of distributions                 293,748         4,033,903
     Shares repurchased                              (1,893,118)      (27,648,575)
                                                ---------------   ---------------
     Net increase                                    55,830,187   $   696,055,680
                                                ===============   ===============

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

     TOTAL RETURN SWAP AGREEMENTS

                          EXPIRATION                                                                  NET UNREALIZED
      NOTIONAL AMOUNT        DATE                               DESCRIPTION                            APPRECIATION
     -----------------    ----------    -----------------------------------------------------------   ---------------

       $  13,226,358        9/13/04     Agreement with Merrill Lynch International dated 9/09/03 to   $     1,876,807
                                        receive the notional amount multiplied by the return on the
                                        MSCI Taiwan Index and to pay the notional amount multiplied by the 3 month LIBOR adjusted by a specified spread.
       $  19,651,025        3/10/04     Agreement with Morgan Stanley & Co. International Limited          1,683,785
                                        dated 3/7/03 to receive the notional amount multiplied by
                                        the return of the MSCI India Index and to pay the notional amount multiplied by the 3 month LIBOR adjusted by a
                                        specific spread.
                                                                                                      ---------------
                                                                                                      $     3,560,592
                                                                                                      ===============

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

9.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the year ended February 29, 2004, is set forth below:

                                              VALUE,
                                           BEGINNING OF                  SALES      DIVIDEND   VALUE, END OF
     AFFILIATE                                PERIOD      PURCHASES     PROCEEDS     INCOME       PERIOD
     -----------------------------------   ------------   ---------   ------------  ---------  -------------
     GMO Alpha LIBOR Fund                  $  3,162,354   $      --   $         --  $      --  $   3,214,348
     GMO Short-Duration Collateral Fund      11,552,065      32,895     11,705,739     32,908             --
                                           ------------   ---------   ------------  ---------  -------------
     Totals                                $ 14,714,419   $  32,895   $ 11,705,739  $  32,908  $   3,214,348
                                           ============   =========   ============  =========  =============

     REPORT OF INDEPENDENT AUDITORS

     TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
     GMO EMERGING MARKETS FUND

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Emerging Markets Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Boston, Massachusetts
     April 22, 2004

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

     The Fund paid foreign taxes of $22,547,442 and recognized foreign source income of $141,049,592.

     The Fund's distributions to shareholders included: For taxable, non-corporate shareholders, 59.29% of the Fund's income represents qualified dividend income subject to the 15% rate category.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                                                            PRINCIPAL            FUND            OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)        COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)       AND LENGTH OF       DURING PAST        OVERSEEN BY       HELD BY
    AND DOB        HELD WITH TRUST      TIME SERVED         FIVE YEARS          TRUSTEE         TRUSTEE
----------------   ---------------   -----------------   -----------------   -------------   -------------
Jay O. Light       Trustee           Since May 1996      Professor of
c/o GMO Trust                                            Business                 41            *(2)
40 Rowes Wharf                                           Administration
Boston, MA                                               and Senior
02110                                                    Associate Dean,
DOB: 10/03/1941                                          Harvard
                                                         University.


Donald W.          Trustee           Since               Advisory
Glazer, Esq.                         December 2000       Counsel, Goodwin         41            None
c/o GMO Trust                                            Procter LLP;
40 Rowes Wharf                                           Secretary and
Boston, MA                                               Consultant,
02110                                                    Provant, Inc.
DOB:  07/26/1944                                         (provider of
                                                         performance
                                                         improvement
                                                         training services
                                                         and products)
                                                         (1998 - present);
                                                         Consultant -
                                                         Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                                                            PRINCIPAL            FUND            OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)        COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)       AND LENGTH OF     DURING PAST FIVE     OVERSEEN BY       HELD BY
    AND DOB        HELD WITH TRUST      TIME SERVED           YEARS             TRUSTEE         TRUSTEE
----------------   ---------------   -----------------   -----------------   -------------   -------------
R. Jeremy          Chairman of       Since September     Chairman,
Grantham(3)        the Board of      1985.               Grantham,               41             None
c/o GMO Trust      Trustees          President from      Mayo, Van
40 Rowes Wharf                       February 2002 -     Otterloo & Co.
Boston, MA 02110                     October 2002;       LLC.
DOB:  10/06/1938                     President
                                     Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                  TERM OF OFFICE(4)
  NAME, ADDRESS, AND       POSITION(S) HELD         AND LENGTH OF            PRINCIPAL OCCUPATION(S)
          DOB                 WITH TRUST             TIME SERVED             DURING PAST FIVE YEARS
------------------------  ------------------   ----------------------   ---------------------------------
Scott Eston               President and        President and Chief      Chief Financial Officer
c/o GMO Trust             Chief  Executive     Executive Officer since  (1997 - present), Chief Operating
40 Rowes Wharf            Officer              October 2002; Vice       Officer (2000 - present) and
Boston, MA 02110                               President from August    Member, Grantham, Mayo, Van
DOB:  01/20/1956                               1998 - October 2002.     Otterloo & Co. LLC.

Susan Randall Harbert     Chief Financial      Chief Financial Officer  Member, Grantham, Mayo, Van
c/o GMO Trust             Officer and          since February 2000;     Otterloo & Co. LLC.
40 Rowes Wharf            Treasurer            Treasurer since
Boston, MA 02110                               February 1998.
DOB:  04/25/1957

Brent Arvidson            Assistant Treasurer  Since September 1998.    Senior Fund Administrator,
c/o GMO Trust                                                           Grantham, Mayo, Van Otterloo &
40 Rowes Wharf                                                          Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.    Vice President and   Vice President since     General Counsel, Anti-Money
c/o GMO Trust             Clerk                February 1997; Clerk     Laundering Reporting Officer
40 Rowes Wharf                                 since March 2001 -       (July 2002 - February 2003) and
Boston, MA 02110                               present and May 1999     Member, Grantham, Mayo, Van
DOB:  07/20/1965                               - August 1999.           Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.  Vice President and   Vice President since     Associate General Counsel,
c/o GMO Trust             Secretary            August 1999; Secretary   Grantham, Mayo, Van Otterloo &
40 Rowes Wharf                                 since March 2001.        Co. LLC (June 1999 - present);
Boston, MA 02110                                                        Associate/Junior Partner, Hale
DOB:  02/18/1945                                                        and Dorr LLP (1991 - 1999).

Julie Perniola            Vice President and   Since February 2003.     Anti-Money Laundering Reporting
c/o GMO Trust             Anti-Money                                    Officer (February 2003 - present)
40 Rowes Wharf            Laundering                                    and Compliance Officer, Grantham,
Boston, MA 02110          Compliance Officer                            Mayo, Van Otterloo & Co. LLC.
DOB:  10/07/1970

William L. Nemerever      Vice President       Vice President since     Member, Grantham, Mayo, Van
c/o GMO Trust                                  February 2004.           Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the International Quantitative team at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Tax-Managed International Equities Fund returned +55.0% for the fiscal year ended February 29, 2004, as compared to +53.6% for the MSCI EAFE benchmark. On an after-tax basis, the Fund returned +54.7% compared to the benchmark's +53.7% for the same period. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in international equity securities throughout the period.

Much of the portfolio's outperformance for the fiscal year came from country selection. First, the portfolio benefited from an overweight of emerging market equities, which outperformed developed international equities by over 20% for the period. In addition, the portfolio benefited from overweights in Germany and some of the smaller European countries including Austria, Belgium, and Norway, which also outperformed.

Sector selection detracted from relative performance for the period. Overweights in utilities and telecommunications services proved costly, as these sectors trailed the strong performing information technology and financial services sectors.

Stock selection was positive for the year, as the portfolio benefited from strong selection within both the developed and emerging markets. Both the quality-adjusted value and intrinsic value stock selection strategies posted gains for the year, offsetting losses by the momentum strategy.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

TAX-MANAGED INT'L. EQUITIES FUND-III
As Of: 2/29/2004

               GMO TAX-MANAGED INTERNATIONAL
                      EQUITIES FUND*           MSCI EAFE INDEX*
   7/29/1998             5,000,000                5,000,000
   9/30/1998             4,350,000                4,256,345
  12/31/1998             5,078,975                5,135,730
   3/31/1999             5,058,880                5,207,175
   6/30/1999             5,556,230                5,339,495
   9/30/1999             5,571,300                5,573,825
  12/31/1999             5,853,680                6,520,540
   3/31/2000             5,538,640                6,513,685
   6/30/2000             5,635,185                6,255,635
   9/30/2000             5,399,765                5,751,030
  12/31/2000             5,602,525                5,596,710
   3/31/2001             5,169,180                4,829,535
   6/30/2001             5,427,125                4,779,075
   9/30/2001             4,842,705                4,110,005
  12/31/2001             5,114,370                4,396,625
   3/31/2002             5,439,345                4,418,980
   6/30/2002             5,588,515                4,325,315
   9/30/2002             4,746,995                3,471,765
  12/31/2002             4,995,425                3,695,800
   3/31/2003             4,699,645                3,392,245
   6/30/2003             5,625,335                4,045,880
   9/30/2003             6,022,200                4,374,710
  12/31/2003             7,046,215                5,121,850
   2/29/2004             7,411,450                5,314,185

Average Annual Returns
Inception                7/29/1998

       1YR                    5YR                    10YR(ITD)
       54.99                  8.73                     7.29

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

* Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 96.8%

                  ARGENTINA -- 0.2%
         19,033   Grupo Financiero Galicia SA ADR *                                                156,451
         11,500   Petrobras Energia Participaciones SA ADR *                                       153,525
          5,600   Telecom Argentina SA ADR *                                                        58,128
          2,600   Tenaris SA ADR                                                                    90,090
                                                                                           ---------------
                                                                                                   458,194
                                                                                           ---------------

                  AUSTRALIA -- 1.4%
         51,532   Boral Ltd                                                                        244,123
        190,037   General Property Trust Units                                                     436,937
         69,533   National Australia Bank Ltd                                                    1,657,729
        104,742   Santos Ltd                                                                       490,539
         72,513   Stockland                                                                        299,878
        190,882   Westfield Trust Units                                                            521,354
         46,802   Woodside Petroleum Ltd                                                           549,595
                                                                                           ---------------
                                                                                                 4,200,155
                                                                                           ---------------

                  AUSTRIA -- 1.6%
         10,735   Austrian Airlines *                                                              161,126
          5,970   Boehler Uddeholm (Bearer)                                                        452,481
          6,941   Flughafen Wien AG                                                                383,777
          2,252   Generali Holding Vienna AG                                                        81,705
          7,877   Immofinanz Immobilien Anlagen AG *                                                62,149
            446   Lenzing AG                                                                        88,105
          3,049   Mayr-Melnhof Karton AG (Bearer)                                                  371,451
            684   Oesterreichische Elektrizitaetswirtschafts AG Class A                            101,984
          9,884   OMV AG                                                                         1,593,443
          7,996   VA Technologie AG (Bearer) *                                                     325,074
         12,741   Voestalpine AG                                                                   583,361
         14,696   Wienerberger AG                                                                  463,798
                                                                                           ---------------
                                                                                                 4,668,454
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  BELGIUM -- 3.3%
         18,765   Almanij NV                                                                     1,144,559
          1,676   Bekaert SA                                                                        96,604
            800   CMB SA                                                                            83,645
          5,590   Colruyt SA                                                                       636,909
         17,854   Delhaize Group                                                                   970,976
         56,070   Dexia                                                                          1,039,431
          3,871   Electrabel SA                                                                  1,281,790
            171   Exmar NV *                                                                         9,168
         85,134   Fortis                                                                         1,968,547
         23,914   KBC Bancassurance Holding                                                      1,365,616
         24,022   UCB SA                                                                           888,854
                                                                                           ---------------
                                                                                                 9,486,099
                                                                                           ---------------

                  BRAZIL -- 0.3%
         10,953   Banco do Brasil SA                                                                81,419
      3,838,669   Companhia Siderurgica Nacional SA                                                245,148
      2,204,453   Compania Saneamento Basico SAO PA                                                115,729
          6,200   Petroleo Brasileiro SA (Petrobras)                                               192,227
          3,200   Petroleo Brasileiro SA (Petrobras) ADR                                            99,840
        220,498   Tele Centro Oeste Celular Participacoes SA *                                       1,514
                                                                                           ---------------
                                                                                                   735,877
                                                                                           ---------------

                  CANADA -- 1.4%
         19,600   Bank of Nova Scotia                                                            1,002,825
          9,300   Canadian Natural Resources                                                       507,714
         25,500   EnCana Corp                                                                    1,099,251
         18,200   National Bank of Canada                                                          619,214
        117,100   Nortel Networks Corp *                                                           933,833
                                                                                           ---------------
                                                                                                 4,162,837
                                                                                           ---------------

                  CHINA -- 0.7%
         16,000   Angang New Steel Co Class H                                                        9,558
        146,000   Beijing Datang Power Co Ltd Class H                                              123,795
         45,000   China International Marine Containers Co Ltd Class B *                            84,001

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  CHINA -- CONTINUED
        104,000   China Mobile Ltd                                                                 366,091
        390,000   China Petroleum & Chemical Corp Class H                                          164,090
          4,000   China Unicom                                                                       5,139
         88,000   CNOOC Ltd                                                                        178,061
         68,000   Cosco Pacific Ltd                                                                103,959
        164,300   Denway Motors Ltd                                                                191,026
         68,000   Huaneng Power International Inc Class H                                          127,983
        550,000   PetroChina Co Ltd Class H                                                        295,002
        144,000   Yanzhou Coal Mining Co Ltd Class H                                               165,574
        106,000   Zhejiang Southeast Electric Power Co Class B                                      90,206
                                                                                           ---------------
                                                                                                 1,904,485
                                                                                           ---------------

                  DENMARK -- 0.0%
          1,600   DFDS A/S                                                                          69,094
                                                                                           ---------------

                  FINLAND -- 0.8%
         30,100   Finnair Class A                                                                  232,997
         46,600   Fortum Oyj                                                                       493,312
         12,900   Kemira Oyj                                                                       168,297
          3,900   Orion-Yhtymae Oyj Class B                                                        100,452
         27,600   Rautaruukki Oyj *                                                                231,821
         59,100   Sampo Oyj Class A                                                                663,089
         26,700   UPM-Kymmene Oyj                                                                  525,820
                                                                                           ---------------
                                                                                                 2,415,788
                                                                                           ---------------

                  FRANCE -- 4.8%
         48,313   Alcatel SA *                                                                     781,576
         24,934   Arcelor                                                                          455,723
         29,517   BNP Paribas                                                                    1,864,917
          4,173   Bongrain SA                                                                      264,433
         14,473   Business Objects SA *                                                            438,418
          7,668   Chargeurs SA                                                                     257,242
         25,843   Cie de Saint-Gobain                                                            1,356,644
            899   Eiffage SA                                                                       128,344

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  FRANCE -- CONTINUED
          2,476   Eramet                                                                           134,194
          2,228   Esso S.A.F.                                                                      290,947
         97,421   France Telecom SA *                                                            2,683,581
         63,691   Havas SA                                                                         353,738
         12,283   Peugeot SA                                                                       611,228
         15,577   Societe Generale                                                               1,382,874
         60,101   Suez SA                                                                        1,334,451
            786   Total Gabon                                                                      277,942
         52,348   Vivendi Universal SA *                                                         1,499,227
                                                                                           ---------------
                                                                                                14,115,479
                                                                                           ---------------

                  GERMANY -- 10.1%
         14,924   Allianz AG (Registered)                                                        1,861,724
         39,025   Bankgesellschaft Berlin AG *                                                      92,128
         36,688   Bayer AG                                                                       1,039,334
         14,600   Bayerische Vereinsbank *                                                         321,087
         40,840   Commerzbank AG                                                                   791,602
          9,400   Continental AG                                                                   385,424
         39,372   DaimlerChrysler AG (Registered)                                                1,766,002
            709   Degussa AG                                                                        26,428
         21,891   Deutsche Bank AG (Registered)                                                  1,878,130
         49,025   Deutsche Post AG                                                               1,169,540
        107,857   Deutsche Telekom (Registered) *                                                2,112,034
         55,170   E. On AG                                                                       3,725,623
         37,200   Infineon Technologies AG *                                                       521,373
         10,800   IWKA AG                                                                          259,658
         22,600   MAN AG                                                                           790,466
         15,600   Merck KGaA                                                                       688,097
         11,396   Metro AG                                                                         509,743
          4,443   Puma AG Rudolf Dassler Sport                                                     913,631
         20,900   RWE AG                                                                           917,978
         13,400   SAP AG                                                                         2,086,182
         38,827   Siemens AG (Registered)                                                        3,005,511
          8,141   Sudzucker AG                                                                     157,291

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  GERMANY -- CONTINUED
         83,949   ThyssenKrupp AG                                                                1,619,882
         33,000   TUI AG                                                                           761,416
         40,630   Volkswagen AG                                                                  1,923,394
                                                                                           ---------------
                                                                                                29,323,678
                                                                                           ---------------

                  HONG KONG -- 1.1%
        135,900   CLP Holdings Ltd                                                                 700,115
        226,000   Hang Lung Group Co Ltd                                                           355,672
        271,000   Hong Kong Electric Holdings Ltd                                                1,162,844
          4,000   Hong Kong Land Holdings                                                            7,600
        239,000   New World Development Co Ltd                                                     257,919
         71,000   Sun Hung Kai Properties Ltd                                                      697,791
                                                                                           ---------------
                                                                                                 3,181,941
                                                                                           ---------------

                  HUNGARY -- 0.0%
          6,800   OTP Bank Rt *                                                                    111,578
                                                                                           ---------------

                  INDIA -- 0.2%
          4,700   GAIL India Ltd GDR *                                                             128,216
         10,600   ICICI Bank Ltd ADR                                                               157,940
          6,600   Reliance Industries Ltd GDR 144A                                                 193,644
                                                                                           ---------------
                                                                                                   479,800
                                                                                           ---------------

                  INDONESIA -- 0.3%
        130,000   Astra International Tbk                                                           83,028
        274,000   Bank Central Asia Tbk                                                            118,285
         44,500   Gudang Garam                                                                      74,211
        920,000   Indah Kiat Pulp & Paper *                                                         87,049
         87,000   Indonesian Satellite Corp Tbk PT Class A *                                       187,788
        953,000   PT Bank Mandiri                                                                  157,800
        743,000   PT Matahari Putra Prima Tbk                                                       59,317
        287,000   Telekomunikasi Indonesia Tbk PT                                                  247,794
                                                                                           ---------------
                                                                                                 1,015,272
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  IRELAND -- 0.5%
         27,722   Allied Irish Banks Plc                                                           420,913
         29,188   Anglo Irish Bank Corp                                                            495,032
         32,520   Bank of Ireland                                                                  425,476
         22,929   Greencore Group                                                                   95,154
                                                                                           ---------------
                                                                                                 1,436,575
                                                                                           ---------------

                  ISRAEL -- 0.0%
          1,700   Teva Pharmaceutical Industries ADR                                               110,500
                                                                                           ---------------

                  ITALY -- 3.2%
        301,394   Banca Intesa SPA                                                               1,119,701
          4,857   e.Biscom *                                                                       302,345
         96,348   Enel SPA                                                                         744,611
        284,030   ENI SPA                                                                        5,565,348
         69,609   Fiat SPA *                                                                       537,098
          8,675   Fiat SPA (Savings Shares) *                                                       42,899
        141,184   Parmalat Finanziaria SPA (a)(b)                                                    1,754
         44,994   Sanpaolo IMI SPA                                                                 578,617
         55,716   Telecom Italia Mobile SPA                                                        314,983
                                                                                           ---------------
                                                                                                 9,207,356
                                                                                           ---------------

                  JAPAN -- 21.8%
         19,240   Acom Co Ltd                                                                    1,158,697
         10,100   Advantest Corp                                                                   751,538
         99,000   AIOI Insurance Co Ltd                                                            395,058
          6,900   Aoki International                                                                65,994
         23,000   Canon Inc                                                                      1,122,003
         60,300   Chubu Electric Power Co Inc                                                    1,288,674
         17,800   Chugoku Electric Power Co Inc                                                    307,745
        195,000   Cosmo Oil Co Ltd                                                                 417,628
         60,000   Daiichi Pharmaceuticals Co Ltd                                                 1,071,939
         27,000   Daio Paper Corp                                                                  228,089
         19,400   Daito Trust Construction Co Ltd                                                  669,394
         60,000   Daiwa House Industry Co Ltd                                                      593,630

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  JAPAN -- CONTINUED
         60,000   Daiwa Securities Co Ltd                                                          403,075
         19,000   Denso Corp                                                                       397,355
         34,000   Ezaki Glico Co Ltd                                                               242,413
        173,000   Fuji Heavy Industries Ltd                                                        850,275
         16,000   Fuji Photo Film Co Ltd                                                           499,359
        304,000   Furukawa Electric Co Ltd*                                                      1,087,900
        302,000   Hitachi Ltd                                                                    1,970,767
        163,000   Ishikawajima-Harima Heavy Industries                                             225,270
        383,000   Isuzu Motors Ltd *                                                               729,123
        247,000   Itochu Corp                                                                      843,227
         49,000   Itoham Foods Inc                                                                 200,018
         12,000   Izumiya Co Ltd                                                                    60,077
         37,000   JACCS Co                                                                         171,014
             48   Japan Tobacco Inc                                                                343,548
         29,825   JFE Holdings Inc                                                                 753,405
        272,000   Kajima Corp                                                                      950,979
         75,000   Kamigumi Co Ltd                                                                  503,158
         48,000   Kandenko Co                                                                      216,584
         53,600   Kansai Electric Power Co Inc                                                     971,334
         72,000   Kansai Paint Co                                                                  342,010
         31,000   Kao Corp                                                                         653,990
            146   KDDI Corp                                                                        757,661
         90,000   Kirin Brewery Co Ltd                                                             820,428
         46,000   Kyudenko Corp                                                                    189,456
         29,400   Kyushu Electric Power Co Inc                                                     511,796
         31,000   Maeda Road Construction                                                          172,506
        297,000   Mazda Motor Corp                                                                 916,063
             45   Millea Holdings Inc                                                              576,606
          1,000   Misawa Homes Holdings Inc *                                                        1,528
        241,000   Mitsubishi Electric Corp                                                       1,155,812
        240,000   Mitsubishi Motors Corp *                                                         562,328
         72,000   Mitsubishi Paper Mills Ltd *                                                     110,049
        107,000   Mitsui OSK Lines Ltd                                                             513,161
         20,000   Mitsui Trust Holding Inc *                                                        89,694

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  JAPAN -- CONTINUED
            825   Mizuho Financial Group Inc *                                                   2,484,212
         34,000   Mizuno Corp                                                                      149,991
         10,000   MOS Food Services                                                                104,887
          9,000   Murata Manufacturing Co Ltd                                                      500,000
         59,000   Nagase & Co                                                                      417,957
        175,000   NEC Corp                                                                       1,287,754
         43,000   Nippo Corp                                                                       226,689
         75,000   Nippon Express Co Ltd                                                            411,175
         34,000   Nippon Flour Mills Co Ltd                                                        149,368
         27,000   Nippon Paint Co                                                                   90,445
        110,000   Nippon Suisan Kaisha Ltd                                                         260,754
        461,000   Nisshin Steel Co Ltd                                                             797,446
         36,000   Nisshinbo Industries Inc                                                         190,774
         17,000   Nitto Denko Corp                                                                 840,198
         38,000   NOF Corp                                                                         138,074
         48,000   Nomura Holdings Inc                                                              762,219
            296   NTT Docomo Inc                                                                   614,973
         38,000   Okumura Corp                                                                     180,853
         17,000   Ono Pharmaceutical Co Ltd                                                        739,063
         26,200   Promise Co                                                                     1,587,443
             87   Rakuten Inc                                                                      446,705
         10,200   Ryosan Co                                                                        191,378
         96,000   Sankyo Co Ltd                                                                  2,077,979
         66,000   Sanyo Electric Co Ltd                                                            323,174
         48,000   Seino Transportation Co Ltd                                                      415,596
         61,000   Sharp Corp                                                                     1,011,642
        167,000   Shimizu Corp                                                                     745,891
        128,000   Sumitomo Heavy Industries Ltd *                                                  285,850
        630,000   Sumitomo Metal Industries Ltd                                                    593,904
            149   Sumitomo Mitsui Financial Group Inc                                              829,142
        150,000   Taiheiyo Cement Corp                                                             380,286
        230,000   Taisei Corp                                                                      799,927
         53,000   Taisho Pharmaceutical Co Ltd                                                     955,610
         22,000   Takara Holdings Inc                                                              191,287

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  JAPAN -- CONTINUED
        100,700   Takeda Chemical Industries Ltd                                                 4,147,446
         11,500   Takefuji Corp                                                                    823,083
          7,200   TDK Corp                                                                         502,142
         30,000   TOA Corp                                                                          41,461
         57,400   Tohoku Electric Power Co Inc                                                     960,870
         60,900   Tokyo Electric Power Co Inc                                                    1,337,727
          7,900   Tokyo Electron Ltd                                                               476,487
         96,000   TonenGeneral Sekiyu KK                                                           770,566
         51,000   Toppan Printing Co Ltd                                                           597,007
        199,000   Toshiba Corp                                                                     817,783
         52,000   Toyo Ink Manufacturing Co Ltd                                                    226,066
         55,100   Toyota Motor Corp                                                              1,901,217
            176   UFJ Holdings Inc *                                                               789,310
             60   Yahoo Japan Corp *                                                             1,103,789
         20,000   Yamaha Corp                                                                      370,675
          8,000   Yamanouchi Pharmaceutical Co Ltd                                                 267,985
         25,000   Yaskawa Electric Corp *                                                          177,787
         46,000   Yodogawa Steel Works                                                             158,722
                                                                                           ---------------
                                                                                                63,515,127
                                                                                           ---------------

                  MALAYSIA -- 0.1%
         35,000   Maxis Communications Berhad                                                       79,671
        316,000   Time Engineering BHD *                                                            88,979
                                                                                           ---------------
                                                                                                   168,650
                                                                                           ---------------

                  MEXICO -- 0.2%
          4,500   America Movil SA de CV Class L ADR                                               160,470
         22,000   Cemex SA de CV CPO                                                               129,242
          5,900   Telefonos de Mexico Class L ADR                                                  200,423
                                                                                           ---------------
                                                                                                   490,135
                                                                                           ---------------

                  NETHERLANDS -- 4.7%
        134,341   ABN Amro Holdings NV                                                           3,103,019
         84,447   Aegon NV                                                                       1,249,661

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  NETHERLANDS -- CONTINUED
          4,187   Boskalis Westminster NV                                                           95,723
         14,782   DSM NV                                                                           699,952
          2,671   Gamma Holdings NV                                                                130,260
        223,370   ING Groep NV                                                                   5,461,933
        142,553   Koninklijke Ahold NV *                                                         1,184,947
          2,003   Koninklijke Ten Cate                                                             100,793
         14,669   Koninklijke Wessanen NV                                                          198,666
         38,105   Philips Electronics NV                                                         1,157,597
          4,088   Van Ommeren Vopak NV                                                              78,628
          3,536   Wereldhave NV                                                                    293,704
                                                                                           ---------------
                                                                                                13,754,883
                                                                                           ---------------

                  NEW ZEALAND -- 0.1%
         15,459   Fletcher Building Ltd                                                             43,448
        100,102   Telecom Corp of New Zealand                                                      393,192
                                                                                           ---------------
                                                                                                   436,640
                                                                                           ---------------

                  NORWAY -- 3.1%
         29,786   Aker Kvaerner ASA *                                                              594,497
        229,786   DNB Holdings Class A                                                           1,449,332
         22,908   Frontline Ltd                                                                    732,202
         33,675   Norsk Hydro ASA                                                                2,418,188
         25,675   Norske Skogindustrier ASA Class A                                                523,388
         53,044   Orkla ASA                                                                      1,507,050
        107,200   Statoil ASA                                                                    1,271,577
         90,400   Telenor ASA                                                                      621,549
                                                                                           ---------------
                                                                                                 9,117,783
                                                                                           ---------------

                  PHILIPPINES -- 0.1%
          7,740   Philippine Long Distance Telephone *                                             133,306
         33,000   San Miguel Corp Class B                                                           41,016
                                                                                           ---------------
                                                                                                   174,322
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  POLAND -- 0.0%
          2,200   BRE Bank SA *                                                                     53,157
         13,300   Polski Koncern Naftowy Orlen                                                      96,407
                                                                                           ---------------
                                                                                                   149,564
                                                                                           ---------------

                  RUSSIA -- 0.2%
          2,850   Lukoil ADR                                                                       319,200
          2,590   MMC Norilsk Nickel ADR                                                           183,243
            100   Yukos Corp ADR                                                                     5,070
                                                                                           ---------------
                                                                                                   507,513
                                                                                           ---------------

                  SINGAPORE -- 2.3%
        788,000   Chartered Semiconductor Manufacturing Ltd *                                      791,588
         27,400   Creative Technology Ltd                                                          288,125
        109,000   DBS Group Holdings Ltd                                                           941,284
         57,500   Fraser & Neave Ltd                                                               479,659
        124,780   Interra Resources Ltd *                                                           14,661
         41,000   Keppel Corp Ltd                                                                  175,826
        479,000   Neptune Orient Lines Ltd *                                                       590,924
        135,000   Oversea-Chinese Banking Corp                                                   1,007,196
      1,395,100   Singapore Telecom Ltd                                                          1,909,580
         33,000   Venture Corp Ltd                                                                 416,801
                                                                                           ---------------
                                                                                                 6,615,644
                                                                                           ---------------

                  SOUTH AFRICA -- 0.3%
         16,771   ABSA Group Ltd                                                                   117,724
         21,278   Iscor Ltd                                                                        110,045
         15,000   Remgro Ltd                                                                       165,188
         99,900   Sanlam Ltd                                                                       137,425
         10,000   Sasol Ltd                                                                        150,041
          5,000   Tiger Brands Ltd                                                                  62,166
                                                                                           ---------------
                                                                                                   742,589
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  SOUTH KOREA -- 1.0%
         10,300   Hana Bank                                                                        223,342
          1,100   Hankuk Electric Glass Co Ltd                                                      55,094
          8,000   Hyundai Department Store Co Ltd                                                   95,918
          3,500   Hyundai Fire & Marine Insurance Co                                               117,708
          2,900   Hyundai Mobis                                                                    130,697
          4,600   Hyundai Motor Co                                                                 195,578
          6,420   Kangwon Land Inc                                                                  76,702
         13,000   KIA Motors Corp                                                                  120,493
         21,700   LG Insurance Co Ltd                                                              106,470
          9,580   LG International Corp                                                             61,912
          1,400   POSCO                                                                            205,952
          2,190   Samsung Electronics                                                            1,014,923
          1,500   Samsung SDI Co Ltd                                                               207,908
          6,100   SK Corp                                                                          226,416
            700   SK Telecom Co Ltd                                                                141,667
          3,100   Sungshin Cement Co Ltd                                                            50,744
                                                                                           ---------------
                                                                                                 3,031,524
                                                                                           ---------------

                  SPAIN -- 3.4%
         30,971   Altadis SA                                                                       996,670
            500   Antena 3 Television SA *                                                          22,266
         70,504   Banco Santander Central Hispano SA                                               816,443
         88,178   Endesa SA                                                                      1,725,588
         39,664   Iberdrola SA                                                                     818,090
        165,704   Repsol YPF SA                                                                  3,397,139
          8,620   Tableros Defibras Class B *                                                       11,567
        128,848   Telefonica SA                                                                  2,092,424
                                                                                           ---------------
                                                                                                 9,880,187
                                                                                           ---------------

                  SWEDEN -- 2.4%
         29,400   Electrolux AB                                                                    620,053
         19,400   Gambro AB Class A                                                                164,182
        232,800   Nordea AB                                                                      1,610,542
         25,500   Skanska AB Class B                                                               210,667

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  SWEDEN -- CONTINUED
          4,100   SSAB Swedish Steel Class B                                                        71,324
          5,500   Svenska Handelsbanken Class B                                                    102,697
        119,500   Swedish Match AB                                                               1,139,746
      1,050,400   Telefonaktiebolaget LM Ericsson *                                              3,061,938
                                                                                           ---------------
                                                                                                 6,981,149
                                                                                           ---------------

                  SWITZERLAND -- 4.3%
          6,497   Bobst Group AG (Registered)                                                      232,757
         94,076   Credit Suisse Group                                                            3,422,158
          7,020   Micronas Semiconductor Holding AG *                                              344,906
            263   Movenpick Holdings (Bearer) *                                                    164,627
         41,414   Roche Holding AG (Genusschein)                                                 4,271,670
            955   SIG Holding AG (Registered)                                                      142,116
          5,659   Swisscom AG (Registered)                                                       1,882,546
          7,196   UBS AG (Registered)                                                              528,630
            886   Valora Holding AG                                                                230,560
          8,199   Zurich Financial Services AG *                                                 1,342,775
                                                                                           ---------------
                                                                                                12,562,745
                                                                                           ---------------

                  TAIWAN -- 0.6%
        105,338   Acer Inc                                                                         165,800
        122,000   Benq Corp                                                                        167,885
        305,000   China Development Financial Holding Corp                                         170,079
         55,000   China Motor Corp Ltd                                                             110,478
        123,089   China Steel Corp                                                                 125,469
         38,650   GigaByte Technology Co Ltd                                                        73,001
         33,000   Hon Hai Precision Industry Co Ltd                                                146,425
        131,220   Inventec Co Ltd                                                                   86,549
          5,800   MediaTek Inc                                                                      65,729
         65,468   Micro-Star International Co Ltd                                                  107,952
         45,900   Quanta Computer Inc                                                              116,281
        170,000   Taiwan Cement Corp                                                               101,934
         81,000   Taiwan Semiconductor Manufacturing Co Ltd *                                      154,205
          4,536   Taiwan Semiconductor Manufacturing Co Ltd ADR *                                   47,129

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  TAIWAN -- CONTINUED
        114,370   United Microelectronics Corp *                                                   104,238
        337,000   Waterland Financial Holdings *                                                   123,262
                                                                                           ---------------
                                                                                                 1,866,416
                                                                                           ---------------

                  THAILAND -- 0.2%
         43,000   Advanced Info Service Pcl (Foreign Registered) (a)                                95,215
         56,600   Electricity Generating Pcl (Foreign Registered)                                  114,525
         61,200   Kiatnakin Finance & Securities (Foreign Registered) (a)                           70,484
         50,600   PTT Public Pcl (Foreign Registered) (a)                                          207,345
          5,000   Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)             5,090
         68,000   Thai Union Frozen Products Pcl (Foreign Registered)                               46,729
          3,000   TPI Polene Co (Foreign Registered) *(a)                                            2,863
                                                                                           ---------------
                                                                                                   542,251
                                                                                           ---------------

                  TURKEY -- 0.3%
     28,177,643   Akbank TAS                                                                       147,466
      8,139,450   Aksa Akrilik Kimya Sanayii                                                        83,969
     45,859,198   Aksigorta AS                                                                     158,850
      4,859,669   Eregli Demir ve Celik Fabrikalari TAS *                                          151,865
     39,605,905   Turkiye Garanti Bankasi Class C *                                                142,408
     29,319,487   Turkiye IS Bankasi Class C *                                                     132,468
                                                                                           ---------------
                                                                                                   817,026
                                                                                           ---------------

                  UNITED KINGDOM -- 21.8%
        102,229   Abbey National Plc                                                               920,125
         25,593   Alliance & Leicester Plc                                                         412,498
        106,800   Allied Domecq Plc                                                                896,357
         48,700   AstraZeneca Plc                                                                2,306,433
        348,513   Aviva Plc                                                                      3,647,785
         39,067   AWG Plc *                                                                        405,278
         56,634   BAA Plc                                                                          551,782
        286,550   BAE Systems Plc                                                                1,011,711
        541,982   Barclays Plc                                                                   4,865,607

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  UNITED KINGDOM -- CONTINUED
        111,020   Barratt Developments Plc                                                       1,142,441
        122,883   Boots Group Plc                                                                1,693,244
        143,983   BP Plc                                                                         1,156,324
        544,446   BT Group Plc                                                                   1,785,852
        420,089   Cable & Wireless *                                                             1,093,391
        176,192   Centrica Plc                                                                     701,366
        896,432   Corus Group Plc *                                                                748,619
         13,100   De Vere Group Plc                                                                101,985
        334,466   Dixons Group Plc (New Shares)                                                    983,813
         22,980   Enterprise Inns Plc                                                              259,929
         30,906   Gallaher Group Plc                                                               378,545
        100,844   GlaxoSmithKline Plc                                                            2,097,910
         45,849   Great Portland Estates Plc                                                       211,866
         70,629   GUS Plc                                                                          958,146
         28,362   HBOS Plc                                                                         384,493
         57,699   HSBC Holdings Plc                                                                937,466
        164,360   Imperial Chemical Industries Plc                                                 718,320
         81,632   Imperial Tobacco Group Plc                                                     1,755,800
         26,429   Inchcape Plc                                                                     745,513
         61,038   Intercontinental Hotels Group Plc                                                589,026
        294,820   ITV Plc *                                                                        757,771
          7,793   ITV Plc (Convertible Shares) *                                                    11,642
        100,619   Kelda Group Plc                                                                  832,810
        135,937   Kingfisher Plc                                                                   755,554
         40,363   Laird Group                                                                      217,226
         34,487   Land Securities Group Plc                                                        705,291
        542,723   Lloyds TSB Group Plc                                                           4,509,672
        109,683   LogicaCMG Plc                                                                    622,862
         45,253   Mitchells & Butlers Plc                                                          199,454
        127,195   National Grid Transco Plc                                                      1,017,369
         49,343   Next Plc                                                                       1,273,749
         51,932   Provident Financial Plc                                                          717,515
         90,498   RMC Group Plc                                                                  1,163,867
        325,212   Rolls-Royce Group Plc                                                          1,327,763

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  UNITED KINGDOM -- CONTINUED
        720,908   Royal & Sun Alliance Insurance Group                                           1,381,342
        117,981   Sainsbury (J) Plc                                                                655,205
         48,558   Scottish & Newcastle Plc                                                         382,984
         93,533   Scottish & Southern Energy Plc                                                 1,188,145
        133,153   Scottish Power Plc                                                               905,641
         48,832   Severn Trent Plc                                                                 671,512
        145,230   Tate & Lyle Plc                                                                  778,907
        255,417   Taylor Woodrow Plc                                                             1,282,178
        465,953   Tesco Plc                                                                      2,226,643
         63,318   United Business Media Plc                                                        650,393
         32,700   United Utilities Plc                                                             306,458
      1,458,326   Vodafone Group Plc                                                             3,633,290
         56,997   Whitbread Plc                                                                    781,678
        141,283   Wimpey (George)                                                                1,011,409
                                                                                           ---------------
                                                                                                63,429,955
                                                                                           ---------------

                  TOTAL COMMON STOCKS (COST $239,779,978)                                      281,867,265
                                                                                           ---------------

                  PREFERRED STOCKS -- 1.4%

                  BRAZIL -- 0.5%
      1,424,000   Banco Itau Holding Financeira SA                                                 136,895
     20,834,000   Cia Paranaense de Energia *                                                       77,971
          2,000   Compania Vale do Rio Doce Class A                                                100,258
          6,906   Gerdau SA                                                                        147,723
        136,663   Investimentos Itau SA 2.68%                                                      164,230
         12,181   Petroleo Brasileiro SA (Petrobras) 3.01%                                         342,950
         67,401   Sadia SA                                                                          99,510
     37,210,000   Tele Centro Oeste Celular Participacoes SA 6.78%                                 125,843
         25,300   Usinas Siderrurgicas de Minas Gerais SA 4.57%                                    288,833
                                                                                           ---------------
                                                                                                 1,484,213
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES /
 PAR VALUE ($)    DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  GERMANY -- 0.8%
          2,000   Krones AG 2.00%                                                                  170,223
            800   Porsche AG (Non Voting) 0.83%                                                    465,888
          4,991   RWE AG 4.35%                                                                     188,210
         24,807   Villeroy & Boch AG (Non Voting) 5.78%                                            274,322
         33,240   Volkswagen AG 5.30%                                                            1,065,558
                                                                                           ---------------
                                                                                                 2,164,201
                                                                                           ---------------

                  ITALY -- 0.0%
         11,419   Fiat SPA 4.95% *                                                                  53,631
                                                                                           ---------------

                  SOUTH KOREA -- 0.1%
          4,200   Hyundai Motor Co 5.05%                                                            86,607
          1,100   Samsung Electronics (Non Voting) 4.08%                                           304,932
                                                                                           ---------------
                                                                                                   391,539
                                                                                           ---------------

                  TOTAL PREFERRED STOCKS (COST $3,183,604)                                       4,093,584
                                                                                           ---------------

                  SHORT-TERM INVESTMENTS -- 0.2%

                  CASH EQUIVALENTS -- 0.2%
        700,000   Banc One Corp, 1.01%, due 3/01/04                                                700,000
                                                                                           ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $700,000)                                     700,000
                                                                                           ---------------

                  TOTAL INVESTMENTS -- 98.4%
                  (Cost $243,663,582)                                                          286,660,849

                  Other Assets and Liabilities (net) -- 1.6%                                     4,699,440
                                                                                           ---------------

                  TOTAL NET ASSETS -- 100.0%                                               $   291,360,289
                                                                                           ===============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

                  NOTES TO SCHEDULE OF INVESTMENTS:

                  * Non-income producing security.

                  (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note
                      2).

                  (b) Bankrupt issuer.

                  144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

                  ADR - American Depositary Receipt

                  Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

                  GDR - Global Depository Receipt

                  NVDR - Non-Voting Depository Receipt

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
FEBRUARY 29, 2004

At February 29, 2004, industry sector diversification of the Fund's equity investments was as follows:

               INDUSTRY SECTOR
               ----------------------------------------------------------------
               Financials                                                  26.7%
               Consumer Discretionary                                      12.4
               Utilities                                                    8.9
               Energy                                                       8.3
               Industrials                                                  8.3
               Information Technology                                       7.8
               Telecommunication Services                                   7.7
               Consumer Staples                                             7.1
               Health Care                                                  7.0
               Materials                                                    5.8
                                                                          ------
                                                                          100.0%
                                                                          ======

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
Investments, at value (cost $243,663,582) (Note 2)                                 $   286,660,849
Cash                                                                                        45,131
Foreign currency, at value (cost $4,460,487) (Note 2)                                    4,465,226
Dividends and interest receivable                                                          340,010
Foreign taxes receivable                                                                    77,763
Receivable for variation margin on closed futures contracts (Note 2)                             4
Receivable for expenses reimbursed by Manager (Note 3)                                      29,877
                                                                                   ---------------

    Total assets                                                                       291,618,860
                                                                                   ---------------
LIABILITIES:
  Payable to affiliate for (Note 3):
    Management fee                                                                         122,138
    Shareholder service fee                                                                 33,927
    Trustees fee                                                                               380
  Accrued expenses                                                                         102,126
                                                                                   ---------------

    Total liabilities                                                                      258,571
                                                                                   ---------------
NET ASSETS                                                                         $   291,360,289
                                                                                   ===============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                  $   260,696,512
  Accumulated undistributed net investment income                                          488,640
  Accumulated net realized loss                                                        (12,835,302)
  Net unrealized appreciation                                                           43,010,439
                                                                                   ---------------
                                                                                   $   291,360,289
                                                                                   ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                 $   291,360,289
                                                                                   ===============

SHARES OUTSTANDING:
  Class III                                                                             22,096,725
                                                                                   ===============
NET ASSET VALUE PER SHARE:
   Class III                                                                       $         13.19
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $461,414)                                 $     3,654,001
  Interest                                                                                  50,795
                                                                                   ---------------
      Total income                                                                       3,704,796
                                                                                   ---------------

EXPENSES:
  Management fee (Note 3)                                                                  780,818
  Shareholder service fee (Note 3) - Class III                                             216,894
  Custodian fees                                                                           283,849
  Transfer agent fees                                                                       27,815
  Audit and tax fees                                                                        46,374
  Legal fees                                                                                 6,302
  Trustees fees and related expenses (Note 3)                                                2,932
  Registration fees                                                                          7,659
  Miscellaneous                                                                              3,078
                                                                                   ---------------
    Total expenses                                                                       1,375,721
  Fees and expenses reimbursed by Manager (Note 3)                                        (372,823)
                                                                                   ---------------
    Net expenses                                                                         1,002,898
                                                                                   ---------------

      Net investment income                                                              2,701,898
                                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments (net of CPMF tax of $1,150) (Note 2)                                     1,364,358
    Closed futures contracts                                                               221,220
    Foreign currency, forward contracts and foreign currency related transactions        1,446,042
                                                                                   ---------------

      Net realized gain                                                                  3,031,620
                                                                                   ---------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                         56,329,313
    Foreign currency, forward contracts and foreign currency related transactions         (462,858)
                                                                                   ---------------

      Net unrealized gain                                                               55,866,455
                                                                                   ---------------

    Net realized and unrealized gain                                                    58,898,075
                                                                                   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    61,599,973
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED            YEAR ENDED
                                                                      FEBRUARY 29, 2004     FEBRUARY 28, 2003
                                                                      ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                 $    2,701,898       $    1,740,563
  Net realized gain (loss)                                                   3,031,620           (3,068,842)
  Change in net unrealized appreciation (depreciation)                      55,866,455           (6,184,656)
                                                                        --------------       --------------

  Net increase (decrease) in net assets from operations                     61,599,973           (7,512,935)
                                                                        --------------       --------------

Distributions to shareholders from:
  Net investment income
    Class III                                                               (3,864,362)          (2,648,333)
                                                                        --------------       --------------

  Net share transactions (Note 7):
    Class III                                                              138,915,936           29,583,367
                                                                        --------------       --------------
  Increase in net assets resulting from net share transactions             138,915,936           29,583,367
                                                                        --------------       --------------

    Total increase in net assets                                           196,651,547           19,422,099

NET ASSETS:
  Beginning of period                                                       94,708,742           75,286,643
                                                                        --------------       --------------
  End of period (including accumulated undistributed net investment
    income of $488,640 and $122,674, respectively)                      $  291,360,289       $   94,708,742
                                                                        ==============       ==============

               See accompanying notes to the financial statements.

GMO TAX -MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         YEAR ENDED FEBRUARY 28/29,
                                                       --------------------------------------------------------------
                                                          2004         2003         2002         2001         2000
                                                       ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     8.73   $     9.70   $    10.79   $    10.43   $     9.71
                                                       ----------   ----------   ----------   ----------   ----------

Income from investment operations:
  Net investment income (b)                                  0.21         0.19         0.25         0.23         0.15
  Net realized and unrealized gain (loss)                    4.55        (0.90)       (1.03)        0.29         0.70
                                                       ----------   ----------   ----------   ----------   ----------

    Total from investment operations                         4.76        (0.71)       (0.78)        0.52         0.85
                                                       ----------   ----------   ----------   ----------   ----------

Less distributions to shareholders:
  From net investment income                                (0.30)       (0.26)       (0.31)       (0.16)       (0.13)
                                                       ----------   ----------   ----------   ----------   ----------

    Total distributions                                     (0.30)       (0.26)       (0.31)       (0.16)       (0.13)
                                                       ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                         $    13.19   $     8.73   $     9.70   $    10.79   $    10.43
                                                       ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                            54.99%       (7.47)%      (7.16)%       5.03%        8.65%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $  291,360   $   94,709   $   75,287   $   75,538   $  112,623
  Net expenses to average daily net assets                   0.69%        0.70%        0.69%        0.69%        0.69%
  Net investment income to average daily net assets          1.87%        1.98%        2.49%        2.11%        1.36%
  Portfolio turnover rate                                      36%          48%          50%          56%           5%
  Fees and expenses reimbursed by the Manager to
    average daily net assets:                                0.26%        0.45%        0.41%        0.34%        0.34%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Tax-Managed International Equities Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high after-tax total return primarily through investment in non-U.S. equity securities. The Fund's benchmark is the MSCI EAFE Index (after-tax). The Fund's benchmark is computed by the Manager by applying the maximum historical applicable individual federal tax rate to the MSCI EAFE Index's dividend yield and to its estimated short-term and long-term realized capital gains (losses) (arising from changes in the constituents of the MSCI EAFE Index).

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION

     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign equity securities held by the Fund

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS

     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. There were no forward foreign currency contracts outstanding as of February 29, 2004.

     FUTURES CONTRACTS

     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At February 29, 2004, there were no open futures contracts.

     OPTIONS

     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At February 29, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS

     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, there were no open swap agreements.

     SECURITY LENDING

     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund is subject to a Contribuicao Provisoria sobre Movimentacoes Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments at year end.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis for distributions from ordinary income was $3,864,362 and $2,648,333, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $1,578,031 of undistributed ordinary income. The temporary differences between book and tax basis distributable earnings are primarily due to foreign currency transactions.

     At February 29, 2004, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $667,336, $6,951,109, and $4,807,000 expiring in 2009, 2010 and 2011, respectively. The Fund has elected to defer to March 1, 2004 post-October capital losses of $322,816.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to foreign currency transactions. The financial highlights exclude these adjustments.

               ACCUMULATED
            UNDISTRIBUTED NET        ACCUMULATED NET
            INVESTMENT INCOME         REALIZED LOSS        PAID-IN CAPITAL
            -----------------        ---------------       ---------------
              $  1,528,430           $  (1,528,431)             $  1

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .54% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $1,810. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the February 29, 2004, aggregated $186,606,675 and $50,671,529, respectively. At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                              GROSS UNREALIZED     GROSS UNREALIZED     NET UNREALIZED
           AGGREGATE COST       APPRECIATION         DEPRECIATION        APPRECIATION
          ----------------   ------------------   ------------------   ----------------
           $ 244,823,413        $ 44,536,137        $ (2,698,701)        $ 41,837,436

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 58.9% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, 1.15% of the Fund was held by two related parties.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    YEAR ENDED                    YEAR ENDED
                                                 FEBRUARY 29, 2004             FEBRUARY 28, 2003
                                            ---------------------------   ---------------------------
     CLASS III:                               SHARES         AMOUNT         SHARES         AMOUNT
                                            ----------   --------------   ----------   --------------
     Shares sold                            12,008,797   $  146,663,950    3,123,659   $   29,900,170
     Shares issued to shareholders
       in reinvestment of distributions        200,502        2,362,450      194,117        1,784,356
     Shares repurchased                       (963,205)     (10,110,464)    (229,938)      (2,101,159)
                                            ----------   --------------   ----------   --------------
     Net increase                           11,246,094   $  138,915,936    3,087,838   $   29,583,367
                                            ==========   ==============   ==========   ==============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Tax-Managed International Equities Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE YEAR ENDED FEBRUARY 29, 2004

     During the year ended February 29, 2004, the Fund paid foreign taxes of $461,414 and recognized foreign source income of $4,115,415.

     The Fund's distributions to shareholders included:
          For taxable, non-corporate shareholders, 82.58% of the Fund's income represents qualified dividend income subject to the 15% rate category.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                                                             PRINCIPAL           FUND           OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)       COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,     POSITION(S)        AND LENGTH OF       DURING PAST        OVERSEEN BY      HELD BY
     AND DOB       HELD WITH TRUST     TIME SERVED          FIVE YEARS          TRUSTEE        TRUSTEE
----------------   ---------------   -----------------   -----------------   -------------   -------------
Jay O. Light       Trustee           Since May 1996      Professor of
c/o GMO Trust                                            Business                 41             *(2)
40 Rowes Wharf                                           Administration
Boston, MA 02110                                         and Senior
DOB: 10/03/1941                                          Associate Dean,
                                                         Harvard
                                                         University.

Donald W.          Trustee           Since               Advisory Counsel,
Glazer, Esq.                         December 2000       Goodwin Procter          41             None
c/o GMO Trust                                            LLP; Secretary
40 Rowes Wharf                                           and Consultant,
Boston, MA 02110                                         Provant, Inc.
DOB:  07/26/1944                                         (provider of
                                                         performance
                                                         improvement
                                                         training services
                                                         and products)(1998
                                                         - present);
                                                         Consultant -
                                                         Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                              NUMBER OF
                                                                            PORTFOLIOS IN
                                                             PRINCIPAL          FUND             OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)       COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)       AND LENGTH OF      DURING PAST FIVE   OVERSEEN BY        HELD BY
    AND DOB        HELD WITH TRUST      TIME SERVED            YEARS           TRUSTEE          TRUSTEE
----------------  ----------------  -------------------  -----------------  --------------  ---------------
R. Jeremy          Chairman of the   Since September      Chairman,
Grantham(3)        Board of          1985.                Grantham, Mayo,         41             None
c/o GMO Trust      Trustees          President from       Van Otterloo &
40 Rowes Wharf                       February 2002 -      Co. LLC
Boston, MA 02110                     October 2002;
DOB:  10/06/1938                     President
                                     Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                    TERM OF OFFICE(4)
   NAME, ADDRESS, AND        POSITION(S) HELD          AND LENGTH OF       PRINCIPAL OCCUPATION(S)
           DOB                  WITH TRUST              TIME SERVED        DURING PAST FIVE YEARS
------------------------   --------------------   ---------------------   -------------------------
Scott Eston                President and Chief    President and Chief     Chief Financial Officer
c/o GMO Trust              Executive Officer      Executive Officer       (1997 - present), Chief
40 Rowes Wharf                                    since October 2002;     Operating Officer (2000 -
Boston, MA 02110                                  Vice President from     present) and Member,
DOB:  01/20/1956                                  August 1998 - October   Grantham, Mayo, Van Otterloo
                                                  2002.                   & Co. LLC.

Susan Randall Harbert      Chief Financial        Chief Financial         Member, Grantham, Mayo, Van
c/o GMO Trust              Officer and            Officer since           Otterloo & Co. LLC.
40 Rowes Wharf             Treasurer              February 2000;
Boston, MA 02110                                  Treasurer since
DOB:  04/25/1957                                  February 1998.

Brent Arvidson             Assistant Treasurer    Since September 1998.   Senior Fund Administrator,
c/o GMO Trust                                                             Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                                            & Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.     Vice President and     Vice President since    General Counsel, Anti-Money
c/o GMO Trust              Clerk                  February 1997; Clerk    Laundering Reporting Officer
40 Rowes Wharf                                    since March 2001 -      (July 2002 - February 2003)
Boston, MA 02110                                  present and May 1999    and Member, Grantham, Mayo,
DOB:  07/20/1965                                  - August 1999.          Van Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.   Vice President and     Vice President since    Associate General Counsel,
c/o GMO Trust              Secretary              August 1999;            Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                    Secretary since March   & Co. LLC (June 1999 -
Boston, MA 02110                                  2001.                   present);  Associate/Junior
DOB:  02/18/1945                                                          Partner, Hale and Dorr LLP
                                                                          (1991 - 1999).

Julie Perniola             Vice President and     Since February 2003.    Anti-Money Laundering
c/o GMO Trust              Anti-Money                                     Reporting Officer (February
40 Rowes Wharf             Laundering                                     2003 - present) and
Boston, MA 02110           Compliance Officer                             Compliance Officer, Grantham,
DOB:  10/07/1970                                                          Mayo, Van Otterloo & Co. LLC.

William L. Nemerever       Vice President         Vice President since    Member, Grantham, Mayo, Van
c/o GMO Trust                                     February 2004.          Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the International Active Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The Class III shares of the GMO Foreign Fund returned +52.8% for the fiscal year ended February 29, 2004, as compared to +53.6% for the MSCI EAFE Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in international equity securities throughout the fiscal year.

Stock selection subtracted 3.0% from returns for the fiscal year. Stock selection was negative in Japan, Norway, Finland, and Sweden. Stock selection was positive in the Netherlands, Australia, and Hong Kong.

Country selection added 2.2% to performance for the fiscal year. The largest positive contributions to country selection came from overweight positions in Germany and Norway, which added 1.1% and 0.6%, respectively. An underweight position in Japan added an additional 0.3% to returns.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

FOREIGN FUND-III
As Of: 2/29/2004

               GMO FOREIGN FUND   MSCI EAFE INDEX
 2/28/1994        35,000,000        35,000,000     35,000,000
 3/31/1994        33,893,300        33,492,515     35,000,000
 6/30/1994        34,506,045        35,203,700     35,000,000
 9/30/1994        35,343,140        35,237,790     35,000,000
12/31/1994        34,756,225        34,878,305     35,000,000
 3/31/1995        34,491,485        35,528,010     35,000,000
 6/30/1995        36,708,350        35,785,960     35,000,000
 9/30/1995        38,816,960        37,277,870     35,000,000
12/31/1995        39,570,265        38,787,385     35,000,000
 3/31/1996        40,706,225        39,908,155     35,000,000
 6/30/1996        42,209,545        40,539,590     35,000,000
 9/30/1996        42,293,965        40,488,735     35,000,000
12/31/1996        45,236,345        41,132,875     35,000,000
 3/31/1997        45,661,490        40,488,630     35,000,000
 6/30/1997        51,145,955        45,742,970     35,000,000
 9/30/1997        53,192,755        45,420,900     35,000,000
12/31/1997        48,340,530        41,864,200     35,000,000
 3/31/1998        54,632,620        48,022,415     35,000,000
 6/30/1998        54,111,890        48,532,260     35,000,000
 9/30/1998        47,121,760        41,633,935     35,000,000
12/31/1998        55,084,575        50,235,745     35,000,000
 3/31/1999        55,263,425        50,934,625     35,000,000
 6/30/1999        60,226,390        52,228,925     35,000,000
 9/30/1999        63,407,575        54,521,075     35,000,000
12/31/1999        71,039,185        63,781,515     35,000,000
 3/31/2000        68,719,945        63,714,455     35,000,000
 6/30/2000        68,518,275        61,190,325     35,000,000
 9/30/2000        64,846,985        56,254,485     35,000,000
12/31/2000        66,398,325        54,744,970     35,000,000
 3/31/2001        60,536,245        47,240,725     35,000,000
 6/30/2001        62,567,680        46,747,155     35,000,000
 9/30/2001        54,698,175        40,202,575     35,000,000
12/31/2001        59,695,405        43,006,180     35,000,000
 3/31/2002        62,128,325        43,224,860     35,000,000
 6/30/2002        63,849,170        42,308,700     35,000,000
 9/30/2002        53,474,190        33,959,590     35,000,000
12/31/2002        56,270,025        36,151,010     35,000,000
 3/31/2003        52,945,795        33,181,750     35,000,000
 6/30/2003        62,918,450        39,575,410     35,000,000
 9/30/2003        67,924,255        42,791,910     35,000,000
12/31/2003        79,278,255        50,100,155     35,000,000
 2/29/2004        82,173,420        51,981,475     35,000,000

Average Annual Returns
Inception               8/31/1984

      1YR               5YR            10YR(ITD)
     52.76              9.25             8.91

FOREIGN FUND-II
As Of: 2/29/2004

Average Annual Returns
Inception               9/30/1996

      1YR               5YR            10YR(ITD)
     52.49              9.17             9.29

FOREIGN FUND-IV
As Of: 2/29/2004

AVerage Annual Returns
Inception               1/9/1998

      1YR               5YR            10YR(ITD)
     52.84              9.32             9.47

FOREIGN FUND-CLASS M
As Of: 2/29/2004

Average Annual Returns
Inception               1/25/2002

      1YR               5YR            10YR(ITD)
      52.1              N/A               17.17

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The Fund commenced operations on June 28, 1996 subsequent to a transaction involving, in essence, the reorganization of the GMO International Equities Pool of the Common Fund for Non-Profit Organizations (the "GMO Pool") as the Foreign Fund. All information relating to the time periods prior to June 28, 1996 relates to the GMO Pool. Performance for Classes II, IV and M may vary due to different shareholder servicing fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 93.2%

                  AUSTRALIA -- 2.4%
      2,217,930   Amcor Ltd                                                                     13,193,690
      1,414,200   AMP Ltd                                                                        5,346,517
         12,673   Batvia Mining Ltd *                                                                1,222
        392,400   Brambles Industries Ltd                                                        1,607,636
        530,700   Commonwealth Bank of Australia                                                12,971,743
        855,418   Foodland Associated                                                           13,417,754
      2,135,000   Foster's Group Ltd                                                             7,198,523
      4,218,080   John Fairfax Holdings Ltd                                                     11,032,618
        824,550   Lihir Gold Ltd                                                                   706,162
         76,000   Lihir Gold Ltd ADR 144A *                                                      1,314,800
        171,700   National Australia Bank Ltd                                                    4,093,482
     10,946,321   Pasminco Ltd *(a)                                                                     --
        577,300   Sons of Gwalia Ltd *                                                           1,411,968
      1,226,727   Westpac Banking Corp                                                          15,948,209
        769,320   Woolworths Ltd                                                                 6,962,563
                                                                                           ---------------
                                                                                                95,206,887
                                                                                           ---------------

                  AUSTRIA -- 0.6%
         49,785   Erste Bank Der Oesterreichischen Sparkassen AG                                 6,952,824
         24,410   Flughafen Wien AG                                                              1,349,659
         37,070   OMV AG                                                                         5,976,217
        406,120   Telekom Austria AG *                                                           5,878,638
         26,424   VA Technologie AG (Bearer) *                                                   1,074,257
        117,410   Wienerberger AG                                                                3,705,401
                                                                                           ---------------
                                                                                                24,936,996
                                                                                           ---------------

                  BELGIUM -- 1.4%
         68,534   Almanij NV                                                                     4,180,185
         25,192   CIE Francois d' Entreprises                                                    6,166,309
        355,520   Dexia                                                                          6,590,665
         31,893   Electrabel SA                                                                 10,560,609
        153,095   Fortis                                                                         3,540,004
         43,735   Groupe Bruxelles Lambert SA                                                    2,613,789

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  BELGIUM -- CONTINUED
        225,760   KBC Bancassurance Holding                                                     12,892,093
         60,242   Solvay SA                                                                      5,089,847
         83,779   UCB SA                                                                         3,099,961
                                                                                           ---------------
                                                                                                54,733,462
                                                                                           ---------------

                  BRAZIL -- 0.4%
        533,600   Cia de Concessoes Rodoviarias                                                  4,479,492
    108,700,000   Electrobas (Centro)                                                            1,216,694
         66,800   Unibanco-Uniao de Bancos Brasileiros SA GDR                                    1,519,700
        257,100   Votorantim Celulose e Papel SA ADR                                             8,741,400
                                                                                           ---------------
                                                                                                15,957,286
                                                                                           ---------------

                  CANADA -- 0.4%
      1,418,900   Hudson's Bay Co                                                               13,789,794
        220,100   KAP Resources Ltd *(a)                                                             1,640
        190,600   Methanex Corp                                                                  2,166,313
                                                                                           ---------------
                                                                                                15,957,747
                                                                                           ---------------

                  CHILE -- 0.1%
        122,500   CorpBanca SA ADR 144A                                                          3,322,555
                                                                                           ---------------

                  CHINA -- 0.6%
      4,108,500   China Mobile Ltd                                                              14,462,368
      3,923,230   Shanghai Industrial Holdings Ltd                                              10,282,044
                                                                                           ---------------
                                                                                                24,744,412
                                                                                           ---------------

                  FINLAND -- 2.6%
      1,429,400   Huhtamaki Oyj                                                                 18,470,707
        136,100   Jaakko Poyry Group                                                             3,737,204
      2,108,100   Nokia Oyj                                                                     46,178,510
        621,400   Rapala VMC Oyj *                                                               4,671,141
        118,400   Stockmann Oyj AB Class A                                                       2,758,350
        348,400   Stockmann Oyj AB Class B                                                       8,159,920
        539,800   Uponor Oyj                                                                    17,974,800
                                                                                           ---------------
                                                                                               101,950,632
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  FRANCE -- 4.9%
         38,960   Accor SA                                                                       1,709,279
        203,700   Arcelor                                                                        3,723,061
         99,740   Assurances Generales de France                                                 6,407,023
        377,340   Axa                                                                            8,664,255
         93,105   BIC SA                                                                         4,024,610
        310,271   BNP Paribas                                                                   19,603,271
          6,082   Cap Gemini SA *                                                                  252,098
         25,010   Casino Guichard Perrachon SA                                                   2,479,779
         33,520   Christian Dior SA                                                              2,284,426
        198,260   Cie de Saint-Gobain                                                           10,407,783
        157,617   Credit Agricole SA                                                             4,053,870
        250,300   France Telecom SA *                                                            6,894,820
         45,638   Group Danone                                                                   7,955,742
         15,875   Guyenne et Gascogne SA                                                         1,841,300
         20,198   Imerys SA                                                                      4,424,427
         21,678   Lafarge SA                                                                     1,866,590
        137,866   Lagardere S.C.A.                                                               8,350,802
         71,300   M6-Metropole Television                                                        2,172,233
        138,404   Michelin SA Class B                                                            6,672,318
         25,783   Pernod Ricard                                                                  3,163,494
        220,092   Peugeot SA                                                                    10,952,246
         61,800   Publicis Groupe                                                                2,136,200
         86,064   Schneider Electric SA                                                          5,720,997
      1,194,920   Suez SA                                                                       26,531,376
         23,110   Technip SA                                                                     3,215,988
         92,614   Thales SA                                                                      3,523,532
        174,757   Total SA                                                                      31,918,929
         98,431   Wendel Investissement                                                          4,878,568
         23,331   Worms et Cie SA                                                                  602,966
                                                                                           ---------------
                                                                                               196,431,983
                                                                                           ---------------

                  GERMANY -- 9.5%
         60,530   Aareal Bank AG                                                                 1,857,651
        241,120   Adidas-Salomon AG                                                             27,202,917
        228,881   Allianz AG (Registered)                                                       28,552,218
        477,500   BASF AG                                                                       25,392,972
        363,110   Commerzbank AG                                                                 7,038,161

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  GERMANY -- CONTINUED
      1,289,020   Continental AG                                                                52,853,043
      1,049,417   DaimlerChrysler AG (Registered)                                               47,070,812
         63,030   Depfa Bank Plc                                                                 9,867,662
      1,656,370   Deutsche Lufthansa AG                                                         29,635,772
      2,279,223   Deutsche Telekom (Registered) *                                               44,631,289
        132,900   E. On AG                                                                       8,974,720
        322,750   Fraport AG *                                                                   9,684,558
        146,748   Fresenius Medical Care AG                                                      9,836,940
        238,140   K&S AG                                                                         7,752,290
         36,310   Koelnische Rueckversicherungs-Gesellschaft AG (New Shares) *                   3,338,523
        117,410   Koelnische Rueckversicherungs-Gesellschaft AG (Registered) *                  10,723,780
        101,490   MG Technologies AG                                                             1,538,436
         87,014   Muenchener Rueckversicherungs AG (Registered)                                 10,162,800
         89,770   Repower Systems AG                                                             2,303,285
         61,000   Rheinmetall AG                                                                 2,122,190
        148,600   Schering AG                                                                    7,348,493
        947,300   ThyssenKrupp AG                                                               18,279,124
        262,800   Volkswagen AG                                                                 12,440,755
                                                                                           ---------------
                                                                                               378,608,391
                                                                                           ---------------

                  GREECE -- 0.1%
        117,800   Greek Organization of Football Prognostics SA                                  2,177,934
                                                                                           ---------------

                  HONG KONG -- 2.9%
        964,400   Dah Sing Financial Services                                                    7,464,828
      9,915,430   Hang Lung Group Co Ltd                                                        15,604,619
      8,147,420   Hang Lung Properties Ltd                                                      11,775,468
      5,344,000   Hong Kong Land Holdings                                                       10,153,600
      5,761,000   Hopewell Highway Infrastructure Ltd                                            3,552,586
      4,252,000   Hysan Development Co Ltd                                                       8,002,698
      2,412,573   Jardine Strategic Holdings Ltd                                                11,773,356
      1,017,740   Swire Pacific Ltd Class A                                                      7,191,261
     10,731,290   Swire Pacific Ltd Class B                                                     12,476,882
      3,510,000   Wharf Holdings Ltd                                                            10,957,688

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  HONG KONG -- CONTINUED
      8,444,000   Wheelock and Co Ltd                                                           11,770,191
      2,173,000   Yue Yuen Industrial Holdings                                                   6,281,275
                                                                                           ---------------
                                                                                               117,004,452
                                                                                           ---------------

                  INDIA -- 1.1%
        416,217   Bharat Petrol Corp                                                             4,270,284
        100,000   Corporation Bank                                                                 555,543
        135,100   Gail India Ltd GDR 144A                                                        3,685,528
         60,000   Hindalco Industries Ltd                                                        1,658,074
        228,700   Hindalco Industries Ltd GDR 144A                                               6,925,036
        850,000   ICICI Bank Ltd                                                                 5,111,087
        349,000   ITC Ltd GDR                                                                    9,660,320
      3,151,500   Mirc Electronics Ltd                                                           1,905,461
        218,945   Reliance Industries Ltd GDR 144A                                               6,423,846
        483,333   Satyam Computer Services Ltd                                                   3,312,330
                                                                                           ---------------
                                                                                                43,507,509
                                                                                           ---------------

                  INDONESIA -- 0.5%
      9,523,915   Astra International Tbk                                                        6,082,690
      6,183,000   Bank Rakyat Indonesia *                                                        1,133,489
      7,677,000   Indocement Tunggal Prakarsa *                                                  2,156,461
         38,700   Indonesian Satellite Corp Tbk PT ADR                                             834,372
      2,402,500   Indonesian Satellite Corp Tbk PT Class A *                                     5,185,763
     32,788,000   PT Bank Mandiri                                                                5,429,119
                                                                                           ---------------
                                                                                                20,821,894
                                                                                           ---------------

                  IRELAND -- 1.4%
      1,624,753   Allied Irish Banks Plc                                                        24,669,193
      1,689,670   Bank of Ireland                                                               22,106,840
        141,122   CRH Plc                                                                        2,945,781
        400,000   Grafton Group Plc (New Units) *                                                2,982,000
        200,000   Irish Life & Permanent Plc                                                     3,255,350
                                                                                           ---------------
                                                                                                55,959,164
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  ITALY -- 4.0%
        628,600   Alleanza Assicurazioni SPA                                                     7,380,785
        211,131   Assicurazioni Generali SPA                                                     5,705,683
      1,058,431   Banca Intesa SPA                                                               3,932,151
        790,023   Banca Intesa SPA (Savings Shares)                                              2,242,964
        680,524   Banca Monte dei Paschi di Siena SPA                                            2,219,572
        276,039   Banca Nazionale Del Lavoro SPA *                                                 720,255
        206,054   Buzzi Unicem SPA                                                               2,498,776
      1,247,760   CIR-Compagnie Industriali Riunite SPA                                          2,480,547
        178,447   Danieli and Co SPA (Savings Shares)                                              354,753
      1,939,257   Edison SPA *                                                                   3,592,604
      1,561,635   Enel SPA                                                                      12,068,862
      1,983,321   ENI SPA                                                                       38,861,638
         47,647   Ericsson SPA                                                                   1,542,196
        640,410   Fiat SPA *                                                                     4,941,356
        179,346   Grouppo Editoriale L'Espresso                                                  1,109,730
        382,970   Italcementi SPA                                                                3,007,310
         58,000   Pagnossin SPA *                                                                   93,612
        539,071   RAS SPA                                                                        9,792,413
        129,452   Sanpaolo IMI SPA                                                               1,664,737
        568,000   Snam Rete Gas SPA                                                              2,625,353
      1,017,900   Telecom Italia Mobile SPA                                                      5,754,570
        841,906   Telecom Italia Mobile SPA (Savings Shares)                                     4,696,846
      5,335,098   Telecom Italia SPA *                                                          16,771,014
      7,722,676   Telecom Italia SPA (Savings Shares)*                                          17,127,833
      1,268,782   UniCredito Italiano SPA                                                        6,684,197
                                                                                           ---------------
                                                                                               157,869,757
                                                                                           ---------------

                  JAPAN -- 20.7%
        152,200   Acom Co Ltd                                                                    9,165,989
        553,900   Aeon Co Ltd                                                                   20,126,149
        622,700   Aisin Seiki Co Ltd                                                            10,441,025
        619,000   Ajinomoto Co Inc                                                               6,747,474
        395,000   Alps Electric Co Ltd                                                           5,158,933
        237,883   Arisawa Manufacturing                                                          8,164,573
        540,900   Bandai Co                                                                     12,302,183
        804,000   Bank of Fukuoka Ltd                                                            3,252,499

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  JAPAN -- CONTINUED
        928,000   Canon Inc                                                                     45,270,364
      1,019,500   Chubu Electric Power Co Inc                                                   21,787,777
        888,000   Daikin Industries Ltd                                                         19,505,766
      1,244,000   Daimaru Inc                                                                    7,867,509
      1,719,000   Daiwa Securities Co Ltd                                                       11,548,105
      1,027,500   Denso Corp                                                                    21,488,537
          3,905   East Japan Railway Co                                                         18,227,622
        415,600   Eisai Co Ltd                                                                  11,278,180
        125,000   Fanuc Ltd                                                                      7,848,252
        464,400   Fuji Photo Film Co Ltd                                                        14,493,904
        746,000   Fujikura Ltd                                                                   3,625,535
      1,051,200   Honda Motor Co Ltd                                                            45,796,376
        111,000   Isetan Co Ltd                                                                  1,273,970
      2,303,000   Itochu Corp                                                                    7,862,154
        823,900   JFE Holdings Inc                                                              20,812,411
        146,000   Kajima Corp                                                                      510,452
        892,000   Kaneka Corp                                                                    7,666,008
      1,101,000   Kao Corp                                                                      23,227,210
          4,439   KDDI Corp                                                                     23,035,997
      1,163,000   Komatsu Ltd                                                                    7,067,838
      1,702,000   Konica Minolta Holdings Inc                                                   19,534,212
         62,800   Kose Corp                                                                      2,103,679
        589,100   Marui Co Ltd                                                                   8,680,679
      2,111,000   Mitsubishi Corp                                                               20,827,915
      4,471,000   Mitsubishi Electric Corp                                                      21,442,468
      1,574,000   Mitsubishi Rayon Co Ltd                                                        5,459,876
          2,539   Mitsubishi Tokyo Finance Group Inc                                            19,520,044
        897,000   Mitsui Fudosan Co Ltd                                                          9,556,178
      1,959,000   Mitsui Mining & Smelting Co Ltd                                                7,781,494
      1,030,000   Mitsui OSK Lines Ltd                                                           4,939,777
         88,800   Namco Ltd                                                                      2,186,271
        154,700   NEC Electronics Corp *                                                         9,769,632
      1,407,000   Nippon Express Co Ltd                                                          7,713,646
      1,796,000   Nippon Mining Holdings Inc                                                     6,262,823
      2,710,200   Nissan Motor Co                                                               30,088,528

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  JAPAN -- CONTINUED
        227,300   Nissin Food Products                                                           5,575,362
      1,535,000   NTN Corp                                                                       6,954,283
          5,689   NTT Docomo Inc                                                                11,819,541
        672,600   Omron Corp                                                                    14,620,401
        134,000   ORIX Corp                                                                     12,325,645
      1,225,000   Ricoh Company Ltd                                                             24,778,052
        199,000   Rinnai Corp                                                                    4,954,055
      1,681,000   Sanyo Electric Co Ltd                                                          8,231,146
        117,000   Seino Transportation Co Ltd                                                    1,013,015
        542,000   Sekisui House Ltd                                                              5,168,991
      1,226,000   Sharp Corp                                                                    20,332,345
        432,700   Showa Corp                                                                     3,904,834
        259,000   Sompo Japan Insurance Inc                                                      2,197,446
      1,435,000   Sumitomo Electric Industries Ltd                                              12,306,379
          1,948   Sumitomo Mitsui Financial Group Inc                                           10,840,051
      1,111,000   Sumitomo Trust & Banking                                                       5,979,023
      1,555,000   Taisei Corp                                                                    5,408,201
        345,500   Takeda Chemical Industries Ltd                                                14,229,819
        387,500   Tokyo Broadcasting System Inc                                                  6,281,004
      3,164,000   Tokyo Gas Co                                                                  11,757,130
      1,693,000   Toray Industries Inc                                                           6,445,982
        255,640   Tostem Inax Holding Corp                                                       4,527,397
        701,000   Toto Ltd                                                                       6,107,926
        525,000   Ushio Inc                                                                      9,047,913
          1,733   Vodafone                                                                       3,981,173
          1,515   West Japan Railway Co                                                          5,504,805
        402,500   Yamaha Corp                                                                    7,459,843
        215,000   Yamanouchi Pharmaceutical Co Ltd                                               7,202,087
        507,000   Yokogawa Electric Corp                                                         6,881,576
        850,000   Zeon Corp                                                                      6,060,315
                                                                                           ---------------
                                                                                               823,315,754
                                                                                           ---------------

                  MALAYSIA -- 0.2%
      1,020,000   Malaysian International Shipping (Foreign Registered)                          3,489,474
      1,547,400   Perusahaan Otomobil Nasional                                                   3,929,582
                                                                                           ---------------
                                                                                                 7,419,056
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  MEXICO -- 0.1%
        600,000   Alfa SA de CV Class A                                                          2,223,327
      1,909,700   Grupo Financiero BBVA Bancomer SA Class B *                                    2,048,727
        203,946   Hylsamex SA de CV *                                                              164,971
                                                                                           ---------------
                                                                                                 4,437,025
                                                                                           ---------------

                  NETHERLANDS -- 3.7%
        172,700   ABN Amro Holdings NV                                                           3,989,038
        453,785   Aegon NV                                                                       6,715,190
        264,802   Akzo Nobel NV                                                                 10,196,221
        334,350   Fortis NV                                                                      7,735,304
         22,308   Fugro NV                                                                       1,289,150
      1,033,254   Hagemeyer NV                                                                   2,452,093
        139,274   Hal Trust (Participating Units)                                                4,585,771
        919,740   ING Groep NV                                                                  22,489,850
        189,013   Koninklijke Ahold NV *                                                         1,571,137
        462,800   Koninklijke KPN NV *                                                           3,651,434
        404,744   Koninklijke Vendex KBB NV                                                      6,939,943
         96,631   Koninklijke Wessanen NV                                                        1,308,698
        214,320   Laurus NV *                                                                      340,855
      1,021,832   Philips Electronics NV                                                        31,042,362
         92,391   Philips Electronics NV ADR                                                     2,810,534
        274,870   Royal Dutch Petroleum                                                         13,558,581
        115,807   TPG NV                                                                         2,528,151
         83,123   Unilever NV                                                                    6,026,407
         36,434   Univar NV *                                                                      748,753
        100,010   Van Ommeren Vopak NV                                                           1,923,582
         67,067   VNU NV                                                                         2,184,932
         49,287   Wereldhave NV                                                                  4,093,834
        469,507   Wolters Kluwer NV                                                              8,382,918
                                                                                           ---------------
                                                                                               146,564,738
                                                                                           ---------------

                  NEW ZEALAND -- 0.9%
      1,972,386   Air New Zealand *                                                                554,349
      3,316,577   Carter Holt Harvey Ltd                                                         4,342,411
      7,447,043   Telecom Corp of New Zealand                                                   29,251,352
      8,100,237   Trans Tasman Properties Ltd *                                                  1,998,976
                                                                                           ---------------
                                                                                                36,147,088
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  NORWAY -- 2.2%
        813,300   Ekornes ASA                                                                   15,828,239
      1,043,020   Prosafe ASA                                                                   23,558,684
      4,016,720   Statoil ASA                                                                   47,645,217
                                                                                           ---------------
                                                                                                87,032,140
                                                                                           ---------------

                  SINGAPORE -- 1.0%
      4,142,940   Allgreen Properties Ltd                                                        2,798,873
      1,820,580   DBS Group Holdings Ltd                                                        15,721,854
      7,262,000   MobileOne Ltd                                                                  6,612,483
      6,132,000   Singapore Post Ltd                                                             2,701,718
      5,593,000   Singapore Telecom Ltd                                                          7,655,568
      6,934,320   SMRT Corp Ltd                                                                  2,383,068
                                                                                           ---------------
                                                                                                37,873,564
                                                                                           ---------------

                  SOUTH AFRICA -- 0.1%
        226,334   Allied Technologies Ltd                                                        1,097,387
      2,088,861   Old Mutual Plc                                                                 3,693,153
        255,341   Western Areas Ltd *                                                            1,222,289
                                                                                           ---------------
                                                                                                 6,012,829
                                                                                           ---------------

                  SOUTH KOREA -- 0.8%
         19,865   Hansol Paper Co                                                                  170,609
        289,650   Korea Electric Power Corp                                                      5,098,431
      1,301,900   KT Corp ADR                                                                   24,762,138
          8,420   SK Telecom Co Ltd                                                              1,704,048
                                                                                           ---------------
                                                                                                31,735,226
                                                                                           ---------------

                  SPAIN -- 4.5%
        118,370   ACS Actividades Cons y Serv                                                    5,988,883
        345,460   Altadis SA                                                                    11,117,162
        890,000   Amadeus Global Travel Distribution Class A                                     5,296,902
          7,475   Antena 3 Television SA *                                                         332,871
      1,325,392   Banco Bilbao Vizcaya Argentaria SA                                            18,279,475
        129,863   Banco Popular Espanol                                                          7,882,181
      1,542,332   Banco Santander Central Hispano SA                                            17,860,359

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  SPAIN -- CONTINUED
      1,050,118   Endesa SA                                                                     20,550,153
        292,900   Gas Natural SDG SA                                                             7,296,761
      1,007,423   Iberdrola SA                                                                  20,778,603
         76,000   Inditex SA                                                                     1,661,968
        142,650   Red Electrica de Espana                                                        2,428,224
        928,629   Repsol YPF SA                                                                 19,038,055
      2,231,622   Telefonica SA                                                                 36,240,370
        116,477   Transportes Azkar SA                                                             835,050
        255,290   Union Fenosa SA                                                                5,240,108
                                                                                           ---------------
                                                                                               180,827,125
                                                                                           ---------------

                  SWEDEN -- 1.0%
        538,090   Autoliv Inc SDR                                                               23,745,005
      1,063,500   Billerud AB                                                                   16,429,233
                                                                                           ---------------
                                                                                                40,174,238
                                                                                           ---------------

                  SWITZERLAND -- 3.5%
        314,296   ABB Ltd *                                                                      1,903,024
        158,220   Baloise Holding Ltd                                                            7,580,557
          1,460   Bank Sarasin & Cie AG Class B (Registered)                                     2,643,990
          2,822   Banque Cantonale Vaudoise *                                                      364,401
          2,516   Belimo Holding AG (Registered)                                                 1,069,753
         20,560   Bobst Group AG (Registered)                                                      736,569
         78,780   Converium Holding AG                                                           4,177,657
        208,500   Credit Suisse Group                                                            7,584,505
          8,485   Energiedienst Holding AG (Registered)                                          2,471,911
         25,103   Fischer (George) AG (Registered) *                                             5,633,129
          5,897   Forbo Holdings AG (Registered) *                                               1,657,595
         10,978   Geberit AG (Registered)                                                        5,583,865
        116,095   Holcim Ltd                                                                     6,019,334
            740   Jelmoli Holding AG (Bearer)                                                      806,976
          4,586   Jelmoli Holding AG (Registered)                                                  992,992
         27,999   Lonza Group AG (Registered)                                                    1,409,815
         72,940   Nestle SA (Registered)                                                        19,239,321
        516,354   Novartis AG (Registered)                                                      22,747,141

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  SWITZERLAND -- CONTINUED
         19,100   Rieter Holding AG (Registered)                                                 4,752,254
          1,674   Sulzer AG (Registered)                                                           421,779
            504   Swiss National Insurance Co (Registered)                                         246,831
        114,436   Swiss Reinsurance Co                                                           8,235,463
         30,650   Swisscom AG (Registered)                                                      10,196,154
        154,690   UBS AG (Registered)                                                           11,363,786
         34,280   Unique Zurich Airport AG *                                                     2,441,342
         16,811   Valora Holding AG                                                              4,374,659
         26,051   Zurich Financial Services AG *                                                 4,266,452
                                                                                           ---------------
                                                                                               138,921,255
                                                                                           ---------------

                  TAIWAN -- 0.5%
        375,300   Chunghwa Telecom Co Ltd ADR                                                    6,169,932
        485,512   Compal Electronics GDR 144A                                                    3,252,930
        646,070   Standard Foods Corp                                                              197,569
        464,863   Taiwan Cement Corp                                                               278,737
      9,160,160   United Microelectronics Corp *                                                 8,348,639
                                                                                           ---------------
                                                                                                18,247,807
                                                                                           ---------------

                  THAILAND -- 0.5%
      1,268,600   PTT Exploration & Production Pcl (Foreign Registered) (a)                      8,136,605
        333,000   Siam Cement Pcl (Foreign Registered)                                           2,237,516
        813,500   Siam Cement Pcl (Foreign Registered) NVDR                                      4,969,203
      2,959,000   Thai Airways International (Foreign Registered) (a)                            4,518,707
      1,450,800   Tipco Asphalt Pcl (Foreign Registered) *(a)                                    1,513,942
                                                                                           ---------------
                                                                                                21,375,973
                                                                                           ---------------

                  UNITED KINGDOM -- 20.6%
      1,311,388   Abbey National Plc                                                            11,803,318
      3,010,200   Aggregate Industries Plc                                                       4,818,209
      1,467,891   Allied Domecq Plc                                                             12,319,797
        362,539   Amersham Plc                                                                   5,348,759
        286,000   Amvescap Plc                                                                   2,262,359
        599,900   Associated British Foods Plc                                                   6,523,905
        281,200   AstraZeneca Plc                                                               13,317,637

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  UNITED KINGDOM -- CONTINUED
      1,600,606   Aviva Plc                                                                     16,753,082
        174,372   AWG Plc *                                                                      1,808,922
        761,428   BAA Plc                                                                        7,418,555
      5,236,410   BAE Systems Plc                                                               18,487,981
      4,355,194   Barclays Plc                                                                  39,098,460
        676,942   BBA Group Plc                                                                  3,470,443
        131,635   Berkeley Group Plc                                                             2,215,694
      2,156,846   BG Group Plc                                                                  12,688,479
        346,047   BHP Billiton Plc                                                               3,172,438
        534,990   Boots Group Plc                                                                7,371,796
      3,671,051   BP Plc                                                                        29,482,117
        397,033   BPB Plc                                                                        2,740,947
        501,600   British Energy Plc (Deferred Shares) *(a)                                             --
        359,476   British Sky Broadcasting Plc *                                                 4,809,903
      6,708,601   BT Group Plc                                                                  22,005,060
        487,820   Bunzl Co                                                                       4,037,622
        219,001   Cable & Wireless *                                                               570,007
        559,100   Cadbury Schweppes Plc                                                          4,606,845
        727,200   Cattle's Plc                                                                   4,740,251
      4,246,064   Centrica Plc                                                                  16,902,269
        115,900   Cobham Group Plc                                                               2,699,345
      1,430,972   Diageo Plc                                                                    19,784,204
      1,450,035   Dixons Group Plc (New Shares)                                                  4,265,195
        526,698   FKI Plc                                                                        1,163,161
      1,536,913   Gallaher Group Plc                                                            18,824,541
      1,669,593   GlaxoSmithKline Plc                                                           34,733,408
        620,089   GUS Plc                                                                        8,412,064
        471,658   Hanson Plc                                                                     3,803,191
      1,580,900   Hays Plc                                                                       4,107,368
      2,642,189   HBOS Plc                                                                      35,819,150
      1,485,092   Hilton Group Plc                                                               6,097,725
      1,961,694   HSBC Holdings Plc                                                             31,872,680
      1,597,593   Imperial Chemical Industries Plc                                               6,982,135
        807,118   Imperial Tobacco Group Plc                                                    17,360,077
        220,416   Intercontinental Hotels Group Plc                                              2,127,050
      1,125,640   International Power Plc *                                                      2,934,993

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  UNITED KINGDOM -- CONTINUED
      1,339,500   John Wood Group Plc                                                            3,430,465
        213,370   Johnson Matthey Plc                                                            3,638,983
        283,803   Kesa Electricals Plc                                                           1,432,574
        617,973   Kidde Plc                                                                      1,092,360
      1,336,484   Kingfisher Plc                                                                 7,428,340
      5,249,144   Legal & General Group Plc                                                      9,741,361
      3,179,920   Lloyds TSB Group Plc                                                          26,423,051
         64,438   Lonmin Plc                                                                     1,443,379
        663,869   Marks & Spencer Group Plc                                                      3,609,784
        880,000   Matalan Plc                                                                    2,555,808
        202,128   Mitchells & Butlers Plc                                                          890,884
      1,647,501   mmO2 Plc *                                                                     3,240,878
      1,751,944   National Grid Transco Plc                                                     14,012,921
        255,132   Next Plc                                                                       6,586,023
        278,000   Northern Rock Plc                                                              3,995,742
        892,000   Pearson Plc                                                                   10,263,316
      1,105,017   Peninsular & Oriental Steam Navigation Co                                      4,706,335
        837,500   Photo-Me International Plc *                                                   2,082,672
        963,481   Prudential Plc                                                                 8,801,568
        328,240   Rank Group Plc                                                                 1,914,247
        257,990   Reed Elsevier Plc                                                              2,373,541
      3,239,220   Rentokil Initial Plc                                                          11,752,178
        491,169   Reuters Group Plc                                                              3,564,010
        625,836   Rexam Plc                                                                      5,261,262
        128,941   RMC Group Plc                                                                  1,658,271
      1,501,035   Royal Bank of Scotland Group                                                  47,466,978
      1,090,400   SABMiller Plc                                                                 11,412,903
      1,064,183   Sainsbury (J) Plc                                                              5,909,921
      1,144,921   Scottish & Newcastle Plc                                                       9,030,164
        492,360   Scottish & Southern Energy Plc                                                 6,254,425
      1,335,700   Scottish Power Plc                                                             9,084,773
        668,263   Severn Trent Plc                                                               9,189,604
      4,900,050   Shell Transport & Trading Co Plc (Registered)                                 33,464,127
        497,860   Smith (David S.) Holdings Plc                                                  1,658,452
        140,434   Standard Chartered Plc                                                         2,418,530
        226,228   TI Automotive Ltd Class A *(a)                                                        --

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  UNITED KINGDOM -- CONTINUED
        948,246   Tomkins Plc                                                                    4,724,942
        135,125   Travis Perkins Plc                                                             3,407,896
        340,847   Trinity Mirror Plc                                                             3,763,636
        737,532   Unilever Plc                                                                   7,699,004
        358,784   United Utilities Plc                                                           3,362,448
        194,657   United Utilities Plc Class A                                                   1,100,892
        402,580   Viridian Group Plc                                                             4,329,491
     14,501,030   Vodafone Group Plc                                                            36,128,033
        256,654   Whitbread Plc                                                                  3,519,846
        591,321   Wolseley Plc                                                                   8,927,134
        358,600   WPP Group Plc                                                                  4,006,249
                                                                                           ---------------
                                                                                               818,520,543
                                                                                           ---------------

                  TOTAL COMMON STOCKS (COST $2,862,315,353)                                  3,707,795,422
                                                                                           ---------------

                  PREFERRED STOCKS -- 1.2%

                  BRAZIL -- 0.4%
        217,300   Cia de Bebidas das Americas ADR                                                5,845,370
        115,193   Gerdau SA                                                                      2,464,042
      1,467,000   Suzano (Registered) 4.28%                                                      6,840,124
        112,300   Ultrapar Participacoes SA ADR                                                  1,330,755
                                                                                           ---------------
                                                                                                16,480,291
                                                                                           ---------------

                  FRANCE -- 0.1%
         19,958   Casino Guichard Perrachon SA 3.74%                                             1,678,812
                                                                                           ---------------

                  GERMANY -- 0.7%
        198,504   Rheinmetall AG (Non Voting) 3.92%                                              7,436,233
        626,249   Volkswagen AG 5.30%                                                           20,075,351
                                                                                           ---------------
                                                                                                27,511,584
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES /
    PAR VALUE        DESCRIPTION                                                                 VALUE ($)
-------------------------------------------------------------------------------------------------------------
                     ITALY -- 0.0%
           157,533   Fiat SPA 4.95% *                                                                 739,877
            57,871   IFI Istituto Finanziario Industries 4.82% *                                      499,019
                                                                                              ---------------
                                                                                                    1,238,896
                                                                                              ---------------

                     THAILAND -- 0.0%
           383,480   Siam Commercial Bank Ltd *(a)                                                    463,612
                                                                                              ---------------

                     TOTAL PREFERRED STOCKS (COST $38,805,268)                                     47,373,195
                                                                                              ---------------
                     DEBT OBLIGATIONS -- 0.0%

                     UNITED KINGDOM -- 0.0%
GBP        102,000   BG Transco Holdings Plc, 4.98%, due 12/14/09                                     189,389
GBP        102,000   BG Transco Holdings Plc, 7.00%, due 12/16/24                                     214,534
GBP        102,000   BG Transco Holdings Plc Index Linked, 4.19%, due 12/14/22                        234,741
                                                                                              ---------------
                                                                                                      638,664
                                                                                              ---------------

                     TOTAL DEBT OBLIGATIONS (COST $381,364)                                           638,664
                                                                                              ---------------

                     CONVERTIBLE SECURITIES -- 1.1%

                     JAPAN -- 1.1%
JPY  2,211,000,000   SMFG Finance 144A, 2.25%, due 07/11/05                                        40,016,955
JPY    192,000,000   SMFG Finance Reg S 144A, 2.25%, due 07/11/05 *                                 3,475,014
                                                                                              ---------------
                                                                                                   43,491,969
                                                                                              ---------------

                     TOTAL CONVERTIBLE SECURITIES (COST $20,311,925)                               43,491,969
                                                                                              ---------------

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  PAR VALUE ($)      DESCRIPTION                                                                 VALUE ($)
-------------------------------------------------------------------------------------------------------------
                     SHORT-TERM INVESTMENTS -- 8.2%

                     CASH EQUIVALENTS -- 8.2%
       107,900,000   Dresdner GC Time Deposit, 1.03%, due 03/01/04                                107,900,000
       218,338,706   The Boston Global Investment Trust (b)                                       218,338,706
                                                                                              ---------------
                                                                                                  326,238,706
                                                                                              ---------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $326,238,706)                             326,238,706
                                                                                              ---------------

                     TOTAL INVESTMENTS -- 103.7%
                     (Cost $3,248,052,616)                                                      4,125,537,956

                     Other Assets and Liabilities (net) -- (3.7%)                                (147,945,212)
                                                                                              ---------------

                     TOTAL NET ASSETS -- 100.0%                                               $ 3,977,592,744
                                                                                              ===============

                     NOTES TO SCHEDULE OF INVESTMENTS:

                     *   Non-income producing security.
                     (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
                     (b) Represents investment of security lending collateral
                         (Note 2).
                     144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
                     ADR - American Depositary Receipt
                     Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
                     NVDR - Non-Voting Depository Receipt
                     SDR - Swedish Depository Receipt

                     CURRENCY ABBREVIATIONS:

                     GBP - British Pound       USD - United States Dollar
                     JPY - Japanese Yen

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
FEBRUARY 29, 2004

At February 29, 2004, industry sector diversification of the Fund's equity investments was as follows:

               INDUSTRY SECTOR
               ----------------------------------------------------------------
               Financials                                                  23.8%
               Consumer Discretionary                                      17.4
               Industrials                                                 11.7
               Telecommunication Services                                   9.3
               Energy                                                       7.7
               Materials                                                    7.7
               Consumer Staples                                             7.4
               Utilities                                                    6.3
               Information Technology                                       5.3
               Health Care                                                  3.4
                                                                          -----
                                                                          100.0%
                                                                          =====

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments, at value, including securities on loan of $206,500,978
    (cost $3,248,052,616) (Note 2)                                                 $ 4,125,537,956
  Cash                                                                                      19,894
  Foreign currency, at value (cost $81,404,882) (Note 2)                                81,348,826
  Receivable for investments sold                                                        6,206,956
  Receivable for Fund shares sold                                                       57,228,342
  Dividends and interest receivable                                                      4,248,423
  Foreign taxes receivable                                                                 956,395
  Receivable for expenses reimbursed by Manager (Note 3)                                   412,121
                                                                                   ---------------

    Total assets                                                                     4,275,958,913
                                                                                   ---------------

LIABILITIES:
  Payable for investments purchased                                                     58,117,616
  Payable upon return of securities loaned (Note 2)                                    218,338,706
  Payable for Fund shares repurchased                                                   17,592,235
  Accrued capital gain and repatriation taxes payable (Note 2)                           1,362,829
  Payable to affiliate for (Note 3):
    Management fee                                                                       1,861,863
    Shareholder service fee                                                                468,832
    12b-1 fee - Class M                                                                      4,552
    Administration fee - Class M                                                             1,926
    Trustees fee                                                                             6,819
  Accrued expenses                                                                         610,791
                                                                                   ---------------

    Total liabilities                                                                  298,366,169
                                                                                   ---------------
NET ASSETS                                                                         $ 3,977,592,744
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

STATEMENTS OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004 (CONTINUED)

NET ASSETS CONSIST OF:
  Paid-in capital                                                                  $ 3,098,745,399
  Accumulated undistributed net investment income                                       17,862,818
  Accumulated net realized loss                                                        (15,176,544)
  Net unrealized appreciation                                                          876,161,071
                                                                                   ---------------
                                                                                   $ 3,977,592,744
                                                                                   ===============

NET ASSETS ATTRIBUTABLE TO:
  Class II shares                                                                  $   781,447,788
                                                                                   ===============
  Class III shares                                                                 $ 2,260,045,925
                                                                                   ===============
  Class IV shares                                                                  $   923,221,324
                                                                                   ===============
  Class M shares                                                                   $    12,877,707
                                                                                   ===============

SHARES OUTSTANDING:
  Class II                                                                              58,782,035
                                                                                   ===============
  Class III                                                                            169,480,452
                                                                                   ===============
  Class IV                                                                              69,208,520
                                                                                   ===============
  Class M                                                                                  971,600
                                                                                   ===============

NET ASSET VALUE PER SHARE:
  Class II                                                                         $         13.29
                                                                                   ===============
  Class III                                                                        $         13.34
                                                                                   ===============
  Class IV                                                                         $         13.34
                                                                                   ===============
  Class M                                                                          $         13.25
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $7,493,569)                               $    65,231,053
  Interest (including securities lending income of $1,510,418)                           4,393,154
                                                                                   ---------------

      Total income                                                                      69,624,207
                                                                                   ---------------

EXPENSES:
  Management fee (Note 3)                                                               17,489,452
  Shareholder service fee (Note 3) - Class II                                            1,245,348
  Shareholder service fee (Note 3) - Class III                                           3,034,257
  Shareholder service fee (Note 3) - Class IV                                              286,069
  12b-1 fee (Note 3) - Class M                                                              20,373
  Administration fee (Note 3)  - Class M                                                    16,299
  Custodian fees                                                                         1,873,796
  Transfer agent fees                                                                       80,623
  Audit and tax fees                                                                        86,846
  Legal fees                                                                               140,057
  Trustees fees and related expenses (Note 3)                                               60,036
  Registration fees                                                                        161,584
  Miscellaneous                                                                             77,466
                                                                                   ---------------
    Total expenses                                                                      24,572,206
  Fees and expenses reimbursed by Manager (Note 3)                                      (2,412,606)
                                                                                   ---------------
    Net expenses                                                                        22,159,600
                                                                                   ---------------

      Net investment income                                                             47,464,607
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments (net of CPMF tax of $20,063) (Note 2)                                   66,292,604
    Foreign currency, forward contracts and foreign currency related transactions       11,617,376
                                                                                   ---------------

      Net realized gain                                                                 77,909,980
                                                                                   ---------------

  Change in net unrealized appreciation (depreciation) on:
    Investments (net of foreign capital gains tax accrual of $1,362,829) (Note 2)    1,084,054,978
    Foreign currency, forward contracts and foreign currency related transactions         (170,146)
                                                                                   ---------------

      Net unrealized gain                                                            1,083,884,832
                                                                                   ---------------

    Net realized and unrealized gain                                                 1,161,794,812
                                                                                   ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $ 1,209,259,419
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     YEAR ENDED           YEAR ENDED
                                                                                  FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                                                                 -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                            $    47,464,607      $    26,594,966
  Net realized gain (loss)                                                              77,909,980          (29,666,452)
  Change in net unrealized appreciation (depreciation)                               1,083,884,832         (151,205,766)
                                                                                   ---------------      ---------------

  Net increase (decrease) in net assets from operations                              1,209,259,419         (154,277,252)
                                                                                   ---------------      ---------------

Distributions to shareholders from:
  Net investment income
    Class II                                                                           (12,221,276)          (3,740,934)
    Class III                                                                          (42,896,461)         (21,554,280)
    Class IV                                                                            (5,965,746)          (4,218,845)
    Class M                                                                               (157,180)             (48,153)
                                                                                   ---------------      ---------------
    Total distributions from net investment income                                     (61,240,663)         (29,562,212)
                                                                                   ---------------      ---------------

  Net share transactions (Note 7):
    Class II                                                                           255,214,331          230,185,805
    Class III                                                                          216,601,466          320,862,731
    Class IV                                                                           593,330,028          103,451,466
    Class M                                                                              5,137,787            4,689,233
                                                                                   ---------------      ---------------

  Increase in net assets resulting from net share transactions                       1,070,283,612          659,189,235
                                                                                   ---------------      ---------------

    Total increase in net assets                                                     2,218,302,368          475,349,771

NET ASSETS:
   Beginning of period                                                               1,759,290,376        1,283,940,605
                                                                                   ---------------      ---------------
   End of period (including accumulated undistributed net investment
     income of $17,862,818 and $19,995,289, respectively)                          $ 3,977,592,744      $ 1,759,290,376
                                                                                   ===============      ===============

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         YEAR ENDED FEBRUARY 28/29,
                                                       --------------------------------------------------------------
                                                          2004         2003         2002         2001         2000
                                                       ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     8.88   $     9.94   $    11.21   $    13.14   $    11.79
                                                       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
  Net investment income (b)                                  0.17         0.15         0.16         0.20         0.17
  Net realized and unrealized gain (loss)                    4.46        (1.03)       (1.20)       (0.41)        2.89
                                                       ----------   ----------   ----------   ----------   ----------

    Total from investment operations                         4.63        (0.88)       (1.04)       (0.21)        3.06
                                                       ----------   ----------   ----------   ----------   ----------

Less distributions to shareholders:
  From net investment income                                (0.22)       (0.18)       (0.11)       (0.29)       (0.21)
  From net realized gains                                      --           --        (0.12)       (1.43)       (1.50)
                                                       ----------   ----------   ----------   ----------   ----------

    Total distributions                                     (0.22)       (0.18)       (0.23)       (1.72)       (1.71)
                                                       ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                         $    13.29   $     8.88   $     9.94   $    11.21   $    13.14
                                                       ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                            52.49%       (9.00)%      (9.37)%      (1.84)%      25.63%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $  781,448   $  305,423   $  100,127   $   61,681   $   60,278
  Net expenses to average daily net assets                   0.82%        0.82%        0.82%        0.82%        0.82%
  Net investment income to average daily net assets          1.47%        1.54%        1.56%        1.63%        1.28%
  Portfolio turnover rate                                      25%          22%          22%          38%          35%
  Fees and expenses reimbursed by the
    Manager to average daily net assets:                     0.08%        0.09%        0.09%        0.09%        0.10%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              YEAR ENDED FEBRUARY 28/29,
                                                       ------------------------------------------------------------------------
                                                           2004           2003           2002           2001           2000
                                                       ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $       8.90   $       9.95   $      11.22   $      13.16   $      11.81
                                                       ------------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income (b)                                    0.19           0.17           0.19           0.21           0.20
  Net realized and unrealized gain (loss)                      4.47          (1.04)         (1.23)         (0.43)          2.86
                                                       ------------   ------------   ------------   ------------   ------------

    Total from investment operations                           4.66          (0.87)         (1.04)         (0.22)          3.06
                                                       ------------   ------------   ------------   ------------   ------------

Less distributions to shareholders:
  From net investment income                                  (0.22)         (0.18)         (0.11)         (0.29)         (0.21)
  From net realized gains                                        --             --          (0.12)         (1.43)         (1.50)
                                                       ------------   ------------   ------------   ------------   ------------

    Total distributions                                       (0.22)         (0.18)         (0.23)         (1.72)         (1.71)
                                                       ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD                         $      13.34   $       8.90   $       9.95   $      11.22   $      13.16
                                                       ============   ============   ============   ============   ============
TOTAL RETURN (a)                                              52.76%         (8.89)%        (9.33)%        (1.85)%        25.65%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $  2,260,046   $  1,241,562   $  1,049,456   $  1,019,541   $  1,022,498
  Net expenses to average daily net assets                     0.75%          0.75%          0.75%          0.75%          0.75%
  Net investment income to average daily
    net assets                                                 1.67%          1.77%          1.88%          1.71%          1.48%
  Portfolio turnover rate                                        25%            22%            22%            38%            35%
  Fees and expenses reimbursed by the
    Manager to average daily net assets:                       0.08%          0.09%          0.09%          0.09%          0.10%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         YEAR ENDED FEBRUARY 28/29,
                                                       --------------------------------------------------------------
                                                          2004         2003         2002         2001         2000
                                                       ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     8.90   $     9.96   $    11.22   $    13.16   $    11.81
                                                       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
  Net investment income (b)                                  0.19         0.18         0.20         0.22         0.21
  Net realized and unrealized gain (loss)                    4.48        (1.05)       (1.22)       (0.43)        2.86
                                                       ----------   ----------   ----------   ----------   ----------

    Total from investment operations                         4.67        (0.87)       (1.02)       (0.21)        3.07
                                                       ----------   ----------   ----------   ----------   ----------

Less distributions to shareholders:
  From net investment income                                (0.23)       (0.19)       (0.12)       (0.30)       (0.22)
  From net realized gains                                      --           --        (0.12)       (1.43)       (1.50)
                                                       ----------   ----------   ----------   ----------   ----------

    Total distributions                                     (0.23)       (0.19)       (0.24)       (1.73)       (1.72)
                                                       ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                         $    13.34   $     8.90   $     9.96   $    11.22   $    13.16
                                                       ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                            52.84%       (8.92)%      (9.19)%      (1.79)%      25.74%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $  923,221   $  207,858   $  134,357   $  144,425   $  141,175
  Net expenses to average daily net assets                   0.70%        0.69%        0.69%        0.69%        0.69%
  Net investment income to average daily net assets          1.65%        1.79%        1.97%        1.77%        1.55%
  Portfolio turnover rate                                      25%          22%          22%          38%          35%
  Fees and expenses reimbursed by the Manager
    to average daily net assets:                             0.09%        0.09%        0.09%        0.09%        0.10%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               YEAR ENDED FEBRUARY 28/29,
                                                           ----------------------------------
                                                             2004         2003        2002+
                                                           --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD                       $   8.86     $   9.93     $   9.85
                                                           --------     --------     --------
Income from investment operations:
  Net investment income (b)                                    0.14         0.05         0.00(c)
  Net realized and unrealized gain (loss)                      4.45        (0.93)        0.08
                                                           --------     --------     --------

    Total from investment operations                           4.59        (0.88)        0.08
                                                           --------     --------     --------

Less distributions to shareholders:
  From net investment income                                  (0.20)       (0.19)          --
                                                           --------     --------     --------

    Total distributions                                       (0.20)       (0.19)          --
                                                           --------     --------     --------
NET ASSET VALUE, END OF PERIOD                             $  13.25     $   8.86     $   9.93
                                                           ========     ========     ========
TOTAL RETURN (a)                                              52.10%       (9.09)%       0.81%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                        $ 12,878     $  4,449     $      1
  Net expenses to average daily net assets                     1.05%        1.06%        1.05%*
  Net investment income to average daily net assets            1.23%        0.55%        0.35%*
  Portfolio turnover rate                                        25%          22%          22%**
  Fees and expenses reimbursed by the Manager to average
    daily net assets:                                          0.08%        0.10%        0.09%*

+   Period from January 25, 2002 (commencement of operations) to February 28,
    2002.
*   Annualized.
**  Not Annualized.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Computed using average shares outstanding throughout the period.
(c) Net investment income earned was less than $.01 per share.

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Foreign Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far East).

     Throughout the year ended February 29, 2004, the Fund had four classes of shares outstanding: Class II, Class III, Class IV, and Class M. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 3). The principal economic difference among the classes of shares is the level of fees borne by the classes. Eligibility for and automatic conversion among the various classes of shares, except Class M, is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign equity securities held by the Fund be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. There were no forward foreign currency contracts outstanding as of February 29, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of February 29, 2004, there were no outstanding futures contracts.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At February 29, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund loaned securities having a market value of $206,500,978, collateralized by cash in the amount of $218,338,706, which was invested in a short-term instrument.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $1,362,829 for potential capital gains and repatriation taxes as of February 29, 2004. The accrual for capital gains and repatriation taxes is included in net unrealized loss in the Statement of Operations.

     The Fund is subject to a Contribuicao Provisoria sobre Movimentacoes Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments at year end.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid were as follows: ordinary income - $61,240,662 and $29,562,212, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $30,784,273 of undistributed ordinary income. The temporary differences between book and tax basis distributable earnings are primarily due to passive foreign investment company transactions and losses on wash sale transactions.

     At February 29, 2004, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $9,653,648 expiring in 2011.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net value of the Fund and is primarily attributable to foreign currency transactions. The financial highlights exclude these adjustments.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                         ACCUMULATED             ACCUMULATED
                      UNDISTRIBUTED NET              NET
                      INVESTMENT INCOME         REALIZED LOSS
                     -------------------       ---------------
                        $ 11,643,585            $ (11,643,585)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class' operations.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares and .09% for Class IV shares.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of .20% of average daily Class M net assets for support services provided to Class M shareholders.

     Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of .25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class II, Class III and Class IV only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .60% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $36,596. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004 aggregated $1,728,703,975 and $697,511,084, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         GROSS UNREALIZED  GROSS UNREALIZED   NET UNREALIZED
       AGGREGATE COST      APPRECIATION      DEPRECIATION      APPRECIATION
       ---------------   ----------------  -----------------  ----------------
       $ 3,266,327,390     $ 896,651,404    $ (37,440,838)     $ 859,210,566

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     At February 29, 2004, .01% of the Fund was held by twelve related parties.
7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    YEAR ENDED                    YEAR ENDED
                                                 FEBRUARY 29, 2004             FEBRUARY 28, 2003
                                            ----------------------------  ----------------------------
     CLASS II:                                 SHARES         AMOUNT         SHARES         AMOUNT
                                            ------------  --------------  ------------  --------------
     Shares sold                              36,379,827  $  400,113,008    26,662,327  $  252,786,694
     Shares issued to shareholders in
       reinvestment of distributions             923,501      10,828,541       330,624       3,216,043
     Shares repurchased                      (12,916,787)   (155,727,218)   (2,675,281)    (25,816,932)
                                            ------------  --------------  ------------  --------------
     Net increase                             24,386,541  $  255,214,331    24,317,670  $  230,185,805
                                            ============  ==============  ============  ==============

                                                    YEAR ENDED                    YEAR ENDED
                                                 FEBRUARY 29, 2004             FEBRUARY 28, 2003
                                            ----------------------------  ----------------------------
     CLASS III:                                SHARES         AMOUNT         SHARES         AMOUNT
                                            ------------  --------------  ------------  --------------
     Shares sold                              80,433,342  $  866,883,356    50,940,076  $  493,560,075
     Shares issued to shareholders in
       reinvestment of distributions           2,637,614      30,890,205     1,230,614      12,079,797
     Shares repurchased                      (53,040,942)   (681,172,095)  (18,151,641)   (184,777,141)
                                            ------------  --------------  ------------  --------------
     Net increase                             30,030,014  $  216,601,466    34,019,049  $  320,862,731
                                            ============  ==============  ============  ==============

                                                    YEAR ENDED                    YEAR ENDED
                                                 FEBRUARY 29, 2004             FEBRUARY 28, 2003
                                            ----------------------------  ----------------------------
     CLASS IV:                                 SHARES         AMOUNT         SHARES         AMOUNT
                                            ------------  --------------  ------------  --------------
     Shares sold                              46,117,020  $  597,114,492     9,587,705  $  100,892,832
     Shares issued to shareholders in
       reinvestment of distributions             312,385       3,665,536       272,027       2,678,839
     Shares repurchased                         (564,544)     (7,450,000)      (11,514)       (120,205)
                                            ------------  --------------  ------------  --------------
     Net increase                             45,864,861  $  593,330,028     9,848,218  $  103,451,466
                                            ============  ==============  ============  ==============

                                                    YEAR ENDED                    YEAR ENDED
                                                 FEBRUARY 29, 2004             FEBRUARY 28, 2003
                                            ----------------------------  ----------------------------
     CLASS M:                                  SHARES         AMOUNT         SHARES         AMOUNT
                                            ------------  --------------  ------------  --------------
     Shares sold                               2,646,118  $   27,978,088       561,276  $    5,236,694
     Shares issued to shareholders in
       reinvestment of distributions              13,702         157,180         5,216          48,153
     Shares repurchased                       (2,190,315)    (22,997,481)      (64,484)       (595,614)
                                            ------------  --------------  ------------  --------------
     Net increase                                469,505  $    5,137,787       502,008  $    4,689,233
                                            ============  ==============  ============  ==============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO FOREIGN FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Foreign Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

During the year ended February 29, 2004, the Fund paid foreign taxes of $7,494,255 and recognized foreign source income of $72,724,622.

The Fund's distributions to shareholders included:
     For taxable, non-corporate shareholders, 71.04% of the Fund's income represents qualified dividend income subject to the 15% rate category.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                                                             PRINCIPAL           FUND           OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)       COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)       AND LENGTH OF       DURING PAST        OVERSEEN BY      HELD BY
     AND DOB       HELD WITH TRUST     TIME SERVED          FIVE YEARS          TRUSTEE        TRUSTEE
----------------   ---------------   -----------------   -----------------   -------------   -------------
Jay O. Light       Trustee           Since May 1996      Professor of
c/o GMO Trust                                            Business                 41             *(2)
40 Rowes Wharf                                           Administration
Boston, MA 02110                                         and Senior
DOB: 10/03/1941                                          Associate Dean,
                                                         Harvard
                                                         University.

Donald W.          Trustee           Since December      Advisory Counsel,        41             None
Glazer, Esq.                         2000                Goodwin Procter
c/o GMO Trust                                            LLP; Secretary
40 Rowes Wharf                                           and Consultant,
Boston, MA 02110                                         Provant, Inc.
DOB:  07/26/1944                                         (provider of
                                                         performance
                                                         improvement
                                                         training services
                                                         and products)(1998
                                                         - present);
                                                         Consultant -
                                                         Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
    Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                              NUMBER OF
                                                                            PORTFOLIOS IN
                                                             PRINCIPAL          FUND             OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)       COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)       AND LENGTH OF      DURING PAST FIVE   OVERSEEN BY        HELD BY
    AND DOB        HELD WITH TRUST      TIME SERVED            YEARS           TRUSTEE          TRUSTEE
----------------   ---------------   ------------------   ----------------  --------------  ---------------
R. Jeremy          Chairman of       Since September      Chairman,
Grantham(3)        the Board of      1985.                Grantham, Mayo,         41             None
c/o GMO Trust      Trustees          President from       Van Otterloo
40 Rowes Wharf                       February 2002 -      & Co. LLC
Boston, MA 02110                     October 2002;
DOB:  10/06/1938                     President
                                     Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                    TERM OF OFFICE(4)
 NAME, ADDRESS, AND          POSITION(S) HELD         AND LENGTH OF        PRINCIPAL OCCUPATION(S)
        DOB                     WITH TRUST             TIME SERVED         DURING PAST FIVE YEARS
------------------------   --------------------   ---------------------   -------------------------
Scott Eston                President and          President and Chief     Chief Financial Officer
c/o GMO Trust              Chief Executive        Executive Officer       (1997-present), Chief
40 Rowes Wharf             Officer                since October 2002;     Operating Officer (2000 -
Boston, MA 02110                                  Vice President from     present) and Member,
DOB:  01/20/1956                                  August 1998 -           Grantham, Mayo, Van
                                                  October 2002.           Otterloo & Co. LLC.

Susan Randall Harbert      Chief Financial        Chief Financial         Member, Grantham, Mayo, Van
c/o GMO Trust              Officer and            Officer since           Otterloo & Co. LLC.
40 Rowes Wharf             Treasurer              February 2000;
Boston, MA 02110                                  Treasurer since
DOB:  04/25/1957                                  February 1998.

Brent Arvidson             Assistant              Since September 1998.   Senior Fund Administrator,
c/o GMO Trust              Treasurer                                      Grantham, Mayo, Van
40 Rowes Wharf                                                            Otterloo & Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.     Vice President         Vice President since    General Counsel, Anti-Money
c/o GMO Trust              and Clerk              February 1997; Clerk    Laundering Reporting
40 Rowes Wharf                                    since March 2001 -      Officer (July 2002 -
Boston, MA 02110                                  present and May 1999    February 2003) and Member,
DOB:  07/20/1965                                  - August 1999.          Grantham, Mayo, Van
                                                                          Otterloo & Co. LLC.

Elaine M. Hartnett,        Vice President         Vice President since    Associate General Counsel,
Esq.                       and Secretary          August 1999;            Grantham, Mayo, Van
c/o GMO Trust                                     Secretary since         Otterloo & Co. LLC (June
40 Rowes Wharf                                    March 2001.             1999 - present);
Boston, MA 02110                                                          Associate/Junior Partner,
DOB:  02/18/1945                                                          Hale and Dorr LLP (1991 -
                                                                          1999).

Julie Perniola             Vice President         Since February 2003.    Anti-Money Laundering
c/o GMO Trust              and Anti-Money                                 Reporting Officer (February
40 Rowes Wharf             Laundering                                     2003 - present) and
Boston, MA 02110           Compliance Officer                             Compliance Officer,
DOB:  10/07/1970                                                          Grantham, Mayo, Van
                                                                          Otterloo & Co. LLC.

William L. Nemerever       Vice President         Vice President since    Member, Grantham, Mayo, Van
c/o GMO Trust                                     February 2004.          Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the Emerging Markets Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The Class III shares of the GMO Emerging Countries Fund returned +81.5% for the fiscal year ended February 29, 2004, as compared to +75.4% for the S&P/IFC Investable Composite. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in emerging markets equities throughout the fiscal year.

Country selection added 2.0% to performance during the period. Three of the Fund's four largest overweights - Brazil (+4.8%), Indonesia (+2.4%), and Thailand (+2.2%) - were the best contributors to performance. Each market moved up in excess of 110% for the period, contributing a total of 3.5% to performance. One of the Fund's largest underweights, Malaysia (-3.5%), was the worst performing market and contributed 1.4% to performance.

Stock selection added 4.1% during the period. Stock selection was particularly successful in Brazil, China, India, Korea, and South Africa. Stock selection in Taiwan subtracted from performance.

For the period, value, momentum and reversal models all outperformed, with the macroeconomic model the only laggard.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

EMERGING COUNTRIES FUND-III
As Of: 2/29/2004

             GMO EMERGING COUNTRIES FUND   S&P/IFC INVESTABLE COMPOSITE INDEX
 8/29/1997            5,000,000                         5,000,000
 9/30/1997            5,030,000                         5,163,370
12/31/1997            4,065,000                         4,166,325
 3/31/1998            4,485,000                         4,458,770
 6/30/1998            3,190,000                         3,512,705
 9/30/1998            2,487,725                         2,749,805
12/31/1998            3,088,115                         3,248,735
 3/31/1999            3,324,085                         3,603,545
 6/30/1999            5,345,210                         4,459,725
 9/30/1999            4,673,210                         4,320,075
12/31/1999            6,012,325                         5,430,055
 3/31/2000            6,058,535                         5,502,860
 6/30/2000            5,283,250                         4,939,395
 9/30/2000            4,806,035                         4,298,110
12/31/2000            4,298,210                         3,705,630
 3/31/2001            4,156,855                         3,524,770
 6/30/2001            4,502,385                         3,780,335
 9/30/2001            3,670,270                         2,934,460
12/31/2001            4,557,470                         3,770,980
 3/31/2002            5,571,415                         4,258,385
 6/30/2002            5,143,655                         3,922,555
 9/30/2002            4,246,505                         3,308,250
12/31/2002            4,552,125                         3,622,790
 3/31/2003            4,407,360                         3,389,325
 6/30/2003            5,490,435                         4,242,520
 9/30/2003            6,271,150                         4,845,435
12/31/2003            7,709,855                         5,693,205
 2/29/2004            8,308,465                         6,171,390

Average Annual Returns
Inception                    8/29/1997

 1YR                      5YR                  10YR(ITD)
81.45                    23.06                   8.12

EMERGING COUNTRIES FUND-CLASS M
As Of: 2/29/2004

Average Annual Returns
Inception                    7/9/2002

 1YR                      5YR                  10YR(ITD)
80.98                     N/A                    31.25

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Performance for Class M shares may vary due to different shareholder servicing fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 83.9%

                  ARGENTINA -- 1.3%
         13,000   BBVA Banco Frances SA ADR *                                                      114,270
         57,955   Grupo Financiero Galicia SA ADR *                                                476,390
         25,300   IRSA Inversiones y Representaciones SA GDR *                                     247,181
         92,350   Petrobras Energia Participaciones SA ADR *                                     1,232,873
         63,900   Telecom Argentina SA ADR *                                                       663,282
         22,493   Tenaris SA ADR                                                                   779,382
         73,700   Transportadora de Gas del Sur ADR *                                              378,818
                                                                                           ---------------
                                                                                                 3,892,196
                                                                                           ---------------

                  BRAZIL -- 6.0%
        334,118   Banco do Brasil SA                                                             2,483,658
    134,042,930   Companhia Siderurgica Nacional SA                                              8,560,338
     40,558,328   Compania Saneamento Basico SAO PA                                              2,129,225
     69,378,000   Electrobas (Centr)                                                               776,557
         62,400   Petroleo Brasileiro SA (Petrobras)                                             1,934,668
         26,500   Petroleo Brasileiro SA (Petrobras) ADR                                           826,800
        131,423   Souza Cruz (Registered)                                                        1,380,788
     48,895,153   Tele Norte Leste Participacoes SA                                                562,399
                                                                                           ---------------
                                                                                                18,654,433
                                                                                           ---------------

                  CHILE -- 1.7%
         15,500   Banco de Chile ADR                                                               485,150
         10,900   Banco Santander Chile SA ADR                                                     300,295
          8,900   Compania Cervecerias ADR                                                         216,715
         55,300   Compania de Telecommunicaciones de Chile ADR                                     867,104
         22,100   Empresa Nacional de Electricidad SA ADR *                                        293,046
        344,500   Enersis SA ADR                                                                 2,470,065
         53,150   Quinenco SA ADR                                                                  518,744
                                                                                           ---------------
                                                                                                 5,151,119
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  CHINA -- 9.5%
        570,000   Aluminum Corp of China Ltd                                                       461,340
        227,000   Bengang Steel Plates Co Ltd Class B *                                            118,110
      3,109,500   Brilliance China Automotive Holdings Ltd                                       1,478,080
        682,000   China Everbright Ltd                                                             468,753
        242,950   China International Marine Containers Co Ltd Class B *                           453,511
      1,316,000   China Mobile Ltd                                                               4,632,463
          9,600   China Mobile Ltd ADR                                                             169,248
      4,689,900   China Petroleum & Chemical Corp Class H                                        1,973,242
        394,000   China Resources Enterprise Ltd                                                   554,263
         16,000   China Telecom Corp Ltd ADR                                                       616,000
         45,800   China Unicom                                                                      58,840
         34,000   China Unicom ADR                                                                 434,180
        304,900   Chongqing Changan Automobile Co Ltd Class B                                      406,202
        496,000   CNOOC Ltd                                                                      1,003,616
          7,500   CNOOC Ltd ADR                                                                    305,850
        520,000   Cosco Pacific Ltd                                                                794,979
      1,341,892   Denway Motors Ltd                                                              1,560,169
      5,836,100   Guangdong Investments Ltd *                                                    1,132,153
      1,090,000   Huadian Power International Corp Ltd Class H                                     427,102
          3,600   Huaneng Power International Inc ADR                                              269,568
        781,600   Huaneng Power International Inc Class H                                        1,471,051
      3,814,000   Maanshan Iron & Steel Co Ltd Class H                                           1,469,967
     13,736,000   PetroChina Co Ltd Class H                                                      7,367,537
      2,442,000   Stone Electronic Technology Ltd *                                                263,530
        276,000   Tsingtao Brewing Co Ltd Class H                                                  336,851
        474,000   Yanzhou Coal Mining Co Ltd Class H                                               545,013
        594,000   Zhejiang Southeast Electric Power Co Class B                                     505,494
                                                                                           ---------------
                                                                                                29,277,112
                                                                                           ---------------

                  CZECH REPUBLIC -- 0.2%
          8,455   Ceski Telecom AS                                                                 104,003
         33,379   CEZ AS                                                                           229,210
            825   Komercni Banka AS                                                                 92,654
             77   Philip Morris CR AS                                                               52,610
         24,200   Unipetrol *                                                                       61,219
                                                                                           ---------------
                                                                                                   539,696
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  EGYPT -- 0.4%
         90,296   Commercial International Bank                                                    332,036
          5,100   Eastern Tobacco Co                                                                62,210
         38,459   MobiNil-Egyptian Mobile Services Co                                              493,980
          3,600   Orascom Construction Industries                                                   51,765
         11,600   Orascom Telecommunications *                                                     187,395
                                                                                           ---------------
                                                                                                 1,127,386
                                                                                           ---------------

                  HUNGARY -- 0.3%
          1,400   Egis Rt                                                                           71,830
          1,400   Gedeon Richter Rt                                                                159,245
          4,500   MOL Magyar Olaj es Gazipari Rt (New Shares)                                      148,113
         38,000   OTP Bank Rt *                                                                    623,525
                                                                                           ---------------
                                                                                                 1,002,713
                                                                                           ---------------

                  INDIA -- 6.0%
         34,900   Bharat Heavy Electricals Ltd                                                     448,334
        127,087   Bharat Petrol Corp                                                             1,303,881
          6,750   Cipla Ltd                                                                        178,766
        210,650   GAIL India Ltd                                                                   939,741
         39,150   Hero Honda Motors Ltd                                                            430,144
         11,100   Hindalco Industries Ltd GDR                                                      336,108
          4,100   Hindalco Industries Ltd GDR 144A                                                 124,148
         87,100   ICICI Bank Ltd ADR                                                             1,297,790
         32,000   Indian Oil Corp Ltd                                                              321,733
            550   ITC Ltd                                                                           13,448
          1,400   Larsen & Toubro Ltd                                                               17,610
         46,922   Larsen & Toubro Ltd GDR                                                        1,157,566
         28,620   Ranbaxy Laboratories Ltd GDR                                                     632,502
         89,800   Reliance Industries Ltd                                                        1,102,971
         78,300   Reliance Industries Ltd GDR 144A                                               2,297,322
         79,100   State Bank of India GDR                                                        3,005,800
        251,400   Tata Iron & Steel Co Ltd                                                       2,388,675
        149,300   Tata Motors Ltd                                                                1,687,237
         56,100   Tata Power Co Ltd                                                                432,640
         94,900   ZEE Telefilms Ltd                                                                280,599
                                                                                           ---------------
                                                                                                18,397,015
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  INDONESIA -- 2.6%
        864,000   Astra International Tbk                                                          551,815
      3,682,300   Bank Central Asia Tbk                                                          1,589,639
      3,084,000   Gajah Tunggal Tbk *                                                              200,615
        223,000   Gudang Garam                                                                     371,886
      1,249,000   HM Sampoerna Tbk                                                                 720,151
      1,780,000   Indofood Sukses Makmur Tbk                                                       178,947
      1,408,000   PT Bank Mandiri                                                                  233,140
      8,722,000   PT Matahari Putra Prima Tbk                                                      696,316
        732,000   Ramayana Lestari Sentosa                                                         316,002
      3,521,112   Telekomunikasi Indonesia Tbk PT                                                3,040,109
                                                                                           ---------------
                                                                                                 7,898,620
                                                                                           ---------------

                  ISRAEL -- 1.6%
         63,100   Bank Hapoalim Ltd                                                                159,402
        754,700   Bank Leumi Le-Israel                                                           1,397,097
         44,400   Check Point Software Technologies *                                            1,022,088
        177,400   Israel Chemicals Ltd                                                             270,704
        154,900   Machteshim Agan Industries                                                       570,739
         20,000   Partner Communications ADR *                                                     150,600
         66,600   Super-Sol Ltd                                                                    150,588
         19,900   Teva Pharmaceutical Industries ADR                                             1,293,500
                                                                                           ---------------
                                                                                                 5,014,718
                                                                                           ---------------

                  MALAYSIA -- 2.7%
      1,138,000   Commerce Asset Holdings Berhad                                                 1,572,237
        382,000   Magnum Corp Berhad                                                               327,716
        661,000   Malakoff Berhad                                                                1,026,289
        264,000   Malaysian International Shipping (Foreign Registered)                            903,158
        386,600   Maxis Communications Berhad                                                      880,024
        318,000   Perusahaan Otomobil Nasional                                                     807,553
        398,000   PLUS Expressways Berhad                                                          254,511
      1,042,000   Public Bank Berhad                                                               828,116
        513,000   Telekom Malaysia Berhad                                                        1,363,500
        117,000   Tenaga Nasional Berhad                                                           298,658
                                                                                           ---------------
                                                                                                 8,261,762
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  MEXICO -- 4.8%
        732,800   Alfa SA de CV Class A                                                          2,715,423
         70,900   America Movil SA de CV Class L ADR                                             2,528,294
         36,100   Apasco SA de CV                                                                  367,052
        268,500   Carso Global Telecom Class A *                                                   393,122
        443,900   Grupo Financiero Banorte SA de CV                                              1,622,826
        260,580   Grupo Mexico SA Class B *                                                      1,000,446
        655,000   Grupo Televisa SA (Participating Certificates)                                 1,430,232
        249,087   Hylsamex SA de CV *                                                              201,485
        170,700   Organizacion Soriana SA de CV Class B *                                          507,572
        118,500   Telefonos de Mexico Class L ADR                                                4,025,445
                                                                                           ---------------
                                                                                                14,791,897
                                                                                           ---------------

                  PERU -- 0.1%
         18,000   Cia de Minas Buenaventura SA ADR                                                 435,780
                                                                                           ---------------

                  PHILIPPINES -- 0.9%
      9,425,253   Ayala Land Inc                                                                   920,435
        249,400   Equitable PCI Bank *                                                             170,488
        814,902   Ginebra San Miguel Inc                                                           455,778
         63,836   Philippine Long Distance Telephone *                                           1,099,448
          4,200   Philippine Long Distance Telephone ADR *                                          73,248
                                                                                           ---------------
                                                                                                 2,719,397
                                                                                           ---------------

                  POLAND -- 1.3%
        306,900   Bank Millennium SA *                                                             231,829
          5,500   Bank Pekao SA                                                                    174,859
         18,300   BRE Bank SA *                                                                    442,170
          4,600   Debica SA                                                                        147,415
          7,802   Grupa Kety SA                                                                    246,060
            700   KGHM Polska Miedz SA *                                                             5,679
         67,800   Optimus SA *                                                                     188,824
         27,259   Orbis SA                                                                         180,259
        291,000   Polski Koncern Naftowy Orlen                                                   2,109,366
         41,000   Telekomunikacja Polska SA                                                        172,061
          8,300   Telekomunikacja Polska SA GDR 144A                                                35,109
                                                                                           ---------------
                                                                                                 3,933,631
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  RUSSIA -- 3.2%
         72,200   AO Mosenergo ADR                                                                 577,600
         21,225   Lukoil ADR                                                                     2,377,200
          1,500   Lukoil ADR 144A                                                                  168,000
         20,400   MMC Norilsk Nickel ADR                                                         1,443,300
        140,500   OAO Gazprom ADR                                                                4,517,075
         27,250   Rostelecom ADR                                                                   390,493
            650   Sberbank RF                                                                      224,250
          1,044   Yukos Corp ADR                                                                    52,931
                                                                                           ---------------
                                                                                                 9,750,849
                                                                                           ---------------

                  SOUTH AFRICA -- 7.1%
        120,400   ABSA Group Ltd                                                                   845,144
         56,000   AECI Ltd                                                                         307,383
         34,000   Amalgamated Beverage Industries Ltd                                              357,814
         30,563   Edgars Consolidated Stores Ltd                                                   555,983
        113,000   Foschini Ltd                                                                     327,032
          7,055   Impala Platinum Holdings Ltd                                                     585,486
         36,000   Investec Ltd                                                                     736,075
      1,129,767   Iscor Ltd                                                                      5,842,890
        443,000   MTN Group Ltd *                                                                1,981,395
         39,700   Naspers Ltd Class N                                                              247,696
         58,156   Nedcor Ltd                                                                       559,571
          3,000   Pick'n Pay Stores Ltd                                                              7,938
         13,700   Pretoria Portland Cement Co Ltd                                                  283,207
        347,100   Remgro Ltd                                                                     3,822,457
      1,056,000   Sanlam Ltd                                                                     1,452,665
        120,000   Sasol Ltd                                                                      1,800,496
        222,600   Venfin Ltd                                                                       686,056
      1,458,000   Woolworths Holdings Ltd                                                        1,499,319
                                                                                           ---------------
                                                                                                21,898,607
                                                                                           ---------------

                  SOUTH KOREA -- 15.0%
          1,700   Amorepacific Corp                                                                245,748
         54,470   Cheil Industries Inc                                                             736,457
        392,600   Chohung Bank *                                                                 1,382,112

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  SOUTH KOREA -- CONTINUED
         84,100   Daesang Corp                                                                     260,310
         56,100   Daewoo Shipbuilding & Marine Engineering Co Ltd                                  653,546
         22,800   Dongbu Steel Co                                                                  170,418
         28,800   Hana Bank                                                                        624,490
        145,100   Hanaro Telecom Inc *                                                             407,785
        104,000   Hanjin Heavy Industry                                                            397,959
         35,000   Hanjin Shipping                                                                  625,000
         11,800   Hyundai Heavy Industries                                                         361,224
         19,100   Hyundai Industrial Development                                                   210,327
         45,400   Hyundai Mobis                                                                  2,046,088
         91,700   Hyundai Motor Co                                                               3,898,810
         58,682   Kangwon Land Inc                                                                 701,090
        236,500   KIA Motors Corp                                                                2,192,049
          6,735   Kookmin Bank *                                                                   281,198
         28,000   Korea Electric Power Corp ADR                                                    289,240
        181,800   Korea Exchange Bank *                                                          1,238,281
         50,100   Korean Air Lines *                                                               728,495
         40,300   KT Corp                                                                        1,490,689
         10,600   KT Freetel                                                                       182,075
        110,500   KT&G Corp                                                                      2,598,065
         14,500   KT&G Corp GDR 144A                                                               168,925
         29,400   LG Electronics Inc                                                             1,655,000
         25,300   LG Engineering & Construction Ltd                                                414,137
        176,040   LG International Corp                                                          1,137,673
         27,200   LG Investment & Securities Co Ltd                                                229,673
         86,000   LG Telecom Co Ltd *                                                              252,296
          8,990   POSCO                                                                          1,322,509
         13,234   Samsung Electronics                                                            6,133,104
          1,614   Samsung Electronics GDR 144A (Non Voting)                                        225,960
         39,500   Samsung Heavy Industries Co Ltd                                                  183,057
         31,700   Samsung SDI Co Ltd                                                             4,393,793
          9,700   Shinhan Financial Group Co Ltd                                                   178,576
        187,636   SK Corp                                                                        6,964,551
        190,600   Woori Finance Holdings Co Ltd                                                  1,432,742
                                                                                           ---------------
                                                                                                46,413,452
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  TAIWAN -- 12.5%
      1,163,850   Acer Inc                                                                       1,831,873
        189,000   Advanced Semiconductor Engineering Inc *                                         213,054
      1,281,843   Asustek Computer Inc                                                           3,362,652
        352,000   AU Optronics Corp                                                                585,699
      2,338,000   Benq Corp                                                                      3,217,335
      5,316,533   China Development Financial Holding Corp                                       2,964,698
        434,000   China Motor Corp Ltd                                                             871,773
      2,279,815   China Steel Corp                                                               2,323,901
      1,055,076   Chinatrust Financial Holding Co                                                1,258,942
      2,144,000   Chunghwa Picture Tubes Ltd *                                                   1,253,425
        191,000   Chunghwa Telecom Co Ltd                                                          312,082
         31,050   Chunghwa Telecom Co Ltd ADR                                                      510,462
        426,000   Compeq Manufacturing Co Ltd *                                                    246,494
        539,000   Far Eastern Textile Co Ltd                                                       387,828
         26,200   First Financial Holding Co Ltd GDR *                                             436,230
        347,000   Formosa Chemicals & Fibre Co                                                     551,372
        184,000   Fubon Financial Holding Co Ltd                                                   195,833
        140,000   Hon Hai Precision Industry Co Ltd                                                621,196
      2,021,370   Inventec Co Ltd                                                                1,333,238
        103,400   MediaTek Inc                                                                   1,171,794
        210,000   Micro-Star International Co Ltd                                                  346,275
      2,063,000   Mosel Vitelic Inc *                                                              222,041
        540,048   Nan Ya Plastic Corp                                                              730,210
        542,000   Quanta Computer Inc                                                            1,373,078
      2,516,000   Ritek Corp *                                                                   1,832,973
        364,000   Taiwan Cellular Corp                                                             351,396
      2,273,140   Taiwan Cement Corp                                                             1,362,998
        739,500   Taiwan Pulp & Paper Corp *                                                       301,520
      1,317,520   Taiwan Semiconductor Manufacturing Co Ltd *                                    2,508,245
      1,461,846   United Microelectronics Corp *                                                 1,332,338
      3,631,000   Walsin Lihwa Corp *                                                            1,774,406
        557,000   Winbond Electronics Corp *                                                       295,575
        711,960   Yageo Corp *                                                                     382,074
      1,170,000   Yang Ming Marine Transport                                                     1,420,627
        539,000   Yulon Motor Co Ltd                                                               790,199
                                                                                           ---------------
                                                                                                38,673,836
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  THAILAND -- 2.6%
        614,900   Advanced Info Service Pcl (Foreign Registered) (a)                             1,361,575
          7,000   Bangkok Bank Pcl NVDR *                                                           16,925
        216,500   Banpu Pcl (Foreign Registered) (a)                                               798,995
        116,300   Electricity Generating Pcl NVDR                                                  223,483
        719,600   Kasikornbank Pcl (Foreign Registered) *                                          934,070
        172,000   Kasikornbank Pcl NVDR *                                                          223,263
      1,552,000   Krung Thai Bank Pcl (Foreign Registered) (a)                                     442,413
         85,600   Land & House Pcl (Foreign Registered)                                             28,105
        313,000   Land & House Pcl NVDR                                                             94,800
         62,640   PTT Exploration & Production Pcl (Foreign Registered) (a)                        401,763
        321,100   PTT Public Pcl (Foreign Registered) (a)                                        1,315,783
        768,000   Shin Corp Pcl (Foreign Registered) (a)                                           713,464
        285,300   Shin Satellite (Foreign Registered) *(a)                                         232,364
          3,900   Siam Cement Pcl (Foreign Registered) (a)                                          26,205
         49,100   Siam Cement Pcl (Foreign Registered) NVDR                                        299,924
        423,400   Thai Airways International (Foreign Registered) (a)                              646,577
        345,200   Thai Union Frozen Products Pcl (Foreign Registered)                              237,221
                                                                                           ---------------
                                                                                                 7,996,930
                                                                                           ---------------

                  TURKEY -- 3.9%
    453,576,142   Akbank TAS                                                                     2,373,761
     22,372,000   Aksa Akrilik Kimya Sanayii                                                       230,795
     97,013,330   Aksigorta AS                                                                     336,040
      7,657,000   Anadolu Isuzu Otomotiv Sanay *                                                    98,019
      2,315,000   Brisa Bridgestone Sabanci                                                         91,519
     41,422,000   Carsi Buyuk Magazacilik AS *                                                      59,575
     35,491,000   Dogan Gazetecilik AS *                                                           183,067
     51,676,100   Eregli Demir ve Celik Fabrikalari TAS *                                        1,614,878
    107,643,555   Ford Otomotive Sanayii AS *                                                      741,671
     50,511,000   Global Menkul Degerler AS *                                                       39,557
     24,893,123   Global Menkul Degerler AS (New Shares) *                                          18,932
    205,333,200   Is Gayrimenkul Yatirim Ortakligi AS *                                            216,466
    190,302,550   Tansas Perakende Magazacilik Ticaret AS *                                        217,816
     35,790,837   Tupras Turkiye Petrol Rafine                                                     296,460

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  TURKEY -- CONTINUED
    531,828,482   Turkiye Garanti Bankasi Class C *                                              1,912,260
    831,195,295   Turkiye IS Bankasi Class C                                                     3,755,400
                                                                                           ---------------
                                                                                                12,186,216
                                                                                           ---------------

                  VENEZUELA -- 0.2%
         31,100   Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR                     576,283
                                                                                           ---------------

                  TOTAL COMMON STOCKS (COST $175,290,321)                                      258,593,648
                                                                                           ---------------

                  PREFERRED STOCKS -- 13.3%

                  BRAZIL -- 8.8%
     26,708,000   Banco Itau Holding Financeira SA                                               2,567,544
     20,618,000   Centrais Electricas Brasileiras SA Class B 9.83%                                 244,230
    123,293,000   Cia Energetica de Minas Gerais 2.88%                                           2,201,283
          7,850   Compania Vale do Rio Doce Class A                                                393,511
    352,118,000   Embratel Participacoes SA                                                        976,863
         91,957   Gerdau SA                                                                      1,967,012
      2,638,688   Investimentos Itau SA 2.68%                                                    3,170,956
     53,118,000   Lojas Americanas SA                                                              474,186
        377,028   Petroleo Brasileiro SA (Petrobras) 3.01%                                      10,615,037
     58,305,163   Siderurgica de Tubarao 3.50%                                                   1,921,618
    448,662,000   Tele Centro Oeste Celular Participacoes SA 6.78%                               1,517,363
        180,000   Tele Norte Leste Participacoes SA 3.44%                                            2,645
     41,229,400   Telemar Norte Leste SA                                                           839,452
     10,780,414   Telepar Celular SA                                                               294,264
                                                                                           ---------------
                                                                                                27,185,964
                                                                                           ---------------

                  RUSSIA -- 0.1%
            325   Transneft                                                                        292,500
                                                                                           ---------------

                  SOUTH KOREA -- 4.4%
         33,000   Dongbu Steel Co 11.70%                                                           117,436
         10,200   Hyundai Motor Co 5.05%                                                           210,332

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

SHARES/ UNITS /
 PAR VALUE ($)    DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  SOUTH KOREA -- CONTINUED
         47,260   Samsung Electronics (Non Voting) 4.08%                                        13,100,986
          3,000   Samsung SDI Co Ltd 3.63%                                                         215,306
                                                                                           ---------------
                                                                                                13,644,060
                                                                                           ---------------

                  TOTAL PREFERRED STOCKS (COST $25,501,725)                                     41,122,524
                                                                                           ---------------

                  RIGHTS AND WARRANTS -- 0.1%

                  BRAZIL -- 0.0%
      2,658,679   Tele Centro Oeste Celular Participacoes SA, Expires 3/08/04 *                     18,257
                                                                                           ---------------

                  THAILAND -- 0.1%
        720,600   Land & House Warrants, Expires 9/02/08 (Foreign Registered) *                    176,069
        116,526   Telecomasia Corp Pcl Warrants, Expires 4/03/08 *(a)                                   --
                                                                                           ---------------
                                                                                                   176,069
                                                                                           ---------------

                  TOTAL RIGHTS AND WARRANTS (COST $0)                                              194,326
                                                                                           ---------------

                  SHORT-TERM INVESTMENTS -- 2.0%

                  CASH EQUIVALENTS -- 2.0%
      6,200,000   Banc One Corp, 1.01%, due 3/01/04                                              6,200,000
                                                                                           ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $6,200,000)                                 6,200,000
                                                                                           ---------------

                  TOTAL INVESTMENTS -- 99.3%
                  (Cost $206,992,046)                                                          306,110,498

                  Other Assets and Liabilities (net) -- 0.7%                                     2,079,579
                                                                                           ---------------

                  TOTAL NET ASSETS -- 100.0%                                               $   308,190,077
                                                                                           ===============

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

                  NOTES TO SCHEDULE OF INVESTMENTS:

                  144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

                  ADR - American Depositary Receipt

                  Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

                  GDR - Global Depository Receipt

                  NVDR - Non-Voting Depository Receipt

                  *   Non-income producing security.

                  (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees
                      (Note 2).

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
FEBRUARY 29, 2004

At February 29, 2004, industry sector diversification of the Fund's equity investments was as follows:

          INDUSTRY SECTOR
          -----------------------------------------------------------------
          Energy                                                       17.4%
          Financials                                                   16.4
          Information Technology                                       16.0
          Materials                                                    12.9
          Telecommunication Services                                   11.8
          Consumer Discretionary                                        9.8
          Industrials                                                   7.1
          Utilities                                                     5.1
          Consumer Staples                                              2.7
          Health Care                                                   0.8
                                                                      -----
                                                                      100.0%
                                                                      =====

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments, at value (cost $206,992,046) (Note 2)                               $   306,110,498
  Cash                                                                                      48,440
  Foreign currency, at value (cost $1,492,921) (Note 2)                                  1,491,730
   Receivable for Fund shares sold                                                         320,782
  Dividends and interest receivable                                                      1,427,840
  Foreign taxes receivable                                                                     394
  Receivable for expenses reimbursed by Manager (Note 3)                                    28,995
                                                                                   ---------------

    Total assets                                                                       309,428,679
                                                                                   ---------------

LIABILITIES:
  Payable for Fund shares repurchased                                                      165,938
  Accrued capital gain and repatriation taxes payable (Note 2)                             639,746
  Payable to affiliate for (Note 3):
    Management fee                                                                         154,731
    Shareholder service fee - Class III                                                     29,003
    12b-1 fee - Class M                                                                     22,604
    Administration fee - Class M                                                             8,938
  Trustees fee                                                                                 544
  Accrued expenses                                                                         217,098
                                                                                   ---------------

    Total liabilities                                                                    1,238,602
                                                                                   ---------------
NET ASSETS
                                                                                   $   308,190,077
                                                                                   ===============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                  $   200,041,178
  Distributions in excess of net investment income                                      (1,396,833)
  Accumulated net realized gain                                                         10,916,948
  Net unrealized appreciation                                                           98,628,784
                                                                                   ---------------
                                                                                   $   308,190,077
                                                                                   ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                 $   249,843,728
                                                                                   ===============
  Class M shares                                                                   $    58,346,349
                                                                                   ===============
SHARES OUTSTANDING:
     Class III                                                                          16,663,603
                                                                                   ===============
     Class M                                                                             3,914,269
                                                                                   ===============

NET ASSET VALUE PER SHARE:
     Class III                                                                     $         14.99
                                                                                   ===============
     Class M                                                                       $         14.91
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $734,982)                                 $     5,980,103
  Interest                                                                                  83,937
                                                                                   ---------------

      Total income                                                                       6,064,040
                                                                                   ---------------

EXPENSES:
  Management fee (Note 3)                                                                1,338,503
  Shareholder service fee (Note 3) - Class III                                             264,027
  12b-1 fee (Note 3) - Class M                                                              74,764
  Administration fee (Note 3)  - Class M                                                    59,812
  Custodian fees                                                                           695,358
  Transfer agent fees                                                                       48,072
  Audit and tax fees                                                                        54,518
  Legal fees                                                                                 9,716
  Trustees fees and related expenses (Note 3)                                                4,210
  Registration fees                                                                         43,651
  Miscellaneous                                                                              6,784
                                                                                   ---------------
    Total expenses                                                                       2,599,415
  Fees and expenses reimbursed by Manager (Note 3)                                        (119,080)
                                                                                   ---------------
    Net expenses                                                                         2,480,335
                                                                                   ---------------

      Net investment income                                                              3,583,705
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments (net of foreign capital gains tax and CPMF tax of $288,270 and
      $20,935, respectively) (Note 2)                                                   25,037,374
    Foreign currency, forward contracts and foreign currency related
      transactions                                                                        (248,389)
                                                                                   ---------------

        Net realized gain                                                               24,788,985
                                                                                   ---------------

  Change in net unrealized appreciation (depreciation) on:
    Investments (net of foreign capital gains tax accrual of $498,584) (Note 2)         98,626,993
    Foreign currency, forward contracts and foreign currency related
      transactions                                                                           4,778
                                                                                   ---------------
        Net unrealized gain                                                             98,631,771
                                                                                   ---------------

    Net realized and unrealized gain                                                   123,420,756
                                                                                   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $   127,004,461
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       YEAR ENDED          YEAR ENDED
                                                                                   FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                                                                   -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                            $       3,583,705    $         588,797
  Net realized gain                                                                       24,788,985            1,384,046
  Change in net unrealized appreciation (depreciation)                                    98,631,771           (8,305,395)
                                                                                   -----------------    -----------------
  Net increase (decrease) in net assets from operations                                  127,004,461           (6,332,552)
                                                                                   -----------------    -----------------

Distributions to shareholders from:
  Net investment income
    Class III                                                                             (3,419,674)          (1,010,952)
    Class M                                                                                 (662,571)                  --
                                                                                   -----------------    -----------------
      Total distributions from net investment income                                      (4,082,245)          (1,010,952)
                                                                                   -----------------    -----------------
  Net realized gains
    Class III                                                                             (3,567,682)                  --
    Class M                                                                                 (770,686)                  --
                                                                                   -----------------    -----------------
      Total distributions from net realized gains                                         (4,338,368)                  --
                                                                                   -----------------    -----------------

                                                                                          (8,420,613)          (1,010,952)
                                                                                   -----------------    -----------------
  Net share transactions (Note 7):
    Class III                                                                             59,346,080           23,980,200
    Class M                                                                               40,639,294              579,467
                                                                                   -----------------    -----------------
  Increase in net assets resulting from net share transactions                            99,985,374           24,559,667
                                                                                   -----------------    -----------------

    Total increase in net assets                                                         218,569,222           17,216,163

NET ASSETS:
  Beginning of period                                                                     89,620,855           72,404,692
                                                                                   -----------------    -----------------
  End of period (including distributions in excess of net investment income of $1,396,833 and  accumulated undistributed net investment
    income of $579,393, respectively)                                              $     308,190,077    $      89,620,855
                                                                                   =================    =================

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               YEAR ENDED FEBRUARY 28/29,
                                                        ------------------------------------------------------------------------
                                                           2004           2003             2002           2001           2000
                                                        ----------     ----------       ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     8.54     $     9.65       $     8.81     $    11.41     $     5.74
                                                        ----------     ----------       ----------     ----------     ----------

Income from investment operations:
  Net investment income                                       0.18           0.08             0.14           0.08           0.05
  Net realized and unrealized gain (loss)                     6.71          (1.04)            0.77          (2.48)          5.63
                                                        ----------     ----------       ----------     ----------     ----------

    Total from investment operations                          6.89          (0.96)            0.91          (2.40)          5.68
                                                        ----------     ----------       ----------     ----------     ----------

Less distributions to shareholders:
  From net investment income                                 (0.22)         (0.15)           (0.07)            --             --
  From net realized gains                                    (0.22)            --               --          (0.20)         (0.01)
                                                        ----------     ----------       ----------     ----------     ----------

    Total distributions                                      (0.44)         (0.15)           (0.07)         (0.20)         (0.01)
                                                        ----------     ----------       ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                          $    14.99     $     8.54       $     9.65     $     8.81     $    11.41
                                                        ==========     ==========       ==========     ==========     ==========
TOTAL RETURN (a)                                             81.45%        (10.15)%          10.49%        (21.27)%        98.96%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                     $  249,844     $   89,042       $   72,405     $   52,239     $   65,191
  Net expenses to average daily net assets                    1.16%          1.27%            1.40%          1.40%          1.28%
  Net investment income to average daily net assets           1.82%          0.78%            2.12%          0.91%          0.54%
  Portfolio turnover rate                                       57%           108%             109%            98%           157%
  Fees and expenses reimbursed by the Manager to
    average daily net assets:                                 0.06%          0.31%            0.17%          0.15%          0.17%
  Purchase and redemption fees consisted of the
    following per share amounts: (b)                            --     $     0.00(c)    $     0.04     $     0.02             --

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculations exclude purchase premiums and redemption fees.
(b) Effective March 1, 2000, the fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(c) Purchase and redemption fees were less than $0.01 per share. The redemption fee was rescinded effective April 1, 2002.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          YEAR ENDED FEBRUARY 28/29,
                                                          -------------------------
                                                             2004         2003 (1)
                                                          ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     8.51     $     9.85
                                                          ----------     ----------
Income from investment operations:
  Net investment income                                         0.11           0.01
  Net realized and unrealized gain (loss)                       6.71          (1.35)
                                                          ----------     ----------

    Total from investment operations                            6.82          (1.34)
                                                          ----------     ----------

Less distributions to shareholders:
  From net investment income                                   (0.20)            --
  From net realized gains                                      (0.22)            --
                                                          ----------     ----------

    Total distributions                                        (0.42)            --
                                                          ----------     ----------
NET ASSET VALUE, END OF PERIOD                            $    14.91     $     8.51
                                                          ==========     ==========
TOTAL RETURN (a)                                               80.98%        (13.60)%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $   58,346     $      579
  Net expenses to average daily net assets                      1.45%          1.57%*
  Net investment income to average daily net assets             1.27%          0.20%*
  Portfolio turnover rate                                         57%           108%***
  Fees and expenses reimbursed by the Manager to
    average daily net assets:                                   0.06%          0.41%*

(1) Period from July 9, 2002 (commencement of operations) through February 28, 2003.
*    Annualized.
**   Not annualized.
*** Calculation represents portfolio turnover of the Fund for the year ended February 28, 2003.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Emerging Countries Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries of Asia, Latin America, the Middle East, Africa and Europe ("Emerging Countries"). The Fund's benchmark is the S&P/IFC (Investable) Composite Index.

     Throughout the year ended February 29, 2004, the Fund had two classes of shares outstanding: Class III and Class M. The principal economic difference between the classes of shares is Class III shares bear a shareholder service fee while Class M shares bear an administration fee and a 12b-1 fee (See Note 3).

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign equity securities held by the Fund be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. There were no forward foreign currency contracts outstanding as of February 29, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At February 29, 2004, there were no outstanding futures contracts.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At February 29, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, there were no open swap agreements.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $498,584 for potential capital gains and repatriation taxes at February 29, 2004. The accrual for capital gains and repatriation taxes is included in net unrealized gain in the Statement of Operations. The Fund has incurred $288,270 related to capital gain taxes which is included in net realized gain in the Statement of Operations.

     The Fund is subject to a Contribuicao Provisoria sobre Movimentacoes Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments at year end.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income were $4,082,245 and $1,010,952, respectively. For the years ended February 29, 2004 and February 28, 2003, the distributions paid from long-term capital gains were $4,338,368 and $0, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $11,626,115 and $4,008,650 of undistributed ordinary income and undistributed long-term capital gains, respectively. These temporary differences between book and tax basis distributable earnings are primarily due to passive foreign investment company transactions and capital loss carryover limitations.

     At February 29, 2004, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $4,100,655 and $156,212 expiring in 2010 and 2011, respectively.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to foreign currency transactions. The financial highlights exclude these adjustments.

                  DISTRIBUTIONS               ACCUMULATED
                 IN EXCESS OF NET                 NET
                INVESTMENT INCOME            REALIZED GAIN             PAID-IN CAPITAL
            -------------------------   ------------------------    ---------------------
                  $ (1,477,686)               $ 1,477,690                   $ (4)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class' operations.

     PURCHASE AND REDEMPTION OF FUND SHARES
     Effective April 1, 2002 the Fund ceased charging a purchase premium or redemption fee in connection with the purchase or sale of Fund shares. Prior to April 1, 2002, the premium on cash purchases of Fund shares was 1.20% of the amount invested. In the case of cash redemptions, the fee was .40% of the amount redeemed. All purchase premiums and redemption fees were paid to and recorded by the Fund as paid-in capital. For the year ended February 28, 2003, the Fund received $0 and $1,000 in purchase premiums and redemption fees, respectively.

     INVESTMENT RISK
     Investments in securities of issuers in emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .65% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     Class M shares of the Fund pay GMO an administration fee monthly at an annual rate of .20% of average daily Class M net assets for support services provided to Class M shareholders.

     Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of .25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class III only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes) exceed 1.00% of the Fund's average daily net assets. Prior to June 30, 2003, GMO agreed to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceeded 1.25% and 1.55% of the Fund's average daily net assets for Class III and Class M, respectively.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $2,608. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004 aggregated $203,014,862 and $112,070,167, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                             GROSS UNREALIZED    GROSS UNREALIZED    NET UNREALIZED
           AGGREGATE COST      APPRECIATION        DEPRECIATION       APPRECIATION
          ----------------   -----------------   -----------------   ----------------
           $ 208,849,632       $ 98,677,231        $ (1,416,365)       $ 97,260,866

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 42.6% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, 0.05% of the Fund was held by ten related parties.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          YEAR ENDED                        YEAR ENDED
                                                       FEBRUARY 29, 2004                 FEBRUARY 28, 2003
                                                ------------------------------    ------------------------------
     CLASS III:                                    SHARES           AMOUNT           SHARES           AMOUNT
                                                -------------    -------------    -------------    -------------
     Shares sold                                   12,332,933    $ 125,864,439        7,169,991    $  63,503,546
     Shares issued to shareholders
       in reinvestment of distributions               398,921        5,181,351           99,670          970,789
     Shares repurchased                            (6,500,805)     (71,699,710)      (4,337,592)     (40,494,135)
                                                -------------    -------------    -------------    -------------
     Net increase                                   6,231,049    $  59,346,080        2,932,069    $  23,980,200
                                                =============    =============    =============    =============

                                                                                     PERIOD FROM JULY 9, 2002
                                                          YEAR ENDED               (COMMENCEMENT OF OPERATIONS)
                                                       FEBRUARY 29, 2004             THROUGH FEBRUARY 28, 2003
                                                ------------------------------    ------------------------------
     CLASS M:                                      SHARES           AMOUNT           SHARES           AMOUNT
                                                -------------    -------------    -------------    -------------
     Shares sold                                    5,942,439    $  63,088,565          170,323    $   1,468,988
     Shares issued to shareholders
       in reinvestment of distributions               110,703        1,433,257               --               --
     Shares repurchased                            (2,206,847)     (23,882,528)        (102,349)        (889,521)
                                                -------------    -------------    -------------    -------------
     Net increase                                   3,846,295    $  40,639,294           67,974    $     579,467
                                                =============    =============    =============    =============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO EMERGING COUNTRIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Emerging Countries Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

During the year ended February 29, 2004, the Fund paid foreign taxes of $734,982 and recognized foreign source income of $6,715,085.

The Fund's distributions to shareholders included:
     $4,338,368 from long-term capital gains, all of which was subject to the 15% rate gains category.

     For taxable, non-corporate shareholders, 66.43% of the Fund's income represents qualified dividend income subject to the 15% rate category.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                            NUMBER OF
                                                                          PORTFOLIOS IN
                                                           PRINCIPAL          FUND           OTHER
                                     TERM OF OFFICE(1)   OCCUPATION(S)       COMPLEX     DIRECTORSHIPS
  NAME, ADDRESS,      POSITION(S)      AND LENGTH OF      DURING PAST      OVERSEEN BY      HELD BY
     AND DOB        HELD WITH TRUST     TIME SERVED       FIVE YEARS         TRUSTEE        TRUSTEE
------------------  ---------------  -----------------  ----------------  -------------  --------------
Jay O. Light        Trustee          Since May 1996     Professor of
c/o GMO Trust                                           Business                41            *(2)
40 Rowes Wharf                                          Administration
Boston, MA 02110                                        and Senior
DOB: 10/03/1941                                         Associate Dean,
                                                        Harvard
                                                        University.

Donald W.           Trustee          Since              Advisory
Glazer, Esq.                         December 2000      Counsel,                41            None
c/o GMO Trust                                           Goodwin Procter
40 Rowes Wharf                                          LLP; Secretary
Boston, MA 02110                                        and Consultant,
DOB:  07/26/1944                                        Provant, Inc.
                                                        (provider of
                                                        performance
                                                        improvement
                                                        training
                                                        services and
                                                        products)(1998
                                                        - present);
                                                        Consultant -
                                                        Business and
                                                        Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                            NUMBER OF
                                                                          PORTFOLIOS IN
                                                           PRINCIPAL          FUND           OTHER
                                     TERM OF OFFICE(1)   OCCUPATION(S)       COMPLEX     DIRECTORSHIPS
  NAME, ADDRESS,      POSITION(S)      AND LENGTH OF     DURING PAST       OVERSEEN BY      HELD BY
     AND DOB        HELD WITH TRUST     TIME SERVED      FIVE YEARS          TRUSTEE        TRUSTEE
------------------  ---------------  -----------------  ----------------  -------------  ---------------
R. Jeremy           Chairman of      Since September    Chairman,
Grantham(3)         the Board of     1985.              Grantham,               41           None
c/o GMO Trust       Trustees         President from     Mayo, Van
40 Rowes Wharf                       February 2002 -    Otterloo & Co.
Boston, MA 02110                     October 2002;      LLC
DOB:  10/06/1938                     President
                                     Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                    TERM OF OFFICE(4)
NAME, ADDRESS, AND          POSITION(S) HELD          AND LENGTH OF           PRINCIPAL OCCUPATION(S)
       DOB                     WITH TRUST              TIME SERVED             DURING PAST FIVE YEARS
------------------------  ---------------------  -----------------------  -------------------------------
Scott Eston               President and Chief    President and Chief      Chief Financial Officer
c/o GMO Trust             Executive Officer      Executive Officer        (1997-present), Chief
40 Rowes Wharf                                   since October 2002;      Operating Officer (2000 -
Boston, MA 02110                                 Vice President from      present) and Member,
DOB:  01/20/1956                                 August 1998 - October    Grantham, Mayo, Van Otterloo
                                                 2002.                    & Co. LLC.

Susan Randall Harbert     Chief Financial        Chief Financial          Member, Grantham, Mayo, Van
c/o GMO Trust             Officer and            Officer since            Otterloo & Co. LLC.
40 Rowes Wharf            Treasurer              February 2000;
Boston, MA 02110                                 Treasurer since
DOB:  04/25/1957                                 February 1998.

Brent Arvidson            Assistant Treasurer    Since September 1998.    Senior Fund Administrator,
c/o GMO Trust                                                             Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                                            & Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.    Vice President and     Vice President since     General Counsel, Anti-Money
c/o GMO Trust             Clerk                  February 1997; Clerk     Laundering Reporting Officer
40 Rowes Wharf                                   since March 2001 -       (July 2002 - February 2003)
Boston, MA 02110                                 present and May 1999     and Member, Grantham, Mayo,
DOB:  07/20/1965                                 - August 1999.           Van Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.  Vice President and     Vice President since     Associate General Counsel,
c/o GMO Trust             Secretary              August 1999;             Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                   Secretary since March    & Co. LLC (June 1999 -
Boston, MA 02110                                 2001.                    present);  Associate/Junior
DOB:  02/18/1945                                                          Partner, Hale and Dorr LLP
                                                                          (1991 - 1999).

Julie Perniola            Vice President and     Since February 2003.     Anti-Money Laundering
c/o GMO Trust             Anti-Money                                      Reporting Officer (February
40 Rowes Wharf            Laundering                                      2003 - present) and
Boston, MA 02110          Compliance Officer                              Compliance Officer, Grantham,
DOB:  10/07/1970                                                          Mayo, Van Otterloo & Co. LLC.

William L. Nemerever      Vice President         Vice President since     Member, Grantham, Mayo, Van
c/o GMO Trust                                    February 2004.           Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the Emerging Markets Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Asia Fund returned +91.0% for the fiscal year ended February 29, 2004, as compared to +80.6% for the GMO Asia 7 benchmark. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in emerging market equities tied economically to the Asia region throughout the fiscal year.

Country selection added 6.1% to performance during the period. The Fund's second largest overweight, Thailand (+7.3%), was the best performing market for the fiscal year, rising 125%. The Fund's largest underweight, Malaysia (-11.7%) was the worst performing market. These two positions added 6.7% to performance.

Stock selection added 4.3% during the period, contributing positively within every market except Taiwan. Selection was strong in China and Indonesia, adding 2.6% and 3.2%, respectively.

For the period, the value, momentum and reversal models all outperformed, with the macroeconomic model the only laggard.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

ASIA FUND-III
As Of: 2/29/2004

             GMO ASIA FUND   MSCI EMF ASIA INDEX   GMO ASIA 7 INDEX*
 2/18/1998     4,960,000          5,000,000            5,000,000
 3/31/1998     5,232,800          5,344,570            5,516,170
 6/30/1998     3,412,480          3,571,890            3,395,020
 9/30/1998     2,772,390          3,061,010            3,117,360
12/31/1998     4,237,175          4,094,440            4,861,245
 3/31/1999     4,206,835          4,547,665            4,781,140
 6/30/1999     6,724,870          6,362,540            7,632,655
 9/30/1999     5,389,385          5,873,865            6,322,115
12/31/1999     7,097,205          6,935,885            8,111,910
 3/31/2000     6,655,255          7,239,755            7,988,520
 6/30/2000     5,448,990          6,260,225            6,878,265
 9/30/2000     4,652,810          4,875,075            5,538,250
12/31/2000     4,197,000          4,037,630            4,755,460
 3/31/2001     3,989,815          4,047,605            4,727,445
 6/30/2001     4,155,565          4,002,705            4,909,675
 9/30/2001     3,721,760          3,212,825            4,147,810
12/31/2001     4,058,460          4,274,680            4,925,015
 3/31/2002     5,236,915          4,930,555            5,920,795
 6/30/2002     5,110,650          4,637,785            5,774,535
 9/30/2002     4,235,170          3,869,425            4,883,960
12/31/2002     4,404,575          4,061,335            4,996,985
 3/31/2003     4,344,075          3,706,025            4,840,830
 6/30/2003     5,584,375          4,531,800            6,147,195
 9/30/2003     6,450,825          5,243,350            7,032,350
12/31/2003     8,039,190          6,105,990            8,314,815
 2/29/2004     8,312,950          6,657,570            8,897,705

Average Annual Returns
Inception                          2/18/1998

1YR           5YR            10YR(ITD)
 88          16.29             8.79

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 80 bp on the purchase and 80 bp on the redemption. Transaction fees are retained by the Fund to cover trading costs. Past performance is not indicative of future results. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

* The GMO Asia 7 Index is composed of the IFC Investable Country Indexes, equally weighted, for seven Asian countries (China, Indonesia, Korea, Malaysia, the Philipines, Taiwan and Thailand).

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 98.1%

                  CHINA -- 21.4%
        396,000   Aluminum Corp of China Ltd                                                       320,510
        640,000   Angang New Steel Co Class H                                                      382,330
        571,000   Bengang Steel Plates Co Ltd Class B *                                            297,096
        885,000   China Everbright Ltd                                                             608,279
        307,000   China International Marine Containers Co Ltd Class B *                           573,072
        158,000   China Life Insurance Co Ltd *                                                    112,656
      1,275,800   China Mobile Ltd                                                               4,490,955
         45,200   China Mobile Ltd ADR                                                             796,876
      2,059,400   China Petroleum & Chemical Corp Class H                                          866,478
        520,000   China Shipping Development Co Ltd, Class H                                       410,851
          7,200   China Telecom Corp Ltd ADR                                                       277,200
          4,200   China Unicom ADR                                                                  53,634
        584,800   Chongqing Changan Automobile Co Ltd Class B                                      779,097
        154,600   CNOOC Ltd                                                                        312,821
         14,500   CNOOC Ltd ADR                                                                    591,310
        230,800   Cosco Pacific Ltd                                                                352,849
        209,000   CSG Holding Co Ltd, Class B                                                      140,696
      2,790,400   Denway Motors Ltd                                                              3,244,297
      7,873,300   Guangdong Investments Ltd *                                                    1,527,353
      2,014,400   Huadian Power International Corp Ltd Class H                                     789,316
          6,000   Huaneng Power International Inc ADR                                              449,280
        351,800   Huaneng Power International Inc Class H                                          662,124
      1,053,200   Maanshan Iron & Steel Co Ltd Class H                                             405,917
     13,037,400   PetroChina Co Ltd Class H                                                      6,992,831
         60,000   PICC Property & Casualty Co Ltd *                                                 26,208
        131,000   Shandong Chenming Paper Holdings Ltd Class B                                     121,511
        208,800   Shanghai Industrial Holdings Ltd                                                 547,225
        543,000   Shenzhen SEG Co Ltd, Class B *                                                   290,201
        373,000   Sinopec Shanghai Petrochemical Co Ltd Class H                                    171,313
        740,000   Sinopec Yizheng Chemical Fibre Co Ltd                                            172,074
      3,180,000   Stone Electronic Technology Ltd *                                                343,172

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  CHINA -- CONTINUED
      1,121,800   TCL International Holdings Ltd                                                   511,622
        660,000   Tsingtao Brewing Co Ltd Class H                                                  805,514
         62,000   Weiqiao Textile Co                                                               108,327
        940,600   Yanzhou Coal Mining Co Ltd Class H                                             1,081,518
        782,000   Zhejiang Southeast Electric Power Co Class B                                     665,482
                                                                                           ---------------
                                                                                                30,281,995
                                                                                           ---------------

                  INDONESIA -- 29.2%
      2,245,000   Astra International Tbk                                                        1,433,826
     13,833,900   Bank Central Asia Tbk                                                          5,972,056
      2,500,000   Bank NISP Tbk PT                                                                 121,230
        366,000   Bank Rakyat Indonesia *                                                           67,096
      1,180,600   Bimantara Citra Tbk PT                                                           499,189
      4,107,000   Bumi Resources Tbk PT                                                            291,449
      3,792,000   Ciputra Development Tbk PT *                                                     224,246
        286,000   Ciputra Surya Tbk PT *                                                            35,517
      9,188,800   Citra Marga Nusaphala Persad *                                                   451,017
      7,682,000   Gajah Tunggal Tbk *                                                              499,716
         88,650   Gudang Garam                                                                     147,837
      5,396,800   HM Sampoerna Tbk                                                               3,111,697
     13,929,500   Indah Kiat Pulp & Paper *                                                      1,317,989
      1,314,000   Indocement Tunggal Prakarsa *                                                    369,101
     10,563,000   Indofood Sukses Makmur Tbk                                                     1,061,922
         21,000   Indonesian Satellite Corp Tbk PT ADR                                             452,760
      1,435,100   International Nickel                                                           7,638,025
        237,000   Limas Stokhomindo Tbk PT *                                                        32,235
      1,932,000   PT Bank Mandiri                                                                  319,905
      7,415,000   PT Bank Pan Indonesia Tbk                                                        306,949
      5,135,000   PT Indo-Rama Synthetics Tbk                                                      334,033
     18,941,500   PT Matahari Putra Prima Tbk                                                    1,512,184
      1,000,000   Ramayana Lestari Sentosa                                                         431,697
     14,925,600   Telekomunikasi Indonesia Tbk PT                                               12,886,680
         93,200   Telekomunikasi Indonesia Tbk PT ADR                                            1,604,904
      1,668,000   United Tractors Tbk PT *                                                         286,056
                                                                                           ---------------
                                                                                                41,409,316
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  PHILIPPINES -- 16.1%
      4,141,325   Aboitiz Equity Ventures Inc                                                      227,949
      3,356,256   Ayala Corp                                                                       351,596
     48,871,798   Ayala Land Inc                                                                 4,772,637
        681,995   Equitable PCI Bank *                                                             466,208
     11,988,850   Filinvest Land Inc *                                                             221,385
      2,868,190   First Philippine Holdings *                                                    1,196,777
      2,097,500   Ginebra San Miguel Inc                                                         1,173,140
         98,412   Globe Telecom Inc                                                              1,546,424
     14,213,000   Megaworld Corp *                                                                 257,409
        497,127   Philippine Long Distance Telephone *                                           8,562,024
         36,600   Philippine Long Distance Telephone ADR *                                         638,304
        765,474   San Miguel Corp Class B                                                          951,406
     21,747,900   SM Prime Holdings                                                              2,355,508
                                                                                           ---------------
                                                                                                22,720,767
                                                                                           ---------------

                  SINGAPORE -- 2.9%
        148,000   DBS Group Holdings Ltd                                                         1,278,073
          3,707   Haw Par Corp Ltd                                                                  10,627
        273,000   Oversea-Chinese Banking Corp                                                   2,036,775
         90,690   United Overseas Bank Ltd                                                         751,199
                                                                                           ---------------
                                                                                                 4,076,674
                                                                                           ---------------

                  SOUTH KOREA -- 3.8%
          1,184   Clover Hitech Co Ltd *                                                             7,853
         12,100   Daibeck Advanced Materials Co Ltd                                                237,164
            203   Hyosung Corp                                                                       1,864
          4,400   Hyundai Autonet Co Ltd                                                            10,458
         17,300   Hyundai Motor Co                                                                 735,544
         16,588   Kangwon Land Inc                                                                 198,182
          9,740   KT Corp                                                                          360,281
         15,800   KT&G Corp                                                                        371,488
          8,480   LG Industrial Systems Co Ltd *                                                   114,293
          3,800   Samsung Electronics                                                            1,761,054
          4,000   Samsung SDI Co Ltd                                                               554,422

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  SOUTH KOREA -- CONTINUED
         26,990   SK Corp                                                                        1,001,797
          7,600   Ssangyong Motor Co *                                                              61,718
                                                                                           ---------------
                                                                                                 5,416,118
                                                                                           ---------------

                  TAIWAN -- 3.8%
         89,000   Acer Inc                                                                         140,085
        211,000   Advanced Semiconductor Engineering Inc *                                         237,853
        830,000   Ambassador Hotel *                                                               450,397
        183,212   Asustek Computer Inc                                                             480,619
        443,000   Benq Corp                                                                        609,615
        307,000   China Life Insurance Co *                                                        228,260
         78,000   China Motor Corp Ltd                                                             156,678
        146,000   Chinatrust Financial Holding Co                                                  174,211
          9,900   Chunghwa Telecom Co Ltd ADR                                                      162,756
      1,198,020   Inventec Co Ltd                                                                  790,180
      1,146,890   Taiwan Cement Corp                                                               687,687
        424,000   Taiwan Pulp & Paper Corp *                                                       172,880
        167,120   Taiwan Semiconductor Manufacturing Co Ltd *                                      318,157
        463,686   United Microelectronics Corp *                                                   422,607
        809,000   Walsin Lihwa Corp *                                                              395,344
                                                                                           ---------------
                                                                                                 5,427,329
                                                                                           ---------------

                  THAILAND -- 20.9%
        315,000   Adkinson Securities Ltd (Foreign Registered) *(a)                                 85,785
      2,453,400   Advanced Info Service Pcl (Foreign Registered) (a)                             5,432,573
         93,000   Aromatics Thailand Plc *(a)                                                      144,388
      3,078,900   Bangkok Expressway Pcl (Foreign Registered) (a)                                1,978,677
      8,568,000   Bangkok Land Co Ltd *(a)                                                         305,299
        302,600   Banpu Pcl (Foreign Registered) (a)                                             1,116,747
      2,140,600   Central Pattana Pcl (Foreign Registered) (a)                                   2,710,482
      7,793,800   Charoen Pokphand Foods Pcl (Foreign Registered) (a)                            1,269,542
        100,800   Electricity Generating Pcl (Foreign Registered)                                  203,960
        118,100   Electricity Generating Pcl NVDR                                                  226,942
      2,164,000   Industrial Finance Corp of Thailand (Foreign Registered) *(a)                    291,911
        249,000   Italian-Thai Development Pcl (Foreign Registered) (a)                            678,112

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  THAILAND -- CONTINUED
        419,000   ITV Pcl (Foreign Registered) *(a)                                                206,887
      6,971,000   Jasmine International Pcl *(a)                                                   271,459
        188,880   Kasikornbank Pcl (Foreign Registered) *                                          245,174
      1,349,000   KGI Securities One Pcl (Foreign Registered) *(a)                                 165,492
         74,000   Kiatnakin Finance & Securities (Foreign Registered) (a)                           85,225
        473,500   Krungthai Card Pcl (Foreign Registered) (a)                                      349,491
      2,430,100   Land & House Pcl (Foreign Registered)                                            797,869
        560,000   Land & House Pcl NVDR                                                            169,611
      2,930,000   Loxley Pcl (Foreign Registered) *(a)                                             432,527
        638,000   National Petrochemical (Foreign Registered) (a)                                1,997,302
        404,420   PTT Exploration & Production Pcl (Foreign Registered) (a)                      2,593,888
      1,055,611   PTT Pcl (Foreign Registered) (a)                                               4,325,614
        767,050   Sahaviriya Steel Industry (Foreign Registered) *(a)                              663,775
         65,780   Siam Cement Pcl (Foreign Registered)                                             441,993
        173,500   Siam Cement Pcl (Foreign Registered) NVDR                                      1,059,812
        484,000   Sino Thai Engineering & Construction PCL (Foreign Registered) *(a)               231,591
      2,439,000   Tanayong Co Ltd (Foreign Registered) *(a) (b)                                        621
         91,000   Thai Airways International (Foreign Registered) (a)                              138,967
        309,280   Thai Petrochemical (Foreign Registered) *(a)                                      73,601
        695,000   Thai Union Frozen Products Pcl (Foreign Registered)                              477,602
        120,000   TPI Polene Co (Foreign Registered) *(a)                                          114,533
      1,168,000   TT&T Pcl (Foreign Registered) *(a)                                               252,685
                                                                                           ---------------
                                                                                                29,540,137
                                                                                           ---------------

                  TOTAL COMMON STOCKS (COST $86,900,501)                                       138,872,336
                                                                                           ---------------

                  PREFERRED STOCKS -- 0.4%

                  SOUTH KOREA -- 0.4%
          7,300   Hyundai Motor Co 5.05%                                                           150,532
          1,600   Samsung Electronics (Non Voting) 4.08%                                           443,537
                                                                                           ---------------
                                                                                                   594,069
                                                                                           ---------------

                  TOTAL PREFERRED STOCKS (COST $441,743)                                           594,069
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    UNITS /
 PAR VALUE ($)    DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  RIGHTS AND WARRANTS -- 0.3%

                  MALAYSIA -- 0.0%
        162,600   Affin Holdings Berhad Warrants, Expires 7/08/05 *                                  9,628
                                                                                           ---------------

                  THAILAND -- 0.3%
      1,138,620   Charoen Pokphand Foods Pcl Warrants, Expires 4/29/05 (Foreign
                    Registered)*                                                                    88,678
     13,600,000   Jasmine International Pcl Warrants, Expires 2/08/09 *(a)                         356,528
        480,663   Telecomasia Corp Pcl Warrants, Expires 4/03/08 *(a)                                   --
                                                                                           ---------------
                                                                                                   445,206
                                                                                           ---------------

                  TOTAL RIGHTS AND WARRANTS (COST $366,616)                                        454,834
                                                                                           ---------------

                  SHORT-TERM INVESTMENTS -- 1.3%

                  CASH EQUIVALENTS -- 1.3%
      1,800,000   Banc One Corp, 1.01%, due 3/01/04                                              1,800,000
                                                                                           ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $1,800,000)                                 1,800,000
                                                                                           ---------------

                  TOTAL INVESTMENTS -- 100.1%
                  (Cost $89,508,860)                                                           141,721,239

                  Other Assets and Liabilities (net) -- (0.1%)                                    (106,771)
                                                                                           ---------------

                  TOTAL NET ASSETS -- 100.0%                                               $   141,614,468
                                                                                           ===============

                  NOTES TO SCHEDULE OF INVESTMENTS:

                  ADR - American Depositary Receipt
                  Foreign Registered - shares issued to foreign investors in markets that have foreign ownership limits.
                  NVDR - Non-Voting Depository Receipt
                  * Non-income producing security.
                  (a) Security valued at fair value using methods determined in good faith by or at the direction of
                      the Trustees (Note 2).
                  (b) Bankrupt issuer.

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
FEBRUARY 29, 2004

At February 29, 2004, industry sector diversification of the Fund's equity investments was as follows:

          INDUSTRY SECTOR
          ------------------------------------------------------------
          Telecommunication Services                              27.3%
          Financials                                              17.6
          Materials                                               13.8
          Energy                                                  12.9
          Consumer Discretionary                                   8.7
          Industrials                                              6.1
          Consumer Staples                                         5.8
          Information Technology                                   4.6
          Utilities                                                3.2
                                                                 -----
                                                                 100.0%
                                                                 =====

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments, at value (cost $89,508,860) (Note 2)                                $   141,721,239
  Cash                                                                                      36,715
  Foreign currency, at value (cost $21,856) (Note 2)                                        21,741
  Dividends and interest receivable                                                         63,710
  Receivable for expenses reimbursed by Manager (Note 3)                                     8,198
                                                                                   ---------------

    Total assets                                                                       141,851,603
                                                                                   ---------------

LIABILITIES:
  Payable to affiliate for (Note 3):
    Management fee                                                                          92,734
    Shareholder service fee                                                                 17,173
    Trustees fee                                                                               286
  Accrued expenses                                                                         126,942
                                                                                   ---------------

    Total liabilities                                                                      237,135
                                                                                   ---------------
NET ASSETS                                                                         $   141,614,468
                                                                                   ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                  $    92,319,145
  Accumulated undistributed net investment income                                        2,620,430
  Accumulated net realized loss                                                         (5,537,624)
  Net unrealized appreciation                                                           52,212,517
                                                                                   ---------------
                                                                                   $   141,614,468
                                                                                   ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                 $   141,614,468
                                                                                   ===============

SHARES OUTSTANDING:
  Class III                                                                             10,285,922
                                                                                   ===============

NET ASSET VALUE PER SHARE:
  Class III                                                                        $         13.77
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $610,344)                                 $     4,095,308
  Interest                                                                                  17,099
                                                                                   ---------------

      Total income                                                                       4,112,407
                                                                                   ---------------

EXPENSES:
  Management fee (Note 3)                                                                1,107,505
  Shareholder service fee (Note 3) - Class III                                             205,094
  Custodian fees                                                                           387,888
  Transfer agent fees                                                                       28,023
  Audit and tax fees                                                                        53,875
  Legal fees                                                                                 6,867
  Trustees fees and related expenses (Note 3)                                                2,850
  Registration fees                                                                          3,179
  Miscellaneous                                                                              3,222
                                                                                   ---------------
    Total expenses                                                                       1,798,503
  Fees and expenses reimbursed by Manager (Note 3)                                         (90,320)
                                                                                   ---------------
    Net expenses                                                                         1,708,183
                                                                                   ---------------

      Net investment income                                                              2,404,224
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments                                                                         30,646,222
    Foreign currency, forward contracts and foreign currency related transactions            9,482
                                                                                   ---------------

      Net realized gain                                                                 30,655,704
                                                                                   ---------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                         55,011,918
    Foreign currency, forward contracts and foreign currency related transactions           (1,628)
                                                                                   ---------------

      Net unrealized gain                                                               55,010,290
                                                                                   ---------------

    Net realized and unrealized gain                                                    85,665,994
                                                                                   ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    88,070,218
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       YEAR ENDED           YEAR ENDED
                                                                                      FEBRUARY 29,         FEBRUARY 28,
                                                                                          2004                 2003
                                                                                   -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                            $       2,404,224    $         915,389
  Net realized gain (loss)                                                                30,655,704           (4,512,054)
  Change in net unrealized appreciation (depreciation)                                    55,010,290           (7,689,959)
                                                                                   -----------------    -----------------

  Net increase (decrease) in net assets from operations                                   88,070,218          (11,286,624)
                                                                                   -----------------    -----------------

Distributions to shareholders from:
  Net investment income
    Class III                                                                               (809,606)            (749,692)
                                                                                   -----------------    -----------------

  Net share transactions (Note 7):
    Class III                                                                            (50,999,948)            (487,810)
                                                                                   -----------------    -----------------
  Decrease in net assets resulting from net share transactions                           (50,999,948)            (487,810)
                                                                                   -----------------    -----------------

    Total increase (decrease) in net assets                                               36,260,664          (12,524,126)

NET ASSETS:
  Beginning of period                                                                    105,353,804          117,877,930
                                                                                   -----------------    -----------------
  End of period (including accumulated undistributed net investment income of
    $2,620,430 and $803,288, respectively)                                         $     141,614,468    $     105,353,804
                                                                                   =================    =================

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                YEAR ENDED FEBRUARY 28/29,
                                                        --------------------------------------------------------------------------
                                                           2004           2003             2002             2001           2000
                                                        ----------     ----------       ----------       ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     7.25     $     8.09       $     7.87       $    12.35     $     7.67
                                                        ----------     ----------       ----------       ----------     ----------

Income from investment operations:
  Net investment income                                       0.23           0.06             0.07             0.09           0.03
  Net realized and unrealized gain (loss)                     6.35          (0.85)            0.26            (3.32)          5.01
                                                        ----------     ----------       ----------       ----------     ----------

    Total from investment operations                          6.58          (0.79)            0.33            (3.23)          5.04
                                                        ----------     ----------       ----------       ----------     ----------

Less distributions to shareholders:
  From net investment income                                 (0.06)         (0.05)           (0.11)           (0.01)         (0.02)
  From net realized gains                                       --             --               --            (1.24)         (0.34)
                                                        ----------     ----------       ----------       ----------     ----------

    Total distributions                                      (0.06)         (0.05)           (0.11)           (1.25)         (0.36)
                                                        ----------     ----------       ----------       ----------     ----------
NET ASSET VALUE, END OF PERIOD                          $    13.77     $     7.25       $     8.09       $     7.87     $    12.35
                                                        ==========     ==========       ==========       ==========     ==========
TOTAL RETURN (a)                                             91.04%         (9.82)%           4.41%          (27.45)%        65.57%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                     $  141,614     $  105,354       $  117,878       $  113,927     $  119,218
  Net expenses to average daily net assets                    1.25%          1.35%            1.28%            1.30%          1.25%
  Net investment income to average daily net assets           1.76%          0.80%            1.01%            1.22%          0.22%
  Portfolio turnover rate                                       39%            72%              68%              84%           121%
  Fees and expenses reimbursed by the
    Manager to average daily net assets:                      0.07%          0.06%            0.09%            0.07%          0.07%
  Purchase and redemption fees consisted
    of the following per share amounts: (b)             $     0.02     $     0.00(c)    $     0.00(c)    $     0.03             --

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b) Effective March 1, 2000 the fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(c)  Purchase and redemption fees were less than $0.01 per share.

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Asia Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities traded in the Asian securities markets other than Japan. The Fund's benchmark is the GMO Asia 7 Index, an index maintained by the Manager and composed of the S&P/IFCI (Investable) Country Indices of seven Asian countries (China, Indonesia, Korea, Malaysia, the Philippines, Taiwan and Thailand), all of which are equally weighted.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION

     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign equity securities held by the Fund be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS

     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. There were no forward foreign currency contracts outstanding as of February 29, 2004.

     FUTURES CONTRACTS

     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of February 29, 2004, there were no outstanding futures contracts.

     OPTIONS

     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At February 29, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     INDEXED SECURITIES

     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SWAP AGREEMENTS

     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, there were no open swap agreements.

     SECURITY LENDING

     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund did not have any securities on loan.

     TAXES AND DISTRIBUTIONS

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distribution paid were as follows: ordinary income - $809,606 and $749,692, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $2,635,874 of undistributed ordinary income.

     At February 29, 2004, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $5,276,432 expiring in 2011.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net value of the Fund and is primarily attributable to passive foreign investment company transactions. The financial highlights exclude these adjustments.

          ACCUMULATED                ACCUMULATED
       UNDISTRIBUTED NET                 NET
       INVESTMENT INCOME            REALIZED LOSS            PAID-IN CAPITAL
     ----------------------       -------------------       ------------------
           $ 222,524                  $ (222,523)                 $ (1)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

     EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES

     The premiums on cash purchases and fees on redemption of Fund shares is 0.80%. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not cause the Fund to incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the years ended February 29, 2004 and February 28, 2003, the Fund received $59,456 and $32,588 in purchase premiums, respectively and $247,420 and $25,581 in redemption fees, respectively. There is no premium for reinvested distributions.

     INVESTMENT RISK

     Investments in emerging countries present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan,

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, custody fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .81% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended was $1,741. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $51,148,103 and $101,911,584, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                          GROSS UNREALIZED     GROSS UNREALIZED     NET UNREALIZED
      AGGREGATE COST        APPRECIATION         DEPRECIATION        APPRECIATION
     -----------------    -----------------    -----------------    --------------
       $ 89,785,496         $ 56,612,827         $ (4,677,084)       $ 51,935,743

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 76.5% of the outstanding shares of the Fund were held by five shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, 4.71% of the Fund was held by fourteen related parties.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          YEAR ENDED                         YEAR ENDED
                                                       FEBRUARY 29, 2004                 FEBRUARY 28, 2003
                                                ------------------------------    ------------------------------
     CLASS III:                                    SHARES           AMOUNT           SHARES           AMOUNT
                                                -------------    -------------    -------------    -------------
     Shares sold                                    1,429,811    $  15,578,285          507,393    $   4,075,321
     Shares issued to shareholders
       in reinvestment of distributions                40,217          384,474           39,072          330,158
     Shares repurchased                            (5,724,218)     (66,962,707)        (583,805)      (4,893,289)
                                                -------------    -------------    -------------    -------------
     Net decrease                                  (4,254,190)   $ (50,999,948)         (37,340)   $    (487,810)
                                                =============    =============    =============    =============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO ASIA FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Asia Fund (the "Fund") (a series of GMO Trust) at, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO ASIA FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

     During the year ended February 29, 2004, the Fund paid foreign taxes of $610,344 and recognized foreign source income of $4,705,652.

     The Fund's distributions to shareholders included:

          For taxable, non-corporate shareholders, 9.10% of the Fund's income represents qualified dividend income subject to the 15% rate category.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                            NUMBER OF
                                                                          PORTFOLIOS IN
                                                           PRINCIPAL          FUND           OTHER
                                     TERM OF OFFICE(1)   OCCUPATION(S)       COMPLEX     DIRECTORSHIPS
  NAME, ADDRESS       POSITION(S)      AND LENGTH OF      DURING PAST      OVERSEEN BY      HELD BY
     AND DOB        HELD WITH TRUST     TIME SERVED       FIVE YEARS         TRUSTEE        TRUSTEE
------------------  ---------------  -----------------  ----------------  -------------  ---------------
Jay O. Light        Trustee          Since May 1996     Professor of
c/o GMO Trust                                           Business                41            *(2)
40 Rowes Wharf                                          Administration
Boston, MA 02110                                        and Senior
DOB: 10/03/1941                                         Associate Dean,
                                                        Harvard
                                                        University.

Donald W. Glazer,   Trustee          Since December     Advisory
Esq.                                 2000               Counsel,                41            None
c/o GMO Trust                                           Goodwin Procter
40 Rowes Wharf                                          LLP; Secretary
Boston, MA 02110                                        and Consultant,
DOB:  07/26/1944                                        Provant, Inc.
                                                        (provider of
                                                        performance
                                                        improvement
                                                        training
                                                        services and
                                                        products)(1998
                                                        - present);
                                                        Consultant -
                                                        Business and
                                                        Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                            NUMBER OF
                                                                          PORTFOLIOS IN
                                                           PRINCIPAL          FUND           OTHER
                                     TERM OF OFFICE(1)   OCCUPATION(S)       COMPLEX     DIRECTORSHIPS
  NAME, ADDRESS       POSITION(S)      AND LENGTH OF    DURING PAST FIVE   OVERSEEN BY      HELD BY
     AND DOB        HELD WITH TRUST     TIME SERVED          YEARS           TRUSTEE        TRUSTEE
------------------  ---------------  -----------------  ----------------  -------------  ---------------
R. Jeremy           Chairman of the  Since September    Chairman,
Grantham(3)         Board of         1985.              Grantham, Mayo,         41           None
c/o GMO Trust       Trustees         President from     Van Otterloo &
40 Rowes Wharf                       February 2002 -    Co. LLC
Boston, MA 02110                     October 2002;
DOB:  10/06/1938                     President
                                     Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                           TERM OF OFFICE(4)
                                 POSITION(S) HELD            AND LENGTH OF              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND DOB              WITH TRUST                TIME SERVED                DURING PAST FIVE YEARS
----------------------------  -----------------------  --------------------------  ----------------------------------
Scott Eston                   President and Chief      President and Chief         Chief Financial Officer
c/o GMO Trust                 Executive Officer        Executive Officer since     (1997-present), Chief Operating
40 Rowes Wharf                                         October 2002; Vice          Officer (2000 - present) and
Boston, MA 02110                                       President from August       Member, Grantham, Mayo, Van
DOB:  01/20/1956                                       1998 - October 2002.        Otterloo & Co. LLC.

Susan Randall Harbert         Chief Financial          Chief Financial Officer     Member, Grantham, Mayo, Van
c/o GMO Trust                 Officer and Treasurer    since February 2000;        Otterloo & Co. LLC.
40 Rowes Wharf                                         Treasurer since February
Boston, MA 02110                                       1998.
DOB:  04/25/1957

Brent Arvidson                Assistant Treasurer      Since September 1998.       Senior Fund Administrator,
c/o GMO Trust                                                                      Grantham, Mayo, Van Otterloo &
40 Rowes Wharf                                                                     Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.        Vice President and       Vice President since        General Counsel, Anti-Money
c/o GMO Trust                 Clerk                    February 1997; Clerk        Laundering Reporting Officer
40 Rowes Wharf                                         since March 2001 -          (July 2002 - February 2003) and
Boston, MA 02110                                       present and May 1999 -      Member, Grantham, Mayo, Van
DOB:  07/20/1965                                       August 1999.                Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.      Vice President and       Vice President since        Associate General Counsel,
c/o GMO Trust                 Secretary                August 1999; Secretary      Grantham, Mayo, Van Otterloo &
40 Rowes Wharf                                         since March 2001.           Co. LLC (June 1999 - present);
Boston, MA 02110                                                                   Associate/Junior Partner, Hale
DOB:  02/18/1945                                                                   and Dorr LLP (1991 - 1999).

Julie Perniola                Vice President and       Since February 2003.        Anti-Money Laundering Reporting
c/o GMO Trust                 Anti-Money Laundering                                Officer (February 2003 - present)
40 Rowes Wharf                Compliance Officer                                   and Compliance Officer, Grantham,
Boston, MA 02110                                                                   Mayo, Van Otterloo & Co. LLC.
DOB:  10/07/1970

William L. Nemerever          Vice President           Vice President since        Member, Grantham, Mayo, Van
c/o GMO Trust                                          February 2004.              Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the Emerging Markets Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Taiwan Fund returned +49.5% for the fiscal year ended February 29, 2004, as compared to +62.7% for the MSCI Taiwan Index. Consistent with the Fund's investment objectives and policies, throughout the period the Fund was invested substantially in emerging market equities tied economically to Taiwan.

Poor stock selection accounted for the bulk of underperformance. The value and momentum strategies underperformed, costing the Fund almost 10%.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

TAIWAN FUND
As Of: 2/29/2004

             GMO TAIWAN FUND   MSCI TAIWAN INDEX
 10/4/2002      4,992,500          5,000,000
12/31/2002      4,999,990          5,537,665
 3/31/2003      4,935,085          5,381,650
 6/30/2003      5,516,710          6,211,165
 9/30/2003      6,334,695          7,626,050
12/31/2003      6,442,145          7,858,570
 2/29/2004      7,535,775          8,884,255

Average Annual Returns
Inception              10/4/2002

 1YR             5YR               10YR(ITD)
           48.63 N/A                 33.89

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 15 bp on the purchase and 45 bp on the redemption. Transaction fees are retained by the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 100.0%

                  TAIWAN -- 100.0%
        525,000   Accton Technology Corp                                                           467,471
      5,400,716   Acer Inc                                                                       8,500,602
      2,272,000   Advanced Semiconductor Engineering Inc *                                       2,561,151
        493,000   Arima Computer Corp *                                                            205,447
        834,000   Asia Cement Corp                                                                 592,589
      5,378,000   Asustek Computer Inc                                                          14,108,080
        700,800   AU Optronics Corp                                                              1,166,074
      9,028,000   Benq Corp                                                                     12,423,481
      1,723,000   BES Engineering Corp *                                                           392,589
      1,361,000   Cathay Financial Holding Co Ltd                                                2,672,628
      4,499,000   Cathay Real Estate Development Co Ltd *                                        2,724,623
        473,000   Chang Hwa Commercial Bank *                                                      321,904
        735,000   Cheng Loong Corp                                                                 330,535
      1,113,000   Chi Mei Optoelectronics Corp *                                                 1,655,068
      5,732,000   China Bills Finance Corp *                                                     1,967,663
     19,023,037   China Development Financial Holding Corp                                      10,607,959
      3,646,000   China Life Insurance Co *                                                      2,710,862
      1,370,000   China Motor Corp Ltd                                                           2,751,911
     10,898,000   China Petrochemical Development Corp *                                         2,368,775
     10,568,015   China Steel Corp                                                              10,772,373
      2,108,340   Chinatrust Financial Holding Co                                                2,515,723
          8,000   Chunghwa Picture Tubes Ltd *                                                       4,677
      1,187,000   Chunghwa Telecom Co Ltd                                                        1,939,484
         69,000   Compal Electronics Inc                                                            93,089
      2,152,000   Compeq Manufacturing Co Ltd *                                                  1,245,199
        558,410   Delta Electronics Inc                                                            753,364
      1,634,000   Elitegroup Computer Systems                                                    1,675,395
        274,000   Far Eastern Department Stores Ltd *                                              148,685
      2,444,000   Far Eastern Textile Co Ltd                                                     1,758,537
        227,000   First Financial Holding Co Ltd *                                                 187,834
        143,100   First Financial Holding Co Ltd GDR *                                           2,382,615
      1,394,000   Formosa Chemicals & Fibre Co                                                   2,215,020
        341,000   Formosa Taffeta Co                                                               163,574

               See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  TAIWAN -- CONTINUED
        143,000   Fubon Financial Holding Co Ltd                                                   152,196
        975,050   GigaByte Technology Co Ltd                                                     1,841,647
      1,490,000   Goldsun Development & Construction Co Ltd *                                      386,404
        469,000   Hon Hai Precision Industry Co Ltd                                              2,081,007
        122,000   Hua Nan Financial Holdings Co Ltd *                                              114,484
        510,150   International Bank of Taipei                                                     397,658
      7,432,400   Inventec Co Ltd                                                                4,902,198
        222,000   Lite-On Technology Corp                                                          272,883
      2,204,000   Macronix International *                                                         680,594
        432,400   MediaTek Inc                                                                   4,900,231
        378,000   Mega Financial Holdings Co Ltd                                                   275,383
      2,052,000   Micro-Star International Co Ltd                                                3,383,601
      3,222,000   Mosel Vitelic Inc *                                                              346,784
      6,837,571   Orient Semiconductor Electronics Ltd *                                         1,650,201
        454,000   POU Chen Corp                                                                    524,029
         58,000   President Chain Store Corp                                                       116,504
      1,430,000   Prodisc Technology Inc *                                                       1,363,334
      2,775,100   Quanta Computer Inc                                                            7,030,309
        429,000   Realtek Semiconductor Corp                                                       797,422
        784,000   Ritek Corp *                                                                     571,165
        927,000   Siliconware Precision Industries *                                             1,008,847
        491,000   Sinopac Holdings Co                                                              279,688
        499,000   Sunplus Technology Co Ltd                                                      1,122,021
        157,000   Synnex Technology International Corp                                             273,003
      1,406,000   Taichung Commercial Bank *                                                       429,956
        262,000   Taishin Financial Holdings Co Ltd                                                238,003
      1,022,000   Taiwan Cellular Corp                                                             986,611
     12,489,520   Taiwan Cement Corp                                                             7,488,844
      4,915,400   Taiwan Semiconductor Manufacturing Co Ltd *                                    9,357,754
      2,237,000   Taiwan Synthetic Rubber Corp *                                                   979,169
          6,000   Taiwan Tea Corp *                                                                  1,583
      7,656,000   Tatung Co *                                                                    3,098,666
      3,491,000   Teco Electric & Machinery                                                      1,538,531
      4,455,000   United Microelectronics Corp *                                                 4,060,321
     18,043,000   Walsin Lihwa Corp *                                                            8,817,296

               See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   SHARES /
 PAR VALUE ($)    DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  TAIWAN -- CONTINUED
      1,238,000   Waterland Financial Holdings *                                                   452,814
      4,067,000   Winbond Electronics Corp *                                                     2,158,174
      2,445,000   Yageo Corp *                                                                   1,312,112
      1,626,000   Yang Ming Marine Transport                                                     1,974,307
      5,693,000   Yieh Loong Enterprise Co Ltd *                                                 2,969,816
      4,444,000   Yulon Motor Co Ltd                                                             6,515,113
                                                                                           ---------------

                                                                                               181,235,644
                                                                                           ---------------

                  TOTAL COMMON STOCKS (COST $146,194,616)                                      181,235,644
                                                                                           ---------------

                  SHORT-TERM INVESTMENTS -- 0.1%

                  CASH EQUIVALENTS -- 0.1%

        200,000   Banc One Corp, 1.01%, due 3/01/04                                                200,000
                                                                                           ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $200,000)                                     200,000
                                                                                           ---------------

                  TOTAL INVESTMENTS -- 100.1%
                  (Cost $146,394,616)                                                          181,435,644

                  Other Assets and Liabilities (net) -- (0.1%)                                    (122,575)
                                                                                           ---------------

                  TOTAL NET ASSETS -- 100.0%                                               $   181,313,069
                                                                                           ===============

                  NOTES TO SCHEDULE OF INVESTMENTS:

                  GDR - Global Depository Receipt

                  * Non-income producing security.

               See accompanying notes to the financial statements.

SCHEDULE OF INVESTMENTS - INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
FEBRUARY 29, 2004

At February 29, 2004, industry sector diversification of the Fund's equity investments was as follows:

          INDUSTRY SECTOR
          ---------------------------------------------------
          Information Technology                         51.8%
          Financials                                     15.7
          Materials                                      15.5
          Industrials                                     9.7
          Consumer Discretionary                          5.6
          Telecommunication Services                      1.6
          Consumer Staples                                0.1
                                                        -----
                                                        100.0%
                                                        =====

               See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments, at value (cost $146,394,616) (Note 2)                               $   181,435,644
  Cash                                                                                      84,383
  Foreign currency, at value (cost $48,321) (Note 2)                                        48,031
  Interest receivable                                                                           17
                                                                                   ---------------

    Total assets                                                                       181,568,075
                                                                                   ---------------

LIABILITIES:
  Payable to affiliate for (Note 3):
    Management fee                                                                         110,747
    Shareholder service fee                                                                 20,509
    Trustees fee                                                                               308
  Accrued expenses                                                                         123,442
                                                                                   ---------------

    Total liabilities                                                                      255,006
                                                                                   ---------------
NET ASSETS                                                                         $   181,313,069
                                                                                   ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                  $   136,847,932
  Distributions in excess of net investment income                                        (426,894)
  Accumulated net realized gain                                                          9,851,293
  Net unrealized appreciation                                                           35,040,738
                                                                                   ---------------
                                                                                   $   181,313,069
                                                                                   ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                 $   181,313,069
                                                                                   ===============

SHARES OUTSTANDING:
  Class III                                                                              6,111,325
                                                                                   ===============

NET ASSET VALUE PER SHARE:
  Class III                                                                        $         29.67
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $256,039)                                 $     1,063,649
  Interest                                                                                  13,242
                                                                                   ---------------

      Total income                                                                       1,076,891
                                                                                   ---------------

EXPENSES:
  Management fee (Note 3)                                                                  909,838
  Shareholder service fee (Note 3) - Class III                                             168,489
  Custodian fees                                                                           368,784
  Transfer agent fees                                                                       27,177
  Audit and tax fees                                                                        45,591
  Legal fees                                                                                 7,218
  Trustees fees and related expenses (Note 3)                                                1,978
  Miscellaneous                                                                                734
                                                                                   ---------------
    Total expenses                                                                       1,529,809
                                                                                   ---------------

      Net investment loss                                                                 (452,918)
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments                                                                         11,257,496
    Foreign currency, forward contracts and foreign currency related transactions          113,143
                                                                                   ---------------

      Net realized gain                                                                 11,370,639
                                                                                   ---------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                         35,060,666
    Foreign currency, forward contracts and foreign currency related transactions             (293)
                                                                                   ---------------

      Net unrealized gain                                                               35,060,373
                                                                                   ---------------

    Net realized and unrealized gain                                                    46,431,012
                                                                                   ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    45,978,094
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        PERIOD FROM OCTOBER 4, 2002
                                                                      YEAR ENDED       (COMMENCEMENT OF OPERATIONS)
                                                                  FEBRUARY 29, 2004      THROUGH FEBRUARY 28, 2003
                                                                  -----------------    ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment loss                                             $        (452,918)         $       (274,013)
  Net realized gain                                                      11,370,639                 1,295,721
  Change in net unrealized appreciation (depreciation)                   35,060,373                   (19,635)
                                                                  -----------------          ----------------

  Net increase in net assets from operations                             45,978,094                 1,002,073
                                                                  -----------------          ----------------

Distributions to shareholders from:
  Net investment income
    Class III                                                              (115,236)                       --
  Net realized gains
    Class III                                                            (2,399,795)                       --
                                                                  -----------------          ----------------

                                                                         (2,515,031)                       --
                                                                  -----------------          ----------------
  Net share transactions (Note 7):
    Class III                                                            96,682,649                40,165,284
                                                                  -----------------          ----------------
  Increase in net assets resulting from net share transactions           96,682,649                40,165,284
                                                                  -----------------          ----------------

    Total increase in net assets                                        140,145,712                41,167,357

NET ASSETS:
  Beginning of period                                                    41,167,357                        --
                                                                  -----------------          ----------------
  End of period (including distributions in excess of net
    investment income of $426,894 and $0, respectively)           $     181,313,069          $     41,167,357
                                                                  =================          ================

               See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        YEAR ENDED FEBRUARY 28/29,
                                                                        --------------------------
                                                                           2004           2003(a)
                                                                        ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $    20.28      $    20.00
                                                                        ----------      ----------
Income from investment operations:
  Net investment loss+                                                       (0.10)          (0.12)
  Net realized and unrealized gain                                           10.03            0.40
                                                                        ----------      ----------

    Total from investment operations                                          9.93            0.28
                                                                        ----------      ----------

Less distributions to shareholders:
  From net investment income                                                 (0.02)             --
  From net realized gains                                                    (0.52)             --
                                                                        ----------      ----------

    Total distributions                                                      (0.54)             --
                                                                        ----------      ----------

NET ASSET VALUE, END OF PERIOD                                          $    29.67      $    20.28
                                                                        ==========      ==========
TOTAL RETURN (b)                                                             49.53%           1.40%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                     $  181,313      $   41,167
  Net expenses to average daily net assets                                    1.36%           1.76%*
  Net investment income to average daily net assets                          (0.40)%         (1.43)%*
  Portfolio turnover rate                                                       86%             50%**
  Purchase and redemption fees consisted of the following per share
    amounts:                                                            $     0.04      $     0.01

*    Annualized.
**   Not Annualized.
+    Computed using average shares outstanding throughout the period.
(a) Period from October 4, 2002 (commencement of operations) through February 28, 2003.
(b) Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

               See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Taiwan Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities traded in the Taiwan securities markets. The Fund's benchmark is the MSCI Taiwan Index.

     Shares of the Fund are principally available to other GMO Funds and certain accredited investors.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION

     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign securities held by the Fund be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS

     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. There were no forward foreign currency contracts outstanding as of February 29, 2004.

     FUTURES CONTRACTS

     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of February 29, 2004, there were no outstanding futures contracts.

     OPTIONS

     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At February 29, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     INDEXED SECURITIES

     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SWAP AGREEMENTS

     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, there were no outstanding swap contracts.

     SECURITY LENDING

     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund did not have any securities on loan.

     TAXES AND DISTRIBUTIONS

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund is currently subject to Taiwan security transaction tax of 0.3% on equities and 0.1% on mutual fund shares of the transaction amount.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the year ended February 29, 2004, the tax basis of distributions paid for ordinary income was $2,515,031.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $6,091,720 and $3,832,549 of undistributed ordinary income and undistributed long-term gains, respectively. The temporary differences between book and tax basis distributable earnings are primarily due to passive foreign investment transactions.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net value of the Fund and is primarily attributable to foreign currency transactions and net operating loss. The financial highlights exclude these adjustments.

           DISTRIBUTIONS                ACCUMULATED
            IN EXCESS OF                    NET
         INVESTMENT INCOME             REALIZED GAIN          PAID-IN CAPITAL
      ------------------------     ---------------------     -----------------
             $ 141,260                  $ (141,259)               $ (1)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Taiwanese companies typically declare dividends in the Fund's third fiscal quarter of each year. As a result, the Fund receives substantially less dividend income in the first half of its year.

     Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received.

     EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES

     The premiums on cash purchases of Fund shares is .15% of the amount invested. In the case of cash redemptions, the fee is .45% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted/underweighted in cash so that a purchase or redemption will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the years ended February 29, 2004 and February 28, 2003, the Fund received $154,266 and $74,686 in purchase premiums, respectively and $38,972 and $43,358 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

     INVESTMENT RISK

     Investments in emerging countries, such as Taiwan, present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Taiwanese markets are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings. The Fund may concentrate investments in the securities of a small number of issuers. As a result, the value of the Fund's shares can be expected to change in light of factors affecting those issuers and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of securities.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $1,379. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchase and proceeds from sales of securities, excluding short-term investments, for the February 29, 2004, aggregated $187,095,015 and $93,611,482, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                 GROSS UNREALIZED         GROSS UNREALIZED          NET UNREALIZED
         AGGREGATE COST            APPRECIATION             DEPRECIATION             APPRECIATION
     ----------------------   ----------------------   ----------------------   ---------------------
         $ 146,894,486             $ 35,072,159             $ (531,001)              $ 34,541,158

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 79.7% of the outstanding shares of the Fund were held by two shareholders. Investment activities of these shareholders may have a material effect on the Fund.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                               PERIOD FROM OCTOBER 4, 2002
                                                      YEAR ENDED              (COMMENCEMENT OF OPERATIONS)
                                                  FEBRUARY 29, 2004            THROUGH FEBRUARY 28, 2003
                                           ------------------------------    ------------------------------
     CLASS III:                               SHARES           AMOUNT           SHARES           AMOUNT
                                           -------------    -------------    -------------    -------------
     Shares sold                               4,355,258    $ 103,213,761        2,471,225    $  49,791,166
     Shares issued to shareholders
       in reinvestment of distributions          101,473        2,495,888               --               --
     Shares repurchased                         (375,789)      (9,027,000)        (440,842)      (9,625,882)
                                           -------------    -------------    -------------    -------------
     Net increase                              4,080,942    $  96,682,649        2,030,383    $  40,165,284
                                           =============    =============    =============    =============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO TAIWAN FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Taiwan Fund (the "Fund") (a series of the GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions to shareholders included:
     $2,399,795 from short-term capital gains.

     For taxable, non corporate shareholders, 51.97% of the Fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                            NUMBER OF
                                                                          PORTFOLIOS IN
                                                           PRINCIPAL          FUND           OTHER
                                     TERM OF OFFICE(1)   OCCUPATION(S)       COMPLEX     DIRECTORSHIPS
  NAME, ADDRESS       POSITION(S)      AND LENGTH OF      DURING PAST      OVERSEEN BY      HELD BY
     AND DOB        HELD WITH TRUST     TIME SERVED       FIVE YEARS         TRUSTEE        TRUSTEE
------------------  ---------------  -----------------  ----------------  -------------  -------------
Jay O. Light        Trustee          Since May 1996     Professor of
c/o GMO Trust                                           Business                41            *(2)
40 Rowes Wharf                                          Administration
Boston, MA 02110                                        and Senior
DOB: 10/03/1941                                         Associate Dean,
                                                        Harvard
                                                        University.

Donald W. Glazer,   Trustee          Since              Advisory
Esq.                                 December 2000      Counsel,                41            None
c/o GMO Trust                                           Goodwin Procter
40 Rowes Wharf                                          LLP; Secretary
Boston, MA 02110                                        and Consultant,
DOB:  07/26/1944                                        Provant, Inc.
                                                        (provider of
                                                        performance
                                                        improvement
                                                        training
                                                        services and
                                                        products)(1998
                                                        - present);
                                                        Consultant -
                                                        Business and
                                                        Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                            NUMBER OF
                                                                          PORTFOLIOS IN
                                                           PRINCIPAL          FUND           OTHER
                                     TERM OF OFFICE(1)   OCCUPATION(S)       COMPLEX     DIRECTORSHIPS
  NAME, ADDRESS       POSITION(S)      AND LENGTH OF    DURING PAST FIVE   OVERSEEN BY      HELD BY
     AND DOB        HELD WITH TRUST     TIME SERVED          YEARS           TRUSTEE        TRUSTEE
------------------  ---------------  -----------------  ----------------  -------------  -------------
R. Jeremy           Chairman of      Since September    Chairman,
Grantham(3)         the Board of     1985.              Grantham, Mayo,         41           None
c/o GMO Trust       Trustees         President from     Van Otterloo &
40 Rowes Wharf                       February 2002 -    Co. LLC
Boston, MA 02110                     October 2002;
DOB:  10/06/1938                     President
                                     Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                           TERM OF OFFICE(4)
                                 POSITION(S) HELD            AND LENGTH OF              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND DOB              WITH TRUST                TIME SERVED                DURING PAST FIVE YEARS
----------------------------  -----------------------  --------------------------  ----------------------------------
Scott Eston                   President and Chief      President and Chief         Chief Financial Officer
c/o GMO Trust                 Executive Officer        Executive Officer           (1997-present), Chief
40 Rowes Wharf                                         since October 2002;         Operating Officer (2000 -
Boston, MA 02110                                       Vice President from         present) and Member, Grantham,
DOB:  01/20/1956                                       August 1998 - October       Mayo, Van Otterloo & Co. LLC.
                                                       2002.

Susan Randall Harbert         Chief Financial          Chief Financial             Member, Grantham, Mayo, Van
c/o GMO Trust                 Officer and              Officer since February      Otterloo & Co. LLC.
40 Rowes Wharf                Treasurer                2000; Treasurer since
Boston, MA 02110                                       February 1998.
DOB:  04/25/1957

Brent Arvidson                Assistant Treasurer      Since September 1998.       Senior Fund Administrator,
c/o GMO Trust                                                                      Grantham, Mayo, Van Otterloo &
40 Rowes Wharf                                                                     Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.        Vice President and       Vice President since        General Counsel, Anti-Money
c/o GMO Trust                 Clerk                    February 1997; Clerk        Laundering Reporting Officer
40 Rowes Wharf                                         since March 2001 -          (July 2002 - February 2003)
Boston, MA 02110                                       present and May 1999        and Member, Grantham, Mayo,
DOB:  07/20/1965                                       -August 1999.               Van Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.      Vice President and       Vice President since        Associate General Counsel,
c/o GMO Trust                 Secretary                August 1999; Secretary      Grantham, Mayo, Van Otterloo &
40 Rowes Wharf                                         since March 2001.           Co. LLC (June 1999 -
Boston, MA 02110                                                                   present);  Associate/Junior
DOB:  02/18/1945                                                                   Partner, Hale and Dorr LLP
                                                                                   (1991 - 1999).

Julie Perniola                Vice President and       Since February 2003.        Anti-Money Laundering
c/o GMO Trust                 Anti-Money                                           Reporting Officer (February
40 Rowes Wharf                Laundering                                           2003 - present) and Compliance
Boston, MA 02110              Compliance Officer                                   Officer, Grantham, Mayo, Van
DOB:  10/07/1970                                                                   Otterloo & Co. LLC.

William L. Nemerever          Vice President           Vice President since        Member, Grantham, Mayo, Van
c/o GMO Trust                                          February 2004.              Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB:  11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the International Active Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The Class III shares of the GMO Foreign Small Companies Fund returned +65.8% for the fiscal year ended February 29, 2004, as compared to +70.6% for the S&P/Citigroup EMI World ex-U.S. Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in equity securities of small companies in countries outside of the U.S. throughout the fiscal year.

Stock selection subtracted 5.9% from returns for the fiscal year. Stock selection underperformed in Finland, Japan, Canada, Norway, and Ireland, and outperformed in Switzerland, Italy, and Germany.

Country selection added 1.1% to performance for the fiscal year. Positive impacts came from overweight positions in Norway, Finland, and Ireland, which added 0.4%, 0.3%, and 0.2%, respectively, to returns. On the negative side, an underweight position in the United Kingdom subtracted 0.4% from performance.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

FOREIGN SMALL COMPANIES FUND-III
As Of: 2/29/2004

              GMO FOREIGN SMALL COMPANIES FUND   S&P/CITIGROUP EMI WORLD EX-U.S. INDEX
    1/4/1995               5,000,000                            5,000,000
   3/31/1995               4,968,070                            5,030,975
   6/30/1995               5,122,100                            5,028,515
   9/30/1995               5,372,135                            5,227,435
  12/31/1995               5,418,190                            5,327,270
   3/31/1996               5,714,765                            5,633,435
   6/30/1996               6,142,365                            5,882,325
   9/30/1996               6,113,925                            5,749,270
  12/31/1996               6,615,025                            5,713,665
   3/31/1997               6,589,325                            5,608,450
   6/30/1997               7,117,405                            6,011,635
   9/30/1997               7,086,510                            5,769,340
  12/31/1997               6,363,415                            5,175,825
   3/31/1998               7,054,840                            6,066,135
   6/30/1998               6,993,815                            6,044,145
   9/30/1998               5,777,190                            5,129,600
  12/31/1998               6,650,515                            5,804,665
   3/31/1999               6,852,875                            5,887,175
   6/30/1999               7,799,125                            6,249,160
   9/30/1999               8,555,355                            6,566,910
  12/31/1999               9,411,825                            7,183,060
   3/31/2000               9,522,740                            7,329,120
   6/30/2000               9,343,205                            7,201,270
   9/30/2000               8,689,180                            6,822,215
  12/31/2000               8,683,455                            6,442,695
   3/31/2001               8,608,275                            5,755,870
   6/30/2001               9,172,135                            5,930,875
   9/30/2001               8,306,640                            5,017,005
  12/31/2001               9,000,890                            5,431,170
   3/31/2002               9,810,390                            5,757,295
   6/30/2002              10,330,785                            5,872,775
   9/30/2002               8,846,700                            4,838,080
  12/31/2002               9,237,325                            5,035,180
   3/31/2003               8,895,925                            4,803,505
   6/30/2003              10,661,455                            5,918,040
   9/30/2003              11,881,095                            6,696,825
  12/31/2003              13,923,770                            7,740,430
   2/29/2004              14,762,190                            8,260,450

Average Annual Returns
Inception                         1/4/1995

    1YR          5YR           10YR(ITD)
   65.76        17.99            12.55

FOREIGN SMALL COMPANIES FUND-IV
As Of: 2/29/2004

Average Annual Returns
Inception                         6/14/2002

    1YR          5YR           10YR(ITD)
   65.92         N/A             24.11

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund commenced operations on June 30, 2000 subsequent to a transaction involving, in essence, the reorganization of the GMO Small Cap Active Pool of the Common Fund for Non-Profit Organizations (the "GMO Pool") as the Foreign Small Companies Fund. All information relating to the time periods prior to June 30, 2000 relates to the GMO Pool. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Performance for Class IV may vary due to different fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 96.1%

                  AUSTRALIA -- 2.1%
        379,910   Amcor Ltd                                                                      2,259,952
      1,393,304   Brazin Ltd                                                                     1,462,005
        480,797   Consolidated Rutile Ltd *                                                        222,575
      2,986,574   David Jones Ltd                                                                3,202,965
        276,587   Foodland Associated                                                            4,338,436
        705,372   John Fairfax Holdings Ltd                                                      1,844,939
        201,000   Lihir Gold Ltd                                                                   172,141
          6,000   Lihir Gold Ltd ADR 144A *                                                        103,800
        608,500   Pacifica Group Ltd                                                             1,985,935
        825,000   Pasminco Ltd *(a)                                                                     --
        559,600   Sons of Gwalia Ltd *                                                           1,368,677
                                                                                           ---------------
                                                                                                16,961,425
                                                                                           ---------------

                  AUSTRIA -- 1.2%
         29,000   Boehler Uddeholm (Bearer)                                                      2,197,982
         22,350   Erste Bank Der Oesterreichischen Sparkassen AG                                 3,121,334
         20,677   Flughafen Wien AG                                                              1,143,257
         15,480   OMV AG                                                                         2,495,599
         35,000   Wienerberger AG                                                                1,104,582
                                                                                           ---------------
                                                                                                10,062,754
                                                                                           ---------------

                  BELGIUM -- 1.6%
         61,070   Almanij NV                                                                     3,724,923
         37,918   Bekaert SA                                                                     2,185,577
            167   CIE Francois d' Entreprises                                                       40,877
         68,300   KBC Bancassurance Holding                                                      3,900,292
         32,964   Omega Pharma SA                                                                1,355,293
         17,990   Solvay SA                                                                      1,519,975
          5,006   Unibra SA                                                                        454,057
                                                                                           ---------------
                                                                                                13,180,994
                                                                                           ---------------

                  BRAZIL -- 0.5%
        479,600   Cia de Concessoes Rodoviarias                                                  4,026,170
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  CANADA -- 0.8%
        635,000   Hudson's Bay Co                                                                6,171,343
         90,600   KAP Resources Ltd *(a)                                                               675
                                                                                           ---------------
                                                                                                 6,172,018
                                                                                           ---------------

                  CHILE -- 0.1%
         30,600   CorpBanca SA ADR 144A                                                            829,961
                                                                                           ---------------

                  CROATIA -- 0.3%
        160,000   Pliva D.D.                                                                     2,608,000
                                                                                           ---------------

                  DENMARK -- 0.6%
         36,000   Kobenhavns Lufthavne AS                                                        4,741,897
                                                                                           ---------------

                  FINLAND -- 4.3%
        216,900   Aspocomp Group Oyj                                                             3,233,979
        302,150   Jaakko Poyry Group                                                             8,296,812
      1,178,160   Rapala VMC Oyj *                                                               8,856,376
        267,600   Stockmann Oyj AB Class B                                                       6,267,493
        249,500   Uponor Oyj                                                                     8,308,100
                                                                                           ---------------
                                                                                                34,962,760
                                                                                           ---------------

                  FRANCE -- 7.0%
         23,271   Bacou Dalloz                                                                   2,168,566
         52,700   Bail Investissement                                                            1,633,720
         22,800   BIC SA                                                                           985,566
        161,900   Boursorama *                                                                   1,311,568
         30,216   Buffalo Grill                                                                    484,310
        391,900   Canal Plus                                                                     2,702,493
          3,700   Casino Guichard Perrachon SA                                                     366,861
          7,320   Christian Dior SA                                                                498,866
         42,444   Clarins                                                                        2,750,217
          6,450   Damartex SA *                                                                    155,875
         44,100   Essilor International SA                                                       2,528,755
         39,101   Eurazeo                                                                        2,948,988
          6,300   Gaumont SA *                                                                     352,170

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  FRANCE -- CONTINUED
         31,108   Groupe Partouche *                                                               469,232
          9,000   Guyenne et Gascogne SA                                                         1,043,886
         11,400   Imerys SA                                                                      2,497,201
         17,700   Klepierre                                                                      1,202,976
         22,100   Lagardere S.C.A.                                                               1,338,638
         55,200   LISI                                                                           2,523,965
         75,000   M6-Metropole Television                                                        2,284,957
         76,000   Michelin SA Class B                                                            3,663,884
          9,407   Natexis Banques Populaires                                                     1,095,769
         26,954   Pinault-Printemps-Redoute SA                                                   2,910,311
         45,000   Publicis Groupe                                                                1,555,486
          1,351   SAGA *                                                                            63,787
         34,600   Schneider Electric SA                                                          2,299,992
      1,416,000   SCOR SA *                                                                      2,779,820
         18,500   Seb SA                                                                         2,298,625
          7,250   SOMFY International SA                                                         1,396,259
         25,000   Thales SA                                                                        951,134
         34,000   Valeo SA                                                                       1,565,177
         51,872   Virbac SA                                                                      1,991,535
         30,001   Worms et Cie SA                                                                  775,346
         99,341   Zodiac SA                                                                      3,089,483
                                                                                           ---------------
                                                                                                56,685,418
                                                                                           ---------------

                  GERMANY -- 8.8%
        178,680   Aareal Bank AG                                                                 5,483,645
         32,992   Adidas-Salomon AG                                                              3,722,124
         93,000   Celesio AG                                                                     4,890,182
         59,200   Commerzbank AG                                                                 1,147,474
        190,200   Continental AG                                                                 7,798,675
        192,200   Deutsche Lufthansa AG                                                          3,438,842
        133,617   Fraport AG *                                                                   4,009,362
         57,700   Fresenius Medical Care AG                                                      3,867,797
        102,747   Hannover Rueckversicherungs AG (Registered)                                    3,670,315
         10,505   HeidelbergCement AG *                                                            469,889
         96,520   Heidelberger Druckmaschinen *                                                  3,513,835
        303,000   Hochtief AG                                                                    9,359,231

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  GERMANY -- CONTINUED
        179,170   IWKA AG                                                                        4,307,672
         85,673   K&S AG                                                                         2,788,956
         83,340   Repower Systems AG                                                             2,138,306
         10,000   Rheinmetall AG                                                                   347,900
         45,000   Singulus Technologies *                                                          996,920
        100,622   Suedzucker AG                                                                  1,944,105
        405,100   ThyssenKrupp AG                                                                7,816,820
                                                                                           ---------------
                                                                                                71,712,050
                                                                                           ---------------

                  GREECE -- 0.4%
        175,000   Greek Organization of Football Prognostics SA                                  3,235,470
                                                                                           ---------------

                  HONG KONG -- 2.8%
      2,083,000   Hang Lung Group Co Ltd                                                         3,278,166
      1,500,000   Hang Lung Properties Ltd                                                       2,167,950
      3,600,000   HKR International Ltd *                                                        1,387,488
      1,929,000   Hopewell Highway Infrastructure Ltd                                            1,189,540
      1,500,000   Hysan Development Co Ltd                                                       2,823,153
        700,000   Lee & Man Paper Manufacturing Ltd *                                              705,949
        918,000   Orient Overseas International Ltd                                              3,160,698
      3,000,000   Oriental Press Group                                                           1,117,699
      1,300,000   Shangri-LA Asia Ltd                                                            1,219,191
      1,800,000   Techtronic Industries Co                                                       5,966,199
                                                                                           ---------------
                                                                                                23,016,033
                                                                                           ---------------

                  INDIA -- 0.7%
        891,984   Arvind Mills Ltd *                                                               833,123
        293,262   Corporation Bank                                                               1,629,197
        200,000   Great Eastern Shipping Co                                                        627,832
        111,098   Himatsingka Seide Ltd                                                            777,330
      1,435,450   Mirc Electronics Ltd                                                             867,902
        257,806   Raymond Ltd                                                                    1,071,461
                                                                                           ---------------
                                                                                                 5,806,845
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  INDONESIA -- 0.8%
        972,300   International Nickel                                                           5,174,867
     15,700,000   PT Bank Pan Indonesia Tbk                                                        649,911
      9,084,000   Surya Citra Media Tbk                                                            832,655
                                                                                           ---------------
                                                                                                 6,657,433
                                                                                           ---------------

                  IRELAND -- 1.7%
        718,000   Grafton Group Plc (New Units) *                                                5,352,690
        250,890   Greencore Group                                                                1,041,181
        379,440   IFG Group Plc                                                                    594,032
        230,000   Irish Continental Group Plc                                                    3,429,300
        230,000   Irish Life & Permanent Plc                                                     3,743,652
                                                                                           ---------------
                                                                                                14,160,855
                                                                                           ---------------

                  ITALY -- 3.4%
        255,000   Arnoldo Mondadori Editore SPA                                                  2,541,037
        675,475   Banca Intesa SPA                                                               2,509,440
        187,500   Banche Popolari Unite Scrl *                                                   3,329,123
        209,800   Benetton Group SPA                                                             2,359,122
        174,200   Buzzi Unicem SPA                                                               2,112,489
         49,700   Davide Campari-Milano SPA                                                      2,283,598
        663,800   ERG SPA                                                                        3,422,802
          9,585   Ericsson SPA                                                                     310,239
        357,716   Grouppo Editoriale L'Espresso                                                  2,213,421
         30,000   Pagnossin SPA *                                                                   48,420
        155,552   RAS SPA                                                                        2,825,657
      1,759,364   Telecom Italia SPA *                                                           3,902,027
                                                                                           ---------------
                                                                                                27,857,375
                                                                                           ---------------

                  JAPAN -- 19.5%
        123,200   Arisawa Manufacturing                                                          4,228,446
        900,000   Bank of Yokohama                                                               3,756,178
        875,000   Brother Industries Ltd                                                         8,248,673
         96,000   Cawachi Ltd                                                                    7,020,319
        875,000   Central Glass Co Ltd                                                           5,685,978
        200,000   Daikin Industries Ltd                                                          4,393,191

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  JAPAN -- CONTINUED
        300,000   Dainippon Screen Manufacturing Co Ltd *                                        2,097,748
        475,000   Daito Trust Construction Co Ltd                                               16,389,804
        120,000   Diamond Lease Co Ltd                                                           3,789,127
         80,000   Funai Electric Co Ltd                                                         11,224,602
        750,000   Gunze Ltd                                                                      3,233,114
        380,000   Izumi Co Ltd                                                                   5,769,907
        800,000   JACCS Co                                                                       3,697,602
            470   Japan Retail Fund Investment Corp                                              2,950,943
        321,000   Juki Corp *                                                                      957,770
      1,100,000   Kobe Steel Ltd *                                                               1,328,940
        175,000   Koei Co Ltd                                                                    5,173,440
         29,800   Kose Corp                                                                        998,243
      1,250,000   Marubeni Corp                                                                  2,516,932
        384,000   Mazda Motor Corp                                                               1,184,404
        400,000   Mitsui Trust Holding Inc *                                                     1,793,886
        900,000   NHK Spring Co Ltd                                                              4,843,493
        350,000   Nippon Electric Glass Co Ltd                                                   7,111,477
        700,000   Nippon Mining Holdings Inc                                                     2,440,967
      1,300,000   Oki Electric Industry Co Ltd *                                                 5,782,537
            300   ORIX JREIT Inc                                                                 1,534,871
      3,000,000   Showa Denko                                                                    6,013,180
        750,000   Showa Shell Sekiyu                                                             6,040,637
        300,000   Taisei Corp                                                                    1,043,383
        265,000   TIS Inc                                                                       10,477,759
        343,000   Tokai Rubber Industries                                                        4,570,822
        570,000   Toyo Suisan Kaisha                                                             6,708,951
        500,000   Yamaha Motor Co                                                                5,848,435
                                                                                           ---------------
                                                                                               158,855,759
                                                                                           ---------------

                  MALAYSIA -- 0.0%
        211,000   Bandar Raya Developments Berhad                                                  128,266
                                                                                           ---------------

                  MEXICO -- 0.5%
      1,346,700   Grupo Imsa SA Class UBC                                                        2,762,898
      1,675,000   Sare Holding SA de CV *                                                        1,074,834
                                                                                           ---------------
                                                                                                 3,837,732
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  NETHERLANDS -- 1.7%
        110,300   Fortis NV                                                                      2,551,829
          3,939   Fugro NV                                                                         227,630
        528,139   Hagemeyer NV                                                                   1,253,366
         49,800   Imtech NV                                                                      1,278,368
         99,144   Kas Bank NV                                                                    1,916,781
         54,741   Koninklijke Vendex KBB NV                                                        938,617
         27,200   Laurus NV *                                                                       43,259
         37,626   Nutreco Holding NV                                                             1,217,378
          5,862   Roto Smeets de Boer NV                                                           178,447
         35,914   VNU NV                                                                         1,170,019
        150,000   Wolters Kluwer NV                                                              2,678,209
                                                                                           ---------------
                                                                                                13,453,903
                                                                                           ---------------

                  NEW ZEALAND -- 0.3%
        230,000   Air New Zealand *                                                                 64,643
      1,207,475   Evergreen Forests Ltd *                                                          380,753
        179,232   Fletcher Challenge Forests Ltd *                                                 163,409
      1,927,200   Tourism Holdings Ltd                                                           1,981,643
                                                                                           ---------------
                                                                                                 2,590,448
                                                                                           ---------------

                  NORWAY -- 2.0%
        405,390   Ekornes ASA                                                                    7,889,598
        370,550   Prosafe ASA                                                                    8,369,610
                                                                                           ---------------
                                                                                                16,259,208
                                                                                           ---------------

                  SINGAPORE -- 0.8%
      2,159,000   Allgreen Properties Ltd                                                        1,458,570
      1,000,000   GES International Ltd                                                            420,032
        425,000   Hong Leong Finance Ltd                                                           691,585
      2,000,000   MobileOne Ltd                                                                  1,821,119
      1,231,000   Singapore Post Ltd                                                               542,370
      1,400,000   United Overseas Land                                                           1,686,004
                                                                                           ---------------
                                                                                                 6,619,680
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  SOUTH AFRICA -- 0.8%
      8,209,148   Allan Gray Property Trust                                                      3,665,514
      6,773,816   Martprop Property Fund                                                         2,301,560
         27,807   Western Areas Ltd *                                                              133,109
                                                                                           ---------------
                                                                                                 6,100,183
                                                                                           ---------------

                  SOUTH KOREA -- 1.9%
        101,800   Asia Cement Co Ltd                                                             2,934,541
         73,773   FnC Kolon Corp                                                                   562,080
        496,920   Handsome Corp                                                                  4,753,699
        464,140   Hotel Shilla Co                                                                2,182,563
        113,270   Korea Electric Terminal Co                                                     2,013,047
        320,963   Kortek Corp                                                                    1,326,429
         52,600   Sam Yang                                                                         899,031
        240,000   Woongjin.com Co Ltd                                                              564,286
                                                                                           ---------------
                                                                                                15,235,676
                                                                                           ---------------

                  SPAIN -- 2.9%
         64,000   ACS Actividades Cons y Serv                                                    3,238,054
        238,992   Aguas de Barcelona SA Class A                                                  3,928,616
         84,400   Altadis SA                                                                     2,716,055
        270,000   Amadeus Global Travel Distribution Class A                                     1,606,925
         10,649   Bankinter SA                                                                     439,150
         43,296   Cia de Distribucion Integral Logista SA                                        1,426,651
         37,000   Cortefiel SA                                                                     449,611
         70,000   Fomento de Construcciones y Contratas SA                                       2,564,023
        106,800   Gas Natural SDG SA                                                             2,660,615
         70,000   Red Electrica de Espana                                                        1,191,558
          2,389   Sociedad General de Aguas de Barcelona SA *                                       38,291
         90,000   Union Fenosa SA                                                                1,847,349
        100,000   Uralita SA *                                                                   1,087,188
                                                                                           ---------------
                                                                                                23,194,086
                                                                                           ---------------

                  SWEDEN -- 2.1%
        197,900   Autoliv Inc SDR                                                                8,732,993
        532,400   Billerud AB                                                                    8,224,658
                                                                                           ---------------
                                                                                                16,957,651
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  SWITZERLAND -- 5.4%
         24,000   AFG Arbonia-Forster Holding *                                                  3,221,920
          1,752   Bank Sarasin & Cie AG Class B (Registered)                                     3,172,788
          2,500   Belimo Holding AG (Registered)                                                 1,062,950
         16,470   Bobst Group AG (Registered)                                                      590,044
        118,286   Charles Voegele Holding AG *                                                   8,167,932
            700   Eichhof Holding AG (Registered)                                                  473,997
         15,500   Fischer (George) AG (Registered) *                                             3,478,210
          3,120   Forbo Holdings AG (Registered) *                                                 877,005
          6,401   Geberit AG (Registered)                                                        3,255,814
         17,510   Helvetia Patria Holding (Registered)                                           2,977,962
          1,000   Jelmoli Holding AG (Bearer)                                                    1,090,508
          3,250   Jelmoli Holding AG (Registered)                                                  703,712
         38,970   Lonza Group AG (Registered)                                                    1,962,231
         10,000   Rieter Holding AG (Registered)                                                 2,488,091
          1,000   Schaffner Holding AG (Registered) *                                              174,993
          7,248   Sika AG (Bearer)                                                               3,509,720
         65,000   Swisslog Holding AG (Registered) *                                               158,655
         39,030   Unique Zurich Airport *                                                        2,779,626
         17,908   Valiant Holding (Registered)                                                   1,438,224
         10,650   Valora Holding AG                                                              2,771,407
                                                                                           ---------------
                                                                                                44,355,789
                                                                                           ---------------

                  TAIWAN -- 0.2%
      4,319,000   Arima Computer Corp *                                                          1,799,853
                                                                                           ---------------

                  THAILAND -- 0.2%
      5,500,000   Asian Property Development Pcl (Foreign Registered) (a)                          755,918
        400,000   Siam Panich Leasing Ltd (Foreign Registered) (a)                                 402,138
        600,000   Tipco Asphalt Pcl (Foreign Registered) *(a)                                      626,114
                                                                                           ---------------
                                                                                                 1,784,170
                                                                                           ---------------

                  UNITED KINGDOM -- 20.7%
      2,484,540   Aggregate Industries Plc                                                       3,976,823
        175,000   Alliance & Leicester Plc                                                       2,820,584
        168,033   Alliance Unichem Plc                                                           1,674,557

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  UNITED KINGDOM -- CONTINUED
        303,207   Amersham Plc                                                                   4,473,398
        343,173   Anglo Irish Bank Corp                                                          5,850,104
        682,342   Balfour Beatty Plc                                                             3,127,737
        575,000   BBA Group Plc                                                                  2,947,822
        549,800   Bodycote International Plc                                                     1,469,259
        348,600   BPB Plc                                                                        2,406,587
        500,000   British Airways Plc *                                                          2,932,164
      2,300,000   British Insurance Holdings Plc *                                               3,649,431
        750,000   Brown (N) Group Plc                                                            1,725,894
        814,100   Carphone Warehouse Group Plc                                                   2,035,812
        513,842   Cattle's Plc                                                                   3,349,478
         65,000   Cobham Group Plc                                                               1,513,869
         65,000   Computacenter Plc                                                                524,426
        463,424   Crest Nicholson                                                                3,035,879
      3,700,000   Dimension Data Holdings Plc *                                                  2,815,249
        696,493   FKI Plc                                                                        1,538,137
      2,207,600   Fyffes Plc                                                                     4,701,152
        250,000   Galen Holdings Plc                                                             3,897,180
        250,000   Gallaher Group Plc                                                             3,062,070
        233,226   Geest Plc                                                                      1,937,955
        965,000   Hays Plc                                                                       2,507,186
        127,400   Imperial Tobacco Group Plc                                                     2,740,211
        850,000   John Wood Group Plc                                                            2,176,853
        445,000   Kelda Group Plc                                                                3,683,206
      1,538,613   Kidde Plc                                                                      2,719,729
        362,344   Kier Group Plc                                                                 4,478,437
        205,000   Kingston Communications Plc *                                                    273,916
         60,376   Lonmin Plc                                                                     1,352,393
        512,200   Matalan Plc                                                                    1,487,596
        175,000   Next Plc                                                                       4,517,481
        300,300   Northern Rock Plc                                                              4,316,263
        866,436   Novar Plc                                                                      2,178,748
        400,000   Peninsular & Oriental Steam Navigation Co                                      1,703,624
        274,031   Pennon Group Plc                                                               3,432,690
      1,284,614   Photo-Me International Plc *                                                   3,194,542

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  UNITED KINGDOM -- CONTINUED
      2,050,000   PHS Group Plc                                                                  3,500,039
        135,000   Provident Financial Plc                                                        1,865,218
        300,000   RAC Plc                                                                        3,802,534
        405,000   Rank Group Plc                                                                 2,361,900
        500,736   Rexam Plc                                                                      4,209,574
        750,000   RM Plc                                                                         1,920,753
      1,800,000   Royal & Sun Alliance Insurance Group                                           3,449,004
        629,300   Smith (David S.) Holdings Plc                                                  2,096,300
        230,000   Smith (WH) Group Plc                                                           1,171,659
        689,300   Somerfield Plc                                                                 2,097,893
        500,000   SSL International Plc                                                          2,922,885
        288,600   Tate & Lyle Plc                                                                1,547,837
        550,300   Tomkins Plc                                                                    2,742,048
        110,000   Travis Perkins Plc                                                             2,774,235
        295,000   Trinity Mirror Plc                                                             3,257,393
      1,280,000   TT Electronics Plc                                                             3,776,924
        230,700   Ultra Electronics Holdings                                                     2,555,954
        315,000   Viridian Group Plc                                                             3,387,624
        488,100   Westbury Plc                                                                   4,184,870
        165,100   William Hill Plc                                                               1,522,771
        167,800   Wolseley Plc                                                                   2,533,265
        100,000   Xstrata Plc                                                                    1,326,897
        575,000   Yell Group Plc                                                                 3,601,412
                                                                                           ---------------
                                                                                               168,837,431
                                                                                           ---------------

                  TOTAL COMMON STOCKS (COST $538,242,317)                                      782,687,293
                                                                                           ---------------

                  PREFERRED STOCKS -- 1.5%

                  AUSTRALIA -- 0.1%
      1,150,000   Village Roadshow Ltd 19.08% *                                                    940,519
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES/
     UNITS        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  BRAZIL -- 0.4%
        890,000   Caemi Mineracao e Metalurgica SA *                                               427,811
        800,000   Klabin SA                                                                      1,084,979
        360,000   Suzano (Registered) 4.28%                                                      1,678,558
                                                                                           ---------------
                                                                                                 3,191,348
                                                                                           ---------------

                  FRANCE -- 0.1%
          6,800   Casino Guichard Perrachon SA 3.74%                                               571,997
                                                                                           ---------------

                  GERMANY -- 0.8%
         10,686   Koegel Fahrzeugwerke AG *                                                         35,849
         57,826   Rheinmetall AG (Non Voting) 3.92%                                              2,166,242
        150,000   Volkswagen AG 5.30%                                                            4,808,475
                                                                                           ---------------
                                                                                                 7,010,566
                                                                                           ---------------

                  ITALY -- 0.0%
         10,000   IFI Istituto Finanziario Industries 4.82% *                                       86,230
                                                                                           ---------------

                  NEW ZEALAND -- 0.1%
        915,787   Fletcher Challenge Forests Ltd *                                                 841,214
                                                                                           ---------------

                  TOTAL PREFERRED STOCKS (COST $9,563,476)                                      12,641,874
                                                                                           ---------------

                  RIGHTS AND WARRANTS -- 0.0%

                  SINGAPORE -- 0.0%
         60,000   United Overseas Land Warrants, Expires 6/12/04 *                                  25,378
                                                                                           ---------------

                  TOTAL RIGHTS AND WARRANTS (COST $18,235)                                          25,378
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

 PAR VALUE ($)    DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS -- 0.8%

                  CASH EQUIVALENTS -- 0.8%
      6,400,000   Banc One Corp, 1.01%, due 3/01/04                                              6,400,000
                                                                                           ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $6,400,000)                                 6,400,000
                                                                                           ---------------

                  TOTAL INVESTMENTS -- 98.4%
                  (Cost $554,224,028)                                                          801,754,545

                  Other Assets and Liabilities (net) -- 1.6%                                    12,942,580
                                                                                           ---------------

                  TOTAL NET ASSETS -- 100.0%                                               $   814,697,125
                                                                                           ===============

                  NOTES TO SCHEDULE OF INVESTMENTS:

                  144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

                  ADR - American Depositary Receipt

                  REIT - Real Estate Investment Trust

                  SDR - Swedish Depository Receipt

                  Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

                  *    Non-income producing security.

                  (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note
                       2).

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
FEBRUARY 29, 2004

At February 29, 2004, industry sector diversification of the Fund's equity investments was as follows:

                  INDUSTRY SECTOR
                  --------------------------------------------------------------
                  Consumer Discretionary                                  28.0%
                  Industrials                                             22.2
                  Financials                                              16.1
                  Materials                                               10.5
                  Information Technology                                   6.5
                  Consumer Staples                                         6.4
                  Health Care                                              3.8
                  Energy                                                   3.2
                  Utilities                                                2.5
                  Telecommunication Services                               0.8
                                                                         -----
                                                                         100.0%
                                                                         =====

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments, at value (cost $554,224,028) (Note 2)                     $   801,754,545
  Cash                                                                            89,611
  Foreign currency, at value (cost $10,086,793) (Note 2)                       9,900,447
  Receivable for investments sold                                              3,467,114
  Receivable for Fund shares sold                                              5,000,000
  Dividends and interest receivable                                              821,711
  Foreign taxes receivable                                                       336,164
  Receivable for expenses reimbursed by Manager (Note 3)                         118,493
                                                                         ---------------
      Total assets                                                           821,488,085
                                                                         ---------------

LIABILITIES:
  Payable for investments purchased                                              914,145
  Payable for Fund shares repurchased                                          5,000,000
  Accrued capital gain and repatriation taxes payable (Note 2)                   173,448
  Payable to affiliate for (Note 3):
      Management fee                                                             451,073
      Shareholder service fee                                                     83,460
      Trustees fee                                                                 1,456
  Accrued expenses                                                               167,378
                                                                         ---------------
      Total liabilities                                                        6,790,960
                                                                         ---------------
NET ASSETS                                                               $   814,697,125
                                                                         ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                        $   550,080,321
  Distributions in excess of net investment income                            (1,190,012)
  Accumulated net realized gain                                               18,610,734
  Net unrealized appreciation                                                247,196,082
                                                                         ---------------
                                                                         $   814,697,125
                                                                         ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                       $   480,966,088
                                                                         ===============
  Class IV shares                                                        $   333,731,037
                                                                         ===============

SHARES OUTSTANDING:
  Class III                                                                   32,513,610
                                                                         ===============
  Class IV                                                                    22,552,825
                                                                         ===============

NET ASSET VALUE PER SHARE:
  Class III                                                              $         14.79
                                                                         ===============
  Class IV                                                               $         14.80
                                                                         ===============

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $1,978,650)                                 $    16,150,475
  Interest                                                                                   418,478
                                                                                     ---------------
      Total income                                                                        16,568,953
                                                                                     ---------------

EXPENSES:
  Management fee (Note 3)                                                                  4,518,896
  Shareholder service fee (Note 3) - Class III                                               570,260
  Shareholder service fee (Note 3) - Class IV                                                265,384
  Custodian fees                                                                             587,111
  Transfer agent fees                                                                         42,781
  Audit and tax fees                                                                          52,037
  Legal fees                                                                                  29,935
  Trustees fees and related expenses (Note 3)                                                 15,226
  Registration fees                                                                            8,385
  Miscellaneous                                                                               20,093
                                                                                     ---------------
    Total expenses                                                                         6,110,108

  Fees and expenses reimbursed by Manager (Note 3)                                          (740,342)
                                                                                     ---------------
    Net expenses                                                                           5,369,766
                                                                                     ---------------

      Net investment income                                                               11,199,187
                                                                                     ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments (net of foreign capital gains tax and CPMF tax of $190,187
      and $5,225, respectively) (Note 2)                                                  28,524,427
    Foreign currency, forward contracts and foreign currency related transactions          2,614,315
                                                                                     ---------------
      Net realized gain                                                                   31,138,742
                                                                                     ---------------

  Change in net unrealized appreciation (depreciation) on:
    Investments (net of foreign capital gains tax accrual of $173,448) (Note 2)          281,599,665
    Foreign currency, forward contracts and foreign currency related transactions           (154,205)
                                                                                     ---------------
      Net unrealized gain                                                                281,445,460
                                                                                     ---------------
  Net realized and unrealized gain                                                       312,584,202
                                                                                     ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $   323,783,389
                                                                                     ===============

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED         YEAR ENDED
                                                                    FEBRUARY 29,       FEBRUARY 28,
                                                                        2004               2003
                                                                   ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                            $    11,199,187    $     5,140,758
  Net realized gain (loss)                                              31,138,742         (6,169,379)
  Change in net unrealized appreciation (depreciation)                 281,445,460        (39,077,009)
                                                                   ---------------    ---------------
  Net increase (decrease) in net assets from operations                323,783,389        (40,105,630)
                                                                   ---------------    ---------------

Distributions to shareholders from:
  Net investment income
      Class III                                                         (9,757,175)        (2,916,437)
      Class IV                                                          (6,863,664)        (2,632,475)
                                                                   ---------------    ---------------
        Total distributions from net investment income                 (16,620,839)        (5,548,912)
                                                                   ---------------    ---------------

                                                                       (16,620,839)        (5,548,912)
                                                                   ---------------    ---------------
Net share transactions (Note 7):
      Class III                                                         24,206,541        143,772,651
      Class IV                                                           5,270,623        230,373,020
                                                                   ---------------    ---------------
Increase in net assets resulting from net share transactions            29,477,164        374,145,671
                                                                   ---------------    ---------------

      Total increase in net assets                                     336,639,714        328,491,129

NET ASSETS:
  Beginning of period                                                  478,057,411        149,566,282
                                                                   ---------------    ---------------
  End of period (including distributions in excess of
    net investment income of $1,190,012 and accumulated
    undistributed net investment income of
    $1,430,051, respectively)                                      $   814,697,125    $   478,057,411
                                                                   ===============    ===============

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                YEAR ENDED FEBRUARY 28/29,
                                                        ------------------------------------------------------------------------
                                                            2004               2003               2002                 2001+
                                                        ------------       ------------       ------------          ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $       9.13       $       9.59       $       9.68          $      10.00
                                                        ------------       ------------       ------------          ------------
Income from investment operations:
    Net investment income                                       0.20(e)            0.16(e)            0.15                  0.06
    Net realized and unrealized gain (loss)                     5.77              (0.51)(b)           0.00(b)(c)           (0.33)(b)
                                                        ------------       ------------       ------------          ------------
      Total from investment operations                          5.97              (0.35)              0.15                 (0.27)
                                                        ------------       ------------       ------------          ------------

Less distributions to shareholders:
    From net investment income                                 (0.31)             (0.11)             (0.24)                (0.05)
                                                        ------------       ------------       ------------          ------------
      Total distributions                                      (0.31)             (0.11)             (0.24)                (0.05)
                                                        ------------       ------------       ------------          ------------
NET ASSET VALUE, END OF PERIOD                          $      14.79       $       9.13       $       9.59          $       9.68
                                                        ============       ============       ============          ============
TOTAL RETURN (a)                                               65.76%             (3.64)%             1.59%                (2.64)%**

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)                   $    480,966       $    275,739       $    149,566          $     61,244
    Net expenses to average daily net assets                    0.85%              0.85%              0.86%(d)              0.85%*
    Net investment income to average daily net assets           1.71%              1.59%              1.48%                 1.08%*
    Portfolio turnover rate                                       31%                24%                17%                   16%**
    Fees and expenses reimbursed by the Manager to
      average daily net assets:                                 0.11%              0.15%              0.26%                 0.43%*

+    Period from June 30, 2000 (commencement of operations) to February 28,
     2001.
*    Annualized.
**   Not Annualized.
(a) Total return would have been lower had certain expenses not been reimbursed during the period shown.
(b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)  Net realized and unrealized loss was less than $0.01 per share.
(d) Includes transfer taxes not reimbursed by the Manager, which approximate 0.01% of average daily net assets.
(e)  Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          YEAR ENDED FEBRUARY 28/29,
                                                        -----------------------------
                                                            2004            2003+
                                                        ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $       9.13     $      10.60
                                                        ------------     ------------
Income from investment operations:
    Net investment income (b)                                   0.21             0.08
    Net realized and unrealized gain (loss)                     5.77            (1.43)
                                                        ------------     ------------
      Total from investment operations                          5.98            (1.35)
                                                        ------------     ------------

Less distributions to shareholders:
    From net investment income                                 (0.31)           (0.12)
                                                        ------------     ------------
      Total distributions                                      (0.31)           (0.12)
                                                        ------------     ------------
NET ASSET VALUE, END OF PERIOD                          $      14.80     $       9.13
                                                        ============     ============
TOTAL RETURN (a)                                               65.92%          (12.76)%**

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)                   $    333,731     $    202,319
    Net expenses to average daily net assets                    0.80%            0.80%*
    Net investment income to average daily
      net assets                                                1.78%            1.13%*
    Portfolio turnover rate                                       31%              24%
    Fees and expenses reimbursed by the Manager to
      average daily net assets:                                 0.11%            0.14%*

+    Period from June 14, 2002 (commencement of operations) to February 28,
     2003.
*    Annualized.
**   Not Annualized.
(a) Total return would have been lower had certain expenses not been reimbursed during the period shown.
(b)  Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Foreign Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in a diversified portfolio of equity securities of non-U.S. issuers. The Fund's benchmark is the S&P/Citigroup (f/k/a Salomon Smith Barney) Extended Market Index ("EMI") World ex-U.S. Index.

     Throughout the year ended February 29, 2004, the Fund had two classes of shares outstanding: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of investment trusts and other funds of the Trust ("underlying funds") are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign equity securities held by the Fund be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. There were no forward foreign currency contracts outstanding as of February 29, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At February 29, 2004, there were no outstanding futures contracts.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At February 29, 2004, there were no open purchased option contracts.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $173,448 for potential capital gains and repatriation taxes at February 29, 2004. The accrual for capital gains and repatriation taxes is included in net unrealized gain in the Statement of Operations. The Fund has incurred $220,041 related to capital gains taxes which is included in net realized gain in the Statement of Operations.

     The Fund is subject to a Contribuicao Provisoria sobre Movimentacoes Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments at year end.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid were as follows: ordinary income- $16,620,839 and $5,548,912, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $5,227,122 and $18,869,689 of undistributed ordinary income and undistributed long-term capital gains, respectively. The temporary differences between book and tax basis distributable earnings are primarily due to passive foreign investment company transactions.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to foreign currency transactions. The financial highlights exclude these adjustments.

               ACCUMULATED             ACCUMULATED
            UNDISTRIBUTED NET              NET
            INVESTMENT INCOME         REALIZED LOSS          PAID-IN CAPITAL
            -----------------         -------------          ---------------
               $  2,801,589           $  (2,799,899)            $  (1,690)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .70% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .10% for Class IV shares.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .70% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $10,010. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the aggregated $242,023,591 and $190,728,597, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                             GROSS UNREALIZED    GROSS UNREALIZED      NET UNREALIZED
          AGGREGATE COST       APPRECIATION        DEPRECIATION         APPRECIATION
          --------------     ----------------    ----------------      --------------
          $  560,877,276      $  250,111,043      $  (9,233,774)       $  240,877,269

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 45.1% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, .14% of the Fund was held by sixteen related parties.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    YEAR ENDED                        YEAR ENDED
                                                 FEBRUARY 29, 2004                 FEBRUARY 28, 2003
                                          ------------------------------    ------------------------------
     CLASS III:                              SHARES           AMOUNT           SHARES           AMOUNT
                                          -------------    -------------    -------------    -------------
     Shares sold                              1,699,099    $  16,069,884       17,915,318    $ 176,979,293
     Shares issued to shareholders
       in reinvestment of distributions         621,212        8,163,813          260,420        2,437,533
     Shares repurchased                          (2,179)         (27,156)      (3,571,567)     (35,644,175)
                                          -------------    -------------    -------------    -------------
     Net increase                             2,318,132    $  24,206,541       14,604,171    $ 143,772,651
                                          =============    =============    =============    =============

                                                                               PERIOD FROM JUNE 14, 2002
                                                     YEAR ENDED              (COMMENCEMENT OF OPERATIONS)
                                                  FEBRUARY 29, 2004            THROUGH FEBRUARY 28, 2003
                                          ------------------------------    ------------------------------
     CLASS IV:                               SHARES           AMOUNT           SHARES           AMOUNT
                                          -------------    -------------    -------------    -------------
     Shares sold                                337,838    $   5,000,000       21,937,294    $ 228,359,202
     Shares issued to shareholders
       in reinvestment of distributions         400,379        5,270,623          215,142        2,013,818
     Shares repurchased                        (337,838)      (5,000,000)              --               --
                                          -------------    -------------    -------------    -------------
     Net increase                               400,379    $   5,270,623       22,152,436    $ 230,373,020
                                          =============    =============    =============    =============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO FOREIGN SMALL COMPANIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Foreign Small Companies Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

During the year ended February 29, 2004, the Fund paid foreign taxes of $2,168,837 and recognized foreign source income of $18,129,125.

The Fund's distributions to shareholders included:
     For taxable, non-corporate shareholders, 90.43% of the Fund's income represents qualified dividend income subject to the 15% rate category.

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                                                             PRINCIPAL           FUND            OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)        COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)       AND LENGTH OF        DURING PAST       OVERSEEN BY       HELD BY
    AND DOB        HELD WITH TRUST      TIME SERVED          FIVE YEARS         TRUSTEE         TRUSTEE
----------------   ---------------   -----------------   -----------------   -------------   -------------
Jay O. Light       Trustee           Since May 1996      Professor of
c/o GMO Trust                                            Business                 41             *(2)
40 Rowes Wharf                                           Administration
Boston, MA 02110                                         and Senior
DOB: 10/03/1941                                          Associate Dean,
                                                         Harvard
                                                         University.

Donald W.          Trustee           Since               Advisory
Glazer, Esq.                         December 2000       Counsel, Goodwin         41             None
c/o GMO Trust                                            Procter LLP;
40 Rowes Wharf                                           Secretary and
Boston, MA 02110                                         Consultant,
DOB: 07/26/1944                                          Provant, Inc.
                                                         (provider of
                                                         performance
                                                         improvement
                                                         training services
                                                         and products)
                                                         (1998 - present);
                                                         Consultant -
                                                         Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                                                             PRINCIPAL           FUND            OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)        COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)       AND LENGTH OF     DURING PAST FIVE     OVERSEEN BY       HELD BY
    AND DOB        HELD WITH TRUST      TIME SERVED            YEARS            TRUSTEE         TRUSTEE
----------------   ---------------   -----------------   -----------------   -------------   -------------
R. Jeremy          Chairman of       Since September     Chairman,
Grantham(3)        the Board of      1985.               Grantham, Mayo,          41             None
c/o GMO Trust      Trustees          President from      Van Otterloo &
40 Rowes Wharf                       February 2002 -     Co. LLC.
Boston, MA 02110                     October 2002;
DOB: 10/06/1938                      President
                                     Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                  TERM OF OFFICE(4)
   NAME, ADDRESS, AND       POSITION(S) HELD        AND LENGTH OF          PRINCIPAL OCCUPATION(S)
          DOB                  WITH TRUST            TIME SERVED            DURING PAST FIVE YEARS
------------------------   ------------------   ----------------------   -----------------------------
Scott Eston                President and        President and Chief      Chief Financial Officer
c/o GMO Trust              Chief Executive      Executive Officer        (1997-present), Chief
40 Rowes Wharf             Officer              since October 2002;      Operating Officer (2000 -
Boston, MA 02110                                Vice President from      present) and Member,
DOB: 01/20/1956                                 August 1998 -            Grantham, Mayo, Van
                                                October 2002.            Otterloo & Co. LLC.

Susan Randall Harbert      Chief Financial      Chief Financial          Member, Grantham, Mayo, Van
c/o GMO Trust              Officer and          Officer since            Otterloo & Co. LLC.
40 Rowes Wharf             Treasurer            February 2000;
Boston, MA 02110                                Treasurer since
DOB: 04/25/1957                                 February 1998.

Brent Arvidson             Assistant            Since September 1998.    Senior Fund Administrator,
c/o GMO Trust              Treasurer                                     Grantham, Mayo, Van
40 Rowes Wharf                                                           Otterloo & Co. LLC.
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.     Vice President       Vice President since     General Counsel, Anti-Money
c/o GMO Trust              and Clerk            February 1997; Clerk     Laundering Reporting
40 Rowes Wharf                                  since March 2001 -       Officer (July 2002 -
Boston, MA 02110                                present and May 1999     February 2003) and Member,
DOB: 07/20/1965                                 - August 1999.           Grantham, Mayo, Van
                                                                         Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.   Vice President       Vice President since     Associate General Counsel,
c/o GMO Trust              and Secretary        August 1999;             Grantham, Mayo, Van
40 Rowes Wharf                                  Secretary since          Otterloo & Co. LLC (June
Boston, MA 02110                                March 2001.              1999 - present);
DOB: 02/18/1945                                                          Associate/Junior Partner,
                                                                         Hale and Dorr LLP (1991 -
                                                                         1999).

Julie Perniola             Vice President       Since February 2003.     Anti-Money Laundering
c/o GMO Trust              and Anti-Money                                Reporting Officer (February
40 Rowes Wharf             Laundering                                    2003 - present) and
Boston, MA 02110           Compliance Officer                            Compliance Officer,
DOB: 10/07/1970                                                          Grantham, Mayo, Van
                                                                         Otterloo & Co. LLC.

William L. Nemerever       Vice President       Vice President since     Member, Grantham, Mayo, Van
c/o GMO Trust                                   February 2004.           Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGEMENT

Day-to-day management of the Fund's portfolio is the responsibility of the Fixed Income Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Domestic Bond Fund returned +4.8% for the fiscal year ended February 29, 2004, as compared with the +3.0% return of the Lehman Brothers U.S. Government Bond Index.

The Fund outperformed the benchmark during the fiscal year by 1.8%. This outperformance was attributable to the Fund's exposure to asset-backed securities through investments in the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund. This exposure to asset-backed securities accounted for about 120 basis points; curve positioning and option securities accounted for the remaining value added.

During the fiscal year, approximately 16% of the Fund was invested in U.S. government agency issues and U.S. Treasury securities. Approximately 83% of the Fund was invested in highly rated, floating rate, asset-backed securities. These included issues backed by home equity, auto, truck, credit card, and health care receivables. The remainder of the Fund was invested in corporate securities (1%). The Fund's exposure to these assets is achieved both directly and indirectly through its investment in the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

DOMESTIC BOND FUND-III
As Of: 2/29/2004

               GMO DOMESTIC BOND FUND   LEHMAN BROTHERS U.S. GOV'T. BOND INDEX
   8/18/1994          5,000,000                        5,000,000
   9/30/1994          4,945,000                        4,963,395
  12/31/1994          4,969,685                        4,981,195
   3/31/1995          5,188,635                        5,215,585
   6/30/1995          5,518,140                        5,539,175
   9/30/1995          5,636,170                        5,637,405
  12/31/1995          5,892,375                        5,894,850
   3/31/1996          5,752,875                        5,761,670
   6/30/1996          5,779,950                        5,789,135
   9/30/1996          5,892,305                        5,886,530
  12/31/1996          6,071,425                        6,058,215
   3/31/1997          6,017,590                        6,009,005
   6/30/1997          6,236,005                        6,217,310
   9/30/1997          6,438,130                        6,425,765
  12/31/1997          6,676,075                        6,639,095
   3/31/1998          6,754,925                        6,739,165
   6/30/1998          6,949,455                        6,916,760
   9/30/1998          7,331,140                        7,299,295
  12/31/1998          7,213,385                        7,293,155
   3/31/1999          7,095,855                        7,189,110
   6/30/1999          7,095,260                        7,127,680
   9/30/1999          7,092,570                        7,175,015
  12/31/1999          7,084,145                        7,130,225
   3/31/2000          7,350,290                        7,368,940
   6/30/2000          7,456,440                        7,484,435
   9/30/2000          7,693,215                        7,690,495
  12/31/2000          8,094,295                        8,074,520
   3/31/2001          8,318,905                        8,277,430
   6/30/2001          8,334,710                        8,257,785
   9/30/2001          8,780,995                        8,709,785
  12/31/2001          8,696,465                        8,658,400
   3/31/2002          8,659,885                        8,603,635
   6/30/2002          9,061,630                        8,985,420
   9/30/2002          9,660,275                        9,584,275
  12/31/2002          9,726,655                        9,653,710
   3/31/2003          9,834,295                        9,756,925
   6/30/2003         10,129,600                       10,003,955
   9/30/2003         10,094,985                        9,924,410
  12/31/2003         10,099,670                        9,881,190
   2/29/2004         10,335,740                       10,082,305

Average Annual Returns
Inception                                        8/18/1994

   1YR          5YR            10YR(ITD)
   4.79         7.83             7.91

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

 PAR VALUE ($)    DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  DEBT OBLIGATIONS -- 12.4%

                  CORPORATE DEBT -- 0.8%
      2,500,000   Bank Austria Creditanstalt, AG, Series EMTN, 144A,
                  7.25%, due 02/15/17                                                            3,041,750
                                                                                           ---------------

                  FOREIGN GOVERNMENT OBLIGATIONS -- 2.0%
     24,000,000   Bulgaria Discount Strips, 0.00%, due 07/28/24 (a) (b)                          7,411,846
                                                                                           ---------------

                  U.S. GOVERNMENT -- 1.1%
      2,360,211   U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (c)                  2,732,313
      1,095,550   U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (c)                  1,309,182
                                                                                           ---------------
                                                                                                 4,041,495
                                                                                           ---------------

                  U.S. GOVERNMENT AGENCY -- 8.5%
     10,000,000   Agency for International Development Floater (Support of India),
                  Variable Rate, 3 mo. LIBOR + .10%, 1.26%, due 02/01/27                         9,887,500
      4,873,719   Agency for International Development Floater (Support of
                  Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 1.77%, due
                  03/30/19                                                                       4,855,442
      5,500,000   Agency for International Development Floater (Support of
                  Jamaica), Variable Rate, 6 mo. LIBOR + .30%, 1.47%, due 12/01/14               5,501,705
      5,907,500   Agency for International Development Floater (Support of Sri Lanka),
                  Variable Rate, 6 mo. LIBOR + .20%, 1.37%, due 06/15/12                         5,892,731
      5,866,670   Agency for International Development Floater (Support of Zimbabwe),
                  Variable Rate, 3 mo. U.S. Treasury Bill X 115%, 1.04%, due 01/01/12            5,822,670
                                                                                           ---------------
                                                                                                31,960,048
                                                                                           ---------------

                  TOTAL DEBT OBLIGATIONS (COST $44,116,241)                                     46,455,139
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  PREFERRED STOCKS -- 1.4%

                  BANKING -- 1.4%
         10,000   Home Ownership Funding 2 Preferred 144A, 13.338%                               5,098,220
                                                                                           ---------------

                  TOTAL PREFERRED STOCKS (COST $5,874,540)                                       5,098,220
                                                                                           ---------------
                  MUTUAL FUNDS -- 86.2%

      2,797,545   Merrimac Cash Fund                                                             2,797,545
         24,511   GMO Alpha LIBOR Fund                                                             590,956
     12,636,530   GMO Short-Duration Collateral Fund                                           318,187,834
                                                                                           ---------------

                  TOTAL MUTUAL FUNDS (COST $321,616,092)                                       321,576,335
                                                                                           ---------------

                  TOTAL INVESTMENTS -- 100.0%
                  (Cost $371,606,873)                                                          373,129,694

                  Other Assets and Liabilities (net) -- 0.0%                                       147,122
                                                                                           ---------------

                  TOTAL NET ASSETS -- 100.0%                                               $   373,276,816
                                                                                           ===============

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

                  NOTES TO THE SCHEDULE OF INVESTMENTS:

                  144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

                  EMTN - Euromarket Medium Term Note

                  Variable rates - The rates shown on variable rate notes are the current interest rates at February 29, 2004, which are subject to change based on the terms of the security.

                  (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note
                       2).

                  (b)  Security backed by U.S. Treasury Strips.

                  (c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or open swap contracts (Note 8).

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments in unaffiliated issuers, at value (cost $52,788,326) (Note 2)         $    54,350,904
  Investments in affiliated issuers, at value (cost $318,818,547) (Notes 2 and 9)       318,778,790
  Receivable for Fund shares sold                                                         1,441,190
  Interest receivable                                                                       114,095
  Receivable for variation margin on open futures contracts (Notes 2 and 8)                 420,984
  Net receivable for open swap contracts (Notes 2 and 8)                                    849,274
  Periodic payments from open swap contracts (Notes 2 and 8)                                430,507
  Receivable for expenses reimbursed by Manager (Note 3)                                     27,909
                                                                                    ---------------

      Total assets                                                                      376,413,653
                                                                                    ---------------

LIABILITIES:
  Payable for investments purchased                                                       3,000,000
  Payable to affiliate for (Note 3):
      Management fee                                                                         27,747
      Shareholder service fee                                                                41,621
      Trustees fee                                                                              572
  Accrued expenses                                                                           66,897
                                                                                    ---------------
      Total liabilities                                                                   3,136,837
                                                                                    ---------------
NET ASSETS                                                                          $   373,276,816
                                                                                    ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                   $   365,185,976
  Accumulated undistributed net investment income                                           199,567
  Accumulated net realized gain                                                           4,637,091
  Net unrealized appreciation                                                             3,254,182
                                                                                    ---------------
                                                                                    $   373,276,816
                                                                                    ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                  $   373,276,816
                                                                                    ===============

SHARES OUTSTANDING:
  Class III                                                                              37,074,554
                                                                                    ===============

NET ASSET VALUE PER SHARE:
  Class III                                                                         $         10.07
                                                                                    ===============

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends from affiliated issuers                                 $     3,517,198
  Interest                                                                1,336,018
  Dividends                                                                 383,727
                                                                    ---------------

        Total income                                                      5,236,943
                                                                    ---------------

EXPENSES:
  Management fee (Note 3)                                                   205,124
  Shareholder service fee (Note 3) - Class III                              307,686
  Custodian and transfer agent fees                                          34,472
  Audit and tax fees                                                         40,187
  Legal fees                                                                 11,892
  Trustees fees and related expenses (Note 3)                                 4,049
  Registration fees                                                          30,106
  Miscellaneous                                                               6,797
                                                                    ---------------
      Total expenses                                                        640,313
  Fees and expenses reimbursed by Manager (Note 3)                         (121,170)
                                                                    ---------------
      Net expenses                                                          519,143
                                                                    ---------------

        Net investment income                                             4,717,800
                                                                    ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
      Investments in unaffiliated issuers                                    (2,974)
      Investments in affiliated issuers                                     237,531
      Closed futures contracts                                            2,961,890
      Closed swap contracts                                               3,520,195
                                                                    ---------------

          Net realized gain                                               6,716,642
                                                                    ---------------

  Change in net unrealized appreciation (depreciation) on:
      Investments                                                          (306,962)
      Open futures contracts                                                123,289
      Open swap contracts                                                 1,231,441
                                                                    ---------------

          Net unrealized gain                                             1,047,768
                                                                    ---------------

      Net realized and unrealized gain                                    7,764,410
                                                                    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $    12,482,210
                                                                    ===============

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  YEAR ENDED           YEAR ENDED
                                                                              FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                                                              -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                       $       4,717,800    $       2,601,909
  Net realized gain                                                                   6,716,642            8,532,695
  Change in net unrealized appreciation (depreciation)                                1,047,768            1,064,216
                                                                              -----------------    -----------------

  Net increase in net assets from operations                                         12,482,210           12,198,820
                                                                              -----------------    -----------------

Distributions to shareholders from:
  Net investment income
      Class III                                                                      (4,605,805)          (3,105,892)
  Net realized gains
      Class III                                                                      (5,411,146)          (4,216,075)
                                                                              -----------------    -----------------

                                                                                    (10,016,951)          (7,321,967)
                                                                              -----------------    -----------------
  Net share transactions (Note 7):
      Class III                                                                     257,588,646          (46,654,360)
                                                                              -----------------    -----------------

  Increase (decrease) in net assets resulting from net share transactions           257,588,646          (46,654,360)
                                                                              -----------------    -----------------

      Total increase (decrease) in net assets                                       260,053,905          (41,777,507)

NET ASSETS:
  Beginning of period                                                               113,222,911          155,000,418
                                                                              -----------------    -----------------
  End of period (including accumulated undistributed net
    investment income of $199,567 and $325,715,
    respectively)                                                             $     373,276,816    $     113,222,911
                                                                              =================    =================

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     YEAR ENDED FEBRUARY 28/29,
                                                          ----------------------------------------------
                                                             2004 (d)         2003 (d)         2002 (d)
                                                          ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.08     $       9.68     $       9.98
                                                          ------------     ------------     ------------
Income from investment operations:
  Net investment income (e)                                       0.23+            0.22+            0.41+
  Net realized and unrealized gain (loss)                         0.24             0.86             0.22
                                                          ------------     ------------     ------------
      Total from investment operations                            0.47             1.08             0.63
                                                          ------------     ------------     ------------
Less distributions to shareholders:
  From net investment income                                     (0.20)           (0.27)           (0.50)
  From net realized gains                                        (0.28)           (0.41)           (0.43)
                                                          ------------     ------------     ------------
      Total distributions                                        (0.48)           (0.68)           (0.93)
                                                          ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $      10.07     $      10.08     $       9.68
                                                          ============     ============     ============
TOTAL RETURN (a)                                                  4.79%           11.43%            6.62%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    373,277     $    113,223     $    155,000
  Net operating expenses to average daily net assets              0.25%            0.25%            0.25%
  Interest expense to average daily net assets                      --               --               --
  Total net expenses to average daily net assets (f)              0.25%            0.25%            0.25%
  Net investment income to average daily net assets (e)           2.30%            2.23%            4.16%
  Portfolio turnover rate                                           15%              71%              19%
  Fees and expenses reimbursed by the Manager
    to average daily net assets:                                  0.06%            0.05%            0.05%

                                                              YEAR ENDED FEBRUARY 28/29,
                                                          --------------------------------
                                                           2001 (c)(d)            2000
                                                          ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       9.23        $       9.65
                                                          ------------        ------------
Income from investment operations:
  Net investment income (e)                                       0.60+               0.60
  Net realized and unrealized gain (loss)                         0.73               (0.42)
                                                          ------------        ------------
      Total from investment operations                            1.33                0.18
                                                          ------------        ------------
Less distributions to shareholders:
  From net investment income                                     (0.58)              (0.58)
  From net realized gains                                           --               (0.02)
                                                          ------------        ------------
      Total distributions                                        (0.58)              (0.60)
                                                          ------------        ------------
NET ASSET VALUE, END OF PERIOD                            $       9.98        $       9.23
                                                          ============        ============
TOTAL RETURN (a)                                                 14.91%               2.03%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    170,534        $    164,457
  Net operating expenses to average daily net assets              0.25%               0.25%
  Interest expense to average daily net assets                    0.07%(b)            0.19%(b)
  Total net expenses to average daily net assets (f)              0.32%               0.44%
  Net investment income to average daily net assets (e)           6.37%               5.85%
  Portfolio turnover rate                                           65%                 20%
  Fees and expenses reimbursed by the Manager
    to average daily net assets:                                  0.05%               0.05%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets from 6.40% to 6.41%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(d) As a result of changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.12% and net investment income per share by $0.01. For consistency, similar reclassifications have been made to prior year amounts, resulting in reductions to the net investment income ratio of 0.34%, 0.19% and 0.04% and to net investment income per share of $0.03, $0.02 and $0.01 in the fiscal years ending February 28/29, 2003, 2002 and 2001, respectively.
(e) Net investment income is affected by timing of the declaration of dividends by other GMO Funds in which the Fund invests.
(f) Net expenses exclude expenses incurred indirectly through investment in other GMO Funds in which the Fund invests.
+    Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in U.S. investment grade securities. The Fund's benchmark is the Lehman Brothers U.S. Government Bond Index.

     At February 29, 2004, 85.2% of the Fund was invested in the GMO Short-Duration Collateral Fund, a separate fund of GMO Trust managed by GMO.

     Shares of the GMO Short-Duration Collateral Fund are not publicly available for direct purchase. The financial statements of the GMO Short-Duration Collateral Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLE
     As a result of a recent FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's Statement of Changes in Net Assets and the per share amounts in all prior year financial highlights presented. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased net investment income and decreased net realized gains by $240,213 for the year ended February 29, 2004 and decreased net investment income and increased net realized gains by $399,950 for the year ended February 28, 2003. This change had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 29, 2004, the total value of these securities represented 26.4% of net assets.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 8 for all open futures contracts as of February 29, 2004.

     OPTIONS
     The Fund may write call and put options on futures or securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future or security transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future or security may be sold
     (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future or security underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At February 29, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     LOAN AGREEMENTS
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return and forward swap spread lock swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves,

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See Note 8 for a summary of open swap agreements as of February 29, 2004.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited. At February 29, 2004, the Fund did not have any open repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. During the year ended February 29, 2004, the Fund did not enter into any reverse repurchase agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, there were no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income were $7,574,249 and $7,321,967, respectively. During year ended February 29, 2004, the tax basis of distributions paid from long-term capital gains were $2,442,702

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $3,292,493 and $1,837,033 of undistributed ordinary income and undistributed long-term capital gains, respectively. The temporary difference between book and tax basis distributable earnings is primarily due to futures transactions.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to the treatement of swap transactions in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

                    ACCUMULATED             ACCUMULATED
                 UNDISTRIBUTED NET              NET
                 INVESTMENT INCOME         REALIZED GAIN
                 -----------------         -------------
                    $  (238,143)            $  238,143

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .10% of the average daily net assets.

     The Fund incurs fees and expenses indirectly as a shareholder in Alpha LIBOR Fund and SDCF. For the year ended February 29, 2004, indirect operating expenses (excluding investment-related expenses) were .002% of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .002% of the Fund's average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $2,511. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     For the year ended February 29, 2004, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                         PURCHASES            SALES
                                                       -------------      ------------
       U.S. Government securities                      $   1,246,067      $  1,047,766
       Investments (non-U.S. Government securities)      288,792,198        29,195,000

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                             GROSS UNREALIZED     GROSS UNREALIZED      NET UNREALIZED
         AGGREGATE COST        APPRECIATION         DEPRECIATION         APPRECIATION
         --------------      ----------------     ----------------      --------------
         $  371,625,768        $  2,579,284          $(1,075,358)          $1,503,926

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 74.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, 0.01% of the Fund was held by five related parties.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    YEAR ENDED                        YEAR ENDED
                                                 FEBRUARY 29, 2004                 FEBRUARY 28, 2003
                                          ------------------------------    ------------------------------
     CLASS III:                              SHARES           AMOUNT           SHARES           AMOUNT
                                          -------------    -------------    -------------    -------------
     Shares sold                             29,740,583    $ 296,994,016        3,707,607    $  36,658,798
     Shares issued to shareholders in
        reinvestment of distributions           973,592        9,657,413          715,346        7,060,380
     Shares repurchased                      (4,873,046)     (49,062,783)      (9,196,332)     (90,373,538)
                                          -------------    -------------    -------------    -------------
     Net increase (decrease)                 25,841,129    $ 257,588,646       (4,773,379)   $ (46,654,360)
                                          =============    =============    =============    =============

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

     FUTURES CONTRACTS

                                                                                     NET
      NUMBER OF                                    EXPIRATION      CONTRACT       UNREALIZED
      CONTRACTS                TYPE                   DATE          VALUE        APPRECIATION
     ----------    ----------------------------    ----------    ------------    ------------
        Buys

         248       U.S. Long Bond                  June 2004     $ 27,884,500    $    136,020
         242       U.S. Treasury Note 10 Yr.       June 2004       27,557,750         104,484
         214       U.S. Treasury Note 5 Yr.        June 2004       24,054,938          23,848
                                                                                 ------------
                                                                                 $    264,352
                                                                                 ============

     At February 29, 2004, the Fund had sufficient cash and/or securities to cover any commitments of margin requirements of the relevant broker or exchange.

     SWAP AGREEMENTS

                                                                                              NET
                                                                                           UNREALIZED
                            EXPIRATION                                                    APPRECIATION
       NOTIONAL AMOUNT         DATE                       DESCRIPTION                    (DEPRECIATION)
     -------------------    ----------    -------------------------------------------    --------------
     INTEREST RATE SWAPS

          94,000,000 USD     1/27/06      Agreement with JP Morgan Chase Bank dated      $       34,080
                                          1/23/04 to receive the notional amount
                                          multiplied by 1.9275% and to pay the
                                          notional amount multiplied by the 3 month
                                          Floating Rate LIBOR.

         125,000,000 USD     1/27/09      Agreement with JP Morgan Chase Bank dated            (295,076)
                                          1/23/04 to pay the notional amount
                                          multiplied by 3.2775% and to receive the
                                          notional amount multiplied by the 3 month
                                          Floating Rate LIBOR.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

SWAP AGREEMENTS -- CONTINUED

                                                                                              NET
                                                                                           UNREALIZED
                            EXPIRATION                                                    APPRECIATION
       NOTIONAL AMOUNT         DATE                       DESCRIPTION                    (DEPRECIATION)
     -------------------    ----------    -------------------------------------------    --------------
           8,500,000 USD     10/24/13     Agreement with JP Morgan Chase Bank dated      $     (262,662)
                                          10/22/03 to pay the notional amount
                                          multiplied by 4.704% and to receive the
                                          notional amount multiplied by the 3 month
                                          Floating Rate LIBOR.

          50,000,000 USD     1/27/14      Agreement with JP Morgan Chase Bank dated            (269,448)
                                          1/23/04 to receive the notional amount
                                          multiplied by 4.29% and to pay the notional
                                          amount multiplied by the 3 month Floating
                                          Rate LIBOR.

           7,597,735 USD     7/28/24      Agreement with JP Morgan Chase Bank dated            (436,145)
                                          8/28/02 to pay $24,000,000 at expiration
                                          date and to receive at expiration date
                                          $6,980,000 plus interest based upon the 3
                                          month Floating Rate LIBOR (compounded
                                          quarterly).
     TOTAL RETURN SWAPS

          10,000,000 USD     3/31/04      Agreement with UBS AG dated 12/31/03 to               106,571
                                          receive the notional amount multiplied by
                                          the return on the Lehman Brothers CMBS AAA
                                          Index and to pay the notional amount
                                          multiplied by the 1 month LIBOR adjusted by
                                          a specified spread.

          10,000,000 USD     7/31/04      Agreement with JP Morgan Chase Bank dated             120,497
                                          1/21/04 to receive the notional amount
                                          multiplied by the return on the Lehman
                                          Brothers CMBS AAA Index and to pay the
                                          notional amount multiplied by the 1 month
                                          LIBOR adjusted by a specified spread.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

SWAP AGREEMENTS -- CONTINUED

                                                                                              NET
                                                                                           UNREALIZED
                            EXPIRATION                                                    APPRECIATION
       NOTIONAL AMOUNT         DATE                       DESCRIPTION                    (DEPRECIATION)
     -------------------    ----------    -------------------------------------------    --------------
          20,000,000 USD      8/31/04     Agreement with JP Morgan Chase Bank dated      $      224,784
                                          8/28/02 to receive the notional amount
                                          multiplied by the return on the Lehman
                                          Brothers U.S. Government Bond Index and to
                                          pay the notional amount multiplied by the 1
                                          month LIBOR adjusted by a specified spread.

          50,000,000 USD     11/01/04     Agreement with Lehman Brothers Special                560,154
                                          Financing Inc. dated 11/24/03 to receive the
                                          notional amount multiplied by the return on
                                          the Lehman Brothers U.S. Government Bond
                                          Index and to pay the notional amount
                                          multiplied by the 1 month LIBOR adjusted by
                                          a specified spread.

          75,000,000 USD      2/1/05      Agreement with Lehman Brothers Special                841,315
                                          Financing Inc. dated 1/30/04 to receive the
                                          notional amount multiplied by the return on
                                          the Lehman Brothers U.S. Government Bond
                                          Index and to pay the notional amount
                                          multiplied by the 1 month LIBOR adjusted by
                                          a specified spread.

          75,000,000 USD      8/01/05     Agreement with Lehman Brothers Special                842,939
                                          Financing Inc. dated 6/17/03 to receive the
                                          notional amount multiplied by the return on
                                          the Lehman Brothers U.S. Government Bond
                                          Index and to pay the notional amount
                                          multiplied by the 1 month LIBOR adjusted by
                                          a specified spread.
                                                                                         --------------
                                                                                         $    1,467,009
                                                                                         ==============

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

9.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the year ended February 29, 2004, is set forth below:

                            VALUE,
                            BEGINNING                       SALES           DIVIDEND        VALUE, END OF
     AFFILIATE              OF PERIOD       PURCHASES       PROCEEDS        INCOME          PERIOD
     ----------------------------------------------------------------------------------------------------
     GMO Alpha LIBOR Fund   $     581,397   $          --   $          --   $          --   $     590,956
     GMO Short-Duration
     Collateral Fund           57,187,888     288,792,198      27,762,469       3,517,198     318,187,834
                            -------------   -------------   -------------   -------------   -------------
     Totals                 $  57,769,285   $ 288,792,198   $  27,762,469   $   3,517,198   $ 318,778,790
                            =============   =============   =============   =============   =============

10.  SUBSEQUENT EVENT

     On January 23, 2004, the trustees of the Trust approved a transaction pursuant to which GMO Alpha LIBOR Fund (ALF) contributed its net assets, other than its interest in GMO SPV I, LLC, its claims resulting from its holdings of the NPF Securities, and a fixed amount of cash, such contribution representing 94.14% of ALF's assets, to GMO Short-Duration Collateral Fund (SDCF) in exchange for SDCF shares. The transaction, which was structured as a tax-free reorganization, was consummated after the close of business on March 31, 2004 and the shares received by GMO Alpha LIBOR Fund were then distributed to its shareholders, including the Fund. After distribution of the SDCF shares, GMO Alpha LIBOR Fund changed its name to GMO Special Purpose Holding Fund and elected partnership status for Federal income tax purposes.

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO DOMESTIC BOND FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Domestic Bond Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions to shareholders included:
     $2,968,444 from short-term capital gains,
     $2,442,702 from long-term capital gains, all of which were subject to the 20% rate gains category.

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                                                             PRINCIPAL           FUND            OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)        COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)       AND LENGTH OF     DURING PAST FIVE     OVERSEEN BY       HELD BY
    AND DOB        HELD WITH TRUST      TIME SERVED            YEARS            TRUSTEE         TRUSTEE
----------------   ---------------   -----------------   -----------------   -------------   -------------
Jay O. Light       Trustee           Since May 1996      Professor of             41             *(2)
c/o GMO Trust                                            Business
40 Rowes Wharf                                           Administration
Boston, MA                                               and Senior
02110                                                    Associate Dean,
DOB: 10/03/1941                                          Harvard
                                                         University.


Donald W.          Trustee           Since December      Advisory Counsel,        41             None
Glazer, Esq.                         2000                Goodwin Procter
c/o GMO Trust                                            LLP; Secretary
40 Rowes Wharf                                           and Consultant,
Boston, MA                                               Provant, Inc.
02110                                                    (provider of
DOB: 07/26/1944                                          performance
                                                         improvement
                                                         training services
                                                         and products)
                                                         (1998 - present);
                                                         Consultant -
                                                         Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                                                             PRINCIPAL           FUND            OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)        COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)       AND LENGTH OF     DURING PAST FIVE     OVERSEEN BY       HELD BY
    AND DOB        HELD WITH TRUST      TIME SERVED            YEARS            TRUSTEE         TRUSTEE
----------------   ---------------   -----------------   -----------------   -------------   -------------
R. Jeremy          Chairman of       Since September     Chairman,
Grantham(3)        the Board of      1985.               Grantham, Mayo,          41             None
c/o GMO Trust      Trustees          President from      Van Otterloo &
40 Rowes Wharf                       February 2002 -     Co. LLC
Boston, MA                           October 2002;
02110                                President
DOB: 10/06/1938                      Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                  TERM OF OFFICE(4)
   NAME, ADDRESS, AND       POSITION(S) HELD        AND LENGTH OF          PRINCIPAL OCCUPATION(S)
          DOB                  WITH TRUST            TIME SERVED            DURING PAST FIVE YEARS
------------------------   ------------------   ----------------------   -----------------------------
Scott Eston                President and        President and Chief      Chief Financial Officer
c/o GMO Trust              Chief Executive      Executive Officer        (1997 - present), Chief
40 Rowes Wharf             Officer              since October 2002;      Operating Officer (2000 -
Boston, MA 02110                                Vice President from      present) and Member,
DOB: 01/20/1956                                 August 1998 - October    Grantham, Mayo, Van
                                                2002.                    Otterloo & Co. LLC.

Susan Randall Harbert      Chief Financial      Chief Financial          Member, Grantham, Mayo, Van
c/o GMO Trust              Officer and          Officer since            Otterloo & Co. LLC.
40 Rowes Wharf             Treasurer            February 2000;
Boston, MA 02110                                Treasurer since
DOB: 04/25/1957                                 February 1998.

Brent Arvidson             Assistant            Since September 1998.    Senior Fund Administrator,
c/o GMO Trust              Treasurer                                     Grantham, Mayo, Van
40 Rowes Wharf                                                           Otterloo & Co. LLC.
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.     Vice President       Vice President since     General Counsel, Anti-Money
c/o GMO Trust              and Clerk            February 1997; Clerk     Laundering Reporting
40 Rowes Wharf                                  since March 2001 -       Officer (July 2002 -
Boston, MA 02110                                present and May 1999     February 2003) and Member,
DOB: 07/20/1965                                 - August 1999.           Grantham, Mayo, Van
                                                                         Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.   Vice President       Vice President since     Associate General Counsel,
c/o GMO Trust              and Secretary        August 1999; Secretary   Grantham, Mayo, Van
40 Rowes Wharf                                  since March 2001.        Otterloo & Co. LLC (June
Boston, MA 02110                                                         1999 - present);
DOB: 02/18/1945                                                          Associate/Junior Partner,
                                                                         Hale and Dorr LLP (1991 -
                                                                         1999).

Julie Perniola             Vice President       Since February 2003.     Anti-Money Laundering
c/o GMO Trust              and Anti-Money                                Reporting Officer (February
40 Rowes Wharf             Laundering                                    2003 - present) and
Boston, MA 02110           Compliance Officer                            Compliance Officer,
DOB: 10/07/1970                                                          Grantham, Mayo, Van
                                                                         Otterloo & Co. LLC.

William L. Nemerever       Vice President       Vice President since     Member, Grantham, Mayo, Van
c/o GMO Trust                                   February 2004.           Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO SHORT-DURATION INVESTMENT FUND
(FORMERLY GMO SHORT-TERM INCOME FUND)
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the Fixed Income Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Short-Duration Investment Fund returned +2.2% for the fiscal year ended February 29, 2004, as compared with +1.0% for the Citigroup 3-Month Treasury Bill Index.

The Fund outperformed the benchmark during the fiscal year by 1.2%. This out-performance was attributable to issue selection performance as the Fund's exposure to non-Treasury/Agency securities helped relative performance as spreads tightened during the fiscal year. The Fund's duration at fiscal year-end was 0.3 years.

At fiscal year-end, approximately 54% of the Fund was invested in highly-rated, floating rate, asset-backed securities, 19% in U.S. Treasury notes and cash, 4% in highly-rated corporate bonds, 11% in U.S. Government-backed bonds, 2% in mortgage-backed bonds and 10% in highly-rated collateralized bonds. The Fund's exposure to these assets is achieved directly and indirectly through an investment in the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

SHORT-DURATION INVESTMENT FUND-III
As Of: 2/29/2004

               GMO SHORT-DURATION INVESTMENT FUND   CITIGROUP 3-MONTH T-BILL INDEX
   2/28/1994                5,000,000                          5,000,000
   3/31/1994                5,015,320                          5,014,090
   6/30/1994                5,025,640                          5,062,830
   9/30/1994                5,067,305                          5,119,185
  12/31/1994                5,069,410                          5,185,890
   3/31/1995                5,221,385                          5,258,650
   6/30/1995                5,359,415                          5,335,220
   9/30/1995                5,454,920                          5,410,485
  12/31/1995                5,574,700                          5,484,325
   3/31/1996                5,626,475                          5,554,935
   6/30/1996                5,685,025                          5,625,210
   9/30/1996                5,780,620                          5,698,685
  12/31/1996                5,875,775                          5,772,350
   3/31/1997                5,948,615                          5,845,420
   6/30/1997                6,046,840                          5,921,050
   9/30/1997                6,145,650                          5,997,540
  12/31/1997                6,234,630                          6,075,325
   3/31/1998                6,324,520                          6,153,600
   6/30/1998                6,401,300                          6,231,885
   9/30/1998                6,504,355                          6,310,630
  12/31/1998                6,514,250                          6,382,875
   3/31/1999                6,596,105                          6,453,075
   6/30/1999                6,676,830                          6,525,880
   9/30/1999                6,760,550                          6,603,090
  12/31/1999                6,845,715                          6,685,245
   3/31/2000                6,968,090                          6,774,905
   6/30/2000                7,080,055                          6,872,065
   9/30/2000                7,207,750                          6,974,095
  12/31/2000                7,352,340                          7,083,520
   3/31/2001                7,487,935                          7,182,355
   6/30/2001                7,599,770                          7,259,530
   9/30/2001                7,692,200                          7,325,425
  12/31/2001                7,719,380                          7,373,120
   3/31/2002                7,767,725                          7,405,405
   6/30/2002                7,859,615                          7,437,860
   9/30/2002                7,861,465                          7,469,815
  12/31/2002                7,362,485                          7,498,700
   3/31/2003                7,387,960                          7,521,385
   6/30/2003                7,450,830                          7,542,685
   9/30/2003                7,458,500                          7,561,210
  12/31/2003                7,484,060                          7,579,270
   2/29/2004                7,535,735                          7,590,810

Average Annual Returns
Inception                4/18/1990

    1YR          5YR           10YR(ITD)
   2.24         2.78             4.19

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

PAR VALUE ($) /
    SHARES        DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  DEBT OBLIGATIONS -- 15.4%

                  U.S. GOVERNMENT -- 7.4%
      2,809,775   U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09                      3,252,754
                                                                                           ---------------

                  U.S. GOVERNMENT AGENCY -- 8.0%
        210,000   Agency for International Development Floater (Support of Botswana),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 1.42%, due 10/01/12              207,112
      1,350,900   Agency for International Development Floater (Support of C.A.B.E.I.),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 1.42%, due 10/01/12            1,334,014
      1,335,601   Agency for International Development Floater (Support of Honduras),
                  Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 1.06%, due 10/01/11            1,330,593
         62,986   Agency for International Development Floater (Support of Peru),
                  Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 1.37%,
                  due 05/01/14                                                                      62,750
        613,433   Small Business Administration Pool #502320,
                  Variable Rate, Prime - 2.18%, 1.81%, due 08/25/18                                615,303
                                                                                           ---------------
                                                                                                 3,549,772
                                                                                           ---------------

                  TOTAL DEBT OBLIGATIONS (COST $6,637,324)                                       6,802,526
                                                                                           ---------------

                  MUTUAL FUNDS -- 84.5%

        353,926   GMO Alpha LIBOR Fund                                                           8,533,147
      1,141,998   GMO Short-Duration Collateral Fund                                            28,755,502
                                                                                           ---------------
                  TOTAL MUTUAL FUNDS (COST $37,618,034)                                         37,288,649
                                                                                           ---------------

                  TOTAL INVESTMENTS -- 99.9%
                  (Cost $44,255,358)                                                            44,091,175

                  Other Assets and Liabilities (net) -- 0.1%                                        64,547
                                                                                           ---------------

                  TOTAL NET ASSETS -- 100.0%                                               $    44,155,722
                                                                                           ===============

                  Variable rates - The rates shown on Variable rate notes are the current interest rates at February 29, 2004, which are subject to change based on the terms of the security.

               See accompanying notes to the financial statements.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments in unaffiliated issuers, at value (cost $6,637,324) (Note 2)          $     6,802,526
  Investments in affiliated issuers, at value (cost $37,618,034) (Notes 2 and 8)         37,288,649
  Cash                                                                                       52,163
  Receivable for investments sold                                                             3,101
  Interest receivable                                                                        37,434
  Receivable for expenses reimbursed by Manager (Note 3)                                      5,233
                                                                                    ---------------
      Total assets                                                                       44,189,106
                                                                                    ---------------

LIABILITIES:
  Payable to affiliate for (Note 3):
      Management fee                                                                          1,747
      Shareholder service fee                                                                 5,241
      Trustees fee                                                                               86
  Accrued expenses                                                                           26,310
                                                                                    ---------------
      Total liabilities                                                                      33,384
                                                                                    ---------------
NET ASSETS                                                                          $    44,155,722
                                                                                    ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                   $    45,867,571
  Accumulated net realized loss                                                          (1,547,666)
  Net unrealized depreciation                                                              (164,183)
                                                                                    ---------------
                                                                                    $    44,155,722
                                                                                    ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III                                                                         $    44,155,722

SHARES OUTSTANDING:
  Class III:                                                                              5,043,814
                                                                                    ===============

NET ASSET VALUE PER SHARE:
  Class III                                                                         $          8.75
                                                                                    ===============

               See accompanying notes to the financial statements.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Interest                                                               $       207,857
  Dividends from affiliated issuers                                              523,506
                                                                         ---------------
      Total income                                                               731,363
                                                                         ---------------

EXPENSES:
  Management fee (Note 3)                                                         23,424
  Shareholder service fee (Note 3) - Class III                                    70,271
  Custodian and transfer agent fees                                                6,819
  Audit and tax fees                                                              28,565
  Legal fees                                                                       3,080
  Trustees fees and related expenses (Note 3)                                      2,726
  Registration fees                                                                8,244
  Miscellaneous                                                                    1,370
                                                                         ---------------
    Total expenses                                                               144,499
  Fees and expenses reimbursed by Manager (Note 3)                               (48,078)
                                                                         ---------------
    Net expenses                                                                  96,421
                                                                         ---------------

      Net investment income                                                      634,942
                                                                         ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized loss:
    Investments in unaffiliated issuers                                              (58)
    Investments in affiliated issuers                                           (132,013)
                                                                         ---------------
      Net realized loss                                                         (132,071)
                                                                         ---------------

  Change in net unrealized appreciation (depreciation) on investments            553,502
                                                                         ---------------

    Net realized and unrealized gain                                             421,431
                                                                         ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $     1,056,373
                                                                         ===============

               See accompanying notes to the financial statements.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED        YEAR ENDED
                                                                   FEBRUARY 29, 2004  FEBRUARY 28, 2003
                                                                   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                             $       634,942    $       474,944
  Net realized loss                                                        (132,071)        (3,505,670)
  Change in net unrealized appreciation (depreciation)                      553,502           (405,617)
                                                                    ---------------    ---------------
  Net increase (decrease) in net assets from operations                   1,056,373         (3,436,343)
                                                                    ---------------    ---------------

Distributions to shareholders from:
  Net investment income                                                    (635,270)        (2,325,404)
  Net realized gains                                                             --           (786,056)
  Return of capital                                                          (1,857)                --
                                                                    ---------------    ---------------
                                                                           (637,127)        (3,111,460)
                                                                    ---------------    ---------------

Fund share transactions: (Note 7)
  Proceeds from sale of shares                                                   64         47,278,043
  Net asset value of shares issued to shareholders in
    payment of distributions declared                                       629,717          3,079,622
  Cost of shares repurchased                                            (12,208,902)       (36,841,075)
                                                                    ---------------    ---------------
  Increase (decrease) in net assets resulting from net share
    transactions                                                        (11,579,121)        13,516,590
                                                                    ---------------    ---------------

      Total increase (decrease) in net assets                           (11,159,875)         6,968,787

NET ASSETS:
  Beginning of period                                                    55,315,597         48,346,810
                                                                    ---------------    ---------------
  End of period                                                     $    44,155,722    $    55,315,597
                                                                    ===============    ===============

               See accompanying notes to the financial statements.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      YEAR ENDED FEBRUARY 28/29,
                                                          -----------------------------------------------
                                                              2004              2003             2002
                                                          ------------      ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       8.68      $       9.62     $       9.92
                                                          ------------      ------------     ------------
Income from investment operations:
  Net investment income (b)+                                      0.12              0.08             0.30
  Net realized and unrealized gain (loss)                         0.07             (0.54)            0.07
                                                          ------------      ------------     ------------
    Total from investment operations                              0.19             (0.46)            0.37
                                                          ------------      ------------     ------------

Less distributions to shareholders:
  From net investment income                                     (0.12)            (0.33)           (0.39)
  From net realized gains                                           --             (0.15)           (0.28)
  Return of capital                                              (0.00)^              --               --
                                                          ------------      ------------     ------------

    Total distributions                                          (0.12)            (0.48)           (0.67)
                                                          ------------      ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $       8.75      $       8.68     $       9.62
                                                          ============      ============     ============
TOTAL RETURN (a)                                                  2.24%            (4.91)%           3.73%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     44,156      $     55,316     $     48,347
  Net expenses to average daily net assets (c)                    0.21%             0.21%            0.20%
  Net investment income to average daily net assets (b)           1.36%             0.88%            3.04%
  Portfolio turnover rate                                            4%               43%              91%
  Fees and expenses reimbursed by the
    Manager to average daily net assets:                          0.10%             0.08%            0.12%

                                                            YEAR ENDED FEBRUARY 28/29,
                                                          -----------------------------
                                                              2001            2000
                                                          ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       9.62     $       9.63
                                                          ------------     ------------
Income from investment operations:
  Net investment income (b)+                                      0.42             0.46
  Net realized and unrealized gain (loss)                         0.33             0.05
                                                          ------------     ------------
    Total from investment operations                              0.75             0.51
                                                          ------------     ------------

Less distributions to shareholders:
  From net investment income                                     (0.44)           (0.52)
  From net realized gains                                        (0.01)              --
  Return of capital                                                 --               --
                                                          ------------     ------------

    Total distributions                                          (0.45)           (0.52)
                                                          ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $       9.92     $       9.62
                                                          ============     ============
TOTAL RETURN (a)                                                  7.91%            5.42%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     40,505     $     43,491
  Net expenses to average daily net assets (c)                    0.20%            0.20%
  Net investment income to average daily net assets (b)           4.30%            4.82%
  Portfolio turnover rate                                           50%             178%
  Fees and expenses reimbursed by the
    Manager to average daily net assets:                          0.09%            0.08%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Net investment income for the years is affected by the timing of the declaration of dividends by other GMO Funds in which the Fund invests.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).
+    Computed using average shares outstanding throughout the period.
^    Return of capital was less than $0.01.

               See accompanying notes to the financial statements.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Short-Duration Investment Fund (the "Fund") (formerly, GMO Short-Term Income Fund) is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks to provide current income through investment in a portfolio of high-quality fixed income instruments. The Fund's benchmark is the Citigroup (f/k/a Salomon Smith Barney) 3-Month Treasury Bill Index.

     At February 29, 2004, 19.3% of the Fund was invested in the GMO Alpha LIBOR Fund and 65.2% of the Fund was invested in the GMO Short-Duration Collateral Fund, separate funds of GMO Trust managed by GMO.

     Shares of the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase. The financial statements of the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in .

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 29, 2004, the total value of these securities represented 21.7% of net assets.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. At February 29, 2004 there were no open repurchase agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. For the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income were $635,270 and $2,345,585, respectively. As of February 29, 2004 and February 28, 2003 the tax basis distributions paid from capital long term gains were $0 and $765,875, respectively. For the years ended February 29, 2004 and February 28, 2003, the tax basis distributions paid as a return of capital were $1,857 and $0, respectively.

     At February 29, 2004, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $1,151,233 expiring in 2012. The Fund elected to defer to March 1, 2004 post-October losses of $236,504.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

              ACCUMULATED            ACCUMULATED
           UNDISTRIBUTED NET             NET
           INVESTMENT INCOME        REALIZED GAIN      PAID-IN CAPITAL
           -----------------        -------------      ---------------
               $  2,185             $  (1,109,871)      $  1,107,686

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 3.)

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of the Fund at the annual rate of .15%.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .05% of the average daily net assets.

     The Fund incurs fees and expenses indirectly as a shareholder in Alpha LIBOR Fund and SDCF. For the year ended February 29, 2004, indirect operating expenses (excluding investment-related expenses) were .006% of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .025% of the Fund's average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $2,321. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     As of February 29, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $1,823,506 and $12,940,612, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         GROSS UNREALIZED    GROSS UNREALIZED     NET UNREALIZED
       AGGREGATE COST      APPRECIATION        DEPRECIATION        DEPRECIATION
       --------------    ----------------    ----------------     --------------
       $   44,415,287      $   392,486        $   (716,598)       $   (324,112)

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 67.8% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, .96% of the Fund was held by nine related parties.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                              YEAR ENDED           YEAR ENDED
     CLASS III:                           FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                          -----------------    -----------------
     Shares sold                                          7            4,944,849
     Shares issued to shareholders
       in reinvestment of distributions              72,379              344,459
     Shares repurchased                          (1,402,139)          (3,940,125)
                                          -----------------    -----------------
     Net increase (decrease)                     (1,329,753)           1,349,183
                                          =================    =================
     Fund shares:
       Beginning of period                        6,373,567            5,024,384
                                          -----------------    -----------------
       End of period                              5,043,814            6,373,567
                                          =================    =================

8.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the year ended February 29, 2004, is set forth below:

                                          VALUE,
                                          BEGINNING
                                          OF                              SALES           DIVIDEND        VALUE, END
     AFFILIATE                            PERIOD          PURCHASES       PROCEEDS        INCOME          OF PERIOD
     ------------------------------------------------------------------------------------------------------------------
     GMO Alpha LIBOR Fund                 $  10,684,880   $          --   $   2,298,428   $          --   $   8,533,147
     GMO Short-Duration Collateral Fund      36,904,449       1,823,506      10,200,000         523,506      28,755,502
                                          -------------   -------------   -------------   -------------   -------------
     Totals                               $  47,589,329   $   1,823,506   $  12,498,428   $     523,506   $  37,288,649
                                          =============   =============   =============   =============   =============

9.   SUBSEQUENT EVENT

     On January 23, 2004, the trustees of the Trust approved a transaction pursuant to which GMO Alpha LIBOR Fund (ALF) contributed its net assets, other than its interest in GMO SPV I, LLC, its claims resulting from its holdings of the NPF Securities, and a fixed amount of cash, such contribution representing 94.14% of ALF's assets, to GMO Short-Duration Collateral Fund (SDCF) in exchange for SDCF shares. The transaction, which was structured as a tax-free reorganization, was consummated after the close of business on March 31, 2004 and the shares received by GMO Alpha LIBOR Fund were then distributed to its shareholders, including the Fund. After distribution of the SDCF shares, GMO Alpha LIBOR Fund changed its name to GMO Special Purpose Holding Fund and elected partnership status for Federal income tax purposes.

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO SHORT-DURATION INVESTMENT FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Short-Duration Investment Fund (the "Fund") (formerly GMO Short-Term Income Fund) (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                                                             PRINCIPAL           FUND            OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)        COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)       AND LENGTH OF     DURING PAST FIVE     OVERSEEN BY       HELD BY
    AND DOB        HELD WITH TRUST      TIME SERVED            YEARS            TRUSTEE         TRUSTEE
----------------   ---------------   -----------------   -----------------   -------------   -------------
Jay O. Light       Trustee           Since May 1996      Professor of             41             *(2)
c/o GMO Trust                                            Business
40 Rowes Wharf                                           Administration
Boston, MA                                               and Senior
02110                                                    Associate Dean,
DOB: 10/03/1941                                          Harvard
                                                         University.

Donald W.          Trustee           Since               Advisory Counsel,        41             None
Glazer, Esq.                         December 2000       Goodwin Procter
c/o GMO Trust                                            LLP; Secretary
40 Rowes Wharf                                           and Consultant,
Boston, MA                                               Provant, Inc.
02110                                                    (provider of
DOB: 07/26/1944                                          performance
                                                         improvement
                                                         training services
                                                         and products)
                                                         (1998 - present);
                                                         Consultant -
                                                         Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                                                             PRINCIPAL           FUND            OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)        COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)       AND LENGTH OF     DURING PAST FIVE     OVERSEEN BY       HELD BY
    AND DOB        HELD WITH TRUST      TIME SERVED            YEARS            TRUSTEE         TRUSTEE
----------------   ---------------   -----------------   -----------------   -------------   -------------
R. Jeremy          Chairman of       Since September     Chairman,                41             None
Grantham(3)        the Board of      1985.               Grantham, Mayo,
c/o GMO Trust      Trustees          President from      Van Otterloo &
40 Rowes Wharf                       February 2002 -     Co. LLC
Boston, MA                           October 2002;
02110                                President
DOB: 10/06/1938                      Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                  TERM OF OFFICE(4)
   NAME, ADDRESS, AND       POSITION(S) HELD        AND LENGTH OF          PRINCIPAL OCCUPATION(S)
          DOB                  WITH TRUST            TIME SERVED           DURING PAST FIVE YEARS
------------------------   ------------------   ----------------------   -----------------------------
Scott Eston                President and        President and Chief      Chief Financial Officer
c/o GMO Trust              Chief Executive      Executive Officer        (1997-present), Chief
40 Rowes Wharf             Officer              since October 2002;      Operating Officer (2000 -
Boston, MA 02110                                Vice President from      present) and Member,
DOB: 01/20/1956                                 August 1998 - October    Grantham, Mayo, Van
                                                2002.                    Otterloo & Co. LLC.

Susan Randall Harbert      Chief Financial      Chief Financial          Member, Grantham, Mayo, Van
c/o GMO Trust              Officer and          Officer since            Otterloo & Co. LLC.
40 Rowes Wharf             Treasurer            February 2000;
Boston, MA 02110                                Treasurer since
DOB: 04/25/1957                                 February 1998.

Brent Arvidson             Assistant            Since September 1998.    Senior Fund Administrator,
c/o GMO Trust              Treasurer                                     Grantham, Mayo, Van
40 Rowes Wharf                                                           Otterloo & Co. LLC.
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.     Vice President       Vice President since     General Counsel, Anti-Money
c/o GMO Trust              and Clerk            February 1997; Clerk     Laundering Reporting
40 Rowes Wharf                                  since March 2001 -       Officer (July 2002 -
Boston, MA 02110                                present and May 1999     February 2003) and Member,
DOB: 07/20/1965                                 - August 1999.           Grantham, Mayo, Van
                                                                         Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.   Vice President       Vice President since     Associate General Counsel,
c/o GMO Trust              and Secretary        August 1999; Secretary   Grantham, Mayo, Van
40 Rowes Wharf                                  since March 2001.        Otterloo & Co. LLC (June
Boston, MA 02110                                                         1999 - present);
DOB: 02/18/1945                                                          Associate/Junior Partner,
                                                                         Hale and Dorr LLP (1991 -
                                                                         1999).

Julie Perniola             Vice President       Since February 2003.     Anti-Money Laundering
c/o GMO Trust              and Anti-Money                                Reporting Officer (February
40 Rowes Wharf             Laundering                                    2003 - present) and
Boston, MA 02110           Compliance Officer                            Compliance Officer,
DOB: 10/07/1970                                                          Grantham, Mayo, Van
                                                                         Otterloo & Co. LLC.

William L. Nemerever       Vice President       Vice President since     Member, Grantham, Mayo, Van
c/o GMO Trust                                   February 2004.           Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGEMENT

Day-to-day management of the Fund's portfolio is the responsibility of the Fixed Income Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Shares of the GMO Short-Duration Collateral Fund returned +2.5% for the fiscal year ended February 29, 2004, as compared to +1.3% for the J.P. Morgan U.S. 3-Month Cash Index.

The Fund outperformed the benchmark during the fiscal year by 1.2%. The Fund's outperformance was primarily attributable to issue selection. The Fund benefited from its exposure to non-Treasury/Agency securities due to the tightening of spreads during the fiscal year. At fiscal year-end, approximately 96% of the portfolio was AAA-rated, 2% AA-rated, 1% A-rated and the remaining 1% BBB-rated. Approximately 65% of the Fund was invested in highly rated, asset-backed securities. These included issues backed by home equity, auto, truck, credit card, and health care receivables. Approximately 6% of the Fund was invested in US government agency issues that offer higher yields than U.S. Treasury securities with similar maturities. The remainder of the Fund was split between U.S. Treasuries (13%) collateralized bond obligations (11%) and corporate bonds (5%).

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

SHORT-DURATION COLLATERAL FUND
As Of: 2/29/2004

             GMO SHORT-DURATION COLLATERAL FUND      J.P.MORGAN U.S. 3 MONTH CASH INDEX
  11/26/2002                          5,000,000                               5,000,000
  12/31/2002                          4,996,210                               5,007,395
   3/31/2003                          5,024,265                               5,025,320
   6/30/2003                          5,064,345                               5,042,720
   9/30/2003                          5,078,060                               5,057,105
  12/31/2003                          5,112,290                               5,072,775
   2/29/2004                          5,136,770                               5,082,675

Average Annual Returns
Inception                            11/26/2002

1YR             5YR                    10YR(ITD)
     2.48       N/A                          2.16

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  PAR VALUE ($)      DESCRIPTION                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------
                     DEBT OBLIGATIONS -- 89.1%

                     ASSET-BACKED SECURITIES -- 65.5%

                     AIRLINES -- 1.0%
        24,600,000   Aircraft Finance Trust Series 99-1A Class A1,
                       Variable Rate, 1 mo. LIBOR + .48%, 1.57%, due 05/15/24                        18,019,500
                                                                                                ---------------

                     AUTO FINANCING -- 2.9%
        15,000,000   Capital Auto Receivables Asset Trust (GMAC) Series
                       03-1 Class A3A, 2.75%, due 04/16/07                                           15,206,250
        14,500,000   Ford Credit Auto Owner Trust Series 03-A Class A4A,
                       2.70%, due 06/15/07                                                           14,638,765
        20,000,000   Volkswagen Credit Auto Master Trust Series 00-1 Class A,
                       Variable Rate, 1 mo. LIBOR +.16%, 1.25%, due 08/20/07                         20,030,000
                                                                                                ---------------
                                                                                                     49,875,015
                                                                                                ---------------

                     BUSINESS LOAN -- 0.3%
         6,000,000   Archimedes Funding IV (Cayman) Ltd 4A A1, 144A,
                       Variable Rate, 1 mo. LIBOR + .48%, 1.60%, due 02/25/13                         6,002,820
                                                                                                ---------------

                     COMMERCIAL MORTGAGE-BACKED SECURITY -- 0.9%
        15,779,980   Morgan Stanley Dean Witter Capital I Series 03-TOP9
                       Class A1, 3.98%, due 11/13/36                                                 16,031,474
                                                                                                ---------------

                     CREDIT CARDS -- 11.9%
        15,000,000   American Express Credit Account Master Trust Series 01-6 Class A,
                       Variable Rate, 1 mo. LIBOR + .12%, 1.21%, due 12/15/08                        15,029,883
        15,000,000   American Express Credit Account Master Trust Series 02-6 Class A,
                       Variable Rate, 1 mo. LIBOR + .14%, 1.23%, due 03/15/10                        15,046,289
        16,000,000   Bank One Issuance Trust Series 02-A5 Class A5,
                       Variable Rate, 1 mo. LIBOR + .12%, 1.21%, due 06/15/10                        16,030,000
        20,000,000   Capital One Master Trust Series 00-4 Class A,
                       Variable Rate, 1 mo. LIBOR + .14%, 1.23%, due 08/15/08                        20,022,000
        20,000,000   Chase Credit Card Master Trust Series 01-6 Class A,
                       Variable Rate, 1 mo. LIBOR + .13%, 1.22%, due 03/16/09                        20,043,200
        15,650,000   Chase Credit Card Master Trust Series 02-1 Class A,
                       Variable Rate, 1 mo. LIBOR +.10%, 1.19%, due 06/15/09                         15,682,400
        18,400,000   Discover Card Master Trust I Series 00-5 Class A,
                       Variable Rate, 1 mo. LIBOR + .18%, 1.27%, due 11/15/07                        18,433,062
        10,000,000   Discover Card Master Trust I Series 02-3 Class A,
                       Variable Rate, 1 mo. LIBOR + .11%, 1.20%, due 11/17/09                        10,017,578

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  PAR VALUE ($)      DESCRIPTION                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------
                     CREDIT CARDS -- CONTINUED
        10,000,000   Discover Card Master Trust I Series 03-4 A1,
                       Variable Rate, 1 mo. LIBOR + .11%, 1.20%, due 05/15/11                        10,004,688
        10,000,000   Earls Five Ltd Series EMTN, 3 mo. GBP LIBOR + .14%, 4.34%,
                       due 02/27/08                                                                  18,437,373
        20,000,000   Gracechurch Card Funding Plc Series 2 Class A, 1 mo. LIBOR +
                       .12%, 1.21%, due 10/15/09                                                     20,035,938
        22,000,000   MBNA Master Credit Card Trust Series 03 Class A3,
                       Variable Rate, 1 mo. LIBOR + .12%, 1.21%, due 08/16/10                        22,034,375
         8,000,000   Neiman Marcus Group Credit Card Master Trust Series 00-1 Class A, 144A,
                       Variable Rate, 1 mo. LIBOR + .27%, 1.36%, due 04/15/08                         8,009,600
                                                                                                ---------------
                                                                                                    208,826,386
                                                                                                ---------------

                     HIGH YIELD COLLATERALIZED DEBT OBLIGATIONS -- 1.4%
         7,729,452   Nomura CBO Ltd Series 97-2 Class A2, 144A, Step up, 6.26%, due 10/30/09          7,784,640
         2,624,530   Pacific Life CBO Series 98-1A Class A2A, 144A, Step Up, 6.56%,
                       due 02/15/10                                                                   2,624,478
        13,364,746   Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A, Step Up,
                       6.33%, due 09/15/09                                                           13,832,512
                                                                                                ---------------
                                                                                                     24,241,630
                                                                                                ---------------

                     INSURED AUTO FINANCING -- 2.4%
        25,000,000   Aesop Funding II LLC Series 03-2A Class A1, 144A, MBIA, 2.74%,
                       due 06/20/07                                                                  25,148,438
         9,000,000   Aesop Funding II LLC Series 04-2A Class A2, 144A, FGIC,
                       Variable Rate, 1 mo. LIBOR + .12%, 1.21%, due 04/20/08                         9,002,813
         7,345,824   Americredit Automobile Receivables Trust Series 00-B Class A4, FSA,
                       Variable Rate, 1 mo. LIBOR + .20%, 1.30%, due 04/05/07                         7,318,277
                                                                                                ---------------
                                                                                                     41,469,528
                                                                                                ---------------

                     INSURED BUSINESS LOANS -- 1.1%
         9,955,800   CNL Commercial Mortgage Loan Trust Series 03-2A Class A1, 144A, AMBAC,
                       Variable Rate, 1 mo. LIBOR + .44%, 1.53%, due 10/25/30                         9,968,245
        10,000,000   Golden Securities Corp 03-A A1, 144A, AMBAC,
                       Variable Rate, 1 mo. LIBOR + .30%, 1.40%, due 12/02/13                        10,014,300
                                                                                                ---------------
                                                                                                     19,982,545
                                                                                                ---------------

                     INSURED EMERGING MARKETS COLLATERALIZED DEBT OBLIGATIONS -- 1.3%
        13,886,068   Anfield Road I Ltd Series 1 Class A, CapMAC, PTE,
                       Variable Rate, 6 mo. LIBOR + .25%, 1.42%, due 11/06/06                        13,699,439
         8,667,891   Starvest Emerging Markets CBO-I Series 1A, Class A, CapMAC,
                       Variable Rate, 6 mo. LIBOR + .19%, 1.36%, due 07/30/11                         8,515,076
                                                                                                ---------------
                                                                                                     22,214,515
                                                                                                ---------------

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  PAR VALUE ($)      DESCRIPTION                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------
                     INSURED HIGH YIELD COLLATERALIZED DEBT OBLIGATIONS -- 5.5%
         1,000,704   Augusta Funding Ltd Series 10A Class A-1 144A, CapMAC, 6.65%,
                       due 06/30/04                                                                   1,010,711
         3,046,076   Cigna CBO Ltd Series 96-1 Class A2, 144A, Step Up, 6.46%, due 11/15/08           3,126,035
         6,439,456   Clydesdale CBO I Ltd Series 1A Class A2, FSA, 6.83%, due 03/25/11                6,584,344
         5,331,449   DLJ CBO Ltd Series 1A Class A2, 144A, FSA, 6.68%, due 04/15/11                   5,384,763
         6,395,057   FC CBO Series 03-1AW Class A1, 144A, AMBAC,
                       Variable Rate, 1 mo. LIBOR + .38%, 1.65%, due 06/03/09                         6,367,750
        10,000,000   GSC Partners CDO Fund Ltd Series 03-4A A3, 144A, AMBAC,
                       Variable Rate, 3 mo. LIBOR + .46%, 1.71%, due 12/16/15                        10,000,000
         9,047,629   GSC Partners CDO Fund Ltd Series 1A Class A, 144A,
                       Variable Rate, 6 mo. LIBOR + .40%, 1.65%, due 05/09/12                         8,985,834
        21,419,686   GSC Partners CDO Fund Ltd Series 2A Class A, 144A, FSA,
                       Variable Rate, 6 mo. LIBOR + .52%, 1.75%, due 05/22/13                        21,201,205
        14,476,806   Northstar CBO Ltd Series 97-2I Class A2, 144A,
                       Variable Rate, Step Up, 4.12%, due 07/15/09                                   14,471,594
        18,263,694   Spirit CBO Series 03-4AW,
                       Variable Rate, 6 mo. LIBOR + .55%, 1.77%, due 05/23/11                        18,224,975
                                                                                                ---------------
                                                                                                     95,357,211
                                                                                                ---------------

                     INSURED INSURANCE PREMIUMS -- 1.6%
         6,683,245   PAM Capital Funding Corp Series 98-1W A, 144A,
                       Variable Rate, 3 mo. LIBOR + 17%, 1.30%, due 05/01/10                          6,657,314
        22,000,000   PFS Financing Corp Series 01-FA Class A, MBIA, 144A,
                       Variable Rate, 1 mo. LIBOR + .33%, 1.42%, due 06/15/08                        22,006,875
                                                                                                ---------------
                                                                                                     28,664,189
                                                                                                ---------------

                     INSURED PERPETUAL LOAN COLLATERALIZED DEBT OBLIGATION -- 1.6%
        28,000,000   Augusta Funding Ltd Series 10A Class F-1, 144A, CapMAC,
                       Variable Rate, 3 mo. LIBOR + .25%, 2.05%, due 06/30/17                        27,300,000
                                                                                                ---------------

                     INSURED RESIDENTIAL HOME EQUITY (EUROPEAN) -- 2.8%
        13,500,000   RMAC Series 03-NS1X Class A2A, 144A, AMBAC,
                       Variable Rate, 3 mo. GBP LIBOR + .45%, 4.46%, due 06/12/35                    25,170,737
        13,000,000   RMAC Series 03-NS2A Class A2A, 144A, AMBAC,
                       Variable Rate, 3 mo. GBP LIBOR + .40%, 4.41%, due 09/12/35                    24,137,463
                                                                                                ---------------
                                                                                                     49,308,200
                                                                                                ---------------

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  PAR VALUE ($)      DESCRIPTION                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------
                     INSURED RESIDENTIAL HOME EQUITY (UNITED STATES) -- 3.6%
        20,000,000   Accredited Mortgage Loan Trust Series 04-1 Class A2, AMBAC,
                       Variable Rate, 1 mo. LIBOR + .30%, 1.39%, due 04/25/34                        20,000,000
        14,363,073   Quest Series 03-X4A Class A, 144A, AMBAC,
                       Variable Rate, 1 mo. LIBOR + .43%, 1.52%, due 12/25/33                        14,363,073
        19,801,379   Residential Asset Securities Corp Series 02-KS3 Class A1B, AMBAC,
                       Variable Rate, 1 mo. LIBOR + .25%, 1.34%, due 05/25/32                        19,812,270
         9,395,897   Residential Asset Securities Corp Series 02-KS5 Class A1B3, AMBAC,
                       Variable Rate, 1 mo. LIBOR + .27%, 1.36%, due 08/25/32                         9,407,642
                                                                                                ---------------
                                                                                                     63,582,985
                                                                                                ---------------

                     INSURED RESIDENTIAL PRIME MORTGAGES (UNITED STATES) -- 2.9%
         9,791,074   Chevy Chase Mortgage Funding Corp Series 03-4, 144A, AMBAC,
                       Variable Rate, 1 mo. LIBOR + .34%, 1.43%, due 10/13/34                         9,792,054
         6,270,311   Residential Funding Mortgage Securities Series 03-HS1 Class AII, FGIC,
                       Variable Rate, 1 mo. LIBOR + .29%, 1.38%, due 12/25/32                         6,266,549
        17,250,818   Wachovia Asset Securization Inc Series 02-HE1 Class A, AMBAC,
                       Variable Rate, 1 mo. LIBOR + .37%, 1.46%, due 09/27/32                        17,301,363
        17,616,968   Wachovia Asset Securization Inc Series 03-HE1 Class A1, FGIC,
                       Variable Rate, 1 mo. LIBOR + .29%, 1.38%, due 03/25/33                        17,625,953
                                                                                                ---------------
                                                                                                     50,985,919
                                                                                                ---------------

                     RATE REDUCTION BOND -- 1.4%
        23,631,757   California Infrastructure PG&E Series 97-1 Class A7, 6.42%, due
                       09/25/08                                                                      24,954,581
                                                                                                ---------------

                     RESIDENTIAL HOME EQUITY (EUROPEAN) -- 0.8%
        14,000,000   Paragon Mortgages Plc Series 6A A2A, 144A,
                       Variable Rate, 3 mo. LIBOR + .35%, 1.52%, due 03/15/30                        14,030,625
                                                                                                ---------------

                     RESIDENTIAL HOME EQUITY (UNITED STATES) -- 10.9%
        24,808,621   Aegis Asset Backed Securities Trust Series 04-1 Class A,
                       Variable Rate, 1 mo. LIBOR + .35%, 1.44%, due 04/25/34                        24,808,621
        17,270,000   Centex Home Equity Series 04-B Class AV3,
                       Variable Rate, 1 mo. LIBOR + 0%, 1.29%, due 03/25/34                          17,270,000
         7,000,000   Chase Funding Mortgage Loan Asset-Backed Series 03-3 Class 2A2,
                       Variable Rate, 1 mo. LIBOR + .27%, 1.36%, due 04/25/33                         7,015,820
        15,000,000   CIT Group Home Equity Loan Trust Series 03-1 Class A3, 2.79%,
                       due 03/20/29                                                                  15,106,050

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  PAR VALUE ($)      DESCRIPTION                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------
                     RESIDENTIAL HOME EQUITY (UNITED STATES) -- CONTINUED
        15,743,824   Citigroup Mortgage Loan Trust Inc Series 03-HE3 A, AMBAC,
                       Variable Rate, 1 mo. LIBOR + .38%, 1.47%, due 12/25/33                        15,759,253
        17,038,787   Equity One ABS Inc Series 04-1 AV2,
                       Variable Rate, 1 mo. LIBOR + .30%, 1.39%, due 04/25/34                        17,044,112
        20,000,000   Master Asset Backed Securities Trust Series 04-Opt1 A3,
                       Variable Rate, 1 mo. LIBOR, 1.09%, due 01/25/34                               20,000,000
        24,305,875   Morgan Stanley ABS Capital I Series 04-SD1 Class A,
                       Variable Rate, 1 mo. LIBOR + .40%, 1.49%, due 08/25/34                        24,305,875
        14,824,715   Renaissance Home Equity Loan Trust Series 03-4 A2,
                       Variable Rate, 1 mo. LIBOR + .20%, 1.29%, due 03/25/34                        14,828,768
        20,178,100   Residential Asset Mortgage Products Inc, Series 03-RS11, Class AI1,
                       Variable Rate, 1 mo. LIBOR + .19%, 1.28%, due 03/25/23                        20,163,572
        15,000,000   Saxon Asset Securities Trust Series 04-1 A,
                       Variable Rate, 1 mo. LIBOR + .27%, 1.36%, due 03/25/35                        15,000,000
                                                                                                ---------------
                                                                                                    191,302,071
                                                                                                ---------------

                     RESIDENTIAL PRIME MORTGAGES (AUSTRALIAN) -- 3.6%
         8,000,000   Australian Mortgage Securities II G3 A1A,
                       Variable Rate, 3 mo. LIBOR + .21%, 1.32%, due 01/10/35                         8,000,000
        19,929,025   Interstar Millennium Trust Series 03-3G Class A2,
                       Variable Rate, 3 mo. LIBOR + .25%, 1.42%, due 09/27/35                        19,958,918
        20,875,427   Interstar Millennium Trust Series 03-5G Class A2,
                       Variable Rate, 3 mo. LIBOR + .25%, 1.37%, due 01/20/36                        20,875,427
        14,743,566   Medallion Trust Series 03-1G Class A,
                       Variable Rate, 3 mo. LIBOR + .19%, 1.36%, due 12/21/33                        14,743,566
                                                                                                ---------------
                                                                                                     63,577,911
                                                                                                ---------------

                     RESIDENTIAL PRIME MORTGAGES (UNITED STATES) -- 3.4%
        20,000,000   CC Mortgage Funding Corp Series 04-1A, 144A, AMBAC,
                       Variable Rate, 1 mo. LIBOR + .33%, 1.42%, due 01/25/38                        20,000,000
        13,574,485   GreenPoint Home Equity Loan Trust Series 04-1 Class A, AMBAC,
                       Variable Rate, 1 mo. LIBOR + .23%, 1.32%, due 07/25/29                        13,581,951
        25,000,000   Impac Secured Assets CMN Owner Trust Series 04-1 Class A1,
                       Variable Rate, 1 mo. LIBOR + .15%, 1.24%, due 03/25/34                        24,985,000
                                                                                                ---------------
                                                                                                     58,566,951
                                                                                                ---------------

                     SMALL BUSINESS LOANS -- 0.4%
         7,463,303   The Money Store Business Loan Backed Trust Series 99-1 Class AN,
                       Variable Rate, 1 mo. LIBOR +.50%, 1.59%, due 09/15/17                          7,463,303
                                                                                                ---------------

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  PAR VALUE ($)      DESCRIPTION                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------
                     STUDENT LOANS -- 2.7%
         1,607,398   Bank One Student Loan Trust Series 94-A Class A2,
                       Variable Rate, 1 mo. LIBOR + .30%, 1.39%, due 10/25/16                         1,608,090
         9,600,000   Keycorp Student Loan Trust Series 94-B Certificates,
                       Variable Rate, 1 mo. LIBOR + .73%, 1.82%, due 11/25/21                         9,605,760
         8,000,000   Keycorp Student Loan Trust Series 95-A Class B,
                       Variable Rate, 1 mo. LIBOR + .75%, 1.84%, due 10/27/21                         8,004,800
         4,772,800   SMS Student Loan Trust Series 94-A Certificates,
                       Variable Rate, 1 mo. LIBOR + .70%, 1.80%, due 07/26/21                         4,774,232
         4,205,600   SMS Student Loan Trust Series 94-B Certificates,
                       Variable Rate, 1 mo. LIBOR + .75%, 1.84%, due 10/25/23                         4,209,806
         1,074,778   SMS Student Loan Trust Series 94-B Class A2,
                       Variable Rate, 1 mo. LIBOR + .30%, 1.39%, due 04/25/16                         1,075,745
         3,945,600   SMS Student Loan Trust Series 95-A Certificates,
                       Variable Rate, 1 mo. LIBOR + .65%, 1.74%, due 04/25/25                         3,955,464
        11,261,371   SMS Student Loan Trust Series 97-A Class A,
                       Variable Rate, 3 mo. T-Bill + .60%, 1.53%, due 10/27/25                       11,252,362
         2,129,570   Student Loan Marketing Association Series 96-4 Class A2,
                       Variable Rate, 3 mo. U.S. Treasury Bill + .64%, 1.57%, due 07/25/09            2,118,922
                                                                                                ---------------
                                                                                                     46,605,181
                                                                                                ---------------

                     TRADE RECEIVABLE -- 1.1%
        20,000,000   Huntsman International Asset-Backed Securities Ltd 1 A1,
                       Variable Rate, 1 mo. LIBOR + .39%, 1.48%, due 03/15/07                        19,873,600
                                                                                                ---------------

                     Total Asset-Backed Securities                                                1,148,236,140
                                                                                                ---------------

                     CORPORATE DEBT -- 5.0%
        10,130,316   Continental Airlines Series 99-1A, 6.55%, due 02/02/19                          10,130,316
         8,000,000   General Motors Acceptance Corp, 7.50%, due 07/15/05                              8,528,800
        11,750,000   Banco Santander Series MBIA, 6.50%, due 11/01/05                                12,421,054
         1,466,667   Polaris Funding Company Series EMTN,
                       Variable Rate, 1 mo. LIBOR + .45%, 1.55%, due 01/07/05                         1,465,347
        28,650,000   Pemex Finance Ltd, Series 1A1 Class A2, AMBAC, 144A, 6.30%, due 05/15/10        31,434,422
        20,500,000   Westralia Airports Corp, 144A, MBIA, 6.48%, due 04/01/10                        23,271,600
                                                                                                ---------------
                                                                                                     87,251,539
                                                                                                ---------------

                     U.S. GOVERNMENT -- 12.8%
         2,281,840   U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08                        2,575,627
       120,000,000   U.S. Treasury Note, 2.00%, due 11/30/04 (a)                                    120,787,500
       100,000,000   U.S. Treasury Note, 2.00%, due 08/31/05                                        100,906,250
                                                                                                ---------------
                                                                                                    224,269,377
                                                                                                ---------------

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

PAR VALUE ($)/
  SHARES             DESCRIPTION                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY -- 5.8%
         1,000,000   Agency for International Development Floater (Support of Belize),
                       Variable Rate, 6 mo. U.S. Treasury Bill + .50%, 1.52%, due 01/01/14              988,750
         3,752,500   Agency for International Development Floater (Support of C.A.B.E.I.),
                       Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 1.42%, due 10/01/12            3,705,594
         1,602,814   Agency for International Development Floater (Support of Honduras),
                       Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 1.05%, due 10/01/11            1,596,804
        15,000,000   Agency for International Development Floater (Support of India),
                       Variable Rate, 3 mo. LIBOR + .10%, 1.26%, due 02/01/27                        14,831,250
         4,873,719   Agency for International Development Floater (Support of Jamaica),
                       Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 1.77%, due 03/30/19            4,855,442
        20,000,000   Agency for International Development Floater (Support of Morocco),
                       Variable Rate, 6 mo. LIBOR - .015%, 1.16%, due 02/01/25                       19,650,000
        15,000,000   Agency for International Development Floater (Support of Morocco),
                       Variable Rate, 6 mo. LIBOR + .15%, 1.32%, due 10/29/26                        14,989,500
         1,232,880   Agency for International Development Floater (Support of Morocco),
                       Variable Rate, 6 mo. U.S. Treasury Bill + .45%, 1.47%, due 11/15/14            1,215,928
           597,446   Agency for International Development Floater (Support of Peru), Series A,
                       Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 1.37%, due 05/01/14               595,205
         1,695,970   Agency for International Development Floater (Support of Peru), Series A,
                       Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 1.37%, due 05/01/14             1,689,610
        21,250,000   Agency for International Development Floater (Support of Portugal),
                       Variable Rate, 6 mo. LIBOR, 1.17%, due 01/01/21                               21,223,438
        13,747,500   Agency for International Development Floater (Support of Tunisia),
                       Variable Rate, 6 mo. LIBOR, 1.19%, due 07/01/23                               13,575,656
         1,333,334   Agency for International Development Floater (Support of Zimbabwe),
                       Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 1.04%, due 01/01/12            1,323,334
         1,350,305   Small Business Administration Series 95-10C Class 1, 6.88%, due 09/01/05         1,429,161
                                                                                                ---------------
                                                                                                    101,669,672
                                                                                                ---------------

                     TOTAL DEBT OBLIGATIONS (COST $1,548,887,290)                                 1,561,426,728
                                                                                                ---------------

                     MUTUAL FUNDS -- 5.8%

         4,968,240   Dreyfus Money Market Fund (b)                                                    4,968,240
        96,251,484   Merrimac Cash Fund (b)                                                          96,251,484
                                                                                                ---------------

                     TOTAL MUTUAL FUNDS (COST $101,219,724)                                         101,219,724
                                                                                                ---------------

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  PAR VALUE ($)      DESCRIPTION                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------
                     SHORT-TERM INVESTMENTS -- 7.1%

                     CASH EQUIVALENTS -- 1.4%
        24,459,370   Harris Trust & Savings Bank Eurodollar Time Deposit, 1.01%,
                     due 3/30/04 (b)                                                                 24,459,370
                                                                                                ---------------

                     COMMERCIAL PAPER -- 5.7%
        50,000,000   Bellsouth Corp., 0.98%, due 03/3/04                                             49,994,500
        50,000,000   Koch Ind., 0.98%, due 03/2/04                                                   49,995,917
                                                                                                ---------------
                                                                                                     99,990,417
                                                                                                ---------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $124,449,787)                               124,449,787
                                                                                                ---------------

                     TOTAL INVESTMENTS -- 102.0%
                     (Cost $1,774,556,801)                                                        1,787,096,239

                     Other Assets and Liabilities (net) -- (2.0%)                                   (35,561,055)
                                                                                                ---------------

                     TOTAL NET ASSETS -- 100.0%                                                 $ 1,751,535,184
                                                                                                ===============

                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                     144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
                     AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation
                     CapMAC - Insured as to the payment of principal and
                         interest by Capital Markets Assurance Corporation
                     CBO - Collateralized Bond Obligation
                     CDO - Collateralized Debt Obligation
                     EMTN - Euromarket Medium Term Note
                     FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation
                     FSA - Insured as to the payment of principal and interest
                         by Financial Security Assurance
                     GBP - British Pound
                     MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp

                     (a) All or a portion of this security is held as collateral for open swap contracts (Note 8).
                     (b) All or a portion of this security represents investment of security lending collateral (Note 2).

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
   Investments, at value, including securities on loan of $37,907,721 (cost $1,774,556,801) (Note 2)   $ 1,787,096,239
   Cash                                                                                                     54,338,154
   Foreign currency, at value (cost $190,442) (Note 2)                                                         190,442
   Receivable for investments sold                                                                             611,162
   Receivable for Fund shares sold                                                                          16,000,000
   Interest receivable                                                                                       5,700,233
   Receivable for expenses reimbursed by Manager (Note 3)                                                       19,963
                                                                                                       ---------------

        Total assets                                                                                     1,863,956,193
                                                                                                       ---------------

LIABILITIES:
   Payable for investments purchased                                                                        57,270,718
   Payable upon return of securities loaned (Note 2)                                                        38,923,600
   Payable to affiliate for (Note 3):
        Trustees fee                                                                                             2,768
   Payable for open forward foreign currency contracts (Notes 2 and 8)                                       1,141,015
   Periodic payments from open swap contracts (Notes 2 and 8)                                                1,239,625
   Net payable for open swap contracts (Notes 2 and 8)                                                      13,736,983
   Accrued expenses                                                                                            106,300
                                                                                                       ---------------

        Total liabilities                                                                                  112,421,009
                                                                                                       ---------------
NET ASSETS                                                                                             $ 1,751,535,184
                                                                                                       ===============

NET ASSETS CONSIST OF:

   Paid-in capital                                                                                     $ 1,741,649,663
   Distributions in excess of net investment income                                                         (5,013,798)
   Accumulated net realized gain                                                                             3,918,241
   Net unrealized appreciation                                                                              10,981,078
                                                                                                       ---------------
                                                                                                       $ 1,751,535,184
                                                                                                       ===============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                                                                    $ 1,751,535,184
                                                                                                       ===============

SHARES OUTSTANDING:
   Class III                                                                                                69,553,129
                                                                                                       ===============

NET ASSET VALUE PER SHARE:
   Class III                                                                                           $         25.18
                                                                                                       ===============

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Interest (including securities lending income of $31,920)                                            $    31,580,952
                                                                                                       ---------------

      Total income                                                                                          31,580,952
                                                                                                       ---------------

EXPENSES:
  Custodian and transfer agent fees                                                                            145,448
  Audit and tax fees                                                                                            55,096
  Legal fees                                                                                                    59,652
  Trustees fees and related expenses (Note 3)                                                                   27,570
  Interest expense (Notes 2 and 8)                                                                              22,357
  Miscellaneous                                                                                                 12,754
                                                                                                       ---------------
      Total expenses                                                                                           322,877
  Fees and expenses reimbursed by Manager (Note 3)                                                            (263,682)
                                                                                                       ---------------
      Net expenses                                                                                              59,195
                                                                                                       ---------------

        Net investment income                                                                               31,521,757
                                                                                                       ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
      Investments                                                                                           (9,241,947)
      Closed swap contracts                                                                                  4,066,534
      Foreign currency, forward contracts and foreign currency related transactions                         (8,719,046)
                                                                                                       ---------------

        Net realized loss                                                                                  (13,894,459)
                                                                                                       ---------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                                                           12,432,699
      Open swap contracts                                                                                    2,941,320
      Foreign currency, forward contracts and foreign currency related transactions                         (1,998,824)
                                                                                                       ---------------

        Net unrealized gain                                                                                 13,375,195
                                                                                                       ---------------

      Net realized and unrealized loss                                                                        (519,264)
                                                                                                       ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $    31,002,493
                                                                                                       ===============

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        PERIOD FROM NOVEMBER 26, 2002
                                                                       YEAR ENDED       (COMMENCEMENT OF OPERATIONS)
                                                                   FEBRUARY 29, 2004      THROUGH FEBRUARY 28, 2003
                                                                   -----------------   -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                            $    31,521,757           $     8,205,930
   Net realized loss                                                    (13,894,459)               (2,896,244)
   Change in net unrealized appreciation (depreciation)                  13,375,195                (2,394,117)
                                                                    ---------------           ---------------

   Net increase in net assets from operations                            31,002,493                 2,915,569
                                                                    ---------------           ---------------

Distributions to shareholders from:
   Net investment income
      Class III                                                         (21,843,050)               (2,209,747)

   Net share transactions (Note 7):
      Class III                                                         595,422,052             1,146,247,867
                                                                    ---------------           ---------------
   Increase in net assets resulting from net share transactions         595,422,052             1,146,247,867
                                                                    ---------------           ---------------

      Total increase in net assets                                      604,581,495             1,146,953,689

NET ASSETS:

   Beginning of period                                                1,146,953,689                        --
                                                                    ---------------           ---------------
   End of period (including distributions in excess of
      net investment income of $5,013,798 and accumulated
      undistributed net investment income of $3,103,842,
      respectively)                                                 $ 1,751,535,184           $ 1,146,953,689
                                                                    ===============           ===============

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            YEAR ENDED FEBRUARY 28/29,
                                                        ----------------------------------
                                                             2004             2003 (b)(c)
                                                        -------------        -------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $       25.01        $       25.00
                                                        -------------        -------------

Income from investment operations:
   Net investment income                                         0.56                 0.18
   Net realized and unrealized gain (loss)                       0.06+               (0.12)
                                                        -------------        -------------

      Total from investment operations                           0.62                 0.06
                                                        -------------        -------------

Less distributions to shareholders:
   From net investment income                                   (0.45)               (0.05)
                                                        -------------        -------------

      Total distributions                                       (0.45)               (0.05)
                                                        -------------        -------------
NET ASSET VALUE, END OF PERIOD                          $       25.18        $       25.01
                                                        =============        =============
TOTAL RETURN (a)                                                 2.48%                0.24%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $   1,751,535        $   1,146,954
   Net operating expenses to average daily net assets            0.00%(d)             0.00%*
   Interest expense to average daily net assets                  0.00%(e)               --
   Total net expenses to average daily net assets                0.00%(f)             0.00%*
   Net investment income to average daily net assets             2.51%                2.94%*
   Portfolio turnover rate                                         33%                  15%+
   Fees and expenses reimbursed by the Manager to
      average daily net assets:                                  0.02%                0.05%*

(a) The total returns would have been lower had certain expenses not been reimbursed during the period shown.
(b) Period from November 26, 2002 (commencement of operations) through February 28, 2003.
(c) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.71% and net investment income per share by $0.06. For consistency, similar reclassifications have been made to prior year amounts, resulting in an increase to the net investments income ratio of 0.60% and to the net investment income per share of $0.03 in the period ended February 28, 2003.
(d) Net operating expenses were less than 0.01% to average daily net assets.
(e) Interest expense was less that 0.01% to average daily net assets.
(f) Total net expenses were less than 0.01% to average daily net assets.
*   Annualized.
**  Not Annualized.
+ The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Short-Duration Collateral Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks total return in excess of its benchmark. The Fund seeks to achieve its objective by investing primarily in relatively high quality, low volatility fixed income instruments. The Fund's benchmark index is the J.P. Morgan U.S. 3-Month Cash Index.

     Shares of the Fund are only offered to other Funds of the Trust and other GMO separately managed accounts.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLE

     As a result of recent FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts in all prior year financial highlights presented. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased net investment income and decreased net realized gains by $9,007,309 for the year ended February 29, 2004 and increased net investment income and decreased net realized gains by $1,675,565 for the year ended February 28, 2003. This change had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

     PORTFOLIO VALUATION

     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value or exchange rate may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect the security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the underlying funds in which the Fund invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 29, 2004, the total value of these securities represented 20.1% of net assets.

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS

     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 8 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of February 29, 2004.

     FUTURES CONTRACTS

     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At February 29, 2004, the Fund held no open futures contracts.

     OPTIONS

     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At February 29, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     LOAN AGREEMENTS

     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

     INDEXED SECURITIES

     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS

     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of realized gain loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See Note 8 for a summary of open swap agreements as of February 29, 2004.

     REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. At February 29, 2004, the Fund held no open repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS

     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. At February 29, 2004, the Fund held no open reverse repurchase agreements.

     SECURITY LENDING

     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund loaned securities having a market value of $37,907,721 collateralized by cash in the amount of $38,923,600, which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Generally, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend and interest income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions from ordinary income were $21,843,050 and $2,209,747, respectively.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $$2,633,895 and $1,287,871 of undistributed ordinary income and undistributed long-term capital gains, respectively.

     The Fund elected to defer to March 1, 2004 post-October losses of $2,353,728.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to foreign currency and swap transactions. The financial highlights exclude these adjustments.

           DISTRIBUTIONS               ACCUMULATED
         IN EXCESS OF NET                  NET
         INVESTMENT INCOME            REALIZED GAIN            PAID-IN CAPITAL
       ---------------------        ------------------         ---------------
          $ (17,796,347)               $ 17,816,603              $ (20,256)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO does not charge the Fund any management or service fees for its services. In addition, effective until at least June 30, 2004, GMO has contractually agreed to reimburse all of the Fund's expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $19,400. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     For the year ended February 29, 2004, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                         PURCHASES                SALES
                                                       -------------          -------------
     U.S. Government securities                        $ 151,410,156          $  37,064,582
     Investments (non-U.S. Government securities)        740,764,540            359,717,374

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                               GROSS UNREALIZED     GROSS UNREALIZED      NET UNREALIZED
         AGGREGATE COST          APPRECIATION         DEPRECIATION         APPRECIATION
        -----------------      -----------------    -----------------    ----------------
         $ 1,774,418,680         $ 17,442,629         $ (4,765,070)        $ 12,677,559

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 66.1% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. Four of the shareholders are other funds of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                              PERIOD FROM NOVEMBER 26, 2002
                                                  YEAR ENDED                   (COMMENCEMENT OF OPERATIONS)
                                              FEBRUARY 29, 2004               THROUGH FEBRUARY 28, 2003 (a)
                                      ----------------------------------    ----------------------------------
CLASS III:                                 SHARES             AMOUNT             SHARES             AMOUNT
                                      ---------------    ---------------    ---------------    ---------------
Shares sold                                55,814,806    $ 1,405,255,000         52,023,171    $ 1,300,562,382
Shares issued to shareholders
   in reinvestment of distributions           871,388         21,843,050             88,709          2,209,747
Shares repurchased                        (32,984,732)      (831,675,998)        (6,260,224)      (156,524,262)
                                      ---------------    ---------------    ---------------    ---------------
Net increase                               23,701,462    $   595,422,052         45,851,656    $ 1,146,247,867
                                      ===============    ===============    ===============    ===============

     (a) The Fund was formed with an initial taxable contribution of securities (including derivative instruments) in-kind, which had a market value of $1,024,462,382 on the date of contribution.

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

     FORWARD CURRENCY CONTRACTS

     SETTLEMENT                                                                   NET UNREALIZED
        DATE          DELIVER            UNITS OF CURRENCY        VALUE            DEPRECIATION
     -----------      -------            -----------------    -------------       --------------
       Sales

      4/13/04         GBP                    36,500,000        $ 67,498,015        $ (1,141,015)
                                                                                   =============

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS

                                                                                       NET UNREALIZED
         NOTIONAL      EXPIRATION                                                        APPRECIATION
          AMOUNT         DATE                         DESCRIPTION                      (DEPRECIATION)
     ---------------- ----------- ---------------------------------------------------- ---------------
     INTEREST RATE SWAPS

      100,000,000 USD   1/18/06   Agreement with Goldman Sachs International dated       $ 1,252,617*
                                  1/16/01 to pay the notional amount multiplied by
                                  5.82% and to receive the notional amount
                                  multiplied by the 3 month Floating Rate LIBOR.

       50,000,000 USD   1/09/08   Agreement with JP Morgan Chase Bank dated 1/07/03         (949,518)
                                  to pay the notional amount multiplied by 3.43375%
                                  and to receive the notional amount multiplied by
                                  the 3 month Floating Rate LIBOR.

       35,000,000 USD   3/04/08   Agreement with JP Morgan Chase Bank dated 2/28/03         (185,595)
                                  to pay the notional amount multiplied by 3.096%
                                  and to receive the notional amount multiplied by
                                  the 3 month Floating Rate LIBOR.

       40,000,000 USD   1/24/11   Agreement with Goldman Sachs International dated          (591,757)*
                                  1/19/01 to pay the notional amount multiplied by
                                  6.0675% and to receive the notional amount
                                  multiplied by the 3 month Floating Rate LIBOR.

       26,700,000 USD   2/24/13   Agreement with JP Morgan Chase Bank dated 12/9/03         (635,897)
                                  to pay the notional amount multiplied by 4.54% and
                                  to receive the notional amount multiplied by the 3
                                  month Floating Rate LIBOR.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS -- CONTINUED

                                                                                       NET UNREALIZED
         NOTIONAL     EXPIRATION                                                        APPRECIATION
          AMOUNT         DATE                         DESCRIPTION                      (DEPRECIATION)
     ---------------- ----------- ---------------------------------------------------- ---------------
     TOTAL RETURN SWAPS

       35,000,000 USD   3/31/04   Agreement with UBS AG dated 12/31/03 to receive         $  372,999
                                  the notional amount multiplied by the return on
                                  the Lehman Brothers AAA CMBS Index and to pay
                                  initial market value multiplied by the 1 month
                                  LIBOR adjusted by a specified spread.

       35,000,000 USD   7/31/04   Agreement with JP Morgan Chase Bank dated 1/21/04          421,740
                                  to receive the notional amount multiplied by the
                                  return on the CMBS Lehman Brothers AAA 8.5yr Index
                                  and to pay initial market value multiplied by the
                                  1 month LIBOR adjusted by a specified spread.
                                                                                          ----------
                                                                                          $ (315,411)
                                                                                          ==========

     * Includes unrealized gain (loss) of $13,421,572 incurred by GMO Alpha LIBOR Fund prior conversion to the Fund on November 27, 2002.

     See Notes to Schedule of Investments for definitions of currency abbreviations.

9.   SUBSEQUENT EVENT

     On January 23, 2004, the trustees of the Trust approved a transaction pursuant to which GMO Alpha LIBOR Fund contributed $214,143,316 in net assets to the Fund in exchange for 8,491,012 shares of the Fund. The transaction, which was structured as a tax-free reorganization, was consummated after the close of business on March 31, 2004 and the shares received by GMO Alpha LIBOR Fund were then distributed to its shareholders.

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO SHORT-DURATION COLLATERAL FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Short-Duration Collateral Fund (the "Fund") (a series of the GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                                                           PRINCIPAL                FUND               OTHER
                                               TERM OF OFFICE(1)         OCCUPATION(S)            COMPLEX          DIRECTORSHIPS
    NAME, ADDRESS,           POSITION(S)         AND LENGTH OF            DURING PAST           OVERSEEN BY           HELD BY
       AND DOB             HELD WITH TRUST        TIME SERVED             FIVE YEARS              TRUSTEE             TRUSTEE
-----------------------   -----------------    -----------------    ----------------------     --------------     ---------------
Jay O. Light              Trustee              Since May 1996       Professor of Business
c/o GMO Trust                                                       Administration and               41                    *(2)
40 Rowes Wharf                                                      Senior Associate Dean,
Boston, MA 02110                                                    Harvard University.
DOB: 10/03/1941

Donald W. Glazer, Esq.    Trustee              Since December       Advisory Counsel,
c/o GMO Trust                                  2000                 Goodwin Procter LLP;             41                None
40 Rowes Wharf                                                      Secretary and
Boston, MA 02110                                                    Consultant, Provant,
DOB:  07/26/1944                                                    Inc. (provider of
                                                                    performance
                                                                    improvement training
                                                                    services and
                                                                    products)(1998 -
                                                                    present); Consultant -
                                                                    Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                                                           PRINCIPAL                FUND               OTHER
                                               TERM OF OFFICE(1)         OCCUPATION(S)            COMPLEX          DIRECTORSHIPS
    NAME, ADDRESS,           POSITION(S)         AND LENGTH OF         DURING PAST FIVE         OVERSEEN BY           HELD BY
       AND DOB             HELD WITH TRUST        TIME SERVED                YEARS                TRUSTEE             TRUSTEE
-----------------------   -----------------    -----------------    ----------------------   ------------------   ---------------
R. Jeremy Grantham(3)     Chairman of the      Since September      Chairman, Grantham,
c/o GMO Trust             Board of Trustees    1985.                Mayo, Van Otterloo &            41                  None
40 Rowes Wharf                                 President from       Co. LLC
Boston, MA 02110                               February 2002 -
DOB:  10/06/1938                               October 2002;
                                               President
                                               Quantitative from
                                               September 1985 -
                                               February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                 TERM OF OFFICE(4)
   NAME, ADDRESS, AND      POSITION(S) HELD        AND LENGTH OF          PRINCIPAL OCCUPATION(S)
          DOB                 WITH TRUST            TIME SERVED            DURING PAST FIVE YEARS
-----------------------   -------------------  ----------------------   -----------------------------
Scott Eston               President and        President and Chief      Chief Financial Officer
c/o GMO Trust             Chief Executive      Executive Officer        (1997 - present), Chief
40 Rowes Wharf            Officer              since October 2002;      Operating Officer (2000 -
Boston, MA 02110                               Vice President from      present) and Member,
DOB: 01/20/1956                                August 1998 -            Grantham, Mayo, Van
                                               October 2002.            Otterloo & Co. LLC.

Susan Randall Harbert     Chief Financial      Chief Financial          Member, Grantham, Mayo, Van
c/o GMO Trust             Officer and          Officer since            Otterloo & Co. LLC.
40 Rowes Wharf            Treasurer            February 2000;
Boston, MA 02110                               Treasurer since
DOB: 04/25/1957                                February 1998.

Brent Arvidson            Assistant            Since September 1998.    Senior Fund Administrator,
c/o GMO Trust             Treasurer                                     Grantham, Mayo, Van
40 Rowes Wharf                                                          Otterloo & Co. LLC.
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.    Vice President       Vice President since     General Counsel, Anti-Money
c/o GMO Trust             and Clerk            February 1997; Clerk     Laundering Reporting
40 Rowes Wharf                                 since March 2001 -       Officer (July 2002 -
Boston, MA 02110                               present and May 1999     February 2003) and Member,
DOB: 07/20/1965                                - August 1999.           Grantham, Mayo, Van
                                                                        Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.  Vice President       Vice President since     Associate General Counsel,
c/o GMO Trust             and Secretary        August 1999;             Grantham, Mayo, Van
40 Rowes Wharf                                 Secretary since          Otterloo & Co. LLC (June
Boston, MA 02110                               March 2001.              1999 - present);
DOB: 02/18/1945                                                         Associate/Junior Partner,
                                                                        Hale and Dorr LLP (1991 - 1999).

Julie Perniola            Vice President       Since February 2003.     Anti-Money Laundering
c/o GMO Trust             and Anti-Money                                Reporting Officer (February
40 Rowes Wharf            Laundering                                    2003 - present) and
Boston, MA 02110          Compliance Officer                            Compliance Officer,
DOB: 10/07/1970                                                         Grantham, Mayo, Van
                                                                        Otterloo & Co. LLC.

William L. Nemerever      Vice President       Vice President since     Member, Grantham, Mayo, Van
c/o GMO Trust                                  February 2004.           Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)


PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the International Quantitative Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Global Hedged Equity Fund returned +3.7% for the fiscal year ended February 29, 2004, as compared to +1.0% for the Citigroup 3-Month Treasury Bill Index. Consistent with the Fund's investment objectives and policies, during the fiscal year the Fund was fully exposed to global equity securities through its investment in underlying GMO mutual funds.

Implementation was negative, as the underlying GMO mutual funds underperformed their respective benchmarks by approximately 0.7%.

Asset allocation added approximately 3.4%. The portfolio's allocation to the GMO International Small Companies Fund and GMO Emerging Markets Fund added value as these funds outperformed the MSCI EAFE Index by 33.0% and 28.5%, respectively. During the period, the position in emerging equities was hedged 50% with S&P 500 futures and 50% with MSCI EAFE futures. Against this blended benchmark, the GMO Emerging Markets Fund added 36.1%.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE

GLOBAL HEDGED EQUITY FUND-III
As Of: 2/29/2004

                  GMO GLOBAL HEDGED EQUITY FUND     CITIGROUP 3 MONTH T-BILL INDEX
   7/29/1994                4,994,000                          5,000,000
   9/30/1994                5,003,990                          5,037,415
  12/31/1994                5,014,550                          5,103,055
   3/31/1995                5,064,845                          5,174,650
   6/30/1995                5,230,825                          5,250,000
   9/30/1995                5,319,075                          5,324,060
  12/31/1995                5,417,295                          5,396,720
   3/31/1996                5,443,020                          5,466,200
   6/30/1996                5,473,890                          5,535,355
   9/30/1996                5,526,945                          5,607,655
  12/31/1996                5,638,925                          5,680,140
   3/31/1997                5,555,075                          5,752,045
   6/30/1997                5,539,355                          5,826,470
   9/30/1997                5,695,615                          5,901,735
  12/31/1997                5,548,795                          5,978,280
   3/31/1998                5,555,115                          6,055,305
   6/30/1998                5,327,600                          6,132,340
   9/30/1998                5,264,400                          6,209,825
  12/31/1998                5,155,975                          6,280,920
   3/31/1999                5,082,605                          6,349,995
   6/30/1999                5,489,480                          6,421,640
   9/30/1999                5,414,200                          6,497,615
  12/31/1999                5,240,865                          6,578,460
   3/31/2000                5,316,420                          6,666,685
   6/30/2000                5,529,350                          6,762,295
   9/30/2000                5,798,595                          6,862,695
  12/31/2000                6,255,880                          6,970,375
   3/31/2001                6,718,435                          7,067,635
   6/30/2001                6,910,335                          7,143,580
   9/30/2001                7,170,235                          7,208,425
  12/31/2001                7,200,730                          7,255,360
   3/31/2002                7,558,330                          7,287,130
   6/30/2002                7,954,650                          7,319,065
   9/30/2002                8,088,765                          7,350,510
  12/31/2002                8,038,470                          7,378,935
   3/31/2003                8,030,090                          7,401,255
   6/30/2003                8,155,820                          7,422,215
   9/30/2003                8,214,495                          7,440,445
  12/31/2003                8,256,405                          7,458,220
   2/29/2004                8,363,705                          7,469,575

Average Annual Returns
Inception                 7/29/1994

1YR            5YR                    10YR(ITD)
        3.49                10.54             5.51

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 12 bp on the purchase and 12 bp on the redemption. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  SHARES /
PAR VALUE ($)   DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
                MUTUAL FUNDS -- 89.5%

                UNITED STATES -- 89.5%
      419,423   GMO Emerging Markets Fund, Class III                                    6,618,501
      456,196   GMO International Growth Fund, Class III                               10,798,156
      548,750   GMO International Intrinsic Value Fund, Class III                      13,345,605
      196,330   GMO International Small Companies Fund, Class III                       3,355,286
      180,145   GMO Real Estate Fund, Class III                                         2,639,124
      102,746   GMO Small Cap Value Fund, Class III                                     1,593,583
    2,111,739   GMO U.S. Core Fund, Class III                                          28,592,950
                                                                                    -------------
                                                                                       66,943,205
                                                                                    -------------

                TOTAL MUTUAL FUNDS (COST $52,945,874)                                  66,943,205
                                                                                    -------------

                COMMON STOCKS -- 0.0%

                ITALY -- 0.0%
       12,500   Grassetto SPA *(a) (b)                                                        155
                                                                                    -------------

                TOTAL COMMON STOCKS (COST $7,040)                                             155
                                                                                    -------------

                SHORT-TERM INVESTMENTS -- 12.4%

                CASH EQUIVALENTS -- 7.3%
    1,800,000   Banc One Corp, 1.01%, due 3/01/04                                       1,800,000
    3,700,000   Dresdner GC Time Deposit, 1.03%, due 03/01/04                           3,700,000
                                                                                    -------------
                                                                                        5,500,000
                                                                                    -------------

               See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  SHARES /
PAR VALUE ($)   DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT -- 5.1%

    3,800,000   U.S. Treasury Bill, 0.88%, due 3/25/04 (c)                              3,797,627
                                                                                    -------------

                TOTAL SHORT-TERM INVESTMENTS (COST $9,297,627)                          9,297,627
                                                                                    -------------

                TOTAL INVESTMENTS -- 101.9%
                (Cost $62,250,541)                                                     76,240,987

                Other Assets and Liabilities (net) -- (1.9%)                           (1,400,439)
                                                                                    -------------

                TOTAL NET ASSETS -- 100.0%                                          $  74,840,548
                                                                                    =============

                NOTES TO SCHEDULE OF INVESTMENTS:

                *   Non-income producing security.
                (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
                (b) Bankrupt issuer.
                (c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 8).

               See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES --  FEBRUARY 29, 2004

ASSETS:
   Investments in unaffiliated issuers, at value (cost $9,304,667) (Note 2)         $     9,297,782
   Investments in affiliated issuers, at value (cost $52,945,874) (Notes 2 and 9)        66,943,205
   Cash                                                                                      97,428
   Foreign currency, at value (cost $551) (Note 2)                                              616
   Receivable for Fund shares sold                                                          298,441
   Interest receivable                                                                          469
   Receivable for open forward foreign currency contracts (Notes 2 and 8)                    78,259
   Receivable for expenses reimbursed by Manager (Note 3)                                    40,436
                                                                                    ---------------

      Total assets                                                                       76,756,636
                                                                                    ---------------

LIABILITIES:
   Payable to affiliate for (Note 3):
      Management fee                                                                         28,193
      Shareholder service fee                                                                 8,458
      Trustees fee                                                                              108
   Payable for open forward foreign currency contracts (Notes 2 and 8)                    1,585,918
   Payable for variation margin on open futures contracts (Notes 2 and 8)                   243,869
   Accrued expenses                                                                          49,542
                                                                                    ---------------

      Total liabilities                                                                   1,916,088
                                                                                    ---------------
NET ASSETS                                                                          $    74,840,548
                                                                                    ===============

NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $    76,927,260
   Distributions in excess of  net investment income                                       (738,822)
   Accumulated net realized loss                                                        (10,552,970)
   Net unrealized appreciation                                                            9,205,080
                                                                                    ---------------
                                                                                    $    74,840,548
                                                                                    ===============
NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                                                 $    74,840,548
                                                                                    ===============

SHARES OUTSTANDING:
   Class III                                                                              7,494,273
                                                                                    ===============

NET ASSET VALUE PER SHARE:
   Class III                                                                        $          9.99
                                                                                    ===============

               See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:

   Dividends from affiliated issuers (Note 9)                                             $       873,566
   Interest                                                                                        61,432
                                                                                          ---------------

         Total income                                                                             934,998
                                                                                          ---------------

EXPENSES:
   Management fee (Note 3)                                                                        235,403
   Shareholder service fee (Note 3) - Class III                                                    70,621
   Custodian fees                                                                                  77,293
   Transfer agent fees                                                                             31,648
   Audit and tax fees                                                                              32,733
   Legal fees                                                                                       1,878
   Trustees fees and related expenses (Note 3)                                                      1,023
   Registration fees                                                                               12,011
   Miscellaneous                                                                                      276
                                                                                          ---------------
      Total expenses                                                                              462,886
   Fees and expenses reimbursed by Manager (Note 3)                                               (78,546)
   Indirectly incurred fees waived or borne by Manager (Note 3)                                  (197,563)
   Shareholder service fee waived (Note 3) - Class III                                            (63,260)
                                                                                          ---------------
      Net expenses                                                                                123,517
                                                                                          ---------------

         Net investment income                                                                    811,481
                                                                                          ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments of affiliated issuers                                                           485,844
      Closed futures contracts                                                                 (7,234,001)
      Foreign currency, forward contracts and foreign currency related transactions            (1,704,779)
                                                                                          ---------------
         Net realized loss                                                                     (8,452,936)
                                                                                          ---------------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                                                              15,127,229
      Open futures contracts                                                                   (4,544,405)
      Foreign currency, forward contracts and foreign currency related transactions            (1,016,089)
                                                                                          ---------------
         Net unrealized gain                                                                    9,566,735
                                                                                          ---------------

      Net realized and unrealized gain                                                          1,113,799
                                                                                          ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $     1,925,280
                                                                                          ===============

               See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED          YEAR ENDED
                                                                   FEBRUARY 29, 2004  FEBRUARY 28, 2003
                                                                   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:

   Net investment income                                            $       811,481    $       335,151
   Net realized gain (loss)                                              (8,452,936)         1,139,754
   Change in net unrealized appreciation (depreciation)                   9,566,735           (449,151)
                                                                    ---------------    ---------------

   Net increase in net assets from operations                             1,925,280          1,025,754
                                                                    ---------------    ---------------

Distributions to shareholders from:
   Net investment income
      Class III                                                                  --           (525,883)
                                                                    ---------------    ---------------

   Net share transactions (Note 7):
      Class III                                                          46,586,103          9,201,261
                                                                    ---------------    ---------------
   Increase in net assets resulting from net share
     transactions                                                        46,586,103          9,201,261
                                                                    ---------------    ---------------

      Total increase in net assets                                       48,511,383          9,701,132

NET ASSETS:
   Beginning of period                                                   26,329,165         16,628,033
                                                                    ---------------    ---------------
   End of period (including distributions in
      excess of net investment income of $738,822
      and accumulated undistributed net investment
      income of $196,741, respectively)                             $    74,840,548    $    26,329,165
                                                                    ===============    ===============

               See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               YEAR ENDED FEBRUARY 28/29,
                                                           -----------------------------------------------------------------
                                                             2004          2003           2002           2001         2000
                                                           --------      --------       --------       --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD                       $   9.63      $   9.23       $   8.73       $   7.72     $   7.59
                                                           --------      --------       --------       --------     --------

Income from investment operations:
   Net investment income (d)                                   0.17(b)       0.20(b)        0.17(b)        0.15         0.16
   Net realized and unrealized gain                            0.19          0.49           0.96           1.68         0.20
                                                           --------      --------       --------       --------     --------

      Total from investment operations                         0.36          0.69           1.13           1.83         0.36
                                                           --------      --------       --------       --------     --------

Less distributions to shareholders:
   From net investment income                                    --         (0.29)         (0.63)         (0.82)       (0.23)
                                                           --------      --------       --------       --------     --------

      Total distributions                                        --         (0.29)         (0.63)         (0.82)       (0.23)
                                                           --------      --------       --------       --------     --------
NET ASSET VALUE, END OF PERIOD                             $   9.99      $   9.63       $   9.23       $   8.73     $   7.72
                                                           ========      ========       ========       ========     ========
TOTAL RETURN (a)                                               3.74%         7.61%         13.32%         24.84%        4.74%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                       $ 74,841      $ 26,329       $ 16,628       $ 56,499     $ 46,718
   Net expenses to average daily net assets (c)                0.26%         0.64%          0.37%          0.25%        0.21%
   Net investment income to average daily net assets (d)       1.72%         2.06%          1.88%          1.80%        1.89%
   Portfolio turnover rate                                       11%          111%            22%            15%          13%
   Fees and expenses reimbursed by the
      Manager to average daily net assets:                     0.72%         0.94%          0.78%          0.64%        0.54%
   Purchase and redemption fees consisted of
      the following per share amounts:                     $   0.01            --             --             --           --

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)  Computed using average shares outstanding throughout the period.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 3.
(d) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.

               See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Global Hedged Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks high total return consistent with minimal exposure to general equity market risk. The Fund will pursue its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust. The Fund's benchmark is the Citigroup (f/k/a Salomon Smith Barney) 3-Month Treasury Bill Index. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION

     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign equity securities held by certain underlying funds in which the Fund invests be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS

     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 8 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 29, 2004.

     FUTURES CONTRACTS

     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 8 for all open futures contracts as of February 29, 2004.

     OPTIONS

     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At February 29, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS

     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, there were no open swap agreements.

     TAXES AND DISTRIBUTIONS

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     February 28, 2003, the tax basis of distributions paid were as follows: ordinary income - $0 and $525,883, respectively.

     At February 29, 2004, the Fund had a capital loss carryforward available to offset future capital gains if any, to the extent permitted by the Code of $1,571,235, $523,745 and $6,598,186 expiring in 2006, 2007 and 2012, respectively. The Fund has elected to defer to March 1, 2004 post-October capital and currency losses of $3,253,391 and $2,236,670, respectively.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net value of the Fund and is primarily attributable to foreign currency transactions and limitations of capital loss carryovers. The financial highlights exclude these adjustments.

          DISTRIBUTIONS IN                ACCUMULATED
           EXCESS OF NET                      NET
         INVESTMENT INCOME               REALIZED LOSS                PAID-IN CAPITAL
      -----------------------        ----------------------        ---------------------
           $ (1,747,044)                  $ 1,747,045                      $ (1)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

     PURCHASES AND REDEMPTIONS OF FUND SHARES

     Effective June 30, 2003, the Fund began to charge purchase and redemption fees on Fund shares. The Fund's purchase premium and redemption fee is approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying funds in which the Fund was invested as of February 29, 2004. The level of purchase premium and redemption fee for the Fund will be adjusted

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     approximately annually to account for changes in the Fund's investments (i.e. changes in the percentage of Fund assets allocated to each underlying fund). The premiums on cash purchases and fees on redemption of Fund shares is 0.12% of the amount invested or redeemed. The redemption fee is only applicable to shares purchased on or after June 30, 2003 and is subject to adjustment based upon purchase premiums and redemption fees of the underlying Funds in which it invests and the estimated transaction costs of investing directly in securities. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the year ended February 29, 2004, the Fund received $50,819 in purchase premiums and $0 in redemption fees, respectively. There is no premium for reinvested distributions.

     INVESTMENT RISK

     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund will invest in Class III shares of each underlying fund being offered. Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of the underlying funds. For the year ended February 29, 2004, shareholder service fees incurred indirectly by the Fund were .134% of the Fund's average daily net assets.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, custody fees, and the following expenses: fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "fund expenses")) plus the amount of fees and expenses, excluding shareholder service fees and fund expenses (as defined above), incurred

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     indirectly by the Fund through investment in the underlying funds, exceed .50% of the Fund's average daily net assets. Because GMO will not reimburse expenses incurred indirectly by the Fund to the extent they exceed .50% of the Fund's average daily net assets, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses (as defined above)) and investment-related expenses incurred indirectly by the Fund through its investment in the underlying funds may exceed .50% of the Fund's average daily net assets.

     For the year ended February 29, 2004, indirect operating expenses (excluding shareholder service fees) and indirect investment-related expenses (including but not limited to, interest expense, foreign audit expense, and investment-related legal expense) incurred by the Fund were .438% and less than .001% of the Fund's average daily net assets, respectively.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $684. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the February 29, 2004 aggregated $32,323,566 and $4,600,000, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                             GROSS UNREALIZED     GROSS UNREALIZED      NET UNREALIZED
       AGGREGATE COST          APPRECIATION         DEPRECIATION         APPRECIATION
      -----------------      -----------------    -----------------     --------------
        $ 62,949,935           $ 13,297,937           $ (6,885)          $ 13,291,052

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 80.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund. One of the shareholders is another Fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, 2.12% of the Fund was held by five related parties.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                 YEAR ENDED                      YEAR ENDED
                                             FEBRUARY 29, 2004               FEBRUARY 28, 2003
                                        ----------------------------    ----------------------------
     CLASS III:                            SHARES          AMOUNT          SHARES          AMOUNT
                                        ------------    ------------    ------------    ------------
     Shares sold                           6,051,869    $ 59,137,977       2,164,937    $ 20,773,802
     Shares issued to shareholders in
        reinvestment of distributions             --              --          54,717         509,414
     Shares repurchased                   (1,291,067)    (12,551,874)     (1,287,322)    (12,081,955)
                                        ------------    ------------    ------------    ------------
     Net increase                          4,760,802    $ 46,586,103         932,332    $  9,201,261
                                        ============    ============    ============    ============

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

     FUTURES CONTRACTS

                                                                                    NET UNREALIZED
     NUMBER OF                                                                       APPRECIATION
     CONTRACTS             TYPE             EXPIRATION DATE       CONTRACT VALUE     (DEPRECIATION)
    ------------     ------------------    -----------------     ----------------    --------------
       Sales
         81          CAC40                    March 2004          $  3,755,475       $     (8,566)
         21          DAX                      March 2004             2,626,536            (92,530)
        118          FTSE 100                 March 2004             9,806,121           (309,517)
          7          HANG SENG                March 2004               624,562            (10,306)
         13          IBEX 35                  March 2004             1,333,470             (7,031)
          9          MIB30                    March 2004             1,567,116            (36,578)
         86          OMX                      March 2004               807,389             (7,847)
         29          SPI 200                  March 2004             1,880,615            (68,367)
        126          S&P 500                  March 2004            36,054,900         (2,092,980)
         83          TSE TOPIX                March 2004             8,238,468           (644,050)
                                                                                     ------------
                                                                                     $ (3,277,772)
                                                                                     ============

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     At February 29, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

     FORWARD CURRENCY CONTRACTS

                                                                                 NET UNREALIZED
     SETTLEMENT                                                                   APPRECIATION
        DATE             DELIVER          UNITS OF CURRENCY         VALUE         (DEPRECIATION)
     ------------      -----------       -------------------    ------------    ----------------
        Sales

       5/28/04         AUD                    1,946,705         $ 1,485,769       $       2,517
       3/26/04         CHF                    2,611,558           2,057,462             (92,025)
       5/28/04         CHF                      208,403             164,429               4,353
       3/26/04         DKK                    1,210,748             201,718              (8,103)
       3/26/04         EUR                    7,912,694           9,824,778            (637,121)
       5/28/04         EUR                      233,191             289,054               8,188
       3/26/04         GBP                    4,013,391           7,432,721            (800,786)
       5/28/04         GBP                       63,294             116,583               1,745
       5/28/04         HKD                    3,641,093             468,837                 521
       4/28/04         JPY                   34,600,000             317,275             (14,444)
       5/28/04         JPY                  692,824,513           6,358,596              60,524
       3/26/04         NOK                      790,000             112,164              (1,095)
       3/26/04         SEK                    5,145,568             690,506             (29,703)
       4/28/04         SGD                      175,000             102,870              (2,641)
       5/28/04         SGD                      172,505             101,440                 411
                                                                                  -------------
                                                                                  $  (1,507,659)
                                                                                  =============

     CURRENCY ABBREVIATIONS:

        AUD    Australian Dollar
        CHF    Swiss Franc
        DKK    Danish Krona
        EUR    Euro
        GBP    British Pound
        HKD    Hong Kong Dollar
        JPY    Japanese Yen
        NOK    Norwegian Krone
        SEK    Swedish Krona
        SGD    Singapore Dollar

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

9.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the year ended February 29, 2004, is set forth below:

                                     VALUE,
                                     BEGINNING                     SALES          DIVIDEND       VALUE, END
     AFFILIATE                       OF PERIOD      PURCHASES      PROCEEDS       INCOME         OF PERIOD
     -----------------------------   ------------   ------------   ------------   ------------   ------------
     GMO EMERGING MARKETS FUND,
     CLASS III                       $  2,539,110   $  1,491,416   $         --   $     91,416   $  6,618,501
     GMO INTERNATIONAL GROWTH
     FUND, CLASS III                    2,902,728      5,842,290             --         92,290     10,798,156
     GMO INTERNATIONAL INTRINSIC
     VALUE FUND, CLASS IV               5,245,878      6,065,216      1,500,000        290,216     13,345,605
     GMO INTERNATIONAL SMALL
     COMPANIES FUND, CLASS III          1,342,847        798,786             --         98,786      3,355,286
     GMO REAL ESTATE FUND, CLASS
     III                                1,239,399      1,675,268      1,000,000         75,268      2,639,124
     GMO SMALL CAP VALUE FUND,
     CLASS III                            623,679        520,377             --         20,377      1,593,583
     GMO U.S. CORE FUND, CLASS III      9,712,943     15,930,213      2,100,000        205,213     28,592,950
                                     ------------   ------------   ------------   ------------   ------------
     TOTALS                          $ 23,606,584   $ 32,323,566   $  4,600,000   $    873,566   $ 66,943,205
                                     ============   ============   ============   ============   ============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO GLOBAL HEDGED EQUITY FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Global Hedged Equity Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                               PRINCIPAL               FUND            OTHER
                                    TERM OF OFFICE(1)        OCCUPATION(S)            COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)      AND LENGTH OF           DURING PAST           OVERSEEN BY       HELD BY
     AND DOB       HELD WITH TRUST     TIME SERVED            FIVE YEARS              TRUSTEE         TRUSTEE
----------------   ---------------  -----------------   ------------------------   -------------   -------------
Jay O. Light       Trustee          Since May 1996      Professor of Business
c/o GMO Trust                                           Administration and              41             *(2)
40 Rowes Wharf                                          Senior Associate Dean,
Boston, MA 02110                                        Harvard University.
DOB: 10/03/1941

Donald W.          Trustee          Since
Glazer, Esq.                        December 2000       Advisory Counsel,               41             None
c/o GMO Trust                                           Goodwin Procter LLP;
40 Rowes Wharf                                          Secretary and
Boston, MA 02110                                        Consultant, Provant,
DOB: 07/26/1944                                         Inc. (provider of
                                                        performance improvement
                                                        training services and
                                                        products) (1998 -
                                                        present); Consultant -
                                                        Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                               PRINCIPAL               FUND            OTHER
                                    TERM OF OFFICE(1)        OCCUPATION(S)            COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)      AND LENGTH OF        DURING PAST FIVE         OVERSEEN BY       HELD BY
     AND DOB       HELD WITH TRUST     TIME SERVED              YEARS                 TRUSTEE         TRUSTEE
----------------   ---------------  -----------------   ------------------------   -------------   -------------
R. Jeremy          Chairman of      Since September     Chairman,
Grantham(3)        the Board of     1985.               Grantham,                       41             None
c/o GMO Trust      Trustees         President from      Mayo, Van
40 Rowes Wharf                      February 2002 -     Otterloo & Co.
Boston, MA 02110                    October 2002;       LLC
DOB: 10/06/1938                     President
                                    Quantitative from
                                    September 1985 -
                                    February 2002.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                     TERM OF OFFICE(4)
NAME, ADDRESS, AND            POSITION(S) HELD         AND LENGTH OF          PRINCIPAL OCCUPATION(S)
      DOB                        WITH TRUST             TIME SERVED           DURING PAST FIVE YEARS
-----------------------      -------------------   ----------------------   -----------------------------
Scott Eston                  President and         President and Chief      Chief Financial Officer
c/o GMO Trust                Chief Executive       Executive Officer        (1997-present), Chief
40 Rowes Wharf               Officer               since October 2002;      Operating Officer (2000 -
Boston, MA 02110                                   Vice President from      present) and Member,
DOB: 01/20/1956                                    August 1998 -            Grantham, Mayo, Van
                                                   October 2002.            Otterloo & Co. LLC.

Susan Randall Harbert        Chief Financial       Chief Financial          Member, Grantham, Mayo, Van
c/o GMO Trust                Officer and           Officer since            Otterloo & Co. LLC.
40 Rowes Wharf               Treasurer             February 2000;
Boston, MA 02110                                   Treasurer since
DOB: 04/25/1957                                    February 1998.

Brent Arvidson               Assistant             Since September 1998.    Senior Fund Administrator,
c/o GMO Trust                Treasurer                                      Grantham, Mayo, Van
40 Rowes Wharf                                                              Otterloo & Co. LLC.
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.       Vice President        Vice President since     General Counsel, Anti-Money
c/o GMO Trust                and Clerk             February 1997; Clerk     Laundering Reporting
40 Rowes Wharf                                     since March 2001 -       Officer (July 2002 -
Boston, MA 02110                                   present and May 1999     February 2003) and Member,
DOB: 07/20/1965                                    - August 1999.           Grantham, Mayo, Van
                                                                            Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.     Vice President        Vice President since     Associate General Counsel,
c/o GMO Trust                and Secretary         August 1999;             Grantham, Mayo, Van
40 Rowes Wharf                                     Secretary since          Otterloo & Co. LLC (June
Boston, MA 02110                                   March 2001.              1999 - present);
DOB: 02/18/1945                                                             Associate/Junior Partner,
                                                                            Hale and Dorr LLP (1991 -
                                                                            1999).

Julie Perniola               Vice President        Since February 2003.     Anti-Money Laundering
c/o GMO Trust                and Anti-Money                                 Reporting Officer (February
40 Rowes Wharf               Laundering                                     2003 - present) and
Boston, MA 02110             Compliance Officer                             Compliance Officer,
DOB: 10/07/1970                                                             Grantham, Mayo, Van
                                                                            Otterloo & Co. LLC.

William L. Nemerever         Vice President        Vice President since     Member, Grantham, Mayo, Van
c/o GMO Trust                                      February 2004.           Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGEMENT

Day-to-day management of the Fund's portfolio is the responsibility of the Fixed Income Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Inflation Indexed Bond Fund returned +7.5% for the fiscal year ended February 29, 2004, as compared to +7.3% for the Lehman Brothers U.S. Treasury Inflation Notes Index.

The Fund outperformed the benchmark by 0.2% during the fiscal year. All of the value added is attributed to curve positioning and issue selection.

Real (inflation-adjusted) yields on Treasury Inflation-Protected Securities
(TIPS) currently are 1.53%. In addition to inflation-indexed bonds issued by the U.S. Treasury Department, the Fund holds inflation-indexed bonds issued by various U.S. Government agencies. While the Fund is permitted to own securities of foreign countries that are not in the benchmark, currently the portfolio is entirely invested in the United States. In addition, the Fund maintains an interest rate exposure quite similar to that of its benchmark. At fiscal year end, approximately 97% of the portfolio was AAA-rated and the remaining 3% A-rated.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

INFLATION INDEXED BOND FUND-III
As Of: 2/29/2004

                  GMO INFLATION INDEXED BOND FUND      LEHMAN BROTHERS U.S. TREASURY INFLATION NOTES INDEX
   3/31/1997                 5,000,000                                      5,000,000
   6/30/1997                 5,045,000                                      5,041,480
   9/30/1997                 5,125,000                                      5,114,850
  12/31/1997                 5,167,995                                      5,174,620
   3/31/1998                 5,183,500                                      5,192,695
   6/30/1998                 5,250,685                                      5,262,005
   9/30/1998                 5,374,715                                      5,405,165
  12/31/1998                 5,383,300                                      5,378,845
   3/31/1999                 5,427,110                                      5,402,675
   6/30/1999                 5,503,780                                      5,479,410
   9/30/1999                 5,518,595                                      5,507,840
  12/31/1999                 5,528,755                                      5,507,725
   3/31/2000                 5,753,595                                      5,745,360
   6/30/2000                 5,874,665                                      5,880,075
   9/30/2000                 6,016,760                                      6,005,825
  12/31/2000                 6,265,450                                      6,233,340
   3/31/2001                 6,585,495                                      6,532,675
   6/30/2001                 6,714,745                                      6,639,055
   9/30/2001                 6,861,405                                      6,798,730
  12/31/2001                 6,803,810                                      6,725,555
   3/31/2002                 6,880,615                                      6,825,470
   6/30/2002                 7,271,050                                      7,223,895
   9/30/2002                 7,834,300                                      7,798,220
  12/31/2002                 7,769,590                                      7,839,785
   3/31/2003                 7,941,790                                      8,061,810
   6/30/2003                 8,244,860                                      8,336,550
   9/30/2003                 8,267,600                                      8,361,895
  12/31/2003                 8,392,790                                      8,498,250
   2/29/2004                 8,681,700                                      8,794,280

Average Annual Returns
Inception                   3/31/1997

1YR           5YR             10YR(ITD)
7.54          9.92              8.3

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

 PAR VALUE ($)    DESCRIPTION                                                                     VALUE ($)
-------------------------------------------------------------------------------------------------------------
                  DEBT OBLIGATIONS -- 85.1%

                  UNITED STATES -- 85.1%

                  CORPORATE DEBT -- 3.8%
      6,850,000   JP Morgan & Co. Series MTNA,
                  Variable Rate, CPI + 4.00%, 4.44%, due 02/15/12                                   7,754,200
      8,000,000   Merrill Lynch & Co., Series CPI, Indexed Interest, 3.04%, due 03/02/09            8,065,256
                                                                                               --------------
                                                                                                   15,819,456
                                                                                               --------------
                  U.S. GOVERNMENT -- 76.8%
     40,195,737   U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29                        54,735,291
     59,202,740   U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28                        77,028,317
     19,062,720   U.S. Treasury Inflation Indexed Bond, 3.50%, due 01/15/11                        22,109,778
     57,407,840   U.S. Treasury Inflation Indexed Bond, 3.00%, due 07/15/12                        64,754,252
     18,064,260   U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/13 (a)                    18,625,947
        651,868   U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09                           754,639
     56,019,172   U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (b)                    63,231,640
     15,570,750   U.S. Treasury Inflation Indexed Note, 3.38%, due 01/15/12                        18,013,411
                                                                                               --------------

                                                                                                  319,253,275
                                                                                               --------------
                  U.S. GOVERNMENT AGENCY -- 4.5%
     16,869,010   Tennessee Valley Authority (Indexed Principal), 3.38%, due 01/15/07              18,419,060
                                                                                               --------------

                  Total United States                                                             353,491,791
                                                                                               --------------

                  TOTAL DEBT OBLIGATIONS (COST $325,076,053)                                      353,491,791
                                                                                               --------------

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES       DESCRIPTION                                                                     VALUE ($)
-------------------------------------------------------------------------------------------------------------
                  MUTUAL FUNDS -- 17.3%

        478,077   GMO Alpha LIBOR Fund                                                             11,526,447
      1,918,079   GMO Short-Duration Collateral Fund                                               48,297,232
     12,095,422   Merrimac Cash Fund                                                               12,095,422
                                                                                               --------------

                  TOTAL MUTUAL FUNDS (COST $72,373,231)                                            71,919,101
                                                                                               --------------

                  TOTAL INVESTMENTS -- 102.4%
                  (Cost $397,449,284)                                                             425,410,892
                  Other Assets and Liabilities (net) -- (2.4%)                                     (9,797,079)
                                                                                               --------------

                  TOTAL NET ASSETS -- 100.0%                                                   $  415,613,813
                                                                                               ==============

                  NOTES TO SCHEDULE OF INVESTMENTS:

                  CPI - Consumer Price Index
                  Variable rates - The rates shown on variable rate notes are the current interest rates at February 29, 2004, which are subject to change based on the terms of the security.

                  (a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 8).
                  (b) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 8).

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments in unaffiliated issuers, at value (cost $337,171,475) (Note 2)       $   365,587,213
  Investments in affiliated issuers, at value (cost $60,277,809) (Notes 2 and 9)        59,823,679
  Receivable for investments sold                                                        8,434,005
  Receivable for Fund shares sold                                                          373,222
  Interest receivable                                                                    2,177,630
  Receivable for expenses reimbursed by Manager (Note 3)                                    48,713
                                                                                   ---------------

    Total assets                                                                       436,444,462
                                                                                   ---------------

LIABILITIES:
  Payable for investments purchased                                                      9,000,000
  Payable for Fund shares repurchased                                                   10,354,650
  Payable to affiliate for (Note 3):
    Management fee                                                                          32,811
    Shareholder service fee                                                                 49,217
    Trustees fee                                                                               712
  Payable for variation margin on open futures contracts (Notes 2 and 8)                    38,497
  Payable for reverse repurchase agreements (Notes 2 and 8)                              1,261,029
  Accrued expenses and other liabilities                                                    93,733
                                                                                   ---------------

    Total liabilities                                                                   20,830,649
                                                                                   ---------------
NET ASSETS                                                                         $   415,613,813
                                                                                   ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                  $   374,990,209
  Distributions in excess of net investment income                                          (5,198)
  Accumulated net realized gain                                                         12,671,663
  Net unrealized appreciation                                                           27,957,139
                                                                                   ---------------
                                                                                   $   415,613,813
                                                                                   ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                 $   415,613,813
                                                                                   ===============

SHARES OUTSTANDING:
  Class III                                                                             34,578,843
                                                                                   ===============

NET ASSET VALUE PER SHARE:
  Class III                                                                        $         12.02
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Interest                                                                         $    13,020,659
  Dividends from affiliated issuers (Note 9)                                               688,951
                                                                                   ---------------

    Total income                                                                        13,709,610
                                                                                   ---------------

EXPENSES:
  Management fee (Note 3)                                                                  354,147
  Shareholder service fee (Note 3) - Class III                                             531,220
  Custodian and transfer agent fees                                                        130,846
  Audit and tax fees                                                                        39,602
  Legal fees                                                                                21,059
  Trustees fees and related expenses (Note 3)                                                7,024
  Registration fees                                                                         35,025
  Interest expense (Notes 2 and 8)                                                         459,116
  Miscellaneous                                                                              2,392
                                                                                   ---------------
      Total expenses                                                                     1,580,431
  Fees and expenses reimbursed by Manager (Note 3)                                        (225,747)
                                                                                   ---------------
    Net expenses                                                                         1,354,684
                                                                                   ---------------

      Net investment income                                                             12,354,926
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments in affiliated issuers                                                       22,807
    Investments in unaffiliated issuers                                                 15,622,829
    Closed futures contracts                                                                66,889
                                                                                   ---------------

      Net realized gain                                                                 15,712,525
                                                                                   ---------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                          3,041,923
    Open futures contracts                                                                  (4,469)
                                                                                   ---------------

      Net unrealized gain                                                                3,037,454
                                                                                   ---------------

    Net realized and unrealized gain                                                    18,749,979
                                                                                   ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    31,104,905
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEAR ENDED          YEAR ENDED
                                                                                  FEBRUARY 29, 2004   FEBRUARY 28, 2003
                                                                                  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                           $      12,354,926   $      10,982,560
  Net realized gain                                                                      15,712,525           6,332,369
  Change in net unrealized appreciation (depreciation)                                    3,037,454          21,696,687
                                                                                  -----------------   -----------------

  Net increase in net assets from operations                                             31,104,905          39,011,616
                                                                                  -----------------   -----------------

Distributions to shareholders from:
  Net investment income
    Class III                                                                           (13,030,089)        (12,116,397)
                                                                                  -----------------   -----------------
  Net realized gains
    Class III                                                                            (6,880,959)         (6,220,182)
                                                                                  -----------------   -----------------

                                                                                        (19,911,048)        (18,336,579)
                                                                                  -----------------   -----------------
  Net share transactions (Note 7):
    Class III                                                                           126,332,193         108,138,941
                                                                                  -----------------   -----------------
  Increase in net assets resulting from net share transactions                          126,332,193         108,138,941
                                                                                  -----------------   -----------------

    Total increase in net assets                                                        137,526,050         128,813,978

NET ASSETS:
  Beginning of period                                                                   278,087,763         149,273,785
                                                                                  -----------------   -----------------
  End of period (including distributions in excess of net investment income of $5,198 and accumulated undistributed net investment income
    of $670,597, respectively)                                                    $     415,613,813   $     278,087,763
                                                                                  =================   =================

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CASH FLOWS FOR THE YEAR ENDED FEBRUARY 29, 2004

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net investment income                                                            $    12,354,926
  Net accretion                                                                         (1,933,440)
                                                                                   ---------------
                                                                                        10,421,486
                                                                                   ---------------

  Investments purchased                                                               (283,933,301)
  Investments sold                                                                     221,733,625
  Short Term investments, net                                                          (12,095,422)
                                                                                   ---------------
                                                                                       (74,295,098)
                                                                                   ---------------

CHANGES IN ASSETS AND LIABILITIES:
  (Increase) decrease in interest receivable                                              (351,255)
  (Increase) decrease in receivable for fund shares sold                                  (273,222)
  (Increase) decrease in receivable for securities sold                                 (8,434,005)
  (Increase) decrease in receivable for expenses reimbursed by Manager                     (30,653)
  Increase (decrease) in payable for Fund shares repurchased                            (3,119,056)
  Increase (decrease) in payable for securities purchased                                2,629,800
  Increase (decrease) in payable to affiliate for:
    Management fee                                                                          11,714
    Shareholder service fee                                                                 17,571
    Trustees fee                                                                               176
  Increase (decrease) in payable for variation margin on open futures contracts             38,497
  Increase (decrease) in accrued expenses and other liabilities                             34,950
  Net realized and unrealized gain on futures contracts                                     62,420
                                                                                   ---------------

  NET CASH USED FOR OPERATING ACTIVITIES                                               (73,286,675)
                                                                                   ---------------

CASH FLOWS FROM FINANCING ACTIVITES*
  Proceeds from shares sold                                                            297,845,772
  Shares redeemed                                                                     (189,355,368)
  Cash Distributions paid                                                               (2,069,259)
  Increase (decrease) in payable for reverse repurchase agreements                     (33,358,099)
                                                                                   ---------------
  NET CASH PROVIDED (USED IN) FINANCING ACTIVITIES                                      73,063,046
                                                                                   ---------------

NET DECREASE IN CASH                                                                      (223,629)
Cash and cash equivalents, beginning of period                                             223,629
                                                                                   ---------------
Cash and cash equivalents, end of period                                                        --
                                                                                   ---------------

*SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Reinvestment of dividends and distributions                                        $    17,841,789

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           YEAR ENDED FEBRUARY 28/29,
                                                         --------------------------------------------------------------
                                                            2004         2003         2002        2001(c)       2000
                                                         ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    11.72   $    10.81   $    10.64   $     9.72   $     9.88
                                                         ----------   ----------   ----------   ----------   ----------

Income from investment operations:
  Net investment income                                        0.30         0.51         0.30         0.71+        0.65+
  Net realized and unrealized gain (loss)                      0.56         1.25         0.29         0.90        (0.30)
                                                         ----------   ----------   ----------   ----------   ----------

    Total from investment operations                           0.86         1.76         0.59         1.61         0.35
                                                         ----------   ----------   ----------   ----------   ----------

Less distributions to shareholders:
  From net investment income                                  (0.33)       (0.56)       (0.37)       (0.69)       (0.51)
  From net realized gains                                     (0.23)       (0.29)       (0.05)          --           --
                                                         ----------   ----------   ----------   ----------   ----------

    Total distributions                                       (0.56)       (0.85)       (0.42)       (0.69)       (0.51)
                                                         ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                           $    12.02   $    11.72   $    10.81   $    10.64   $     9.72
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                               7.54%       16.67%        5.66%       16.86%        3.57%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                      $  415,614   $  278,088   $  149,274   $   65,887   $   51,951
  Net operating expenses to average daily net assets           0.25%        0.25%        0.25%        0.25%        0.25%
  Interest expense to average daily net assets(b)              0.13%        0.15%        0.17%        0.37%        0.45%
  Total net expenses to average daily net assets(d)            0.38%        0.40%        0.42%        0.62%        0.70%
  Net investment income to average daily net assets            3.49%        4.55%        4.15%        6.87%        6.49%
  Portfolio turnover rate                                        57%          75%          40%          32%         112%
  Fees and expenses reimbursed by the
    Manager to average daily net assets:                       0.06%        0.06%        0.09%        0.11%        0.13%

+    Computed using average shares outstanding throughout the period.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.001, increase net realized and unrealized gains and losses per share by $0.001 and decrease the ratio of net investment income to average net assets from 6.88% to 6.87%. Per share and ratios/ supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(d) Net expenses exclude expenses incurred indirectly through investment in GMO Alpha LIBOR Fund and GMO Short-Duration Collateral Fund.

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Inflation Indexed Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in government bonds that are indexed or otherwise "linked" to general measures of inflation in the country of issue ("inflation indexed bonds"). The Fund's benchmark is the Lehman Brothers U.S. Treasury Inflation Notes Index.

     Inflation indexed securities issued by the U.S. Treasury are fixed income securities whose principal value is periodically adjusted according to the rate of U.S. inflation. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable local inflation index.

     At February 29, 2004, 2.8% of the Fund was invested in the GMO Alpha LIBOR Fund and 11.6% of the Fund was invested in the GMO Short-Duration Collateral Fund, separate funds of GMO Trust managed by GMO. Shares of the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase. The financial statements of the GMO Alpha LIBOR fund and the GMO Short-Duration Collateral Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 29, 2004, the total value of these securities represented 2.6% of net assets.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. At February 29, 2004, the Fund held no open forward currency contracts.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 8 for all open futures contracts as of February 29, 2004.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return and forward swap spread lock swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. At February 29, 2004, the Fund held no open swap agreements.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. At February 29, 2004, the Fund held no open repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. At February 29, 2004, the Fund had entered into reverse repurchase agreements having a market value plus accrued interest of

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     $1,261,029, collateralized by securities with a market value of $1,286,250. See Note 8 for a summary of open reverse repurchase agreements as of February 29, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund had no securities on loan.

     STATEMENT OF CASH FLOWS
     The cash amounts shown in the Statement of Cash Flows are the amounts reported as cash in the Fund's Statement of Assets and Liabilities and represent cash on hand at its custodian at February 29, 2004.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. For the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid was as follows: ordinary income -- $14,694,499 and $14,060,204, respectively and long-term capital gains -- $5,216,549 and $4,276,375, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $2,426,116 and $10,289,812 of undistributed ordinary income and undistributed long-term capital gains, respectively.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                 DISTRIBUTIONS               ACCUMULATED
               IN EXCESS OF NET                  NET
               INVESTMENT INCOME            REALIZED GAIN
              -------------------          ---------------
                  $   (632)                    $  632

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .10% of average daily net assets.

     The Fund incurs fees and expenses indirectly as a shareholder in GMO Alpha LIBOR Fund and GMO Short-Duration Collateral Fund. For the year ended February 29, 2004, indirect operating expenses (excluding investment-related expenses) were .001% of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .004% of the Fund's average daily net assets.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $4,428. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, a significant portion of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     For the year ended February 29, 2004, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                       PURCHASES              SALES
                                                     --------------      --------------
     U.S. Government securities                      $  261,544,350      $  216,733,625
     Investments (non-U.S. Government securities)        22,388,951           5,000,000

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                          GROSS UNREALIZED      GROSS UNREALIZED      NET UNREALIZED
      AGGREGATE COST        APPRECIATION          DEPRECIATION         APPRECIATION
     ---------------     ------------------    ------------------    ---------------
     $ 397,470,733         $  28,657,161         $   (717,002)         $ 27,940,159

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDER

     At February 29, 2004, 43.3% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, 3.05% of the Fund was held by twenty-four related parties.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                      YEAR ENDED                       YEAR ENDED
                                                  FEBRUARY 29, 2004                FEBRUARY 28, 2003
                                            -----------------------------     ----------------------------
     CLASS III:                                SHARES          AMOUNT           SHARES           AMOUNT
                                            -----------     -------------     ----------     -------------
     Shares sold                             25,469,289     $ 297,845,772     15,785,072     $ 177,127,387
     Shares issued to shareholders
       in reinvestment of distributions       1,536,240        17,841,789      1,440,111        16,057,246
     Shares repurchased                     (16,146,233)     (189,355,368)    (7,316,454)      (85,045,692)
                                            -----------     -------------     ----------     -------------
     Net increase                            10,859,296     $ 126,332,193      9,908,729     $ 108,138,941
                                            ===========     =============     ==========     =============

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

     FUTURES CONTRACTS

                                                                               NET UNREALIZED
      NUMBER OF                                                   CONTRACT      APPRECIATION
      CONTRACTS             TYPE              EXPIRATION DATE      VALUE       (DEPRECIATION)
     ----------   -------------------------   ---------------   ------------   --------------
        Buys

        156       U.S. Treasury Note 10 Yr.      June 2004      $ 17,764,500   $       67,353
        263       U.S. Treasury Note 5 Yr.       June 2004        29,562,844           29,308
                                                                               --------------
                                                                               $       96,661
                                                                               ==============
       Sales

        183       U.S. Long Bond                 June 2004      $ 20,576,062   $     (101,130)
                                                                               ==============

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     REVERSE REPURCHASE AGREEMENT


      FACE VALUE                             DESCRIPTION                            MARKET VALUE
     ------------    -----------------------------------------------------------    ------------
     $  1,261,029    Barclays Bank, 1.02%, dated 2/25/04, due 3/5/04, to be
                       repurchased on demand by Barclays Bank, at face value,
                       plus accrued interest.                                       $  1,261,029
                                                                                    ============

     Average balance outstanding                                                    $ 41,733,526
     Average interest rate                                                                  1.08%
     Maximum balance outstanding                                                    $ 58,009,719
     Average shares outstanding                                                       30,204,647
     Average balance per share outstanding                                          $       1.38

     Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

9.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the year ended February 29, 2004, is set forth below:

                                      VALUE,
                                     BEGINNING                       SALES         DIVIDEND      VALUE, END
     AFFILIATE                       OF PERIOD       PURCHASES      PROCEEDS        INCOME       OF PERIOD
     -------------------------------------------------------------------------------------------------------
     GMO Alpha LIBOR Fund          $  11,339,997   $         --   $         --   $        --   $  11,526,447
     GMO Short-Duration
     Collateral Fund                  38,641,966     14,388,951      5,000,000       688,951      48,297,232
                                   -------------   ------------   ------------   -----------   -------------
     Totals                        $  49,981,963   $ 14,388,951   $  5,000,000   $   688,951   $  59,823,679
                                   =============   ============   ============   ===========   =============

10.  SUBSEQUENT EVENT

     On January 23, 2004, the trustees of the Trust approved a transaction pursuant to which GMO Alpha LIBOR Fund (ALF) contributed its net assets, other than its interest in GMO SPV I, LLC, its claims resulting from its holdings of the NPF Securities, and a fixed amount of cash, such contribution representing 94.14% of ALF's assets, to GMO Short-Duration Collateral Fund (SDCF) in exchange for SDCF shares. The transaction, which was structured as a tax-free reorganization, was consummated after the close of business on March 31, 2004 and the shares received by GMO Alpha LIBOR Fund were then distributed to its shareholders, including the Fund. After distribution of the SDCF shares, GMO Alpha LIBOR Fund changed its name to GMO Special Purpose Holding Fund and elected partnership status for Federal income tax purposes.

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO INFLATION INDEXED BOND FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of GMO Inflation Indexed Bond Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets, its cash flows and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions to shareholders included:
     $1,664,410 from short-term capital gains,
     $5,216,549 from long-term capital gains, of which $2,269,659 was subject to the 15% rate gains category, and $2,946,890 to the 20% rate gains category.

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                                                             PRINCIPAL           FUND            OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)        COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)       AND LENGTH OF        DURING PAST       OVERSEEN BY       HELD BY
     AND DOB       HELD WITH TRUST      TIME SERVED         FIVE YEARS          TRUSTEE         TRUSTEE
----------------   ---------------   -----------------   -----------------   -------------   -------------
Jay O. Light       Trustee           Since May 1996      Professor of
c/o GMO Trust                                            Business                 41             *(2)
40 Rowes Wharf                                           Administration
Boston, MA 02110                                         and Senior
DOB: 10/03/1941                                          Associate Dean,
                                                         Harvard
                                                         University.

Donald W.          Trustee           Since               Advisory
Glazer, Esq.                         December 2000       Counsel, Goodwin         41             None
c/o GMO Trust                                            Procter LLP;
40 Rowes Wharf                                           Secretary and
Boston, MA 02110                                         Consultant,
DOB: 07/26/1944                                          Provant, Inc.
                                                         (provider of
                                                         performance
                                                         improvement
                                                         training services
                                                         and products)
                                                         (1998 - present);
                                                         Consultant -
                                                         Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                               NUMBER OF
                                                                             PORTFOLIOS IN
                                                             PRINCIPAL           FUND            OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)        COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)       AND LENGTH OF        DURING PAST       OVERSEEN BY       HELD BY
     AND DOB       HELD WITH TRUST      TIME SERVED         FIVE YEARS          TRUSTEE         TRUSTEE
----------------   ---------------   -----------------   -----------------   -------------   -------------
R. Jeremy          Chairman of       Since September     Chairman,
Grantham(3)        the Board of      1985.               Grantham,                41             None
c/o GMO Trust      Trustees          President from      Mayo, Van
40 Rowes Wharf                       February 2002 -     Otterloo & Co.
Boston, MA 02110                     October 2002;       LLC
DOB:  10/06/1938                     President
                                     Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                     TERM OF OFFICE(4)
                             POSITION(S) HELD          AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND DOB          WITH TRUST              TIME SERVED            DURING PAST FIVE YEARS
------------------------   --------------------   ----------------------    -----------------------------
Scott Eston                President and Chief    President and Chief       Chief Financial Officer
c/o GMO Trust              Executive Officer      Executive Officer         (1997-present), Chief
40 Rowes Wharf                                    since October 2002;       Operating Officer (2000 -
Boston, MA 02110                                  Vice President from       present) and Member,
DOB: 01/20/1956                                   August 1998 - October     Grantham, Mayo, Van Otterloo
                                                  2002.                     & Co. LLC.

Susan Randall Harbert      Chief Financial        Chief Financial           Member, Grantham, Mayo, Van
c/o GMO Trust              Officer and            Officer since             Otterloo & Co. LLC.
40 Rowes Wharf             Treasurer              February 2000;
Boston, MA 02110                                  Treasurer since
DOB: 04/25/1957                                   February 1998.

Brent Arvidson             Assistant Treasurer    Since September 1998.     Senior Fund Administrator,
c/o GMO Trust                                                               Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                                              & Co. LLC.
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.     Vice President and     Vice President since      General Counsel, Anti-Money
c/o GMO Trust              Clerk                  February 1997; Clerk      Laundering Reporting Officer
40 Rowes Wharf                                    since March 2001 -        (July 2002 - February 2003)
Boston, MA 02110                                  present and May 1999      and Member, Grantham, Mayo,
DOB: 07/20/1965                                   -August 1999.             Van Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.   Vice President and     Vice President since      Associate General Counsel,
c/o GMO Trust              Secretary              August 1999;              Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                    Secretary since March     & Co. LLC (June 1999 -
Boston, MA 02110                                  2001.                     present);  Associate/Junior
DOB: 02/18/1945                                                             Partner, Hale and Dorr LLP
                                                                            (1991 - 1999).

Julie Perniola             Vice President and     Since February 2003.      Anti-Money Laundering
c/o GMO Trust              Anti-Money                                       Reporting Officer (February
40 Rowes Wharf             Laundering                                       2003 - present) and
Boston, MA 02110           Compliance Officer                               Compliance Officer, Grantham,
DOB: 10/07/1970                                                             Mayo, Van Otterloo & Co. LLC.

William L. Nemerever       Vice President         Vice President since      Member, Grantham, Mayo, Van
c/o GMO Trust                                     February 2004.            Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGEMENT

Day-to-day management of the Fund's portfolio is the responsibility of the Fixed Income Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Core Plus Bond Fund returned +12.0% for the fiscal year ended February 29, 2004, as compared to +4.5% for the Lehman Brothers U.S. Aggregate Bond Index. The Fund's exposure to various issues is achieved directly and indirectly through its investment in the GMO Emerging Country Debt Fund, the GMO Alpha LIBOR Fund (ALF), and the GMO Short-Duration Collateral Fund.

The Fund outperformed the benchmark during the fiscal year by 7.5%. Bond market, currency selection, emerging debt exposure, and issue selection each added value during the fiscal year.

Overweight positions in Canadian and Swedish bond markets, as well as underweight positions in British and U.S. bond markets, added value to the Fund during the period. In addition, overweight positions in British pounds, Australian dollars, New Zealand dollars, and Swedish krona, and an underweight position in Canadian dollars generated significant gains, offsetting underweight positions in Swiss francs, Japanese yen, and the euro. Issue selection added value, while the Fund's exposure to non-Treasury/Agency securities benefited relative performance as spreads tightened during the period. Emerging country debt exposure also added value to the Fund during the fiscal year.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

CORE PLUS BOND FUND-III
As Of: 2/29/2004

                                  GMO CORE PLUS BOND FUND         LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
     4/30/1997                           5,000,000                                5,000,000
     6/30/1997                           5,125,000                                5,107,200
     9/30/1997                           5,385,000                                5,276,880
    12/31/1997                           5,597,370                                5,432,235
     3/31/1998                           5,666,145                                5,516,725
     6/30/1998                           5,734,920                                5,645,600
     9/30/1998                           5,821,750                                5,884,320
    12/31/1998                           5,814,240                                5,904,125
     3/31/1999                           5,676,590                                5,874,840
     6/30/1999                           5,643,555                                5,823,220
     9/30/1999                           5,638,050                                5,862,760
    12/31/1999                           5,675,965                                5,855,595
     3/31/2000                           5,837,280                                5,984,820
     6/30/2000                           5,903,000                                6,089,045
     9/30/2000                           6,087,780                                6,272,560
    12/31/2000                           6,394,730                                6,536,350
     3/31/2001                           6,628,210                                6,734,755
     6/30/2001                           6,660,640                                6,772,680
     9/30/2001                           6,985,455                                7,085,265
    12/31/2001                           7,027,410                                7,088,175
     3/31/2002                           7,027,410                                7,094,900
     6/30/2002                           7,358,110                                7,357,005
     9/30/2002                           7,660,940                                7,694,120
    12/31/2002                           7,436,000                                7,815,200
     3/31/2003                           7,612,135                                7,923,990
     6/30/2003                           8,063,960                                8,122,185
     9/30/2003                           8,141,080                                8,110,385
    12/31/2003                           8,271,020                                8,135,950
     2/29/2004                           8,533,590                                8,290,180

Average Annual Returns
Inception                               4/30/1997

 1YR                 5YR           10YR(ITD)
11.99                8.66            8.14

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    PAR VALUE       DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                    DEBT OBLIGATIONS -- 24.5%

                    ALBANIA -- 0.8%
USD    15,681,227   Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)                4,550,716
                                                                                               -------------

                    AUSTRIA -- 1.0%
GBP       500,000   Bank Austria Creditanstalt AG, 8.38%, due 11/04/11                             1,086,385
USD     4,175,000   Bank Austria Creditanstalt, AG, Series EMTN, 144A, 7.25%, due 02/15/17         5,079,723
                                                                                               -------------
                                                                                                   6,166,108
                                                                                               -------------

                    BRAZIL -- 0.5%
USD    10,000,000   Brazil Discount Bond, Principal Strip, Series D1A, Zero Coupon, due
                      04/15/24 (a)                                                                 3,135,253
                                                                                               -------------

                    CANADA -- 0.6%
CAD     4,000,000   Government of Canada (Cayman), 7.25%, due 06/01/08                             3,391,094
                                                                                               -------------

                    CHILE -- 0.1%
USD       750,000   Banco Santander Series MBIA, 6.50%, due 11/01/05                                 792,833
                                                                                               -------------

                    LUXEMBOURG -- 1.4%
USD     8,000,000   Tyco International Group SA, 5.80%, due 08/01/06                               8,546,880
                                                                                               -------------

                    MEXICO -- 0.6%
USD     3,000,000   Pemex Finance Ltd, Series 1A1 Class A2, AMBAC, 144A, 6.30%, due 05/15/10       3,291,563
                                                                                               -------------

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    PAR VALUE/
 PRINCIPAL AMOUNT   DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                    UNITED STATES -- 19.5%

                    CORPORATE DEBT -- 4.2%
USD    10,000,000   General Electric Capital Corp, Series MTNA, 5.88%, due 02/15/12               10,953,000
USD     5,000,000   Target Corp, 4.00%, due 06/15/13                                               4,786,500
USD     5,000,000   Verizon Global Funding Corp, 4.38%, due 06/01/13                               4,806,400
USD     5,000,000   Wells Fargo & Co, 5.00%, due 11/15/14                                          5,088,000
                                                                                               -------------
                                                                                                  25,633,900
                                                                                               -------------

                    U.S. GOVERNMENT -- 6.8%
USD    10,100,000   U.S. Treasury 0.00% Receipts, due 02/15/10 (a)                                 7,919,345
USD    10,100,000   U.S. Treasury 0.00% Receipts, due 02/15/12 (a)                                 7,007,704
USD    10,100,000   U.S. Treasury 0.00% Receipts, due 08/15/12 (a)                                 6,779,444
USD    17,113,800   U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (c)                 19,317,202
                                                                                               -------------
                                                                                                  41,023,695
                                                                                               -------------

                    U.S. GOVERNMENT AGENCY -- 8.5%
USD    50,000,000   Fannie Mae, TBA, 5.50%, due 04/01/33                                          50,968,750
                                                                                               -------------

                    Total United States                                                          117,626,345
                                                                                               -------------

                    TOTAL DEBT OBLIGATIONS (COST $139,278,543)                                   147,500,792
                                                                                               -------------

                    CALL OPTIONS PURCHASED -- 2.6%

                    CROSS CURRENCY OPTIONS -- 2.6%
GBP   120,000,000   GBP Call/JPY Put, Expires 06/07/2004, Strike JPY 188.00                       15,715,657
                                                                                               -------------

                    TOTAL CALL OPTIONS PURCHASED (COST $3,006,372)                                15,715,657
                                                                                               -------------

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES      DESCRIPTION                                            VALUE ($)
-----------------------------------------------------------------------------------
                 PREFERRED STOCKS -- 0.8%

                 UNITED STATES -- 0.8%
        10,000   Home Ownership Funding 2 Preferred 144A, 13.338%         5,098,220
                                                                     --------------

                 TOTAL PREFERRED STOCKS (COST $5,437,180)                 5,098,220
                                                                     --------------

                 MUTUAL FUNDS -- 80.7%

     3,015,458   Merrimac Cash Fund                                       3,015,458
     1,551,663   GMO Alpha LIBOR Fund (d)*                               37,410,592
     1,578,682   GMO Emerging Country Debt Fund, Class III               16,591,948
    17,051,798   GMO Short-Duration Collateral Fund                     429,364,263
                                                                     --------------

                 TOTAL MUTUAL FUNDS (COST $486,921,249)                 486,382,261
                                                                     --------------

                 TOTAL INVESTMENTS -- 108.6%
                 (Cost $634,643,344)                                    654,696,930
                 Other Assets and Liabilities (net) -- (8.6%)           (51,872,793)
                                                                     --------------

                 TOTAL NET ASSETS -- 100.0%                          $  602,824,137
                                                                     ==============

                 NOTES TO SCHEDULE OF INVESTMENTS:

                 144A - Securities exempt from registration under rule
                    144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
                 AMBAC - Insured as to the payment of principal and interest by
                    AMBAC Assurance Corporation
                 EMTN - Euromarket Medium Term Note
                 MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp
                 TBA - To Be Announced (Note 2)

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

               CURRENCY ABBREVIATIONS:

               AUD - Australian Dollar
               CAD - Canadian Dollar
               CHF - Swiss Franc
               EUR - Euro
               GBP - British Pound
               JPY - Japanese Yen
               NOK - Norwegian Krone
               NZD - New Zealand Dollar
               SEK - Swedish Krona
               USD - United States Dollar

               (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
               (b)  Security is backed by U.S. Government guaranteed.
               (c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 8).
               (d) All or a portion of this security has been segregated to cover collateral requirements on TBA obligations (Note 2).
               *    Non-income producing security

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
 Investments in unaffiliated issuers, at value (cost $150,737,553) (Note 2)             $   171,330,127
 Investments in affiliated issuers, at value (cost $483,905,791) (Notes 2 and 9)            483,366,803
 Receivable for investments sold                                                             40,896,484
 Receivable for Fund shares sold                                                              1,458,453
 Interest receivable                                                                            535,389
 Receivable for open forward foreign currency contracts (Notes 2 and 8)                      11,449,520
 Receivable for variation margin on open futures contracts (Notes 2 and 8)                      723,061
 Net receivable for open swap contracts (Notes 2 and 8)                                         533,924
 Periodic payments from open swap contracts (Notes 2 and 8)                                      66,951
 Receivable for expenses reimbursed by Manager (Note 3)                                          59,837
                                                                                        ---------------

      Total assets                                                                          710,420,549
                                                                                        ---------------
LIABILITIES:
 Payable for investments purchased                                                            3,000,000
 Payable for forward commitment (Note 2)                                                     91,593,164
 Payable to affiliate for (Note 3):
      Management fee                                                                            112,103
      Shareholder service fee                                                                    67,262
      Trustees fee                                                                                  927
 Payable for open forward foreign currency contracts (Notes 2 and 8)                         12,719,491
 Accrued expenses                                                                               103,465
                                                                                        ---------------
      Total liabilities                                                                     107,596,412
                                                                                        ---------------
NET ASSETS                                                                              $   602,824,137
                                                                                        ===============

NET ASSETS CONSIST OF:
 Paid-in capital                                                                        $   580,049,570
 Distributions in excess of net investment income                                              (834,314)
 Accumulated net realized gain                                                                2,580,154
 Net unrealized appreciation                                                                 21,028,727
                                                                                        ---------------
                                                                                        $   602,824,137
                                                                                        ===============

NET ASSETS ATTRIBUTABLE TO:
 Class III shares                                                                       $   602,824,137
                                                                                        ===============
SHARES OUTSTANDING:
 Class III                                                                                   57,981,714
                                                                                        ===============
NET ASSET VALUE PER SHARE:
 Class III                                                                              $         10.40
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
 Dividends                                                                              $       383,726
 Interest (including securities lending income of $37)                                        4,146,361
 Dividends from affiliated issuers                                                            6,131,651
                                                                                        ---------------

        Total income                                                                         10,661,738
                                                                                        ---------------

EXPENSES:
 Management fee (Note 3)                                                                        946,606
 Shareholder service fee (Note 3) - Class III                                                   567,964
 Custodian and transfer agent fees                                                              157,705
 Audit and tax fees                                                                              51,309
 Legal fees                                                                                      23,602
 Trustees fees and related expenses (Note 3)                                                      7,703
 Registration fees                                                                               32,687
 Miscellaneous                                                                                   13,184
                                                                                        ---------------
    Total expenses                                                                            1,800,760
 Fees and expenses reimbursed by Manager (Note 3)                                              (274,866)
 Indirectly incurred fees waived or borne by Manager (Note 3)                                   (48,511)
 Shareholder service fee waived (Note 3) - Class III                                            (16,966)
                                                                                        ---------------
    Net expenses                                                                              1,460,417
                                                                                        ---------------

        Net investment income                                                                 9,201,321
                                                                                        ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
   Investments in unaffiliated issuers                                                       (2,751,756)
   Investments in affiliated issuers                                                            559,014
   Realized gains distributions from affiliated issuers                                         774,663
   Closed futures contracts                                                                   4,407,658
   Closed swap contracts                                                                      5,640,241
   Written options                                                                              232,650
   Foreign currency, forward contracts and foreign currency related transactions             10,876,885
                                                                                        ---------------

        Net realized gain                                                                    19,739,355
                                                                                        ---------------

 Change in net unrealized appreciation (depreciation) on:
   Investments                                                                               17,222,704
   Open futures contracts                                                                      (303,996)
   Open swap contracts                                                                        2,169,381
   Foreign currency, forward contracts and foreign currency related transactions             (2,701,569)
                                                                                        ---------------

        Net unrealized gain                                                                  16,386,520
                                                                                        ---------------

   Net realized and unrealized gain                                                          36,125,875
                                                                                        ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $    45,327,196
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  YEAR ENDED           YEAR ENDED
                                                                                 FEBRUARY 29,         FEBRUARY 28,
                                                                                     2004                2003
                                                                              -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income                                                        $       9,201,321    $       5,786,275
 Net realized gain                                                                   19,739,355            2,289,081
 Change in net unrealized appreciation (depreciation)                                16,386,520           10,920,970
                                                                              -----------------    -----------------

 Net increase in net assets from operations                                          45,327,196           18,996,326
                                                                              -----------------    -----------------

Distributions to shareholders from:
 Net investment income
       Class III                                                                    (12,402,034)         (12,462,812)
 Net realized gains
       Class III                                                                    (15,951,420)         (16,722,852)
                                                                              -----------------    -----------------

                                                                                    (28,353,454)         (29,185,664)
                                                                              -----------------    -----------------
 Net share transactions (Note 7):
       Class III                                                                    299,820,381          (43,819,811)
                                                                              -----------------    -----------------
 Increase (decrease) in net assets resulting from net share transactions            299,820,381          (43,819,811)
                                                                              -----------------    -----------------

       Total increase (decrease) in net assets                                      316,794,123          (54,009,149)

NET ASSETS:
 Beginning of period                                                                286,030,014          340,039,163
                                                                              -----------------    -----------------
 End of period (including distributions in excess of net
   investment income of $834,314 and $3,041,202, respectively)                $     602,824,137    $     286,030,014
                                                                              =================    =================

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             YEAR ENDED FEBRUARY 28/29,(g)
                                                     ---------------------------------------------------------------------------
                                                        2004            2003            2002           2001(d)          2000
                                                     ----------      ----------      ----------      ----------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     9.95      $    10.39      $    10.17      $     9.64      $     10.23
                                                     ----------      ----------      ----------      ----------      -----------
Income from investment operations:
 Net investment income +                                   0.25(a)         0.20(a)         0.77(a)         0.62(a)          0.66
 Net realized and unrealized gain (loss)                   0.91            0.44            0.07            0.73            (0.44)
                                                     ----------      ----------      ----------      ----------      -----------

  Total from investment operations                         1.16            0.64            0.84            1.35             0.22
                                                     ----------      ----------      ----------      ----------      -----------

Less distributions to shareholders:
 From net investment income                               (0.28)          (0.47)          (0.62)          (0.82)           (0.70)
 From net realized gains                                  (0.43)          (0.61)             --(f)           --            (0.11)
                                                     ----------      ----------      ----------      ----------      -----------

  Total distributions                                     (0.71)          (1.08)          (0.62)          (0.82)           (0.81)
                                                     ----------      ----------      ----------      ----------      -----------
NET ASSET VALUE, END OF PERIOD                       $    10.40      $     9.95      $    10.39      $    10.17      $      9.64
                                                     ==========      ==========      ==========      ==========      ===========
TOTAL RETURN (b)                                          11.99%           6.45%           8.53%          14.52%            2.26%

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $  602,824      $  286,030      $  340,039      $  156,412      $   120,276
 Net operating expenses to average daily net assets        0.39%(e)        0.38%(e)        0.38%(e)        0.39%(e)         0.40%
 Interest expense to average daily net assets                --              --              --              --             0.01%(c)
 Total net expenses to average daily net assets            0.39%           0.38%           0.38%           0.39%            0.41%
 Net investment income to average daily net assets         2.43%(e)        1.91%(a)        7.38%(a)        6.29%(a)         6.59%
 Portfolio turnover rate                                    114%            108%            113%            181%              40%
 Fees and expenses reimbursed by the Manager to
    average daily net assets:                              0.09%           0.09%           0.09%           0.12%            0.10%

(a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets from 6.70% to 6.34%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(e) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
(f)  The distribution from net realized gains was less than $0.01 per share.
(g) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.51% and net investment income per share by $0.05. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of 0.06%, (0.01%), (0.05%) and 0.40% and to net investment income per share of $0.01, less than $(0.01), less than $(0.01) and $0.04 in the fiscal years ending February 28/29, 2003, 2002, 2001 and 2000, respectively.
+    Calculated using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Core Plus Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks a high total return through direct and indirect investment in U.S. securities, with additional return sought through exposure to foreign bond and currency markets. The Fund achieves U.S. bond market exposure by investing in GMO Short-Duration Collateral Fund, "synthetic" bonds (created by the Manager by combining a futures contract, swap contract, or option, on a fixed income security with cash, a cash equivalent or another fixed income security) and/or directly in U.S. Government securities and other high-quality U.S. dollar denominated fixed income securities. The Fund's benchmark is the Lehman Brothers U.S. Aggregate Bond Index.

     At February 29, 2004, 71.2% of the Fund was invested in the GMO Short-Duration Collateral Fund and 6.2% of the Fund was invested in the GMO Alpha LIBOR Fund, separate funds of GMO Trust managed by GMO. Shares of the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase. At February 29, 2004, 2.8% of the net assets of the Fund was invested in the GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. The financial statements of the GMO Alpha LIBOR Fund, the GMO Short-Duration Collateral Fund and the GMO Emerging Country Debt Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLE
     As a result of a recent FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     previous year's Statement of Changes in Net Assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased net investment income and decreased net realized gains by $1,949,248 for the year ended February 29, 2004 and increased net investment income and decreased net realized gains by $177,203 for the year ended February 28, 2003. This change had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source). Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the Fund, or underlying funds in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 29, 2004, the total value of these securities represented 15.6% of net assets.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 8 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of February 29, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 8 for all open futures contracts as of February 29, 2004.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See the Schedule of Investments for all open purchased option contracts as of February 29, 2004.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See Note 8 for a summary of open swap agreements as of February 29, 2004.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. At February 29, 2004, there were no open repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. For the year ended February 29, 2004, the Fund had not entered into any reverse repurchase agreements.

     DELAYED DELIVERY COMMITMENTS
     The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund had no securities on loan.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid was as follows: ordinary income -- $27,161,944 and $28,462,809, respectively and long-term capital gains -- $1,191,510 and $722,855, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $3,276,192 and $775,250 of undistributed ordinary income and undistributed long-term gains, respectively. The temporary differences between book and tax basis distributable earnings are primarily due to foreign currency transactions, losses on wash sales transactions and differing treatments for amortization of premiums and discounts on debt securities and swap transactions.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

           DISTRIBUTIONS IN        ACCUMULATED
            EXCESS OF NET              NET
          INVESTMENT INCOME       REALIZED GAIN      PAID-IN CAPITAL
          -----------------       -------------      ---------------
             $ 5,407,601          $ (6,817,948)        $ 1,410,347

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premium and discount. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of these securities is recorded as interest income.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund may invest in Class III shares of GMO Emerging Country Debt Fund ("ECDF"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in ECDF. The Fund does not incur any indirect shareholder service fees as a result of the Fund's investment in Alpha LIBOR Fund and SCDF.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total direct annual operating expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying funds exceed .25% of the average daily net assets. For purposes of this calculation, the Fund's total direct annual operating expenses excludes shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees) ("Trustees fees"), and the following investment-related costs: brokerage commissions, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes. Additionally, the indirect fees and operating expenses incurred through investment in underlying funds excludes investment-related expenses and, with the exception of the Fund's investment in ECDF, Trustees fees.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The Fund incurs fees and expenses indirectly as a shareholder in Alpha LIBOR Fund, SDCF, and ECDF. For the year ended February 29, 2004, indirect operating expenses (excluding shareholder service fees (ECDF only) and investment-related expenses) and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) incurred indirectly by the Fund through its investment in underlying funds (including Alpha LIBOR Fund, SDCF and ECDF) were .017% and .016% of the Fund's average daily net assets, respectively. For the year ended February 29, 2004, shareholder service fees incurred indirectly by the Fund were .004% of the Fund's average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $4,703. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, a significant portion of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     For the year ended February 29, 2004, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                            PURCHASES                  SALES
                                                          -------------            -------------
       U.S. Government securities                         $ 436,266,992            $ 417,200,000
       Investments (non-U.S. Government securities)         347,995,763               49,486,785

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                               GROSS UNREALIZED        GROSS UNREALIZED       NET UNREALIZED
          AGGREGATE COST         APPRECIATION            DEPRECIATION          APPRECIATION
          --------------       ----------------        ----------------       --------------
          $ 637,706,040          $ 19,956,664           $ (2,965,774)          $ 16,990,890

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 70.4% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, 0.01% of the Fund was held by five related parties.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                YEAR ENDED                          YEAR ENDED
                                                             FEBRUARY 29, 2004                   FEBRUARY 28, 2003
                                                     ---------------------------------   ---------------------------------
      CLASS III:                                         SHARES            AMOUNT            SHARES            AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
      Shares sold                                         30,208,958   $   310,054,758         2,799,171   $    29,003,553
      Shares issued to shareholders
       in reinvestment of distributions                    2,784,885        28,056,898         2,938,072        28,757,501
      Shares repurchased                                  (3,748,190)      (38,291,275)       (9,732,495)     (101,580,865)
                                                     ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                             29,245,653   $   299,820,381        (3,995,252)  $   (43,819,811)
                                                     ===============   ===============   ===============   ===============

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                                NET UNREALIZED
      SETTLEMENT                                                                 APPRECIATION
         DATE        DELIVER/RECEIVE     UNITS OF CURRENCY        VALUE         (DEPRECIATION)
     ------------   -----------------   -------------------   --------------   ----------------
        Buys

       3/23/04             AUD                  109,200,000   $   84,040,956      $   2,285,134
       3/30/04             CAD                   15,000,000       11,168,295           (215,577)
       4/27/04             CHF                   20,700,000       16,319,821           (507,352)
       4/20/04             EUR                   22,700,000       28,167,110           (106,814)
       4/13/04             GBP                   18,300,000       33,841,470            468,126
       3/09/04             JPY               39,020,000,000      357,206,005         (8,290,943)
       3/02/04             NZD                   37,200,000       25,500,600          1,599,611
       5/04/04             NZD                   28,800,000       19,593,139            (57,389)
                                                                                  -------------
                                                                                  $  (4,825,204)
                                                                                  =============

        Sales

       3/23/04             AUD                   91,200,000   $   70,188,051      $    (210,312)
       3/30/04             CAD                   53,700,000       39,982,495          1,821,377
       4/27/04             CHF                   23,700,000       18,685,012            350,467
       4/20/04             EUR                   15,100,000       18,736,712             20,145
       4/13/04             GBP                   98,400,000      181,967,250         (1,350,468)
       3/09/04             JPY               27,940,000,000      255,774,879          4,815,022
       3/02/04             NZD                   37,200,000       25,500,600            (89,465)
                                                                                  -------------
                                                                                  $   5,356,766
                                                                                  =============

     FORWARD CROSS CURRENCY CONTRACTS

                                                                                 NET UNREALIZED
      SETTLEMENT                                                                 APPRECIATION
         DATE        DELIVER/UNITS OF CURRENCY      RECEIVE/IN EXCHANGE FOR      (DEPRECIATION)
     ------------   ---------------------------   ---------------------------   ----------------
       3/11/04         CHF            4,311,104      EUR            2,800,000     $      82,988
       3/11/04         EUR            7,700,000      CHF           12,045,803           (78,374)
       3/16/04         EUR           18,000,000      NOK          147,477,600        (1,412,540)
       4/06/04         EUR           46,900,000      SEK          431,025,603          (400,257)
       4/06/04         SEK           48,070,880      EUR            5,200,000             6,650
                                                                                  -------------
                                                                                  $  (1,801,533)
                                                                                  =============

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     FUTURES CONTRACTS

                                                                                                NET UNREALIZED
      NUMBER OF                                                                   CONTRACT       APPRECIATION
      CONTRACTS                     TYPE                     EXPIRATION DATE       VALUE        (DEPRECIATION)
     -----------   --------------------------------------   -----------------   ------------   -----------------
        Buys

        208        Australian Government Bond 10 Yr.            March 2004      $ 16,590,570       $     337,579
        478        Australian Government Bond 3 Yr.             March 2004        37,434,546             314,750
        431        U.S. Long Bond                                June 2004        48,460,563             236,390
        355        U.S. Treasury Note 10 Yr.                     June 2004        40,425,625             153,271
        161        U.S. Treasury Note 5 Yr.                      June 2004        18,097,406              17,941
                                                                                               -----------------
                                                                                                   $   1,059,931
                                                                                               =================

       Sales

          1        Canadian Government Bond 10 Yr.               June 2004      $     82,817       $        (290)
         66        Euro BOBL                                    March 2004         9,247,704            (112,776)
        107        Euro Bund                                    March 2004        15,395,321            (216,530)
         72        Japanese Government Bond 10 Yr.              March 2004        92,263,591          (1,028,751)
         97        UK Gilt Long Bond                             June 2004        19,536,768             (15,032)
                                                                                               -----------------
                                                                                                   $  (1,373,379)
                                                                                               =================

     At February 29, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

     WRITTEN OPTION TRANSACTIONS

                                               PUTS                              CALLS
                                 -------------------------------   -------------------------------
                                 PRINCIPAL AMOUNT                  PRINCIPAL AMOUNT
                                   OF CONTRACTS                      OF CONTRACTS
                                  (000'S OMITTED)     PREMIUMS      (000'S OMITTED)     PREMIUMS
                                 ----------------   ------------   ----------------   ------------
     Outstanding, beginning
      of period                                --   $         --                 --   $         --
     Options written                       23,500        232,650             23,500        232,650
     Options exercised                    (23,500)      (232,650)                --             --
     Options expired                           --             --            (23,500)      (232,650)
                                 ----------------   ------------   ----------------   ------------
     Outstanding, end of period                --   $         --                 --   $         --
                                 ================   ============   ================   ============

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS

                                                                                       NET UNREALIZED
           NOTIONAL         EXPIRATION                                                  APPRECIATION
            AMOUNT             DATE                     DESCRIPTION                    (DEPRECIATION)
     --------------------   ----------   -------------------------------------------   --------------
     CREDIT DEFAULT SWAPS

            5,000,000 USD    4/02/07     Agreement with Lehman Brothers Special           $    38,616
                                         Financing Inc. dated 3/27/02 to receive
                                         .52% per year times the notional amount.
                                         The Fund makes payment only upon a
                                         default event of General Electric
                                         Capital Corporation, 5.875% due 2/15/12.

            3,000,000 USD    4/17/07     Agreement with UBS Warburg dated 4/12/02              26,580
                                         to receive .8% per year times the
                                         notional amount. The Fund makes payment
                                         only upon a default event of Equity
                                         Office Properties Trust, 6.75% due
                                         2/15/12.

            3,000,000 USD    4/17/07     Agreement with UBS Warburg dated 4/12/02              10,622
                                         to receive .47% per year times the
                                         notional amount. The Fund makes payment
                                         only upon a default event of Goldman
                                         Sachs Group, Inc., 6.6% due 1/15/12.

            3,000,000 USD    4/17/07     Agreement with Bear Stearns dated                     98,381
                                         4/12/02 to receive 1.28% per year times
                                         the notional amount. The Fund makes
                                         payment only upon a default event of
                                         National Rural Utilities Cooperative
                                         Finance Corp., 7.25% due 3/1/12.

           10,000,000 USD    12/20/07    Agreement with Citibank N.A. dated                   638,663
                                         12/13/02 to receive 2.41% per year times
                                         the notional amount. The Fund makes
                                         payment only upon a default event of AOL
                                         Time Warner Inc., 6.75% due 4/15/11.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS -- (CONTINUED)

                                                                                       NET UNREALIZED
           NOTIONAL         EXPIRATION                                                  APPRECIATION
            AMOUNT             DATE                     DESCRIPTION                    (DEPRECIATION)
     --------------------   ----------   -------------------------------------------   --------------
            5,000,000 USD    6/20/08     Agreement with Lehman Brothers Special           $       613
                                         Financing Inc. dated 6/04/03 to receive
                                         .5% per year times the notional amount.
                                         The Fund makes payment only upon a
                                         default event of Dominion Resources,
                                         Inc., 5.7% due 9/17/12.

            5,000,000 USD    6/20/08     Agreement with Deutsche Bank AG dated                 37,161
                                         6/04/03 to receive .48% per year times
                                         the notional amount. The Fund makes
                                         payment only upon a default event of
                                         Household Finance Corporation, 6.375%
                                         due 10/15/11.

            5,000,000 USD    6/20/08     Agreement with Deutsche Bank AG dated                 67,478
                                         6/04/03 to receive .65% per year times
                                         the notional amount. The Fund makes
                                         payment only upon a default event of
                                         Kraft Foods, Inc., 6.25% due 6/01/12.

            5,000,000 USD    6/20/08     Agreement with Deutsche Bank AG dated                 30,397
                                         6/04/03 to receive .4% per year times
                                         the notional amount. The Fund makes
                                         payment only upon a default event of
                                         Norfolk Southern Corporation, 6.75% due
                                         2/15/11.

            5,000,000 USD    6/20/08     Agreement with Deutsche Bank AG dated                  9,838
                                         6/04/03 to receive .4% per year times
                                         the notional amount. The Fund makes
                                         payment only upon a default event of
                                         Washington Mutual, Inc., 4.375% due
                                         1/15/08.

           10,000,000 USD    9/20/08     Agreement with Deutsche Bank AG dated                 44,798
                                         10/03/03 to receive .32% per year times
                                         the notional amount. The Fund makes
                                         payment only upon a default event of
                                         American International Group, 0.00% due
                                         11/09/31.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS -- (CONTINUED)

                                                                                       NET UNREALIZED
           NOTIONAL         EXPIRATION                                                  APPRECIATION
            AMOUNT             DATE                     DESCRIPTION                    (DEPRECIATION)
     --------------------   ----------   -------------------------------------------   --------------
           10,000,000 USD    12/20/08    Agreement with Lehman Brothers Special           $    27,668
                                         Financing Inc. dated 10/03/03 to receive
                                         .27% per year times the notional amount.
                                         The Fund makes payment only upon a
                                         default event of Freddie Mac, 7.625% due
                                         5/14/10.

     INTEREST RATE SWAPS

           18,000,000 SEK    11/07/05    Agreement with Citibank N.A. dated                    55,797
                                         11/03/03 to receive the notional amount
                                         multiplied by 3.8% and to pay the
                                         notional amount multiplied by the 3
                                         month Floating Rate Swedish STIBOR.

           25,000,000 GBP    11/28/05    Agreement with Deutsche Bank AG dated                192,243
                                         11/28/03 to receive the notional amount
                                         multiplied by 4.8825% and to pay the
                                         notional amount multiplied by the 6
                                         month Floating Rate British LIBOR.

           35,900,000 EUR    12/02/05    Agreement with Citibank N.A. dated                  (456,470)
                                         11/28/03 to pay the notional amount
                                         multiplied by 2.976% and to receive the
                                         notional amount multiplied by the 6
                                         month Floating Rate EURIBOR.

          360,000,000 SEK    1/09/06     Agreement with Deutsche Bank AG dated                 40,010
                                         1/07/04 to pay the notional amount
                                         multiplied by 3.435% and to receive the
                                         notional amount multiplied by the 3
                                         month Floating Rate Swedish STIBOR.

           49,600,000 USD    1/09/06     Agreement with Deutsche Bank AG dated                271,474
                                         1/07/04 to receive the notional amount
                                         multiplied by 2.183% and to pay the
                                         notional amount multiplied by the 3
                                         month LIBOR.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS -- (CONTINUED)

                                                                                       NET UNREALIZED
           NOTIONAL         EXPIRATION                                                  APPRECIATION
            AMOUNT             DATE                     DESCRIPTION                    (DEPRECIATION)
     --------------------   ----------   -------------------------------------------   --------------
           70,000,000 CAD    1/30/06     Agreement with Citibank N.A. dated               $  (246,010)
                                         1/30/04 to pay the notional amount
                                         multiplied by 2.7651% and to receive the
                                         notional amount multiplied by the 3
                                         month Floating Rate Canadian CDOR.

           52,600,000 USD    2/03/06     Agreement with Citibank N.A. dated                   246,725
                                         1/30/04 to receive the notional amount
                                         multiplied by 2.17% and to pay the
                                         notional amount multiplied by the 3
                                         month LIBOR.

            3,900,000 CHF    10/13/08    Agreement with Deutsche Bank AG dated                (35,162)
                                         10/09/03 to pay the notional amount
                                         multiplied by 2.18% and to receive the
                                         notional amount multiplied by the 6
                                         month Floating Rate Swiss LIBOR.

           42,300,000 SEK    10/13/08    Agreement with Citibank N.A. dated                   121,420
                                         10/09/03 to receive the notional amount
                                         multiplied by 4.475% and to pay the
                                         notional amount multiplied by the 3
                                         month Floating Rate Swedish STIBOR.

            5,000,000 CHF    10/23/08    Agreement with Citibank N.A. dated                   (80,234)
                                         10/21/03 to pay the notional amount
                                         multiplied by 2.205% and to receive the
                                         notional amount multiplied by the 6
                                         month Floating Rate Swiss LIBOR.

           10,100,000 USD    2/15/10     Agreement with JP Morgan Chase Bank                 (788,770)
                                         dated 9/03/02 to pay $10,100,000 at
                                         expiration date and to receive at
                                         expiration date $7,325,000 plus interest
                                         based upon the 3 month Floating Rate
                                         LIBOR (compounded quarterly).

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS -- (CONTINUED)

                                                                                       NET UNREALIZED
           NOTIONAL         EXPIRATION                                                  APPRECIATION
            AMOUNT             DATE                     DESCRIPTION                    (DEPRECIATION)
     --------------------   ----------   -------------------------------------------   --------------
           47,000,000 SEK    11/05/10    Agreement with Citibank N.A. dated               $   163,440
                                         11/03/03 to receive the notional amount
                                         multiplied by 4.985% and to pay the
                                         notional amount multiplied by the 3
                                         month Floating Rate Swedish STIBOR.

           13,100,000 CHF    11/07/10    Agreement with Deutsche Bank AG dated               (297,578)
                                         11/05/03 to pay the notional amount
                                         multiplied by 2.72% and to receive the
                                         notional amount multiplied by the 6
                                         month Floating Rate Swiss LIBOR.

           10,100,000 USD    2/15/12     Agreement with JP Morgan Chase Bank                 (701,297)
                                         dated 9/03/02 to pay $10,100,000 at
                                         expiration date and to receive at
                                         expiration date $6,560,000 plus interest
                                         based upon the 3 month Floating Rate
                                         LIBOR (compounded quarterly).

           10,100,000 USD    8/15/12     Agreement with JP Morgan Chase Bank                 (678,402)
                                         dated 9/04/02 to pay $10,100,000 at
                                         expiration date and to receive at
                                         expiration date $6,374,000 plus interest
                                         based upon the 3 month Floating Rate
                                         LIBOR (compounded quarterly).

              500,000 CHF    10/13/13    Agreement with Deutsche Bank AG dated                (18,239)
                                         10/09/03 to pay the notional amount
                                         multiplied by 3.025% and to receive the
                                         notional amount multiplied by the 6
                                         month Floating Rate Swiss LIBOR.

            5,600,000 CHF    10/23/13    Agreement with JP Morgan Chase Bank                 (113,916)
                                         dated 10/21/03 to pay the notional
                                         amount multiplied by 3.0275% and to
                                         receive the notional amount multiplied
                                         by the 6 month Floating Rate Swiss LIBOR.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS -- (CONTINUED)

                                                                                       NET UNREALIZED
           NOTIONAL         EXPIRATION                                                  APPRECIATION
            AMOUNT             DATE                     DESCRIPTION                    (DEPRECIATION)
     --------------------   ----------   -------------------------------------------   --------------
            8,500,000 USD    10/24/13    Agreement with JP Morgan Chase Bank              $  (262,662)
                                         dated 10/22/03 to pay the notional
                                         amount multiplied by 4.704% and to
                                         receive the notional amount multiplied
                                         by the 3 month LIBOR.

           11,400,000 CAD    12/16/13    Agreement with Deutsche Bank AG dated               (247,560)
                                         12/16/03 to pay the notional amount
                                         multiplied by 5% and to receive the
                                         notional amount multiplied by the 3
                                         month Floating Rate Canadian CDOR.

            5,100,000 GBP    12/16/13    Agreement with Citibank N.A. dated                   (12,692)
                                         12/16/03 to pay the notional amount
                                         multiplied by 5.0275% and to receive the
                                         notional amount multiplied by the 6
                                         month Floating Rate British LIBOR.

            7,000,000 EUR    12/18/13    Agreement with Citibank N.A. dated                   157,854
                                         12/16/03 to receive the notional amount
                                         multiplied by 4.3825% and to pay the
                                         notional amount multiplied by the 6
                                         month Floating Rate EURIBOR.

            8,800,000 USD    12/18/13    Agreement with Deutsche Bank AG dated                180,281
                                         12/16/03 to receive the notional amount
                                         multiplied by 4.5925% and to pay the
                                         notional amount multiplied by the 3
                                         month LIBOR.

           38,300,000 SEK    1/09/14     Agreement with Deutsche Bank AG dated                106,062
                                         1/07/04 to receive the notional amount
                                         multiplied by 4.9975% and to pay the
                                         notional amount multiplied by the 3
                                         month Floating Rate Swedish STIBOR.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS -- (CONTINUED)

                                                                                       NET UNREALIZED
           NOTIONAL         EXPIRATION                                                  APPRECIATION
            AMOUNT             DATE                     DESCRIPTION                    (DEPRECIATION)
     --------------------   ----------   -------------------------------------------   --------------
           12,800,000 CAD    1/16/14     Agreement with Deutsche Bank AG dated            $  (118,734)
                                         1/16/04 to pay the notional amount
                                         multiplied by 4.8025% and to receive the
                                         notional amount multiplied by the 3
                                         month Floating Rate Canadian CDOR.

            5,500,000 GBP    1/16/14     Agreement with Deutsche Bank AG dated                 28,683
                                         1/16/04 to pay the notional amount
                                         multiplied by 4.925% and to receive the
                                         notional amount multiplied by the 6
                                         month Floating Rate British LIBOR.

           12,800,000 AUD    1/20/14     Agreement with Citibank N.A. dated                   (11,426)
                                         1/16/04 to receive the notional amount
                                         multiplied by 5.995% and to pay the
                                         notional amount multiplied by the 6
                                         month Floating Rate Australian BBSW.

           12,300,000 CHF    1/20/14     Agreement with Citibank N.A. dated                    61,970
                                         1/16/04 to receive the notional amount
                                         multiplied by 2.825% and to pay the
                                         notional amount multiplied by the 6
                                         month Floating Rate Swiss LIBOR.

           14,600,000 CAD    2/18/14     Agreement with Deutsche Bank AG dated                (27,486)
                                         2/18/04 to pay the notional amount
                                         multiplied by 4.6875% and to receive the
                                         notional amount multiplied by the 3
                                         month Floating Rate Canadian CDOR.

           14,000,000 AUD    2/19/14     Agreement with Deutsche Bank AG dated                 21,513
                                         2/18/04 to receive the notional amount
                                         multiplied by 6.04% and to pay the
                                         notional amount multiplied by the 3
                                         month Floating Rate Australian BBSW.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS -- (CONTINUED)

                                                                                       NET UNREALIZED
           NOTIONAL         EXPIRATION                                                  APPRECIATION
            AMOUNT             DATE                     DESCRIPTION                    (DEPRECIATION)
     --------------------   ----------   -------------------------------------------   --------------
           79,600,000 SEK    2/20/14     Agreement with Citibank N.A. dated               $    18,687
                                         2/18/04 to pay the notional amount
                                         multiplied by 4.72% and to receive the
                                         notional amount multiplied by the 3
                                         month Floating Rate Swedish STIBOR.

           11,200,000 USD    2/20/14     Agreement with Deutsche Bank AG dated                  9,541
                                         2/18/04 to receive the notional amount
                                         multiplied by 4.375% and to pay the
                                         notional amount multiplied by the 3
                                         month LIBOR.

           18,000,000 CHF    2/26/14     Agreement with Deutsche Bank AG dated                 (1,036)
                                         2/24/04 to pay the notional amount
                                         multiplied by 2.77% and to receive the
                                         notional amount multiplied by the 6
                                         month Floating Rate Swiss LIBOR.

           10,000,000 USD    4/15/24     Agreement with JP Morgan Chase Bank                 (271,161)
                                         dated 9/17/02 to pay $10,000,000 at
                                         expiration date and to receive at
                                         expiration date $3,130,000 plus interest
                                         based upon the 3 month Floating Rate
                                         LIBOR (compounded quarterly).

           15,680,000 USD    8/31/25     Agreement with JP Morgan Chase Bank                 (422,600)
                                         dated 9/05/02 to pay $15,680,000 at
                                         expiration date and to receive at
                                         expiration date $4,516,000 plus interest
                                         based upon the 3 month Floating Rate
                                         LIBOR (compounded quarterly).

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS -- (CONTINUED)

                                                                                       NET UNREALIZED
           NOTIONAL         EXPIRATION                                                  APPRECIATION
            AMOUNT             DATE                     DESCRIPTION                    (DEPRECIATION)
     --------------------   ----------   -------------------------------------------   --------------
     TOTAL RETURN SWAPS

           10,000,000 USD    8/01/04     Agreement with JP Morgan Chase Bank              $   120,497
                                         dated 1/21/04 to receive the notional
                                         amount multiplied by the change in
                                         market value (including accrued
                                         interest) of the CMBS Lehman Brothers
                                         AAA 8.5yr Index and to pay initial
                                         market value multiplied by the 1 month
                                         LIBOR adjusted by a specified spread.

           50,000,000 USD    8/01/04     Agreement with UBS AG dated 7/30/03 to               373,660
                                         receive the notional amount multiplied
                                         by the change in market value (including
                                         accrued interest) of the Lehman MBS
                                         Fixed Rate Index and to pay initial
                                         market value multiplied by the 1 month
                                         LIBOR adjusted by a specified spread.

           50,000,000 USD    8/01/04     Agreement with UBS AG dated 1/21/04 to               373,660
                                         receive the notional amount multiplied
                                         by the change in market value (including
                                         accrued interest) of the Lehman MBS
                                         Fixed Rate Index and to pay initial
                                         market value multiplied by the 1 month
                                         LIBOR adjusted by a specified spread.

           28,000,000 USD     9/1/04     Agreement with Lehman Brothers Special               208,643
                                         Financing Inc. dated 8/26/03 to receive
                                         the notional amount multiplied by the
                                         change in market value (including
                                         accrued interest) of the Lehman Brothers
                                         MBS Fixed Rate Index and to pay initial
                                         market value multiplied by the 1 month
                                         LIBOR adjusted by a specified spread.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS -- (CONTINUED)

                                                                                       NET UNREALIZED
           NOTIONAL         EXPIRATION                                                  APPRECIATION
            AMOUNT             DATE                     DESCRIPTION                    (DEPRECIATION)
     --------------------   ----------   -------------------------------------------   --------------
           75,000,000 USD    11/01/04    Agreement with Lehman Brothers Special           $   840,231
                                         Financing Inc. dated 11/24/03 to receive
                                         the notional amount multiplied by the
                                         change in market value (including
                                         accrued interest) of the Lehman Brothers
                                         US Government Rate Index and to pay
                                         initial market value multiplied by the 1
                                         month LIBOR adjusted by a specified
                                         spread.

           55,000,000 USD    12/01/04    Agreement with UBS AG dated 11/20/03 to              410,232
                                         receive the notional amount multiplied
                                         by the change in market value (including
                                         accrued interest) of the Lehman Brothers
                                         MBS Fixed Rate Index and to pay initial
                                         market value multiplied by the 1 month
                                         LIBOR adjusted by a specified spread.

           25,000,000 USD    2/01/05     Agreement with Lehman Brothers Special               291,921
                                         Financing Inc. dated 1/30/04 to receive
                                         the notional amount multiplied by the
                                         change in market value (including
                                         accrued interest) of the Lehman Brothers
                                         US Credit Index and to pay initial
                                         market value multiplied by the 1 month
                                         LIBOR adjusted by a specified spread.
                                                                                          -----------
                                                                                          $   533,924
                                                                                          ===========

     See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

9.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the year ended February 29, 2004, is set forth below:

                                    VALUE,
                                 BEGINNING OF                      SALES         DIVIDEND     VALUE, END OF
     AFFILIATE                      PERIOD        PURCHASES       PROCEEDS        INCOME         PERIOD
     --------------------------  -------------   ------------   ------------   ------------   -------------
     GMO Alpha LIBOR Fund        $  39,037,123  $          --   $  2,235,444   $         --   $  37,410,592
     GMO Emerging Country Debt
     Fund, Class III                11,217,670      8,063,426      3,650,000      1,188,764      16,591,948
     GMO Short-Duration
     Collateral Fund               157,088,760    314,342,887     43,000,000      4,942,887     429,364,263
                                 -------------  -------------   ------------   ------------   -------------

     Totals                      $ 207,343,553  $ 322,406,313   $ 48,885,444   $  6,131,651   $ 483,366,803
                                 =============  =============   ============   ============   =============

10.  SUBSEQUENT EVENT

     On January 23, 2004, the trustees of the Trust approved a transaction pursuant to which GMO Alpha LIBOR Fund (ALF) contributed its net assets, other than its interest in GMO SPV I, LLC, its claims resulting from its holdings of the NPF Securities, and a fixed amount of cash, such contribution representing 94.14% of ALF's assets, to GMO Short-Duration Collateral Fund (SDCF) in exchange for SDCF shares. The transaction, which was structured as a tax-free reorganization, was consummated after the close of business on March 31, 2004 and the shares received by ALF were then distributed to its shareholders, including the Fund. After distribution of the SDCF shares, ALF changed its name to GMO Special Purpose Holding Fund and elected partnership status for Federal income tax purposes.

     REPORT OF INDEPENDENT AUDITORS

     TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
     GMO CORE PLUS BOND FUND

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Core Plus Bond Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Boston, Massachusetts
     April 22, 2004

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions to shareholders included:
    $14,759,910 from short-term capital gains,
    $2,442,702 from long-term capital gains, all of which were subject to the 20% rate gains category.

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                              NUMBER OF
                                                                            PORTFOLIOS IN
                                                             PRINCIPAL          FUND            OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)       COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,       POSITION(S)      AND LENGTH OF        DURING PAST      OVERSEEN BY       HELD BY
    AND DOB         HELD WITH TRUST     TIME SERVED         FIVE YEARS         TRUSTEE         TRUSTEE
------------------  ---------------  -----------------  ------------------  -------------  --------------
Jay O. Light        Trustee          Since May 1996     Professor of
c/o GMO Trust                                           Business                 41            *(2)
40 Rowes Wharf                                          Administration
Boston, MA 02110                                        and Senior
DOB: 10/03/1941                                         Associate Dean,
                                                        Harvard
                                                        University.

Donald W.           Trustee          Since              Advisory Counsel,
Glazer, Esq.                         December 2000      Goodwin Procter           41           None
c/o GMO Trust                                           LLP; Secretary
40 Rowes Wharf                                          and Consultant,
Boston, MA                                              Provant, Inc.
02110                                                   (provider of
DOB: 07/26/1944                                         performance
                                                        improvement
                                                        training services
                                                        and products)(1998
                                                        - present);
                                                        Consultant -
                                                        Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                              NUMBER OF
                                                                            PORTFOLIOS IN
                                                            PRINCIPAL           FUND          OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)       COMPLEX     DIRECTORSHIPS
 NAME, ADDRESS,       POSITION(S)      AND LENGTH OF     DURING PAST FIVE    OVERSEEN BY      HELD BY
    AND DOB         HELD WITH TRUST     TIME SERVED          YEARS             TRUSTEE        TRUSTEE
------------------  ---------------  ---------------    ------------------  -------------  --------------
R. Jeremy           Chairman of      Since September    Chairman,
Grantham(3)         the Board of     1985.              Grantham, Mayo,          41            None
c/o GMO Trust       Trustees         President from     Van Otterloo &
40 Rowes Wharf                       February 2002 -    Co. LLC
Boston, MA 02110                     October 2002;
DOB: 10/06/1938                      President
                                     Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                         TERM OF OFFICE(4)
 NAME, ADDRESS, AND          POSITION(S) HELD              AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
        DOB                     WITH TRUST                  TIME SERVED                   DURING PAST FIVE YEARS
-----------------------   ----------------------   -----------------------------   -------------------------------------
Scott Eston               President and Chief      President and Chief             Chief Financial Officer
c/o GMO Trust             Executive Officer        Executive Officer since         (1997-present), Chief Operating
40 Rowes Wharf                                     October 2002; Vice              Officer (2000 - present) and Member,
Boston, MA 02110                                   President from August 1998      Grantham, Mayo, Van Otterloo & Co.
DOB: 01/20/1956                                    - October 2002.                 LLC.

Susan Randall Harbert     Chief Financial          Chief Financial Officer         Member, Grantham, Mayo, Van Otterloo
c/o GMO Trust             Officer and Treasurer    since February 2000;            & Co. LLC.
40 Rowes Wharf                                     Treasurer since February
Boston, MA 02110                                   1998.
DOB: 04/25/1957

Brent Arvidson            Assistant Treasurer      Since September 1998.           Senior Fund Administrator, Grantham,
c/o GMO Trust                                                                      Mayo, Van Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.    Vice President and       Vice President since            General Counsel, Anti-Money
c/o GMO Trust             Clerk                    February 1997; Clerk since      Laundering Reporting Officer (July
40 Rowes Wharf                                     March 2001 - present and        2002 - February 2003) and Member,
Boston, MA 02110                                   May 1999 - August 1999.         Grantham, Mayo, Van Otterloo & Co.
DOB: 07/20/1965                                                                    LLC.

Elaine M. Hartnett, Esq.  Vice President and       Vice President since August     Associate General Counsel, Grantham,
c/o GMO Trust             Secretary                1999; Secretary since March     Mayo, Van Otterloo & Co. LLC (June
40 Rowes Wharf                                     2001.                           1999 - present); Associate/Junior
Boston, MA 02110                                                                   Partner, Hale and Dorr LLP (1991 -
DOB: 02/18/1945                                                                    1999).

Julie Perniola            Vice President and       Since February 2003.            Anti-Money Laundering Reporting
c/o GMO Trust             Anti-Money Laundering                                    Officer (February 2003 - present) and
40 Rowes Wharf            Compliance Officer                                       Compliance Officer, Grantham, Mayo,
Boston, MA 02110                                                                   Van Otterloo & Co. LLC.
DOB: 10/07/1970

William L. Nemerever      Vice President           Vice President since            Member, Grantham, Mayo, Van Otterloo
c/o GMO Trust                                      February 2004.                  & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGEMENT

Day-to-day management of the Fund's portfolio is the responsibility of the Fixed Income Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Emerging Country Debt Share Fund returned +29.9% for the fiscal year ended February 29, 2004, as compared with +20.8% for the J.P. Morgan Emerging Markets Bond Index Global (EMBIG).

The Fund outperformed the benchmark during the fiscal year by 9.1%. EMBIG spreads over U.S. Treasuries tightened from 659 to 431 basis points during the period. The EMBIG return of +20.8% was driven by carry (the yield on the index averaged almost 9%) and capital gains from spread tightening, despite the 28 basis point increase in U.S. interest rates.

The biggest gainers of the fiscal year were Ecuador (+78.9%), Uruguay (+73.5%), and Brazil (+44.6%). Latin American countries outperformed those outside the region, +26.6% to +14.4%. The worst performing countries for the year were the Dominican Republic (-22.6%), Croatia (+1.7%), and Hungary (+3.5%).

Market selection added value, primarily from the South Korea and Malaysia underweights and the overweight in Ivory Coast. Overweighting Dominican Republic and Bulgaria detracted from value added. Security selection added 820 basis points of positive alpha in total. Positions in Russia were the largest contributor, where 2030 Eurobonds outperformed and options trades added value. Bond selection was also highly positive in Argentina and Brazil.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

EMERGING COUNTRY DEBT SHARE FUND-III
As Of: 2/29/2004

                        GMO EMERGING COUNTRY     J.P. MORGAN EMERGING          J.P. MORGAN EMERGING
                         DEBT SHARE FUND       MARKETS BOND INDEX GLOBAL     MARKETS BOND INDEX GLOBAL +*
        7/20/1998           5,000,000                  5,000,000                  5,000,000
        9/30/1998           3,080,000                  3,841,525                  3,792,925
       12/31/1998           3,484,100                  4,282,670                  4,169,145
        3/31/1999           3,634,710                  4,506,505                  4,380,025
        6/30/1999           3,850,585                  4,710,910                  4,609,915
        9/30/1999           3,900,790                  4,781,155                  4,665,150
       12/31/1999           4,603,705                  5,318,150                  5,252,035
        3/31/2000           5,269,650                  5,667,665                  5,597,210
        6/30/2000           5,275,440                  5,687,770                  5,617,060
        9/30/2000           5,698,170                  5,971,675                  5,897,440
       12/31/2000           5,718,790                  6,084,255                  6,008,620
        3/31/2001           5,900,230                  6,222,325                  6,144,970
        6/30/2001           6,229,515                  6,438,330                  6,358,290
        9/30/2001           6,007,750                  6,169,705                  6,093,005
       12/31/2001           6,533,795                  6,166,795                  6,090,130
        3/31/2002           7,123,600                  6,523,575                  6,442,475
        6/30/2002           6,855,510                  6,223,105                  6,145,735
        9/30/2002           6,887,685                  6,199,395                  6,122,325
       12/31/2002           7,776,575                  6,975,570                  6,888,850
        3/31/2003           8,386,000                  7,435,870                  7,343,425
        6/30/2003           9,639,180                  8,185,175                  8,083,415
        9/30/2003           9,912,745                  8,371,190                  8,267,115
       12/31/2003          10,565,020                  8,765,540                  8,656,560
        2/29/2004          10,660,485                  8,841,350                  8,731,425

Average Annual Returns
Inception                           7/20/1998

      1YR         5YR                 10YR(ITD)
     29.91       25.43                  14.43

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

* J.P. Morgan EMBI Global + represents the J.P. Morgan EMBI prior to 8/95, J.P. Morgan EMBI+ through 12/31/99 and the J.P. Morgan EMBI Global thereafter. The manager changed the benchmark due to the belief that the EMBIG is more diversified and representative of the universe of emerging country debt.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES          DESCRIPTION                                                       VALUE ($)
--------------------------------------------------------------------------------------------------
                     MUTUAL FUND -- 99.3%

        9,534,748    GMO Emerging Country Debt Fund, Class III (Cost $92,054,837)      100,210,111
                                                                                   ---------------

                     TOTAL INVESTMENTS -- 99.3%
                     (Cost $92,054,837)                                                100,210,111

                     Other Assets and Liabilities (net) -- 0.7%                            732,565
                                                                                   ---------------

                     TOTAL NET ASSETS -- 100.0%                                    $   100,942,676
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES --  FEBRUARY 29, 2004

ASSETS:
  Investments in affiliated issuers, at value (cost $92,054,837) (Notes 2 and 8)   $   100,210,111
  Cash                                                                                     532,552
  Receivable for Fund shares sold                                                          212,215
  Interest receivable                                                                           98
  Receivable for expenses reimbursed by Manager (Note 3)                                    12,232
                                                                                   ---------------

    Total assets                                                                       100,967,208
                                                                                   ---------------

LIABILITIES:
  Payable to affiliate for (Note 3):
    Trustees fee                                                                               196
  Accrued expenses                                                                          24,336
                                                                                   ---------------

    Total liabilities                                                                       24,532
                                                                                   ---------------
NET ASSETS                                                                         $   100,942,676
                                                                                   ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                  $    92,728,970
  Accumulated undistributed net investment income                                            2,273
  Accumulated net realized gain                                                             56,159
  Net unrealized appreciation                                                            8,155,274
                                                                                   ---------------
                                                                                   $   100,942,676
                                                                                   ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                 $   100,942,676
                                                                                   ===============

SHARES OUTSTANDING:
  Class III                                                                             10,046,829
                                                                                   ===============

NET ASSET VALUE PER SHARE:
  Class III                                                                        $         10.05
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends from affiliated issuers                                                $     8,758,341
  Interest                                                                                   2,130
                                                                                   ---------------

       Total income                                                                      8,760,471
                                                                                   ---------------

EXPENSES:
  Custodian and transfer agent fees                                                         13,920
  Audit and tax fees                                                                        13,170
  Legal fees                                                                                 4,670
  Trustees fees and related expenses (Note 3)                                                1,817
  Registration fees                                                                         28,557
  Miscellaneous                                                                              9,198
                                                                                   ---------------
      Total expenses                                                                        71,332
  Fees and expenses reimbursed by Manager (Note 3)                                         (69,515)
                                                                                   ---------------
    Net expenses                                                                             1,817
                                                                                   ---------------

       Net investment income                                                             8,758,654
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN:
  Net realized gain on:
    Investments in affiliated issuers                                                    4,542,244
    Realized gains distributions from affiliated issuers                                 6,173,095
                                                                                   ---------------

       Net realized gain on investments                                                 10,715,339
                                                                                   ---------------

  Change in net unrealized appreciation (depreciation) on investments                    1,900,796
                                                                                   ---------------

    Net realized and unrealized gain                                                    12,616,135
                                                                                   ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    21,374,789
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED          YEAR ENDED
                                                               FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                                               ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                        $        8,758,654   $        5,865,818
  Net realized gain                                                    10,715,339            2,449,079
  Change in net unrealized appreciation (depreciation)                  1,900,796              360,455
                                                               ------------------   ------------------
  Net increase in net assets from operations                           21,374,789            8,675,352
                                                               ------------------   ------------------

Distributions to shareholders from:
  Net investment income
    Class III                                                         (14,886,042)          (6,495,001)
  Net realized gains
    Class III                                                          (3,919,639)                  --
                                                               ------------------   ------------------

                                                                      (18,805,681)          (6,495,001)
                                                               ------------------   ------------------
  Net share transactions (Note 7):
    Class III                                                          32,233,513          (25,991,923)
                                                               ------------------   ------------------
  Increase (decrease) in net assets resulting from
    net share transactions                                             32,233,513          (25,991,923)
                                                               ------------------   ------------------

    Total increase (decrease) in net assets                            34,802,621          (23,811,572)

NET ASSETS:
  Beginning of period                                                  66,140,055           89,951,627
                                                               ------------------   ------------------
   End of period (including accumulated
     undistributed net investment income of
     $2,273 and $3,705, respectively)                          $      100,942,676   $       66,140,055
                                                               ==================   ==================

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                YEAR ENDED FEBRUARY 28/29,
                                                     ----------------------------------------------------------------------
                                                        2004           2003           2002           2001           2000
                                                     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     9.56     $     9.25     $     8.90     $     8.70     $     6.84
                                                     ----------     ----------     ----------     ----------     ----------

Income from investment operations:
   Net investment income (a)                               1.10+          0.83+          1.03+          1.33+          1.10
   Net realized and unrealized gain                        1.73           0.57           0.51           0.23           1.97
                                                     ----------     ----------     ----------     ----------     ----------

       Total from investment operations                    2.83           1.40           1.54           1.56           3.07
                                                     ----------     ----------     ----------     ----------     ----------

Less distributions to shareholders:
   From net investment income                             (1.85)         (1.09)         (1.19)         (1.36)         (1.20)
   From net realized gains                                (0.49)            --             --             --          (0.01)
                                                     ----------     ----------     ----------     ----------     ----------

       Total distributions                                (2.34)         (1.09)         (1.19)         (1.36)         (1.21)
                                                     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                       $    10.05     $     9.56     $     9.25     $     8.90     $     8.70
                                                     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                          29.91%         15.81%         18.47%         18.71%         46.71%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                 $  100,943     $   66,140     $   89,952     $  102,481     $   86,280
   Net expenses to average daily net assets (c)            0.00%(d)       0.00%(d)       0.00%(d)       0.00%          0.00%
   Net investment income to average daily net
       assets (a)                                         10.06%          8.88%         11.43%         14.39%         14.22%
   Portfolio turnover rate                                   20%            30%            14%             0%             0%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                             0.08%          0.08%          0.06%          0.03%          0.04%

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund ("ECDF").
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Net expenses exclude expenses incurred indirectly through investment in ECDF. (See Note 2)
(d)  The ratio of net expenses to average daily net assets was less than 0.01%.
+    Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Emerging Country Debt Share Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in Class III Shares of GMO Emerging Country Debt Fund ("ECDF"), a portfolio of the Trust. GMO also serves as investment manager to ECDF. ECDF pursues its objective by investing primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe. The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global (EMBIG). The financial statements of ECDF should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Shares of ECDF are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements of the underlying funds. At February 29, 2004, the total value of these securities represented 23.3% of net assets.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ending February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income were $14,886,042 and $6,495,001, respectively. For the years ended February 29, 2004 and February 28, 2003, the distributions paid from long-term capital gains were $3,919,639 and $0, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $2,273 and $798,216 of undistributed ordinary income and undistributed long-tern capital gains, respectively. The temporary difference between book and tax basis distributable earnings are primarily due to losses on wash sale transactions.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

                ACCUMULATED                ACCUMULATED
             UNDISTRIBUTED NET          UNDISTRIBUTED NET
             INVESTMENT INCOME            REALIZED GAIN            PAID-IN CAPITAL
          ----------------------     ----------------------    ----------------------
              $  6,125,956                $  (6,125,955)               $  (1)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Income dividends and capital gain distributions from ECDF are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in ECDF (See Note 3).

     PURCHASES AND REDEMPTIONS OF FUNDS SHARES
     The Fund does not charge any purchase premium or redemption fee in connection with the purchase and sale of Fund shares. As a shareholder in ECDF, the Fund will indirectly bear ECDF's purchase premium and redemption fees which are .50% and .25%, respectively. ECDF's redemption fee is reduced by 50% for in-kind redemptions. These fees are paid to and retained by ECDF.

     INVESTMENT RISK
     The Fund is subject to the investment risk associated with an investment in ECDF. Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in ECDF's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede ECDF's ability to repatriate amounts it receives. ECDF may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, ECDF may not be able to realize in an actual sale amounts approximating those used to value its holdings. Additionally, the investment risk associated with an investment in ECDF may be more pronounced to the extent that ECDF engages in derivative transactions.

     ECDF owns loans and bonds representing significant exposure to the risk of default in many countries, but has the most sizable of such positions relating to Russia and Brazil. The Fund's financial position would be substantially adversely affected in the case of a default by either of these countries on obligations held by the Fund, or on obligations issued by those countries generally. The Fund has purchased default protection in the form of credit default swap agreements with respect to both countries, which may offset some of the losses that the Fund might experience in the case of a default on bonds issued by such countries; however the Fund as of February 29, 2004 has sold more of such default protection than it has purchased. However, it is important to note that (i) such protection would not cover losses due to defaults on loan assignments or participations,
     (ii) such protection will generally not be sufficient to cover all of the Fund's losses in the case of default, and (iii) due to the privately negotiated nature of such instruments, under some circumstances, the protection offered by such instruments may not

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     be realized, even if the Fund incurs substantial losses due to weakening of the credit or virtual default by the countries.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The manager does not directly charge an advisory fee or shareholder service fee. GMO, in its capacity as Manager of ECDF, earns a management fee at the annual rate of .35% of ECDF's average daily net assets. Additionally, Class III shares of ECDF bear a shareholder service fee at the annual rate of .15% of ECDF Class III shares' average daily net assets.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).

     The Fund incurs fees and expenses indirectly as a shareholder in ECDF. For the year ended February 29, 2004, shareholder service fees incurred indirectly by the Fund through its investment in ECDF were .149% of the Fund's average daily net assets, indirect operating expenses (excluding shareholder service fees and investment-related expenses) were .422% of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .077% of the Fund's average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $1,178. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $45,296,436 and $16,950,000, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                               GROSS UNREALIZED   GROSS UNREALIZED     NET UNREALIZED
             AGGREGATE COST      APPRECIATION       DEPRECIATION        APPRECIATION
            -----------------  -----------------  -----------------  -----------------
              $  92,796,894       $  7,413,217        $  --            $  7,413,217

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 100% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                YEAR ENDED                        YEAR ENDED
                                            FEBRUARY 29, 2004                 FEBRUARY 28, 2003
                                       ------------------------------   ------------------------------
      CLASS III:                            SHARES          AMOUNT           SHARES         AMOUNT
                                       -------------   --------------   -------------   --------------
      Shares sold                          3,088,019   $   33,734,749       1,532,346    $  14,338,722
      Shares issued to shareholders in
         reinvestment of distributions     1,896,128       18,805,681         717,691        6,495,001
      Shares repurchased                  (1,852,245)     (20,306,917)     (5,057,362)     (46,825,646)
                                       -------------   ---------------  -------------   --------------
      Net increase (decrease)              3,131,902   $   32,233,513      (2,807,325)   $ (25,991,923)
                                       =============   ===============  =============   ==============

8.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the year ended February 29, 2004, is set forth below:

                                   VALUE,
                                   BEGINNING                      SALES          DIVIDEND      VALUE, END OF
     AFFILIATE                     OF PERIOD       PURCHASES      PROCEEDS       INCOME        PERIOD
     --------------------------------------------------------------------------------------------------------
     GMO Emerging Country Debt
     Fund, Class III               $ 65,420,635    $ 45,296,436   $ 16,950,000   $ 8,758,341   $ 100,210,111
                                   ============    ============   ============   ===========   =============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO EMERGING COUNTRY DEBT SHARE FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Emerging Country Debt Share Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The  Fund's distributions to shareholders included:
     $3,919,639 from long-term capital gains, all of which were subject to the 20% rate gains category.

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                            NUMBER OF
                                                                          PORTFOLIOS IN
                                        TERM OF           PRINCIPAL           FUND          OTHER
                                     OFFICE(1) AND      OCCUPATION(S)        COMPLEX     DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)     LENGTH OF TIME    DURING PAST FIVE    OVERSEEN BY      HELD BY
     AND DOB       HELD WITH TRUST       SERVED              YEARS           TRUSTEE        TRUSTEE
----------------   ---------------   ---------------   ----------------    -----------   -------------
Jay O. Light       Trustee           Since May 1996    Professor of
c/o GMO Trust                                          Business                 41             *(2)
40 Rowes Wharf                                         Administration and
Boston, MA                                             Senior Associate
02110                                                  Dean, Harvard
DOB: 10/03/1941                                        University.

Donald W.          Trustee           Since             Advisory
Glazer, Esq.                         December 2000     Counsel, Goodwin         41             None
c/o GMO Trust                                          Procter LLP;
40 Rowes Wharf                                         Secretary and
Boston, MA                                             Consultant,
02110                                                  Provant, Inc.
DOB: 07/26/1944                                        (provider of
                                                       performance
                                                       improvement
                                                       training
                                                       services and
                                                       products)(1998 -
                                                       present);
                                                       Consultant -
                                                       Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                          TERM OF            PRINCIPAL           FUND            OTHER
                                       OFFICE(1) AND        OCCUPATION(S)       COMPLEX        DIRECTORSHIPS
 NAME, ADDRESS,       POSITION(S)      LENGTH OF TIME     DURING PAST FIVE     OVERSEEN BY       HELD BY
     AND DOB        HELD WITH TRUST        SERVED             YEARS              TRUSTEE         TRUSTEE
----------------    ---------------    ---------------    ----------------    -------------    -------------
R. Jeremy           Chairman of        Since September    Chairman,
Grantham(3)         the Board of       1985.              Grantham, Mayo,          41             None
c/o GMO Trust       Trustees           President from     Van Otterloo &
40 Rowes Wharf                         February 2002 -    Co. LLC
Boston, MA                             October 2002;
02110                                  President
DOB:  10/06/1938                       Quantitative
                                       from September
                                       1985 - February
                                       2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                    TERM OF OFFICE(4)
NAME, ADDRESS, AND         POSITION(S) HELD           AND LENGTH OF          PRINCIPAL OCCUPATION(S)
      DOB                      WITH TRUST              TIME SERVED            DURING PAST FIVE YEARS
------------------------   --------------------   -----------------------   -----------------------------
Scott Eston                President and Chief    President and Chief       Chief Financial Officer
c/o GMO Trust              Executive Officer      Executive Officer         (1997-present), Chief
40 Rowes Wharf                                    since October 2002;       Operating Officer (2000 -
Boston, MA 02110                                  Vice President from       present) and Member,
DOB:  01/20/1956                                  August 1998 - October     Grantham, Mayo, Van Otterloo
                                                  2002.                     & Co. LLC.

Susan Randall Harbert      Chief Financial        Chief Financial           Member, Grantham, Mayo, Van
c/o GMO Trust              Officer and            Officer since             Otterloo & Co. LLC.
40 Rowes Wharf             Treasurer              February 2000;
Boston, MA 02110                                  Treasurer since
DOB:  04/25/1957                                  February 1998.

Brent Arvidson             Assistant Treasurer    Since September 1998.     Senior Fund Administrator,
c/o GMO Trust                                                               Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                                              & Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.     Vice President and     Vice President since      General Counsel, Anti-Money
c/o GMO Trust              Clerk                  February 1997; Clerk      Laundering Reporting Officer
40 Rowes Wharf                                    since March 2001 -        (July 2002 - February 2003)
Boston, MA 02110                                  present and May 1999      and Member, Grantham, Mayo,
DOB:  07/20/1965                                  - August 1999.            Van Otterloo & Co. LLC.

Elaine M. Hartnett,        Vice President and     Vice President since      Associate General Counsel,
Esq.                       Secretary              August 1999;              Grantham, Mayo, Van Otterloo
c/o GMO Trust                                     Secretary since March     & Co. LLC (June 1999 -
40 Rowes Wharf                                    2001.                     present); Associate/Junior
Boston, MA 02110                                                            Partner, Hale and Dorr LLP
DOB:  02/18/1945                                                            (1991 - 1999).

Julie Perniola             Vice President and     Since February 2003.      Anti-Money Laundering
c/o GMO Trust              Anti-Money                                       Reporting Officer (February
40 Rowes Wharf             Laundering                                       2003 - present) and
Boston, MA 02110           Compliance Officer                               Compliance Officer, Grantham,
DOB:  10/07/1970                                                            Mayo, Van Otterloo & Co. LLC.

William L. Nemerever       Vice President         Vice President since      Member, Grantham, Mayo, Van
c/o GMO Trust                                     February 2004.            Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGEMENT

Day-to-day management of the Fund's portfolio is the responsibility of the Fixed Income Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Global Bond Fund returned +20.2% for the fiscal year ended February 29, 2004, as compared to +12.0% for the J.P. Morgan Global Government Bond Index. The Fund's exposure to various issues is achieved directly and indirectly through its investment in the GMO Emerging Country Debt Fund, the GMO Alpha LIBOR Fund (ALF), and the GMO Short-Duration Collateral Fund.

The Fund outperformed the benchmark during the fiscal year by 8.2%. Bond market, currency selection, emerging debt exposure, and issue selection each added value during the period.

Overweight positions in Canadian and Swedish bond markets, as well as underweight positions in British and U.S. bond markets, added value to the Fund during the period. In addition, overweight positions in British pounds, Australian dollars, New Zealand dollars, and Swedish krona, and an underweight position in Canadian dollars generated significant gains, offsetting underweight positions in Swiss francs, Japanese yen, and the euro. Issue selection added value while the Fund's exposure to non-Treasury/Agency securities benefited relative performance as spreads tightened during the period. Emerging country debt exposure also added value to the Fund during the fiscal year.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GLOBAL BOND FUND-III
As Of: 2/29/2004

                             GMO GLOBAL BOND FUND         J.P. MORGAN GLOBAL GOV'T. BOND INDEX
     12/28/1995                    5,000,000                              5,000,000
     12/31/1995                    5,000,000                              5,001,125
      3/31/1996                    4,915,000                              4,913,370
      6/30/1996                    5,135,000                              4,943,045
      9/30/1996                    5,383,110                              5,082,810
     12/31/1996                    5,653,595                              5,221,060
      3/31/1997                    5,468,230                              5,016,815
      6/30/1997                    5,675,400                              5,164,350
      9/30/1997                    5,943,445                              5,253,135
     12/31/1997                    6,013,400                              5,294,285
      3/31/1998                    6,109,615                              5,346,645
      6/30/1998                    6,169,750                              5,467,290
      9/30/1998                    6,489,115                              5,927,860
     12/31/1998                    6,629,860                              6,105,080
      3/31/1999                    6,299,635                              5,867,045
      6/30/1999                    6,096,420                              5,665,905
      9/30/1999                    6,293,285                              5,888,855
     12/31/1999                    6,262,340                              5,794,980
      3/31/2000                    6,314,525                              5,816,730
      6/30/2000                    6,288,430                              5,819,000
      9/30/2000                    6,184,060                              5,675,440
     12/31/2000                    6,536,315                              5,930,595
      3/31/2001                    6,340,615                              5,763,135
      6/30/2001                    6,203,625                              5,672,070
      9/30/2001                    6,640,685                              6,076,730
     12/31/2001                    6,495,920                              5,882,995
      3/31/2002                    6,412,815                              5,794,250
      6/30/2002                    7,264,625                              6,450,825
      9/30/2002                    7,465,460                              6,719,645
     12/31/2002                    7,360,405                              7,022,985
      3/31/2003                    7,625,050                              7,235,115
      6/30/2003                    8,181,340                              7,519,365
      9/30/2003                    8,434,045                              7,657,440
     12/31/2003                    8,989,330                              8,042,060
      2/29/2004                    9,146,485                              8,086,715

Average Annual Returns
Inception                12/28/1995

1YR          5YR            10YR(ITD)
20.21        7.85             7.66

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    PAR VALUE/
 PRINCIPAL AMOUNT    DESCRIPTION                                                                  VALUE ($)
--------------------------------------------------------------------------------------------------------------
                     DEBT OBLIGATIONS -- 20.4%

                     AUSTRIA -- 2.2%
USD     2,500,000    Bank Austria Creditanstalt, AG, Series EMTN, 144A, 7.25%, due 02/15/17          3,041,750
                                                                                               ---------------

                     CANADA -- 1.6%
GBP     1,000,000    Province of Quebec, 8.63%, due 11/04/11                                         2,236,981
                                                                                               ---------------

                     UNITED STATES -- 16.6%
                     ASSET-BACKED SECURITIES -- 12.9%
USD     2,948,713    Medallion Trust Series 03-1G Class A,
                        Variable Rate, 3 mo. LIBOR + .19%, 1.36%, due 12/21/33                       2,948,713
GBP     4,000,000    RMAC Series 03-NS1X Class A2A, 144A, AMBAC,
                        Variable Rate, 3 mo. GBP LIBOR + .45%, 4.46%, due 06/12/35                   7,457,996
GBP     4,000,000    RMAC Series 03-NS2A Class A2A, 144A, AMBAC,
                        Variable Rate, 3 mo. GBP LIBOR + .40%, 4.41%, due 09/12/35                   7,426,912
                                                                                               ---------------
                                                                                                    17,833,621
                                                                                               ---------------

                     U.S. GOVERNMENT -- 3.7%
USD     1,095,550    U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10                       1,309,182
USD     3,371,730    U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a)                   3,903,305
                                                                                               ---------------
                                                                                                     5,212,487
                                                                                               ---------------
                     Total United States                                                            23,046,108
                                                                                               ---------------
                     TOTAL DEBT OBLIGATIONS (COST $25,393,742)                                      28,324,839
                                                                                               ---------------
                     CALL OPTIONS PURCHASED -- 3.2%

                     CROSS CURRENCY OPTIONS -- 3.2%
GBP    34,000,000    GBP Call/JPY Put, Expires 06/07/2004, Strike JPY 188.00                         4,452,770
                                                                                               ---------------
                     TOTAL CALL OPTIONS PURCHASED (COST $851,805)                                    4,452,770
                                                                                               ---------------

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

         SHARES      DESCRIPTION                                                                  VALUE ($)
        ------------------------------------------------------------------------------------------------------
                     MUTUAL FUNDS -- 76.4%

        2,081,576    Merrimac Cash Fund                                                              2,081,576
          757,799    GMO Alpha LIBOR Fund                                                           18,270,533
          394,054    GMO Emerging Country Debt Fund, Class III                                       4,141,507
        3,232,007    GMO Short-Duration Collateral Fund                                             81,381,945
                                                                                               ---------------
                     TOTAL MUTUAL FUNDS (COST $106,144,151)                                        105,875,561
                                                                                               ---------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost $132,389,698)                                                           138,653,170
                     Other Assets and Liabilities (net) -- 0.0%                                         31,170
                                                                                               ---------------
                     TOTAL NET ASSETS-- 100.0%                                                 $   138,684,340
                                                                                               ===============

                     NOTES TO SCHEDULE OF INVESTMENTS:

                     144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

                     AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation

                     EMTN - Euromarket Medium Term Note

                     Variable rates - The rates shown on Variable rate notes are the current interest rates at February 29, 2004, which are subject to change based on the terms of the security.

                     CURRENCY ABBREVIATIONS:

                     AUD - Australian Dollar

                     CAD - Canadian Dollar

                     CHF - Swiss Franc

                     EUR - Euro

                     GBP - British Pound

                     JPY - Japanese Yen

                     NZD - New Zealand Dollar

                     SEK - Swedish Krona

                     USD - United States Dollar

                     (a)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 8).

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
   Investments in unaffiliated issuers, at value (cost $28,327,123)(Note 2)                  $     34,859,185
   Investments in affiliated issuers, at value (cost $104,062,575) (Notes 2 and 9)                103,793,985
   Interest receivable                                                                                227,301
   Receivable for open forward foreign currency contracts (Notes 2 and 8)                           3,659,505
   Receivable for variation margin on open futures contracts (Notes 2 and 8)                          101,275
   Net receivable for open swap contracts (Notes 2 and 8)                                             954,812
   Periodic payments from open swap contracts (Notes 2 and 8)                                         168,138
   Receivable for expenses reimbursed by Manager (Note 3)                                              10,511
                                                                                             ----------------

       Total assets                                                                               143,774,712
                                                                                             ----------------

LIABILITIES:
   Due to custodian                                                                                   131,232
   Payable to affiliate for (Note 3):
       Management fee                                                                                  20,942
       Shareholder service fee                                                                         16,533
       Trustees fee                                                                                       250
   Payable for open forward foreign currency contracts (Notes 2 and 8)                              4,871,750
   Accrued expenses                                                                                    49,665
                                                                                             ----------------

       Total liabilities                                                                            5,090,372
                                                                                             ----------------
NET ASSETS                                                                                   $    138,684,340
                                                                                             ================

NET ASSETS CONSIST OF:
   Paid-in capital                                                                           $    144,444,755
   Accumulated undistributed net investment income                                                  1,216,167
   Accumulated net realized loss                                                                  (12,183,288)
   Net unrealized appreciation                                                                      5,206,706
                                                                                             ----------------
                                                                                             $    138,684,340
                                                                                             ================

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                          $    138,684,340
                                                                                            ================

SHARES OUTSTANDING:
     Class III                                                                                     15,894,686
                                                                                             ================

NET ASSET VALUE PER SHARE:
   Class III                                                                                 $           8.73
                                                                                             ================

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
   Interest                                                                                  $      1,008,381
   Dividends from affiliated issuers (Note 10)                                                      1,624,952
                                                                                             ----------------
       Total income                                                                                 2,633,333
                                                                                             ----------------

EXPENSES:
   Management fee (Note 3)                                                                            282,993
   Shareholder service fee (Note 3) - Class III                                                       223,416
   Custodian and transfer agent fees                                                                   72,899
   Audit and tax fees                                                                                  54,286
   Legal fees                                                                                          11,520
   Trustees fees and related expenses (Note 3)                                                          3,123
   Registration fees                                                                                    9,988
   Miscellaneous                                                                                        8,598
                                                                                             ----------------
       Total expenses                                                                                 666,823
   Fees and expenses reimbursed by Manager (Note 3)                                                  (156,095)
   Indirectly incurred fees waived or borne by Manager (Note 3)                                       (20,908)
   Shareholder service fee waived (Note 3) - Class III                                                 (7,285)
                                                                                             ----------------
       Net expenses                                                                                   482,535
                                                                                             ----------------
         Net investment income                                                                      2,150,798
                                                                                             ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
       Investments in unaffiliated issuers                                                         (2,274,965)
       Investments in affiliated issuers                                                              167,331
       Realized gains distributions from affiliated issuers                                           279,844
       Closed futures contracts                                                                     1,250,037
       Closed swap contracts                                                                        1,435,049
       Written options                                                                                124,740
       Foreign currency, forward contracts and foreign currency related transactions               17,195,729
                                                                                             ----------------
         Net realized gain                                                                         18,177,765
                                                                                             ----------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                                  9,007,772
       Open futures contracts                                                                      (1,127,374)
       Open swap contracts                                                                            (52,371)
       Foreign currency, forward contracts and foreign currency related transactions               (2,169,036)
                                                                                             ----------------
         Net unrealized gain                                                                        5,658,991
                                                                                             ----------------
       Net realized and unrealized gain                                                            23,836,756
                                                                                             ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $     25,987,554
                                                                                             ================

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 YEAR ENDED               YEAR ENDED
                                                                              FEBRUARY 29, 2004        FEBRUARY 28, 2003
                                                                              -----------------        -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                                       $     2,150,798          $     3,032,237
   Net realized gain                                                                18,177,765               37,728,716
   Change in net unrealized appreciation (depreciation)                              5,658,991                6,438,357
                                                                               ---------------          ---------------

   Net increase in net assets from operations                                       25,987,554               47,199,310
                                                                               ---------------          ---------------

Distributions to shareholders from:
   Net investment income
       Class III                                                                            --              (37,454,172)
   Net realized gains
       Class III                                                                   (35,881,030)              (4,977,299)
   Return of capital
       Class III                                                                    (2,133,668)                      --
                                                                               ---------------          ---------------

                                                                                   (38,014,698)             (42,431,471)
                                                                               ---------------          ---------------
   Net share transactions (Note 7):
       Class III                                                                   (85,130,892)             (41,999,305)
                                                                               ---------------          ---------------
   Decrease in net assets resulting from net share transactions                    (85,130,892)             (41,999,305)
                                                                               ---------------          ---------------

       Total decrease in net assets                                                (97,158,036)             (37,231,466)

NET ASSETS:
   Beginning of period                                                             235,842,376              273,073,842
                                                                               ---------------          ---------------
   End of period (including accumulated undistributed net
     investment income of $1,216,167 and distributions in
     excess of net investment income of $899,487,
     respectively)                                                             $   138,684,340          $   235,842,376
                                                                               ===============          ===============

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             YEAR ENDED FEBRUARY 28/29,(e)
                                                        ----------------------------------------------------------------------
                                                           2004           2003           2002          2001(d)         2000
                                                        ---------      ---------      ---------       ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    9.20      $    9.33      $   10.04       $    9.41      $    9.87
                                                        ---------      ---------      ---------       ---------      ---------
Income from investment operations:
   Net investment income                                     0.12(a)+       0.09(a)+       0.52(a)+        0.50(a)+       0.51
   Net realized and unrealized gain (loss)                   1.42           1.49          (0.65)           0.13          (0.71)
                                                        ---------      ---------      ---------       ---------      ---------
      Total from investment operations                       1.54           1.58          (0.13)           0.63          (0.20)
                                                        ---------      ---------      ---------       ---------      ---------
Less distributions to shareholders:
   From net investment income                                  --          (1.51)         (0.39)             --          (0.26)
   From net realized gains                                  (1.90)         (0.20)         (0.19)             --             --
   Return of capital                                        (0.11)            --             --              --             --
                                                        ---------      ---------      ---------       ---------      ---------
      Total distributions                                   (2.01)         (1.71)         (0.58)             --          (0.26)
                                                        ---------      ---------      ---------       ---------      ---------
NET ASSET VALUE, END OF PERIOD                          $    8.73      $    9.20      $    9.33       $   10.04      $    9.41
                                                        =========      =========      =========       =========      =========
TOTAL RETURN (b)                                            20.21%         17.76%         (1.34)%          6.70%         (2.07)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $ 138,684      $ 235,842      $ 273,074       $ 291,112      $ 182,730
   Net operating expenses to average daily net assets        0.32%(f)       0.33%(f)       0.32%(f)        0.33%(f)       0.34%
   Interest expense to average daily net assets                --             --             --              --           0.16%(c)
   Total net expenses to average daily net assets            0.32%          0.33%          0.32%           0.33%          0.50%
   Net investment income to average daily net assets         1.44%(a)       1.10%(a)       5.36%(a)        5.34%(a)       5.09%
   Portfolio turnover rate                                     45%            50%            28%             35%           116%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                               0.12%          0.08%          0.08%           0.08%          0.08%

+    Computed using average shares outstanding throughout the period.
(a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 5.36% to 5.34%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(e) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to decrease the net investment income ratio for the year ending February 29, 2004 by 0.17% and net investment income per share by $0.02. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.16%), (0.05%), (0.11%) and 0.07% and to net investment income per share of $(0.02), $(0.01), $(0.01) and less than $0.00 in the fiscal years ending February 28/29, 2003, 2002, 2001 and 2000, respectively.
(f) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Global Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in global bond and currency markets, primarily by investing in GMO Short-Duration Collateral Fund and "synthetic" bonds (created by the Manager by combining a futures contract, swap contract, or option, on a fixed income security with cash, a cash equivalent, or another fixed income security). The Fund's benchmark is the J.P. Morgan Global Government Bond Index.

     At February 29, 2004, 58.7% of the Fund was invested in the GMO Short-Duration Collateral Fund and 13.2% of the Fund was invested in the GMO Alpha LIBOR Fund, separate funds of GMO Trust managed by GMO. Shares of the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase. At February 29, 2004, 3.0% of the net assets of the Fund was invested in the GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. The financial statements of the GMO Alpha LIBOR Fund, the GMO Short-Duration Collateral Fund and the GMO Emerging Country Debt Fund should be read in conjunction with the Fund's financial statements. These financial statements are available without charge, upon request by calling (617)330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLE
     As a result of a recent FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts in all prior year financial highlights presented. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification decreased net investment income and increased net realized

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     gains by $259,581 for the year ended February 29, 2004 and decreased net investment income and increased net realized gains by $438,757 for the year ended February 28, 2003. This change had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the Fund, or underlying funds in which the Fund invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 29, 2004, the total value of these securities represented 13.8% of net assets.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 8 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of February 29, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 8 for all open futures contracts as of February 29, 2004.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See Schedule of Investments for all open purchased option contracts as of February 29, 2004.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See Note 8 for a summary of open swap agreements as of February 29, 2004.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. At February 29, 2004, there were no open repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. For the year ended February 29, 2004, the Fund did not enter into any reverse repurchase agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003 the tax basis of distributions paid was as follows: ordinary income -- $35,881,030 and $37,467,269, respectively, long-term capital gains -- $0 and $4,964,202, respectively, and return of capital -- $2,133,668 and $0, respectively.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to foreign currency transactions. The financial highlights exclude these adjustments.

                ACCUMULATED              ACCUMULATED
             UNDISTRIBUTED NET               NET
             INVESTMENT INCOME          REALIZED LOSS          PAID-IN CAPITAL
            -------------------      -------------------     -------------------
                $  (35,144)             $  (7,828,653)          $   7,863,797

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     At February 29, 2004, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the code, of $12,091,181 expiring in 2012. The Fund elected to defer to March 1, 2004 post-October losses of $55,732.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premiums and of discounts. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date and non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .19% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund may invest in Class III shares of GMO Emerging Country Debt Fund ("ECDF"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in ECDF. The Fund does not incur any indirect shareholder service fees as a result of the Fund's investment in GMO Alpha LIBOR Fund and GMO Short-Duration Collateral Fund ("SDCF").

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total direct annual operating expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying funds exceed .19% of the average daily net assets. For purposes of this calculation, the Fund's total direct annual operating expenses excludes shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees) ("Trustees fees"), and the following investment-related costs: brokerage commissions, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes. Additionally, the indirect fees and operating expenses incurred through investment in underlying funds excludes investment-related expenses and, with the exception of the Fund's investment in ECDF, Trustees fees.

     The Fund incurs fees and expenses indirectly as a shareholder in GMO Alpha LIBOR Fund, SDCF and ECDF. For the year ended February 29, 2004, indirect operating expenses (excluding shareholder service fees (ECDF only) and investment-related expenses) and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) incurred indirectly by the Fund through its investment in underlying funds (including GMO Alpha LIBOR Fund, SCDF and ECDF) were .019% and .021% of the Fund's average daily net assets, respectively. For the year ended February 29, 2004, shareholder service fees incurred indirectly by the Fund were .005% of the Fund's average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $1,946. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $64,659,796 and $168,150,385, respectively.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                              GROSS UNREALIZED    GROSS UNREALIZED      NET UNREALIZED
           AGGREGATE COST       APPRECIATION        DEPRECIATION         APPRECIATION
          ----------------    -----------------   -----------------    -----------------
           $  132,428,112       $  7,390,097        $ (1,165,039)        $  6,225,058

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 74.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, 0.02% of the Fund was held by one related party.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                               YEAR ENDED                         YEAR ENDED
                                            FEBRUARY 29, 2004                 FEBRUARY 28, 2003
                                     --------------------------------   ------------------------------
     CLASS III:                         SHARES            AMOUNT           SHARES           AMOUNT
                                     -------------    ---------------   ------------    --------------
     Shares sold                         1,369,413    $    12,108,168      6,930,581    $   62,503,500
     Shares issued to shareholders
      in reinvestment of
     distributions                       4,723,894         38,014,698      4,515,798        39,648,710
     Shares repurchased                (15,828,993)      (135,253,758)   (15,099,456)     (144,151,515)
                                       -----------    ---------------    -----------    --------------
     Net decrease                       (9,735,686)   $   (85,130,892)    (3,653,077)    $  (41,999,305)
                                       ===========    ===============    ===========    ==============

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                                     NET UNREALIZED
      SETTLEMENT                                    UNITS OF                          APPRECIATION
         DATE            DELIVER/RECEIVE            CURRENCY           VALUE         (DEPRECIATION)
      ----------    ------------------------     --------------    -------------    -----------------
         Buys

        3/23/04                AUD                   30,100,000    $  23,165,136      $     672,015
        3/30/04                CAD                    4,000,000        2,978,212            (65,282)
        4/27/04                CHF                   23,000,000       18,133,135           (459,561)
        4/20/04                EUR                   36,300,000       45,042,560             (7,062)
        4/13/04                GBP                   15,300,000       28,293,688            391,384
        3/09/04                JPY               13,910,000,000      127,338,173         (2,835,696)
        3/02/04                NZD                    9,600,000        6,580,800            457,317
        5/04/04                NZD                    7,200,000        4,898,285            (14,347)
                                                                                      -------------
                                                                                      $  (1,861,232)
                                                                                      =============

         Sales

        3/23/04                AUD                   25,000,000    $  19,240,146      $     (40,235)
        3/30/04                CAD                    9,400,000        6,998,798            318,826
        4/27/04                CHF                    1,300,000        1,024,916              3,663
        4/20/04                EUR                    4,500,000        5,583,788              5,943
        4/13/04                GBP                   44,800,000       82,846,878           (905,368)
        3/09/04                JPY                5,880,000,000       53,828,071          1,419,082
        3/02/04                NZD                    9,600,000        6,580,800            (11,108)
                                                                                      -------------
                                                                                      $     790,803
                                                                                      =============

      FORWARD CROSS CURRENCY CONTRACTS

                                                                                     NET UNREALIZED
       SETTLEMENT                                                                     APPRECIATION
          DATE        DELIVER/UNITS OF CURRENCY        RECEIVE/IN EXCHANGE FOR       (DEPRECIATION)
      ------------   ---------------------------    ----------------------------     --------------
        3/11/04       CHF             23,171,808       EUR            15,000,000     $       384,246
        3/11/04       EUR              2,000,000       CHF             3,128,780             (20,357)
        3/16/04       EUR              5,200,000       NOK            42,604,640            (408,067)
        4/06/04       EUR             13,100,000       SEK           120,446,247            (104,667)
        4/06/04       SEK             16,604,680       EUR             1,800,000               7,029
                                                                                     --------------
                                                                                     $      (141,816)
                                                                                     ==============

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

      FUTURES CONTRACTS

                                                                                            NET UNREALIZED
       NUMBER OF                                                             CONTRACT        APPRECIATION
       CONTRACTS                 TYPE                    EXPIRATION DATE       VALUE        (DEPRECIATION)
      ----------    ---------------------------------    ---------------    ------------    --------------
         Buys
          50        Australian Government Bond 10 Yr.      March 2004       $  3,988,118    $      88,620
         116        Australian Government Bond 3 Yr.       March 2004          9,084,534           86,134
           1        Canadian Government Bond 10 Yr          June 2004             82,817              276
           5        Swiss Federal Bond                     March 2004            511,397            9,180
          12        U.S. Long Bond                          June 2004          1,349,250            6,582
                                                                                            -------------
                                                                                            $     190,792
                                                                                            =============

         Sales

          32        Euro BOBL                              March 2004       $  4,483,735    $    (105,535)
         115        Euro Bund                              March 2004         16,546,373         (536,964)
          55        Federal Fund 30 Day                    April 2004         22,689,315             (316)
          20        Japanese Government Bond 10 Yr.        March 2004         25,628,775         (322,186)
           3        U.S. Treasury Note 10 Yr.               June 2004            341,625           (1,297)
          57        U.S. Treasury Note 5 Yr.                June 2004          6,407,156           (7,007)
          35        UK Gilt Long Bond                       June 2004          7,049,349           (5,424)
                                                                                            -------------
                                                                                            $    (978,729)
                                                                                            =============

     At February 29, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

     WRITTEN OPTION TRANSACTIONS

                                             PUTS                               CALLS
                              ------------------------------------------------------------------
                              PRINCIPAL AMOUNT                   PRINCIPAL AMOUNT
                                OF CONTRACTS                       OF CONTRACTS
                               (000'S OMITTED)     PREMIUMS      (000'S OMITTED)      PREMIUMS
                              ----------------    -----------    ----------------    -----------
     Outstanding, beginning
       of period                            --    $        --                  --    $        --
     Options written                12,600,000        124,740          12,600,000        124,740
     Options exercised             (12,600,000)      (124,740)
     Options expired                                                  (12,600,000)      (124,740)
                              ----------------    -----------    ----------------    -----------
     Outstanding, end
       of period                            --    $        --                  --    $        --
                              ================    ===========    ================    ===========

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS

                                                                                               NET UNREALIZED
           NOTIONAL          EXPIRATION                                                         APPRECIATION
            AMOUNT              DATE                         DESCRIPTION                       (DEPRECIATION)
     ---------------------   ----------    ------------------------------------------------    --------------
     INTEREST RATE SWAPS

             7,700,000 SEK    11/07/05     Agreement with Citibank N.A. dated 11/03/03         $       23,869
                                           to receive the notional amount multiplied
                                           by 3.8% and to pay the notional amount
                                           multiplied by the 3 month Floating Rate
                                           Swedish STIBOR.

             7,300,000 GBP    11/28/05     Agreement with Deutsche Bank AG dated                       56,134
                                           11/28/03 to receive the notional amount
                                           multiplied by 4.883% and to pay the notional
                                           amount multiplied by the 6 month Floating
                                           Rate British LIBOR.

            10,400,000 EUR    12/2/05      Agreement with Citibank N.A. dated 12/02/03               (132,237)
                                           to pay the notional amount multiplied by
                                           2.976% and to receive the notional amount
                                           multiplied by the 6 month Floating Rate
                                           EURIBOR.

           100,000,000 SEK    1/09/06      Agreement with Deutsche Bank AG dated 1/07/04               11,114
                                           to pay the notional amount multiplied by
                                           3.435% and to receive the notional amount
                                           multiplied by the 3 month Floating Rate
                                           Swedish STIBOR.

            13,500,000 USD    1/09/06      Agreement with Deutsche Bank AG dated 1/07/04               73,889
                                           to receive the notional amount multiplied by
                                           2.183% and to pay the notional amount
                                           multiplied by the 3 month LIBOR.

            18,400,000 CAD    1/30/06      Agreement with Citibank N.A. dated 1/30/04 to              (67,607)
                                           pay the notional amount multiplied by 2.765%
                                           and to receive the notional amount multiplied
                                           by the 3 month Floating Rate Canadian CDOR.

            13,900,000 USD    2/03/06      Agreement with Citibank N.A. dated 1/30/04 to               65,199
                                           receive the notional amount multiplied by
                                           2.17% and to pay the notional amount
                                           multiplied by the 3 month LIBOR.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS -- (CONTINUED)

                                                                                               NET UNREALIZED
           NOTIONAL          EXPIRATION                                                         APPRECIATION
            AMOUNT              DATE                         DESCRIPTION                       (DEPRECIATION)
     ---------------------   ----------    ------------------------------------------------    --------------
               400,000 CHF    10/13/08     Agreement with Deutsche Bank AG dated               $       (6,115)
                                           10/09/03 to pay the notional amount
                                           multiplied by 2.18% and to receive the
                                           notional amount multiplied by the 6 month
                                           Floating Rate Swiss LIBOR.

            13,300,000 SEK    10/13/08     Agreement with Citibank N.A. dated 10/09/03                 38,177
                                           to receive the notional amount multiplied
                                           by 4.475% and to pay the notional amount
                                           multiplied by the 3 month Floating Rate
                                           Swedish STIBOR.

             1,600,000 CHF    10/23/08     Agreement with Citibank N.A. dated 10/21/03                (25,675)
                                           to pay the notional amount multiplied by
                                           2.205% and to receive the notional amount
                                           multiplied by the 6 month Floating Rate
                                           Swiss LIBOR.

             7,300,000 SEK    11/05/10     Agreement with Citibank N.A. dated 11/03/03                 47,708
                                           to receive the notional amount multiplied
                                           by 4.985% and to pay the notional amount
                                           multiplied by the 3 month Floating Rate
                                           Swedish STIBOR.

             3,400,000 CHF    11/08/10     Agreement with Deutsche Bank AG dated                      (77,234)
                                           11/05/03 to pay the notional amount
                                           multiplied by 2.72% and to receive the
                                           notional amount multiplied by the 6 month
                                           Floating Rate Swiss LIBOR.

             5,100,000 SEK    10/13/13     Agreement with Citibank N.A. dated 10/09/03                 17,190
                                           to receive the notional amount multiplied
                                           by 5.045% and to pay the notional amount
                                           multiplied by the 3 month Floating Rate
                                           Swedish STIBOR.

               200,000 CHF    10/14/13     Agreement with Deutsche Bank AG dated                       (4,040)
                                           10/09/03 to pay the notional amount
                                           multiplied by 3.025% and to receive the
                                           notional amount multiplied by the 6 month
                                           Floating Rate Swiss LIBOR.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS -- (CONTINUED)

                                                                                               NET UNREALIZED
           NOTIONAL          EXPIRATION                                                         APPRECIATION
            AMOUNT              DATE                         DESCRIPTION                       (DEPRECIATION)
     ---------------------   ----------    ------------------------------------------------    --------------
             1,800,000 CHF    10/23/13     Agreement with JP Morgan Chase Bank dated           $      (36,616)
                                           10/21/03 to pay the notional amount
                                           multiplied by 3.0275% and to receive the
                                           notional amount multiplied by the 6 month
                                           Floating Rate Swiss LIBOR.

             3,200,000 CAD    12/16/13     Agreement with Deutsche Bank AG dated                      (69,491)
                                           12/16/03 to pay the notional amount
                                           multiplied by 5% and to receive the notional
                                           amount multiplied by the 3 month Floating
                                           Rate Canadian CDOR.

             1,400,000 GBP    12/16/13     Agreement with Citibank N.A. dated 12/16/03                 (3,484)
                                           to pay the notional amount multiplied by
                                           5.0275% and to receive the notional
                                           amount multiplied by the 6 month Floating
                                           Rate British LIBOR.

             2,000,000 EUR    12/18/13     Agreement with Citibank N.A. dated 12/16/03                 45,101
                                           to receive the notional amount multiplied
                                           by 4.3825% and to pay the notional amount
                                           multiplied by the 6 month Floating Rate
                                           EURIBOR.

             2,500,000 USD    12/18/13     Agreement with Deutsche Bank AG dated                       51,216
                                           12/16/03 to receive the notional amount
                                           multiplied by 4.5925% and to pay the notional
                                           amount multiplied by the 3 month LIBOR.

             1,700,000 SEK     1/09/14     Agreement with Deutsche Bank AG dated 1/07/04                4,708
                                           to receive the notional amount multiplied by
                                           4.9975% and to pay the notional amount
                                           multiplied by the 3 month Floating Rate
                                           Swedish LIBOR.

             3,400,000 CAD     1/16/14     Agreement with Deutsche Bank AG dated 1/16/04              (31,539)
                                           to pay the notional amount multiplied by
                                           4.8025% and to receive the notional amount
                                           multiplied by the 3 month Floating Rate
                                           Canadian CDOR.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS -- (CONTINUED)

                                                                                               NET UNREALIZED
           NOTIONAL          EXPIRATION                                                         APPRECIATION
            AMOUNT              DATE                         DESCRIPTION                       (DEPRECIATION)
     ---------------------   ----------    ------------------------------------------------    --------------
             1,400,000 GBP    1/16/14      Agreement with Deutsche Bank AG dated 1/16/04       $        7,301
                                           to pay the notional amount multiplied by
                                           4.925% and to receive the notional amount
                                           multiplied by the 6 month Floating Rate
                                           British LIBOR.

             3,400,000 AUD    1/20/14      Agreement with Citibank N.A. dated 1/16/04 to               (3,035)
                                           receive the notional amount multiplied by
                                           5.995% and to pay the notional amount
                                           multiplied by the 6 month Floating Rate
                                           Australian BBSW.

             3,300,000 CHF    1/20/14      Agreement with Citibank N.A. dated 1/16/04 to               16,626
                                           receive the notional amount multiplied by
                                           2.825% and to pay the notional amount
                                           multiplied by the 6 month Floating Rate
                                           Swiss LIBOR.

             3,500,000 CAD    2/18/14      Agreement with Deutsche Bank AG dated 2/18/04               (6,589)
                                           to pay the notional amount multiplied by
                                           4.6875% and to receive the notional amount
                                           multiplied by the 3 month Floating Rate
                                           Canadian CDOR.

             3,400,000 AUD    2/19/14      Agreement with Deutsche Bank AG dated 2/18/04                5,225
                                           to receive the notional amount multiplied by
                                           6.04% and to pay the notional amount
                                           multiplied by the 3 month Floating Rate
                                           Australian BBSW.

            19,200,000 SEK    2/20/14      Agreement with Citibank N.A. dated 2/18/04 to                4,507
                                           pay the notional amount multiplied by 4.72%
                                           and to receive the notional amount multiplied
                                           by the 3 month Floating Rate Swedish LIBOR.

             2,700,000 USD    2/20/14      Agreement with Deutsche Bank AG dated 2/18/04                2,300
                                           to receive the notional amount multiplied by
                                           4.375% and to pay the notional amount
                                           multiplied by the 3 month LIBOR.

             3,700,000 CHF    2/26/14      Agreement with Deutsche Bank AG dated 2/24/04                 (213)
                                           to pay the notional amount multiplied by
                                           2.77% and to receive the notional amount
                                           multiplied by the 6

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SWAP AGREEMENTS -- (CONTINUED)

                                           month Floating Rate Swiss LIBOR.

                                                                                               NET UNREALIZED
           NOTIONAL          EXPIRATION                                                         APPRECIATION
            AMOUNT              DATE                         DESCRIPTION                       (DEPRECIATION)
     ---------------------   ----------    ------------------------------------------------    --------------
             3,000,000 EUR    3/21/30      Agreement with UBS AG dated 3/17/00 to              $      496,995
                                           receive the notional amount multiplied by
                                           5.895% and to pay the notional amount
                                           multiplied by the 3 month Floating Rate
                                           EURIBOR.

     TOTAL RETURN SWAPS

            31,000,000 USD    7/21/04      Agreement with JP Morgan Chase Bank dated                  130,963
                                           7/01/03 to receive the notional amount
                                           multiplied by the return on the JP Morgan
                                           Non-U.S. Traded Total Return Government Bond
                                           Index and to pay the notional amount
                                           multiplied by the 1 month LIBOR adjusted by a
                                           specified spread.

            31,000,000 USD    7/21/05      Agreement with JP Morgan Chase Bank dated                  130,997
                                           7/01/03 to receive the notional amount
                                           multiplied by the return on the JP Morgan
                                           Non-U.S. Traded Total Return Government Bond
                                           Index and to pay the notional amount
                                           multiplied by the 1 month LIBOR adjusted by a
                                           specified spread.

            75,000,000 USD    9/24/05      Agreement with JP Morgan Chase Bank dated                  189,468
                                           9/02/03 to receive the notional amount
                                           multiplied by the return on the JP Morgan
                                           Non-U.S. Traded Total Return Government Bond
                                           Index Hedged in USD and to pay the notional
                                           amount multiplied by the 1 month LIBOR
                                           adjusted by a specified spread.
                                                                                               --------------
                                                                                               $      954,812
                                                                                               ==============

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

9.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the year ended February 29, 2004, is set forth below:

                                               VALUE,
                                            BEGINNING OF                            SALES           DIVIDEND         VALUE, END OF
     AFFILIATE                                 PERIOD           PURCHASES          PROCEEDS          INCOME             PERIOD
     -----------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
     GMO Alpha LIBOR Fund                  $    35,484,340   $            --   $    17,599,019   $            --   $    18,270,533
     GMO Emerging
     Country Debt Fund,
     Class III                                   8,262,701           655,128         5,580,000           375,284         4,141,507
     GMO Short-Duration
     Collateral Fund                           176,852,053        46,999,668       143,500,000         1,249,668        81,381,945
                                           ---------------   ---------------   ---------------   ---------------   ---------------
     Totals                                $   220,599,094   $    47,654,796   $   166,679,019   $     1,624,952   $   103,793,985
                                           ===============   ===============   ===============   ===============   ===============

10.  SUBSEQUENT EVENT

     On January 23, 2004, the trustees of the Trust approved a transaction pursuant to which GMO Alpha LIBOR Fund (ALF) contributed its net assets, other than its interest in GMO SPV I, LLC, its claims resulting from its holdings of the NPF Securities, and a fixed amount of cash, such contribution representing 94.15% of ALF's assets, to GMO Short-Duration Collateral Fund (SDCF) in exchange for SDCF shares. The transaction, which was structured as a tax-free reorganization, was consummated after the close of business on March 31, 2004 and the shares received by ALF were then distributed to its shareholders, including the Fund. After distribution of the SDCF shares, ALF changed its name to GMO Special Purpose Holding Fund and elected partnership status for Federal income tax purposes.

     REPORT OF INDEPENDENT AUDITORS

     TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
     GMO GLOBAL BOND FUND

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Global Bond Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Boston, Massachusetts
     April 22, 2004

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The fund's distributions to shareholders included:
     $19,001,248 from short-term capital gains.

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                              NUMBER OF
                                                                            PORTFOLIOS IN
                                                            PRINCIPAL          FUND            OTHER
                                     TERM OF OFFICE(1)    OCCUPATION(S)      COMPLEX        DIRECTORSHIPS
 NAME, ADDRESS,     POSITION(S)        AND LENGTH OF       DURING PAST      OVERSEEN BY        HELD BY
     AND DOB       HELD WITH TRUST      TIME SERVED         FIVE YEARS        TRUSTEE          TRUSTEE
----------------   ---------------   -----------------   ----------------   ------------    --------------
Jay O. Light       Trustee           Since May 1996      Professor of
c/o GMO Trust                                            Business                41            *(2)
40 Rowes Wharf                                           Administration
Boston, MA 02110                                         and Senior
DOB: 10/03/1941                                          Associate Dean,
                                                         Harvard
                                                         University.

Donald W.          Trustee           Since               Advisory
Glazer, Esq.                         December 2000       Counsel, Goodwin        41            None
c/o GMO Trust                                            Procter LLP;
40 Rowes Wharf                                           Secretary and
Boston, MA 02110                                         Consultant,
DOB: 07/26/1944                                          Provant, Inc.
                                                         (provider of
                                                         performance
                                                         improvement
                                                         training
                                                         services and
                                                         products)(1998 -
                                                         present);
                                                         Consultant -
                                                         Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                              NUMBER OF
                                                                            PORTFOLIOS IN
                                                            PRINCIPAL           FUND            OTHER
                                     TERM OF OFFICE(1)     OCCUPATION(S)      COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,     POSITION(S)        AND LENGTH OF     DURING PAST FIVE   OVERSEEN BY        HELD BY
     AND DOB       HELD WITH TRUST      TIME SERVED          YEARS            TRUSTEE          TRUSTEE
----------------   --------------    -----------------   ----------------   ------------    --------------
R. Jeremy          Chairman of       Since September     Chairman,
Grantham(3)        the Board of      1985.               Grantham,               41            None
c/o GMO Trust      Trustees          President from      Mayo, Van
40 Rowes Wharf                       February 2002 -     Otterloo & Co.
Boston, MA 02110                     October 2002;       LLC
DOB:  10/06/1938                     President
                                     Quantitative from
                                     September 1985 -
                                     February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                               TERM OF OFFICE(4)
    NAME, ADDRESS,       POSITION(S) HELD        AND LENGTH OF          PRINCIPAL OCCUPATION(S)
      AND DOB               WITH TRUST            TIME SERVED           DURING PAST FIVE YEARS
----------------------   -----------------   ----------------------   ----------------------------
Scott Eston              President and       President and Chief      Chief Financial Officer
c/o GMO Trust            Chief Executive     Executive Officer        (1997-present), Chief
40 Rowes Wharf           Officer             since October 2002;      Operating Officer (2000 -
Boston, MA 02110                             Vice President from      present) and Member,
DOB:  01/20/1956                             August 1998 -            Grantham, Mayo, Van
                                             October 2002.            Otterloo & Co. LLC.

Susan Randall Harbert    Chief Financial     Chief Financial          Member, Grantham, Mayo, Van
c/o GMO Trust            Officer and         Officer since            Otterloo & Co. LLC.
40 Rowes Wharf           Treasurer           February 2000;
Boston, MA 02110                             Treasurer since
DOB:  04/25/1957                             February 1998.

Brent Arvidson           Assistant           Since September 1998.    Senior Fund Administrator,
c/o GMO Trust            Treasurer                                    Grantham, Mayo, Van
40 Rowes Wharf                                                        Otterloo & Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.   Vice President      Vice President since     General Counsel, Anti-Money
c/o GMO Trust            and Clerk           February 1997; Clerk     Laundering Reporting
40 Rowes Wharf                               since March 2001 -       Officer (July 2002 -
Boston, MA 02110                             present and May 1999     February 2003) and Member,
DOB:  07/20/1965                             - August 1999.           Grantham, Mayo, Van
                                                                      Otterloo & Co. LLC.

Elaine M. Hartnett,      Vice President      Vice President since     Associate General Counsel,
Esq.                     and Secretary       August 1999;             Grantham, Mayo, Van
c/o GMO Trust                                Secretary since          Otterloo & Co. LLC (June
40 Rowes Wharf                               March 2001.              1999 - present);
Boston, MA 02110                                                      Associate/Junior Partner,
DOB:  02/18/1945                                                      Hale and Dorr LLP (1991 -
                                                                      1999).

Julie Perniola           Vice President      Since February 2003.     Anti-Money Laundering
c/o GMO Trust            and Anti-Money                               Reporting Officer (February
40 Rowes Wharf           Laundering                                   2003 - present) and
Boston, MA 02110         Compliance Officer                           Compliance Officer,
DOB:  10/07/1970                                                      Grantham, Mayo, Van
                                                                      Otterloo & Co. LLC.

William L. Nemerever     Vice President      Vice President since     Member, Grantham, Mayo, Van
c/o GMO Trust                                February 2004.           Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGEMENT

Day-to-day management of the Fund's portfolio is the responsibility of the Fixed Income Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO International Bond Fund returned +23.2% for the fiscal year ended February 29, 2004, as compared to +15.0% for the J.P. Morgan Non-U.S. Government Bond Index. The Fund's exposure to various issues is achieved directly and indirectly through its investment in the GMO Emerging Country Debt Fund, the GMO Alpha LIBOR Fund (ALF), and the GMO Short-Duration Collateral Fund.

The Fund outperformed the benchmark during the fiscal year by 8.2%. Bond market, currency selection, emerging debt exposure, and issue selection each added value during the fiscal year.

Overweight positions in Canadian and Swedish bond markets, as well as underweight positions in British and U.S. bond markets, added value to the Fund during the period. In addition, overweight positions in British pounds, Australian dollars, New Zealand dollars, and Swedish krona, and an underweight position in Canadian dollars generated significant gains, offsetting underweight positions in Swiss francs, Japanese yen, and the euro. Issue selection added value, while the Fund's exposure to non-Treasury/Agency securities benefited relative performance as spreads tightened during the period. Emerging country debt exposure also added value to the Fund during the fiscal year.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

INTERNATIONAL BOND FUND-III
As Of: 2/29/2004

                              GMO INTERNATIONAL BOND FUND      J.P. MORGAN NON-U.S. GOV'T. BOND INDEX
       2/28/1994                       5,000,000                               5,000,000
       3/31/1994                       5,000,000                               5,041,440
       6/30/1994                       5,060,240                               5,107,315
       9/30/1994                       5,309,135                               5,194,365
      12/31/1994                       5,226,385                               5,227,935
       3/31/1995                       5,776,530                               5,962,785
       6/30/1995                       6,248,085                               6,237,970
       9/30/1995                       6,324,120                               6,160,875
      12/31/1995                       6,653,760                               6,332,050
       3/31/1996                       6,659,840                               6,225,710
       6/30/1996                       6,976,105                               6,268,520
       9/30/1996                       7,366,695                               6,490,425
      12/31/1996                       7,762,560                               6,665,800
       3/31/1997                       7,367,855                               6,278,485
       6/30/1997                       7,610,220                               6,439,055
       9/30/1997                       7,886,855                               6,475,480
      12/31/1997                       7,830,605                               6,414,185
       3/31/1998                       7,906,555                               6,456,480
       6/30/1998                       7,936,935                               6,584,870
       9/30/1998                       8,383,405                               7,240,860
      12/31/1998                       8,675,425                               7,586,870
       3/31/1999                       8,174,140                               7,211,005
       6/30/1999                       7,842,645                               6,878,910
       9/30/1999                       8,204,400                               7,260,720
      12/31/1999                       8,200,210                               7,118,670
       3/31/2000                       8,165,865                               7,030,910
       6/30/2000                       8,097,170                               6,984,375
       9/30/2000                       7,790,155                               6,665,100
      12/31/2000                       8,178,370                               6,942,620
       3/31/2001                       7,798,785                               6,606,880
       6/30/2001                       7,608,990                               6,475,425
       9/30/2001                       8,186,995                               6,974,490
      12/31/2001                       7,964,510                               6,692,965
       3/31/2002                       7,860,625                               6,575,070
       6/30/2002                       9,098,585                               7,489,330
       9/30/2002                       9,237,100                               7,706,525
      12/31/2002                       9,431,835                               8,172,305
       3/31/2003                       9,856,070                               8,476,260
       6/30/2003                      10,566,415                               8,837,450
       9/30/2003                      11,007,615                               9,081,820
      12/31/2003                      11,903,970                               9,694,445
       2/29/2004                      12,078,515                               9,701,395

Average Annual Returns

INCEPTION                                                  12/22/1993

    1YR                  5YR                      10YR(ITD)
   23.17                 8.23                       9.22

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    PAR VALUE        DESCRIPTION                                                       VALUE ($)
--------------------------------------------------------------------------------------------------
                     DEBT OBLIGATIONS -- 11.8%

                     BULGARIA -- 1.1%
USD     10,000,000   Bulgaria Discount Strips, 0.00%, due 07/28/24 (a) (b)               3,088,269
                                                                                     -------------

                     CANADA -- 2.6%
CAD      2,000,000   Government of Canada (Cayman), 7.25%, due 06/01/08                  1,695,547
CAD      2,000,000   Province of British Columbia, 7.88%, due 11/30/23                   1,926,588
GBP      1,500,000   Province of Quebec, 8.63%, due 11/04/11                             3,355,472
                                                                                     -------------
                                                                                         6,977,607
                                                                                     -------------

                     CAYMAN ISLANDS -- 2.3%
EUR      5,000,000   MBNA America Euro Structured Offering,
                        Variable Rate, 3 mo. EURIBOR + .14%, 2.21%, due
                        05/19/04                                                         6,212,500
                                                                                     -------------

                     JAPAN -- 0.4%
USD      1,030,000   Japan Highway Public Corp, 7.63%, due 09/22/04                      1,067,080
                                                                                     -------------

                     SUPRA NATIONAL -- 0.2%
CAD        700,000   European Investment Bank, 8.50%, due 08/30/05                         567,617
                                                                                     -------------

                     UNITED STATES -- 5.2%
                     ASSET-BACKED SECURITIES -- 3.3%
USD      1,587,769   Medallion Trust Series 03-1G Class A,
                        Variable Rate, 3 mo. LIBOR + .19%, 1.36%, due 12/21/33           1,587,769
GBP      2,000,000   RMAC Series 03-NS1X Class A2A, 144A, AMBAC,
                        Variable Rate, 3 mo. GBP LIBOR + .45%, 4.46%, due 06/12/35       3,728,998
GBP      2,000,000   RMAC Series 03-NS2A Class A2A, 144A, AMBAC,
                        Variable Rate, 3 mo. GBP LIBOR + .40%, 4.41%, due 09/12/35       3,713,456
                                                                                     -------------
                                                                                         9,030,223
                                                                                     -------------

                     U.S. GOVERNMENT -- 1.9%
USD      4,563,680   U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (c)       5,151,254
                                                                                     -------------

                     Total United States                                                14,181,477
                                                                                     -------------

                     TOTAL DEBT OBLIGATIONS (COST $27,255,132)                          32,094,550
                                                                                     -------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    PRINCIPAL
 AMOUNT / SHARES     DESCRIPTION                                                       VALUE ($)
--------------------------------------------------------------------------------------------------
                     CALL OPTIONS PURCHASED -- 2.4%

                     CROSS CURRENCY OPTIONS -- 2.4%
GBP     50,000,000   GBP Call/JPY Put, Expires 06/07/2004, Strike JPY 188.00             6,548,190
                                                                                     -------------

                     TOTAL CALL OPTIONS PURCHASED (COST $1,252,655)                      6,548,190
                                                                                     -------------

                     MUTUAL FUNDS -- 86.2%
        1,756,116    Merrimac Cash Fund                                                  1,756,116
          619,387    GMO Alpha LIBOR Fund                                               14,933,426
          768,572    GMO Emerging Country Debt Fund, Class III                           8,077,693
        8,292,938
                     GMO Short-Duration Collateral Fund                                208,816,182
                                                                                     -------------

                     TOTAL MUTUAL FUNDS (COST $233,570,413)                            233,583,417
                                                                                     -------------

                     TOTAL INVESTMENTS -- 100.4%
                     (Cost $262,078,200)                                               272,226,157
                     Other Assets and Liabilities (net) -- (0.4%)                       (1,211,599)
                                                                                     -------------

                     TOTAL NET ASSETS -- 100.0%                                      $ 271,014,558
                                                                                     =============

                     NOTES TO SCHEDULE OF INVESTMENTS:

                     144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

                     AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation
                     Variable rates - The rates shown on variable rate notes are the current interest rates at February 29, 2004, which are subject to change based on the terms of the security.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    PRINCIPAL
 AMOUNT / SHARES     DESCRIPTION                                                       VALUE ($)
--------------------------------------------------------------------------------------------------
                     CURRENCY ABBREVIATIONS:

                     AUD - Australian Dollar
                     CAD - Canadian Dollar
                     CHF - Swiss Franc
                     EUR - Euro
                     GBP - British Pound
                     JPY - Japanese Yen
                     NOK - Norwegian Krone
                     NZD - New Zealand Dollar
                     SEK - Swedish Krona
                     USD - United States Dollar

                     (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
                     (b)  Security backed by U.S. Treasury Strips.
                     (c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 8).

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
     Investments in affiliated issuers, at value (cost $231,814,297) (Notes 2 and 9)   $   231,827,301
     Investments in unaffiliated issuers, at value (cost $30,263,903)(Note 2)               40,398,856
     Foreign currency, at value (cost $31,482) (Note 2)                                         31,145
     Receivable for Fund shares sold                                                           316,946
     Interest receivable                                                                       347,443
     Receivable for open forward foreign currency contracts (Notes 2 and 8)                  4,174,000
     Receivable for variation margin on open futures contracts (Notes 2 and 8)                  76,157
     Net receivable for open swap contracts (Notes 2 and 8)                                    985,183
     Periodic payments from open swap contracts (Notes 2 and 8)                                312,789
     Receivable for expenses reimbursed by Manager (Note 3)                                     21,889
                                                                                       ---------------
     Total assets                                                                          278,491,709
                                                                                       ---------------

LIABILITIES:
     Payable for investments purchased                                                       1,000,000
     Payable to affiliate for (Note 3):
        Management fee                                                                          52,867
        Shareholder service fee                                                                 31,720
        Trustees fee                                                                               406
     Payable for open forward foreign currency contracts (Notes 2 and 8)                     6,329,251
     Accrued expenses                                                                           62,907
                                                                                       ---------------
        Total liabilities                                                                    7,477,151
                                                                                       ---------------
NET ASSETS                                                                             $   271,014,558
                                                                                       ===============

NET ASSETS CONSIST OF:
     Paid-in capital                                                                   $   250,315,963
     Accumulated undistributed net investment income                                        12,784,066
     Accumulated net realized loss                                                          (3,146,230)
     Net unrealized appreciation                                                            11,060,759
                                                                                       ---------------
                                                                                       $   271,014,558
                                                                                       ===============
NET ASSETS ATTRIBUTABLE TO:
     Class III shares                                                                  $  271,014,558
                                                                                       ===============

SHARES OUTSTANDING:
     Class III                                                                              26,114,792
                                                                                       ===============

NET ASSET VALUE PER SHARE:
     Class III                                                                         $         10.38
                                                                                       ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
     Dividends from affiliated issuers (Note 9)                                        $     2,600,035
     Interest                                                                                1,420,535
                                                                                       ---------------

            Total income                                                                     4,020,570
                                                                                       ---------------

EXPENSES:
     Management fee (Note 3)                                                                   424,261
     Shareholder service fee (Note 3) - Class III                                              254,557
     Custodian and transfer agent fees                                                          84,787
     Audit and tax fees                                                                         52,321
     Legal fees                                                                                 10,581
     Trustees fees and related expenses (Note 3)                                                 3,549
     Registration fees                                                                          20,464
     Miscellaneous                                                                               6,747
                                                                                       ---------------
        Total expenses                                                                         857,267
     Fees and expenses reimbursed by Manager (Note 3)                                         (173,318)
     Indirectly incurred fees waived or borne by Manager (Note 3)                              (21,864)
     Shareholder service fee waived (Note 3) - Class III                                        (7,653)
                                                                                       ---------------

        Net expenses                                                                           654,432
                                                                                       ---------------

            Net investment income                                                            3,366,138
                                                                                       ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
        Investments in unaffiliated issuers                                                   (488,207)
        Investments in affiliated issuers                                                      391,199
        Realized gains distributions from affiliated issuers                                   341,878
        Closed futures contracts                                                                 4,529
        Closed swap contracts                                                                1,875,946
        Written options                                                                        107,910
        Foreign currency, forward contracts and foreign currency related transactions       22,356,690
                                                                                       ---------------

            Net realized gain                                                               24,589,945
                                                                                       ---------------

     Change in net unrealized appreciation (depreciation) on:
        Investments                                                                          8,505,158
        Open futures contracts                                                               1,991,300
        Open swap contracts                                                                 (1,038,927)
        Foreign currency, forward contracts and foreign currency related transactions       (2,652,073)
                                                                                       ---------------

            Net unrealized gain                                                              6,805,458
                                                                                       ---------------

        Net realized and unrealized gain                                                    31,395,403
                                                                                       ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $    34,761,541
                                                                                       ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                               YEAR ENDED          YEAR ENDED
                                                            FEBRUARY 29, 2004   FEBRUARY 28, 2003
                                                            -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                       $    3,366,138      $    2,635,876
  Net realized gain                                               24,589,945          17,236,556
  Change in net unrealized appreciation (depreciation)             6,805,458          11,029,934
                                                              --------------      --------------

  Net increase in net assets from operations                      34,761,541          30,902,366
                                                              --------------      --------------

Distributions to shareholders from:
  Net investment income
     Class III                                                   (12,911,222)        (15,448,356)
                                                              --------------      --------------
     Total distributions from net investment income              (12,911,222)        (15,448,356)
                                                              --------------      --------------

  Net realized gains
     Class III                                                   (13,545,144)                 --
                                                              --------------      --------------
     Total distributions from net realized gains                 (13,545,144)                 --
                                                              --------------      --------------

                                                                 (26,456,366)        (15,448,356)
                                                              --------------      --------------
  Net share transactions (Note 7):
     Class III                                                   140,188,880         (27,981,311)
                                                              --------------      --------------
  Increase (decrease) in net assets resulting from net
    share transactions                                           140,188,880         (27,981,311)
                                                              --------------      --------------

     Total increase (decrease) in net assets                     148,494,055         (12,527,301)

NET ASSETS:
     Beginning of period                                         122,520,503         135,047,804
                                                              --------------      --------------
     End of period (including accumulated
       undistributed net investment income of
       $12,784,066 and distributions in excess of
       net investment income of $568,991,
       respectively)                                          $  271,014,558      $  122,520,503
                                                              ==============      ==============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              YEAR ENDED FEBRUARY 28/29,(e)
                                                        ------------------------------------------------------------------------
                                                           2004            2003           2002           2001(d)          2000
                                                        -----------     ----------     -----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      9.94     $     9.05     $      9.44     $     9.19     $    10.06
                                                        -----------     ----------     -----------     ----------     ----------

Income from investment operations:
   Net investment income (a)                                   0.20+          0.20+           0.44+          0.61+          0.72
   Net realized and unrealized gain (loss)                     1.94           2.00           (0.80)         (0.32)         (1.01)
                                                        -----------     ----------     -----------     ----------     ----------
       Total from investment operations                        2.14           2.20           (0.36)          0.29          (0.29)
                                                        -----------     ----------     -----------     ----------     ----------
Less distributions to shareholders:
   From net investment income                                 (0.71)         (1.31)          (0.03)            --          (0.39)
   From net realized gains                                    (0.99)            --              --          (0.04)         (0.19)
                                                        -----------     ----------     -----------     ----------     ----------
       Total distributions                                    (1.70)         (1.31)          (0.03)         (0.04)         (0.58)
                                                        -----------     ----------     -----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                          $     10.38     $     9.94     $      9.05     $     9.44     $     9.19
                                                        ===========     ==========     ===========     ==========     ==========
TOTAL RETURN (b)                                              23.17%         25.17%          (3.80)%         3.20%         (2.98)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $   271,015     $   122,52     $    135,04     $  212,591     $  145,373
   Net operating expenses to average daily net assets          0.39%(f)       0.38%(f)        0.38%(f)       0.39%(f)       0.40%
   Interest expense to average daily net assets                  --             --              --             --           0.03%(c)
   Total net expenses to average daily net assets              0.39%          0.38%           0.38%          0.39%          0.43%
   Net investment income to average daily net assets(a)        1.98%          1.96%           4.73%          6.63%          6.72%
   Portfolio turnover rate                                       26%            40%             36%           114%           39%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                 0.12%          0.11%           0.11%          0.04%         0.98%

(a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.97% to 6.82%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(e) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to decrease the net investment income ratio for the year ending February 29, 2004 by 0.16% and net investment income per share by $0.02. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.44%), (0.12%), (0.19%) and 0.21% and to net investment income per share of $(0.04), $(0.01), $(0.02) and $0.02 in the fiscal years ending February 28/29, 2003, 2002, 2001 and 2000, respectively.
(f) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 3.
+   Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through direct and indirect investment in foreign bond and currency markets, primarily by investing in GMO Short-Duration Collateral Fund and "synthetic" bonds (created by the Manager by combining a futures contract, swap contract, or option, on a fixed income security with cash, a cash equivalent, or another fixed income security). The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index.

     At February 29, 2004, 77.0% of the Fund was invested in the GMO Short-Duration Collateral Fund and 5.5% of the Fund was invested in the GMO Alpha LIBOR Fund, separate funds of GMO Trust managed by GMO. Shares of the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase. At February 29, 2004, 3.0% of the net assets of the Fund was invested in the GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. The financial statements of the GMO Alpha LIBOR Fund, the GMO Short-Duration Collateral Fund and the GMO Emerging Country Debt Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, upon request, without charge by calling (617)330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLE
     As a result of a recent FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's Statement of Changes in Net Assets and the per share amounts in all prior year financial highlights presented. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification decreased net investment income and increased net realized gains by $258,714 for the year ended February 29, 2004 and decreased net investment income and increased net realized gains by $590,308 for the year ended February 28, 2003. This change had no effect

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the Fund, or underlying Funds in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 29, 2004, the total value of these securities represented 16.8% of net assets.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts,

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 8 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of February 29, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 8 for all open futures contracts as of February 29, 2004.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See the Schedule of Investments for all open purchased option contracts as of February 29, 2004.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See Note 8 for a summary of open swap agreements as of February 29, 2004.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. At February 29, 2004, there were no open repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. For the year ended February 29, 2004, the Fund did not enter into any reverse repurchase agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recover or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income were $26,456,366 and $15,448,356, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $10,711,578 of undistributed ordinary income. The temporary difference between book and tax basis distributable earnings are primarily due to differing treatment for swap transactions, foreign currency transactions, losses on wash sale transactions, and differing treatments for amortization of premiums and discounts on debt securities.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

          ACCUMULATED                       ACCUMULATED
       UNDISTRIBUTED NET                        NET
       INVESTMENT INCOME                   REALIZED LOSS               PAID-IN CAPITAL
      --------------------               ------------------            ---------------
        $  22,898,141                      $  (22,898,134)                  $  (7)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     At February 29, 2004, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $2,589,333 expiring in 2012. The Fund elected to defer to March 1, 2004 post-October losses of $248,598.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premium and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund may invest in Class III shares of GMO Emerging Country Debt Fund ("ECDF"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in ECDF. The Fund does not incur any indirect shareholder service fees as a result of the Fund's investment in Alpha LIBOR Fund and GMO Short-Duration Collateral Fund ("SDCF").

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total direct annual operating expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying funds exceed .25% of the average daily net assets. For purposes of this calculation, the Fund's total direct annual operating expenses excludes shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees) ("Trustees fees"), and the following investment-related costs: brokerage commissions, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes. Additionally, the indirect fees and operating expenses incurred through investment in underlying funds excludes investment-related expenses and, with the exception of the Fund's investment in ECDF, Trustees fees.

     The Fund incurs fees and expenses indirectly as a shareholder in Alpha LIBOR Fund, SCDF and ECDF. For the year ended February 29, 2004, indirect operating expenses (excluding shareholder service fees (ECDF only) and investment-related expenses) and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) incurred indirectly by the Fund through its investment in underlying funds (including Alpha LIBOR Fund, SDCF and ECDF) were .016% and .014% of the Fund's average daily net assets, respectively. For the year ended February 29, 2004, the shareholder service fees incurred indirectly by the Fund were .005% of the Fund's average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $2,140. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $185,669,414 and $42,095,460, respectively.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                              GROSS UNREALIZED     GROSS UNREALIZED      NET UNREALIZED
         AGGREGATE COST         APPRECIATION         DEPRECIATION         APPRECIATION
        ----------------     ------------------   ------------------    ----------------
         $  262,513,950        $  10,699,724         $  (987,517)         $  9,712,207

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 71.6% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, 2.93% of the Fund was held by eight related parties.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                   YEAR ENDED                    YEAR ENDED
                                                FEBRUARY 29, 2004             FEBRUARY 28, 2003
                                           --------------------------    --------------------------
     CLASS III:                               SHARES        AMOUNT          SHARES        AMOUNT
                                           -----------  -------------    -----------  -------------
     Shares sold                            13,829,268  $ 141,970,903      1,695,024  $  17,095,583
     Shares issued to shareholders
        in reinvestment of distributions     2,558,984     25,199,403      1,459,236     13,731,415
     Shares repurchased                     (2,594,462)   (26,981,426)    (5,748,110)   (58,808,309)
                                           -----------  -------------    -----------  -------------
     Net increase (decrease)                13,793,790  $ 140,188,880     (2,593,850) $ (27,981,311)
                                           ===========  =============    ===========  =============

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                           NET UNREALIZED
     SETTLEMENT                                                             APPRECIATION
        DATE      DELIVER/RECEIVE   UNITS OF CURRENCY       VALUE          (DEPRECIATION)
     ----------   ---------------   -----------------   --------------    ---------------
        Buys

       3/23/04    AUD                      51,200,000   $   39,403,818    $     1,082,158
       3/30/04    CAD                       5,200,000        3,871,675            (95,277)
       4/27/04    CHF                      11,900,000        9,381,926           (271,554)
       4/20/04    EUR                     110,900,000      137,609,362           (122,942)
       4/13/04    GBP                       8,500,000       15,718,716            223,236
       3/09/04    JPY                  21,620,000,000      197,918,858         (4,505,325)
       3/02/04    NZD                      14,700,000       10,076,850            673,960
       5/04/04    NZD                      14,200,000        9,660,506            (28,296)
                                                                          ---------------
                                                                          $    (3,044,040)
                                                                          ===============

        Sales

       3/23/04    AUD                      40,800,000   $   31,399,917    $         1,934
       3/30/04    CAD                      19,000,000       14,146,507            634,952
       4/27/04    CHF                       2,300,000        1,813,313              6,480
       4/20/04    EUR                       6,400,000        7,941,388              8,161
       4/13/04    GBP                      37,500,000       69,347,275           (430,562)
       3/09/04    JPY                   6,090,000,000       55,750,502          1,333,900
       3/02/04    NZD                      14,700,000       10,076,850                786
                                                                          ---------------
                                                                          $     1,555,651
                                                                          ===============

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     FORWARD CROSS CURRENCY CONTRACTS

                                                                        NET UNREALIZED
     SETTLEMENT        DELIVER/UNITS OF              RECEIVE/IN          APPRECIATION
        DATE              CURRENCY                  EXCHANGE FOR        (DEPRECIATION)
     ----------   -------------------------   ------------------------  ---------------
       3/11/04    CHF            12,200,180   EUR            7,900,000  $       205,236
       3/11/04    EUR             3,700,000   CHF            5,788,243          (37,660)
       3/16/04    EUR             9,800,000   NOK           81,346,390         (619,505)
       4/06/04    EUR            25,000,000   SEK          229,722,198         (218,130)
       4/06/04    SEK            23,111,000   EUR            2,500,000            3,197
                                                                        ---------------
                                                                        $      (666,862)
                                                                        ===============

     FUTURES CONTRACTS

                                                                                          NET UNREALIZED
     NUMBER OF                                                              CONTRACT       APPRECIATION
     CONTRACTS                  TYPE                    EXPIRATION DATE       VALUE       (DEPRECIATION)
     ----------   -----------------------------------   ---------------   -------------   --------------
         Buys

            104   Australian Government Bond 10 Yr.     March 2004        $   8,295,285     $   166,615
            238   Australian Government Bond 3 Yr.      March 2004           18,638,958         152,881
             19   Canadian Government Bond 10 Yr        June 2004             1,573,527           5,257
              6   Canadian Government Bond 10 Yr.       March 2004              501,196           5,931
            227   Euro BOBL                             March 2004           31,806,497         559,613
            274   Euro Bund                             March 2004           39,423,531         795,997
             17   Japanese Government Bond 10 Yr.       March 2004           21,784,459         221,431
              1   Swiss Federal Bond                    March 2004              102,279           3,458
             18   U.K. Gilt                             June 2004             3,625,380           2,222
                                                                                            -----------
                                                                                            $ 1,913,405
                                                                                            ===========

         Sales

             55   Federal Fund 30 Day                   April 2004        $  22,689,314     $      (315)
             26   U.S. Long Bond                        June 2004             2,923,375         (14,368)
             18   U.S. Treasury Note 10 Yr.             June 2004             2,049,750          (7,784)
            178   U.S. Treasury Note 5 Yr.              June 2004            20,008,313         (21,884)
                                                                                            -----------
                                                                                            $   (44,351)
                                                                                            ===========

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     At February 29, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

     WRITTEN OPTIONS TRANSACTIONS

                                               PUTS                            CALLS
                                  ------------------------------   ------------------------------
                                  PRINCIPAL AMOUNT                 PRINCIPAL AMOUNT
                                    OF CONTRACTS                     OF CONTRACTS
                                   (000'S OMITTED)    PREMIUMS      (000'S OMITTED)    PREMIUMS
                                  ----------------  ------------   ----------------  ------------
     Outstanding, beginning
        of period                            --      $       --             --       $       --
     Options written                     10,900         107,910         10,900          107,910
     Options closed                          --              --             --               --
     Options exercised                  (10,900)       (107,910)            --               --
     Options expired                         --              --        (10,900)         (107,910)
     Options sold                            --              --             --               --
                                        -------      ----------        -------       ----------
     Outstanding, end of period              --      $       --             --       $       --
                                        =======      ==========        =======       ==========

     SWAP AGREEMENTS

                                                                                          NET UNREALIZED
         NOTIONAL        EXPIRATION                                                        APPRECIATION
          AMOUNT            DATE                          DESCRIPTION                     (DEPRECIATION)
     ----------------   -------------   -----------------------------------------------   --------------
     INTEREST RATE SWAPS

        9,700,000 SEK   11/07/05        Agreement with Citibank N.A. dated 10/09/03           $   30,069
                                        to receive the notional amount multiplied
                                        by 6.045% and to pay the notional amount
                                        multiplied by the 3 month Floating Rate
                                        Swedish STIBOR.

       10,700,000 GBP   11/28/05        Agreement with Deutsche Bank AG dated                     82,279
                                        11/28/03 to receive the notional amount
                                        multiplied by 4.883% and to pay the notional
                                        amount multiplied by the 6 month Floating
                                        Rate British LIBOR.

       15,100,000 EUR   12/02/05        Agreement with Citibank N.A. dated 11/28/03             (191,997)
                                        to pay the notional amount multiplied by
                                        2.976% and to receive the notional amount
                                        multiplied by the 6 month Floating Rate
                                        EURIBOR.

      160,000,000 SEK   1/09/06         Agreement with Deutsche Bank AG dated 1/07/04             17,782
                                        to pay the notional amount multiplied by
                                        3.435% and

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

SWAP AGREEMENTS -- CONTINUED

                                        to receive the notional amount multiplied by
                                        the 3 month Floating Rate Swedish STIBOR.

                                                                                               NET
                                                                                            UNREALIZED
         NOTIONAL        EXPIRATION                                                        APPRECIATION
          AMOUNT            DATE                        DESCRIPTION                       (DEPRECIATION)
     ----------------   -------------   -----------------------------------------------   --------------
       21,600,000 USD   1/09/06         Agreement with Deutsche Bank AG dated 1/07/04      $   118,223
                                        to receive the notional amount multiplied
                                        by 2.183% and to pay the notional amount
                                        multiplied by the 3 month LIBOR.

       30,900,000 CAD   1/30/06         Agreement with Citibank N.A. dated 1/30/04 to         (108,671)
                                        pay the notional amount multiplied by 2.765%
                                        and to receive the notional amount multiplied
                                        by the 3 month Floating Rate Canadian CDOR.

       23,300,000 USD   2/03/06         Agreement with Citibank N.A. dated 1/30/04 to          109,291
                                        receive the notional amount multiplied by
                                        2.17% and to pay the notional amount
                                        multiplied by the 3 month LIBOR.

        1,900,000 CHF   10/13/08        Agreement with Deutsche Bank AG dated                  (29,047)
                                        10/09/03 to pay the notional amount
                                        multiplied by 2.18% and to receive the
                                        notional amount multiplied by the 6 month
                                        Floating Rate Swiss LIBOR.

       25,200,000 SEK   10/13/08        Agreement with Citibank N.A. dated 10/09/03             72,335
                                        to receive the notional amount multiplied
                                        by 4.475% and to pay the notional amount
                                        multiplied by the 3 month Floating Rate
                                        Swedish STIBOR.

        2,100,000 CHF   10/23/08        Agreement with Citibank N.A. dated 10/21/03            (33,698)
                                        to pay the notional amount multiplied by
                                        2.205% and to receive the notional amount
                                        multiplied by the 6 month Floating Rate Swiss
                                        LIBOR.

       25,000,000 SEK   11/05/10        Agreement with Citibank N.A. dated 11/03/03            163,440
                                        to receive the notional amount multiplied
                                        by 4.985% and to pay the notional amount
                                        multiplied by the 3 month Floating Rate
                                        Swedish STIBOR.

        5,000,000 CHF   11/08/10        Agreement with Deutsche Bank AG dated                 (113,579)
                                        11/05/03 to pay the notional amount
                                        multiplied by 2.72% and

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

SWAP AGREEMENTS -- CONTINUED

                                        to receive the notional amount multiplied by
                                        the 6 month Floating Rate Swiss LIBOR.

                                                                                               NET
                                                                                            UNREALIZED
         NOTIONAL        EXPIRATION                                                        APPRECIATION
          AMOUNT            DATE                        DESCRIPTION                       (DEPRECIATION)
     ----------------   -------------   -----------------------------------------------   --------------
        2,500,000 SEK   10/13/13        Agreement with Citibank N.A. dated 10/09/03         $   11,030
                                        to receive the notional amount multiplied
                                        by 5.045% and to pay the notional amount
                                        multiplied by the 3 month Floating Rate
                                        Swedish STIBOR.

        1,600,000 CHF   10/14/13        Agreement with Deutsche Bank AG dated                  (32,320)
                                        10/09/03 to pay the notional amount
                                        multiplied by 3.025% and to receive the
                                        notional amount multiplied by the 6 month
                                        Floating Rate Swiss LIBOR.

        2,400,000 CHF   10/23/13        Agreement with JP Morgan Chase Bank dated              (48,821)
                                        10/21/03 to pay the notional amount
                                        multiplied by 3.028% and to receive the
                                        notional amount multiplied by the 6 month
                                        Floating Rate Swiss LIBOR.

        2,100,000 GBP   12/16/13        Agreement with Citibank N.A. dated 12/16/03             (5,226)
                                        to pay the notional amount multiplied by
                                        5.028% and to receive the notional amount

                                        multiplied by the 6 month Floating Rate
                                        British LIBOR.

        4,800,000 CAD   12/16/13        Agreement with Deutsche Bank AG dated                 (104,236)
                                        12/16/03 to pay the notional amount
                                        multiplied by 5.0% and to receive the
                                        notional amount multiplied by the 3 month
                                        Floating Rate Canadian CDOR.

        3,700,000 USD   12/18/13        Agreement with Deutsche Bank AG dated                   75,800
                                        12/16/03 to receive the notional amount
                                        multiplied by 4.593% and to pay the notional
                                        amount multiplied by the 3 month LIBOR.

        3,000,000 EUR   12/18/13        Agreement with Citibank N.A. dated 12/16/03             67,652
                                        to receive the notional amount multiplied
                                        by 4.383% and to pay the notional amount
                                        multiplied by the 6

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

SWAP AGREEMENTS -- CONTINUED

                                        month Floating Rate EURIBOR.

       14,900,000 SEK   1/09/14         Agreement with Deutsche Bank AG dated 1/07/04           41,262
                                        to receive the notional amount multiplied by
                                        4.998% and to pay the notional amount
                                        multiplied by the 3 month Floating Rate
                                        Swedish STIBOR.

                                                                                                NET
                                                                                            UNREALIZED
         NOTIONAL        EXPIRATION                                                        APPRECIATION
          AMOUNT            DATE                        DESCRIPTION                       (DEPRECIATION)
     ----------------   -------------   -----------------------------------------------   --------------
        5,600,000 CAD   1/16/14         Agreement with Deutsche Bank AG dated 1/16/04       $ (51,946)
                                        to pay the notional amount multiplied by
                                        4.803% and to receive the notional amount
                                        multiplied by the 3 month Floating Rate
                                        Canadian CDOR.

        2,400,000 GBP   1/16/14         Agreement with Deutsche Bank AG dated 1/16/04          12,516
                                        to pay the notional amount multiplied by
                                        4.925% and to receive the notional amount
                                        multiplied by the 6 month Floating Rate
                                        British LIBOR.

        5,800,000 AUD   1/20/14         Agreement with Citibank N.A. dated 1/16/04 to          (5,178)
                                        receive the notional amount multiplied by
                                        5.995% and to pay the notional amount
                                        multiplied by the 6 month Floating Rate
                                        Australian BBSW.

        5,600,000 CHF   1/20/14         Agreement with Citibank N.A. dated 1/16/04 to          28,214
                                        receive the notional amount multiplied by
                                        2.825% and to pay the notional amount
                                        multiplied by the 6 month Floating Rate
                                        Swiss LIBOR.

        6,800,000 CAD   2/18/14         Agreement with Deutsche Bank AG dated 2/18/04         (12,802)
                                        to pay the notional amount multiplied by
                                        4.688% and to receive the notional amount
                                        multiplied by the 3 month Floating Rate
                                        Canadian CDOR.

        6,600,000 AUD   2/19/14         Agreement with Deutsche Bank AG dated 2/18/04          10,142
                                        to receive the notional amount multiplied by
                                        6.04% and to pay the notional amount
                                        multiplied by the 3 month Floating Rate
                                        Australian BBSW.

       37,400,000 SEK   2/20/14         Agreement with Citibank N.A. dated 2/18/04 to           8,780
                                        pay the notional amount multiplied by 4.72%
                                        and to receive the notional amount multiplied
                                        by the 3

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

SWAP AGREEMENTS -- CONTINUED

                                        month Floating Rate Swedish STIBOR.

        5,200,000 USD   2/20/14         Agreement with Deutsche Bank AG dated 2/18/04           4,430
                                        to receive the notional amount multiplied
                                        by 4.375% and to pay the notional amount
                                        multiplied by the 3 month LIBOR.

                                                                                               NET
                                                                                            UNREALIZED
         NOTIONAL        EXPIRATION                                                        APPRECIATION
          AMOUNT            DATE                        DESCRIPTION                       (DEPRECIATION)
     ----------------   -------------   -----------------------------------------------   --------------
        7,500,000 CHF   2/26/14         Agreement with Deutsche Bank AG dated 2/24/04      $      (432)
                                        to pay the notional amount multiplied by
                                        2.77% and to receive the notional amount
                                        multiplied by the 6 month Floating Rate Swiss
                                        LIBOR.

        3,337,962 USD   7/28/24         Agreement with JP Morgan Chase Bank dated               (9,330)
                                        9/20/02 to pay the $10,000,000 at expiration
                                        date and to receive at expiration date
                                        $3,090,000 plus interest based upon the 3
                                        month Floating Rate LIBOR (compounded
                                        quarterly).

        5,000,000 EUR   3/21/30         Agreement with UBS AG dated 3/17/00 to                 848,324
                                        receive the notional amount multiplied by
                                        5.895% and to pay the notional amount
                                        multiplied by the 3 month Floating Rate
                                        EURIBOR.

     TOTAL RETURN SWAPS

       33,000,000 USD   7/26/04         Agreement with JP Morgan Chase Bank dated              139,411
                                        7/01/03 to receive the notional amount
                                        multiplied by the return on the JP Morgan
                                        Non-U.S. Traded Total Return Government Bond
                                        Index and to pay the notional amount
                                        multiplied by the 1 month LIBOR adjusted by a
                                        specified spread.

       33,000,000 USD   7/26/05         Agreement with JP Morgan Chase Bank dated              139,448
                                        7/01/03 to receive the notional amount
                                        multiplied by the return on the JP Morgan
                                        Non-U.S. Traded Total Return Government Bond
                                        Index and to pay the notional amount
                                        multiplied by the 1 month LIBOR adjusted by a
                                        specified spread.
                                                                                           -----------
                                                                                           $ 1,233,145
                                                                                           ===========

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     See Notes to the Schedule of Investments for definitions of currency abbreviations.

9.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the year ended February 29, 2004, is set forth below:

                                      VALUE,
                                    BEGINNING                           SALES          DIVIDEND        VALUE, END
     AFFILIATE                      OF PERIOD        PURCHASES         PROCEEDS         INCOME         OF PERIOD
     --------------------------------------------------------------------------------------------------------------
     GMO Alpha LIBOR Fund        $   14,691,865   $           --   $           --   $           --   $   14,933,426
     GMO Emerging Country Debt
       Fund, Class III                4,604,832        4,051,770        1,000,000          509,892        8,077,693
     GMO Short-Duration
     Collateral Fund                 65,867,490      172,965,144       30,600,000        2,090,143      208,816,182
                                 --------------   --------------   --------------   --------------   --------------
     Totals                      $   85,164,187   $  177,016,914   $   31,600,000   $    2,600,035   $  231,827,301
                                 ==============   ==============   ==============   ==============   ==============

10.  SUBSEQUENT EVENT

     On January 23, 2004, the trustees of the Trust approved a transaction pursuant to which GMO Alpha LIBOR Fund (ALF) contributed its net assets, other than its interest in GMO SPV I, LLC, its claims resulting from its holdings of the NPF Securities, and a fixed amount of cash, such contribution representing 94.14% of ALF's assets, to GMO Short-Duration Collateral Fund (SDCF) in exchange for SDCF shares. The transaction, which was structured as a tax-free reorganization, was consummated after the close of business on March 31, 2004 and the shares received by ALF were then distributed to its shareholders, including the Fund. After distribution of the SDCF shares, ALF changed its name to GMO Special Purpose Holding Fund and elected partnership status for Federal income tax purposes.

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF GMO INTERNATIONAL BOND FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Bond Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

     The Fund's distributions to shareholders included: $12,719,158 from short-term capital gains.

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                             NUMBER OF
                                                                           PORTFOLIOS IN
                                                             PRINCIPAL         FUND          OTHER
                                      TERM OF OFFICE(1)    OCCUPATION(S)      COMPLEX     DIRECTORSHIPS
 NAME, ADDRESS,        POSITION(S)      AND LENGTH OF       DURING PAST     OVERSEEN BY      HELD BY
     AND DOB         HELD WITH TRUST    TIME SERVED         FIVE YEARS        TRUSTEE        TRUSTEE
------------------  ----------------  -----------------  ----------------  -------------  -------------
Jay O. Light        Trustee           Since May 1996     Professor of
c/o GMO Trust                                            Business               41               *(2)
40 Rowes Wharf                                           Administration
Boston, MA 02110                                         and Senior
DOB: 10/03/1941                                          Associate Dean,
                                                         Harvard
                                                         University.

Donald W.           Trustee           Since              Advisory
Glazer, Esq.                          December 2000      Counsel, Goodwin       41            None
c/o GMO Trust                                            Procter LLP;
40 Rowes Wharf                                           Secretary and
Boston, MA 02110                                         Consultant,
DOB: 07/26/1944                                          Provant, Inc.
                                                         (provider of
                                                         performance
                                                         improvement
                                                         training
                                                         services and
                                                         products)(1998 -
                                                         present);
                                                         Consultant -
                                                         Business and
                                                         Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                             NUMBER OF
                                                                           PORTFOLIOS IN
                                                             PRINCIPAL         FUND          OTHER
                                      TERM OF OFFICE(1)    OCCUPATION(S)      COMPLEX     DIRECTORSHIPS
 NAME, ADDRESS,        POSITION(S)      AND LENGTH OF    DURING PAST FIVE   OVERSEEN BY      HELD BY
     AND DOB         HELD WITH TRUST    TIME SERVED            YEARS          TRUSTEE        TRUSTEE
------------------  ----------------  -----------------  ----------------  -------------  -------------
R. Jeremy           Chairman of       Since September    Chairman,
Grantham(3)         the Board of      1985.              Grantham, Mayo,         41           None
c/o GMO Trust       Trustees          President from     Van Otterloo &
40 Rowes Wharf                        February 2002 -    Co. LLC
Boston, MA 02110                      October 2002;
DOB: 10/06/1938                       President
                                      Quantitative from
                                      September 1985 -
                                      February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                TERM OF OFFICE(4)
NAME, ADDRESS, AND         POSITION(S) HELD        AND LENGTH OF          PRINCIPAL OCCUPATION(S)
       DOB                    WITH TRUST            TIME SERVED            DURING PAST FIVE YEARS
-----------------------  -------------------  ----------------------   -----------------------------
Scott Eston              President and        President and Chief      Chief Financial Officer
c/o GMO Trust            Chief Executive      Executive Officer        (1997-present), Chief
40 Rowes Wharf           Officer              since October 2002;      Operating Officer (2000 -
Boston, MA 02110                              Vice President from      present) and Member,
DOB: 01/20/1956                               August 1998 -            Grantham, Mayo, Van
                                              October 2002.            Otterloo & Co. LLC.

Susan Randall Harbert    Chief Financial      Chief Financial          Member, Grantham, Mayo, Van
c/o GMO Trust            Officer and          Officer since            Otterloo & Co. LLC.
40 Rowes Wharf           Treasurer            February 2000;
Boston, MA 02110                              Treasurer since
DOB: 04/25/1957                               February 1998.

Brent Arvidson           Assistant            Since September 1998.    Senior Fund Administrator,
c/o GMO Trust            Treasurer                                     Grantham, Mayo, Van
40 Rowes Wharf                                                         Otterloo & Co. LLC.
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.   Vice President       Vice President since     General Counsel, Anti-Money
c/o GMO Trust            and Clerk            February 1997; Clerk     Laundering Reporting
40 Rowes Wharf                                since March 2001 -       Officer (July 2002 -
Boston, MA 02110                              present and May 1999     February 2003) and Member,
DOB: 07/20/1965                               - August 1999.           Grantham, Mayo, Van
                                                                       Otterloo & Co. LLC.

Elaine M. Hartnett,      Vice President       Vice President since     Associate General Counsel,
Esq.                     and Secretary        August 1999;             Grantham, Mayo, Van
c/o GMO Trust                                 Secretary since          Otterloo & Co. LLC (June
40 Rowes Wharf                                March 2001.              1999 - present);
Boston, MA 02110                                                       Associate/Junior Partner,
DOB: 02/18/1945                                                        Hale and Dorr LLP (1991 -
                                                                       1999).

Julie Perniola           Vice President       Since February 2003.     Anti-Money Laundering
c/o GMO Trust            and Anti-Money                                Reporting Officer (February
40 Rowes Wharf           Laundering                                    2003 - present) and
Boston, MA 02110         Compliance Officer                            Compliance Officer,
DOB: 10/07/1970                                                        Grantham, Mayo, Van
                                                                       Otterloo & Co. LLC.

William L. Nemerever     Vice President       Vice President since     Member, Grantham, Mayo, Van
c/o GMO Trust                                 February 2004.           Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)


PORTFOLIO MANAGEMENT

Day-to-day management of the Fund's portfolio is the responsibility of the Fixed Income Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Currency Hedged International Bond Fund returned +9.5% for the fiscal year ended February 29, 2004, as compared to +2.2% for the J.P. Morgan Non-US Government Ex-Japan Bond Index (Hedged). The Fund's exposure to various issues is achieved directly and indirectly through its investment in the GMO Emerging Country Debt Fund, the GMO Alpha Libor Fund, and the GMO Short-Duration Collateral Fund.

The Fund outperformed the benchmark during the fiscal year by 7.3%. Bond market, currency selection, emerging debt exposure, and issue selection each added value during the fiscal year.

Overweight positions in Canadian and Swedish bond markets, as well as underweight positions in British and U.S. bond markets, added value to the Fund during the period. In addition, overweight positions in British pounds, Australian dollars, New Zealand dollars, and Swedish krona, and an underweight position in the Canadian dollar generated significant gains, offsetting underweight positions in Swiss francs, Japanese yen, and the euro. Issue selection added value while the Fund's exposure to non-Treasury/Agency securities benefited relative performance as spreads tightened during the period. Emerging country debt exposure also added value to the Fund during the fiscal year.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

CURRENCY HEDGED INT'L. BOND FUND-III
As Of: 2/29/2004

                      GMO CURRENCY HEDGED       J.P. MORGAN NON-U.S. EX-JAPAN          J.P. MORGAN NON-U.S.
                    INTERNATIONAL BOND FUND     GOV'T. BOND INDEX (HEDGED) +*     GOVERNMENT BOND INDEX (HEDGED)
      9/30/1994             5,000,000                      5,000,000                       5,000,000
     12/31/1994             4,988,025                      5,081,245                       5,081,245
      3/31/1995             5,140,410                      5,313,050                       5,313,050
      6/30/1995             5,577,245                      5,563,760                       5,563,760
      9/30/1995             5,975,255                      5,774,175                       5,774,175
     12/31/1995             6,373,965                      6,023,205                       6,023,205
      3/31/1996             6,521,920                      6,075,145                       6,075,145
      6/30/1996             6,977,625                      6,241,145                       6,241,145
      9/30/1996             7,420,840                      6,507,420                       6,507,415
     12/31/1996             7,894,840                      6,758,120                       6,758,115
      3/31/1997             8,021,640                      6,847,755                       6,847,755
      6/30/1997             8,361,990                      7,076,070                       7,076,070
      9/30/1997             8,904,170                      7,326,360                       7,326,360
     12/31/1997             9,139,155                      7,523,705                       7,523,705
      3/31/1998             9,461,510                      7,758,815                       7,758,815
      6/30/1998             9,539,920                      7,936,625                       7,936,625
      9/30/1998             9,656,360                      8,361,400                       8,361,400
     12/31/1998             9,657,715                      8,436,825                       8,436,830
      3/31/1999             9,758,505                      8,585,135                       8,585,145
      6/30/1999             9,712,690                      8,522,775                       8,522,790
      9/30/1999             9,678,430                      8,546,295                       8,546,315
     12/31/1999             9,913,875                      8,641,435                       8,641,460
      3/31/2000            10,214,610                      8,829,595                       8,829,620
      6/30/2000            10,370,160                      8,986,920                       8,986,945
      9/30/2000            10,611,995                      9,121,120                       9,121,150
     12/31/2000            11,155,315                      9,458,765                       9,458,795
      3/31/2001            11,520,675                      9,726,025                       9,726,055
      6/30/2001            11,485,265                      9,761,350                       9,761,385
      9/30/2001            11,718,370                      9,974,535                       9,974,575
     12/31/2001            11,863,860                     10,029,170                      10,029,210
      3/31/2002            11,850,635                     10,000,205                      10,000,245
      6/30/2002            12,333,715                     10,223,875                      10,223,920
      9/30/2002            12,673,565                     10,565,855                      10,565,900
     12/31/2002            12,220,430                     10,732,535                      10,732,580
      3/31/2003            12,503,640                     10,878,375                      10,878,425
      6/30/2003            13,070,055                     11,018,375                      11,018,425
      9/30/2003            13,112,055                     10,936,330                      10,936,380
     12/31/2003            13,291,880                     10,945,620                      10,945,670
      2/29/2004            13,726,450                     11,129,565                      11,099,705

Average Annual Returns
Inception                   9/30/1994

1YR                      5YR             10YR(ITD)
9.53                     7.45              11.32

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

* J.P. Morgan Non-U.S. ex-Japan Government Bond Index (Hedged) + represents the J.P. Morgan Non-U.S. Government Bond Index (Hedged) prior to 12/31/03 and the J.P. Morgan Non-U.S. ex-Japan Government Bond Index (Hedged) thereafter.

Effective as of January 1, 2004, the Fund changed its benchmark from the J.P. Morgan Non-U.S. Government Bond Index (Hedged) to the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan).

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  PAR VALUE /
    SHARES /
   PRINCIPAL
     AMOUNT       DESCRIPTION                                                        VALUE ($)
------------------------------------------------------------------------------------------------
                  DEBT OBLIGATIONS -- 3.5%

                  UNITED STATES -- 3.5%

                  U.S. GOVERNMENT -- 3.5%
USD   6,743,460   U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a)        7,806,609
                                                                                  --------------

                  TOTAL DEBT OBLIGATIONS (COST $7,474,571)                             7,806,609
                                                                                  --------------

                  MUTUAL FUNDS -- 94.0%

         90,853   GMO Alpha LIBOR Fund                                                 2,190,470
        581,569   GMO Emerging Country Debt Fund, Class III                            6,112,287
      7,988,720
                  GMO Short-Duration Collateral Fund                                 201,155,969
                                                                                  --------------

                  TOTAL MUTUAL FUNDS (COST $208,912,435)                             209,458,726
                                                                                  --------------

                  CALL OPTIONS PURCHASED -- 2.2%

                  CROSS CURRENCY OPTIONS -- 2.2%
GBP  37,000,000   GBP Call/JPY Put, Expires 06/07/2004, Strike 188.00                  4,845,661
                                                                                  --------------

                  TOTAL CALL OPTIONS PURCHASED (COST $2,509,777)                       4,845,661
                                                                                  --------------

                  TOTAL INVESTMENTS -- 99.7%
                  (Cost $218,896,783)                                                222,110,996
                  Other Assets and Liabilities (net) -- 0.3%                             761,464
                                                                                  --------------

                  TOTAL NET ASSETS -- 100.0%                                      $  222,872,460
                                                                                  ==============

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

                  NOTES TO SCHEDULE OF INVESTMENTS:

                  CURRENCY ABBREVIATIONS:

                  AUD - Australian Dollar
                  CAD - Canadian Dollar
                  CHF - Swiss Franc
                  EUR - Euro
                  GBP - British Pound
                  JPY - Japanese Yen
                  NOK - Norwegian Krone
                  NZD - New Zealand Dollars
                  SEK - Swedish Krona
                  USD - United States Dollar

                  (a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 8).

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
     Investments in unaffiliated issuers, at value (cost $9,984,348) (Note 2)           $    12,652,270
     Investments in affiliated issuers, at value (cost $208,912,435) (Notes 2 and 9)        209,458,726
     Cash                                                                                       468,552
     Foreign currency, at value (cost $289,146) (Note 2)                                        283,160
     Receivable for Fund shares sold                                                            336,264
     Interest receivable                                                                         33,125
     Receivable for open forward foreign currency contracts (Notes 2 and 8)                   2,431,170
     Receivable for variation margin on open futures contracts (Notes 2 and 8)                  199,031
     Net receivable for open swap contracts (Notes 2 and 8)                                     253,144
     Receivable for expenses reimbursed by Manager (Note 3)                                      14,163
                                                                                        ---------------

         Total assets                                                                       226,129,605
                                                                                        ---------------

LIABILITIES:
     Payable to affiliate for (Note 3):
         Management fee                                                                          42,115
         Shareholder service fee                                                                 25,269
         Trustees fee                                                                               876
     Payable for open forward foreign currency contracts (Notes 2 and 8)                      3,047,803
     Periodic payments from open swap contracts (Notes 2 and 8)                                  86,243
     Accrued expenses                                                                            54,839
                                                                                        ---------------

         Total liabilities                                                                    3,257,145
                                                                                        ---------------
NET ASSETS                                                                              $   222,872,460
                                                                                        ===============

NET ASSETS CONSIST OF:
     Paid-in capital                                                                        220,167,679
     Accumulated undistributed net investment income                                          1,581,188
     Accumulated net realized loss                                                           (3,999,923)
     Net unrealized appreciation                                                              5,123,516
                                                                                        ---------------
                                                                                        $   222,872,460
                                                                                        ===============

NET ASSETS ATTRIBUTABLE TO:
     Class III shares                                                                   $   222,872,460
                                                                                        ===============

SHARES OUTSTANDING:
     Class III                                                                               24,342,430
                                                                                        ===============
NET ASSET VALUE PER SHARE:
     Class III                                                                          $          9.16
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
     Dividends from affiliated issuers                                                   $       398,745
     Interest                                                                                     85,195
                                                                                         ---------------

         Total income                                                                            483,940
                                                                                         ---------------

EXPENSES:
     Management fee (Note 3)                                                                     113,941
     Shareholder service fee (Note 3) - Class III                                                 68,365
     Custodian and transfer agent fees                                                            29,247
     Audit and tax fees                                                                           61,290
     Legal fees                                                                                    2,124
     Trustees fees and related expenses (Note 3)                                                     495
     Registration fees                                                                             8,098
     Miscellaneous                                                                                 2,849
                                                                                         ---------------
         Total expenses                                                                          286,409
     Fees and expenses reimbursed by Manager (Note 3)                                           (103,516)
     Indirectly incurred fees waived or borne by Manager (Note 3)                                 (5,980)
     Shareholder service fee waived (Note 3) - Class III                                          (2,090)
                                                                                         ---------------
         Net expenses                                                                            174,823
                                                                                         ---------------

           Net investment income                                                                 309,117
                                                                                         ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
         Investments in unaffiliated issuers                                                    (229,921)
         Investments in affiliated issuers                                                        83,454
         Realized gains distributions from affiliated issuers                                     46,878
         Closed futures contracts                                                                 21,987
         Closed swap contracts                                                                   (75,637)
         Written options                                                                          16,830
         Foreign currency, forward contracts and foreign currency related transactions         1,187,649
                                                                                         ---------------
           Net realized gain                                                                   1,051,240
                                                                                         ---------------
     Change in net unrealized appreciation (depreciation) on:
         Investments                                                                           3,239,730
         Open futures contracts                                                                2,262,406
         Open swap contracts                                                                     237,150
         Foreign currency, forward contracts and foreign currency related transactions          (729,823)
                                                                                         ---------------
           Net unrealized gain                                                                 5,009,463
                                                                                         ---------------

         Net realized and unrealized gain                                                      6,060,703
                                                                                         ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $     6,369,820
                                                                                         ===============

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                        YEAR ENDED           YEAR ENDED
                                                                    FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                                                    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                             $         309,117    $         140,481
  Net realized gain                                                         1,051,240              106,972
  Change in net unrealized appreciation (depreciation)                      5,009,463              528,743
                                                                    -----------------    -----------------
  Net increase in net assets from operations                                6,369,820              776,196
                                                                    -----------------    -----------------

Distributions to shareholders from:
  Net investment income
     Class III                                                             (1,182,701)          (1,285,568)
                                                                    -----------------    -----------------

  Net share transactions (Note 7):
     Class III                                                            197,466,338            2,795,937
                                                                    -----------------    -----------------
  Increase in net assets resulting from net share transactions            197,466,338            2,795,937
                                                                    -----------------    -----------------

     Total increase in net assets                                         202,653,457            2,286,565

NET ASSETS:
  Beginning of period                                                      20,219,003           17,932,438
                                                                    -----------------    -----------------
  End of period (including accumulated
    undistributed net investment income of
    $1,581,188 and $1,074,093, respectively)                        $     222,872,460    $      20,219,003
                                                                    =================    =================

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  YEAR ENDED FEBRUARY 28/29,
                                                           ------------------------------------------------------------------------
                                                             2004(d)        2003(d)        2002(d)       2001(c)(d)        2000(d)
                                                           ----------      ---------      ---------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                       $     8.85      $    9.04      $    9.72      $     9.70      $    10.47
                                                           ----------      ---------      ---------      ----------      ----------

Income from investment operations:
   Net investment income (a)+                                    0.06           0.09           0.50            0.57            0.64
   Net realized and unrealized gain (loss)                       0.76           0.32          (0.13)           0.73           (0.16)
                                                           ----------      ---------      ---------      ----------      ----------

      Total from investment operations                           0.82           0.41           0.37            1.30            0.48
                                                           ----------      ---------      ---------      ----------      ----------

Less distributions to shareholders:
   From net investment income                                   (0.51)         (0.60)         (1.05)          (1.18)          (1.11)
   From net realized gains                                         --             --             --           (0.10)          (0.14)
                                                           ----------      ---------      ---------      ----------      ----------

      Total distributions                                       (0.51)         (0.60)         (1.05)          (1.28)          (1.25)
                                                           ----------      ---------      ---------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                             $     9.16      $    8.85      $    9.04      $     9.72      $     9.70
                                                           ==========      =========      =========      ==========      ==========
TOTAL RETURN (b)                                                 9.53%          4.81%          4.21%          14.06%           4.95%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                       $  222,872      $  20,219      $  17,932      $   18,102      $  283,340
   Net expenses to average daily net assets                      0.38%(e)       0.40%(e)       0.38%(e)        0.40%(e)        0.40%
   Net investment income to average daily net assets (a)         0.68%          0.97%          5.45%           5.79%           6.34%
   Portfolio turnover rate                                         36%            66%            44%            120%             65%
   Fees and expenses reimbursed by the Manager
     to average daily net assets:                                0.24%          0.51%          0.54%           0.07%           0.08%

(a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.05% to 5.96%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(d) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.25% and net investment income per share by $0.02. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.05%), less than 0.00%, (0.17%) and (0.17%) for the fiscal years ending February 28/29, 2003, 2002, 2001 and 2000, respectively and to net investment income per share of less than $(0.00), less than $0.00, $(0.02) and $(0.01) for the fiscal years ending February 28/29, 2003, 2002, 2001 and 2000 respectively.
(e) Net expenses exclude expenses incurred indirectly through investment in underlying Funds. (See Note 2)
+   Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through direct and indirect investment in foreign bond and currency markets, primarily in shares of GMO Short-Duration Collateral Fund and "synthetic" bonds (created by the Manager by combining a futures contract, swap contract, or option, on a fixed income security with cash, a cash equivalent, or another fixed income security). The Fund's benchmark is the J.P. Morgan Non-U.S. ex-Japan Government Bond Index (Hedged). Effective January 1, 2004, the Fund changed benchmarks from J.P. Morgan Non-U.S. Government Bond Index (Hedged).

     At February 29, 2004, 1.0% of the Fund was invested in GMO Alpha LIBOR Fund and 90.3% of the Fund was invested in GMO Short-Duration Collateral Fund, separate funds of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund and GMO Short-Duration Collateral Fund are not publicly available for direct purchase. At February 29, 2004, 2.7% of the net assets of the Fund were invested in GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. The financial statements of GMO Alpha LIBOR Fund, GMO Short-Duration Collateral Fund and GMO Emerging Country Debt Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon requrest by calling (617) 330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLE
     As a result of a recent FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts in all prior year financial highlights presented. Prior year net investment income ratios in the financial highlights have also been

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     modified accordingly. This reclassification increased net investment income and decreased net realized gains by $113,003 for the year ended February 29, 2004 and decreased net investment income and increased net realized gains by $7,909 for the year ended February 28, 2003. This change had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source). Securities of underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the underlying funds in which the Fund invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 29, 2004, the total value of these securities represented 6.9% of net assets.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 8 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of February 29, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 8 for all open futures contracts as of February 29, 2004.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 29, 2004, there were no open written option contracts. (See Note
     8)

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See Schedule of Investments for all open purchased option contracts as of February 29, 2004.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     LOAN AGREEMENTS
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See Note 8 for a summary of open swap agreements as of February 29, 2004.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. At February 29, 2004, there were no open repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. For the year ended February 29, 2004, the Fund had not entered into any reverse repurchase agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from ordinary income were $1,182,701 and $1,285,568, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $964,555 of undistributed ordinary income. The temporary differences between book and tax basis distributable earnings are primarily due to foreign currency transactions, losses on wash sales transactions and differing treatments for amortization of premiums and discounts on debt securities.

     At February 29, 2004, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $3,639,053 expiring in 2009. The Fund elected to defer to March 1, 2004 post-October capital losses of $376,779.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

         ACCUMULATED                ACCUMULATED
      UNDISTRIBUTED NET                 NET
      INVESTMENT INCOME            REALIZED LOSS            PAID-IN CAPITAL
     -------------------          ---------------          -----------------
         $  1,380,679              $  (1,380,679)                $  --

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premium and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund may invest in Class III shares of GMO Emerging Country Debt Fund ("ECDF"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in ECDF. The Fund does not incur any shareholder service fees as a result of the Fund's investment in Alpha LIBOR Fund and SDCF.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total direct annual operating expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying funds exceed .25% of average daily net assets. For purposes of this calculation, the Fund's total direct annual operating expenses excludes shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees) ("Trustees fees"), and the following investment-related costs: brokerage commissions, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes. Additionally, the indirect fees and operating expenses incurred through investment in underlying funds exclude investment-related expenses and, with the exception of the Fund's investment in ECDF, Trustees fees.

     The Fund incurs fees and expenses indirectly as a shareholder in Alpha LIBOR Fund, SDCF and ECDF. For the year ended February 29, 2004, indirect operating expenses (excluding shareholder service fees (ECDF only) and investment-related expenses) and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) incurred indirectly by the Fund through its investment in underlying funds (including Alpha LIBOR Fund, SDCF

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     and ECDF) were .016% and .010% of the Fund's average daily net assets, respectively. For the year ended February 29, 2004, shareholder service fees incurred indirectly by the Fund were .005% of the Fund's average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $105. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, were as follows:

                                                      PURCHASES        SALES
                                                    ------------   ------------
     U.S. Government securities                     $  6,370,780   $         --
     Investments (non-U.S. Government securities)    207,225,623     16,887,922

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                           GROSS UNREALIZED       GROSS UNREALIZED       NET UNREALIZED
      AGGREGATE COST         APPRECIATION           DEPRECIATION          APPRECIATION
     ----------------     ------------------     ------------------     ----------------
      $  218,920,921         $  3,319,888           $  (129,813)          $  3,190,075

5.   GUARANTEES
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 67.1% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's shares outstanding. Two of the shareholders are other funds of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, less than .01% of the Fund was held by one related party.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          YEAR ENDED                          YEAR ENDED
                                                      FEBRUARY 29, 2004                   FEBRUARY 28, 2003
                                               --------------------------------    --------------------------------
     CLASS III:                                    SHARES            AMOUNT            SHARES            AMOUNT
                                               --------------    --------------    --------------    --------------
     Shares sold                                   22,864,308    $  204,926,687         1,433,219    $   12,587,730
     Shares issued to shareholders
       in reinvestment of distributions               129,636         1,123,946           143,796         1,219,389
     Shares repurchased                              (936,320)       (8,584,295)       (1,275,960)      (11,011,182)
                                               --------------    --------------    --------------    --------------
     Net increase                                  22,057,624    $  197,466,338           301,055    $    2,795,937
                                               ==============    ==============    ==============    ==============

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                                 NET UNREALIZED
     SETTLEMENT                                                                   APPRECIATION
        DATE        DELIVER/RECEIVE     UNITS OF CURRENCY         VALUE          (DEPRECIATION)
     ----------     ---------------     -----------------     -------------     ----------------
        Buys

       3/23/04      AUD                        35,300,000     $  27,167,085     $        281,302
       3/30/04      CAD                         3,800,000         2,829,301              (69,626)
       4/27/04      CHF                         7,800,000         6,149,498             (191,339)
       4/20/04      EUR                         7,500,000         9,306,314              (41,381)
       4/13/04      GBP                         2,500,000         4,623,152               83,672
       3/09/04      JPY                     8,560,000,000        78,361,953           (2,092,974)
       3/02/04      NZD                        11,600,000         7,951,800              211,213
       5/04/04      NZD                        10,600,000         7,211,364              (21,122)
                                                                                ----------------
                                                                                $     (1,840,255)
                                                                                ================

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

FORWARD CURRENCY CONTRACTS -- CONTINUED

        Sales

       3/23/04      AUD                        28,600,000     $  22,010,726     $        (25,397)
       3/30/04      CAD                        17,300,000        12,880,767              523,552
       4/27/04      CHF                         9,200,000         7,253,254              135,277
       4/20/04      EUR                         4,400,000         5,459,704                6,249
       4/13/04      GBP                        25,400,000        46,971,221             (225,130)
       3/09/04      JPY                     5,680,000,000        51,997,184            1,160,932
       3/02/04      NZD                        11,600,000         7,951,800              (31,110)
                                                                                ----------------
                                                                                $      1,544,373
                                                                                ================

     FORWARD CROSS CURRENCY CONTRACTS

                                                                                 NET UNREALIZED
      SETTLEMENT                                                                  APPRECIATION
         DATE         DELIVER/UNITS OF CURRENCY     RECEIVE/IN EXCHANGE FOR      (DEPRECIATION)
     ------------     -------------------------     -----------------------     ----------------
        3/11/04       CHF             1,543,936     EUR           1,000,000     $         26,287
        3/11/04       EUR             3,000,000     CHF           4,693,170              (30,535)
        3/16/04       EUR             7,800,000     NOK          66,938,040             (181,646)
        4/06/04       EUR            17,800,000     SEK         163,694,650             (137,543)
        4/06/04       SEK            19,413,240     EUR           2,100,000                2,686
                                                                                ----------------
                                                                                $       (320,751)
                                                                                ================

     See Notes for the Schedule of Investments for definitions of currency abbreviations.

     FUTURES CONTRACTS

                                                                                                  NET UNREALIZED
       NUMBER OF                                                                CONTRACT           APPRECIATION
       CONTRACTS                 TYPE                       EXPIRATION DATE       VALUE           (DEPRECIATION)
     ------------     ---------------------------------     ---------------     ------------     ----------------
         Buys

           86         Australian Government Bond 10 Yr.     March 2004          $  6,859,563     $        117,543
          197         Australian Government Bond 3 Yr.      March 2004            15,428,045               97,311
           27         Canadian Government Bond 10 Yr.       March 2004             2,255,383               27,555
           90         Canadian Government Bond 10 Yr.       June 2004              7,453,549               24,903
          420         Euro BOBL                             March 2004            58,849,025              847,265
          687         Euro Bund                             March 2004            98,846,590            1,681,420
           92         UK Gilt Long Bond                     June 2004             18,529,718               11,354
                                                                                                 ----------------
                                                                                                 $      2,807,351
                                                                                                 ================

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

FUTURES CONTRACTS -- CONTINUED

         Sales

           195       Federal Fund 30 Day                   April 2004          $ 80,443,935     $         (1,121)
            28       Japanese Government Bond 10 Yr.       March 2004            35,880,286             (388,694)
            54       Swiss Federal Bond                    March 2004             5,523,090              (99,832)
            20       U.S. Long Bond                        June 2004              2,248,750              (11,052)
            13       U.S. Treasury Note 10 Yr.             June 2004              1,480,375               (5,622)
           181       U.S. Treasury Note 5 Yr.              June 2004             20,345,531              (22,252)
                                                                                                 ----------------
                                                                                                 $       (528,573)
                                                                                                 ================

     At February 29, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

     WRITTEN OPTION TRANSACTIONS

                                                        PUTS                                   CALLS
                                        ------------------------------------    ------------------------------------
                                        PRINCIPAL AMOUNT                        PRINCIPAL AMOUNT
                                          OF CONTRACTS                            OF CONTRACTS
                                         (000'S OMITTED)        PREMIUMS         (000'S OMITTED)        PREMIUMS
                                        ----------------    ----------------    ----------------    ----------------
     Outstanding, beginning of period                 --    $             --                  --    $             --
     Options written                               1,700              16,830               1,700              16,830
     Options exercised                            (1,700)            (16,830)                 --                  --
     Options expired                                  --                  --              (1,700)            (16,830)
                                        ----------------    ----------------    ----------------    ----------------
     Outstanding, end of period                       --    $             --                  --    $             --
                                        ================    ================    ================    ================

     SWAP AGREEMENTS

                                                                                                    NET
                                                                                                UNREALIZED
                           EXPIRATION                                                          APPRECIATION
       NOTIONAL AMOUNT        DATE                         DESCRIPTION                        (DEPRECIATION)
     -------------------   ----------   --------------------------------------------------   ----------------
     INTEREST RATE SWAPS

           1,300,000 SEK    11/07/05    Agreement with Citibank N.A. dated 11/03/03 to       $          4,030
                                        receive the notional amount multiplied by 3.8% and
                                        to pay the notional amount multiplied by the 3
                                        month Floating Rate Swedish STIBOR.

           1,300,000 GBP    11/28/05    Agreement with Deutsche Bank AG dated 11/28/03 to               9,997

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

SWAP AGREEMENTS -- CONTINUED

                                        receive the notional amount multiplied by 4.8825%
                                        and to pay the notional amount multiplied by the 6
                                        month Floating Rate British LIBOR.

                                                                                                    NET
                                                                                                UNREALIZED
                           EXPIRATION                                                          APPRECIATION
       NOTIONAL AMOUNT        DATE                         DESCRIPTION                        (DEPRECIATION)
     -------------------   ----------   --------------------------------------------------   ----------------
           1,800,000 EUR    12/02/05    Agreement with Citibank N.A. dated 11/28/03 to pay   $        (22,887)
                                        the notional amount multiplied by 2.976% and to
                                        receive the notional amount multiplied by the 6
                                        month Floating Rate EURIBOR.

         112,000,000 SEK     1/09/06    Agreement with Deutsche Bank AG dated 1/07/04 to               12,448
                                        pay the notional amount multiplied by 3.435% and
                                        to receive the notional amount multiplied by the 3
                                        month Floating Rate Swedish STIBOR.

          15,400,000 USD     1/09/06    Agreement with Deutsche Bank AG dated 1/07/04 to     $         84,288
                                        receive the notional amount multiplied by 2.183%
                                        and to pay the notional amount multiplied by the 3
                                        month LIBOR.

          21,700,000 CAD     1/30/06    Agreement with Citibank N.A. dated 1/30/04 to pay             (76,316)
                                        the notional amount multiplied by 2.765% and to
                                        receive the notional amount multiplied by the 3
                                        month Floating Rate Canadian CDOR.

          16,400,000 USD     2/03/06    Agreement with Citibank N.A. dated 1/30/04 to                  76,926
                                        receive the notional amount multiplied by 2.17%
                                        and to pay the notional amount multiplied by the 3
                                        month LIBOR.

             200,000 CHF    10/13/08    Agreement with Deutsche Bank AG dated 10/09/03 to              (3,058)
                                        pay the notional amount multiplied by 2.18% and to
                                        receive the notional amount multiplied by the 6
                                        month Floating Rate Swiss LIBOR.

           3,300,000 SEK    10/13/08    Agreement with Citibank N.A. dated 10/09/03 to                  9,474
                                        receive the notional amount multiplied by 4.475%
                                        and to pay the notional amount multiplied by the 3
                                        month Floating Rate Swedish STIBOR.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET
                                                                                                UNREALIZED
                           EXPIRATION                                                          APPRECIATION
       NOTIONAL AMOUNT        DATE                         DESCRIPTION                        (DEPRECIATION)
     -------------------   ----------   --------------------------------------------------   ----------------
             300,000 CHF    10/23/08    Agreement with Citibank N.A. dated 10/21/03 to pay   $         (4,814)
                                        the notional amount multiplied by 2.205% and to
                                        receive the notional amount multiplied by the 6
                                        month Floating Rate Swiss LIBOR.

          37,500,000 SEK     1/09/09    Agreement with Deutsche Bank AG dated 1/07/04 to               79,600
                                        receive the notional amount multiplied by 4.3825%
                                        and to pay the notional amount multiplied by the 3
                                        month Floating Rate Swedish STIBOR.

           3,100,000 SEK    11/05/10    Agreement with Citibank N.A. dated 11/03/03 to                 20,246
                                        receive the notional amount multiplied by 4.985%
                                        and to pay the notional amount multiplied by the 3
                                        month Floating Rate Swedish STIBOR.

             700,000 CHF    11/07/10    Agreement with Deutsche Bank AG dated 11/05/03 to             (15,901)
                                        pay the notional amount multiplied by 2.72% and to
                                        receive the notional amount multiplied by the 6
                                        month Floating Rate Swiss LIBOR.

           1,300,000 SEK    10/13/13    Agreement with Citibank N.A. dated 10/09/03 to                  4,382
                                        receive the notional amount multiplied by 5.045%
                                        and to pay the notional amount multiplied by the 3
                                        month Floating Rate Swedish STIBOR.

             300,000 CHF    10/14/13    Agreement with Deutsche Bank AG dated 10/09/03 to              (6,060)
                                        pay the notional amount multiplied by 3.025% and
                                        to receive the notional amount multiplied by the 6
                                        month Floating Rate Swiss LIBOR.

             300,000 CHF    10/23/13    Agreement with JP Morgan Chase Bank dated 10/21/03             (6,112)
                                        to pay the notional amount multiplied by 3.0275%
                                        and to receive the notional amount multiplied by
                                        the 6 month

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

SWAP AGREEMENTS -- CONTINUED

                                        Floating Rate Swiss LIBOR.

                                                                                                    NET
                                                                                                UNREALIZED
                           EXPIRATION                                                          APPRECIATION
       NOTIONAL AMOUNT        DATE                         DESCRIPTION                        (DEPRECIATION)
     -------------------   ----------   --------------------------------------------------   ----------------
             600,000 CAD    12/16/13    Agreement with Deutsche Bank AG dated 12/16/03 to    $        (13,029)
                                        pay the notional amount multiplied by 5% and to
                                        receive the notional amount multiplied by the 3
                                        month Floating Rate Canadian CDOR.

             300,000 GBP    12/16/13    Agreement with Citibank N.A. dated 12/16/03 to pay               (747)
                                        the notional amount multiplied by 5.0275% and to
                                        receive the notional amount multiplied by the 6
                                        month Floating Rate British LIBOR.

             400,000 EUR    12/18/13    Agreement with Citibank N.A. dated 12/16/03 to                  9,020
                                        receive the notional amount multiplied by 4.3825%
                                        and to pay the notional amount multiplied by the 6
                                        month Floating Rate EURIBOR.

             500,000 USD    12/18/13    Agreement with Deutsche Bank AG dated 12/16/03 to              10,243
                                        receive the notional amount multiplied by 4.5925%
                                        and to pay the notional amount multiplied by the 3
                                        month LIBOR.

          22,000,000 SEK     1/09/14    Agreement with Deutsche Bank AG dated 1/07/04 to               60,923
                                        receive the notional amount multiplied by 4.9975%
                                        and to pay the notional amount multiplied by the 3
                                        month Floating Rate Swedish STIBOR.

           3,900,000 CAD     1/16/14    Agreement with Deutsche Bank AG dated 1/16/04 to              (36,177)
                                        pay the notional amount multiplied by 4.8025% and
                                        to receive the notional amount multiplied by the 3
                                        month Floating Rate Canadian CDOR.

           1,600,000 GBP     1/16/14    Agreement with Deutsche Bank AG dated 1/16/04 to                8,344
                                        pay the notional amount multiplied by 4.925% and
                                        to receive the notional amount multiplied by the 6
                                        month Floating

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

SWAP AGREEMENTS -- CONTINUED

                                        Rate British LIBOR.

                                                                                                    NET
                                                                                                UNREALIZED
                           EXPIRATION                                                          APPRECIATION
       NOTIONAL AMOUNT        DATE                         DESCRIPTION                        (DEPRECIATION)
     -------------------   ----------   --------------------------------------------------   ----------------
           4,000,000 AUD     1/20/14    Agreement with Citibank N.A. dated 1/16/04 to        $         (3,571)
                                        receive the notional amount multiplied by 5.995%
                                        and to pay the notional amount multiplied by the 6
                                        month Floating Rate Australian BBSW.

           3,700,000 CHF     1/20/14    Agreement with Citibank N.A. dated 1/16/04 to                  18,641
                                        receive the notional amount multiplied by 2.825%
                                        and to pay the notional amount multiplied by the 6
                                        month Floating Rate Swiss LIBOR.

           5,400,000 CAD     2/18/14    Agreement with Deutsche Bank AG dated 2/18/04 to              (10,166)
                                        pay the notional amount multiplied by 4.6875% and
                                        to receive the notional amount multiplied by the 3
                                        month Floating Rate Canadian CDOR.

           5,200,000 AUD     2/19/14    Agreement with Deutsche Bank AG dated 2/18/04 to                7,990
                                        receive the notional amount multiplied by 6.04%
                                        and to pay the notional amount multiplied by the 3
                                        month Floating Rate Australian BBSW.

          29,800,000 SEK     2/20/14    Agreement with Citibank N.A. dated 2/18/04 to pay               6,996
                                        the notional amount multiplied by 4.72% and to
                                        receive the notional amount multiplied by the 3
                                        month Floating Rate Swedish STIBOR.

           4,100,000 USD     2/20/14    Agreement with Deutsche Bank AG dated 2/18/04 to                3,493
                                        receive the notional amount multiplied by 4.375%
                                        and to pay the notional amount multiplied by the 3
                                        month LIBOR.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

SWAP AGREEMENTS -- CONTINUED

           7,100,000 CHF     2/26/14    Agreement with Deutsche Bank AG dated 2/24/04 to                 (409)
                                        pay the notional amount multiplied by 2.77% and to
                                        receive the notional amount multiplied by the 6
                                        month Floating Rate Swiss LIBOR.

                                                                                                    NET
                                                                                                UNREALIZED
                           EXPIRATION                                                          APPRECIATION
       NOTIONAL AMOUNT        DATE                         DESCRIPTION                        (DEPRECIATION)
     -------------------   ----------   --------------------------------------------------   ----------------
     TOTAL RETURN SWAPS

           3,000,000 USD     7/21/04    Agreement with JP Morgan Chase Bank dated 7/01/03    $         12,673
                                        to receive the notional amount multiplied by the
                                        return on the JP Morgan Non-U.S. Traded Total
                                        Return Government Bond Index and to pay the
                                        notional amount multiplied by the 1 month LIBOR
                                        adjusted by a specified spread.

           3,000,000 USD     7/21/05    Agreement with JP Morgan Chase Bank dated 7/01/03              12,677
                                        to receive the notional amount multiplied by the
                                        return on the JP Morgan Non-U.S. Traded Total
                                        Return Government Bond Index and to pay the
                                        notional amount multiplied by the 1 month LIBOR
                                        adjusted by a specified spread.
                                                                                             ----------------
                                                                                             $        253,144
                                                                                             ================

     See Notes to the Schedule of Investments for definitions of currency abbreviations.

9.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the year ended February 29, 2004, is set forth below:

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                       VALUE,                                                              VALUE,
                                       BEGINNING                         SALES            DIVIDEND         END OF
     AFFILIATE                         OF PERIOD        PURCHASES        PROCEEDS         INCOME           PERIOD
     --------------------------------------------------------------------------------------------------------------------
     GMO EMERGING COUNTRY DEBT FUND,
       CLASS III                       $      454,761   $    5,843,060   $      200,000   $       66,182   $    6,112,287
     GMO ALPHA LIBOR FUND                   2,155,037               --               --               --        2,190,470
     GMO SHORT-DURATION
       COLLATERAL FUND                     15,707,624      201,382,563       16,650,000          332,563      201,155,969
                                       --------------   --------------   --------------   --------------   --------------

     TOTALS                            $   18,317,422   $  207,225,623   $   16,850,000   $      398,745   $  209,458,726
                                       ==============   ==============   ==============   ==============   ==============

10.  SUBSEQUENT EVENT

     On January 23, 2004, the trustees of the Trust approved a transaction pursuant to which GMO Alpha LIBOR Fund (ALF) contributed its net assets, other than its interest in GMO SPV I, LLC, its claims resulting from its holdings of the NPF Securities, and a fixed amount of cash, such contribution representing 94.14% of ALF's assets, to GMO Short-Duration Collateral Fund (SDCF) in exchange for SDCF shares. The transaction, which was structured as a tax-free reorganization, was consummated after the close of business on March 31, 2004 and the shares received by ALF were then distributed to its shareholders, including the Fund. After distribution of the SDCF shares, ALF changed its name to GMO Special Purpose Holding Fund and elected partnership status for Federal income tax purposes.

     REPORT OF INDEPENDENT AUDITORS

     TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
     GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Currency Hedged International Bond Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


     PricewaterhouseCoopers LLP
     Boston, Massachusetts
     April 22, 2004

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                   PRINCIPAL                  FUND           OTHER
                                    TERM OF OFFICE(1)            OCCUPATION(S)              COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,     POSITION(S)       AND LENGTH OF               DURING PAST             OVERSEEN BY       HELD BY
    AND DOB       HELD WITH TRUST      TIME SERVED                FIVE YEARS                TRUSTEE         TRUSTEE
---------------   ---------------   -----------------   ------------------------------   -------------   --------------
Jay O. Light      Trustee           Since May 1996      Professor of Business                  41             *(2)
c/o GMO Trust                                           Administration and Senior
40 Rowes Wharf                                          Associate Dean, Harvard
Boston, MA                                              University.
02110
DOB: 10/03/1941

Donald W.         Trustee           Since               Advisory Counsel, Goodwin              41             None
Glazer, Esq.                        December 2000       Procter LLP; Secretary and
c/o GMO Trust                                           Consultant, Provant, Inc.
40 Rowes Wharf                                          (provider of performance
Boston, MA                                              improvement training services
02110                                                   and products)(1998 - present);
DOB: 07/26/1944                                         Consultant - Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
    Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                   PRINCIPAL                  FUND           OTHER
                                    TERM OF OFFICE(1)            OCCUPATION(S)              COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,     POSITION(S)       AND LENGTH OF            DURING PAST FIVE           OVERSEEN BY       HELD BY
    AND DOB       HELD WITH TRUST      TIME SERVED                     YEARS                TRUSTEE         TRUSTEE
---------------   ---------------   -----------------   ------------------------------   -------------   --------------
R. Jeremy         Chairman of       Since September     Chairman, Grantham, Mayo, Van          41             None
Grantham(3)       the Board of      1985. President     Otterloo & Co. LLC
c/o GMO Trust     Trustees          from February
40 Rowes Wharf                      2002 - October
Boston, MA                          2002; President
02110                               Quantitative from
DOB: 10/06/1938                     September 1985 -
                                    February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                        TERM OF OFFICE(4)
   NAME, ADDRESS, AND        POSITION(S) HELD              AND LENGTH OF               PRINCIPAL OCCUPATION(S)
           DOB                  WITH TRUST                  TIME SERVED                DURING PAST FIVE YEARS
------------------------   -------------------   ------------------------------   ------------------------------
Scott Eston                President and Chief   President and Chief Executive    Chief Financial Officer
c/o GMO Trust              Executive Officer     Officer since October 2002;      (1997-present), Chief
40 Rowes Wharf                                   Vice President from August       Operating Officer (2000 -
Boston, MA 02110                                 1998 - October 2002.             present) and Member, Grantham,
DOB: 01/20/1956                                                                   Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert      Chief Financial       Chief Financial Officer since    Member, Grantham, Mayo, Van
c/o GMO Trust              Officer and           February 2000; Treasurer since   Otterloo & Co. LLC.
40 Rowes Wharf             Treasurer             February 1998.
Boston, MA 02110
DOB: 04/25/1957

Brent Arvidson             Assistant Treasurer   Since September 1998.            Senior Fund Administrator,
c/o GMO Trust                                                                     Grantham, Mayo, Van Otterloo &
40 Rowes Wharf                                                                    Co. LLC.
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.     Vice President and    Vice President since February    General Counsel, Anti-Money
c/o GMO Trust              Clerk                 1997; Clerk since March 2001 -   Laundering Reporting Officer
40 Rowes Wharf                                   present and May 1999 - August    (July 2002 - February 2003)
Boston, MA 02110                                 1999.                            and Member, Grantham, Mayo,
DOB: 07/20/1965                                                                   Van Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.   Vice President and    Vice President since August      Associate General Counsel,
c/o GMO Trust              Secretary             1999; Secretary since March      Grantham, Mayo, Van Otterloo &
40 Rowes Wharf                                   2001.                            Co. LLC (June 1999 - present);
Boston, MA 02110                                                                  Associate/Junior Partner, Hale
DOB: 02/18/1945                                                                   and Dorr LLP (1991 - 1999).

Julie Perniola             Vice President        Since February 2003.             Anti-Money Laundering
c/o GMO Trust              and Anti-Money                                         Reporting Officer (February
40 Rowes Wharf             Laundering                                             2003 - present) and Compliance
Boston, MA 02110           Compliance Officer                                     Officer, Grantham, Mayo, Van
DOB: 10/07/1970                                                                   Otterloo & Co. LLC.

William L. Nemerever       Vice President        Vice President since February    Member, Grantham, Mayo, Van
c/o GMO Trust                                    2004.                            Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGEMENT

Day-to-day management of the Fund's portfolio is the responsibility of the Fixed Income Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The Class III shares of the GMO Emerging Country Debt Fund returned +30.5% for the fiscal year ended February 29, 2004, as compared with +20.8% for the J.P. Morgan Emerging Markets Bond Index Global (EMBIG).

The Fund outperformed the benchmark during the fiscal year by 9.7%. EMBIG spreads over U.S. Treasuries tightened from 659 to 431 basis points during the period. The EMBIG return of +20.8% was driven by carry (the yield on the index averaged almost 9%) and capital gains from spread tightening, despite the 28 basis point increase in U.S. interest rates.

The biggest gainers of the fiscal year were Ecuador (+78.9%), Uruguay (+73.5%), and Brazil (+44.6%). Latin American countries outperformed those outside the region, +26.6% to +14.4%. The worst performing countries for the year were the Dominican Republic (-22.6%), Croatia (+1.7%), and Hungary (+3.5%).

Market selection added value, primarily from the South Korea and Malaysia underweights and the overweight in Ivory Coast. Overweighting Dominican Republic and Bulgaria detracted from value added. Security selection added 820 basis points of positive alpha in total. Positions in Russia were the largest contributor, where 2030 Eurobonds outperformed and options trades added value. Bond selection was also highly positive in Argentina and Brazil.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

EMERGING COUNTRY DEBT FUND-III
As Of: 2/29/2004

                                                    J.P. MORGAN EMERGING MARKETS    J.P. MORGAN EMERGING MARKETS
                 GMO EMERGING COUNTRY DEBT FUND          BOND INDEX GLOBAL              BOND INDEX GLOBAL +*
      4/19/1994            4,975,000                          5,000,000                       5,000,000
      6/30/1994            4,870,525                          5,098,215                       4,952,980
      9/30/1994            5,293,400                          5,744,775                       5,491,020
     12/31/1994            4,767,270                          5,250,735                       5,031,065
      3/31/1995            4,384,840                          4,694,080                       4,474,095
      6/30/1995            5,532,130                          5,698,115                       5,495,625
      9/30/1995            6,063,840                          6,064,965                       5,870,505
     12/31/1995            6,917,300                          6,635,835                       6,399,830
      3/31/1996            7,376,415                          6,940,395                       6,654,525
      6/30/1996            8,655,810                          7,601,965                       7,390,405
      9/30/1996           10,263,930                          8,391,280                       8,325,945
     12/31/1996           11,462,575                          8,973,540                       8,915,675
      3/31/1997           11,907,895                          9,083,810                       8,985,425
      6/30/1997           13,653,555                          9,879,340                       9,831,725
      9/30/1997           15,695,870                         10,521,845                      10,509,755
     12/31/1997           15,016,750                         10,045,620                      10,076,340
      3/31/1998           15,899,315                         10,595,915                      10,601,240
      6/30/1998           14,160,535                         10,038,775                       9,967,920
      9/30/1998            9,217,050                          7,970,595                       7,851,615
     12/31/1998           10,431,505                          8,885,900                       8,630,410
      3/31/1999           10,879,210                          9,350,320                       9,066,945
      6/30/1999           11,535,845                          9,774,425                       9,542,840
      9/30/1999           11,685,475                          9,920,175                       9,657,175
     12/31/1999           13,799,750                         11,034,355                      10,872,070
      3/31/2000           15,785,945                         11,759,550                      11,586,605
      6/30/2000           15,803,215                         11,801,265                      11,627,700
      9/30/2000           17,075,775                         12,390,330                      12,208,105
     12/31/2000           17,129,095                         12,623,920                      12,438,255
      3/31/2001           17,689,390                         12,910,390                      12,720,510
      6/30/2001           18,669,910                         13,358,570                      13,162,095
      9/30/2001           17,996,660                         12,801,210                      12,612,935
     12/31/2001           19,560,260                         12,795,170                      12,606,985
      3/31/2002           21,365,470                         13,535,435                      13,336,365
      6/30/2002           20,565,695                         12,912,000                      12,722,095
      9/30/2002           20,664,925                         12,862,805                      12,673,630
     12/31/2002           23,344,240                         14,473,250                      14,260,390
      3/31/2003           25,209,705                         15,428,305                      15,201,390
      6/30/2003           29,018,365                         16,983,000                      16,733,225
      9/30/2003           29,862,815                         17,368,955                      17,113,495
     12/31/2003           31,838,670                         18,187,170                      17,919,670
      2/29/2004           32,064,155                         18,344,460                      18,074,645

Average Annual Returns
Inception                                4/19/1994

 1YR                      5YR                    10YR(ITD)
29.35                    25.42                     20.71

EMERGING COUNTRY DEBT FUND-IV
As Of: 2/29/2004

Average Annual Returns
Inception                                1/9/1998

 1YR                      5YR                    10YR(ITD)
29.27                     25.5                     13.81

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 50 bp on the purchase and 25 bp on the redemption. Transaction fees are retained by the Fund to cover trading costs. Performance for Class IV shares may vary due to different shareholder serving fees. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

* J.P. Morgan EMBI Global + represents the J.P. EMBI prior to 8/95, J.P. Morgan EMBI+ through 12/31/99 and the J.P. Morgan EMBI Global thereafter. The manager changed the benchmark due to the belief that the EMBIG is more diversified and representative of the universe of emerging country debt.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

        PAR VALUE      DESCRIPTION                                                                       VALUE ($)
---------------------------------------------------------------------------------------------------------------------
                       DEBT OBLIGATIONS -- 76.1%

                       ARGENTINA -- 3.1%
USD      6,931,000     Argentina Government International Bond, 12.00%, due 02/01/20 (a)                    1,906,025
DEM     20,000,000     Argentina Government International Bond, 5.87%, due 03/31/23 (a)                     6,162,218
USD     31,390,000     Argentina Government International Bond,
                          Variable Rate, 3 mo. USD LIBOR + 5.75%, 6.90%, due 04/06/04 (a)                   7,062,750
ARS      8,048,134     Central Bank Argentina, 2.00%, due 02/04/18 (a)(b)                                   1,762,466
ARS         89,162     Provincia Corrientes Strip, 0.00%, due 04/01/09 (a)(b)                                      --
USD     32,000,000     Republic of Argentina Discount Bond Series L-GL,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.06%, due 03/31/23 (a)                       15,680,000
DEM      3,830,000     Republic of Argentina Discount Bond,
                          Variable Rate, 6 mo. DEM LIBOR + .81%, 3.06%, due 03/31/23 (a)                    1,070,574
USD     26,545,000     Republic of Argentina Global Bond, 12.13%, due 02/25/19 (a)                          7,698,050
USD      8,000,000     Republic of Argentina Global Bond, 9.75%, due 09/19/27 (a)                           2,220,000
DEM      5,000,000     Republic of Argentina Global Bond, 9.00%, due 11/19/08 (a)(b)                          746,454
USD      3,540,000     Republic of Argentina Global Bond, 8.88%, due 03/01/29 (a)                             772,605
USD      3,433,525     Republic of Argentina Global Bond Series 2018, 12.12%, due 06/19/18 (a)                944,219
USD        198,230     Republic of Argentina Global Bond, Series 2008, 7.00%, due 12/19/08 (a)                 54,513
EUR      3,500,000     Republic of Argentina Global Bond, Series FEB, 8.00%, due 02/26/08 (a)               1,087,188
ARS     15,432,863     Republic of Argentina INDER Certificates, 6.00%, due 04/15/06 (a)(b)                   629,726
USD      2,000,000     Republic of Argentina Pro 4, 0.00%, due 12/28/10 (a)                                   281,600
USD         96,602     Republic of Argentina Pro 4 Coupon Certificates, 2.00%, due 12/28/49 (a)(b)                 --
EUR      2,500,000     Republic of Argentina Series EMTN,
                          Variable Rate, 3 mo. EURIBOR +5.10%, 7.24%, due 12/22/04 (a)(b)                     698,906
USD     64,800,000     Republic of Argentina, 12.00% Capitalization Bond, PIK, due 06/19/31 (a)(c)         17,658,000
                                                                                                     ----------------
                                                                                                           66,435,294
                                                                                                     ----------------

                       BOSNIA & HERZEGOVINA -- 0.5%
DEM     25,244,000     Bosnia & Herzegovina Series A, Step Up, 3.00%, due 12/11/17                         11,065,539
                                                                                                     ----------------

                       BRAZIL -- 21.2%
USD     24,936,053     Brazil Capitalization Bond Series L, PIK, 8.00%, due 04/15/14                       23,860,561
USD    150,847,725     Brazil Capitalization Bond, PIK, 8.00%, due 04/15/14 (c)                           144,341,663
USD    174,000,000     Brazil DCB (Bearer),
                          Variable Rate, 6 mo. LIBOR + .88%, 2.06%, due 04/15/12                          149,313,750
USD     69,500,000     Brazil DCB (Registered) Series RG,
                          Variable Rate, 6 mo. LIBOR + .88%, 2.06%, due 04/15/12                           59,639,688

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

        PAR VALUE      DESCRIPTION                                                                       VALUE ($)
---------------------------------------------------------------------------------------------------------------------
                       BRAZIL -- CONTINUED
USD     49,525,000     Brazil Discount ZL Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.00%, due 04/15/24                           39,620,000
USD     18,886,384     Brazil FLIRB (Registered),
                          Variable Rate, Step Up, 6 mo LIBOR + .81%, 2.00%, due 04/15/09                   17,375,473
USD     13,314,573     Brazil MYDFA Trust Certificates Reg S,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.00%, due 09/15/07                           12,249,407
USD     13,166,712     Brazilian Government International Exit Bonds, 6.00%, due 09/15/13                  11,290,455
USD        659,118     Brazilian Government International Exit Bonds Odd Lot, 6.00%, due 09/15/13             552,011
                                                                                                     ----------------
                                                                                                          458,243,008
                                                                                                     ----------------

                       BULGARIA -- 1.7%
USD      5,000,000     Bulgaria Discount Bond Series A,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.00%, due 07/28/24                            4,931,250
USD     42,000,000     Bulgaria Discount Bond, Interest Strips, Series 62, 0.00%, due 1/28/10
                          to 07/28/16                                                                      10,773,000
USD     42,000,000     Bulgaria Discount Bond, Interest Strips, Series 63, 0.00%, due 1/28/17
                          to 07/28/24                                                                       7,900,200
USD     10,822,000     Republic of Bulgaria Reg S, 8.25%, due 01/15/15 (c)                                 12,972,873
                                                                                                     ----------------
                                                                                                           36,577,323
                                                                                                     ----------------

                       CHINA -- 0.4%
USD      7,500,000     China Government International Bond, 6.80%, due 05/23/11                             8,673,041
                                                                                                     ----------------
                       COLOMBIA -- 0.5%
USD      2,000,000     Republic of Colombia, 11.85%, due 03/09/28                                           2,040,000
USD      8,000,000     Republic of Colombia, 8.70%, due 02/15/16                                            7,760,000
                                                                                                     ----------------
                                                                                                            9,800,000
                                                                                                     ----------------

                       COSTA RICA -- 0.4%
USD      3,710,000     Costa Rica Government International Bond, 10.00%, due 08/01/20                       4,526,200
USD      3,000,000     Republic of Costa Rica, 8.05%, due 01/31/13                                          3,330,000
                                                                                                     ----------------
                                                                                                            7,856,200
                                                                                                     ----------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

        PAR VALUE      DESCRIPTION                                                                       VALUE ($)
---------------------------------------------------------------------------------------------------------------------
                       DOMINICAN REPUBLIC -- 1.5%
USD     42,557,000     Dominican Republic Discount Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.06%, due 08/30/24                           27,236,480
USD      3,600,000     Dominican Republic International Bond RegS, 9.04%, due 01/23/13                      2,412,000
USD      5,000,000     Dominican Republic Reg S, 9.50%, due 09/27/06 (c)                                    3,600,000
                                                                                                     ----------------
                                                                                                           33,248,480
                                                                                                     ----------------

                       ECUADOR -- 1.1%
USD      2,900,628     Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.06%, due 02/27/15 (b)                        1,601,791
USD     27,587,000     Republic of Ecuador Reg S,
                          Variable Rate, Step Up, 7.00%, due 08/15/30                                      22,842,036
                                                                                                     ----------------
                                                                                                           24,443,827
                                                                                                     ----------------

                       EL SALVADOR -- 0.6%
USD     11,000,000     El Salvador Government International Bond, 8.50%, due 07/25/11                      12,567,500
                                                                                                     ----------------

                       IVORY COAST -- 1.3%
FRF     37,500,000     Ivory Coast Discount Bond,
                          Variable Rate, Step Up, 3.50%, due 03/31/28 (a)                                   2,130,951
USD     73,600,000     Ivory Coast FLIRB Series YR20,
                          Variable Rate, Step Up, 2.00%, due 03/29/18 (a)                                  13,800,000
FRF     65,905,000     Ivory Coast FLIRB,
                          Variable Rate, Step Up, 2.00%, due 03/29/18 (a)                                   2,215,837
FRF    256,889,500     Ivory Coast PDI,
                          Variable Rate, Step Up, 1.90%, due 03/29/18 (a)                                   9,366,948
                                                                                                     ----------------
                                                                                                           27,513,736
                                                                                                     ----------------

                       JAMAICA -- 0.1%
USD      2,000,000     Jamaica Government International Bond, 10.63%, due 06/20/17                          1,900,000
                                                                                                     ----------------

                       JORDAN -- 0.1%
USD      1,421,051     Hashemite Kingdom of Jordan IAB,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.06%, due 12/23/05                            1,399,736
                                                                                                     ----------------

                       KAZAKHSTAN -- 0.2%
USD      4,000,000     Kaztransoil Reg S, 8.50%, due 07/06/06                                               4,330,000
                                                                                                     ----------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

        PAR VALUE      DESCRIPTION                                                                       VALUE ($)
---------------------------------------------------------------------------------------------------------------------
                       MACEDONIA -- 0.8%
USD     21,365,498     Macedonia Capitalization Bond, PIK,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.02%, due 07/13/12                           17,840,191
                                                                                                     ----------------

                       MALAYSIA -- 0.4%
USD      8,000,000     Malaysia Global Bond, 7.50%, due 07/15/11                                            9,516,038
                                                                                                     ----------------

                       MEXICO -- 8.1%
USD     47,250,000     Mexico Global Bond, 11.50%, due 05/15/26 (c)                                        71,347,500
USD     12,500,000     Mexico Global Bond Series MTN, 8.30%, due 08/15/31                                  14,531,250
DEM     10,000,000     Mexico Government International Bond, 8.00%, due 07/23/08                            7,235,346
EUR      4,500,000     Mexico Government International Bond, 7.50%, due 03/08/10                            6,322,490
USD      3,000,000     Mexico Government International Bond, 7.50%, due 04/08/33                            3,228,000
EUR     20,000,000     Mexico Government International Bond, 7.38%, due 03/13/08                           27,738,570
ITL 36,000,000,000     Mexico Government International Bond, Series EMTN, 11.00%, due 05/08/17             32,110,553
USD     12,000,000     Pemex Project Funding Master Trust, 8.63%, due 02/01/22                             13,634,400
                                                                                                     ----------------
                                                                                                          176,148,109
                                                                                                     ----------------

                       NICARAGUA -- 0.3%
USD     10,194,188     Republic of Nicaragua BPI Series E, 5.00%, due 02/01/11                              6,126,401
                                                                                                     ----------------

                       NIGERIA -- 1.1%
USD     27,000,000     Central Bank of Nigeria Par Bond Series WW, Step Up, 6.25%, due 11/15/20            24,840,000
                                                                                                     ----------------

                       PANAMA -- 1.6%
USD      5,000,000     Republic of Panama, 9.63%, due 02/08/11                                              5,800,000
USD      5,000,000     Republic of Panama, 9.38%, due 07/23/12 (c)                                          5,775,000
USD      4,000,000     Republic of Panama, 9.38%, due 01/16/23                                              4,360,000
USD      8,000,000     Republic of Panama Par Bond,
                          Variable Rate, Step Up, 4.75%, due 07/17/26                                       6,760,000
USD     14,317,875     Republic of Panama PDI Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.00%, due 07/17/16                           12,742,909
                                                                                                     ----------------
                                                                                                           35,437,909
                                                                                                     ----------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

        PAR VALUE      DESCRIPTION                                                                       VALUE ($)
---------------------------------------------------------------------------------------------------------------------
                       PERU -- 2.9%
USD     40,381,000     Peru Discount Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.06%, due 03/07/27                           32,304,800
USD     12,925,000     Peru FLIRB,
                          Variable Rate, Step Up, 4.50%, due 03/07/17                                      11,180,125
USD     25,000,000     Peru Par Bond,
                          Variable Rate, Step Up, 3.00%, due 03/07/27                                      13,750,000
USD      9,477,925     Peru Trust II Series 1998-A LB, 0.00%, due 02/28/16                                  6,029,856
                                                                                                     ----------------
                                                                                                           63,264,781
                                                                                                     ----------------

                       PHILIPPINES -- 4.7%
USD     59,501,000     Central Bank of the Philippines Series A, 8.60%, due 06/15/27                       51,170,860
USD      4,310,000     Central Bank of the Philippines Series B,
                          Variable Rate, Step Up, 6.50%, due 12/01/17                                       4,116,050
EUR     12,000,000     Philippine Government International Bond, 9.13%, due 02/22/10                       15,282,750
USD     30,843,000     Republic of Philippines, 8.38%, due 02/15/11                                        30,534,570
                                                                                                     ----------------
                                                                                                          101,104,230
                                                                                                     ----------------

                       POLAND -- 0.3%
USD      6,000,000     Poland Government International Bond, 6.25%, due 07/03/12                            6,667,500
                                                                                                     ----------------

                       QATAR -- 0.9%
USD     13,700,000     Qatar Government International Bond, 9.75%, due 06/15/30                            19,454,000
                                                                                                     ----------------

                       RUSSIA -- 0.2%
USD      3,444,799     Russian Federation Reg S,
                          Variable Rate, Step Up, 5.00%, due 03/31/30                                       3,388,821
                                                                                                     ----------------

                       SOUTH KOREA -- 0.3%
USD      6,000,000     Export Import Bank of Korea, 7.10%, due 03/15/07                                     6,690,739
                                                                                                     ----------------

                       TUNISIA -- 0.1%
JPY    300,000,000     Banque Centrale De Tunisie Series 6RG, 4.35%, due 08/15/17                           2,896,760
                                                                                                     ----------------
                       TURKEY -- 4.1%
USD     62,500,000     Republic of Turkey, 11.88%, due 01/15/30 (c)                                        88,046,875
                                                                                                     ----------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

        PAR VALUE      DESCRIPTION                                                                       VALUE ($)
---------------------------------------------------------------------------------------------------------------------
                                                                                                     ----------------
                       UKRAINE -- 0.3%
USD      4,500,000     Ukraine Government 6.875% 3/4/11, 6.88%, due 03/04/11                                4,500,000
USD      1,306,680     Ukraine Government International Bond Series, 11.00%, due 03/15/07                   1,434,081
                                                                                                     ----------------
                                                                                                            5,934,081
                                                                                                     ----------------

                       UNITED STATES -- 9.6%
                       ASSET-BACKED SECURITIES -- 4.4%
USD      4,000,000     Aircraft Finance Trust Series 99-1A Class A1,
                          Variable Rate, 1 mo. LIBOR + .48%, 1.57%, due 05/15/24                            2,930,000
USD     22,037,058     BEA CBO Series 98-1A Class A2A, 144A, 6.72%, due 06/15/10                           17,850,017
USD      3,712,789     California Infrastructure PG&E Series 97-1 Class A7, 6.42%, due 09/25/08             3,920,618
USD      3,426,876     Chevy Chase Mortgage Funding Corp Series 03-4, 144A, AMBAC,
                          Variable Rate, 1 mo. LIBOR + .34%, 1.43%, due 10/13/34                            3,427,219
USD     12,091,597     Chyps CBO Series 97-1A Class A2A, 144A, 6.72%, due 01/15/10                          8,947,782
USD      4,977,900     CNL Commercial Mortgage Loan Trust Series 03-2A Class A1, 144A,
                          AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 1.53%, due 10/25/30                     4,984,123
USD      5,000,000     Golden Securites Corp Series 03-A Class A1, 144A, AMBAC,
                          Variable Rate, 1 mo. LIBOR + .30%, 1.40%, due 12/02/13                            5,007,150
USD      9,266,499     Quest 2003-X4 Class A, 144A, AMBAC,
                          Variable Rate, 1 mo LIBOR + .43%, 1.52%, due 12/25/33                             9,266,499
USD      1,806,047     Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A, Step Up,
                          6.33%, due 09/15/09                                                               1,869,258
GBP      4,000,000     RMAC Series 03-NS1A Class A2A, 144A, AMBAC,
                          Variable Rate, 3 mo. GBP LIBOR + .45%, 4.46%, due 06/12/35                        7,457,996
GBP      5,000,000     RMAC Series 03-NS2A Class A2A, 144A, AMBAC,
                          Variable Rate, 3 mo. GBP LIBOR + .40%, 4.41%, due 09/12/35                        9,283,640
USD     22,359,126     SHYPPCO Finance Co Series 1I Class A-2B, 144A, 6.64%, due 06/15/10                  20,793,987
                                                                                                     ----------------
                                                                                                           95,738,289
                                                                                                     ----------------

                       CORPORATE DEBT -- 0.4%
USD      8,500,000     National Power Corp Global Bond, 8.40%, due 12/15/16                                 7,448,125
                                                                                                     ----------------

                       U.S. GOVERNMENT -- 4.8%
USD     92,414,520     U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (d)                      104,312,889
                                                                                                     ----------------

                       Total United States                                                                207,499,303
                                                                                                     ----------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

        PAR VALUE      DESCRIPTION                                                                       VALUE ($)
---------------------------------------------------------------------------------------------------------------------
                       URUGUAY -- 0.9%
USD      5,250,000     Banco Central Del Uruguay Series B, 6.75%, due 03/21/21                              4,777,500
USD      8,679,382     Uruguay Government International Bond, 7.88%, due 01/15/33                           6,032,171
USD         84,000     Uruguay Government International Bond, 7.63%, due 01/20/12 (b)                          60,060
USD      1,000,000     Uruguay Government International Bond, 7.50%, due 03/15/15                             810,000
USD      1,000,000     Uruguay Government International Bond, 7.00%, due 04/07/08 (b)                         765,000
JPY  1,150,000,000     Uruguay Government International Bond, 2.50%, due 03/14/11                           7,367,747
                                                                                                     ----------------
                                                                                                           19,812,478
                                                                                                     ----------------

                       VENEZUELA -- 5.7%
USD     11,000,000     Republic of Venezuela, 9.38%, due 01/13/34                                           9,130,000
USD     20,000,000     Republic of Venezuela, 5.38%, due 08/07/10                                          15,500,000
USD        825,145     Republic of Venezuela DCB DL Odd Lot,
                          Variable Rate, 6 mo. LIBOR + .88%, 2.13%, due 12/18/07 (b)                          705,499
USD      7,173,913     Republic of Venezuela DCB IL,
                          Variable Rate, 6 mo. LIBOR + .88%, 2.06%, due 12/18/08                            6,205,435
USD     19,107,000     Republic of Venezuela Discount Bond Series W-A,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.06%, due 03/31/20                           15,858,810
USD      5,225,000     Republic of Venezuela Discount Bond Series W-B,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.06%, due 03/31/20                            4,336,750
DEM     34,500,000     Republic Of Venezuela Discount Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 3.06%, due 03/31/20 (b)                       17,314,561
CHF     13,333,259     Republic of Venezuela FLIRB Series Sfr,
                          Variable Rate, CHF 6 mo. LIBOR + .88%, 1.19%, due 03/31/07                        8,766,010
DEM     23,440,000     Republic of Venezuela Global Bond, Step Down, 7.38%, due 10/29/08                   12,955,141
USD      2,922,490     Republic of Venezuela New Money Bond Series A Odd Lot,
                          Variable Rate, 6 mo. LIBOR + 1%, 2.25%, due 12/18/05 (b)                          2,557,179
USD      2,047,058     Republic of Venezuela New Money Bond Series A,
                          Variable Rate, 6 mo. LIBOR + 1%, 2.25%, due 12/18/05                              1,893,529
USD        612,708     Republic of Venezuela New Money Bond Series B Odd Lot,
                          Variable Rate, 6 mo. LIBOR + .88%, 2.13%, due 12/18/05 (b)                          536,119
DEM        320,000     Republic of Venezuela New Money Bond Series B-NP,
                          Variable Rate, 6 mo. DEM LIBOR + .88%, 3.13%, due 12/15/05                          157,549
USD        235,294     Republic of Venezuela New Money Bond Series B-NP,
                          Variable Rate, 6 mo. LIBOR + .88%, 2.13%, due 12/18/05                              217,647
FRF     54,175,000     Republic of Venezuela Par Bond, 7.71%, due 03/31/20                                  9,325,333
DEM     24,500,000     Republic of Venezuela Par Bond, 6.66%, due 03/31/20                                 13,054,610
USD      4,999,810     Republic of Venuzuela FLIRB Series A,
                          Variable Rate, 6 mo. LIBOR + .88%, 2.06%, due 03/31/07                            4,574,826
                                                                                                     ----------------
                                                                                                          123,088,998
                                                                                                     ----------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

        PAR VALUE      DESCRIPTION                                                                       VALUE ($)
---------------------------------------------------------------------------------------------------------------------

                       VIETNAM -- 1.0%
USD      4,000,000     Vietnam Discount Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.00%, due 03/13/28                            3,280,000
USD     19,750,000     Vietnam Par Bond,
                          Variable Rate, Step Up, 3.50%, due 03/12/28                                      13,825,000
USD      6,000,000     Vietnam PDI,
                          Variable Rate, Step Up, 4.00%, due 03/12/16                                       5,520,000
                                                                                                     ----------------
                                                                                                           22,625,000
                                                                                                     ----------------

                       YUGOSLAVIA -- 0.1%
USD      4,000,000     Second Emerging Markets Series EMTN, 0.00%, due 07/15/06                             1,680,000
                                                                                                     ----------------

                       TOTAL DEBT OBLIGATIONS (COST $1,587,649,879)                                     1,646,115,898
                                                                                                     ----------------

                       LOAN ASSIGNMENTS -- 8.5%

                       ALGERIA -- 1.9%
JPY    228,660,047     Algeria Tranche 1 Loan Agreement, JPY 6 mo. LIBOR + .8125%,
                          (0.9375%), due 09/04/06                                                           2,019,558
JPY  3,940,751,491     Algeria Tranche 3 Loan Agreement, JPY LIBOR + .8125%,
                          (0.9375%), due 03/04/10                                                          34,264,268
JPY    609,375,000     Algeria Tranche 3 Loan Agreement, JPY Long Term Prime +.1875%,
                          (2.3875%), due 03/04/10                                                           5,298,065
                                                                                                     ----------------
                                                                                                           41,581,891
                                                                                                     ----------------

                       CAMEROON -- 0.1%
NLG     23,084,718     Cameroon Loan Agreement, (No Tranche specified, dated January 31, 1981)              1,561,882
FRF     18,396,841     Republic of Cameroon Tranche B, (dated January 30, 1979) *                             418,163
                                                                                                     ----------------
                                                                                                            1,980,045
                                                                                                     ----------------

                       CONGO REPUBLIC (BRAZZAVILLE) -- 0.4%
EUR      6,987,247     Republic of Congo                                                                    1,302,248
FRF    102,097,963     Republic of Congo Loan Agreement *                                                   2,900,877
USD      8,496,466     Republic of Congo Loan Agreement *                                                   1,274,470
EUR     14,565,612     Republic of Congo Loan Agreement *                                                   2,714,666
                                                                                                     ----------------
                                                                                                            8,192,261
                                                                                                     ----------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

        PAR VALUE      DESCRIPTION                                                                       VALUE ($)
---------------------------------------------------------------------------------------------------------------------
                       INDONESIA -- 2.1%
JPY    250,560,000     Republic of Indonesia Loan Agreement, dated January 1, 1994
                          (0.94625%), due 03/28/13                                                          1,926,326
USD      5,104,000     Republic of Indonesia Loan Agreement, dated January 1, 1994
                          (2.055%), due 03/29/13                                                            4,491,520
USD     13,000,000     Republic of Indonesia Loan Agreement, dated June 14, 1995 LIBOR +
                          .625%, (1.635%), due 12/14/19                                                    10,464,871
USD      9,500,000     Republic of Indonesia Loan Agreement, dated March 25, 1997 LIBOR +
                          .625%, (1.795%), due 03/25/05                                                     8,835,343
USD     20,300,000     Republic of Indonesia Loan Agreement, dated May 21, 1996 LIBOR +
                          .625%, (1.8418%), due 05/21/04                                                   19,183,197
                                                                                                     ----------------
                                                                                                           44,901,257
                                                                                                     ----------------

                       JAMAICA -- 0.0%
USD         57,954     Jamaica Refinancing Agreement Tranche B, LIBOR + .8125%,
                          (2.125%), due 11/15/04                                                               55,053
                                                                                                     ----------------

                       MOROCCO -- 0.4%
USD     10,227,273     Morocco Restructuring and Consolidating Agreement Tranche A, 6
                          mo. LIBOR + .8125% (2.03125), due 01/01/09                                       10,048,296
                                                                                                     ----------------

                       RUSSIA -- 3.5%
EUR      5,000,000     International Bank for Economic Cooperation Loan Agreement *(b)                      4,845,750
DEM     15,000,000     International Bank for Economic Cooperation Loan Agreement *(b)                      7,432,679
USD      2,000,000     International Bank for Economic Cooperation Loan Agreement *(b)                      2,080,000
USD      8,222,222     International Investment Bank Loan Agreement *(b)                                    8,551,111
CHF        231,420     Russia Foreign Trade Obligations *(b)                                                  142,126
FRF     71,883,000     Russia Foreign Trade Obligations *(b)                                               14,047,552
USD     33,641,081     Russia Foreign Trade Obligations *(b)                                               36,921,086
DEM      2,503,894     Russia Foreign Trade Obligations *(b)                                                1,222,751
                                                                                                     ----------------
                                                                                                           75,243,055
                                                                                                     ----------------

                       SERBIA -- 0.1%
USD      2,899,941     Serbia New Financing Agreement                                                       1,885,060
                                                                                                     ----------------

                       TOTAL LOAN ASSIGNMENTS (COST $129,394,430)                                         183,886,918
                                                                                                     ----------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

        PAR VALUE      DESCRIPTION                                                                       VALUE ($)
---------------------------------------------------------------------------------------------------------------------
                       LOAN PARTICIPATIONS -- 7.1%

                       ALGERIA -- 0.5%

JPY    162,500,000     Algeria Tranche 3 Loan Agreement, JPY Long Term Prime +.1875%,
                          (2.3875%), (Participation with Citigroup), due 03/04/10                           1,412,738
JPY  1,093,026,318     Algeria Tranche S1, JPY Long Term Prime + .1875%, (2.3625%),
                          (Participation with Merrill Lynch), due 03/04/10                                  9,503,707
                                                                                                     ----------------
                                                                                                           10,916,445
                                                                                                     ----------------

                       CAMEROON -- 0.0%
NLG      4,968,184     Cameroon Loan Agreement, (No Tranche specified, dated January 31,
                          1981), (Participation with Citigroup) *                                             336,139
                                                                                                     ----------------

                       INDONESIA -- 0.3%
USD        954,210     Republic of Indonesia Loan Agreement, 6 mo. LIBOR +.70%,
                          (1.8875%), (Participation with Deutsche Bank), due 10/05/05                         896,957
USD      1,600,000     Republic of Indonesia Loan Agreement, dated June 14, 1995 LIBOR +
                          .625%, (1.635%), (Participation with Citigroup), due 12/14/19                     1,288,129
USD      1,860,000     Republic of Indonesia Loan Agreement, dated March 25, 1997 LIBOR +
                          .625%, (1.795%), (Participation with Citigroup), due 03/25/05                     1,729,457
USD      1,900,000     Republic of Indonesia Loan Agreement, dated May 21, 1996 LIBOR +
                          .625%, (1.8418%), (Participation with Citigroup), due 05/21/04                    1,796,342
                                                                                                     ----------------
                                                                                                            5,710,885
                                                                                                     ----------------

                       JAMAICA -- 0.0%
USD         93,750     Jamaica Refinancing Agreement Tranche B, LIBOR + .8125%,
                          (2.125%), (Participation with JP Morgan Chase), due 11/15/04                         89,063
USD        468,750     Jamaica Refinancing Agreement Tranche B, LIBOR + .8125%,
                          (2.125%), (Participation with Citigroup), due 11/15/04                              445,315
                                                                                                     ----------------
                                                                                                              534,378
                                                                                                     ----------------

                       RUSSIA -- 6.1%
DEM      3,500,000     International Bank for Economic Cooperation Loan Agreement,
                          (Participation with Citigroup) *(b)                                               1,734,414
USD      2,000,000     International Bank for Economic Cooperation Loan Agreement,
                          (Participation with UBS) *(b)                                                     2,080,000
DEM      7,500,000     International Investment Bank Loan (Participation with Mizuho) *(b)                  3,668,743
JPY    900,000,000     International Investment Bank Loan Agreement, (Participation with
                          Bank of America) *(b)                                                             7,001,647

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

   PAR VALUE /
 PRINCIPAL AMOUNT      DESCRIPTION                                                                       VALUE ($)
---------------------------------------------------------------------------------------------------------------------
                       RUSSIA -- CONTINUED
USD     10,000,000     Russia Foreign Trade Obligations, (Participation with Banca
                          Lombardi), due 12/29/49 *(b)                                                     11,379,000
USD        214,371     Russia Foreign Trade Obligations, (Participation with Deutsche Bank),
                          due 02/19/05 *(b)                                                                   231,800
USD         81,965     Russia Foreign Trade Obligations, (Participation with Deutsche Bank),
                          due 02/19/05 *(b)                                                                    93,202
DEM      2,625,598     Russia Foreign Trade Obligations, (Participation with Deutsche Bank),
                          due 02/19/05 *(b)                                                                 1,658,316
USD        531,297     Russia Foreign Trade Obligations, (Participation with Deutsche Bank),
                          due 02/19/05 *(b)                                                                   643,826
USD      9,730,693     Russian Paris Club Debt, (Participation with Standard Bank London),
                          due 08/16/20                                                                      6,390,146
USD     25,719,891     Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/16/20           16,890,253
EUR     15,770,225     Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/20           15,318,983
EUR     45,062,157     Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/20           43,727,979
EUR     10,806,285     Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/20           10,275,537
EUR     11,110,296     Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/20           10,564,617
                                                                                                     ----------------
                                                                                                          131,658,463
                                                                                                     ----------------

                       SERBIA -- 0.2%
USD      5,452,860     Serbia New Financing Agreement (Participation with JP Morgan Chase) *                3,544,260
USD      3,000,000     Serbia Trade & Deposit Facility Agreement (Participation with JP
                          Morgan Chase) *                                                                     720,000
                                                                                                     ----------------
                                                                                                            4,264,260
                                                                                                     ----------------

                       TOTAL LOAN PARTICIPATIONS (COST $111,633,499)                                      153,420,570
                                                                                                     ----------------

                       PROMISSORY NOTES -- 0.2%

                       NIGERIA -- 0.2%
USD     12,000,000     Central Bank of Nigeria Promissory Notes Series RC, 5.09%, due 1/5/2010              4,680,000
                                                                                                     ----------------

                       TOTAL PROMISSORY NOTES (COST $5,307,533)                                             4,680,000
                                                                                                     ----------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

 PRINCIPAL AMOUNT      DESCRIPTION                                                                       VALUE ($)
---------------------------------------------------------------------------------------------------------------------
                       CALL OPTIONS PURCHASED -- 0.2%

                       OPTIONS ON BONDS -- 0.2%
USD     40,000,000     Mexico Global Bond, 11.50%, due 05/15/26, Expires 03/05/04, Strike 147.00            1,554,352
USD      4,000,000     Mexico Global Bond, 7.50%, due 04/08/33, Expires 04/29/04, Strike 103.00               167,594
USD      3,000,000     Qatar Government International Bond, 9.75%, due 06/15/30, Expires
`                         04/05/04, Strike 142.00                                                              49,763
USD      2,000,000     Qatar Government International Bond, 9.75%, due 06/15/30, Expires
                          05/04/04, Strike 145.00                                                              22,286
USD     10,000,000     Qatar Government International Bond, 9.75%, due 06/15/30, Expires
                          07/06/04, Strike 141.00                                                             284,806
USD      2,000,000     Qatar Government International Bond, 9.75%, due 06/15/30, Expires
                          05/05/04, Strike 142.00                                                              43,926
USD      3,000,000     Qatar Government International Bond, 9.75%, due 06/15/30, Expires
                          06/07/04, Strike 143.00                                                              54,137
USD     15,000,000     Republic of Turkey Bond, 11.875%, due 01/15/30, Expires 04/06/04,
                          Strike 138.87                                                                       443,686
USD     18,000,000     Russian Federation Bond, 5.0%, due 03/31/30, Expires 03/08/04,
                          Strike 97.625                                                                       222,595
USD     18,000,000     Russian Federation Bond, 5.0%, due 03/31/30, Expires 03/08/04,
                          Strike 97.875                                                                       196,148
USD     25,000,000     Russian Federation Bond, 5.0%, due 03/31/30, Expires 03/11/04,
                          Strike 97.75                                                                        286,345
USD     50,000,000     Russian Federation Bond, 5.0%, due 03/31/30, Expires 03/12/04,
                          Strike 98.75                                                                        320,725
USD     20,000,000     Russian Federation Bond, 5.0%, due 03/31/30, Expires 03/19/04,
                          Strike 99.125                                                                       121,612
USD     45,000,000     Russian Federation Bond, 5.0%, due 03/31/30, Expires 03/25/04,
                          Strike 98.3125                                                                      458,051
USD     50,000,000     Russian Federation Bond, 5.0%, due 03/31/30, Expires 03/29/04,
                          Strike 98.125                                                                       573,865
                                                                                                     ----------------
                                                                                                            4,799,891
                                                                                                     ----------------

                       TOTAL CALL OPTIONS PURCHASED (COST $4,047,500)                                       4,799,891
                                                                                                     ----------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

PRINCIPAL AMOUNT /
     SHARES            DESCRIPTION                                                                       VALUE ($)
---------------------------------------------------------------------------------------------------------------------
                       PUT OPTIONS PURCHASED -- 0.2%

                       OPTIONS ON BONDS -- 0.1%
USD      3,000,000     Qatar Government International Bond, 9.75%, due 06/15/30, Expires
                          04/05/04, Strike 137.00                                                               8,217
USD      2,000,000     Qatar Government International Bond, 9.75%, due 06/15/30, Expires
                          05/05/04, Strike 134.00                                                               8,680
USD      2,000,000     Qatar Government International Bond, 9.75%, due 06/15/30, Expires
                          05/04/04, Strike 140.00                                                              34,355
USD      2,000,000     Qatar Government International Bond, 9.75%, due 06/15/30, Expires
                          05/05/04, Strike 135.00                                                              11,810
USD     10,000,000     Qatar Government International Bond, 9.75%, due 06/15/30, Expires
                          07/06/04, Strike 136.00                                                             169,581
USD     12,000,000     Republic of Turkey Bond, 11.875%, due 01/15/30, Expires 07/6/04,
                          Strike 114.00                                                                        11,506
USD     20,000,000     Republic of Turkey Bond, 11.875%, due 01/15/30, Expires 04/08/04,
                          Strike 118.000                                                                          238
USD     25,000,000     Republic of Turkey Bond, 8.0%, due 02/14/34, Expires 09/28/04,
                          Strike 100.00                                                                     1,266,483
                                                                                                     ----------------
                                                                                                            1,510,870
                                                                                                     ----------------

                       OPTIONS ON INTEREST RATE SWAPS -- 0.1%
USD     61,146,497     KRW Swaption, Expires 02/24/2009, Strike 6.05                                        1,550,985
USD     61,146,497     KRW Swaption, Expires 02/24/2009, Strike 6.05                                        1,496,408
USD     50,000,000     KRW Swaption, Expires 06/01/05, Strike 7.5%                                              1,588
USD     75,000,000     KRW Swaption, Expires 06/07/05, Strike 7.42%                                             3,285
                                                                                                     ----------------
                                                                                                            3,052,266
                                                                                                     ----------------

                       TOTAL PUT OPTIONS PURCHASED (COST $9,269,365)                                        4,563,136
                                                                                                     ----------------

                       MUTUAL FUNDS -- 4.8%

           382,922     Dreyfus Money Market Fund (e)                                                          382,922
        56,736,724     Merrimac Cash Fund (e)                                                              56,736,724
           353,939     GMO Alpha LIBOR Fund                                                                 8,533,467
         1,538,110     GMO Short-Duration Collateral Fund                                                  38,729,606
                                                                                                     ----------------

                       TOTAL MUTUAL FUNDS (COST $105,148,560)                                             104,382,719
                                                                                                     ----------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES /
  PAR VALUE ($)        DESCRIPTION                                                                       VALUE ($)
---------------------------------------------------------------------------------------------------------------------
                       RIGHTS AND WARRANTS -- 0.1%

                       MEXICO -- 0.1%
        33,077,000     Mexico Par Bond Series B Warrants, Expires 6/30/04 * *                                 360,539
        33,077,000     Mexico Par Bond Series C Warrants, Expires 6/30/05 * *                                 496,155
        33,077,000     Mexico Par Bond Series D Warrants, Expires 6/30/06 * *                                 132,308
        57,266,000     United Mexican States Warrants, Expires 12/31/09 * *                                   817,802
                                                                                                     ----------------
                                                                                                            1,806,804
                                                                                                     ----------------

                       NIGERIA -- 0.0%
            25,000     Central Bank of Nigeria Warrants, Expire 11/15/20 * *                                       --
                                                                                                     ----------------
                       URUGUAY -- 0.0%
         4,000,000     Banco Central Del Uruguay Warrants, Expires 1/2/21 * *(b)                                   --
                                                                                                     ----------------

                       VENEZUELA -- 0.0%
           164,215     Republic of Venezuela Bond Warrants, Expires 4/18/20 * *(b)                                 --
           262,360     Republic of Venezuela Recovery Warrants, Expires 4/15/20 * *(b)                             --
                                                                                                     ----------------
                                                                                                                   --
                                                                                                     ----------------

                       TOTAL RIGHTS AND WARRANTS (COST $0)                                                  1,806,804
                                                                                                     ----------------

                       SHORT-TERM INVESTMENTS -- 3.3%

                       CASH EQUIVALENTS -- 0.1%
         1,885,183     Harris Trust & Savings Bank Eurodollar Time Deposit, 1.01%, due 3/30/04 (e)          1,885,183
                                                                                                     ----------------

                       COMMERCIAL PAPER -- 3.2%
USD     70,000,000     Bellsouth Corp., 1.03%, due 03/04/04                                                69,989,986
                                                                                                     ----------------

                       TOTAL SHORT-TERM INVESTMENTS (COST $71,875,169)                                     71,875,169
                                                                                                     ----------------

                       TOTAL INVESTMENTS -- 100.5%
                       (Cost $2,024,325,935)                                                            2,175,531,105
                       Other Assets and Liabilities (net) -- (0.5%)                                       (11,292,629)
                                                                                                     ----------------
                       TOTAL NET ASSETS -- 100.0%                                                    $  2,164,238,476
                                                                                                     ================

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

                       NOTES TO SCHEDULE OF INVESTMENTS:

                       144A - Securities exempt from registration under rule
                          144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
                       AMBAC - Insured as to the payment of principal and
                          interest by AMBAC Assurance Company
                       DCB - Debt Conversion Bond
                       EMTN - Euromarket Medium Term Note
                       FLIRB - Front Loaded Interest Reduction Bond
                       IAB - Interest Arrears Bond
                       MYDFA - Multi-Year Deposit Facility Agreement
                       PDI - Past Due Interest
                       PIK - Payment In Kind
                       Variable and step up rates - The rates shown on Variable
                          and step up rate notes are the current interest rates at February 29, 2004, which are subject to change based on the terms of the security, including varying reset dates.

                       CURRENCY ABBREVIATIONS:

                       ARS - Argentine Peso
                       CHF - Swiss Franc
                       DEM - German Mark
                       EUR - Euro
                       FRF - French Franc
                       GBP - British Pound
                       HKD - Hong Kong Dollas
                       ITL - Italian Lira
                       JPY - Japanese Yen
                       KRW - South Korean Won
                       MYR - Malaysian Ringit
                       NLG - Netherlands Guilder
                       USD - United States Dollar

                       * Non-performing. Borrower not currently paying interest.
                       * *  Non-income producing security.
                       (a)  Security is in default.
                       (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
                       (c) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 8).
                       (d) All or a portion of this security is held as collateral for open swap contracts (Note 8).
                       (e) All or a portion of this security represents investment of security lending collateral (Note 2).

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments in unaffiliated issuers, at value, including securities on loan of $2,930,000
    (cost $1,976,297,021) (Note 2)                                                                  $  2,128,268,032
  Investments in affiliated issuers, at value (cost $48,028,914) (Notes 2 and 9)                          47,263,073
  Foreign currency, at value (cost $122,552) (Note 2)                                                        119,869
  Receivable for investments sold                                                                         28,685,395
  Receivable for Fund shares sold                                                                            414,122
  Interest receivable                                                                                     30,258,030
  Receivable for open forward foreign currency contracts (Notes 2 and 8)                                   1,232,092
  Net receivable for open swap contracts (Notes 2 and 8)                                                  54,227,948
  Periodic payments from open swap agreements (Notes 2 and 8)                                              2,755,813
                                                                                                    ----------------

    Total assets                                                                                       2,293,224,374
                                                                                                    ----------------

LIABILITIES:
  Payable for investments purchased                                                                        7,693,821
  Payable upon return of securities loaned (Note 2)                                                        3,000,000
  Payable for Fund shares repurchased                                                                      8,048,815
  Written options outstanding, at value (premiums $307,853) (Notes 2 and 8)                                    2,127
  Payable to affiliate for (Note 2):
    Management fee                                                                                           597,678
    Shareholder service fee                                                                                  207,582
    Trustees fee                                                                                               3,890
  Payable for open forward foreign currency contracts (Notes 2 and 8)                                      1,212,446
  Payable for reverse repurchase agreements (Notes 2 and 8)                                              107,863,942
  Accrued expenses                                                                                           355,597
                                                                                                    ----------------

    Total liabilities                                                                                    128,985,898
                                                                                                    ----------------
NET ASSETS                                                                                          $  2,164,238,476
                                                                                                    ================

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                   $  1,944,569,987
  Accumulated undistributed net investment income                                                          5,750,140
  Accumulated net realized gain                                                                            9,272,931
  Net unrealized appreciation                                                                            204,645,418
                                                                                                    ----------------
                                                                                                    $  2,164,238,476
                                                                                                    ================

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                                  $    925,649,810
                                                                                                    ================
  Class IV shares                                                                                   $  1,238,588,666
                                                                                                    ================

SHARES OUTSTANDING:
  Class III                                                                                               88,054,469
                                                                                                    ================
  Class IV                                                                                               117,818,415
                                                                                                    ================

NET ASSET VALUE PER SHARE:
  Class III                                                                                         $          10.51
                                                                                                    ================
  Class IV                                                                                          $          10.51
                                                                                                    ================

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Interest (including securities lending income of $981)                                            $    166,332,697
  Dividends from affiliated issuers                                                                          637,478
                                                                                                    ----------------

    Total income                                                                                         166,970,175
                                                                                                    ----------------

EXPENSES:
  Management fee (Note 3)                                                                                  5,675,334
  Shareholder service fee (Note 3) - Class III                                                             1,353,241
  Shareholder service fee (Note 3) - Class IV                                                                719,363
  Custodian fees                                                                                             884,285
  Audit and tax fees                                                                                         128,796
  Legal fees                                                                                                  91,952
  Trustees fees and related expenses (Note 3)                                                                 38,140
  Registration fees                                                                                           47,486
  Interest expense (Notes 2 and 8)                                                                         1,227,382
  Miscellaneous                                                                                               23,604
                                                                                                    ----------------
    Total expenses                                                                                        10,189,583
                                                                                                    ----------------

      Net investment income                                                                              156,780,592
                                                                                                    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments in unaffiliated issuers                                                                  114,430,692
    Investments in affiliated issuers                                                                        415,832
    Closed futures contracts                                                                                (901,510)
    Closed swap contracts                                                                                  8,359,309
    Written options                                                                                         (406,644)
    Foreign currency, forward contracts and foreign currency related transactions                        (22,356,765)
                                                                                                    ----------------

      Net realized gain                                                                                   99,540,914
                                                                                                    ----------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                                          111,298,097
    Open futures contracts                                                                                    34,055
    Open swap contracts                                                                                   36,715,045
    Written options                                                                                          305,726
    Foreign currency, forward contracts and foreign currency related transactions                          3,628,303
                                                                                                    ----------------

      Net unrealized gain                                                                                151,981,226
                                                                                                    ----------------

    Net realized and unrealized gain                                                                     251,522,140
                                                                                                    ----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $    408,302,732
                                                                                                    ================

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   YEAR ENDED          YEAR ENDED
                                                                               FEBRUARY 29, 2004   FEBRUARY 28, 2003
                                                                               ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                         $    156,780,592    $    118,639,947
  Net realized gain                                                                   99,540,914          55,641,785
  Change in net unrealized appreciation (depreciation)                               151,981,226          16,516,738
                                                                                ----------------    ----------------

  Net increase in net assets from operations                                         408,302,732         190,798,470
                                                                                ----------------    ----------------

Distributions to shareholders from:
  Net investment income
    Class III                                                                        (86,269,522)        (69,910,377)
    Class IV                                                                         (63,685,202)        (55,714,018)
                                                                                ----------------    ----------------
      Total distributions from net investment income                                (149,954,724)       (125,624,395)
                                                                                ----------------    ----------------

  Net realized gains
    Class III                                                                        (61,434,321)        (12,966,279)
    Class IV                                                                         (43,781,757)        (10,131,853)
                                                                                ----------------    ----------------
      Total distributions from net realized gains                                   (105,216,078)        (23,098,132)
                                                                                ----------------    ----------------

                                                                                    (255,170,802)       (148,722,527)
                                                                                ----------------    ----------------
  Net share transactions (Note 7):
    Class III                                                                         17,194,675         229,203,802
    Class IV                                                                         555,657,850         106,900,799
                                                                                ----------------    ----------------
  Increase in net assets resulting from net share transactions                       572,852,525         336,104,601
                                                                                ----------------    ----------------

    Total increase in net assets                                                     725,984,455         378,180,544

NET ASSETS:
   Beginning of period                                                             1,438,254,021       1,060,073,477
                                                                                ----------------    ----------------
   End of period (including accumulated
     undistributed net investment income of
     $5,750,140 and distributions in excess of
     net investment income of $18,023,246,
     respectively)                                                              $  2,164,238,476    $  1,438,254,021
                                                                                ================    ================

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              YEAR ENDED FEBRUARY 28/29,(e)
                                                         -----------------------------------------------------------------------
                                                            2004           2003            2002           2001(b)        2000
                                                         ----------     ----------      ----------      ----------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     9.51     $     9.30      $     8.96      $     8.74     $    6.89
                                                         ----------     ----------      ----------      ----------     ---------
Income from investment operations:
  Net investment income+                                       1.01           0.90            0.97            1.14          0.84
  Net realized and unrealized gain                             1.81           0.49            0.56            0.40          2.20
                                                         ----------     ----------      ----------      ----------     ---------
    Total from investment operations                           2.82           1.39            1.53            1.54          3.04
                                                         ----------     ----------      ----------      ----------     ---------
Less distributions to shareholders:
  From net investment income                                  (1.06)         (0.99)          (1.19)          (1.32)        (1.07)
  From net realized gains                                     (0.76)         (0.19)             --              --         (0.12)
                                                         ----------     ----------      ----------      ----------     ---------
    Total distributions                                       (1.82)         (1.18)          (1.19)          (1.32)        (1.19)
                                                         ----------     ----------      ----------      ----------     ---------
NET ASSET VALUE, END OF PERIOD                           $    10.51     $     9.51      $     9.30      $     8.96     $    8.74
                                                         ==========     ==========      ==========      ==========     =========
Total Return                                                  30.46%         15.94%(a)       18.53%(a)       18.78%(a)     46.81%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                      $  925,517     $  822,080      $  570,459      $  430,003     $ 378,593
  Net operating expenses to average daily net assets           0.57%(g)       0.57%(g)        0.57%(g)        0.56%         0.56%
  Interest expense to average daily net assets                 0.08%(d)       0.08%(d)        0.14%(d)          --            --
  Total net expenses to average daily net assets               0.65%          0.65%           0.71%           0.56%         0.56%
  Net investment income to average daily net assets            9.44%          9.78%          10.78%          12.64%        10.85%
  Portfolio turnover rate                                       119%           121%            130%            139%          123%
  Fees and expenses reimbursed by the
    Manager to average daily net assets:                         --(h)        0.01%(h)        0.02%           0.03%         0.03%
  Purchase and redemption fees consisted of the
    following per share amounts: (c)                     $     0.03     $     0.01              --(f)   $     0.01           N/A

+    Computed using average shares outstanding throughout the period.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by shareholders.
(b) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 13.06% to 12.57%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(c) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(d) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(e) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to decrease the net investment income ratio for the year ending February 29, 2004 by 0.46% and net investment income per share by $0.05. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.43%), (0.39%), 0.07% and 0.03% and to net investment income per share of $(0.04), $(0.04), $0.01 and less than $0.01 in the fiscal years ending February 28/29, 2003, 2002, 2001 and 2000, respectively. This reclassification had no effect on total return.
(f)  Purchase and redemption fees were less than $0.01 per share.
(g) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
(h) Effective June 30, 2002, the Fund ceased reimbursing any Fund fees or expenses. See Note 2.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              YEAR ENDED FEBRUARY 28/29,(e)
                                                        ------------------------------------------------------------------------
                                                            2004            2003            2002          2001(b)        2000
                                                        ------------     ----------      ----------     ----------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD                    $       9.52     $     9.29      $     8.95     $     8.74     $    6.90
                                                        ------------     ----------      ----------     ----------     ---------
Income from investment operations:
  Net investment income +                                       1.06           0.91            0.98           1.15          0.84
  Net realized and unrealized gain                              1.75           0.50            0.55           0.39          2.20
                                                        ------------     ----------      ----------     ----------     ---------
    Total from investment operations                            2.81           1.41            1.53           1.54          3.04
                                                        ------------     ----------      ----------     ----------     ---------
Less distributions to shareholders:
  From net investment income                                   (1.06)         (0.99)          (1.19)         (1.33)        (1.08)
  From net realized gains                                      (0.76)         (0.19)             --             --         (0.12)
                                                        ------------     ----------      ----------     ----------     ---------
    Total distributions                                        (1.82)         (1.18)          (1.19)         (1.33)        (1.20)
                                                        ------------     ----------      ----------     ----------     ---------
NET ASSET VALUE, END OF PERIOD                          $      10.51     $     9.52      $     9.29     $     8.95     $    8.74
                                                        ============     ==========      ==========     ==========     =========
Total Return                                                   30.38%         16.25%(a)       18.60%(a)      18.71%(a)     47.00%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                     $  1,238,411     $  616,174      $  489,615     $  579,912     $ 545,869
  Net operating expenses to average daily net assets            0.52%(g)       0.52%(g)        0.52%(g)       0.51%         0.51%
  Interest expense to average daily net assets                  0.08%(d)       0.08%(d)        0.14%(d)         --            --
  Total net expenses to average daily net assets                0.60%(g)       0.60%           0.66%          0.51%         0.51%
  Net investment income to average daily net assets             9.95%          9.89%          10.83%         12.69%        10.90%
  Portfolio turnover rate                                        119%           121%            130%           139%          123%
  Fees and expenses reimbursed by the
    Manager to average daily net assets:                          --(h)        0.01%(h)        0.02%          0.03%         0.03%
  Purchase and redemption fees consisted of
    the following per share amounts: (c)                $       0.04     $     0.01              --(f)  $     0.01           N/A

+    Computed using average shares outstanding throughout the period.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by shareholders.
(b) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 13.11% to 12.62%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(c) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(d) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(e) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to decrease the net investment income ratio for the year ending February 29, 2004 by 0.46% and net investment income per share by $0.05. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.43%), (0.39%), 0.07% and 0.03% and to net investment income per share of $(0.04), $(0.03), $0.01 and less than $0.01 in the fiscal years ending February 28/29, 2003, 2002, 2001 and 2000, respectively. This reclassification has no effect on total return.
(f)  Purchase and redemption fees were less than $0.01 per share.
(g) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
(h) Effective June 30, 2002, the Fund ceased reimbursing any Fund fees or expenses. See Note 2.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks to earn high total return through direct and indirect investment primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe. The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global (EMBIG).

     Throughout the year ended February 29, 2004, the Fund had two classes of shares outstanding: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

     At February 29, 2004, 1.8% of the Fund was invested in GMO Short-Duration Collateral Fund and 0.4% of the Fund was invested in GMO Alpha LIBOR Fund, each a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund and GMO Short-Duration Collateral Fund are not publicly available for direct purchase. The financial statements of GMO Alpha LIBOR Fund and GMO Short-Duration Collateral Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, upon request, without charge by calling (617)330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLE
     As a result of a recent FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts in all prior year financial

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     highlights presented. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification decreased net investment income and increased net realized gains by $7,512,545 for the year ended February 29, 2004 and decreased net investment income and increased net realized gains by $4,954,686 for the year ended February 28, 2003. This change had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the Fund, or underlying Funds in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 29, 2004, the total value of the securities represented 23.8% of net assets.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund.

     The value of the currencies the Fund has committed to buy or sell is shown under Note 8 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of February 29, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At February 29, 2004, the Fund held no open futures contracts.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 8 for all open written option contracts as of February 29, 2004.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See the Schedule of Investments for all open purchased option contracts as of February 29, 2004.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     LOAN AGREEMENTS
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See
     Note 8 for a summary of open swap agreements as of February 29, 2004.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. At February 29, 2004, the Fund had entered into reverse repurchase agreements having a market value of $107,863,942, collateralized by securities with a market value of $91,406,122. See Note 8 for a summary of open reverse repurchase agreements as of February 29, 2004.

     DELAYED DELIVERY COMMITMENTS
     The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund loaned securities having a market value of $2,930,000 collateralized by cash in the amount of $3,000,000, which was invested in short-term investments.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distribution paid was as follows: ordinary income -- $254,371,337 and $139,039,496, respectively and long-term capital gains -- $799,465 and $9,683,031, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $58,906,089 and $16,613,482 of undistributed ordinary income and undistributed long-term capital gains, respectively. The temporary differences between book and tax distributable earnings are primarily due to differing treatments for amortization of premiums and discounts on debt securities and losses on wash sale transactions.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

         ACCUMULATED                  ACCUMULATED
      UNDISTRIBUTED NET            UNDISTRIBUTED NET
      INVESTMENT INCOME              REALIZED GAIN             PAID-IN CAPITAL
     --------------------          -----------------          -----------------
         $ 16,947,518                $ (16,947,518)                 $ --

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premium and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .50% of the amount invested. In the case of cash redemptions, the fee is .25% of the amount redeemed. If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is substantially underweighted/overweighted in cash so that a purchase or redemption will not require a securities transaction. All purchase premuims and redemption fees are paid to and recorded by the Fund as paid-in-capital. For the years ended February 29, 2004 and February 28, 2003, the Fund received $3,970,806 and $1,199,731 in purchase premiums and $1,132,584 and $85,527 in redemption fees, respectively. There is no premium for reinvested distributions.

     INVESTMENT RISK
     Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are typically less liquid than those of developed markets.

     GMO Emerging Country Debt Fund owns loans and bonds representing significant exposure to the risk of default in many countries, but has the most sizable of such positions relating to Russia and Brazil. The Fund's financial position would be substantially adversely affected in the case of a default by either of

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     these countries on obligations held by the Fund, or on obligations issued by those countries generally. The Fund has purchased default protection in the form of credit default swap agreements with respect to both countries, which may offset some of the losses that the Fund might experience in the case of a default on bonds issued by such countries however the Fund as of February 29, 2004, has sold more of such default protection than it has purchased, in addition, it is important to note that (i) such protection would not cover losses due to defaults on loan assignments or participations, (ii) such protection will generally not be sufficient to cover all of the Fund's losses in the case of default, and (iii) due to the privately negotiated nature of such instruments, under some circumstances, the protection offered by such instruments may not be realized, even if the Fund incurs substantial losses due to weakening of the credit or virtual default by the countries.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .35% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .10% for Class IV shares.

     Effective June 30, 2002, the Manager no longer reimburses any Fund fees or expenses. Prior to June 30, 2002, GMO had an agreement to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, custody fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceeded the management fee.

     The Fund incurs fees and expenses indirectly as a shareholder in GMO Alpha LIBOR Fund and GMO Short-Duration Collateral Fund. For the year ended February 29, 2004, indirect operating expenses (excluding investment-related expenses) were less than .001% of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .001% of the Fund's average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004, was $25,457. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, a significant portion of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $2,329,666,085 and $1,976,836,844 respectively.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                            GROSS UNREALIZED      GROSS UNREALIZED       NET UNREALIZED
       AGGREGATE COST         APPRECIATION          DEPRECIATION          APPRECIATION
     -----------------      -----------------    ------------------     ----------------
      $ 2,046,523,902         $ 241,671,622       $  (112,664,419)       $  129,007,203

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 36.6% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's shares outstanding. Investment activities of these shareholders may have a material effect on the Fund.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                        YEAR ENDED                        YEAR ENDED
                                                    FEBRUARY 29, 2004                 FEBRUARY 28, 2003
                                              ------------------------------    ------------------------------
     CLASS III:                                  SHARES           AMOUNT           SHARES           AMOUNT
                                              -------------   --------------    -------------   --------------
     Shares sold                                 27,702,974   $  299,551,810       29,282,626   $  269,640,084
     Shares issued to shareholders
       in reinvestment of distributions          12,149,941      126,408,551        7,513,503       67,172,341
     Shares repurchased                         (38,201,416)    (408,765,686)     (11,754,805)    (107,608,623)
                                              -------------   --------------    -------------   --------------
     Net increase                                 1,651,499   $   17,194,675       25,041,324   $  229,203,802
                                              =============   ==============    =============   ==============

                                                        YEAR ENDED                        YEAR ENDED
                                                    FEBRUARY 29, 2004                 FEBRUARY 28, 2003
                                              ------------------------------    ------------------------------
     CLASS IV:                                   SHARES           AMOUNT           SHARES           AMOUNT
                                              -------------   --------------    -------------   --------------
     Shares sold                                 63,468,362   $  670,423,087        9,603,263   $   86,925,003
     Shares issued to shareholders
       in reinvestment of distributions          10,137,250      105,372,058        7,164,059       64,094,884
     Shares repurchased                         (20,533,687)    (220,137,295)      (4,705,391)     (44,119,088)
                                              -------------   --------------    -------------   --------------
     Net increase                                53,071,925   $  555,657,850       12,061,931   $  106,900,799
                                              =============   ==============    =============   ==============

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                                   NET UNREALIZED
      SETTLEMENT                                                                    APPRECIATION
         DATE         DELIVER/RECEIVE    UNITS OF CURRENCY         VALUE           (DEPRECIATION)
     ------------     ---------------    -----------------     --------------      --------------
        Buys

        3/09/04       KRW                  16,198,000,000      $   13,765,484      $      (68,319)
        8/16/04       MYR                      68,580,000          18,000,000                   0
                                                                                   --------------
                                                                                   $      (68,319)
                                                                                   ==============

        Sales

        4/27/04       CHF                       2,800,000      $    2,207,512      $       52,266
        4/20/04       EUR                     169,300,000         210,074,527             192,673
        4/13/04       GBP                       5,000,000           9,246,303            (156,304)
       10/12/05       HKD                     422,400,000          54,771,896             228,104
        3/09/04       JPY                   6,590,000,000          60,327,718             759,049
        3/17/04       KRW                  16,471,000,000          13,987,823            (987,823)
                                                                                   --------------
                                                                                   $       87,965
                                                                                   ==============

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     WRITTEN OPTIONS

                                               PUTS                             CALLS
                                  -----------------------------    -------------------------------
                                  PRINCIPAL AMOUNT                 PRINCIPAL AMOUNT
                                    OF CONTRACTS                     OF CONTRACTS
                                   (000'S OMITTED)    PREMIUMS      (000'S OMITTED)      PREMIUMS
                                  ----------------   ----------    -----------------   -----------
     Outstanding, beginning
       of period                                --     $   --                --        $        --
     Options written                            --         --           133,141          1,396,904
     Options closed                             --         --                --                 --
     Options exercised                          --         --           (30,785)          (301,695)
     Options expired                            --         --           (30,785)           (92,356)
     Options sold                               --         --           (10,000)          (695,000)
                                  ----------------     ------          --------        -----------
     Outstanding, end of period                 --     $   --            61,571        $   307,853
                                  ================     ======          ========        ===========

     SUMMARY OF WRITTEN OPTIONS OUTSTANDING

                                        PRINCIPAL
                                        AMOUNT
                                        OF CONTRACTS      EXERCISE      EXPIRATION
                                        (000'S OMITTED)   PRICE         DATE           VALUE
                                        ---------------   ------------  ------------   ----------
     BRAZIL CAPITALIZATION BONDS,
     8%,
         DUE 4/15/2014                    62      USD      99.8    USD  4/07/04        $   61,040
     BRAZIL CAPITALIZATION BONDS,
     8%,
         DUE 4/15/2014                   111      USD     100.1    USD  4/07/04           110,381
     BRAZIL CAPITALIZATION BONDS,
     8%,
         DUE 4/15/2014                   135      USD     100.2    USD  4/07/04           134,305
                                                                                       ----------
                                                                                       $  305,726
                                                                                       ==========

     REVERSE REPURCHASE AGREEMENTS

                                                                                           MARKET
     FACE VALUE         DESCRIPTION                                                         VALUE
     ----------------   ------------------------------------------------------------    -------------
     USD    3,286,000   Lehman Brothers, 0.50%, dated 7/08/03, to be repurchased
                           on demand by Lehman Brothers, at face value plus
                           accrued interest.                                            $   3,286,000

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     USD   14,744,304   JP Morgan Chase & Co., 0.95%, dated 1/08/04, to be
                           repurchased on demand by JP Morgan Chase & Co., at
                           face value plus accrued interest.                               14,744,304

                                                                                           MARKET
     FACE VALUE         DESCRIPTION                                                         VALUE
     ----------------   ------------------------------------------------------------    -------------
     USD   31,493,311   Lehman Brothers, 0.40%, dated 1/12/04, to be repurchased on
                           demand by the fund, at face value plus accrued interest.     $  31,493,311

     USD   31,361,191   UBS AG, 0.40%, dated 1/12/04, to be repurchased on demand
                           by the fund, at face value plus accrued interest.               31,361,191

     USD   14,203,299   JP Morgan Chase & Co., 0.70%, dated 1/16/04, to be
                           repurchased on demand by JP Morgan Chase & Co., at face
                           value plus accrued interest.                                    14,203,299

     USD    6,133,073   JP Morgan Chase & Co., 0.85%, dated 1/22/04, to be
                           repurchased on demand by JP Morgan Chase & Co., at face
                           value plus accrued interest.                                     6,133,073

     USD    4,264,931   JP Morgan Chase & Co., 0.70%, dated 2/02/04, to be
                           repurchased on demand by JP Morgan Chase & Co., at face
                           value plus accrued interest.                                     4,264,931

     USD    2,377,833   JP Morgan Chase & Co., 0.95%, dated 2/13/04, to be
                           repurchased on demand by JP Morgan Chase & Co., at face
                           value plus accrued interest.                                     2,377,833
                                                                                        -------------

                                                                                        $ 107,863,942
                                                                                        =============

     Average balance outstanding                                                        $ 146,757,018
     Average interest rate                                                                       0.91%

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Maximum balance outstanding                                                        $ 351,725,308
     Average shares outstanding                                                           151,511,442
     Average balance per share outstanding                                                       0.97

     SWAP AGREEMENTS

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                        DESCRIPTION                        (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
    CREDIT DEFAULT SWAPS

          5,000,000 USD      4/13/04   Agreement with Goldman Sachs International dated     $   (136,831)
                                       4/04/01 to pay 11.50% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Turkey, Goldman
                                       Sachs International agrees to pay the fund the
                                       notional amount of the swap.  To receive that
                                       payment, the fund must deliver a bond (with par
                                       value equal to the notional amount of the swap)
                                       issued by Turkey to Goldman Sachs
                                       International.

          8,000,000 USD      4/15/04   Agreement with Morgan Guaranty Trust Company             (221,581)
                                       dated 3/13/02 to pay 5.75% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Brazil, Morgan
                                       Guaranty Trust agrees to pay the fund the
                                       notional amount of the swap.  To receive that
                                       payment, the fund must deliver a bond (with par
                                       value equal to the notional amount of the swap)
                                       issued by Brazil to Morgan Guaranty Trust.

          5,000,000 USD      4/15/04   Agreement with Bank of America N.A. dated                (194,004)
                                       11/28/01 to pay 7.95% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Brazil, Bank of
                                       America N.A. agrees to pay the fund the notional
                                       amount of the swap.  To receive that payment,
                                       the fund must deliver a bond (with par value
                                       equal to the notional amount of the swap) issued
                                       by Brazil to Bank of America N.A.

         20,000,000 USD      6/20/04   Agreement with Deutsche Bank AG dated 11/18/03           (250,444)
                                       to pay 4% per year times the notional amount.
                                       The fund receives payment only upon a default
                                       event on the Gazprom Loan Facility.

         40,000,000 USD     12/20/04   Agreement with Deutsche Bank AG dated 4/16/03 to        1,314,163
                                       receive 5.25% per year times the notional
                                       amount.  The fund makes payment only upon a
                                       default event on the Gazprom Loan Facility.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
         15,000,000 USD      2/20/05   Agreement with JP Morgan Chase Bank dated            $     67,306
                                       1/27/04 to pay 1.40% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Brazil, JP
                                       Morgan Chase Bank agrees to pay the fund the
                                       notional amount of the swap.  To receive that
                                       payment, the fund must deliver a bond (with par
                                       value equal to the notional amount of the swap)
                                       issued by Brazil to JP Morgan Chase Bank.

          2,000,000 USD      4/23/05   Agreement with Deutsche Bank AG dated 4/22/03            (126,502)
                                       to pay 6.25% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Lebanon, Deutsche Bank
                                       AG agrees to pay the fund the notional amount
                                       of the swap.  To receive that payment, the fund
                                       must deliver a bond (with par value equal to
                                       the notional amount of the swap) issued by
                                       Lebanon to Deutsche Bank AG.

          5,000,000 USD      6/18/05   Agreement with Deutsche Bank AG dated 6/13/02              36,226
                                       to pay 2.35% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in the Philippines,
                                       Deutsche Bank AG agrees to pay the fund the
                                       notional amount of the swap.  To receive that
                                       payment, the fund must deliver a bond (with par
                                       value equal to the notional amount of the swap)
                                       issued by the Philippines to Deutsche Bank AG.

          5,000,000 USD      7/15/05   Agreement with Banque Paribas dated 10/18/02 to          (305,885)
                                       pay 10.0% per year times the notional amount.  The
                                       fund receives payment only upon a default event on
                                       the Banco Latinoamericano de Exportaciones SA Euro
                                       Medium Term Notes, 7.71%, due 9/22/05.


GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
          7,000,000 USD      8/05/05   Agreement with Deutsche Bank AG dated 7/31/02 to     $     (4,047)
                                       pay 3.35% per year times the notional amount. In
                                       exchange for that periodic payment, upon a
                                       default event in the Philippines, Deutsche Bank
                                       AG agrees to pay the fund the notional amount of
                                       the swap.  To receive that payment, the fund
                                       must deliver a bond (with par value equal to the
                                       notional amount of the swap) issued by the
                                       Philippines to Deutsche Bank AG.

         10,000,000 USD     11/06/05   Agreement with JP Morgan Chase Bank dated              (1,437,667)
                                       11/05/02 to pay 9.30% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Columbia, JP
                                       Morgan Chase Bank agrees to pay the fund the
                                       notional amount of the swap.  To receive that
                                       payment, the fund must deliver a bond (with par
                                       value equal to the notional amount of the swap)
                                       issued by Columbia to JP Morgan Chase Bank.

         10,000,000 USD     12/20/05   Agreement with UBS AG dated 12/10/03 to pay               214,802
                                       2.03% per year times the notional amount.  In
                                       exchange for that periodic payment, upon a
                                       default event in Brazil, UBS AG agrees to pay
                                       the fund the notional amount of the swap.  To
                                       receive that payment, the fund must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Brazil to UBS AG.

         15,000,000 USD      1/21/06   Agreement with Deutsche Bank AG dated 7/18/03 to          782,477
                                       receive 5.4% per year times the notional
                                       amount.  The fund makes payment only upon a
                                       default event on the Gazprom Loan Facility.

         15,000,000 USD      4/03/06   Agreement Morgan Guaranty Trust Company dated             (33,554)
                                       3/29/01 to pay 0.25% per year times the notional
                                       amount.  The fund receives payment only upon a
                                       default event on the Banco Santander Senior
                                       Bonds or Loans.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
         15,000,000 USD      4/06/06   Agreement with Morgan Guaranty Trust Company         $    (36,900)
                                       dated 4/03/01 to pay 0.26% per year times the
                                       notional amount. The fund receives payment only
                                       upon a default event on the Banco Santander
                                       Senior Bonds or Loans.

         10,000,000 USD      4/09/06   Agreement with Morgan Guaranty Trust Company              (24,489)
                                       dated 4/04/01 to pay 0.26% per year times the
                                       notional amount. The fund receives payment only
                                       upon a default event on the Banco Santander
                                       Senior Bonds or Loans.

         30,000,000 USD      4/10/06   Agreement with Morgan Guaranty Trust Company              (82,820)
                                       dated 4/05/01 to pay 0.275% per year times the
                                       notional amount. The fund receives payment only
                                       upon a default event on the Banco Santander
                                       Senior Bonds or Loans.

         25,000,000 USD      4/30/06   Agreement with Morgan Guaranty Trust Company              (85,942)
                                       dated 4/25/01 to pay 0.27% per year times the
                                       notional amount. The fund receives payment only
                                       upon a default event on the Banco Bilbao Vizcaya
                                       Senior Bonds or Loans.

         15,000,000 USD      6/08/06   Agreement with Morgan Guaranty Trust Company              870,216
                                       dated 6/05/01 to receive 2.95% per year times
                                       the notional amount.  In exchange for that
                                       periodic payment, upon a default event in
                                       Mexico, the fund agrees to pay Morgan Guaranty
                                       Trust Company the notional amount of the swap.
                                       To receive that payment, Morgan Guaranty Trust
                                       Company must deliver a bond (with par value
                                       equal to the notional amount of the swap) issued
                                       by Mexico to the fund.

         35,000,000 USD      7/05/06   Agreement with Deutsche Bank AG dated 7/01/03 to        1,769,849
                                       receive 5.0% per year times the notional
                                       amount.  The fund makes payment only upon a
                                       default event on the Gazprom Loan Facility.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
         20,000,000 USD      8/09/06   Agreement with JP Morgan Chase Bank dated            $   (149,025)
                                       8/06/02 to pay 0.42% per year times the notional
                                       amount.  The fund receives payment only upon a
                                       default event on the Banco Bilbao Vizcaya
                                       Argentaria SA, 5.0% due 6/24/08.

         15,000,000 USD      8/21/06   Agreement with Deutsche Bank AG dated 7/18/03 to          825,924
                                       receive 5.45% per year times the notional
                                       amount.  The fund makes payment only upon a
                                       default event on the Gazprom Loan Facility.

          5,000,000 USD      9/27/06   Agreement with Merrill Lynch International dated       (1,281,279)
                                       11/01/02 to receive 5.70% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in the Dominican
                                       Republic, the fund agrees to pay Merrill Lynch
                                       International the notional amount of the swap.
                                       To receive that payment, Merrill Lynch
                                       International must deliver a bond (with par
                                       value equal to the notional amount of the swap)
                                       issued by the Dominican Republic to the fund.

         10,000,000 USD     11/20/06   Agreement with Deutsche Bank AG dated 11/05/03            (81,421)
                                       to pay 4.4% per year times the notional amount.
                                       In exchange for that periodic payment, upon a
                                       default event in Brazil, Deutsche Bank AG agrees
                                       to pay the fund the notional amount of the
                                       swap.  To receive that payment, the fund must
                                       deliver a bond (with par value equal to the
                                       notional amount of the swap) issued by Brazil to
                                       Deutsche Bank AG.

         15,000,000 USD     11/20/06   Agreement with Deutsche Bank AG dated 11/04/03           (186,902)
                                       to pay 4.55% per year times the notional amount.
                                       In exchange for that periodic payment, upon a
                                       default event in Brazil, Deutsche Bank AG agrees
                                       to pay the fund the notional amount of the
                                       swap.  To receive that payment, the fund must
                                       deliver a bond (with par value equal to the
                                       notional amount of the swap) issued by Brazil to
                                       Deutsche Bank AG.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
         20,000,000 USD     12/20/06   Agreement with JP Morgan Chase Bank dated            $   (201,319)
                                       11/03/03 to pay 4.75% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Brazil, JP
                                       Morgan Chase Bank agrees to pay the fund the
                                       notional amount of the swap.  To receive that
                                       payment, the fund must deliver a bond (with par
                                       value equal to the notional amount of the swap)
                                       issued by Brazil to JP Morgan Chase Bank.

         10,000,000 USD      2/18/07   Agreement with JP Morgan Chase Bank dated                (870,273)
                                       2/13/02 to pay 4.6% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Russia, JP Morgan Chase
                                       Bank agrees to pay the fund the notional amount
                                       of the swap.  To receive that payment, the fund
                                       must deliver a bond (with par value equal to the
                                       notional amount of the swap) issued by Russia to
                                       JP Morgan Chase Bank.

         10,000,000 USD      2/26/07   Agreement Salomon Brothers International Limited         (383,558)
                                       dated 2/21/02 to pay 2.15% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in South Africa,
                                       Salomon Brother International agrees to pay the
                                       fund the notional amount of the swap.  To
                                       receive that payment, the fund must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by South Africa to
                                       Salomon Brother International.

         10,000,000 USD      6/27/07   Agreement with JP Morgan Chase Bank dated                 (71,554)
                                       6/24/02 to pay 0.330% per year times the
                                       notional amount.  The fund receives payment only
                                       upon a default event on the Argentaria SA.

         10,000,000 USD      7/02/07   Agreement with Citibank N.A. dated 6/27/02 to            (112,592)
                                       pay 0.64% per year times the notional amount.
                                       The fund receives payment only upon a default
                                       event on the Bank of China bonds or loans.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
          3,000,000 USD      7/02/07   Agreement with Deutsche Bank AG dated 6/27/02 to     $    (34,003)
                                       pay 0.64% per year times the notional amount.
                                       In exchange for that periodic payment, upon a
                                       default event in China, Deutsche Bank AG agrees
                                       to pay the fund the notional amount of the
                                       swap.  To receive that payment, the fund must
                                       deliver a bond (with par value equal to the
                                       notional amount of the swap) issued by China to
                                       Deutsche Bank AG.

         15,000,000 USD      9/27/07   Agreement with JP Morgan Chase Bank dated                (117,114)
                                       9/26/02 to pay 0.33% per year times the notional
                                       amount.  The fund receives payment only upon a
                                       default event on the HSBC Bank Plc, 3 month
                                       LIBOR + .05%, due 4/12/06.

         10,000,000 USD     10/10/07   Agreement with JP Morgan Chase Bank dated                (208,237)
                                       10/09/02 to pay 0.7% per year times the notional
                                       amount.  The fund receives payment only upon a
                                       default event on the Banco Bilbao Vizcaya
                                       Argentaria SA, 5.0% due 6/24/08.

          8,000,000 USD     10/19/07   Agreement with Deutsche Bank AG dated 10/18/02         (2,288,277)
                                       to pay 15.0% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Venezuela, Deutsche Bank
                                       AG agrees to pay the fund the notional amount of
                                       the swap.  To receive that payment, the fund
                                       must deliver a bond (with par value equal to the
                                       notional amount of the swap) issued by Venezuela
                                       to Deutsche Bank AG.

          5,000,000 USD     10/22/07   Agreement with JP Morgan Chase Bank dated                 (74,893)
                                       10/21/02 to pay 0.54% per year times the
                                       notional amount.  The fund receives payment only
                                       upon a default event on the Banco Bilbao Vizcaya
                                       Argentaria SA, 5.0% due 6/24/08.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
          5,000,000 USD     10/23/07   Agreement with JP Morgan Chase Bank dated            $    (63,981)
                                       10/22/02 to pay 0.48% per year times the
                                       notional amount. The fund receives payment only
                                       upon a default event on the Banco Bilbao Vizcaya
                                       Argentaria SA, 5.0% due 6/24/08.

          5,000,000 USD     10/30/07   Agreement with Deutsche Bank AG dated 10/29/02            (56,521)
                                       to pay 0.44% per year times the notional amount.
                                       The fund receives payment only upon a default
                                       event on the Banco Bilbao Vizcaya Argentaria SA,
                                       5.0% due 6/24/08.

         10,000,000 USD     11/23/07   Agreement with Deutsche Bank AG dated 11/22/02           (324,797)
                                       to pay 1.15% per year times the notional
                                       amount.  The fund receives payment only upon a
                                       default event on the Endesa SA of Spain, 4.375%
                                       due 6/18/09.

         15,000,000 USD     11/27/07   Agreement with JP Morgan Chase Bank dated                (452,584)
                                       11/26/02 to pay 1.1% per year times the notional
                                       amount. The fund receives payment only upon a
                                       default event on the Endesa SA of Spain, 5.25%
                                       due 2/22/06.

          5,000,000 USD      5/07/08   Agreement with JP Morgan Chase Bank dated                 837,458
                                       5/06/03 to receive 9.65% per year times the
                                       notional amount. In exchange for that periodic
                                       payment, upon a default event in Brazil, the
                                       fund agrees to pay JP Morgan Chase Bank the
                                       notional amount of the swap.  To receive that
                                       payment, JP Morgan Chase Bank must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Brazil to the fund.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
          5,000,000 USD      5/30/08   Agreement with JP Morgan Chase Bank dated            $  1,023,908
                                       5/29/03 to receive 8.65% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Turkey, the
                                       fund agrees to pay JP Morgan Chase Bank the
                                       notional amount of the swap.  To receive that
                                       payment, JP Morgan Chase Bank must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Turkey to the fund.

          5,000,000 USD      8/06/08   Agreement with Bear Stearns International                  22,773
                                       Limited dated 8/05/03 to receive 1.10% per year
                                       times the notional amount.  In exchange for that
                                       periodic payment, upon a default event in
                                       Trinidad and Tobago, the fund agrees to pay Bear
                                       Stearns International Limited the notional
                                       amount of the swap.  To receive that payment,
                                       Bear Stearns International Limited must deliver
                                       a bond (with par value equal to the notional
                                       amount of the swap) issued by Trinidad and
                                       Tobago to the fund.

          2,000,000 USD      9/20/08   Agreement with UBS AG dated 6/26/03 to receive           (416,274)
                                       9.2% per year times the notional amount.  In
                                       exchange for that periodic payment, upon a
                                       default event in the Dominican Republic, the
                                       fund agrees to pay UBS AG the notional amount of
                                       the swap.  To receive that payment, UBS AG must
                                       deliver a bond (with par value equal to the
                                       notional amount of the swap) issued by the
                                       Dominican Republic to the fund.

         10,000,000 USD      9/20/08   Agreement with Morgan Stanley Capital Services,           442,464
                                       Inc., dated 7/09/03 to receive 5.15% per year
                                       times the notional amount.  In exchange for that
                                       periodic payment, upon a default event in
                                       Columbia, the fund agrees to pay Morgan Stanley
                                       Capital Services, Inc., the notional amount of
                                       the swap.  To receive that payment, Morgan
                                       Stanely Capital Services, Inc. must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Columbia to the
                                       fund.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
          4,000,000 USD     10/20/08   Agreement with Deutsche Bank AG dated 10/01/03       $    277,083
                                       to receive 8.50% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Uruguay, the fund agrees
                                       to pay Deutsche Bank AG the notional amount of
                                       the swap.  To receive that payment, Deutsche
                                       Bank AG must deliver a bond (with par value
                                       equal to the notional amount of the swap) issued
                                       by Uruguay to the fund.

         10,000,000 USD     11/20/08   Agreement with Deutsche Bank AG dated 11/05/03             99,069
                                       to receive 5.70% per year times the notional
                                       amount. In exchange for that periodic payment,
                                       upon a default event in Brazil, the fund agrees
                                       to pay Deutsche Bank AG the notional amount of
                                       the swap.  To receive that payment, Deutsche
                                       Bank AG must deliver a bond (with par value
                                       equal to the notional amount of the swap) issued
                                       by Brazil to the fund.

          9,000,000 USD     11/20/08   Agreement with Deutsche Bank AG dated 11/17/03            156,315
                                       to receive 4.77% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Columbia, the fund
                                       agrees to pay Deutsche Bank AG the notional
                                       amount of the swap.  To receive that payment,
                                       Deutsche Bank AG must deliver a bond (with par
                                       value equal to the notional amount of the swap)
                                       issued by Columbia to the fund.

         15,000,000 USD     11/20/08   Agreement with Deutsche Bank AG dated 11/04/03            211,904
                                       to receive 5.80% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Brazil, the fund agrees
                                       to pay Deutsche Bank AG the notional amount of
                                       the swap.  To receive that payment, Deutsche
                                       Bank AG must deliver a bond (with par value
                                       equal to the notional amount of the swap) issued
                                       by Brazil to the fund.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
         20,000,000 USD     12/20/08   Agreement with JP Morgan Chase Bank dated            $    224,963
                                       11/03/03 to receive 5.95% per year times the
                                       notional amount. In exchange for that periodic
                                       payment, upon a default event in Brazil, the
                                       fund agrees to pay JP Morgan Chase Bank the
                                       notional amount of the swap.  To receive that
                                       payment, JP Morgan Chase Bank must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Brazil to the fund.

         14,000,000 USD     12/20/08   Agreement with Deutsche Bank AG dated 10/22/03           (156,058)
                                       to pay 0.79% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Korea, Deutsche Bank AG
                                       agrees to pay the fund the notional amount of
                                       the swap.  To receive that payment, the fund
                                       must deliver a bond (with par value equal to the
                                       notional amount of the swap) issued by Korea to
                                       Deutsche Bank AG.

          5,000,000 USD      1/20/09   Agreement with Lehman Brothers dated 1/02/04 to          (315,290)
                                       receive 5.45% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Venezuela, the fund
                                       agrees to pay Lehman Brothers the notional
                                       amount of the swap.  To receive that payment,
                                       Lehman Brothers must deliver a bond (with par
                                       value equal to the notional amount of the swap)
                                       issued by Venezuela to the fund.

         10,000,000 USD      3/20/09   Agreement with JP Morgan Chase Bank dated                (247,938)
                                       12/23/03 to receive 4.30% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in the
                                       Philippines, the fund agrees to pay JP Morgan
                                       Chase Bank the notional amount of the swap.  To
                                       receive that payment, JP Morgan Chase Bank must
                                       deliver a bond (with par value equal to the
                                       notional amount of the swap) issued by the
                                       Philippines to the fund.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
          5,000,000 USD      3/20/09   Agreement with JP Morgan Chase Bank dated            $   (187,518)
                                       12/23/03 to receive 2.85% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Peru, the fund
                                       agrees to pay JP Morgan Chase Bank the notional
                                       amount of the swap.  To receive that payment, JP
                                       Morgan Chase Bank must deliver a bond (with par
                                       value equal to the notional amount of the swap)
                                       issued by Peru to the fund.

         12,000,000 USD      3/05/10   Agreement with Deutsche Bank AG dated 3/04/03 to        3,398,922
                                       receive 9.1% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Turkey, the fund agrees
                                       to pay Deutsche Bank AG the notional amount of
                                       the swap.  To receive that payment, Deutsche
                                       Bank AG must deliver a bond (with par value
                                       equal to the notional amount of the swap) issued
                                       by Turkey to the fund.

          3,000,000 USD      3/29/10   Agreement with JP Morgan Chase Bank dated                 503,746
                                       3/28/03 to receive 4.7% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Egypt, the fund
                                       agrees to pay JP Morgan Chase Bank the notional
                                       amount of the swap.  To receive that payment, JP
                                       Morgan Chase Bank must deliver a bond (with par
                                       value equal to the notional amount of the swap)
                                       issued by Egypt to the fund.

          5,000,000 USD      7/30/12   Agreement with JP Morgan Chase Bank dated                 832,974
                                       7/25/02 to receive 3.05% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Chile, the fund
                                       agrees to pay JP Morgan Chase Bank the notional
                                       amount of the swap.  To receive that payment, JP
                                       Morgan Chase Bank must deliver a bond (with par
                                       value equal to the notional amount of the swap)
                                       issued by Chile to the fund.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
         10,000,000 USD      8/12/12   Agreement with JP Morgan Chase Bank dated            $  1,904,939
                                       8/07/02 to receive 4.42% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Mexico, the
                                       fund agrees to pay JP Morgan Chase Bank the
                                       notional amount of the swap.  To receive that
                                       payment, JP Morgan Chase Bank must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Mexico to the fund.

         15,000,000 USD      9/19/12   Agreement with Bank of America N.A. dated               2,759,601
                                       9/18/02 to receive 4.07% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Mexico, the
                                       fund agrees to pay Bank of America N.A. the
                                       notional amount of the swap.  To receive that
                                       payment, Bank of America N.A. must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Mexico to the fund.

         10,000,000 USD     10/03/12   Agreement with JP Morgan Chase Bank dated               1,863,323
                                       10/02/02 to receive 4.12% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Mexico, the
                                       fund agrees to pay JP Morgan Chase Bank the
                                       notional amount of the swap.  To receive that
                                       payment, JP Morgan Chase Bank must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Mexico to the fund.

         10,000,000 USD     10/04/12   Agreement with JP Morgan Chase Bank dated               1,707,789
                                       10/03/02 to receive 2.95% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Chile, the fund
                                       agrees to pay JP Morgan Chase Bank the notional
                                       amount of the swap.  To receive that payment, JP
                                       Morgan Chase Bank must deliver a bond (with par
                                       value equal to the notional amount of the swap)
                                       issued by Chile to the fund.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
          5,000,000 USD     11/05/12   Agreement with Deutsche Bank AG dated 11/04/02       $   (498,388)
                                       to receive 6.50% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Jamaica, the fund agrees
                                       to pay Deutsche Bank AG the notional amount of
                                       the swap.  To receive that payment, Deutsche
                                       Bank AG must deliver a bond (with par value
                                       equal to the notional amount of the swap) issued
                                       by Jamaica to the fund.

         10,000,000 USD      1/08/13   Agreement with Deutsche Bank AG dated 1/07/03 to        1,105,056
                                       receive 7.15% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Columbia, the fund
                                       agrees to pay Deutshce Bank AGthe notional
                                       amount of the swap.  To receive that payment,
                                       Deutsche Bank must deliver a bond (with par
                                       value equal to the notional amount of the swap)
                                       issued by Columbia to the fund.

         10,000,000 USD      1/09/13   Agreement with Deutsche Bank AG dated 1/08/03 to        2,458,751
                                       receive 8.25% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Turkey, the fund agrees
                                       to pay Deutsche Bank AG the notional amount of
                                       the swap.  To receive that payment, Deutsche
                                       Bank AG must deliver a bond (with par value
                                       equal to the notional amount of the swap) issued
                                       by Turkey to the fund.

          7,000,000 USD      1/10/13   Agreement with JP Morgan Chase Bank dated                 908,740
                                       1/09/03 to receive 7.50% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Columbia, the
                                       fund agrees to pay JP Morgan Chase Bank the
                                       notional amount of the swap.  To receive that
                                       payment, JP Morgan Chase Bank must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Columbia to the
                                       fund.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
         10,000,000 USD      2/07/13   Agreement with JP Morgan Chase Bank dated            $  1,697,112
                                       2/06/03 to receive 8.30% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Columbia, the
                                       fund agrees to pay JP Morgan Chase Bank the
                                       notional amount of the swap.  To receive that
                                       payment, JP Morgan Chase Bank must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Columbia to the
                                       fund.

         15,000,000 USD      2/11/13   Agreement with JP Morgan Chase Bank dated               1,476,940
                                       2/10/03 to receive 3.05% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Mexico, the
                                       fund agrees to pay JP Morgan Chase Bank the
                                       notional amount of the swap.  To receive that
                                       payment, JP Morgan Chase Bank must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Mexico to the fund.

         10,000,000 USD      6/06/13   Agreement with Deutsche Bank AG dated 6/05/03 to        1,780,553
                                       receive 9.4% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Brazil, the fund agrees
                                       to pay Deutsche Bank AG the notional amount of
                                       the swap.  To receive that payment, Deutsche
                                       Bank AG must deliver a bond (with par value
                                       equal to the notional amount of the swap) issued
                                       by Brazil to the fund.

          5,000,000 USD      6/07/13   Agreement with Citibank N.A. dated 6/06/03 to             234,331
                                       receive 3.15% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Russia, the fund agrees
                                       to pay Citibank N.A. the notional amount of the
                                       swap.  To receive that payment, Citibank N.A.
                                       must deliver a bond (with par value equal to the
                                       notional amount of the swap) issued by Russia to
                                       the fund.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
         10,000,000 USD      6/11/13   Agreement with Citibank N.A. dated 6/10/03 to        $    514,909
                                       receive 3.22% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Russia, the fund agrees
                                       to pay Citibank N.A. the notional amount of the
                                       swap.  To receive that payment, Citibank N.A.
                                       must deliver a bond (with par value equal to the
                                       notional amount of the swap) issued by Russia to
                                       the fund.

         20,000,000 USD      6/12/13   Agreement with Deutsche Bank AG dated 6/11/03 to        3,185,102
                                       receive 9.08% per year times the notional
                                       amount. In exchange for that periodic payment,
                                       upon a default event in Brazil, the fund agrees
                                       to pay Deutsche Bank AG the notional amount of
                                       the swap.  To receive that payment, Deutsche
                                       Bank AG must deliver a bond (with par value
                                       equal to the notional amount of the swap) issued
                                       by Brazil to the fund.

         20,000,000 USD      6/13/13   Agreement with Deutsche Bank AG dated 6/12/03 to        1,064,527
                                       receive 3.25% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Russia, the fund agrees
                                       to pay Deutsche Bank AG the notional amount of
                                       the swap.  To receive that payment, Deutsche
                                       Bank AG must deliver a bond (with par value
                                       equal to the notional amount of the swap) issued
                                       by Russia to the fund.

         10,000,000 USD      6/24/13   Agreement with JP Morgan Chase Bank dated                 572,548
                                       6/23/03 to receive 3.32% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Russia, the
                                       fund agrees to pay JP Morgan Chase Bank the
                                       notional amount of the swap.  To receive that
                                       payment, JP Morgan Chase Bank must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Russia to the fund.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
          5,000,000 USD      6/24/13   Agreement with JP Morgan Chase Bank dated            $    296,797
                                       6/23/03 to receive 3.35% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Russia, the
                                       fund agrees to pay JP Morgan Chase Bank the
                                       notional amount of the swap.  To receive that
                                       payment, JP Morgan Chase Bank must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Russia to the fund.

         10,000,000 USD      9/20/13   Agreement with Deutsche Bank AG dated 6/23/03 to          675,317
                                       receive 3.35% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Russia, the fund agrees
                                       to pay Deutsche Bank AG the notional amount of
                                       the swap.  To receive that payment, Deutsche
                                       Bank AG must deliver a bond (with par value
                                       equal to the notional amount of the swap) issued
                                       by Russia to the fund.

         10,000,000 USD     12/20/13   Agreement with Deutsche Bank AG dated 12/15/03            685,937
                                       to receive 10.50% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Ecuador, the fund agrees
                                       to pay Deutsche Bank AG the notional amount of
                                       the swap.  To receive that payment, Deutsche
                                       Bank AG must deliver a bond (with par value
                                       equal to the notional amount of the swap) issued
                                       by Ecuador to the fund.

         10,000,000 USD     12/24/13   Agreement with JP Morgan Chase Bank dated                (269,949)
                                       12/23/03 to receive 3.8% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Turkey, the
                                       fund agrees to pay JP Morgan Chase Bank the
                                       notional amount of the swap.  To receive that
                                       payment, JP Morgan Chase Bank must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Turkey to the fund.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
         10,000,000 USD      1/20/14   Agreement with Citibank N.A. dated 12/23/03 to       $   (196,325)
                                       receive 4.94% per year times the notional
                                       amount.  In exchange for that periodic payment,
                                       upon a default event in Columbia, the fund
                                       agrees to pay Citibank N.A. the notional amount
                                       of the swap.  To receive that payment, Citibank
                                       N.A must deliver a bond (with par value equal to
                                       the notional amount of the swap) issued by
                                       Columbia to the fund.

         10,000,000 USD      1/20/14   Agreement with Deutsche Bank AG dated 1/05/04 to       (1,156,683)
                                       receive 4.28% per year times the notional
                                       amount. In exchange for that periodic payment,
                                       upon a default event in Brazil, the fund agrees
                                       to pay Deutsche Bank AG the notional amount of
                                       the swap.  To receive that payment, Deutsche
                                       Bank AG must deliver a bond (with par value
                                       equal to the notional amount of the swap) issued
                                       by Brazil to the fund.

         10,000,000 USD      1/20/14   Agreement with Deutsche Bank AG dated 12/23/03             66,372
                                       to receive 1.77% per year times the notional
                                       amount. In exchange for that periodic payment,
                                       upon a default event in Mexico, the fund agrees
                                       to pay Deutsche Bank AG the notional amount of
                                       the swap.  To receive that payment, Deutsche
                                       Bank AG must deliver a bond (with par value
                                       equal to the notional amount of the swap) issued
                                       by Mexico to the fund.

          5,000,000 USD      3/20/14   Agreement with JP Morgan Chase Bank dated                (113,209)
                                       12/23/03 to receive 4.90% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Columbia, the
                                       fund agrees to pay JP Morgan Chase Bank the
                                       notional amount of the swap.  To receive that
                                       payment, JP Morgan Chase Bank must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Columbia to the
                                       fund.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
         15,000,000 USD      3/20/14   Agreement with JP Morgan Chase Bank dated            $ (1,734,415)
                                       1/05/04 to receive 4.30% per year times the
                                       notional amount. In exchange for that periodic
                                       payment, upon a default event in Brazil, the
                                       fund agrees to pay JP Morgan Chase Bank the
                                       notional amount of the swap.  To receive that
                                       payment, JP Morgan Chase Bank must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Brazil to the fund.

          5,000,000 USD      3/20/14   Agreement with JP Morgan Chase Bank dated                (572,487)
                                       1/05/04 to receive 4.32% per year times the
                                       notional amount. In exchange for that periodic
                                       payment, upon a default event in Brazil, the
                                       fund agrees to pay JP Morgan Chase Bank the
                                       notional amount of the swap.  To receive that
                                       payment, JP Morgan Chase Bank must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Brazil to the fund.

         10,000,000 USD     10/07/17   Agreement with JP Morgan Chase Bank dated               2,375,167
                                       10/04/02 to receive 4.20% per year times the
                                       notional amount.  In exchange for that periodic
                                       payment, upon a default event in Mexico, the
                                       fund agrees to pay JP Morgan Chase Bank the
                                       notional amount of the swap.  To receive that
                                       payment, JP Morgan Chase Bank must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Mexico to the fund.

         20,000,000 USD      3/20/19   Agreement with JP Morgan Chase Bank dated                 330,775
                                       12/23/03 to receive 1.90% per year times the
                                       notional amount. In exchange for that periodic
                                       payment, upon a default event in Mexico, the
                                       fund agrees to pay JP Morgan Chase Bank the
                                       notional amount of the swap.  To receive that
                                       payment, JP Morgan Chase Bank must deliver a
                                       bond (with par value equal to the notional
                                       amount of the swap) issued by Mexico to the fund.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
    INTEREST RATE SWAPS

      1,000,000,000 HKD      8/07/04   Agreement with Morgan Guaranty Trust Company         $ (2,601,609)
                                       dated 8/03/01 to pay the notional amount
                                       multiplied by 4.75% and to receive the notional
                                       amount multiplied by 3 month Floating Rate Hong
                                       Kong HIBOR.

        130,600,000 USD      8/07/04   Agreement with Morgan Guaranty Trust Company            2,146,811
                                       dated 8/03/01 to receive the notional amount
                                       multiplied by 4.835% and to pay the notional
                                       amount multiplied by the 3 month LIBOR.

         15,000,000 EUR      2/22/07   Agreement with UBS AG dated 2/18/00 to pay the         (1,586,320)
                                       notional amount multiplied by 5.76% and to
                                       receive the notional amount multiplied by the 6
                                       month EURIBOR.

      7,000,000,000 JPY      1/16/08   Agreement with UBS AG dated 1/14/03 to pay the             23,274
                                       notional amount multiplied by 0.355% and to
                                       receive the notional amount multiplied by the 6
                                       month Japanese LIBOR.

      6,000,000,000 JPY      3/10/08   Agreement with Deutsche Bank AG dated 3/06/03 to          214,152
                                       pay the notional amount multiplied by 0.285% and
                                       to receive the notional amount multiplied by the
                                       6 month Japanese LIBOR.

      6,000,000,000 JPY      3/26/08   Agreement with JP Morgan Chase Bank dated                 267,565
                                       3/24/03 to pay the notional amount multiplied by
                                       0.27% and to receive the notional amount
                                       multiplied by the 6 month Japanese LIBOR.

      6,000,000,000 JPY      4/16/08   Agreement with Citibank N.A. dated 4/14/03 to             294,515
                                       pay the notional amount multiplied by 0.27% and
                                       to receive the notional amount multiplied by the
                                       6 month Japanese LIBOR.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   ---------------
      6,000,000,000 JPY      5/09/08   Agreement with Citibank N.A. dated 5/07/03 to        $    413,648
                                       pay the notional amount multiplied by 0.23% and
                                       to receive the notional amount multiplied by
                                       the 6 month Japanese LIBOR.

      6,000,000,000 JPY      5/19/08   Agreement with Deutsche Bank AG dated 5/15/03             439,646
                                       to pay the notional amount multiplied by 0.27%
                                       and to receive the notional amount multiplied
                                       by the 6 month Japanese LIBOR.

      6,000,000,000 JPY      5/29/08   Agreement with Deutsche Bank AG dated 5/27/03             304,180
                                       to pay the notional amount multiplied by 0.215%
                                       and to receive the notional amount multiplied
                                       by the 6 month Japanese LIBOR.

     12,000,000,000 JPY      6/03/08   Agreement with Deutsche Bank AG dated 5/30/03           1,034,681
                                       to pay the notional amount multiplied by 0.2%
                                       and to receive the notional amount multiplied
                                       by the 6 month Japanese LIBOR.

      6,000,000,000 JPY      6/11/08   Agreement with JP Morgan Chase Bank dated                 546,302
                                       6/09/03 to pay the notional amount multiplied
                                       by 0.1925% and to receive the notional amount
                                       multiplied by the 6 month Japanese LIBOR.

      6,000,000,000 JPY      6/12/08   Agreement with Deutsche Bank AG dated 6/10/03             558,939
                                       to pay the notional amount multiplied by
                                       0.1875% and to receive the notional amount
                                       multiplied by the 6 month Japanese LIBOR.

      6,000,000,000 JPY     12/17/09   Agreement with Citibank N.A. dated 12/13/02 to            406,819
                                       pay the notional amount multiplied by 0.5475%
                                       and to receive the notional amount multiplied
                                       by the 6 month Japanese LIBOR.

         26,000,000 USD      3/31/10   Agreement with UBS AG dated 3/29/00 to receive          5,408,511
                                       the notional amount multiplied by 7.406% and to
                                       pay the notional amount multiplied by the 3
                                       month LIBOR.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
         35,000,000 USD      9/13/10   Agreement with Bear Stearns Bank Plc dated           $  6,688,551
                                       9/08/00 to receive the notional amount
                                       multiplied by 7.01% and to pay the notional
                                       amount multiplied by the 3 month LIBOR.

         20,000,000 USD      1/24/11   Agreement with UBS AG dated 1/22/01 to receive          2,804,958
                                       the notional amount multiplied by 6.12% and to
                                       pay the notional amount multiplied by the 3
                                       month LIBOR.

         30,000,000 USD      1/25/11   Agreement with Bear Stearns Bank Plc dated              4,362,616
                                       1/23/01 to receive the notional amount
                                       multiplied by 6.201% and to pay the notional
                                       amount multiplied by the 3 month LIBOR.

         50,000,000 USD      7/17/13   Agreement with JP Morgan Chase Bank dated                 133,885
                                       7/15/03 to receive the notional amount
                                       multiplied by 4.3175% and to pay the notional
                                       amount multiplied by the 3 month LIBOR.

         50,000,000 USD      7/23/13   Agreement with JP Morgan Chase Bank dated               1,005,601
                                       7/21/03 to receive the notional amount
                                       multiplied by 4.54% and to pay the notional
                                       amount multiplied by the 3 month LIBOR.

         50,000,000 USD     12/10/13   Agreement with Goldman Sachs International              1,259,629
                                       dated 12/08/03 to receive the notional amount
                                       multiplied by 4.65% and to pay the notional
                                       amount multiplied by the 3 month LIBOR.

         50,000,000 USD      8/04/18   Agreement with Deutsche Bank AG dated 7/31/03           3,392,775
                                       to receive the notional amount multiplied by
                                       5.4475% and to pay the notional amount
                                       multiplied by the 3 month LIBOR.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                         (DEPRECIATION)
    -------------------   ----------   --------------------------------------------------   --------------
         50,000,000 USD     12/02/23   Agreement with JP Morgan Chase Bank dated            $    895,221
                                       11/28/03 to receive the notional amount
                                       multiplied by 5.341% and to pay the notional
                                       amount multiplied by the 3 month LIBOR.
                                                                                            ------------
                                                                                            $ 54,227,948
                                                                                            ============

     See Notes to the Schedule of Investments for definitions of currency abbreviations.

9.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the year ended February 29, 2004, is set forth below:

                                     VALUE,
                                     BEGINNING                       SALES           DIVIDEND      VALUE, END
     AFFILIATE                       OF PERIOD      PURCHASES        PROCEEDS        INCOME        OF PERIOD
     ------------------------------------------------------------------------------------------------------------
     GMO ALPHA LIBOR FUND            $  8,395,431   $           --   $          --   $        --   $    8,533,467
     GMO SHORT-DURATION
     COLLATERAL FUND                   30,568,955      112,937,479     105,000,000       637,478       38,729,606
                                     ------------   --------------   -------------   -----------   --------------
     TOTALS                          $ 38,964,386   $  112,937,479   $ 105,000,000   $   637,478   $   47,263,073
                                     ============   ==============   =============   ===========   ==============

10.  SUBSEQUENT EVENT

     On January 23, 2004, the trustees of the Trust approved a transaction pursuant to which GMO Alpha LIBOR Fund (ALF) contributed its net assets, other than its interest in GMO SPV I, LLC, its claims resulting from its holdings of the NPF Securities, and a fixed amount of cash, such contribution representing 94.14% of ALF's assets, to GMO Short-Duration Collateral Fund (SDCF) in exchange for SDCF shares. The transaction, which was structured as a tax-free reorganization, was consummated after the close of business on March 31, 2004 and the shares received by ALF were then distributed to its shareholders, including the Fund. After distribution of the SDCF shares, ALF changed its name to GMO Special Purpose Holding Fund and elected partnership status for Federal income tax purposes.

     REPORT OF INDEPENDENT AUDITORS

     TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
     GMO EMERGING COUNTRY DEBT FUND

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Emerging Country Debt Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


     PricewaterhouseCoopers LLP
     Boston, Massachusetts
     April 22, 2004

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE YEAR ENDED FEBRUARY 29, 2004

     The Fund's distributions to shareholders included:
         $104,416,613 from short-term capital gains
         $799,465 from long-term capital gains, all of which was subject to the 20% rate category.

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                               NUMBER OF
                                                                              PORTFOLIOS IN
                                                             PRINCIPAL            FUND            OTHER
                                      TERM OF OFFICE(1)     OCCUPATION(S)        COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)        AND LENGTH OF        DURING PAST       OVERSEEN BY        HELD BY
     AND DOB        HELD WITH TRUST     TIME SERVED          FIVE YEARS          TRUSTEE          TRUSTEE
-----------------   ---------------   -----------------   -----------------   --------------   --------------
Jay O. Light        Trustee           Since May 1996      Professor of             41                  *(2)
c/o GMO Trust                                             Business
40 Rowes Wharf                                            Administration
Boston, MA 02110                                          and Senior
DOB: 10/03/1941                                           Associate Dean,
                                                          Harvard
                                                          University.

Donald W.           Trustee           Since               Advisory                 41               None
Glazer, Esq.                          December 2000       Counsel, Goodwin
c/o GMO Trust                                             Procter LLP;
40 Rowes Wharf                                            Secretary and
Boston, MA 02110                                          Consultant,
DOB:  07/26/1944                                          Provant, Inc.
                                                          (provider of
                                                          performance
                                                          improvement
                                                          training services
                                                          and products)
                                                          (1998 - present);
                                                          Consultant -
                                                          Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                               NUMBER OF
                                                                              PORTFOLIOS IN
                                                             PRINCIPAL            FUND            OTHER
                                      TERM OF OFFICE(1)     OCCUPATION(S)        COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,      POSITION(S)        AND LENGTH OF        DURING PAST       OVERSEEN BY        HELD BY
     AND DOB        HELD WITH TRUST     TIME SERVED          FIVE YEARS          TRUSTEE          TRUSTEE
-----------------   ---------------   -----------------   -----------------   --------------   --------------
R. Jeremy           Chairman of       Since September     Chairman,
Grantham(3)         the Board of      1985.               Grantham,                41               None
c/o GMO Trust       Trustees          President from      Mayo, Van
40 Rowes Wharf                        February 2002 -     Otterloo & Co.
Boston, MA 02110                      October 2002;       LLC
DOB:  10/06/1938                      President
                                      Quantitative from
                                      September 1985 -
                                      February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                TERM OF OFFICE(4)
NAME, ADDRESS, AND        POSITION(S) HELD        AND LENGTH OF          PRINCIPAL OCCUPATION(S)
       DOB                   WITH TRUST            TIME SERVED           DURING PAST FIVE YEARS
----------------------   ------------------   ---------------------   -----------------------------
Scott Eston              President and        President and Chief     Chief Financial Officer
c/o GMO Trust            Chief Executive      Executive Officer       (1997-present), Chief
40 Rowes Wharf           Officer              since October 2002;     Operating Officer (2000 -
Boston, MA 02110                              Vice President from     present) and Member,
DOB:  01/20/1956                              August 1998 -           Grantham, Mayo, Van
                                              October 2002.           Otterloo & Co. LLC.

Susan Randall Harbert    Chief Financial      Chief Financial         Member, Grantham, Mayo, Van
c/o GMO Trust            Officer and          Officer since           Otterloo & Co. LLC.
40 Rowes Wharf           Treasurer            February 2000;
Boston, MA 02110                              Treasurer since
DOB:  04/25/1957                              February 1998.

Brent Arvidson           Assistant            Since September 1998.   Senior Fund Administrator,
c/o GMO Trust            Treasurer                                    Grantham, Mayo, Van
40 Rowes Wharf                                                        Otterloo & Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.   Vice President       Vice President since    General Counsel, Anti-Money
c/o GMO Trust            and Clerk            February 1997; Clerk    Laundering Reporting
40 Rowes Wharf                                since March 2001 -      Officer (July 2002 -
Boston, MA 02110                              present and May 1999    February 2003) and Member,
DOB:  07/20/1965                              -August 1999.           Grantham, Mayo, Van
                                                                      Otterloo & Co. LLC.

Elaine M. Hartnett,      Vice President       Vice President since    Associate General Counsel,
Esq.                     and Secretary        August 1999;            Grantham, Mayo, Van
c/o GMO Trust                                 Secretary since         Otterloo & Co. LLC (June
40 Rowes Wharf                                March 2001.             1999 - present);
Boston, MA 02110                                                      Associate/Junior Partner,
DOB:  02/18/1945                                                      Hale and Dorr LLP (1991 -
                                                                      1999).

Julie Perniola           Vice President       Since February 2003.    Anti-Money Laundering
c/o GMO Trust            and Anti-Money                               Reporting Officer (February
40 Rowes Wharf           Laundering                                   2003 - present) and
Boston, MA 02110         Compliance Officer                           Compliance Officer,
DOB:  10/07/1970                                                      Grantham, Mayo, Van
                                                                      Otterloo & Co. LLC.

William L. Nemerever     Vice President       Vice President since    Member, Grantham, Mayo, Van
c/o GMO Trust                                 February 2004.          Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the Asset Allocation Team within the Quantitative Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO US Sector Fund returned +43.7% for the fiscal year ended February 29, 2004, as compared to +41.3% for the Russell 3000 Index. Consistent with the Fund's investment objectives and policies, during the fiscal year the Fund was exposed substantially to common stocks through its investment in underlying GMO mutual funds.

Implementation was a slight negative, as the underlying GMO mutual funds under performed their respective benchmarks by approximately 0.7%.

Asset allocation added nearly 3%. The Fund's overweight to REITs (the MS REIT Index rose 46.6%) and small cap value (the Russell 2500 Value Index rose 61.4%) drove the outperformance.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

U.S. SECTOR FUND-III
As Of: 2/29/2004

               GMO U.S. SECTOR FUND   RUSSELL 3000 INDEX   RUSSELL 3000 INDEX BLEND*   S&P 500 INDEX
   2/28/1994         4,992,500            5,000,000               5,000,000               5,000,000
   3/31/1994         4,806,280            4,781,375               4,782,015               4,782,015
   6/30/1994         4,797,740            4,755,485               4,802,155               4,802,150
   9/30/1994         5,010,775            5,007,770               5,036,940               5,036,930
  12/31/1994         5,064,135            4,981,210               5,036,155               5,036,145
   3/31/1995         5,525,395            5,429,810               5,526,510               5,526,500
   6/30/1995         6,133,345            5,941,165               6,054,065               6,054,055
   9/30/1995         6,798,215            6,476,165               6,535,180               6,535,175
  12/31/1995         7,250,910            6,814,505               6,928,620               6,928,615
   3/31/1996         7,502,640            7,187,260               7,300,470               7,300,465
   6/30/1996         7,758,600            7,486,710               7,628,145               7,628,140
   9/30/1996         7,974,095            7,707,875               7,863,965               7,863,965
  12/31/1996         8,573,140            8,301,210               8,519,445               8,519,445
   3/31/1997         8,766,885            8,373,305               8,747,805               8,747,805
   6/30/1997         9,837,010            9,776,000              10,275,030              10,275,030
   9/30/1997        10,990,815           10,688,345              11,044,635              11,044,635
  12/31/1997        11,028,290           10,939,645              11,361,810              11,361,810
   3/31/1998        12,179,070           12,366,940              12,946,700              12,946,700
   6/30/1998        12,124,270           12,592,205              13,374,235              13,374,230
   9/30/1998        10,606,105           11,183,820              12,043,890              12,043,885
  12/31/1998        12,312,250           13,580,240              14,608,865              14,608,860
   3/31/1999        12,338,280           14,041,200              15,336,735              15,336,730
   6/30/1999        13,509,635           15,123,600              16,417,705              16,417,705
   9/30/1999        12,520,490           14,127,710              15,392,515              15,392,515
  12/31/1999        14,074,240           16,418,885              17,682,795              17,682,790
   3/31/2000        14,705,535           17,168,730              18,088,245              18,088,240
   6/30/2000        14,423,280           16,575,145              17,607,815              17,607,810
   9/30/2000        15,311,770           16,697,765              17,437,250              17,437,245
  12/31/2000        15,459,000           15,194,015              16,072,885              16,072,880
   3/31/2001        14,899,530           13,347,285              14,167,375              14,167,365
   6/30/2001        16,312,925           14,266,120              14,996,525              14,996,515
   9/30/2001        14,854,380           12,037,330              12,795,310              12,795,300
  12/31/2001        16,582,340           13,453,130              14,162,505              14,162,490
   3/31/2002        17,309,900           13,583,300              14,201,570              14,201,550
   6/30/2002        16,218,560           11,805,795              12,298,840              12,298,815
   9/30/2002        13,536,775            9,771,310              10,174,105              10,174,085
  12/31/2002        14,386,615           10,555,225              11,032,570              11,032,545
   3/31/2003        13,779,585           10,234,055              10,693,645              10,684,990
   6/30/2003        16,268,410           11,896,380              12,430,605              12,329,825
   9/30/2003        16,858,390           12,303,910              12,856,435              12,656,020
  12/31/2003        18,957,970           13,833,310              14,454,515              14,196,500
   2/29/2004        19,731,110           14,312,140              14,954,850              14,658,680

Average Annual Returns
Inception                12/31/1992

         1YR     5YR     10YR(ITD)
        43.29   10.33     14.71

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 15 bp on the purchase and 15 bp on the redemption. Transaction fees are retained by the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

* Russell 3000 Index Blend represents the S&P 500 prior to 2/28/03 and the Russell 3000 thereafter. Effective the close of business on February 28, 2003, the Fund's benchmark changed from the S&P 500 Index to the Russell 3000 Index.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES /
  PAR VALUE ($)      DESCRIPTION                                                      VALUE ($)
--------------------------------------------------------------------------------------------------
                     MUTUAL FUNDS -- 100.0%

          250,000    GMO U.S. Quality Equity Fund, Class III                            4,982,500
          429,240    GMO Real Estate Fund, Class III                                    6,288,365
          260,659    GMO Small Cap Growth Fund, Class III                               5,677,148
          507,320    GMO Small Cap Value Fund, Class III                                7,868,539
        3,584,851    GMO U.S. Core Fund, Class III                                     48,538,886
                                                                                     ------------

                     TOTAL MUTUAL FUNDS (COST $62,474,839)                             73,355,438
                                                                                     ------------

                     SHORT-TERM INVESTMENTS -- 0.0%

                     REPURCHASE AGREEMENTS -- 0.0%
            8,016    Citigroup Global Markets Repurchase Agreement, dated
                     2/27/04, due 3/01/04, with a maturity value of $8,016 and
                     an effective yield of 0.65%, collateralized by a U.S.
                     Treasury Obligation with a rate of 0.915%, maturity date of
                     5/20/04 and market value, including accrued interest
                     of $8,178.                                                             8,016
                                                                                     ------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $8,016)                             8,016
                                                                                     ------------

                     TOTAL INVESTMENTS -- 100.0%
                     (Cost $62,482,855)                                                73,363,454

                     Other Assets and Liabilities (net) -- (0.0%)                         (21,094)
                                                                                     ------------

                     TOTAL NET ASSETS -- 100.0%                                      $ 73,342,360
                                                                                     ============

               See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments in unaffiliated issuers, at value (cost $8,016) (Note 2)               $      8,016
  Investments in affiliated issuers, at value (cost  $62,474,839) (Notes 2 and 8)      73,355,438
  Receivable for expenses reimbursed by Manager (Note 3)                                   34,651
                                                                                     ------------

     Total assets                                                                      73,398,105
                                                                                     ------------

LIABILITIES:
  Payable to affiliate for (Note 3):
    Management fee                                                                         19,106
    Shareholder service fee                                                                 8,684
    Trustees fee                                                                              130
  Accrued expenses                                                                         27,825
                                                                                     ------------

    Total liabilities                                                                      55,745
                                                                                     ------------
NET ASSETS                                                                           $ 73,342,360
                                                                                     ============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                    $ 61,881,939
  Accumulated undistributed net investment income                                         696,068
  Accumulated net realized loss                                                          (116,246)
  Net unrealized appreciation                                                          10,880,599
                                                                                     ------------
                                                                                     $ 73,342,360
                                                                                     ============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                   $ 73,342,360
                                                                                     ============

SHARES OUTSTANDING:
  Class III                                                                            11,466,914
                                                                                     ============

NET ASSET VALUE PER SHARE:
  Class III                                                                          $       6.40
                                                                                     ============

               See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends from affiliated issuers                                                  $    635,368
  Interest                                                                                  3,359
                                                                                     ------------

          Total income                                                                    638,727
                                                                                     ------------

EXPENSES:
  Management fee (Note 3)                                                                 147,018
  Shareholder service fee (Note 3) - Class III                                             66,826
  Custodian and transfer agent fees                                                         7,235
  Audit and tax fees                                                                       22,212
  Legal fees                                                                                  822
  Trustees fees and related expenses (Note 3)                                                 906
  Registration fees                                                                        13,571
  Miscellaneous                                                                               574
                                                                                     ------------
    Total expenses                                                                        259,164
  Fees and expenses reimbursed by Manager (Note 3)                                        (44,414)
  Indirectly incurred fees waived or borne by Manager (Note 3)                           (147,008)
  Shareholder service fee waived (Note 3) - Class III                                     (66,826)
                                                                                     ------------
        Net expenses                                                                         916
                                                                                     ------------

          Net investment income                                                           637,811
                                                                                     ------------

REALIZED AND UNREALIZED GAIN:
  Net realized gain on:
    Investments in affiliated issuers                                                      89,946
    Realized gains distributions from affiliated issuers                                   63,959
                                                                                     ------------
        Net realized gain on investments                                                  153,905
                                                                                     ------------
        Change in net unrealized appreciation (depreciation) on investments            13,161,993
                                                                                     ------------

    Net realized and unrealized gain                                                   13,315,898
                                                                                     ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $ 13,953,709
                                                                                     ============

               See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                              YEAR ENDED          YEAR ENDED
                                                           FEBRUARY 29, 2004   FEBRUARY 28, 2003
                                                           -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                      $      637,811      $      127,210
  Net realized gain                                                 153,905             531,618
  Change in net unrealized appreciation (depreciation)           13,161,993          (2,256,923)
                                                             --------------      --------------
  Net increase (decrease) in net assets from operations          13,953,709          (1,598,095)
                                                             --------------      --------------

Distributions to shareholders from:
  Net investment income
    Class III                                                      (134,596)             (6,056)
                                                             --------------      --------------
  Net realized gains
    Class III                                                      (560,818)                 --
                                                             --------------      --------------

                                                                   (695,414)             (6,056)
                                                             --------------      --------------
  Net share transactions (Note 7):
    Class III                                                    46,939,733          14,478,433
                                                             --------------      --------------
  Increase in net assets resulting from net share
   transactions                                                  46,939,733          14,478,433
                                                             --------------      --------------

    Total increase in net assets                                 60,198,028          12,874,282

NET ASSETS:
  Beginning of period                                            13,144,332             270,050
                                                             --------------      --------------
  End of period (including accumulated undistributed
   net investment income of $696,068 and $133,406,
   respectively)                                             $   73,342,360      $   13,144,332
                                                             ==============      ==============

               See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   YEAR ENDED FEBRUARY 28/29,
                                                               --------------------------------------------------------------
                                                                 2004           2003        2002           2001        2000
                                                               --------       --------    --------       --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   4.53       $   5.45    $   5.11       $   4.84    $   4.63
                                                               --------       --------    --------       --------    --------

Income from investment operations:
  Net investment income (a)+                                       0.08           0.09        0.11           0.14        0.09
  Net realized and unrealized gain (loss)                          1.89          (1.00)       0.39           0.35        0.54
                                                               --------       --------    --------       --------    --------

    Total from investment operations                               1.97          (0.91)       0.50           0.49        0.63
                                                               --------       --------    --------       --------    --------

Less distributions to shareholders:
  From net investment income                                      (0.02)         (0.01)      (0.16)         (0.17)      (0.23)
  From net realized gains                                         (0.08)            --          --          (0.05)      (0.19)
                                                               --------       --------    --------       --------    --------

    Total distributions                                           (0.10)         (0.01)      (0.16)         (0.22)      (0.42)
                                                               --------       --------    --------       --------    --------
NET ASSET VALUE, END OF PERIOD                                 $   6.40       $   4.53    $   5.45       $   5.11    $   4.84
                                                               ========       ========    ========       ========    ========
TOTAL RETURN (b)                                                  43.72%        (16.78)%      9.80%         10.14%      13.35%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $ 73,342       $ 13,144    $    270       $    253    $  1,602
  Net expenses to average daily net assets (d)                     0.00%(c)       0.02%       0.00%(c)       0.00%       0.00%
  Net investment income to average daily net assets (a)            1.43%          1.93%       1.99%          2.71%       1.85%
  Portfolio turnover rate                                            17%            24%          2%            35%         22%
  Fees and expenses reimbursed by the Manager to
   average daily net assets:                                       0.58%          0.88%       8.97%          3.05%       0.52%
  Purchase and redemption fees consisted of the following
   per share amounts:                                          $   0.00(e)          --          --             --          --

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)  Net expenses were less than 0.01%.
(d) Net expenses exclude expenses incurred indirectly through investments in underlying funds. (See Note 3)
(e)  Purchase and redemption fees were less than $0.01.
+    Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO U.S. Sector Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" and it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than that of the Russell 3000 Index through investment in common stocks, either directly or through investment in shares of other Funds of the Trust. The Fund invests in Class III shares of other Funds of the Trust. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Shares of the underlying funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for open repurchase agreement as of February 29, 2004.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid were as follows: ordinary income - $134,596 and $6,056, respectively and long-term capital gains - $560,818 and $0, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $696,068 and $1,111,823 of undistributed ordinary income and undistributed long-term capital gains, respectively.

     At February 29, 2004, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $55,779 and $97,318 expiring in 2009 and 2011, respectively.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net value of the Fund and is primarily attributable to foreign currency transactions. The financial highlights exclude these adjustments.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                   ACCUMULATED        ACCUMULATED
                UNDISTRIBUTED NET         NET
                INVESTMENT INCOME    REALIZED LOSS    PAID-IN CAPITAL
                -----------------    -------------    ---------------
                     $ 59,447          $ (64,245)         $ 4,798

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis. Dividends representing a return of capital are reflected as a reduction of cost. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 3.)

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premiums on cash purchases and fees on redemption of Fund shares is 0.15% of the amount invested or redeemed. The redemption fee is only applicable to shares purchased on or after June 30, 2003. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the year ended February 29, 2004, the Fund received $41,506 in purchase premiums and $426 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15%

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     for Class III shares. The Fund will invest in Class III shares of each underlying Fund being offered. Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds. For the year ended February 29, 2004, the shareholder service fees incurred indirectly by the Fund were .149% of the Fund's average daily net assets.

     GMO has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2004 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other funds of the Trust, and the following expenses: fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), security lending fees and expenses, interest expenses and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed .33% of the Fund's average daily net assets. In addition, GMO has contractually agreed to reimburse the Fund through at least June 30, 2004 to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (ii) the amount of fees and expenses incurred by the Fund through its investment in underlying Funds (excluding these Fund's Excluded Fees and Expenses), exceeds .33% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to .33% of the Fund's average daily net assets.

     For the year ended February 29, 2004, indirect operating expenses (excluding shareholder service fees) and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) incurred by the Fund were .332% and .000% of the Fund's average daily net assets, respectively.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $542. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $54,433,327 and $7,475,000, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                          GROSS UNREALIZED    GROSS UNREALIZED    NET UNREALIZED
        AGGREGATE COST      APPRECIATION        DEPRECIATION       APPRECIATION
        --------------    ----------------    ----------------    --------------
         $ 62,706,089       $ 10,674,865         $ (17,500)        $ 10,657,365

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 66.7% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, .44% of the Fund was held by one related party.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                YEAR ENDED                     YEAR ENDED
                                           FEBRUARY 29, 2004                FEBRUARY 28, 2003
                                     -----------------------------   -----------------------------
     CLASS III:                          SHARES         AMOUNT           SHARES         AMOUNT
                                     -------------   -------------   -------------   -------------
     Shares sold                         8,747,444   $  48,031,926       2,852,744   $  14,472,377
     Shares issued to shareholders
      in reinvestment of
      distributions                        129,259         695,414           1,214           6,056
     Shares repurchased                   (313,276)     (1,787,607)             --              --
                                     -------------   -------------   -------------   -------------
     Net increase                        8,563,427   $  46,939,733       2,853,958   $  14,478,433
                                     =============   =============   =============   =============

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

8.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the year ended February 29, 2004, is set forth below:

                                    VALUE,
                                    BEGINNING                       SALES           DIVIDEND        VALUE, END OF
     AFFILIATE                      OF PERIOD       PURCHASES       PROCEEDS        INCOME          PERIOD
     ------------------------------------------------------------------------------------------------------------
     GMO U.S. Quality Equity
     Fund, Class III                $          --   $   5,000,000   $          --   $          --   $   4,982,500

     GMO Real Estate Fund,
     Class III                          1,352,922       4,654,775       1,100,000         164,756       6,288,365

     GMO Small Cap Growth Fund,
     Class III                                 --       4,469,470          50,000           3,749       5,677,148

     GMO Small Cap Value Fund,
     Class III                          3,512,349       5,123,856       3,487,000          82,526       7,868,539

     GMO U.S. Core Fund, Class
     III                                8,282,138      35,185,226       2,838,000         384,337      48,538,886
                                    -------------   -------------   -------------   -------------   -------------

     Totals                         $  13,147,409   $  54,433,327   $   7,475,000   $     635,368   $  73,355,438
                                    =============   =============   =============   =============   =============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF GMO U.S. SECTOR FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO U.S. Sector Fund (the "Fund") ( a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions included:
     $560,818 from long-term capital gains, all of which were subject to the 20% rate gains category.

     For taxable, non-corporate shareholders, 0.88% of the Fund's income represents qualified dividend income subject to the 15% rate category.

     For corporate shareholders, 0.42% of the Fund's income qualified for the dividends-received deduction.

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN
                                                                     PRINCIPAL            FUND              OTHER
                                          TERM OF OFFICE(1)        OCCUPATION(S)         COMPLEX        DIRECTORSHIPS
   NAME, ADDRESS,         POSITION(S)       AND LENGTH OF           DURING PAST        OVERSEEN BY         HELD BY
      AND DOB           HELD WITH TRUST      TIME SERVED            FIVE YEARS          TRUSTEE            TRUSTEE
---------------------  -----------------  ------------------  ---------------------  ----------------  ----------------
Jay O. Light           Trustee            Since May 1996      Professor of
c/o GMO Trust                                                 Business                     41               *(2)
40 Rowes Wharf                                                Administration and
Boston, MA 02110                                              Senior Associate
DOB: 10/03/1941                                               Dean, Harvard
                                                              University.

Donald W. Glazer,      Trustee            Since December      Advisory Counsel,
Esq.                                      2000                Goodwin Procter              41               None
c/o GMO Trust                                                 LLP; Secretary and
40 Rowes Wharf                                                Consultant,
Boston, MA 02110                                              Provant, Inc.
DOB: 07/26/1944                                               (provider of
                                                              performance
                                                              improvement
                                                              training services
                                                              and products)(1998
                                                              - present);
                                                              Consultant -
                                                              Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN
                                                                     PRINCIPAL            FUND              OTHER
                                          TERM OF OFFICE(1)        OCCUPATION(S)         COMPLEX        DIRECTORSHIPS
   NAME, ADDRESS,         POSITION(S)       AND LENGTH OF           DURING PAST        OVERSEEN BY         HELD BY
      AND DOB           HELD WITH TRUST      TIME SERVED            FIVE YEARS          TRUSTEE            TRUSTEE
---------------------  -----------------  ------------------  ---------------------  ----------------  ----------------
R. Jeremy              Chairman of the    Since September     Chairman, Grantham,
Grantham(3)            Board of           1985. President     Mayo, Van Otterloo           41               None
c/o GMO Trust          Trustees           from February       & Co. LLC
40 Rowes Wharf                            2002 - October
Boston, MA 02110                          2002; President
DOB:  10/06/1938                          Quantitative
                                          from September
                                          1985 - February
                                          2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                            TERM OF OFFICE(4)
     NAME, ADDRESS, AND           POSITION(S) HELD           AND LENGTH OF                  PRINCIPAL OCCUPATION(S)
            DOB                      WITH TRUST               TIME SERVED                   DURING PAST FIVE YEARS
----------------------------  ------------------------  ----------------------------  ------------------------------------
Scott Eston                   President and Chief       President and Chief           Chief Financial Officer
c/o GMO Trust                 Executive Officer         Executive Officer since       (1997-present), Chief Operating
40 Rowes Wharf                                          October 2002; Vice            Officer (2000 - present) and
Boston, MA 02110                                        President from August 1998    Member, Grantham, Mayo, Van
DOB:  01/20/1956                                        - October 2002.               Otterloo & Co. LLC.

Susan Randall Harbert         Chief Financial           Chief Financial Officer       Member, Grantham, Mayo, Van Otterloo
c/o GMO Trust                 Officer and Treasurer     since February 2000;          & Co. LLC.
40 Rowes Wharf                                          Treasurer since February
Boston, MA 02110                                        1998.
DOB:  04/25/1957

Brent Arvidson                Assistant Treasurer       Since September 1998.         Senior Fund Administrator, Grantham,
c/o GMO Trust                                                                         Mayo, Van Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.        Vice President and        Vice President since          General Counsel, Anti-Money
c/o GMO Trust                 Clerk                     February 1997; Clerk since    Laundering Reporting Officer (July
40 Rowes Wharf                                          March 2001 - present and      2002 - February 2003) and Member,
Boston, MA 02110                                        May 1999 -August 1999.        Grantham, Mayo, Van Otterloo & Co.
DOB:  07/20/1965                                                                      LLC.

Elaine M. Hartnett, Esq.      Vice President and        Vice President since          Associate General Counsel, Grantham,
c/o GMO Trust                 Secretary                 August 1999; Secretary        Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf                                          since March 2001.             (June 1999 - present);
Boston, MA 02110                                                                      Associate/Junior Partner, Hale and
DOB:  02/18/1945                                                                      Dorr LLP (1991 - 1999).

Julie Perniola                Vice President and        Since February 2003.          Anti-Money Laundering Reporting
c/o GMO Trust                 Anti-Money Laundering                                   Officer (February 2003 - present)
40 Rowes Wharf                Compliance Officer                                      and Compliance Officer, Grantham,
Boston, MA 02110                                                                      Mayo, Van Otterloo & Co. LLC.
DOB:  10/07/1970

William L. Nemerever          Vice President            Vice President since          Member, Grantham, Mayo, Van Otterloo
c/o GMO Trust                                           February 2004.                & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the Asset Allocation Team within the Quantitative Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO International Equity Allocation Fund returned +60.4% for the fiscal year ended February 29, 2004, as compared to +55.2% for the MSCI ACWI (All Country World Index) ex-U.S. Index. Consistent with the Fund's investment objectives and policies, during the fiscal year the Fund was fully exposed to international equity and fixed income securities through its investment in underlying GMO mutual funds.

Implementation was a slight negative, as the underlying GMO mutual funds underperformed their respective benchmarks by approximately 0.5%.

Asset allocation added nearly 5%. The Fund's overweight to international small caps (the S&P/Citigroup EMI World ex-US Index rose 70.6%) and emerging equities (the MSCI Emerging Markets Index rose 74.3%) drove the outperformance.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

INT'L. EQUITY ALLOCATION FUND-III
As Of: 2/29/2004

                         GMO INTERNATIONAL EQUITY ALLOCATION FUND      MSCI ALL COUNTRY WORLD EX-U.S. INDEX
        10/11/1996                     4,991,500                                     5,000,000
        12/31/1996                     5,125,400                                     5,093,435
         3/31/1997                     5,185,875                                     5,080,885
         6/30/1997                     5,634,410                                     5,740,380
         9/30/1997                     5,779,240                                     5,687,620
        12/31/1997                     5,214,560                                     5,197,495
         3/31/1998                     5,924,135                                     5,907,440
         6/30/1998                     5,500,590                                     5,819,885
         9/30/1998                     4,625,220                                     4,940,055
        12/31/1998                     5,318,310                                     5,948,925
         3/31/1999                     5,367,670                                     6,089,995
         6/30/1999                     6,163,565                                     6,374,275
         9/30/1999                     6,149,975                                     6,590,685
        12/31/1999                     6,741,890                                     7,787,480
         3/31/2000                     6,588,375                                     7,848,495
         6/30/2000                     6,524,410                                     7,528,325
         9/30/2000                     6,216,475                                     6,914,475
        12/31/2000                     6,302,085                                     6,612,730
         3/31/2001                     5,933,310                                     5,740,830
         6/30/2001                     6,196,720                                     5,723,635
         9/30/2001                     5,521,950                                     4,875,410
        12/31/2001                     5,940,995                                     5,308,250
         3/31/2002                     6,454,665                                     5,392,105
         6/30/2002                     6,549,290                                     5,240,330
         9/30/2002                     5,560,460                                     4,226,045
        12/31/2002                     5,917,025                                     4,514,785
         3/31/2003                     5,664,870                                     4,181,010
         6/30/2003                     6,869,550                                     4,999,540
         9/30/2003                     7,457,550                                     5,430,730
        12/31/2003                     8,787,210                                     6,358,185
         2/29/2004                     9,217,710                                     6,622,385

Average Annual Returns
Inception                             10/11/1996

         1YR                      5YR                10YR(ITD)
        59.86                    12.49                 8.63

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 17 bp on the purchase and 17 bp on the redemption. Transaction fees are retained by the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES /
  PAR VALUE ($)     DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                    MUTUAL FUNDS -- 100.0%

          619,837   GMO Emerging Countries Fund, Class III                             9,291,363
        2,836,530   GMO Emerging Markets Fund, Class VI                               44,703,717
        3,448,426   GMO International Growth Fund, Class III                          81,624,250
        4,110,786   GMO International Intrinsic Value Fund, Class IV                  99,933,198
        1,212,363   GMO International Small Companies Fund, Class III                 20,719,281
                                                                                   -------------

                    TOTAL MUTUAL FUNDS (COST $218,012,449)                           256,271,809
                                                                                   -------------

                    SHORT-TERM INVESTMENTS -- 0.0%

                    REPURCHASE AGREEMENTS -- 0.0%
           24,379   Citigroup Global Markets Repurchase Agreement, dated
                    2/27/04, due 3/01/04, with a maturity value of $24,380
                    and an effective yield of 0.65%, collateralized by a
                    U.S. Treasury Bill with a rate of 0.915%, maturity of
                    5/20/04 and a market value, including accrued interest
                    of $24,870.                                                           24,379
                                                                                   -------------

                    TOTAL SHORT-TERM INVESTMENTS (COST $24,379)                           24,379
                                                                                   -------------

                    TOTAL INVESTMENTS -- 100.0%
                    (Cost $218,036,828)                                              256,296,188

                    Other Assets and Liabilities (net) -- (0.0%)                         (19,418)
                                                                                   -------------

                    TOTAL NET ASSETS -- 100.0%                                     $ 256,276,770
                                                                                   =============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments in affiliated issuers, at value (cost $218,012,449) (Notes 2 and 8)       $   256,271,809
  Investments in unaffiliated issuers, at value (cost $24,379) (Note 2)                          24,379
  Receivable for expenses reimbursed by Manager (Note 3)                                         14,486
                                                                                        ---------------

     Total assets                                                                           256,310,674
                                                                                        ---------------

LIABILITIES:
  Payable to affiliate for (Note 3):
     Trustees fee                                                                                   404
  Accrued expenses                                                                               33,500
                                                                                        ---------------

     Total liabilities                                                                           33,904
                                                                                        ---------------
NET ASSETS                                                                              $   256,276,770
                                                                                        ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                       $   221,751,370
  Accumulated undistributed net investment income                                             2,486,926
  Accumulated net realized loss                                                              (6,220,886)
  Net unrealized appreciation                                                                38,259,360
                                                                                        ---------------
                                                                                        $   256,276,770
                                                                                        ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                      $   256,276,770
                                                                                        ===============

SHARES OUTSTANDING:
  Class III                                                                                  19,972,739
                                                                                        ===============

NET ASSET VALUE PER SHARE:
  Class III                                                                             $         12.83
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends from affiliated issuers (Note 8)                                            $     3,012,971
  Interest                                                                                        3,926
                                                                                        ---------------

       Total income                                                                           3,016,897
                                                                                        ---------------

EXPENSES:
  Custodian and transfer agent fees                                                              18,255
  Audit and tax fees                                                                             20,599
  Legal fees                                                                                      5,649
  Trustees fees and related expenses (Note 3)                                                     3,034
  Registration fees                                                                              17,276
  Miscellaneous                                                                                   3,623
                                                                                        ---------------
     Total expenses                                                                              68,436
  Fees and expenses reimbursed by Manager (Note 3)                                              (65,402)
                                                                                        ---------------
     Net expenses                                                                                 3,034
                                                                                        ---------------

       Net investment income                                                                  3,013,863
                                                                                        ---------------

REALIZED AND UNREALIZED GAIN:
  Net realized gain on:
     Investments in affiliated issuers                                                        3,886,950
     Realized gains distributions from affiliated issuers                                       466,578
                                                                                        ---------------

       Net realized gain on investments                                                       4,353,528
                                                                                        ---------------

  Change in net unrealized appreciation (depreciation) on investments                        47,887,803
                                                                                        ---------------

     Net realized and unrealized gain                                                        52,241,331
                                                                                        ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $    55,255,194
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  YEAR ENDED           YEAR ENDED
                                                                              FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                                                              -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                       $       3,013,863    $       3,692,870
  Net realized gain (loss)                                                            4,353,528           (2,005,020)
  Change in net unrealized appreciation (depreciation)                               47,887,803           (8,571,150)
                                                                              -----------------    -----------------

  Net increase (decrease) in net assets from operations                              55,255,194           (6,883,300)
                                                                              -----------------    -----------------

Distributions to shareholders from:
  Net investment income
     Class III                                                                       (3,178,417)          (3,111,365)
                                                                              -----------------    -----------------

  Net share transactions (Note 7):
     Class III                                                                      100,432,054           48,050,692
                                                                              -----------------    -----------------
  Increase in net assets resulting from net share transactions                      100,432,054           48,050,692
                                                                              -----------------    -----------------

     Total increase in net assets                                                   152,508,831           38,056,027

NET ASSETS:
  Beginning of period                                                               103,767,939           65,711,912
                                                                              -----------------    -----------------
  End of period (including accumulated undistributed net investment
    income of $2,486,926 and $2,507,690, respectively)                        $     256,276,770    $     103,767,939
                                                                              =================    =================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                         --------------------------------------------------------------------------
                                                             2004             2003             2002            2001         2000
                                                         -----------      -----------      -----------      ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                     $      8.23      $      9.02      $      9.67      $     9.87   $     8.28
                                                         -----------      -----------      -----------      ----------   ----------

Income from investment operations:
   Net investment income (a)+                                   0.25             0.36             0.25            0.16         0.22
   Net realized and unrealized gain (loss)                      4.60            (0.83)           (0.66)          (0.06)        1.73
                                                         -----------      -----------      -----------      ----------   ----------

      Total from investment operations                          4.85            (0.47)           (0.41)           0.10         1.95
                                                         -----------      -----------      -----------      ----------   ----------

Less distributions to shareholders:
   From net investment income                                  (0.25)           (0.32)           (0.24)          (0.30)       (0.08)
   From net realized gains                                        --               --               --              --        (0.28)
                                                         -----------      -----------      -----------      ----------   ----------

      Total distributions                                      (0.25)           (0.32)           (0.24)          (0.30)       (0.36)
                                                         -----------      -----------      -----------      ----------   ----------
NET ASSET VALUE, END OF PERIOD                           $     12.83      $      8.23      $      9.02      $     9.67   $     9.87
                                                         ===========      ===========      ===========      ==========   ==========
TOTAL RETURN (b)                                               60.41%           (5.58)%          (4.26)%          0.87%       23.58%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                     $   256,277      $   103,768      $    65,712      $   72,975   $   76,047
   Net expenses to average daily net assets (c)                 0.00%(d)         0.00%(d)         0.00%(d)        0.00%        0.00%
   Net investment income to average daily net assets (a)        2.35%            4.11%            2.83%           1.62%        2.24%
   Portfolio turnover rate                                        43%              19%              50%             14%           8%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                  0.05%            0.05%            0.05%           0.05%        0.04%
   Purchase and redemption fees consisted of the
     following per share amounts:                        $      0.02               --               --              --           --

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 3.
(d)  Net expenses to average daily net assets was less than 0.01%.
+    Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO International Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" and makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the MSCI ACWI (All Country World Index) ex-U.S. Index through investment to varying extents in shares of underlying international equity and fixed income funds of the Trust. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Shares of underlying funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements of the underlying funds.

     Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign equity securities held by certain underlying funds in which the Fund invests be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for the open repurchase agreement at February 29, 2004.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid for ordinary income were $3,178,417 and $3,111,365, respectively.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $2,486,926 of undistributed ordinary income. The temporary differences between book and tax basis distributable earnings are primarily due to wash sale transactions.

     At February 29, 2004, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $180,039, $3,610,151, $1,731,139 and $114,118 expiring in 2008, 2010,
     2011, and 2012, respectively.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to differing treatments for redemption in-kind transactions. Net gains resulting from redemption in-kind transactions were $474,207. The financial highlights exclude these adjustments.

         ACCUMULATED                     ACCUMULATED
      UNDISTRIBUTED NET                      NET
      INVESTMENT INCOME                 REALIZED GAIN                 PAID-IN CAPITAL
      -----------------                 -------------                 ---------------
          $ 143,790                      $ (617,999)                     $ 474,209

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value of the securities received. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     Effective June 30, 2003, the Fund began to charge purchase and redemption fees on Fund shares. The Fund's purchase premium and redemption fee is approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2003. The level of purchase premium and redemption fee for the Fund will be adjusted

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     approximately annually to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). The premiums on cash purchases and fees on redemption of Fund shares is 0.17% of the amount invested or redeemed. The redemption fee is only applicable to shares purchased on or after June 30, 2003. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the year ended February 29, 2004, the Fund received $235,443 in purchase premiums and $11,136 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risk associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge an advisory fee or shareholder service fee, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund for its total annual operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and expenses indirectly incurred by investments in the underlying funds).

     The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 29, 2004, shareholder service fees incurred indirectly by the Fund were .125% of the Fund's average daily net assets, indirect operating expenses (excluding shareholder service fees and investment-related expenses) were .650% of the Fund's average daily net assets, and indirect investment-related

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .001% of the Fund's average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $2,069. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $158,031,828 and $57,290,277, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                       GROSS UNREALIZED     GROSS UNREALIZED      NET UNREALIZED
 AGGREGATE COST          APPRECIATION         DEPRECIATION         APPRECIATION
 --------------        ----------------     ----------------      --------------
 $ 218,622,267          $ 37,673,921             $ --              $ 37,673,921

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            YEAR ENDED                            YEAR ENDED
                                                         FEBRUARY 29, 2004                     FEBRUARY 28, 2003
                                                ----------------------------------    ----------------------------------
     CLASS III:                                     SHARES             AMOUNT              SHARES            AMOUNT
                                                ---------------    ---------------    ---------------    ---------------
     Shares sold                                     13,178,662    $   151,232,216          5,969,247    $    53,418,077
     Shares issued to shareholders
           in reinvestment of distributions             338,923          2,899,314            314,940          2,836,415
     Shares repurchased                              (6,155,689)       (53,699,476)          (959,472)        (8,203,800)
                                                ---------------    ---------------    ---------------    ---------------
     Net increase                                     7,361,896    $   100,432,054          5,324,715    $    48,050,692
                                                ===============    ===============    ===============    ===============

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the year ended February 29, 2004, is set forth below:

                                            VALUE,
                                         BEGINNING OF                          SALES         DIVIDEND        VALUE, END
     AFFILIATE                              PERIOD         PURCHASES         PROCEEDS         INCOME          OF PERIOD
     --------------------------------------------------------------------------------------------------------------------
     GMO Emerging Countries
     Fund, Class III                   $    7,939,351   $      475,489   $    3,157,525   $      136,834   $    9,291,363

     GMO Emerging Country Debt
     Fund, Class III                        4,301,534               --        4,357,479               --               --

     GMO Emerging Markets
     Fund, Class III                       13,969,773        8,014,764       25,460,508           81,764               --

     GMO Emerging Markets
     Fund, Class VI                                --       40,197,848        3,918,783          429,357       44,703,717

     GMO International Growth
     Fund, Class III                       26,005,305       59,434,293       15,263,281          537,871       81,624,250

     GMO International Intrinsic
     Value Fund, Class III                 42,638,491       12,508,595       61,945,060          233,595               --

     GMO International Intrinsic
     Value Fund, Class IV                          --       93,805,137        5,298,783        1,414,870       99,933,198

     GMO International Small
     Companies Fund, Class III              8,901,034        9,931,775        4,224,914          178,680       20,719,281
                                       --------------   --------------   --------------   --------------   --------------

     Totals                            $  103,755,488   $  224,367,901   $  123,626,333   $    3,012,971   $  256,271,809
                                       ==============   ==============   ==============   ==============   ==============

     REPORT OF INDEPENDENT AUDITORS

     TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
     GMO INTERNATIONAL EQUITY ALLOCATION FUND

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Equity Allocation Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


     PricewaterhouseCoopers LLP
     Boston, Massachusetts
     April 22, 2004

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions to shareholders included:
     For taxable, non-corporate shareholders, 21.10% of the Fund's income represents qualified dividend income subject to the 15% rate category.

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                                               PRINCIPAL               FUND              OTHER
                                                  TERM OF OFFICE(1)           OCCUPATION(S)            COMPLEX        DIRECTORSHIPS
    NAME, ADDRESS,            POSITION(S)            AND LENGTH               DURING PAST           OVERSEEN BY         HELD BY
      AND DOB               HELD WITH TRUST        OF TIME SERVED             FIVE YEARS              TRUSTEE           TRUSTEE
-----------------------   -------------------  ----------------------   ------------------------  ----------------  ----------------
Jay O. Light              Trustee              Since May 1996           Professor of Business
c/o GMO Trust                                                           Administration and              41                *(2)
40 Rowes Wharf                                                          Senior Associate Dean,
Boston, MA 02110                                                        Harvard University.
DOB: 10/03/1941

Donald W. Glazer, Esq.    Trustee              Since December 2000      Advisory Counsel,
c/o GMO Trust                                                           Goodwin Procter LLP;            41                None
40 Rowes Wharf                                                          Secretary and
Boston, MA 02110                                                        Consultant, Provant,
DOB:  07/26/1944                                                        Inc. (provider of
                                                                        performance
                                                                        improvement training
                                                                        services and
                                                                        products)(1998 -
                                                                        present); Consultant -
                                                                        Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                               PRINCIPAL               FUND              OTHER
                                                  TERM OF OFFICE(1)          OCCUPATION(S)           COMPLEX         DIRECTORSHIPS
    NAME, ADDRESS,           POSITION(S)             AND LENGTH               DURING PAST          OVERSEEN BY          HELD BY
       AND DOB             HELD WITH TRUST         OF TIME SERVED             FIVE YEARS             TRUSTEE            TRUSTEE
----------------------    -------------------  ----------------------   ------------------------  --------------    ----------------
R. Jeremy Grantham(3)     Chairman of the      Since September 1985.    Chairman, Grantham,
c/o GMO Trust             Board of Trustees    President from           Mayo, Van Otterloo &            41               None
40 Rowes Wharf                                 February 2002 -          Co. LLC
Boston, MA 02110                               October 2002;
DOB:  10/06/1938                               President
                                               Quantitative from
                                               September 1985 -
                                               February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                                    TERM OF OFFICE(4)
      NAME, ADDRESS, AND             POSITION(S) HELD                 AND LENGTH OF                   PRINCIPAL OCCUPATION(S)
             DOB                        WITH TRUST                     TIME SERVED                    DURING PAST FIVE YEARS
-------------------------------  -------------------------    -----------------------------   --------------------------------------
Scott Eston                      President and Chief          President and Chief             Chief Financial Officer
c/o GMO Trust                    Executive Officer            Executive Officer since         (1997-present), Chief Operating
40 Rowes Wharf                                                October 2002; Vice              Officer (2000 - present) and Member,
Boston, MA 02110                                              President from August 1998      Grantham, Mayo, Van Otterloo & Co.
DOB:  01/20/1956                                              - October 2002.                 LLC.

Susan Randall Harbert            Chief Financial Officer      Chief Financial Officer         Member, Grantham, Mayo, Van Otterloo
c/o GMO Trust                    and Treasurer                since February 2000;            & Co. LLC.
40 Rowes Wharf                                                Treasurer since February
Boston, MA 02110                                              1998.
DOB:  04/25/1957

Brent Arvidson                   Assistant Treasurer          Since September 1998.           Senior Fund Administrator, Grantham,
c/o GMO Trust                                                                                 Mayo, Van Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.           Vice President and           Vice President since            General Counsel, Anti-Money
c/o GMO Trust                    Clerk                        February 1997; Clerk since      Laundering Reporting Officer (July
40 Rowes Wharf                                                March 2001 - present and        2002 - February 2003) and Member,
Boston, MA 02110                                              May 1999 - August 1999.         Grantham, Mayo, Van Otterloo & Co.
DOB:  07/20/1965                                                                              LLC.

Elaine M. Hartnett, Esq.         Vice President and           Vice President since August     Associate General Counsel, Grantham,
c/o GMO Trust                    Secretary                    1999; Secretary since March     Mayo, Van Otterloo & Co. LLC (June
40 Rowes Wharf                                                2001.                           1999 - present);  Associate/Junior
Boston, MA 02110                                                                              Partner, Hale and Dorr LLP (1991 -
DOB:  02/18/1945                                                                              1999).

Julie Perniola                   Vice President and           Since February 2003.            Anti-Money Laundering Reporting
c/o GMO Trust                    Anti-Money Laundering                                        Officer (February 2003 - present) and
40 Rowes Wharf                   Compliance Officer                                           Compliance Officer, Grantham, Mayo,
Boston, MA 02110                                                                              Van Otterloo & Co. LLC.
DOB:  10/07/1970

William L. Nemerever             Vice President               Vice President since            Member, Grantham, Mayo, Van Otterloo
c/o GMO Trust                                                 February 2004.                  & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(FORMERLY GMO WORLD BALANCED ALLOCATION FUND)
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the Asset Allocation Team within the Quantitative Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Global Balanced Asset Allocation Fund returned +35.5% for the fiscal year ended February 29, 2004, as compared to +28.2% for the Fund's benchmark, the GMO Global Balanced Index (48.75% S&P 500 / 16.25% MSCI ACWI [All Country World Index] ex-U.S. Index / 35% Lehman Brothers U.S. Aggregate Bond). Consistent with the Fund's investment objectives and policies, during the fiscal year the Fund was fully exposed to global equity and fixed income securities through its investment in underlying GMO mutual funds.

Implementation was positive, as the underlying GMO mutual funds outperformed their respective benchmarks by approximately 1.8%.

Asset allocation added nearly 5.6%. The Fund's overweight to international small caps (the S&P/Citigroup EMI World ex-US Index rose 70.6%), emerging equities (the MSCI Emerging Markets Index rose 74.3%), and U.S. small value (the Russell 2500 Value Index rose 61.4%) drove the outperformance.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

GLOBAL BALANCED ASSET ALLOCATION FUND BLND/MF
As Of: 2/29/2004

                       GMO GLOBAL BALANCED    GMO GLOBAL BALANCED ASSET      GMO GLOBAL BALANCED          50% S&P 500 / 50% LEHMAN
                      ASSET ALLOCATION FUND       ALLOCATION INDEX*       ASSET ALLOCATION INDEX +**          U.S. AGGREGATE
     6/28/1996              4,993,500                 5,000,000                   5,000,000               5,000,000
     9/30/1996              4,968,535                 5,106,730                   5,052,550               5,125,875
    12/31/1996              5,231,355                 5,381,605                   5,266,550               5,416,900
     3/31/1997              5,308,440                 5,442,475                   5,319,335               5,476,705
     6/30/1997              5,837,740                 6,085,000                   6,115,465               6,047,720
     9/30/1997              6,174,675                 6,371,715                   6,260,480               6,378,565
    12/31/1997              5,766,640                 6,437,180                   6,056,265               6,567,330
     3/31/1998              6,452,020                 7,047,980                   6,895,180               7,070,935
     6/30/1998              6,103,420                 7,202,905                   6,950,770               7,271,830
     9/30/1998              5,182,855                 6,787,955                   6,097,840               7,072,725
    12/31/1998              5,924,190                 7,707,190                   7,386,570               7,814,905
     3/31/1999              5,964,535                 7,911,070                   7,678,605               7,989,850
     6/30/1999              6,805,085                 8,218,525                   8,112,015               8,235,090
     9/30/1999              6,600,585                 8,029,655                   7,982,175               8,003,175
    12/31/1999              7,313,105                 8,833,175                   9,367,390               8,580,755
     3/31/2000              7,375,745                 9,021,555                   9,476,740               8,784,535
     6/30/2000              7,266,125                 8,899,785                   9,115,595               8,743,470
     9/30/2000              7,210,485                 8,834,800                   8,621,850               8,838,225
    12/31/2000              7,267,455                 8,561,520                   8,061,925               8,672,775
     3/31/2001              6,941,925                 7,965,210                   7,055,825               8,281,855
     6/30/2001              7,326,915                 8,208,510                   7,246,580               8,552,250
     9/30/2001              6,603,585                 7,534,705                   6,177,760               8,096,095
    12/31/2001              7,156,720                 8,034,905                   6,755,510               8,527,865
     3/31/2002              7,752,405                 8,074,100                   6,810,820               8,548,205
     6/30/2002              7,679,125                 7,599,525                   6,192,605               8,114,505
     9/30/2002              7,128,115                 6,817,355                   5,555,245               7,572,095
    12/31/2002              7,382,155                 7,220,980                   5,884,145               7,964,550
     3/31/2003              7,221,090                 7,056,940                   5,750,475               7,894,130
     6/30/2003              8,251,875                 7,864,310                   6,408,380               8,592,185
     9/30/2003              8,621,630                 8,073,090                   6,578,510               8,703,330
    12/31/2003              9,483,375                 8,776,275                   7,151,515               9,239,090
     2/29/2004              9,846,950                 9,032,965                   7,360,685               9,476,980

Average Annual Returns
Inception                         6/28/1996

 1YR                 5YR                   10YR(ITD)
35.18               11.41                    9.23

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 13 bp on the purchase and 13 bp on the redemption. Transaction fees are retained by the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

* The GMO Global Balanced Asset Allocation Index is a composite benchmark computed by GMO and comprised 48.75% S&P 500, 16.25% by MSCI AC World ex-U.S. and 35% Lehman Brothers U.S. Aggregate Bond Index.

** GMO Global Balanced Asset Allocation Index +: MSCI ACWI (All Country World Index) prior to 7/02 and GMO Global Balanced Index therefter.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES       DESCRIPTION                                                   VALUE ($)
------------------------------------------------------------------------------------------
                  MUTUAL FUNDS -- 100.0%

      4,486,295   GMO Core Plus Bond Fund, Class III                            46,657,470
      2,446,685   GMO Currency Hedged International Bond Fund, Class III        22,411,638
      2,693,398   GMO Currency Hedged International Equity Fund, Class III      19,742,605
      4,809,857   GMO Domestic Bond Fund, Class III                             48,435,265
        601,274   GMO Emerging Countries Fund, Class III                         9,013,093
        700,333   GMO Emerging Country Debt Fund, Class IV                       7,360,504
      2,070,937   GMO Emerging Markets Fund, Class VI                           32,637,970
      1,281,845   GMO Global Hedged Equity Fund, Class III                      12,805,633
      1,235,554   GMO Inflation Indexed Bond Fund, Class III                    14,851,360
        793,614   GMO International Bond Fund, Class III                         8,237,711
      1,105,815   GMO International Growth Fund, Class III                      26,174,638
      1,413,454   GMO International Intrinsic Value Fund, Class IV              34,361,076
      1,798,288   GMO International Small Companies Fund, Class III             30,732,747
      1,064,966   GMO Real Estate Fund, Class III                               15,601,759
        355,250   GMO Short-Duration Investment Fund, Class III                  3,108,433
        673,970   GMO Small Cap Value Fund, Class III                           10,453,279
      6,265,770   GMO U.S. Core Fund, Class VI                                  84,713,205
      1,275,000   GMO U.S. Quality Equity Fund, Class IV                        25,410,750
        119,660   GMO Value Fund, Class III                                      1,110,443
                                                                             -------------

                  TOTAL MUTUAL FUNDS (COST $384,986,398)                       453,819,579
                                                                             -------------

               See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  PAR VALUE ($)     DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                    SHORT-TERM INVESTMENTS -- 0.0%

                    REPURCHASE AGREEMENTS -- 0.0%
           10,115   Citigroup Global Markets Repurchase Agreement, dated 2/27/04, due
                    3/01/04, with a maturity value of $10,115 and an effective yield of
                    0.65%, collateralized by a U.S. Treasury Bill with a rate of 0.915%,
                    maturity date of 5/20/04 and a market value of $10,319.                           10,115
                                                                                              --------------

                    TOTAL SHORT-TERM INVESTMENTS (COST $10,115)                                       10,115
                                                                                              --------------

                    TOTAL INVESTMENTS -- 100.0%
                    (Cost $384,996,513)                                                          453,829,694

                    Other Assets and Liabilities (net) -- (0.0%)                                     (22,561)
                                                                                              --------------

                    TOTAL NET ASSETS -- 100.0%                                                $  453,807,133
                                                                                              ==============

               See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments in unaffiliated issuers, at value (cost $10,115) (Note 2)                 $        10,115
  Investments in affiliated issuers, at value (cost $384,986,398) (Notes 2 and 8)           453,819,579
  Receivable for investments sold                                                               145,000
  Receivable for Fund shares sold                                                             1,821,023
  Receivable for expenses reimbursed by Manager (Note 3)                                         22,691
                                                                                        ---------------

     Total assets                                                                           455,818,408
                                                                                        ---------------

LIABILITIES:
  Payable for investments purchased                                                               5,093
  Payable for Fund shares repurchased                                                         1,963,219
  Payable to affiliate for (Note 3):
     Trustees fee                                                                                   784
  Accrued expenses                                                                               42,179
                                                                                        ---------------

     Total liabilities                                                                        2,011,275
                                                                                        ---------------
NET ASSETS                                                                              $   453,807,133
                                                                                        ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                       $   379,006,188
  Accumulated undistributed net investment income                                             2,377,363
  Accumulated net realized gain                                                               3,590,401
  Net unrealized appreciation                                                                68,833,181
                                                                                        ---------------
                                                                                        $   453,807,133
                                                                                        ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                      $   453,807,133
                                                                                        ===============

SHARES OUTSTANDING:
  Class III                                                                                  42,248,648
                                                                                        ===============

NET ASSET VALUE PER SHARE:
  Class III                                                                             $         10.74
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends from affiliated issuers (Note 8)                                            $     7,320,118
  Interest                                                                                        5,689
                                                                                        ---------------

       Total income                                                                           7,325,807
                                                                                        ---------------
EXPENSES:
  Custodian and transfer agent fees                                                              44,926
  Audit and tax fees                                                                             26,520
  Legal fees                                                                                     17,053
  Trustees fees and related expenses (Note 3)                                                     7,320
  Registration fees                                                                              19,640
  Miscellaneous                                                                                   5,682
                                                                                        ---------------
     Total expenses                                                                             121,141
  Fees and expenses reimbursed by Manager (Note 3)                                             (113,821)
                                                                                        ---------------

     Net expenses                                                                                 7,320
                                                                                        ---------------

       Net investment income                                                                  7,318,487
                                                                                        ---------------

REALIZED AND UNREALIZED GAIN:
  Net realized gain on:
     Investments in affiliated issuers                                                        6,369,811
     Realized gains distributions from affiliated issuers                                     3,658,520
                                                                                        ---------------

       Net realized gain on investments                                                      10,028,331
                                                                                        ---------------

       Change in net unrealized appreciation (depreciation) on investments                   87,757,076
                                                                                        ---------------

     Net realized and unrealized gain                                                        97,785,407
                                                                                        ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $   105,103,894
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 YEAR ENDED           YEAR ENDED
                                                                              FEBRUARY 29, 2004    FEBRUARY 28, 2003
                                                                              -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                       $       7,318,487    $       4,010,954
  Net realized gain                                                                  10,028,331            2,581,470
  Change in net unrealized appreciation (depreciation)                               87,757,076          (13,162,505)
                                                                              -----------------    -----------------
  Net increase (decrease) in net assets from operations                             105,103,894           (6,570,081)
                                                                              -----------------    -----------------

Distributions to shareholders from:
  Net investment income
     Class III                                                                       (9,122,583)          (4,040,341)
  Net realized gains
     Class III                                                                         (832,307)                  --
                                                                              -----------------    -----------------

                                                                                     (9,954,890)          (4,040,341)
                                                                              -----------------    -----------------
  Net share transactions (Note 7):
     Class III                                                                       54,513,490          307,437,159
                                                                              -----------------    -----------------
  Increase in net assets resulting from net share transactions                       54,513,490          307,437,159
                                                                              -----------------    -----------------

     Total increase in net assets                                                   149,662,494          296,826,737

NET ASSETS:
  Beginning of period                                                               304,144,639            7,317,902
                                                                              -----------------    -----------------
  End of period (including accumulated undistributed
    net investment income of $2,377,363 and
    $1,569,088, respectively)                                                 $     453,807,133    $     304,144,639
                                                                              =================    =================

               See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   YEAR ENDED FEBRUARY 28/29,
                                                         --------------------------------------------------------------------------
                                                             2004             2003             2002            2001         2000
                                                         -----------      -----------      -----------      ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                     $      8.13      $      8.64      $      8.99      $     8.96   $     8.52
                                                         -----------      -----------      -----------      ----------   ----------

Income from investment operations:
  Net investment income (a)                                     0.18             0.20             0.23            0.21         0.20+
  Net realized and unrealized gain (loss)                       2.68            (0.28)           (0.20)           0.18         1.69
                                                         -----------      -----------      -----------      ----------   ----------

     Total from investment operations                           2.86            (0.08)            0.03            0.39         1.89
                                                         -----------      -----------      -----------      ----------   ----------

Less distributions to shareholders:
  From net investment income                                   (0.23)           (0.43)           (0.38)          (0.36)          --
  From net realized gains                                      (0.02)              --               --              --        (1.45)
                                                         -----------      -----------      -----------      ----------   ----------

     Total distributions                                       (0.25)           (0.43)           (0.38)          (0.36)       (1.45)
                                                         -----------      -----------      -----------      ----------   ----------
NET ASSET VALUE, END OF PERIOD                           $     10.74      $      8.13      $      8.64      $     8.99   $     8.96
                                                         ===========      ===========      ===========      ==========   ==========
TOTAL RETURN (b)                                               35.53%           (1.06)%           0.49%           4.29%       22.45%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                      $   453,807      $   304,145      $     7,318      $   11,021   $   10,834
  Net expenses to average daily net assets (c)                  0.00%(d)         0.00%(d)         0.00%(d)        0.00%        0.00%
  Net investment income to average daily net assets (a)         2.19%            4.01%            2.66%           2.31%        2.24%
  Portfolio turnover rate                                         59%              61%              25%             12%          12%
  Fees and expenses reimbursed by the Manager to
    average daily net assets:                                   0.03%            0.05%            0.31%           0.20%        0.19%
  Purchase and redemption fees consisted of the
    following per share amounts:                         $      0.01               --               --              --           --

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
(d)  Net expenses to average daily net assets was less than 0.01%.
+    Computed using average shares outstanding throughout the period.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Global Balanced Asset Allocation Fund (the "Fund") (formerly GMO World Balanced Allocation Fund) is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     In August 2002, substantially all of the shareholders of GMO Global Balanced Allocation Fund ("GBAL") exchanged their shares for a total of 17,040,209 shares of the Fund valued at $146,529,743, and these amounts are included in "shares sold" in Note 7. The exchange transaction included an in-kind redemption from GBAL followed by a purchase in-kind of Fund shares. For U.S. federal income tax purposes, this transaction is considered a tax-free reorganization of the Fund.

     The Fund operates as a "fund-of-funds" and makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the GMO Global Balanced Index through investment to varying extents in the underlying funds. The GMO Global Balanced Index is a composite benchmark computed by GMO consisting of (i) the S&P 500 Index (a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation); (ii) the MSCI ACWI ex-U.S. Index (an international (excluding U.S. and including emerging) equity index, independently maintained and published by Morgan Stanley Capital International): (iii) the Lehman Brothers U.S. Aggregate Bond Index (an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year, rated investment grade or higher by Moody's Investors Service, Standard & Poor's or Fitch IBCA, Inc.) in the following proportions: 48.75% (S&P 500), 16.25% (MSCI ACWI), and 35% (Lehman Brothers). The GMO Global Balanced Index reflects investment of all applicable dividends, capital gains, and interest. The Fund pursues its objective by investing in the least expensive class of underlying domestic equity, international equity, and fixed income funds of the Trust that is currently operational. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     PORTFOLIO VALUATION

     Shares of underlying funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements of the underlying funds. At February 29, 2004, the total value of the securities represented 5.7% of net assets.

     Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign equity securities held by certain underlying funds in which the Fund invests be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

     REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for the open repurchase agreement as of February 29, 2004.

     TAXES AND DISTRIBUTIONS

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and February 28, 2003, the tax basis of distributions paid from income were $9,145,803 and $4,040,341, respectively. As of February 29, 2004 and February 28, 2003, the tax basis distributions from capital long term gains were $809,087 and $0, respectively.

     As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $6,283,647 of undistributed ordinary income. The temporary differences between book and tax distributable earnings are primarily due to losses on wash sale transactions.

     At February 29, 2004, the Fund had a capital loss carryforward to offset future capital gains, if any, to the extent permitted by the Code of $2,552 and $1,276 expiring in 2008 and 2010, respectively.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

              ACCUMULATED                  ACCUMULATED
           UNDISTRIBUTED NET                   NET
           INVESTMENT INCOME              REALIZED GAIN              PAID-IN CAPITAL
           -----------------              -------------              ---------------
             $ 2,612,371                  $ (2,612,370)                   $ (1)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 3.)

     PURCHASES AND REDEMPTIONS OF FUND SHARES

     Effective June 30, 2003, the Fund began to charge purchase and redemption fees on Fund shares. The Fund's purchase premium and redemption fee is approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2003. The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). The premiums on cash purchases and fees on redemptions of Fund shares is 0.13% of the amount invested or redeemed. The redemption fee is only applicable to shares purchased on or after June 30, 2003. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the year ended February 29, 2004, the Fund received $240,006 and $0 in purchase premiums and redemption fees, respectively. There is no premium for reinvested distributions.

     INVESTMENT RISK

     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risk associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge an advisory fee or shareholder service fee, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund for its total annual operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes, and expenses indirectly incurred by investments in the underlying funds).

     The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 29, 2004, shareholder service fees incurred indirectly by the Fund were .119% of the Fund's average daily net assets, indirect operating expenses (excluding shareholder service fees and investment-related expenses) were .418% of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .011% of the Fund's average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $5,037. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $254,926,002 and $199,352,013, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                                              GROSS
                                 GROSS UNREALIZED           UNREALIZED             NET UNREALIZED
        AGGREGATE COST             APPRECIATION            DEPRECIATION             APPRECIATION
        --------------           ----------------         -------------            --------------
        $ 385,308,568             $ 68,900,304             $ (379,178)              $ 68,521,126

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDER

     At February 29, 2004, 21.0% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund. At February 29, 2004, .07% of the Fund was held by five related parties.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            YEAR ENDED                            YEAR ENDED
                                                         FEBRUARY 29, 2004                     FEBRUARY 28, 2003
                                                ----------------------------------    ----------------------------------
     CLASS III:                                      SHARES             AMOUNT             SHARES             AMOUNT
                                                ---------------    ---------------    ---------------    ---------------
     Shares sold                                     22,027,764    $   209,148,516         37,840,597    $   318,274,774*
     Shares issued to shareholders
        in reinvestment of distributions                920,581          9,063,874            443,693          3,651,607
     Shares repurchased                             (18,122,281)      (163,698,900)        (1,708,667)       (14,489,222)
                                                ---------------    ---------------    ---------------    ---------------
     Net increase                                     4,826,064    $    54,513,490         36,575,623    $   307,437,159
                                                ===============    ===============    ===============    ===============

     * Includes a tax-free contribution of securities in-kind, which had a market value of $146,529,743, including unrealized losses of $5,545,507, on the date of contribution.

8.   INVESTMENT IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the year ended February 29, 2004, is set forth below:

                                                 VALUE,
                                              BEGINNING OF                         SALES          DIVIDEND        VALUE, END
     AFFILIATE                                   PERIOD         PURCHASES         PROCEEDS         INCOME         OF PERIOD
     -------------------------------------------------------------------------------------------------------------------------
     GMO Core Plus Bond Fund,
     Class III                              $   19,054,904   $   36,472,371   $   10,821,743   $    1,056,405   $   46,657,470

     GMO Currency Hedged
     International Bond Fund, Class III         16,465,664       12,412,040        7,541,072          548,682       22,411,638

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                 VALUE,
                                              BEGINNING OF                         SALES            DIVIDEND       VALUE, END
     AFFILIATE                                   PERIOD         PURCHASES         PROCEEDS           INCOME        OF PERIOD
     -------------------------------------------------------------------------------------------------------------------------
     GMO Currency Hedged
     International Equity Fund,
     Class III                                  14,130,488        8,341,871        6,841,157               --       19,742,605
     GMO Domestic Bond Fund,
     Class III                                  29,827,229       32,776,256       15,266,438          717,636       48,435,265
     GMO Emerging Countries Fund,
     Class III                                   5,033,310          451,302          257,123          123,929        9,013,093
     GMO Emerging Country Debt Fund,
     Class IV                                   10,920,921        4,026,732        8,609,516          590,752        7,360,504
     GMO Emerging Markets Fund,
     Class IV                                   22,931,562        1,793,330       15,306,870               --               --
     GMO Emerging Markets Fund,
     Class VI                                           --        9,339,693          167,792          457,880       32,637,970
     GMO Global Hedged Equity Fund,
     Class III                                  12,054,545        5,665,785        5,311,454               --       12,805,633
     GMO Inflation Indexed Bond Fund,
     Class III                                  16,127,548       13,236,505       15,240,402          561,731       14,851,360
     GMO International Bond Fund,
     Class III                                   6,027,916        4,787,475        3,172,685          483,742        8,237,711
     GMO International Growth Fund,
     Class III                                  15,015,474       13,284,116        9,180,231          241,628       26,174,638
     GMO International Intrinsic Value
     Fund, Class IV                             20,286,189       16,306,845       13,187,680          784,584       34,361,076
     GMO International Small Companies
     Fund, Class III                            22,771,889        6,303,110       12,995,927          328,883       30,732,747
     GMO Real Estate Fund, Class III            10,636,290        6,171,121        5,146,830          306,127       15,601,759
     GMO Short-Duration
     Investment Fund, Class III                  3,040,470           43,194               --           43,194        3,108,433
     GMO Small Cap Value Fund, Class III        10,753,146          798,743        5,817,587          110,831       10,453,279
     GMO U.S. Core Fund, Class V                67,705,567        3,987,895       36,907,644          264,853               --
     GMO U.S. Core Fund, Class VI                       --       53,168,684       26,910,612          677,640       84,713,205
     GMO U.S. Quality Equity Fund,
     Class IV                                           --       25,500,000               --               --       25,410,750
     GMO Value Fund, Class III                   1,335,590           58,934          669,250           21,621        1,110,443

                                              ------------      -----------       ----------        ---------      -----------
     Totals                                 $  304,118,702   $  254,926,002   $  199,352,013   $    7,320,118   $  453,819,579
                                            ==============   ==============   ==============   ==============   ==============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO GLOBAL BALANCED ASSET ALLOCATION

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Global Balanced Asset Allocation Fund (the "Fund") (formerly World Balanced Allocation Fund, a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions to shareholders included:
     $23,220 from short-term capital gains,
     $809,087 from long-term capital gains, all of which was subject to the 20% rate gains category.

     For taxable, non-corporate shareholders, 28.51% of the Fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

     For corporate shareholders, 4.07% of the Fund's income and short-term capital gains qualified for the dividends-received deduction.

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                           PRINCIPAL                 FUND                OTHER
                                               TERM OF OFFICE(1)         OCCUPATION(S)             COMPLEX           DIRECTORSHIPS
    NAME, ADDRESS,           POSITION(S)         AND LENGTH OF            DURING PAST            OVERSEEN BY            HELD BY
       AND DOB             HELD WITH TRUST        TIME SERVED              FIVE YEARS              TRUSTEE              TRUSTEE
----------------------    -----------------    -----------------     ----------------------    ----------------    -----------------
Jay O. Light              Trustee              Since May 1996        Professor of Business
c/o GMO Trust                                                        Administration and               41                 *(2)
40 Rowes Wharf                                                       Senior Associate
Boston, MA 02110                                                     Dean, Harvard
DOB: 10/03/1941                                                      University.

Donald W. Glazer, Esq.    Trustee              Since December        Advisory Counsel,
c/o GMO Trust                                  2000                  Goodwin Procter LLP;             41                 None
40 Rowes Wharf                                                       Secretary and
Boston, MA 02110                                                     Consultant, Provant,
DOB:  07/26/1944                                                     Inc. (provider of
                                                                     performance improvement
                                                                     training services and
                                                                     products)(1998 -
                                                                     present); Consultant -
                                                                     Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                           PRINCIPAL                FUND                OTHER
                                                 TERM OF OFFICE(1)       OCCUPATION(S)             COMPLEX          DIRECTORSHIPS
    NAME, ADDRESS,           POSITION(S)           AND LENGTH OF       DURING PAST FIVE          OVERSEEN BY           HELD BY
       AND DOB             HELD WITH TRUST          TIME SERVED              YEARS                 TRUSTEE             TRUSTEE
----------------------    ------------------   --------------------  ---------------------     ----------------    ----------------
R. Jeremy Grantham(3)     Chairman of the      Since September       Chairman, Grantham,
c/o GMO Trust             Board of Trustees    1985. President       Mayo, Van Otterloo &             41                 None
40 Rowes Wharf                                 from February         Co. LLC
Boston, MA 02110                               2002 - October
DOB:  10/06/1938                               2002; President
                                               Quantitative
                                               from September
                                               1985 - February
                                               2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                               TERM OF OFFICE(4)
    NAME, ADDRESS, AND             POSITION(S) HELD              AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
           DOB                        WITH TRUST                  TIME SERVED                   DURING PAST FIVE YEARS
---------------------------    ------------------------  -----------------------------  ---------------------------------------
Scott Eston                    President and Chief       President and Chief            Chief Financial Officer
c/o GMO Trust                  Executive Officer         Executive Officer since        (1997-present), Chief Operating
40 Rowes Wharf                                           October 2002; Vice             Officer (2000 - present) and
Boston, MA 02110                                         President from August 1998     Member, Grantham, Mayo, Van
DOB:  01/20/1956                                         - October 2002.                Otterloo & Co. LLC.

Susan Randall Harbert          Chief Financial           Chief Financial Officer        Member, Grantham, Mayo, Van
c/o GMO Trust                  Officer and Treasurer     since February 2000;           Otterloo & Co. LLC.
40 Rowes Wharf                                           Treasurer since February
Boston, MA 02110                                         1998.
DOB:  04/25/1957

Brent Arvidson                 Assistant Treasurer       Since September 1998.          Senior Fund Administrator,
c/o GMO Trust                                                                           Grantham, Mayo, Van Otterloo & Co.
40 Rowes Wharf                                                                          LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.         Vice President and        Vice President since           General Counsel, Anti-Money
c/o GMO Trust                  Clerk                     February 1997; Clerk since     Laundering Reporting Officer (July
40 Rowes Wharf                                           March 2001 - present and       2002 - February 2003) and Member,
Boston, MA 02110                                         May 1999 - August 1999.        Grantham, Mayo, Van Otterloo & Co.
DOB:  07/20/1965                                                                        LLC.

Elaine M. Hartnett, Esq.       Vice President and        Vice President since           Associate General Counsel,
c/o GMO Trust                  Secretary                 August 1999; Secretary         Grantham, Mayo, Van Otterloo & Co.
40 Rowes Wharf                                           since March 2001.              LLC (June 1999 - present);
Boston, MA 02110                                                                        Associate/Junior Partner, Hale and
DOB:  02/18/1945                                                                        Dorr LLP (1991 - 1999).

Julie Perniola                 Vice President and        Since February 2003.           Anti-Money Laundering Reporting
c/o GMO Trust                  Anti-Money Laundering                                    Officer (February 2003 - present)
40 Rowes Wharf                 Compliance Officer                                       and Compliance Officer, Grantham,
Boston, MA 02110                                                                        Mayo, Van Otterloo & Co. LLC.
DOB:  10/07/1970

William L. Nemerever           Vice President            Vice President since           Member, Grantham, Mayo, Van
c/o GMO Trust                                            February 2004                  Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the Asset Allocation Team within the Quantitative Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The GMO Global (U.S.+) Equity Allocation Fund returned +49.6% for the fiscal year ended February 29, 2004, as compared to +42.6% for the Fund's benchmark the GMO Global Equity Index (75% S&P 500 / 25% MSCI ACWI [All Country World Index] ex-U.S. Index). Consistent with the Fund's investment objectives and policies, during the fiscal year the Fund was fully exposed to global equity and fixed income securities through its investment in underlying GMO mutual funds.

Implementation was a slight positive, as the underlying GMO mutual funds outperformed their respective benchmarks by approximately 0.4%.

Asset allocation added nearly 6.6%. The Fund's overweight to international small caps (the S&P/Citigroup EMI World ex-US Index rose 70.6%), emerging equities (the MSCI Emerging Markets Index rose 74.3%), and U.S. small value (the Russell 2500 Value Index rose 61.4%) drove the outperformance.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

GLOBAL (U.S.+) EQUITY ALLOCATION FUND-III
As Of: 2/29/2004

                GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND   GMO GLOBAL EQUITY INDEX*   S&P 500 INDEX
   11/26/1996                                  4,991,500                  5,000,000       5,000,000
   12/31/1996                                  5,026,440                  4,910,140       4,908,860
    3/31/1997                                  5,107,920                  5,009,135       5,040,440
    6/30/1997                                  5,713,945                  5,828,130       5,920,420
    9/30/1997                                  6,224,740                  6,140,530       6,363,860
   12/31/1997                                  6,026,660                  6,136,240       6,546,615
    3/31/1998                                  6,678,685                  6,988,155       7,459,820
    6/30/1998                                  6,465,405                  7,135,115       7,706,160
    9/30/1998                                  5,591,210                  6,335,420       6,939,620
   12/31/1998                                  6,386,250                  7,671,485       8,417,545
    3/31/1999                                  6,421,340                  8,004,585       8,836,940
    6/30/1999                                  7,200,320                  8,521,360       9,459,790
    9/30/1999                                  6,835,235                  8,190,440       8,869,080
   12/31/1999                                  7,617,655                  9,477,450      10,188,725
    3/31/2000                                  7,843,770                  9,663,570      10,422,345
    6/30/2000                                  7,703,425                  9,373,245      10,145,525
    9/30/2000                                  7,893,005                  9,111,760      10,047,245
   12/31/2000                                  7,902,980                  8,478,890       9,261,105
    3/31/2001                                  7,575,900                  7,445,775       8,163,160
    6/30/2001                                  8,026,740                  7,765,575       8,640,910
    9/30/2001                                  7,252,890                  6,624,540       7,372,580
   12/31/2001                                  7,844,625                  7,302,915       8,160,350
    3/31/2002                                  8,341,820                  7,347,980       8,182,855
    6/30/2002                                  8,065,600                  6,553,215       7,086,510
    9/30/2002                                  6,912,170                  5,386,955       5,862,250
   12/31/2002                                  7,355,535                  5,820,790       6,356,890
    3/31/2003                                  7,052,605                  5,575,170       6,156,630
    6/30/2003                                  8,377,925                  6,491,205       7,104,375
    9/30/2003                                  8,870,500                  6,758,945       7,292,325
   12/31/2003                                 10,167,365                  7,663,730       8,179,940
    2/29/2004                                 10,619,445                  7,930,510       8,446,245

Average Annual Returns
Inception                                    11/26/1996

        1YR                5YR                10YR(ITD)
        49.12              11.29               10.93

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 17 bp on the purchase and 17 bp on the redemption. Transaction fees are retained by the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

* The GMO Global Equity Index is a composite benchmark computed by GMO and comprised 75% by S&P 500 and 25% by MSCI AC World ex-U.S. Index.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

      SHARES         DESCRIPTION                                                      VALUE ($)
-----------------    -----------------------------------------------------------    --------------
                     PRIVATE INVESTMENT FUND -- 0.0%

              175    GMO SPV I, LLC *(a)                                                    2,102
                                                                                    -------------

                     TOTAL PRIVATE INVESTMENT FUND (COST $3,505)                            2,102
                                                                                    -------------

                     MUTUAL FUNDS -- 100.0%

          943,059    GMO Currency Hedged International Equity Fund, Class III           6,912,619
          266,213    GMO Emerging Countries Fund, Class III                             3,990,530
          494,655    GMO Emerging Country Debt Fund, Class IV                           5,198,822
        1,936,490    GMO Emerging Markets Fund, Class VI                               30,519,082
          295,278    GMO Global Hedged Equity Fund, Class III                           2,949,824
            6,427    GMO Growth Fund, Class III                                           122,313
          161,336    GMO Inflation Indexed Bond Fund, Class III                         1,939,255
          772,624    GMO International Growth Fund, Class III                          18,288,002
          929,448    GMO International Intrinsic Value Fund, Class IV                  22,594,881
        1,003,806    GMO International Small Companies Fund, Class III                 17,155,051
          683,132    GMO Real Estate Fund, Class III                                   10,007,887
           16,391    GMO Short-Duration Investment Fund, Class III                        143,423
          626,581    GMO Small Cap Value Fund, Class III                                9,718,278
        5,866,119    GMO U.S. Core Fund, Class VI                                      79,309,935
          640,000    GMO U.S. Quality Equity Fund, Class IV                            12,755,200
          136,064    GMO Value Fund, Class III                                          1,262,676
                                                                                    -------------

                     TOTAL MUTUAL FUNDS (COST $185,946,372)                           222,867,778
                                                                                    -------------

                      See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

  PAR VALUE ($)      DESCRIPTION                                                      VALUE ($)
-----------------    -----------------------------------------------------------    -------------
                     SHORT-TERM INVESTMENTS -- 0.0%

                     REPURCHASE AGREEMENTS -- 0.0%
            8,143    Citigroup Global Markets Repurchase Agreement, dated
                     2/27/04, due 3/01/04, with a maturity value of $8,144 and
                     an effective yield of .65%, collateralized by a U.S.
                     Treasury Bill with a rate of 0.915%, maturity date of
                     5/20/04, and a market value, including accrued
                     interest of $8,308.                                                    8,143
                                                                                    -------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $8,143)                             8,143
                                                                                    -------------

                     TOTAL INVESTMENTS -- 100.0%
                     (Cost $185,958,020)                                              222,878,023

                     Other Assets and Liabilities (net) -- (0.0%)                        (22,122)
                                                                                    -------------

                     TOTAL NET ASSETS -- 100.0%                                     $ 222,855,901
                                                                                    =============

                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                     *    Non-income producing security.
                     (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).

               See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments in affiliated issuers, at value (cost $185,949,877)(Notes 2 and 8)   $   222,869,880
  Investments in unaffiliated issuers, at value (cost $8,143) (Note 2)                       8,143
  Receivable for expenses reimbursed by Manager (Note 3)                                    12,223
                                                                                   ---------------

    Total assets                                                                       222,890,246
                                                                                   ---------------
LIABILITIES:
  Payable to affiliate for (Note 3):
    Trustees fee                                                                               392
  Accrued expenses                                                                          33,953
                                                                                   ---------------

    Total liabilities                                                                       34,345
                                                                                   ---------------
NET ASSETS                                                                         $   222,855,901
                                                                                   ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                  $   183,858,151
  Accumulated net realized gain                                                          2,077,747
  Net unrealized appreciation                                                           36,920,003
                                                                                   ---------------
                                                                                   $   222,855,901
                                                                                   ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                 $   222,855,901
                                                                                   ===============

SHARES OUTSTANDING:
  Class III                                                                             20,528,696
                                                                                   ===============

NET ASSET VALUE PER SHARE:
  Class III                                                                        $         10.86
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- YEAR ENDED FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends from affiliated issuers (Note 8)                                       $     2,993,560
  Interest                                                                                   1,573
                                                                                   ---------------

          Total income                                                                   2,995,133
                                                                                   ---------------

EXPENSES:
  Custodian and transfer agent fees                                                         22,151
  Audit and tax fees                                                                        20,274
  Legal fees                                                                                 6,028
  Trustees fees and related expenses (Note 3)                                                3,404
  Registration fees                                                                         17,809
  Miscellaneous                                                                              3,116
                                                                                   ---------------
    Total expenses                                                                          72,782
  Fees and expenses reimbursed by Manager (Note 3)                                         (69,378)
                                                                                   ---------------
    Net expenses                                                                             3,404
                                                                                   ---------------

          Net investment income                                                          2,991,729
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN:
  Net realized gain on:
    Investments in affiliated issuers                                                    6,815,173
    Realized gains distributions from affiliated issuers                                   730,922
                                                                                   ---------------
          Net realized gain on investments                                               7,546,095
                                                                                   ---------------

  Change in net unrealized appreciation (depreciation) on investments                   48,547,085
                                                                                   ---------------

    Net realized and unrealized gain                                                    56,093,180
                                                                                   ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    59,084,909
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED            YEAR ENDED
                                                               FEBRUARY 29, 2004     FEBRUARY 28, 2003
                                                               ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                        $        2,991,729   $        1,633,247
  Net realized gain (loss)                                              7,546,095              (43,226)
  Change in net unrealized appreciation (depreciation)                 48,547,085           (6,859,717)
                                                               ------------------   ------------------

  Net increase (decrease) in net assets from operations                59,084,909           (5,269,696)
                                                               ------------------   ------------------

Distributions to shareholders from:
  Net investment income
    Class III                                                          (3,981,084)          (1,700,368)
  Net realized gains
    Class III                                                          (2,513,352)                  --
                                                                       (6,494,436)          (1,700,368)
                                                               ------------------   ------------------
  Net share transactions (Note 7):
    Class III                                                          90,529,150           46,581,994
                                                               ------------------   ------------------
  Increase in net assets resulting from net share
    transactions                                                       90,529,150           46,581,994
                                                               ------------------   ------------------

  Total increase in net assets                                        143,119,623           39,611,930

NET ASSETS:
  Beginning of period                                                  79,736,278           40,124,348
                                                               ------------------   ------------------
  End of period (including accumulated undistributed net
   investment income of $0 and $526,755, respectively)         $      222,855,901   $       79,736,278
                                                               ==================   ==================

               See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            YEAR ENDED FEBRUARY 28/29,
                                                     ----------------------------------------------------------------------
                                                        2004           2003           2002           2001           2000
                                                     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     7.51     $     8.66     $     8.92     $     9.49     $     8.85
                                                     ----------     ----------     ----------     ----------     ----------

Income from investment operations:
  Net investment income (a)                                0.14           0.15           0.23           0.24           0.25
  Net realized and unrealized gain
    (loss)                                                 3.55          (1.07)         (0.14)          0.39           1.45
                                                     ----------     ----------     ----------     ----------     ----------

    Total from investment
      operations                                           3.69          (0.92)          0.09           0.63           1.70
                                                     ----------     ----------     ----------     ----------     ----------

Less distributions to shareholders:
  From net investment income                              (0.21)         (0.23)         (0.13)         (0.51)         (0.43)
  From net realized gains                                 (0.13)            --          (0.22)         (0.69)         (0.63)
                                                     ----------     ----------     ----------     ----------     ----------

    Total distributions                                   (0.34)         (0.23)         (0.35)         (1.20)         (1.06)
                                                     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                       $    10.86     $     7.51     $     8.66     $     8.92     $     9.49
                                                     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                          49.63%        (10.84)%         1.12%          6.57%         19.14%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $  222,856     $   79,736     $   40,124     $   42,776     $   36,669
  Net expenses to average daily
    net assets(c)                                          0.00%(d)       0.00%(d)       0.00%(d)       0.00%          0.00%
  Net investment income to average daily net
    assets (a)                                             1.99%          3.06%          2.73%          2.56%          2.63%
  Portfolio turnover rate                                    14%            30%            13%            19%            18%
  Fees and expenses reimbursed by the Manager to
    average daily net assets:                              0.05%          0.07%          0.07%          0.07%          0.09%
  Purchase and redemption fees consisted of the
    following per share amounts:                     $     0.01             --             --             --             --

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. (See Note 3.)
(d)  Net expenses to average daily net assets was less than 0.01%.

               See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Global (U.S.+) Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" and makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than that of the GMO Global Equity Index through investment to varying extents in underlying funds of the Trust. The GMO Global Equity Index, a composite index computed by the Manager, consists of (i) the S&P 500 Index (a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's) and (ii) the MSCI ACWI (All Country World Index) ex-U.S. Index (an international (excluding U.S. and including emerging markets) equity index, independently maintained and published by Morgain Stanley Capital International) in the following proportions: 75% (S&P 500) and 25% (MSCI ACWI (All Country World Index) ex-U.S. Index). The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Shares of underlying funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements of the underlying funds.

     Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign equity securities held by certain underlying funds in which the Fund invests be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/ dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for the open repurchase agreement as of February 29, 2004.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the years ended February 29, 2004 and

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     February 28, 2003, the tax basis of distributions paid from ordinary income were $6,221,558 and $1,700,368, respectively and long-term capital gains were $272,878 and $0, respectively.

     At February 29, 2004, the components of distributable earnings on a tax basis consisted of $2,477,800 of undistributed ordinary income. These temporary differences between book and tax basis distributable earnings are primarily due to wash sale transactions.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

         ACCUMULATED            ACCUMULATED
      UNDISTRIBUTED NET      UNDISTRIBUTED NET
      INVESTMENT INCOME        REALIZED GAIN       PAID-IN CAPITAL
      ------------------     -----------------     ---------------
        $   462,600            $   (462,599)          $   (1)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

     PURCHASE AND REDEMPTION OF FUND SHARES
     Effective June 30, 2003, the Fund began to charge purchase and redemption fees on Fund shares. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2003. The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund's investments (i.e., changes in the percentage

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     of Fund assets allocated to each underlying fund). The premium on cash purchases of Fund shares is .17% of the amount invested. In the case of cash redemptions, which applies to shares acquired on or after June 30, 2003, the fee is .17% of the amount redeemed. If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially underweight/overweight in cash so that a purchase or redemption will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the year ended February 29, 2004, the Fund received $119,831 in purchase premiums and $817 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risk associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge an advisory fee or shareholder service fee, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests.

     GMO has entered into a binding agreement, effective until at least June 30, 2004, to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and expenses indirectly incurred by investments in the underlying funds).

     The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 29, 2004, shareholder service fees incurred indirectly by the Fund were .113% of the Fund's average daily net assets, indirect operating expenses (excluding shareholder service fees and investment-related expenses) were .505% of the Fund's average daily net assets, and indirect investment-related

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .003% of the Fund's average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended February 29, 2004 was $2,309. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $109,624,081 and $21,850,999, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                          GROSS UNREALIZED    GROSS UNREALIZED     NET UNREALIZED
        AGGREGATE COST     APPRECIATION        DEPRECIATION        APPRECIATION
        --------------    ----------------    ----------------    ---------------
        $  186,358,073    $    36,825,576     $       (305,626)   $    36,519,950

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 38.4% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, less than 0.0% of the Fund was held by one related party.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                             YEAR ENDED                 YEAR ENDED
                                          FEBRUARY 29, 2004          FEBRUARY 28, 2003
                                      ------------------------   --------------------------
     CLASS III:                         SHARES       AMOUNT        SHARES         AMOUNT
                                      ---------   ------------   ----------   -------------

     Shares sold                      9,966,233   $ 90,922,217    6,144,908   $  47,976,365
     Shares issued to shareholders
           in reinvestment of
           distributions                486,125      4,942,065       63,094         494,347
     Shares repurchased                (540,674)    (5,335,132)    (226,927)     (1,888,718)
                                      ---------   ------------   ----------   -------------
     Net increase                     9,911,684   $ 90,529,150    5,981,075   $  46,581,994
                                      =========   ============   ==========   =============

8.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the year ended February 29, 2004, is set forth below:

                                               VALUE,
                                              BEGINNING                             SALES           DIVIDEND         VALUE, END
     AFFILIATE                                OF PERIOD         PURCHASES         PROCEEDS           INCOME           OF PERIOD
     --------------------------------------------------------------------------------------------------------------------------
     GMO Currency Hedged
     International Equity Fund,
     Class III                             $     2,110,264   $     4,126,181   $       700,885        $       --   $     6,912,619
     GMO Emerging Countries Fund,
     Class III                                   2,084,414           258,970            50,567            55,830         3,990,530
     GMO Emerging Country Debt
     Fund, Class III                             2,852,115           777,702         3,888,480            33,693                --
     GMO Emerging Country Debt
     Fund, Class IV                                     --         5,311,132                --           344,128         5,198,822
     GMO Emerging Markets Fund,
     Class III                                   8,239,843         3,990,950        15,656,053            68,458                --
     GMO Emerging Markets Fund,
     Class VI                                           --        23,942,487         1,100,000           379,170        30,519,082
     GMO Global Hedged Equity
     Fund, Class III                               970,501         1,887,528               317                --         2,949,824
     GMO Growth Fund, Class III                     83,290             9,405                18               853           122,313
     GMO Inflation Indexed Bond
     Fund, Class III                               734,460         1,450,821           300,125            49,381         1,939,255

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                               VALUE,
                                              BEGINNING                             SALES           DIVIDEND         VALUE, END
     AFFILIATE                                OF PERIOD         PURCHASES         PROCEEDS           INCOME           OF PERIOD
     ------------------------------------------------------------------------------------------------------------------------------
     GMO International Growth
     Fund, Class III                       $     6,223,412   $     8,860,396   $     1,098,068   $       187,683   $    18,288,002
     GMO International Intrinsic
     Value Fund, Class III                      10,221,407         2,940,753        15,937,250            86,177                --
     GMO International Intrinsic
     Value Fund, Class IV                               --        20,275,521         1,731,000           479,458        22,594,881
     GMO International Small
     Companies Fund, Class III                   6,070,007         5,998,008         1,378,825           188,782        17,155,051
     GMO Real Estate Fund, Class
     III                                         3,258,711         4,738,224            16,012           210,321        10,007,887
     GMO Short-Duration
     Investment Fund, Class III                    140,287             1,993                --             1,993           143,423
     GMO Small Cap Value Fund,
     Class III                                   3,896,664         2,827,867             1,185            80,623         9,718,278
     GMO SPV I, LLC                                  2,808                --                --                --             2,102
     GMO U.S. Core Fund, Class III              32,009,271        14,462,836        53,207,628           406,701                --
     GMO U.S. Core Fund, Class VI                       --        81,544,534        13,450,000           398,208        79,309,935
     GMO U.S. Quality Equity
     Fund, Class IV                                     --        12,800,000                --                --        12,755,200
     GMO Value Fund, Class III                     837,084            84,419               232            22,101         1,262,676
                                           ---------------   ---------------   ---------------   ---------------   ---------------

     Totals                                $    79,734,538   $   196,289,727   $   108,516,645   $     2,993,560   $   222,869,880
                                           ===============   ===============   ===============   ===============   ===============

     REPORT OF INDEPENDENT AUDITORS

     TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
     GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly in all material respects, the financial position of GMO Global (U.S.+) Equity Allocation Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Boston, Massachusetts
     April 22, 2004

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions to shareholders included:
     $2,248,543 from short-term capital gains,
     $ 272,878 from long-term capital gains, all of which was subject to the 20% rate gains category.

     For taxable, non-corporate shareholders, 50.11% of the Fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

     For corporate shareholders, 6.85% of the Fund's income and short-term capital gains qualified for the dividends-received deduction.

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                                                                PORTFOLIOS IN
                                                              PRINCIPAL             FUND             OTHER
                                       TERM OF OFFICE(1)    OCCUPATION(S)          COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,       POSITION(S)       AND LENGTH OF        DURING PAST         OVERSEEN BY        HELD BY
     AND DOB        HELD WITH TRUST      TIME SERVED         FIVE YEARS            TRUSTEE          TRUSTEE
----------------    ---------------    -----------------    ----------------    -------------    --------------
Jay O. Light        Trustee            Since May 1996       Professor of
c/o GMO Trust                                               Business                 41               *(2)
40 Rowes Wharf                                              Administration
Boston, MA 02110                                            and Senior
DOB: 10/03/1941                                             Associate Dean,
                                                            Harvard
                                                            University.

Donald W.           Trustee            Since                Advisory
Glazer, Esq.                           December 2000        Counsel, Goodwin         41               None
c/o GMO Trust                                               Procter LLP;
40 Rowes Wharf                                              Secretary and
Boston, MA 02110                                            Consultant,
DOB:  07/26/1944                                            Provant, Inc.
                                                            (provider of
                                                            performance
                                                            improvement
                                                            training
                                                            services and
                                                            products)(1998 -
                                                            present);
                                                            Consultant -
                                                            Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
     Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                  NUMBER OF
                                                                                PORTFOLIOS IN
                                                              PRINCIPAL             FUND             OTHER
                                       TERM OF OFFICE(1)    OCCUPATION(S)          COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS,       POSITION(S)       AND LENGTH OF        DURING PAST         OVERSEEN BY        HELD BY
     AND DOB        HELD WITH TRUST      TIME SERVED         FIVE YEARS            TRUSTEE          TRUSTEE
----------------    ---------------    -----------------    ----------------    -------------    --------------
R. Jeremy           Chairman of        Since September      Chairman,                41               None
Grantham(3)         the Board of       1985.                Grantham,
c/o GMO Trust       Trustees           President from       Mayo, Van
40 Rowes Wharf                         February 2002 -      Otterloo & Co.
Boston, MA 02110                       October 2002;        LLC
DOB:  10/06/1938                       President
                                       Quantitative from
                                       September 1985 -
                                       February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                     TERM OF OFFICE(4)
                              POSITION(S) HELD          AND LENGTH OF             PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS, AND DOB          WITH TRUST              TIME SERVED              DURING PAST FIVE YEARS
------------------------    ---------------------   ----------------------    -------------------------------
Scott Eston                 President and Chief     President and Chief       Chief Financial Officer
c/o GMO Trust               Executive Officer       Executive Officer         (1997-present), Chief
40 Rowes Wharf                                      since October 2002;       Operating Officer (2000 -
Boston, MA 02110                                    Vice President from       present) and Member,
DOB:  01/20/1956                                    August 1998 - October     Grantham, Mayo, Van Otterloo
                                                    2002.                     & Co. LLC.

Susan Randall Harbert       Chief Financial         Chief Financial           Member, Grantham, Mayo, Van
c/o GMO Trust               Officer and             Officer since             Otterloo & Co. LLC.
40 Rowes Wharf              Treasurer               February 2000;
Boston, MA 02110                                    Treasurer since
DOB:  04/25/1957                                    February 1998.

Brent Arvidson              Assistant Treasurer     Since September 1998.     Senior Fund Administrator,
c/o GMO Trust                                                                 Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                                                & Co. LLC.
Boston, MA 02110
DOB:  06/26/1969

William R. Royer, Esq.      Vice President and      Vice President since      General Counsel, Anti-Money
c/o GMO Trust               Clerk                   February 1997; Clerk      Laundering Reporting Officer
40 Rowes Wharf                                      since March 2001 -        (July 2002 - February 2003)
Boston, MA 02110                                    present and May 1999      and Member, Grantham, Mayo,
DOB:  07/20/1965                                    - August 1999.            Van Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.    Vice President and      Vice President since      Associate General Counsel,
c/o GMO Trust               Secretary               August 1999;              Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                      Secretary since March     & Co. LLC (June 1999 -
Boston, MA 02110                                    2001.                     present);  Associate/Junior
DOB:  02/18/1945                                                              Partner, Hale and Dorr LLP
                                                                              (1991 - 1999).

Julie Perniola              Vice President and      Since February 2003.      Anti-Money Laundering
c/o GMO Trust               Anti-Money                                        Reporting Officer (February
40 Rowes Wharf              Laundering                                        2003 - present) and
Boston, MA 02110            Compliance Officer                                Compliance Officer, Grantham,
DOB:  10/07/1970                                                              Mayo, Van Otterloo & Co. LLC.

William L. Nemerever        Vice President          Vice President since      Member, Grantham, Mayo, Van
c/o GMO Trust                                       February 2004.            Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

PORTFOLIO MANAGERS

Day-to-day management of the Fund's portfolio is the responsibility of the Asset Allocation Team within the Quantitative Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Since its inception on July 23, 2003, the GMO Benchmark-Free Allocation Fund returned +25.9% for the period ended February 29, 2004, as compared to +1.1% for the CPI Index and +22.6% for the MSCI AC World Index. During the period, the Fund was exposed to a range of asset classes through its investment in underlying GMO mutual funds.

Implementation was positive, as the underlying GMO mutual funds outperformed their respective benchmarks by approximately 1.6%.

Asset allocation contributed +23.2% and +1.7% when measured against the CPI Index and MSCI AC World Index, respectively. The Fund's allocation to international small companies (the S&P/Citigroup EMI World ex-US Index rose 36.5%) and emerging equities (the MSCI Emerging Markets Index rose 40.4%) drove the outperformance.

THE VIEWS EXPRESSED HEREIN ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

BENCHMARK-FREE ALLOCATION FUND
As Of: 2/29/2004

                         GMO BENCHMARK-FREE ALLOCATION FUND         CPI INDEX             MSCI WORLD INDEX
        7/23/2003                           4,981,500                  5,000,000                    5,000,000
        9/30/2003                           5,365,075                  5,032,160                    5,162,105
       12/31/2003                           5,975,740                  5,032,160                    5,898,365
        2/29/2004                           6,249,640                  5,053,920                    6,093,365

AVERAGE ANNUAL RETURNS
INCEPTION                                   7/23/2003

1YR                  5YR                               10YR(ITD)
N/A                  N/A                                24.99

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 37 bp on the purchase and 37 bp on the redemption. Transaction fees are retained by the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.gmo.com.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

    SHARES/
  PAR VALUE ($)      DESCRIPTION                                                       VALUE ($)
--------------------------------------------------------------------------------------------------
                     MUTUAL FUNDS -- 100.0%

        3,298,206    GMO Currency Hedged International Bond Fund, Class III             30,211,567
        4,080,219    GMO Emerging Country Debt Fund, Class IV                           42,883,100
        3,052,164    GMO Emerging Markets Fund, Class VI                                48,102,097
        4,985,629    GMO Inflation Indexed Bond Fund, Class III                         59,927,259
          690,439    GMO International Intrinsic Value Fund, Class IV                   16,784,562
        5,241,605    GMO International Small Companies Fund, Class III                  89,579,023
                                                                                     -------------

                     TOTAL MUTUAL FUNDS (COST $262,623,009)                            287,487,608
                                                                                     -------------

                     SHORT-TERM INVESTMENTS -- 0.0%

                     REPURCHASE AGREEMENTS -- 0.0%
           31,784    Citigroup Global Markets, Repurchase Agreement, dated
                     02/27/04, due 03/01/04, with a maturity value of $31,785,
                     and an effective yield of 0.65%, collateralized by a U.S.
                     Treasury Note with a rate of 0.915%, maturity date of
                     5/20/04, and a market value, including accrued interest
                     of $32,423.                                                            31,784
                                                                                     -------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $31,784)                            31,784
                                                                                     -------------

                     TOTAL INVESTMENTS -- 100.0%
                     (Cost $262,654,793)                                               287,519,392

                     Other Assets and Liabilities (net) -- (0.0%)                          (29,032)
                                                                                     -------------

                     TOTAL NET ASSETS -- 100.0%                                      $ 287,490,360
                                                                                     =============

               See accompanying notes to the financial statements.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments in unaffiliated issuers, at value (cost $31,784) (Note 2)              $      31,784
  Investments in affiliated issuers, at value (cost $262,623,009) (Notes 2 and 8)      287,487,608
  Receivable for expenses reimbursed by Manager (Note 3)                                    24,690
                                                                                     -------------

    Total assets                                                                       287,544,082
                                                                                     -------------

LIABILITIES:
  Payable to affiliate for (Note 3):
    Trustees fee                                                                               454
  Accrued expenses                                                                          53,268
                                                                                     -------------

    Total liabilities                                                                       53,722
                                                                                     -------------
NET ASSETS                                                                           $ 287,490,360
                                                                                     =============

NET ASSETS CONSIST OF:

  Paid-in capital                                                                    $ 260,162,633
  Accumulated net realized gain                                                          2,463,128
  Net unrealized appreciation                                                           24,864,599
                                                                                     -------------
                                                                                     $ 287,490,360
                                                                                     =============

NET ASSETS ATTRIBUTABLE TO:

  Class III shares                                                                   $ 287,490,360
                                                                                     =============

SHARES OUTSTANDING:

  Class III                                                                             11,842,067
                                                                                     =============

NET ASSET VALUE PER SHARE:

  Class III                                                                          $       24.28
                                                                                     =============

               See accompanying notes to the financial statements.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS
PERIOD FROM JULY 23, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends from affiliated issuers (Note 8)                                         $   4,866,751
  Interest                                                                                   8,798
                                                                                     -------------

      Total income                                                                       4,875,549
                                                                                     -------------

EXPENSES:
  Custodian and transfer agent fees                                                         11,817
  Audit and tax fees                                                                        18,837
  Legal fees                                                                                 2,210
  Trustees fees and related expenses (Note 3)                                                1,625
  Registration fees                                                                         32,942
  Miscellaneous                                                                              2,093
                                                                                     -------------
    Total expenses                                                                          69,524
  Fees and expenses reimbursed by Manager (Note 3)                                         (67,899)
                                                                                     -------------
    Net expenses                                                                             1,625
                                                                                     -------------

      Net investment income                                                              4,873,924
                                                                                     -------------

REALIZED AND UNREALIZED GAIN:
  Net realized gain on:
    Investments in affiliated issuers                                                    2,306,914
    Realized gains distributions from affiliated issuers                                 2,734,944
                                                                                     -------------

      Net realized gain on investments                                                   5,041,858
                                                                                     -------------

  Change in net unrealized appreciation (depreciation) on investments                   24,864,599
                                                                                     -------------

    Net realized and unrealized gain                                                    29,906,457
                                                                                     -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $  34,780,381
                                                                                     =============

               See accompanying notes to the financial statements.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD FROM JULY 23, 2003
                                                                   (COMMENCEMENT OF OPERATIONS)
                                                                    THROUGH FEBRUARY 29, 2004
                                                                   ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                      $   4,873,924
  Net realized gain                                                              5,041,858
  Change in net unrealized appreciation (depreciation)                          24,864,599
                                                                             -------------

  Net increase in net assets from operations                                    34,780,381
                                                                             -------------

Distributions to shareholders from:
  Net investment income
    Class III                                                                   (6,471,134)
                                                                             -------------

  Net realized gains
    Class III                                                                     (981,520)
                                                                             -------------

                                                                                (7,452,654)
                                                                             -------------
  Net share transactions (Note 7):
    Class III                                                                  260,162,633
                                                                             -------------

  Increase in net assets resulting from net share transactions                 260,162,633
                                                                             -------------

    Total increase in net assets                                               287,490,360

NET ASSETS:
  Beginning of period                                                                   --
                                                                             -------------
  End of period                                                              $ 287,490,360
                                                                             =============

               See accompanying notes to the financial statements.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                              PERIOD FROM
                                                                             JULY 23, 2003
                                                                             (COMMENCEMENT
                                                                         OF OPERATIONS) THROUGH
                                                                            FEBRUARY 29, 2004
                                                                         ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                            $   20.00
                                                                                ---------

Income from investment operations:
    Net investment income (a)                                                        0.61
    Net realized and unrealized gain                                                 4.53
                                                                                ---------

      Total from investment operations                                               5.14
                                                                                ---------

Less distributions to shareholders:
    From net investment income                                                      (0.75)
    From net realized gains                                                         (0.11)
                                                                                ---------

      Total distributions                                                           (0.86)
                                                                                ---------
NET ASSET VALUE, END OF PERIOD                                                  $   24.28
                                                                                =========
TOTAL RETURN (b)                                                                    25.92%**

RATIOS/SUPPLEMENTAL DATA:


    Net assets, end of period (000's)                                           $  287,490
    Net expenses to average daily net assets (c) (d)                                 0.00%*
    Net investment income to average daily net assets (a)                            5.05%*
    Portfolio turnover rate                                                            24%**
    Fees and expenses reimbursed by the Manager to average daily net assets:         0.07%*
    Purchase and redemption fees consisted of the following per share amounts: $     0.13

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b) The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 3.
(d)  Net expenses to average daily net assets was less than 0.01%.
*    Annualized.
**   Not Annualized.

               See accompanying notes to the financial statements.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO Benchmark-Free Allocation Fund (the "Fund"), which commenced operations on July 23, 2003, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" and makes investments in other funds of the Trust ("underlying funds"). The Fund seeks positive return regardless of market direction. The Fund will not seek to control risk relative to a particular securities market index or benchmark. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617)330-7500 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Shares of underlying funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value of the underlying funds.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements of the underlying funds. At February 29, 2004, the total value of the securities represented 4.8% of net assets.

     Effective on or about April 19, 2004, new fair value pricing procedures approved by the Trustees were implemented which, among other things, generally require that foreign equity securities held by certain underlying funds in which the Fund invests be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for the open repurchase agreement as of February 29, 2004.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. During the period ended February 29, 2004, the tax basis of distributions paid from ordinary income was $7,452,654. As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $1,319,115 and $1,144,013 of undistributed ordinary income and undistributed long-term capital gains, respectively.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 29, 2004. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus U.S. GAAP. The financial highlights exclude these adjustments.

                        ACCUMULATED                       ACCUMULATED
                     UNDISTRIBUTED NET                        NET
                     INVESTMENT INCOME                   REALIZED GAIN
                   -----------------------             -----------------
                       $   1,597,210                    $   (1,597,210)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

     PURCHASE AND REDEMPTION OF FUND SHARES
     The premium on cash purchases and fee on redemptions of Fund shares is .37% of the amount invested or redeemed. The Fund's purchase premium and redemption fee is approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested. The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund's investments (i.e., changes in the percentage

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially underweight/overweight in cash so that a purchase or redemption will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period ended February 29, 2004, the Fund received $937,144 in purchase premiums. There is no premium for reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risk associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge an advisory fee or shareholder service fee, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and expenses indirectly incurred by investments in the underlying funds).

     The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended February 29, 2004, shareholder service fees incurred indirectly by the Fund were .126% (annualized) of the Fund's average daily net assets, indirect operating expenses (excluding shareholder service fees and investment-related expenses) were .482% (annualized) of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .048% (annualized) of the Fund's average daily net assets.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the period ended February 29, 2004 was $1,053. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended February 29, 2004, aggregated $293,229,885 and $32,913,790, respectively.

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                            GROSS UNREALIZED     GROSS UNREALIZED      NET UNREALIZED
        AGGREGATE COST        APPRECIATION         DEPRECIATION         APPRECIATION
       -----------------    -----------------    -----------------     ---------------
        $  262,654,793        $  26,081,668        $  (1,217,069)        $ 24,864,599

5.   GUARANTEES
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS
     At February 29, 2004, 43.2% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At February 29, 2004, 1.23% of the Fund was held by six related parties.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                           PERIOD FROM JULY 23, 2003
                                                                         (COMMENCEMENT OF OPERATIONS)
                                                                           THROUGH FEBRUARY 29, 2004
                                                                         -----------------------------
     CLASS III                                                             SHARES            AMOUNT
                                                                         ----------      -------------
     Shares sold                                                         11,543,302      $ 253,282,088
     Shares issued to shareholders in reinvestment of distributions         298,765          6,880,545
     Shares repurchased                                                          --                 --
                                                                         ----------      -------------
     Net increase                                                        11,842,067      $ 260,162,633
                                                                         ==========      =============

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

8.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the period ended February 29, 2004, is set forth below:

                                             VALUE,
                                            BEGINNING                           SALES           DIVIDEND        VALUE, END
     AFFILIATE                              OF PERIOD         PURCHASES        PROCEEDS          INCOME          OF PERIOD
     -----------------------------------------------------------------------------------------------------------------------
     GMO Currency Hedged
     International Bond Fund, Class III   $           --   $   29,528,168   $           --   $           --   $   30,211,567
     GMO Emerging Country Debt
     Fund, Class III                                  --        7,597,040        7,850,784               --               --
     GMO Emerging Country Debt
     Fund, Class IV                                   --       44,100,169               --        2,090,026       42,883,100
     GMO Emerging Markets Fund,
     Class III                                        --       10,455,856       11,055,695               --               --
     GMO Emerging Markets Fund,
     Class VI                                         --       39,572,245           62,000          463,803       48,102,097
     GMO Inflation Indexed Bond
     Fund, Class III                                  --       82,308,151       24,500,000        1,543,465       59,927,259
     GMO International Intrinsic
     Value Fund, Class III                            --        4,977,632        5,007,024               --               --
     GMO International Intrinsic
     Value Fund, Class IV                             --       14,831,604               --          218,330       16,784,562
     GMO International Small
     Companies Fund, Class III                        --       76,230,353          100,000          505,058       89,579,023
     GMO Real Estate Fund,
     Class III                                        --        7,542,170        8,251,790           46,069               --
                                          --------------   --------------   --------------   --------------   --------------
     Totals                               $           --   $  317,143,388   $   56,827,293   $    4,866,751   $  287,487,608
                                          ==============   ==============   ==============   ==============   ==============

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO BENCHMARK-FREE ALLOCATION FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Benchmark-Free Allocation Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2004

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED FEBRUARY 29, 2004

The Fund's distributions to shareholders included:
     For taxable, non-corporate shareholders, 14.62% of the Fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:


                                                                                 NUMBER OF
                                                                               PORTFOLIOS IN
                                                          PRINCIPAL                FUND            OTHER
                    POSITION(S)    TERM OF OFFICE(1)    OCCUPATION(S)             COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,      HELD WITH       AND LENGTH OF       DURING PAST            OVERSEEN BY       HELD BY
     AND DOB           TRUST          TIME SERVED        FIVE YEARS               TRUSTEE         TRUSTEE
------------------  -------------  -----------------  ----------------------   --------------  -------------
Jay O. Light        Trustee        Since May 1996     Professor of
c/o GMO Trust                                         Business                       41            *(2)
40 Rowes Wharf                                        Administration
Boston, MA 02110                                      and Senior
DOB: 10/03/1941                                       Associate Dean,
                                                      Harvard University.

Donald W.           Trustee        Since December     Advisory Counsel,
Glazer, Esq.                       2000               Goodwin Procter LLP;           41            None
c/o GMO Trust                                         Secretary and
40 Rowes Wharf                                        Consultant, Provant,
Boston, MA 02110                                      Inc. (provider of
DOB: 07/26/1944                                       performance
                                                      improvement training
                                                      services and products)
                                                      (1998 - present);
                                                      Consultant - Business
                                                      and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
    Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                 NUMBER OF
                                                                               PORTFOLIOS IN
                                                          PRINCIPAL                FUND            OTHER
                    POSITION(S)    TERM OF OFFICE(1)    OCCUPATION(S)             COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,      HELD WITH       AND LENGTH OF       DURING PAST            OVERSEEN BY       HELD BY
     AND DOB           TRUST          TIME SERVED        FIVE YEARS               TRUSTEE         TRUSTEE
------------------  -------------  -----------------  ----------------------   -------------   -------------
R. Jeremy           Chairman of    Since September    Chairman,
Grantham(3)         the Board of   1985.              Grantham,                      41            None
c/o GMO Trust       Trustees       President from     Mayo, Van
40 Rowes Wharf                     February 2002 -    Otterloo & Co.
Boston, MA 02110                   October 2002;      LLC
DOB: 10/06/1938                    President
                                   Quantitative from
                                   September 1985 -
                                   February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                     TERM OF OFFICE(4)
                            POSITION(S) HELD           AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND DOB        WITH TRUST               TIME SERVED             DURING PAST FIVE YEARS
-----------------------   ----------------------  ------------------------  ------------------------------
Scott Eston               President and Chief     President and Chief       Chief Financial Officer
c/o GMO Trust             Executive Officer       Executive Officer         (1997-present), Chief
40 Rowes Wharf                                    since October 2002;       Operating Officer (2000 -
Boston, MA 02110                                  Vice President from       present) and Member,
DOB: 01/20/1956                                   August 1998 - October     Grantham, Mayo, Van Otterloo
                                                  2002.                     & Co. LLC.

Susan Randall Harbert     Chief Financial         Chief Financial           Member, Grantham, Mayo, Van
c/o GMO Trust             Officer and             Officer since             Otterloo & Co. LLC.
40 Rowes Wharf            Treasurer               February 2000;
Boston, MA 02110                                  Treasurer since
DOB: 04/25/1957                                   February 1998.

Brent Arvidson            Assistant Treasurer     Since September 1998.     Senior Fund Administrator,
c/o GMO Trust                                                               Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                                              & Co. LLC.
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.    Vice President and      Vice President since      General Counsel, Anti-Money
c/o GMO Trust             Clerk                   February 1997; Clerk      Laundering Reporting Officer
40 Rowes Wharf                                    since March 2001 -        (July 2002 - February 2003)
Boston, MA 02110                                  present and May 1999      and Member, Grantham, Mayo,
DOB: 07/20/1965                                   - August 1999.            Van Otterloo & Co. LLC.

Elaine M. Hartnett, Esq.  Vice President and      Vice President since      Associate General Counsel,
c/o GMO Trust             Secretary               August 1999;              Grantham, Mayo, Van Otterloo
40 Rowes Wharf                                    Secretary since March     & Co. LLC (June 1999 -
Boston, MA 02110                                  2001.                     present);  Associate/Junior
DOB: 02/18/1945                                                             Partner, Hale and Dorr LLP
                                                                            (1991 - 1999).

Julie Perniola            Vice President and      Since February 2003.      Anti-Money Laundering
c/o GMO Trust             Anti-Money                                        Reporting Officer (February
40 Rowes Wharf            Laundering                                        2003 - present) and
Boston, MA 02110          Compliance Officer                                Compliance Officer, Grantham,
DOB: 10/07/1970                                                             Mayo, Van Otterloo & Co. LLC.

William L. Nemerever      Vice President          Vice President since      Member, Grantham, Mayo, Van
c/o GMO Trust                                     February 2004.            Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 29, 2004

For a free copy of the Fund's proxy voting guidelines visit our website at www.gmo.com or visit the Securities and Exchange Commission's website at www.sec.gov.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

      SHARES         DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     COMMON STOCKS -- 91.0%

                     AUTOMOTIVE -- 5.0%
           14,000    Genuine Parts Co.                                                    486,220
           60,000    Harley-Davidson, Inc.                                              3,187,200
           71,600    Johnson Controls, Inc.                                             4,175,712
                                                                                    -------------
                                                                                        7,849,132
                                                                                    -------------

                     CONSTRUCTION -- 0.8%
           28,400    D.R. Horton, Inc.                                                    902,836
            7,800    Jacobs Engineering Group, Inc. *                                     344,214
                                                                                    -------------
                                                                                        1,247,050
                                                                                    -------------

                     CONSUMER GOODS -- 3.5%
           26,000    Jones Apparel Group, Inc.                                            969,800
           36,200    Kimberly Clark Corp.                                               2,341,416
            8,300    Liz Claiborne, Inc.                                                  306,270
            1,700    Mohawk Industries, Inc. *                                            141,610
            7,300    Procter & Gamble Co.                                                 748,323
           21,700    VF Corp.                                                             974,981
                                                                                    -------------
                                                                                        5,482,400
                                                                                    -------------

                     FINANCIALS -- 6.8%
           57,100    Allstate Corp. (The)                                               2,605,473
           26,600    AMBAC Financial Group, Inc.                                        2,080,120
           26,370    Fidelity National Financial, Inc.                                  1,031,331
           26,500    Jefferson Pilot Corp.                                              1,416,160
           29,200    MGIC Investment Corp.                                              1,932,456
           29,100    Torchmark Corp.                                                    1,516,692
                                                                                    -------------
                                                                                       10,582,232
                                                                                    -------------

                     FOOD & BEVERAGES -- 3.6%
          109,800    PepsiCo Inc                                                        5,698,620
                                                                                    -------------

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

      SHARES         DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     HEALTH CARE -- 30.3%

          181,200    Abbott Laboratories                                                7,755,360
           95,700    Bristol-Myers Squibb Co.                                           2,662,374
           22,800    Cardinal Health, Inc.                                              1,487,244
           36,000    Guidant Corp.                                                      2,453,040
           10,000    Health Management Associates, Inc.-Class A                           222,900
          161,600    Johnson & Johnson                                                  8,711,856
           75,400    Medtronic Inc                                                      3,536,260
          159,400    Merck & Co., Inc.                                                  7,663,952
          258,900    Pfizer, Inc.                                                       9,488,685
           88,400    Wyeth                                                              3,491,800
                                                                                    -------------
                                                                                       47,473,471
                                                                                    -------------

                     MANUFACTURING -- 6.6%
           39,600    3M Co.                                                             3,089,592
           26,500    American Standard Cos., Inc. *                                     2,887,440
           47,600    United Technologies Corp.                                          4,384,436
                                                                                    -------------
                                                                                       10,361,468
                                                                                    -------------

                     PRIMARY PROCESSING -- 0.4%
           16,700    Sherwin-Williams Co. (The)                                           584,500
                                                                                    -------------

                     RETAIL STORES -- 16.9%
           18,200    Abercrombie & Fitch Co.-Class A *                                    573,846
           58,400    Albertson's, Inc.                                                  1,444,816
           40,100    Bed Bath & Beyond, Inc. *                                          1,639,288
           18,500    Dollar Tree Stores, Inc. *                                           571,650
          237,400    Home Depot, Inc.                                                   8,619,994
           46,300    Lowe's Cos., Inc.                                                  2,592,800
           29,100    Ross Stores, Inc.                                                    932,655
          105,100    Safeway, Inc. *                                                    2,403,637
           31,900    Supervalu, Inc.                                                      902,770
           11,800    Target Corp.                                                         518,728
          104,500    Wal-Mart Stores, Inc.                                              6,224,020
                                                                                    -------------
                                                                                       26,424,204
                                                                                    -------------

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

     SHARES /
  PAR VALUE ($)      DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     SERVICES -- 0.4%
           13,600    Outback Steakhouse, Inc.                                             658,104
                                                                                    -------------

                     TECHNOLOGY -- 15.5%
           73,100    Cisco Systems, Inc. *                                              1,688,610
          258,000    Dell, Inc. *                                                       8,423,700
           94,300    First Data Corp.                                                   3,864,414
           22,200    Lexmark International, Inc. *                                      1,826,838
          322,600    Microsoft Corp.                                                    8,548,900
                                                                                    -------------
                                                                                       24,352,462
                                                                                    -------------

                     UTILITY -- 1.2%
           68,100    BellSouth Corp.                                                    1,876,836
                                                                                    -------------

                     TOTAL COMMON STOCKS (COST $143,084,896)                          142,590,479
                                                                                    -------------

                     SHORT-TERM INVESTMENTS -- 3.2%

                     REPURCHASE AGREEMENTS -- 3.2%
        2,524,912    Citigroup Global Markets Repurchase Agreement, dated
                     2/27/04, due 3/01/04, with a maturity value of $2,525,049, and an effective yield of 0.65%, collateralized by a U.S.
                     Treasury Bill with a rate of 0.915%, maturity date of
                     05/20/04, and a market value, including accrued interest
                     of $2,575,664.                                                     2,524,913
        2,524,912    Morgan Stanley Repurchase Agreement, dated 2/27/04, due
                     3/01/04, with a maturity value of $2,525,060, and an
                     effective yield of 0.70%, collateralized by a U.S.
                     Treasury Bond with a rate of 8.875%, maturity date of
                     8/15/17, and a market value, including accrued interest
                     of $2,575,664.                                                     2,524,911
                                                                                    -------------
                                                                                        5,049,824
                                                                                    -------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $5,049,824)                     5,049,824
                                                                                    -------------

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 29, 2004

                     DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 94.2%
                     (Cost $148,134,720)                                              147,640,303

                     Other Assets and Liabilities (net) -- 5.8%                         9,160,273
                                                                                    -------------

                     TOTAL NET ASSETS -- 100.0%                                     $ 156,800,576
                                                                                    =============

                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                     * Non-income producing security.

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004

ASSETS:
  Investments, at value (cost $148,134,720) (Note 2)                          $   147,640,303
  Cash                                                                             93,995,446
  Cash on deposit at brokers (Note 2)                                                  48,000
  Receivable for investments sold                                                   3,551,485
  Receivable for Fund shares sold                                                   9,000,000
  Dividends and interest receivable                                                    50,265
  Receivable for variation margin on open futures contracts (Notes 2 and 8)            45,250
  Receivable for expenses reimbursed by Manager (Note 3)                               54,705
                                                                              ---------------

     Total assets                                                                 254,385,454
                                                                              ---------------

LIABILITIES:
  Payable for investments purchased                                                97,522,175
  Payable to affiliate for (Note 3):
     Management fee                                                                    11,330
     Shareholder service fee                                                            3,816
     Trustees fee                                                                          21
  Accrued expenses                                                                     47,536
                                                                              ---------------
     Total liabilities                                                             97,584,878
                                                                              ---------------
NET ASSETS                                                                    $   156,800,576
                                                                              ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                             $   157,300,000
  Accumulated undistributed net investment income                                      35,218
  Accumulated net realized loss                                                       (39,125)
  Net unrealized depreciation                                                        (495,517)
                                                                              ---------------
                                                                              $   156,800,576
                                                                              ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                            $    18,965,971
                                                                              ===============
  Class IV shares                                                             $   137,834,605
                                                                              ===============

SHARES OUTSTANDING:
  Class III                                                                           951,581
                                                                              ===============
  Class IV                                                                          6,915,000
                                                                              ===============

NET ASSET VALUE PER SHARE:
     Class III                                                                $         19.93
                                                                              ===============
     Class IV                                                                 $         19.93
                                                                              ===============

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS
PERIOD FROM FEBRUARY 6, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH
FEBRUARY 29, 2004

INVESTMENT INCOME:
  Dividends                                                          $   49,981
  Interest                                                                  425
                                                                     ----------

     Total income                                                        50,406
                                                                     ----------

EXPENSES:
  Management fee (Note 3)                                                11,330
  Shareholder service fee (Note 3) - Class III                              705
  Shareholder service fee (Note 3) - Class IV                             3,111
  Custodian and transfer agent fees                                       1,155
  Audit and tax fees                                                     45,003
  Legal fees                                                                126
  Trustees fees and related expenses (Note 3)                                42
  Registration fees                                                       7,413
  Miscellaneous                                                           1,008
                                                                     ----------
     Total expenses                                                      69,893
  Fees and expenses reimbursed by Manager (Note 3)                      (54,705)
                                                                     ----------

     Net expenses                                                        15,188
                                                                     ----------

       Net investment income                                             35,218
                                                                     ----------

REALIZED AND UNREALIZED LOSS:
  Net realized loss on investments                                      (39,125)
                                                                     ----------

  Change in net unrealized appreciation (depreciation) on:
     Investments                                                       (494,417)
     Open futures contracts                                              (1,100)
                                                                     ----------

       Net unrealized loss                                             (495,517)
                                                                     ----------

     Net realized and unrealized loss                                  (534,642)
                                                                     ----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ (499,424)
                                                                     ==========

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                 PERIOD FROM FEBRUARY 6, 2004
                                                                 (COMMENCEMENT OF OPERATIONS)
                                                                   THROUGH FEBRUARY 29, 2004
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                 $       35,218
  Net realized loss                                                            (39,125)
  Change in net unrealized appreciation (depreciation)                        (495,517)
                                                                        --------------

  Net decrease in net assets from operations                                  (499,424)
                                                                        --------------

  Net share transactions (Note 7):
     Class III                                                              19,000,000
     Class IV                                                              138,300,000
                                                                        --------------
  Increase in net assets resulting from net share transactions             157,300,000
                                                                        --------------

     Total increase in net assets                                          156,800,576

NET ASSETS:
  Beginning of period                                                               --
                                                                        --------------
  End of period (including accumulated undistributed net
    investment income of $35,218)                                       $  156,800,576
                                                                        ==============

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  PERIOD FROM
                                                                               FEBRUARY 6, 2004
                                                                                 (COMMENCEMENT
                                                                             OF OPERATIONS) THROUGH
                                                                               FEBRUARY 29, 2004
                                                                              ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $  20.00
                                                                                   --------

Income from investment operations:
   Net investment income                                                               0.01:
   Net realized and unrealized loss                                                   (0.08)
                                                                                   --------

      Total from investment operations                                                (0.07)
                                                                                   --------
NET ASSET VALUE, END OF PERIOD                                                     $  19.93
                                                                                   ========
TOTAL RETURN                                                                          (0.35)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                               $ 18,966
   Net expenses to average daily net assets                                            0.47%*
   Net investment income to average daily net assets                                   1.22%*
   Portfolio turnover rate                                                                2%**
   Fees and expenses reimbursed by the Manager to average daily net assets:            1.59%*

*   Annualized.
**  Not Annualized.
:   Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  PERIOD FROM
                                                                               FEBRUARY 6, 2004
                                                                                 (COMMENCEMENT
                                                                            OF OPERATIONS) THROUGH
                                                                               FEBRUARY 29, 2004
                                                                              ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $   20.00
                                                                                  ----------

Income from investment operations:
   Net investment income                                                                0.01:
   Net realized and unrealized loss                                                    (0.08)
                                                                                  ----------

      Total from investment operations                                                 (0.07)
                                                                                  ----------
NET ASSET VALUE, END OF PERIOD                                                    $    19.93
                                                                                  ==========
TOTAL RETURN                                                                           (0.35)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                              $  137,835
   Net expenses to average daily net assets                                             0.44%*
   Net investment income to average daily net assets                                    0.99%*
   Portfolio turnover rate                                                                 2%**
   Fees and expenses reimbursed by the Manager to average daily net assets:             1.59%*

*   Annualized.
**  Not Annualized.
:   Computed using average shares outstanding throughout the period.

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004

1.   ORGANIZATION

     GMO U.S. Quality Equity Fund (the "Fund"), which commenced operations on February 6, 2004, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return primarily through investment in U.S. equity securities. The Fund's benchmark is the S&P 500 Index.

     For the period from February 6, 2004 (commencement of operations) to February 29, 2004, the Fund had two classes of shares outstanding: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 8 for all open futures contracts as of February 29, 2004.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 29, 2004, the Fund held no open swap agreements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for open repurchase agreements as of February 29, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 29, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $35,218 of undistributed ordinary income.

     The Fund elected to defer to March 1, 2004 post-October losses of $40,225.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of .15% for Class III shares and .105% for Class IV shares.

     GMO has entered into a binding agreement effective until at least June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed .33% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the period from February 6, 2004 (commencement of operations) to February 29, 2004 was $21. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

     As of February 29, 2004, substantially all the Fund's shares were held by accounts for which the Manager has investment discretion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period from February 6, 2004 (commencement of operations) to February 29, 2004, aggregated $146,675,505 and $3,551,485, respectively.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

     At February 29, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                          GROSS UNREALIZED     GROSS UNREALIZED     NET UNREALIZED
      AGGREGATE COST        APPRECIATION         DEPRECIATION        DEPRECIATION
     ----------------     ----------------     ----------------     --------------
      $  148,134,720         $  814,202         $  (1,308,619)       $  (494,417)

5.   GUARANTEES

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the business of the Fund.

6.   PRINCIPAL SHAREHOLDERS

     At February 29, 2004, 79.8% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

7.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                       PERIOD FROM FEBRUARY 6, 2004
                                                                       (COMMENCEMENT OF OPERATIONS)
                                                                        THROUGH FEBRUARY 29, 2004
                                                                      -----------------------------
     CLASS III:                                                           SHARES          AMOUNT
                                                                      -------------   -------------
     Shares sold                                                            951,581   $  19,000,000
     Shares issued to shareholders in reinvestment of distributions              --              --
     Shares repurchased                                                          --              --
                                                                      -------------   -------------
     Net increase                                                           951,581   $  19,000,000
                                                                      =============   =============

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FEBRUARY 29, 2004

                                                                       PERIOD FROM FEBRUARY 6, 2004
                                                                       (COMMENCEMENT OF OPERATIONS)
                                                                        THROUGH FEBRUARY 29, 2004
                                                                      -----------------------------
     CLASS IV:                                                            SHARES          AMOUNT
                                                                      -------------   -------------
     Shares sold                                                          6,915,000   $ 138,300,000
     Shares issued to shareholders in reinvestment of distributions              --              --
     Shares repurchased                                                          --              --
                                                                      -------------   -------------
     Net increase                                                         6,915,000   $ 138,300,000
                                                                      =============   =============

8.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 29, 2004 is as follows:

     FUTURES CONTRACTS

      NUMBER OF                                                          CONTRACT     NET UNREALIZED
      CONTRACTS                 TYPE                EXPIRATION DATE       VALUE        DEPRECIATION
     -----------   ------------------------------   ---------------   -------------   --------------
         Buys

          41       S&P 500                             March 2004     $  11,732,150   $       (1,100)
                                                                                      ==============

     At February 29, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

     REPORT OF INDEPENDENT AUDITORS

     TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
     GMO U.S. QUALITY EQUITY FUND

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO U.S. Quality Equity Fund (the "Fund") (a series of GMO Trust) at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the period from February 6, 2004 (commencement of operations) to February 29, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Boston, Massachusetts
     April 22, 2004

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                   PRINCIPAL                 FUND            OTHER
                                    TERM OF OFFICE(1)            OCCUPATION(S)              COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,     POSITION(S)       AND LENGTH OF               DURING PAST             OVERSEEN BY       HELD BY
    AND DOB       HELD WITH TRUST      TIME SERVED                FIVE YEARS                TRUSTEE         TRUSTEE
---------------   ---------------   -----------------   ------------------------------   -------------   --------------
Jay O. Light      Trustee           Since May           Professor of Business                  41             *(2)
c/o GMO Trust                       1996                Administration and Senior
40 Rowes Wharf                                          Associate Dean, Harvard
Boston, MA                                              University.
02110
DOB: 10/03/1941

Donald W.         Trustee           Since               Advisory Counsel, Goodwin              41             None
Glazer, Esq.                        December 2000       Procter LLP; Secretary and
c/o GMO Trust                                           Consultant, Provant, Inc.
40 Rowes Wharf                                          (provider of performance
Boston, MA                                              improvement training services
02110                                                   and products)(1998 - present);
DOB: 07/26/1944                                         Consultant - Business and Law.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
    Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.

INTERESTED TRUSTEES:

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                   PRINCIPAL                  FUND           OTHER
                                    TERM OF OFFICE(1)            OCCUPATION(S)              COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS,     POSITION(S)       AND LENGTH OF            DURING PAST FIVE           OVERSEEN BY       HELD BY
    AND DOB       HELD WITH TRUST      TIME SERVED                  YEARS                   TRUSTEE         TRUSTEE
---------------   ---------------   -----------------   ------------------------------   -------------   --------------
R. Jeremy         Chairman of       Since September     Chairman, Grantham, Mayo, Van          41             None
Grantham(3)       the Board of      1985. President     Otterloo & Co. LLC
c/o GMO Trust     Trustees          from February
40 Rowes Wharf                      2002 - October
Boston, MA                          2002; President
02110                               Quantitative from
DOB: 10/06/1938                     September 1985 -
                                    February 2002

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

PRINCIPAL OFFICERS:

                                                        TERM OF OFFICE(4)
   NAME, ADDRESS, AND        POSITION(S) HELD             AND LENGTH OF               PRINCIPAL OCCUPATION(S)
           DOB                  WITH TRUST                 TIME SERVED                DURING PAST FIVE YEARS
------------------------   -------------------   ------------------------------   ------------------------------
Scott Eston                President and Chief   President and Chief Executive    Chief Financial Officer
c/o GMO Trust              Executive Officer     Officer since October 2002;      (1997-present), Chief
40 Rowes Wharf                                   Vice President from August       Operating Officer (2000 -
Boston, MA 02110                                 1998 - October 2002.             present) and Member, Grantham,
DOB: 01/20/1956                                                                   Mayo, Van Otterloo & Co. LLC.

Susan Randall Harbert      Chief Financial       Chief Financial Officer since    Member, Grantham, Mayo, Van
c/o GMO Trust              Officer and           February 2000; Treasurer since   Otterloo & Co. LLC.
40 Rowes Wharf             Treasurer             February 1998.
Boston, MA 02110
DOB: 04/25/1957

Brent Arvidson             Assistant Treasurer   Since September 1998.            Senior Fund Administrator,
c/o GMO Trust                                                                     Grantham, Mayo, Van Otterloo &
40 Rowes Wharf                                                                    Co. LLC.
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.     Vice President and    Vice President since February    General Counsel, Anti-Money
c/o GMO Trust              Clerk                 1997; Clerk since March 2001 -   Laundering Reporting Officer
40 Rowes Wharf                                   present and May 1999 - August    (July 2002 - February 2003)
Boston, MA 02110                                 1999.                            and Member, Grantham, Mayo,
DOB: 07/20/1965                                                                   Van Otterloo & Co. LLC.

Elaine M. Hartnett,        Vice President and    Vice President since August      Associate General Counsel,
Esq.                       Secretary             1999; Secretary since March      Grantham, Mayo, Van Otterloo &
c/o GMO Trust                                    2001.                            Co. LLC (June 1999 - present);
40 Rowes Wharf                                                                    Associate/Junior Partner, Hale
Boston, MA 02110                                                                  and Dorr LLP (1991 - 1999).
DOB: 02/18/1945

Julie Perniola             Vice President        Since February 2003.             Anti-Money Laundering
c/o GMO Trust              and Anti-Money                                         Reporting Officer (February
40 Rowes Wharf             Laundering                                             2003 - present) and Compliance
Boston, MA 02110           Compliance Officer                                     Officer, Grantham, Mayo, Van
DOB: 10/07/1970                                                                   Otterloo & Co. LLC.

William L. Nemerever       Vice President        Vice President since February    Member, Grantham, Mayo, Van
c/o GMO Trust                                    2004.                            Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 11/05/1946

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

ITEM 2. CODE OF ETHICS.

         As of February 29, 2004, the Registrant has adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. For the year ended February 29, 2004, there were no amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Registrant's Code of Ethics is filed with this Form N-CSR under item 11 (a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         The Registrant's Board of Trustees has determined that the Registrant does not have an "audit committee financial expert" (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002) serving on its audit committee. The Registrant's Board believes that, although none of its members individually meets all required elements of the definition of an "audit committee financial expert", the members of the Registrant's audit committee collectively possess the knowledge and experience necessary to execute all of the audit committee's functions, duties and powers.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by its independent auditors, PricewaterhouseCoopers LLP for the audit of the Registrant's annual financial statements for 2004 and 2003 were $1,334,834 and $1,131,500, respectively.
         (b) AUDIT-RELATED FEES: The aggregate fees billed to the Registrant in 2004 and 2003 for audit-related services rendered by PricewaterhouseCoopers LLP were $0 and $250, respectively.
         (c) TAX FEES: The aggregate fees billed to the Registrant in 2004 and 2003 for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning, including the preparation of Form 1120 RIC, Form 8613 and review of excise tax distribution calculations were $631,843 and $561,212, respectively.
         (d) ALL OTHER FEES: No such fees were billed by PricewaterhouseCoopers LLP to the Registrant in 2004 or 2003.
         (e) (1) The Registrant's audit committee has adopted an Audit and Non-Audit Services Pre-Approval Policy that provides for pre-approval of all audit and non-audit services to be provided on behalf of the Registrant or a service affiliate by the independent accountant before the independent accountant is engaged by the Registrant or service affiliate, as the case may be.
         (e) (2) None.
         (f) Not applicable.
         (g) NON-AUDIT FEES: The aggregate fees billed to the Registrant in 2004 and 2003 for non-audit services rendered to the Registrant, the Registrant's Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provided ongoing services to the Registrant were $115,100 and $86,950, respectively.
         (h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

         Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this filing.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable to this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

         (b) (1) After reviewing the Registrant's existing policies and procedures relating to the documentation of the timing of receipt and processing of transactions in Fund shares, and in anticipation of requirements which are not yet to take effect and which will require the Registrant and all other registered investment companies to have "internal controls over financial reporting", the Registrant has implemented certain enhancements in its controls relating to the processing of transactions in Fund shares.

         (b)(2) In the period, the Registrant's manager eliminated procedures in place to reconcile all securities and securities' valuations to the records maintained by the Registrant's accounting agent with respect to GMO Foreign Fund and GMO Foreign Small Companies Fund. The Registrant's manager also instituted an oversight function providing a more selective analysis that evaluates only those factors identified by the procedures as material to the calculation of daily net asset values of GMO Foreign Fund and GMO Foreign Small Companies Fund.

         The Registrant expresses no view as to whether the changes described in
         (b)(1) and (b)(2) are material. The Registrant does not believe any controls or procedures can provide absolute assurance of financial reporting accuracy.

ITEM 11. EXHIBITS.

         (a)(1) Code of Ethics Described in Item 2 is attached.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.302

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               GMO Trust

By (Signature and Title):  /s/ Scott Eston
                           -----------------------------------------------------
                           Scott Eston, Chief Executive Officer

                           Date May 7, 2004
                                -----------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By (Signature and Title):  /s/ Scott Eston
                           -----------------------------------------------------
                           Scott Eston, Chief Executive Officer

                           Date May 7, 2004
                                -----------


By (Signature and Title):  /s/ Susan Randall Harbert
                           -----------------------------------------------------
                           Susan Randall Harbert, Chief Financial Officer


                           Date May 7, 2004
                                -----------